UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08895

Voya Funds Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April 1, 2025 to September 30, 2025

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya GNMA Income Fund Class A - LEXNX

Voya GNMA Income Fund Class C - LEGNX

Voya GNMA Income Fund Class I - LEINX

Voya GNMA Income Fund Class R6 - VGMBX

Voya GNMA Income Fund Class W - IGMWX

Voya Government Money Market Fund Class A - VYAXX

Voya Government Money Market Fund Class C - VYBXX

Voya Government Money Market Fund Class I - VYCXX

Voya Government Money Market Fund Class R6 - VYHXX

Voya Government Money Market Fund Class W - VYGXX

Voya High Yield Bond Fund Class A - IHYAX

Voya High Yield Bond Fund Class C - IMYCX

Voya High Yield Bond Fund Class I - IHYIX

Voya High Yield Bond Fund Class R - IRSTX

Voya High Yield Bond Fund Class R6 - VHYRX

Voya High Yield Bond Fund Class W - IHYWX

Voya Intermediate Bond Fund Class A - IIBAX

Voya Intermediate Bond Fund Class C - IICCX

Voya Intermediate Bond Fund Class I - IICIX

Voya Intermediate Bond Fund Class R - IIBOX

Voya Intermediate Bond Fund Class R6 - IIBZX

Voya Intermediate Bond Fund Class W - IIBWX

Voya Short Duration Bond Fund Class A - IASBX

Voya Short Duration Bond Fund Class C - ICSBX

Voya Short Duration Bond Fund Class I - IISBX

Voya Short Duration Bond Fund Class R - VSTRX

Voya Short Duration Bond Fund Class R6 - IGZAX

Voya Short Duration Bond Fund Class W - IWSBX

Voya Short Duration High Income Fund Class A - VVJBX

Voya Short Duration High Income Fund Class C - VVJGX

Voya Short Duration High Income Fund Class I - VVJCX

Voya Short Duration High Income Fund Class R6 - VVJDX

Voya Short Duration High Income Fund Class W - VVJWX

Voya Strategic Income Opportunities Fund Class A - ISIAX

Voya Strategic Income Opportunities Fund Class C - ISICX

Voya Strategic Income Opportunities Fund Class I - IISIX

Voya Strategic Income Opportunities Fund Class R - ISIRX

Voya Strategic Income Opportunities Fund Class R6 - VSIRX

Voya Strategic Income Opportunities Fund Class W - ISIWX

Voya VACS Series HYB Fund Portfolio - VVITX

Class A: LEXNX

Voya GNMA Income Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$43	0.84%

Fund Statistics

  Total Net Assets$1,110,275,052
  # of Portfolio Holdings806
  Portfolio Turnover Rate225%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ginnie Mae, 5.000%, 11/20/55	10.0%
Ginnie Mae, 5.500%, 10/20/55	8.6%
Ginnie Mae, 6.000%, 10/20/55	6.8%
Ginnie Mae, 2.000%, 03/20/52	3.0%
Ginnie Mae, 4.500%, 10/20/55	2.6%
Ginnie Mae - Class FE, 5.639%, 01/20/55	2.3%
Ginnie Mae, 2.500%, 03/20/51	2.3%
Ginnie Mae, 2.000%, 12/20/50	2.2%
Ginnie Mae - Class LF, 5.639%, 06/20/55	1.8%
Ginnie Mae, 3.000%, 10/20/51	1.8%

Investment Type Allocation

U.S. Government Agency Obligations
65.8%
Collateralized Mortgage Obligations
58.3%
Commercial Mortgage-Backed Securities
3.6%
Asset-Backed Securities
0.0%
Liabilities in Excess of Other Assets
(27.7)%
-40%
-20%
0%
20%
40%
60%
80%

Value	Value
Liabilities in Excess of Other Assets	(27.7)%
Asset-Backed Securities	0.0%
Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	58.3%
U.S. Government Agency Obligations	65.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: LEXNX

Voya GNMA Income Fund

92913L692-SAR

Class C: LEGNX

Voya GNMA Income Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$81	1.59%

Fund Statistics

  Total Net Assets$1,110,275,052
  # of Portfolio Holdings806
  Portfolio Turnover Rate225%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ginnie Mae, 5.000%, 11/20/55	10.0%
Ginnie Mae, 5.500%, 10/20/55	8.6%
Ginnie Mae, 6.000%, 10/20/55	6.8%
Ginnie Mae, 2.000%, 03/20/52	3.0%
Ginnie Mae, 4.500%, 10/20/55	2.6%
Ginnie Mae - Class FE, 5.639%, 01/20/55	2.3%
Ginnie Mae, 2.500%, 03/20/51	2.3%
Ginnie Mae, 2.000%, 12/20/50	2.2%
Ginnie Mae - Class LF, 5.639%, 06/20/55	1.8%
Ginnie Mae, 3.000%, 10/20/51	1.8%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(27.7)%
Asset-Backed Securities	0.0%
Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	58.3%
U.S. Government Agency Obligations	65.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: LEGNX

Voya GNMA Income Fund

92913L726-SAR

Class I: LEINX

Voya GNMA Income Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$27	0.54%

Fund Statistics

  Total Net Assets$1,110,275,052
  # of Portfolio Holdings806
  Portfolio Turnover Rate225%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ginnie Mae, 5.000%, 11/20/55	10.0%
Ginnie Mae, 5.500%, 10/20/55	8.6%
Ginnie Mae, 6.000%, 10/20/55	6.8%
Ginnie Mae, 2.000%, 03/20/52	3.0%
Ginnie Mae, 4.500%, 10/20/55	2.6%
Ginnie Mae - Class FE, 5.639%, 01/20/55	2.3%
Ginnie Mae, 2.500%, 03/20/51	2.3%
Ginnie Mae, 2.000%, 12/20/50	2.2%
Ginnie Mae - Class LF, 5.639%, 06/20/55	1.8%
Ginnie Mae, 3.000%, 10/20/51	1.8%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(27.7)%
Asset-Backed Securities	0.0%
Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	58.3%
U.S. Government Agency Obligations	65.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: LEINX

Voya GNMA Income Fund

92913L734-SAR

Class R6: VGMBX

Voya GNMA Income Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$25	0.50%

Fund Statistics

  Total Net Assets$1,110,275,052
  # of Portfolio Holdings806
  Portfolio Turnover Rate225%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ginnie Mae, 5.000%, 11/20/55	10.0%
Ginnie Mae, 5.500%, 10/20/55	8.6%
Ginnie Mae, 6.000%, 10/20/55	6.8%
Ginnie Mae, 2.000%, 03/20/52	3.0%
Ginnie Mae, 4.500%, 10/20/55	2.6%
Ginnie Mae - Class FE, 5.639%, 01/20/55	2.3%
Ginnie Mae, 2.500%, 03/20/51	2.3%
Ginnie Mae, 2.000%, 12/20/50	2.2%
Ginnie Mae - Class LF, 5.639%, 06/20/55	1.8%
Ginnie Mae, 3.000%, 10/20/51	1.8%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(27.7)%
Asset-Backed Securities	0.0%
Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	58.3%
U.S. Government Agency Obligations	65.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VGMBX

Voya GNMA Income Fund

92913L577-SAR

Class W: IGMWX

Voya GNMA Income Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$30	0.59%

Fund Statistics

  Total Net Assets$1,110,275,052
  # of Portfolio Holdings806
  Portfolio Turnover Rate225%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ginnie Mae, 5.000%, 11/20/55	10.0%
Ginnie Mae, 5.500%, 10/20/55	8.6%
Ginnie Mae, 6.000%, 10/20/55	6.8%
Ginnie Mae, 2.000%, 03/20/52	3.0%
Ginnie Mae, 4.500%, 10/20/55	2.6%
Ginnie Mae - Class FE, 5.639%, 01/20/55	2.3%
Ginnie Mae, 2.500%, 03/20/51	2.3%
Ginnie Mae, 2.000%, 12/20/50	2.2%
Ginnie Mae - Class LF, 5.639%, 06/20/55	1.8%
Ginnie Mae, 3.000%, 10/20/51	1.8%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(27.7)%
Asset-Backed Securities	0.0%
Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	58.3%
U.S. Government Agency Obligations	65.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IGMWX

Voya GNMA Income Fund

92913L767-SAR

Class A: VYAXX

Voya Government Money Market Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$18	0.35%

Fund Statistics

  Total Net Assets$430,541,404
  # of Portfolio Holdings23

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(21.8)%
U.S. Government Agency Debt	25.9%
U.S. Treasury Repurchase Agreements	41.1%
U.S. Treasury Debt	54.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VYAXX

Voya Government Money Market Fund

92913L379-SAR

Class C: VYBXX

Voya Government Money Market Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$68	1.35%

Fund Statistics

  Total Net Assets$430,541,404
  # of Portfolio Holdings23

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(21.8)%
U.S. Government Agency Debt	25.9%
U.S. Treasury Repurchase Agreements	41.1%
U.S. Treasury Debt	54.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VYBXX

Voya Government Money Market Fund

92913L361-SAR

Class I: VYCXX

Voya Government Money Market Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$18	0.35%

Fund Statistics

  Total Net Assets$430,541,404
  # of Portfolio Holdings23

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(21.8)%
U.S. Government Agency Debt	25.9%
U.S. Treasury Repurchase Agreements	41.1%
U.S. Treasury Debt	54.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VYCXX

Voya Government Money Market Fund

92913L353-SAR

Class R6: VYHXX

Voya Government Money Market Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$18	0.35%

Fund Statistics

  Total Net Assets$430,541,404
  # of Portfolio Holdings23

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(21.8)%
U.S. Government Agency Debt	25.9%
U.S. Treasury Repurchase Agreements	41.1%
U.S. Treasury Debt	54.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYHXX

Voya Government Money Market Fund

92913L213-SAR

Class W: VYGXX

Voya Government Money Market Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$18	0.35%

Fund Statistics

  Total Net Assets$430,541,404
  # of Portfolio Holdings23

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(21.8)%
U.S. Government Agency Debt	25.9%
U.S. Treasury Repurchase Agreements	41.1%
U.S. Treasury Debt	54.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VYGXX

Voya Government Money Market Fund

92913L320-SAR

Class A: IHYAX

Voya High Yield Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$52	1.01%

Fund Statistics

  Total Net Assets$257,219,272
  # of Portfolio Holdings92
  Portfolio Turnover Rate111%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.4%
Iron Mountain, Inc., 6.250%, 01/15/33	2.1%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.6%
Navient Corp., 7.875%, 06/15/32	1.6%
Bombardier, Inc., 6.750%, 06/15/33	1.6%
Caesars Entertainment, Inc., 6.000%, 10/15/32	1.6%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/32	1.6%
Frontier Communications Holdings LLC, 8.750%, 05/15/30	1.6%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.6%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.6%

Investment Type Allocation

Corporate Bonds/Notes
95.1%
Assets in Excess of Other Liabilities
4.9%
0%
20%
40%
60%
80%
100%

Value	Value
Assets in Excess of Other Liabilities	4.9%
Corporate Bonds/Notes	95.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: IHYAX

Voya High Yield Bond Fund

92913L627-SAR

Class C: IMYCX

Voya High Yield Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$90	1.76%

Fund Statistics

  Total Net Assets$257,219,272
  # of Portfolio Holdings92
  Portfolio Turnover Rate111%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.4%
Iron Mountain, Inc., 6.250%, 01/15/33	2.1%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.6%
Navient Corp., 7.875%, 06/15/32	1.6%
Bombardier, Inc., 6.750%, 06/15/33	1.6%
Caesars Entertainment, Inc., 6.000%, 10/15/32	1.6%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/32	1.6%
Frontier Communications Holdings LLC, 8.750%, 05/15/30	1.6%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.6%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.9%
Corporate Bonds/Notes	95.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: IMYCX

Voya High Yield Bond Fund

92913L643-SAR

Class I: IHYIX

Voya High Yield Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$36	0.69%

Fund Statistics

  Total Net Assets$257,219,272
  # of Portfolio Holdings92
  Portfolio Turnover Rate111%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.4%
Iron Mountain, Inc., 6.250%, 01/15/33	2.1%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.6%
Navient Corp., 7.875%, 06/15/32	1.6%
Bombardier, Inc., 6.750%, 06/15/33	1.6%
Caesars Entertainment, Inc., 6.000%, 10/15/32	1.6%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/32	1.6%
Frontier Communications Holdings LLC, 8.750%, 05/15/30	1.6%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.6%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.9%
Corporate Bonds/Notes	95.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IHYIX

Voya High Yield Bond Fund

92913L783-SAR

Class R: IRSTX

Voya High Yield Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$65	1.26%

Fund Statistics

  Total Net Assets$257,219,272
  # of Portfolio Holdings92
  Portfolio Turnover Rate111%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.4%
Iron Mountain, Inc., 6.250%, 01/15/33	2.1%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.6%
Navient Corp., 7.875%, 06/15/32	1.6%
Bombardier, Inc., 6.750%, 06/15/33	1.6%
Caesars Entertainment, Inc., 6.000%, 10/15/32	1.6%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/32	1.6%
Frontier Communications Holdings LLC, 8.750%, 05/15/30	1.6%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.6%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.9%
Corporate Bonds/Notes	95.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: IRSTX

Voya High Yield Bond Fund

92913L544-SAR

Class R6: VHYRX

Voya High Yield Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$32	0.62%

Fund Statistics

  Total Net Assets$257,219,272
  # of Portfolio Holdings92
  Portfolio Turnover Rate111%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.4%
Iron Mountain, Inc., 6.250%, 01/15/33	2.1%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.6%
Navient Corp., 7.875%, 06/15/32	1.6%
Bombardier, Inc., 6.750%, 06/15/33	1.6%
Caesars Entertainment, Inc., 6.000%, 10/15/32	1.6%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/32	1.6%
Frontier Communications Holdings LLC, 8.750%, 05/15/30	1.6%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.6%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.9%
Corporate Bonds/Notes	95.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VHYRX

Voya High Yield Bond Fund

92913L528-SAR

Class W: IHYWX

Voya High Yield Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$39	0.76%

Fund Statistics

  Total Net Assets$257,219,272
  # of Portfolio Holdings92
  Portfolio Turnover Rate111%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.4%
Iron Mountain, Inc., 6.250%, 01/15/33	2.1%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.6%
Navient Corp., 7.875%, 06/15/32	1.6%
Bombardier, Inc., 6.750%, 06/15/33	1.6%
Caesars Entertainment, Inc., 6.000%, 10/15/32	1.6%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/32	1.6%
Frontier Communications Holdings LLC, 8.750%, 05/15/30	1.6%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.6%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.9%
Corporate Bonds/Notes	95.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IHYWX

Voya High Yield Bond Fund

92913L866-SAR

Class A: IIBAX

Voya Intermediate Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$33	0.64%

Fund Statistics

  Total Net Assets$9,937,702,591
  # of Portfolio Holdings2,463
  Portfolio Turnover Rate76%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Bonds, 4.875%, 08/15/45	2.6%
United States Treasury Notes, 3.875%, 09/30/32	1.7%
United States Treasury Notes, 3.500%, 09/30/27	1.3%
United States Treasury Notes, 3.375%, 09/15/28	1.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
United States Treasury Notes, 3.625%, 09/30/30	1.1%
United States Treasury Notes, 4.250%, 08/15/35	1.1%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Ginnie Mae, 5.500%, 10/20/55	0.8%

Investment Type Allocation

Corporate Bonds/Notes
26.4%
U.S. Government Agency Obligations
15.1%
Collateralized Mortgage Obligations
14.5%
Asset-Backed Securities
12.4%
U.S. Treasury Obligations
12.0%
Commercial Mortgage-Backed Securities
10.1%
Sovereign Bonds
2.1%
Assets in Excess of Other Liabilities
7.4%
0%
5%
10%
15%
20%
25%
30%

Value	Value
Assets in Excess of Other Liabilities	7.4%
Sovereign Bonds	2.1%
Commercial Mortgage-Backed Securities	10.1%
U.S. Treasury Obligations	12.0%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.5%
U.S. Government Agency Obligations	15.1%
Corporate Bonds/Notes	26.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: IIBAX

Voya Intermediate Bond Fund

92913L650-SAR

Class C: IICCX

Voya Intermediate Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$71	1.39%

Fund Statistics

  Total Net Assets$9,937,702,591
  # of Portfolio Holdings2,463
  Portfolio Turnover Rate76%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Bonds, 4.875%, 08/15/45	2.6%
United States Treasury Notes, 3.875%, 09/30/32	1.7%
United States Treasury Notes, 3.500%, 09/30/27	1.3%
United States Treasury Notes, 3.375%, 09/15/28	1.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
United States Treasury Notes, 3.625%, 09/30/30	1.1%
United States Treasury Notes, 4.250%, 08/15/35	1.1%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Ginnie Mae, 5.500%, 10/20/55	0.8%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.4%
Sovereign Bonds	2.1%
Commercial Mortgage-Backed Securities	10.1%
U.S. Treasury Obligations	12.0%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.5%
U.S. Government Agency Obligations	15.1%
Corporate Bonds/Notes	26.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: IICCX

Voya Intermediate Bond Fund

92913L676-SAR

Class I: IICIX

Voya Intermediate Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$18	0.35%

Fund Statistics

  Total Net Assets$9,937,702,591
  # of Portfolio Holdings2,463
  Portfolio Turnover Rate76%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Bonds, 4.875%, 08/15/45	2.6%
United States Treasury Notes, 3.875%, 09/30/32	1.7%
United States Treasury Notes, 3.500%, 09/30/27	1.3%
United States Treasury Notes, 3.375%, 09/15/28	1.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
United States Treasury Notes, 3.625%, 09/30/30	1.1%
United States Treasury Notes, 4.250%, 08/15/35	1.1%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Ginnie Mae, 5.500%, 10/20/55	0.8%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.4%
Sovereign Bonds	2.1%
Commercial Mortgage-Backed Securities	10.1%
U.S. Treasury Obligations	12.0%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.5%
U.S. Government Agency Obligations	15.1%
Corporate Bonds/Notes	26.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IICIX

Voya Intermediate Bond Fund

92913L684-SAR

Class R: IIBOX

Voya Intermediate Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$45	0.89%

Fund Statistics

  Total Net Assets$9,937,702,591
  # of Portfolio Holdings2,463
  Portfolio Turnover Rate76%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Bonds, 4.875%, 08/15/45	2.6%
United States Treasury Notes, 3.875%, 09/30/32	1.7%
United States Treasury Notes, 3.500%, 09/30/27	1.3%
United States Treasury Notes, 3.375%, 09/15/28	1.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
United States Treasury Notes, 3.625%, 09/30/30	1.1%
United States Treasury Notes, 4.250%, 08/15/35	1.1%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Ginnie Mae, 5.500%, 10/20/55	0.8%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.4%
Sovereign Bonds	2.1%
Commercial Mortgage-Backed Securities	10.1%
U.S. Treasury Obligations	12.0%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.5%
U.S. Government Agency Obligations	15.1%
Corporate Bonds/Notes	26.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: IIBOX

Voya Intermediate Bond Fund

92913L742-SAR

Class R6: IIBZX

Voya Intermediate Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$15	0.30%

Fund Statistics

  Total Net Assets$9,937,702,591
  # of Portfolio Holdings2,463
  Portfolio Turnover Rate76%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Bonds, 4.875%, 08/15/45	2.6%
United States Treasury Notes, 3.875%, 09/30/32	1.7%
United States Treasury Notes, 3.500%, 09/30/27	1.3%
United States Treasury Notes, 3.375%, 09/15/28	1.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
United States Treasury Notes, 3.625%, 09/30/30	1.1%
United States Treasury Notes, 4.250%, 08/15/35	1.1%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Ginnie Mae, 5.500%, 10/20/55	0.8%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.4%
Sovereign Bonds	2.1%
Commercial Mortgage-Backed Securities	10.1%
U.S. Treasury Obligations	12.0%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.5%
U.S. Government Agency Obligations	15.1%
Corporate Bonds/Notes	26.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: IIBZX

Voya Intermediate Bond Fund

92913L569-SAR

Class W: IIBWX

Voya Intermediate Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$20	0.39%

Fund Statistics

  Total Net Assets$9,937,702,591
  # of Portfolio Holdings2,463
  Portfolio Turnover Rate76%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Bonds, 4.875%, 08/15/45	2.6%
United States Treasury Notes, 3.875%, 09/30/32	1.7%
United States Treasury Notes, 3.500%, 09/30/27	1.3%
United States Treasury Notes, 3.375%, 09/15/28	1.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
United States Treasury Notes, 3.625%, 09/30/30	1.1%
United States Treasury Notes, 4.250%, 08/15/35	1.1%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Ginnie Mae, 5.500%, 10/20/55	0.8%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.4%
Sovereign Bonds	2.1%
Commercial Mortgage-Backed Securities	10.1%
U.S. Treasury Obligations	12.0%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.5%
U.S. Government Agency Obligations	15.1%
Corporate Bonds/Notes	26.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IIBWX

Voya Intermediate Bond Fund

92913L775-SAR

Class A: IASBX

Voya Short Duration Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$34	0.66%

Fund Statistics

  Total Net Assets$382,830,172
  # of Portfolio Holdings649
  Portfolio Turnover Rate101%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.500%, 09/30/27	2.0%
Fannie Mae REMIC Trust - Class FH, 5.606%, 01/25/55	1.1%
Freddie Mac REMIC Trust - Class FA, 5.037%, 04/15/36	1.1%
Freddie Mac REMIC Trust - Class FA, 5.605%, 10/25/55	1.0%
United States Treasury Notes, 3.625%, 09/30/30	0.9%
Freddie Mac Strips - Class F43, 5.156%, 10/25/53	0.9%
Fannie Mae REMIC Trust - Class FD, 5.556%, 12/25/54	0.9%
Freddie Mac Strips - Class F44, 5.356%, 10/25/53	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac REMIC Trust - Class PF, 4.887%, 02/15/36	0.7%

Investment Type Allocation

Corporate Bonds/Notes
47.5%
Asset-Backed Securities
16.7%
Commercial Mortgage-Backed Securities
13.4%
Collateralized Mortgage Obligations
11.7%
U.S. Treasury Obligations
4.1%
U.S. Government Agency Obligations
0.1%
Assets in Excess of Other Liabilities
6.5%
0%
10%
20%
30%
40%
50%

Value	Value
Assets in Excess of Other Liabilities	6.5%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	4.1%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	13.4%
Asset-Backed Securities	16.7%
Corporate Bonds/Notes	47.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: IASBX

Voya Short Duration Bond Fund

92913L502-SAR

Class C: ICSBX

Voya Short Duration Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$72	1.41%

Fund Statistics

  Total Net Assets$382,830,172
  # of Portfolio Holdings649
  Portfolio Turnover Rate101%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.500%, 09/30/27	2.0%
Fannie Mae REMIC Trust - Class FH, 5.606%, 01/25/55	1.1%
Freddie Mac REMIC Trust - Class FA, 5.037%, 04/15/36	1.1%
Freddie Mac REMIC Trust - Class FA, 5.605%, 10/25/55	1.0%
United States Treasury Notes, 3.625%, 09/30/30	0.9%
Freddie Mac Strips - Class F43, 5.156%, 10/25/53	0.9%
Fannie Mae REMIC Trust - Class FD, 5.556%, 12/25/54	0.9%
Freddie Mac Strips - Class F44, 5.356%, 10/25/53	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac REMIC Trust - Class PF, 4.887%, 02/15/36	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.5%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	4.1%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	13.4%
Asset-Backed Securities	16.7%
Corporate Bonds/Notes	47.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: ICSBX

Voya Short Duration Bond Fund

92913L403-SAR

Class I: IISBX

Voya Short Duration Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$17	0.34%

Fund Statistics

  Total Net Assets$382,830,172
  # of Portfolio Holdings649
  Portfolio Turnover Rate101%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.500%, 09/30/27	2.0%
Fannie Mae REMIC Trust - Class FH, 5.606%, 01/25/55	1.1%
Freddie Mac REMIC Trust - Class FA, 5.037%, 04/15/36	1.1%
Freddie Mac REMIC Trust - Class FA, 5.605%, 10/25/55	1.0%
United States Treasury Notes, 3.625%, 09/30/30	0.9%
Freddie Mac Strips - Class F43, 5.156%, 10/25/53	0.9%
Fannie Mae REMIC Trust - Class FD, 5.556%, 12/25/54	0.9%
Freddie Mac Strips - Class F44, 5.356%, 10/25/53	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac REMIC Trust - Class PF, 4.887%, 02/15/36	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.5%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	4.1%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	13.4%
Asset-Backed Securities	16.7%
Corporate Bonds/Notes	47.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IISBX

Voya Short Duration Bond Fund

92913L304-SAR

Class R: VSTRX

Voya Short Duration Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$46	0.91%

Fund Statistics

  Total Net Assets$382,830,172
  # of Portfolio Holdings649
  Portfolio Turnover Rate101%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.500%, 09/30/27	2.0%
Fannie Mae REMIC Trust - Class FH, 5.606%, 01/25/55	1.1%
Freddie Mac REMIC Trust - Class FA, 5.037%, 04/15/36	1.1%
Freddie Mac REMIC Trust - Class FA, 5.605%, 10/25/55	1.0%
United States Treasury Notes, 3.625%, 09/30/30	0.9%
Freddie Mac Strips - Class F43, 5.156%, 10/25/53	0.9%
Fannie Mae REMIC Trust - Class FD, 5.556%, 12/25/54	0.9%
Freddie Mac Strips - Class F44, 5.356%, 10/25/53	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac REMIC Trust - Class PF, 4.887%, 02/15/36	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.5%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	4.1%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	13.4%
Asset-Backed Securities	16.7%
Corporate Bonds/Notes	47.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VSTRX

Voya Short Duration Bond Fund

92913L205-SAR

Class R6: IGZAX

Voya Short Duration Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$15	0.30%

Fund Statistics

  Total Net Assets$382,830,172
  # of Portfolio Holdings649
  Portfolio Turnover Rate101%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.500%, 09/30/27	2.0%
Fannie Mae REMIC Trust - Class FH, 5.606%, 01/25/55	1.1%
Freddie Mac REMIC Trust - Class FA, 5.037%, 04/15/36	1.1%
Freddie Mac REMIC Trust - Class FA, 5.605%, 10/25/55	1.0%
United States Treasury Notes, 3.625%, 09/30/30	0.9%
Freddie Mac Strips - Class F43, 5.156%, 10/25/53	0.9%
Fannie Mae REMIC Trust - Class FD, 5.556%, 12/25/54	0.9%
Freddie Mac Strips - Class F44, 5.356%, 10/25/53	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac REMIC Trust - Class PF, 4.887%, 02/15/36	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.5%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	4.1%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	13.4%
Asset-Backed Securities	16.7%
Corporate Bonds/Notes	47.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: IGZAX

Voya Short Duration Bond Fund

92913L551-SAR

Class W: IWSBX

Voya Short Duration Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$21	0.41%

Fund Statistics

  Total Net Assets$382,830,172
  # of Portfolio Holdings649
  Portfolio Turnover Rate101%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.500%, 09/30/27	2.0%
Fannie Mae REMIC Trust - Class FH, 5.606%, 01/25/55	1.1%
Freddie Mac REMIC Trust - Class FA, 5.037%, 04/15/36	1.1%
Freddie Mac REMIC Trust - Class FA, 5.605%, 10/25/55	1.0%
United States Treasury Notes, 3.625%, 09/30/30	0.9%
Freddie Mac Strips - Class F43, 5.156%, 10/25/53	0.9%
Fannie Mae REMIC Trust - Class FD, 5.556%, 12/25/54	0.9%
Freddie Mac Strips - Class F44, 5.356%, 10/25/53	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac REMIC Trust - Class PF, 4.887%, 02/15/36	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.5%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	4.1%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	13.4%
Asset-Backed Securities	16.7%
Corporate Bonds/Notes	47.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IWSBX

Voya Short Duration Bond Fund

92913L106-SAR

Class A: VVJBX

Voya Short Duration High Income Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$42	0.84%

Fund Statistics

  Total Net Assets$252,206,016
  # of Portfolio Holdings116
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/30	2.3%
Asurion LLC, 9.528%, 01/20/29	2.3%
Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/29	2.2%
Excelerate Energy L.P., 8.000%, 05/15/30	2.1%
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/29	2.1%
Sunoco L.P. / Sunoco Finance Corp., 7.000%, 09/15/28	2.1%
NRG Energy, Inc., 5.750%, 01/15/28	2.0%
Quikrete Holdings, Inc., 6.413%, 02/10/32	2.0%
Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/29	1.9%
ContourGlobal Power Holdings SA, 6.750%, 02/28/30	1.9%

Investment Type Allocation

Corporate Bonds/Notes
87.4%
Bank Loans
6.6%
Common Stock
0.0%
Assets in Excess of Other Liabilities
6.0%
0%
20%
40%
60%
80%
100%

Value	Value
Assets in Excess of Other Liabilities	6.0%
Common Stock	0.0%
Bank Loans	6.6%
Corporate Bonds/Notes	87.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VVJBX

Voya Short Duration High Income Fund

92913L254-SAR

Class C: VVJGX

Voya Short Duration High Income Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$80	1.59%

Fund Statistics

  Total Net Assets$252,206,016
  # of Portfolio Holdings116
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/30	2.3%
Asurion LLC, 9.528%, 01/20/29	2.3%
Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/29	2.2%
Excelerate Energy L.P., 8.000%, 05/15/30	2.1%
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/29	2.1%
Sunoco L.P. / Sunoco Finance Corp., 7.000%, 09/15/28	2.1%
NRG Energy, Inc., 5.750%, 01/15/28	2.0%
Quikrete Holdings, Inc., 6.413%, 02/10/32	2.0%
Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/29	1.9%
ContourGlobal Power Holdings SA, 6.750%, 02/28/30	1.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.0%
Common Stock	0.0%
Bank Loans	6.6%
Corporate Bonds/Notes	87.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VVJGX

Voya Short Duration High Income Fund

92913L221-SAR

Class I: VVJCX

Voya Short Duration High Income Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$31	0.61%

Fund Statistics

  Total Net Assets$252,206,016
  # of Portfolio Holdings116
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/30	2.3%
Asurion LLC, 9.528%, 01/20/29	2.3%
Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/29	2.2%
Excelerate Energy L.P., 8.000%, 05/15/30	2.1%
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/29	2.1%
Sunoco L.P. / Sunoco Finance Corp., 7.000%, 09/15/28	2.1%
NRG Energy, Inc., 5.750%, 01/15/28	2.0%
Quikrete Holdings, Inc., 6.413%, 02/10/32	2.0%
Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/29	1.9%
ContourGlobal Power Holdings SA, 6.750%, 02/28/30	1.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.0%
Common Stock	0.0%
Bank Loans	6.6%
Corporate Bonds/Notes	87.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VVJCX

Voya Short Duration High Income Fund

92913L247-SAR

Class R6: VVJDX

Voya Short Duration High Income Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$29	0.57%

Fund Statistics

  Total Net Assets$252,206,016
  # of Portfolio Holdings116
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/30	2.3%
Asurion LLC, 9.528%, 01/20/29	2.3%
Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/29	2.2%
Excelerate Energy L.P., 8.000%, 05/15/30	2.1%
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/29	2.1%
Sunoco L.P. / Sunoco Finance Corp., 7.000%, 09/15/28	2.1%
NRG Energy, Inc., 5.750%, 01/15/28	2.0%
Quikrete Holdings, Inc., 6.413%, 02/10/32	2.0%
Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/29	1.9%
ContourGlobal Power Holdings SA, 6.750%, 02/28/30	1.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.0%
Common Stock	0.0%
Bank Loans	6.6%
Corporate Bonds/Notes	87.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VVJDX

Voya Short Duration High Income Fund

92913L239-SAR

Class W: VVJWX

Voya Short Duration High Income Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of August 8, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class WFootnote Reference*	$9	0.59%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to September 30, 2025. Expenses for the full reporting period would be higher.

Fund Statistics

  Total Net Assets$252,206,016
  # of Portfolio Holdings116
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/30	2.3%
Asurion LLC, 9.528%, 01/20/29	2.3%
Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/29	2.2%
Excelerate Energy L.P., 8.000%, 05/15/30	2.1%
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/29	2.1%
Sunoco L.P. / Sunoco Finance Corp., 7.000%, 09/15/28	2.1%
NRG Energy, Inc., 5.750%, 01/15/28	2.0%
Quikrete Holdings, Inc., 6.413%, 02/10/32	2.0%
Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/29	1.9%
ContourGlobal Power Holdings SA, 6.750%, 02/28/30	1.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.0%
Common Stock	0.0%
Bank Loans	6.6%
Corporate Bonds/Notes	87.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VVJWX

Voya Short Duration High Income Fund

92913L197-SAR

Class A: ISIAX

Voya Strategic Income Opportunities Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$43	0.85%

Fund Statistics

  Total Net Assets$2,141,883,479
  # of Portfolio Holdings1,659
  Portfolio Turnover Rate176%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.956%, 02/25/55	2.1%
Ginnie Mae, 6.500%, 09/20/55	2.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.8%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Ginnie Mae, 6.500%, 05/20/65	1.1%
United States Treasury Notes, 3.500%, 09/30/27	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
United States Treasury Notes, 3.875%, 09/30/32	0.5%
Ginnie Mae, 5.000%, 10/20/55	0.5%

Investment Type Allocation

Collateralized Mortgage Obligations
27.7%
Corporate Bonds/Notes
22.5%
Commercial Mortgage-Backed Securities
18.6%
Asset-Backed Securities
11.4%
U.S. Government Agency Obligations
7.0%
Bank Loans
6.7%
Sovereign Bonds
3.5%
U.S. Treasury Obligations
1.7%
Common Stock
0.0%
Assets in Excess of Other Liabilities
0.9%
0%
5%
10%
15%
20%
25%
30%

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	0.0%
U.S. Treasury Obligations	1.7%
Sovereign Bonds	3.5%
Bank Loans	6.7%
U.S. Government Agency Obligations	7.0%
Asset-Backed Securities	11.4%
Commercial Mortgage-Backed Securities	18.6%
Corporate Bonds/Notes	22.5%
Collateralized Mortgage Obligations	27.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: ISIAX

Voya Strategic Income Opportunities Fund

92913L700-SAR

Class C: ISICX

Voya Strategic Income Opportunities Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$82	1.60%

Fund Statistics

  Total Net Assets$2,141,883,479
  # of Portfolio Holdings1,659
  Portfolio Turnover Rate176%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.956%, 02/25/55	2.1%
Ginnie Mae, 6.500%, 09/20/55	2.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.8%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Ginnie Mae, 6.500%, 05/20/65	1.1%
United States Treasury Notes, 3.500%, 09/30/27	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
United States Treasury Notes, 3.875%, 09/30/32	0.5%
Ginnie Mae, 5.000%, 10/20/55	0.5%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	0.0%
U.S. Treasury Obligations	1.7%
Sovereign Bonds	3.5%
Bank Loans	6.7%
U.S. Government Agency Obligations	7.0%
Asset-Backed Securities	11.4%
Commercial Mortgage-Backed Securities	18.6%
Corporate Bonds/Notes	22.5%
Collateralized Mortgage Obligations	27.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: ISICX

Voya Strategic Income Opportunities Fund

92913L601-SAR

Class I: IISIX

Voya Strategic Income Opportunities Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$31	0.61%

Fund Statistics

  Total Net Assets$2,141,883,479
  # of Portfolio Holdings1,659
  Portfolio Turnover Rate176%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.956%, 02/25/55	2.1%
Ginnie Mae, 6.500%, 09/20/55	2.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.8%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Ginnie Mae, 6.500%, 05/20/65	1.1%
United States Treasury Notes, 3.500%, 09/30/27	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
United States Treasury Notes, 3.875%, 09/30/32	0.5%
Ginnie Mae, 5.000%, 10/20/55	0.5%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	0.0%
U.S. Treasury Obligations	1.7%
Sovereign Bonds	3.5%
Bank Loans	6.7%
U.S. Government Agency Obligations	7.0%
Asset-Backed Securities	11.4%
Commercial Mortgage-Backed Securities	18.6%
Corporate Bonds/Notes	22.5%
Collateralized Mortgage Obligations	27.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IISIX

Voya Strategic Income Opportunities Fund

92913L874-SAR

Class R: ISIRX

Voya Strategic Income Opportunities Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$56	1.10%

Fund Statistics

  Total Net Assets$2,141,883,479
  # of Portfolio Holdings1,659
  Portfolio Turnover Rate176%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.956%, 02/25/55	2.1%
Ginnie Mae, 6.500%, 09/20/55	2.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.8%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Ginnie Mae, 6.500%, 05/20/65	1.1%
United States Treasury Notes, 3.500%, 09/30/27	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
United States Treasury Notes, 3.875%, 09/30/32	0.5%
Ginnie Mae, 5.000%, 10/20/55	0.5%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	0.0%
U.S. Treasury Obligations	1.7%
Sovereign Bonds	3.5%
Bank Loans	6.7%
U.S. Government Agency Obligations	7.0%
Asset-Backed Securities	11.4%
Commercial Mortgage-Backed Securities	18.6%
Corporate Bonds/Notes	22.5%
Collateralized Mortgage Obligations	27.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: ISIRX

Voya Strategic Income Opportunities Fund

92913L882-SAR

Class R6: VSIRX

Voya Strategic Income Opportunities Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$28	0.54%

Fund Statistics

  Total Net Assets$2,141,883,479
  # of Portfolio Holdings1,659
  Portfolio Turnover Rate176%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.956%, 02/25/55	2.1%
Ginnie Mae, 6.500%, 09/20/55	2.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.8%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Ginnie Mae, 6.500%, 05/20/65	1.1%
United States Treasury Notes, 3.500%, 09/30/27	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
United States Treasury Notes, 3.875%, 09/30/32	0.5%
Ginnie Mae, 5.000%, 10/20/55	0.5%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	0.0%
U.S. Treasury Obligations	1.7%
Sovereign Bonds	3.5%
Bank Loans	6.7%
U.S. Government Agency Obligations	7.0%
Asset-Backed Securities	11.4%
Commercial Mortgage-Backed Securities	18.6%
Corporate Bonds/Notes	22.5%
Collateralized Mortgage Obligations	27.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VSIRX

Voya Strategic Income Opportunities Fund

92913L536-SAR

Class W: ISIWX

Voya Strategic Income Opportunities Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$31	0.60%

Fund Statistics

  Total Net Assets$2,141,883,479
  # of Portfolio Holdings1,659
  Portfolio Turnover Rate176%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.956%, 02/25/55	2.1%
Ginnie Mae, 6.500%, 09/20/55	2.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.8%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Ginnie Mae, 6.500%, 05/20/65	1.1%
United States Treasury Notes, 3.500%, 09/30/27	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
United States Treasury Notes, 3.875%, 09/30/32	0.5%
Ginnie Mae, 5.000%, 10/20/55	0.5%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	0.0%
U.S. Treasury Obligations	1.7%
Sovereign Bonds	3.5%
Bank Loans	6.7%
U.S. Government Agency Obligations	7.0%
Asset-Backed Securities	11.4%
Commercial Mortgage-Backed Securities	18.6%
Corporate Bonds/Notes	22.5%
Collateralized Mortgage Obligations	27.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: ISIWX

Voya Strategic Income Opportunities Fund

92913L809-SAR

Portfolio: VVITX

Voya VACS Series HYB Fund

Semi-Annual Shareholder Report

                   September 30, 2025

This semi-annual shareholder report contains important information about Voya VACS Series HYB Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Series	$4	0.07%

Fund Statistics

  Total Net Assets$309,547,612
  # of Portfolio Holdings337
  Portfolio Turnover Rate36%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Warnermedia Holdings, Inc., 4.279%, 03/15/32	1.0%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.9%
Medline Borrower L.P., 5.250%, 10/01/29	0.9%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/31	0.7%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Quikrete Holdings, Inc., 6.375%, 03/01/32	0.7%
New Gold, Inc., 6.875%, 04/01/32	0.7%
Iron Mountain, Inc., 5.250%, 07/15/30	0.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/28	0.6%

Investment Type Allocation

Corporate Bonds/Notes
96.7%
Assets in Excess of Other Liabilities
3.3%
0%
20%
40%
60%
80%
100%

Value	Value
Assets in Excess of Other Liabilities	3.3%
Corporate Bonds/Notes	96.7%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/mutual-fund/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVITX

Voya VACS Series HYB Fund

92913L262-SAR

(b)       Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)       Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

September 30, 2025

Classes A, C, I, R, R6 and W

Fixed-Income Funds

■	Voya GNMA Income Fund	■	Voya Short Duration Bond Fund
■	Voya High Yield Bond Fund	■	Voya Short Duration High Income Fund
■	Voya Intermediate Bond Fund	■	Voya Strategic Income Opportunities Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2025 (unaudited)

	Voya GNMA	Voya High Yield	Voya Intermediate
	Income Fund	Bond Fund	Bond Fund
ASSETS:
Investments in securities at fair value+*	$1,417,879,100	$244,473,547	$9,206,853,458
Short-term investments at fair value†	33,091,234	11,146,437	1,676,804,382
Cash	5,843	–	3,125,648
Cash collateral for futures contracts	3,050,810	–	54,966,973
Cash pledged for centrally cleared swaps (Note 2)	–	–	7,000,000
Cash pledged as collateral for OTC derivatives (Note 2)	–	–	16,540,000
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	779,926	–	–
Foreign currencies at value‡	–	–	38,170,715
Receivables:
Investment securities sold	–	–	41,365,374
Investment securities sold on a delayed-delivery or when-issued basis	139,183,332	–	117,122,016
Fund shares sold	4,426,567	1,481,468	40,577,909
Dividends	–	43,113	–
Interest	4,020,216	3,925,220	67,503,476
Variation margin on futures contracts	15,113	–	–
Variation margin on centrally cleared swaps	–	–	3,989,106
Unrealized appreciation on forward foreign currency contracts	–	–	6,990
Unrealized appreciation on forward premium swaptions	–	–	4,977,537
Prepaid expenses	50,036	38,816	116,255
Reimbursement due from Investment Adviser	43,384	–	–
Other assets	61,129	26,082	276,160
Total assets	1,602,606,690	261,134,683	11,279,395,999

LIABILITIES:
Income distribution payable	3,772,954	1,414,767	38,048,886
Payable for investment securities purchased	–	1,896,988	390,329,727
Payable for investment securities purchased on a delayed-delivery or when-issued basis	482,022,277	–	286,777,098
Payable for fund shares redeemed	1,490,283	333,106	25,013,204
Payable upon receipt of securities loaned	–	–	571,686,937
Payable to broker	33,569	–	350,000
Sales commitments^^^	3,988,909	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	14,761,653
Unrealized depreciation on forward premium swaptions	–	–	4,177,970
Variation margin payable on futures contracts	–	–	4,182,927
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	279,343	–	244,360
Cash received as collateral for OTC derivatives (Note 2)	–	–	2,380,000
Payable for investment management fees	408,777	126,767	2,203,460
Payable for distribution and shareholder service fees	67,199	7,701	82,698
Payable to trustees under the deferred compensation plan (Note 6)	61,129	26,082	276,160
Payable for trustee fees	2,773	831	24,101
Other accrued expenses and liabilities	204,425	109,169	689,140
Written options, at fair value^	–	–	465,087
Total liabilities	492,331,638	3,915,411	1,341,693,408
NET ASSETS	$1,110,275,052	$257,219,272	$9,937,702,591

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2025 (unaudited) (continued)

	Voya GNMA	Voya High Yield	Voya Intermediate
	Income Fund	Bond Fund	Bond Fund
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,304,511,044	$300,723,682	$11,223,984,985
Total distributable loss	(194,235,992)	(43,504,410)	(1,286,282,394)
NET ASSETS	$1,110,275,052	$257,219,272	$9,937,702,591

+ Including securities loaned at value	$—	$—	$555,755,231
* Cost of investments in securities	$1,496,872,375	$242,041,510	$9,297,028,388
† Cost of short-term investments	$33,091,228	$11,146,437	$1,676,893,344
‡ Cost of foreign currencies	$—	$—	$38,060,566
^ Premiums received on written options	$—	$—	$1,170,018
^^^ Proceeds receivable from sales commitments	$4,004,590	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2025 (unaudited) (continued)

	Voya GNMA	Voya High Yield	Voya Intermediate
	Income Fund	Bond Fund	Bond Fund
Class A
Net assets	$295,899,017	$32,138,956	$178,255,181
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	39,306,924	4,567,173	20,108,706
Net asset value and redemption price per share†	$7.53	$7.04	$8.86
Maximum offering price per share (2.50%)(1)	$7.72	$7.22	$9.09

Class C
Net assets	$7,491,404	$1,157,514	$5,573,190
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,000,139	164,649	629,603
Net asset value and redemption price per share†	$7.49	$7.03	$8.85

Class I
Net assets	$749,537,438	$113,211,351	$6,565,940,528
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	99,380,400	16,136,222	740,680,444
Net asset value and redemption price per share	$7.54	$7.02	$8.86

Class R
Net assets	n/a	$282,745	$101,988,592
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	40,180	11,489,391
Net asset value and redemption price per share	n/a	$7.04	$8.88

Class R6
Net assets	$12,874,334	$73,779,337	$2,999,774,463
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,706,565	10,482,450	338,221,314
Net asset value and redemption price per share	$7.54	$7.04	$8.87

Class W
Net assets	$44,472,859	$36,649,369	$86,170,637
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,886,812	5,200,565	9,728,552
Net asset value and redemption price per share	$7.55	$7.05	$8.86

(1) Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
† Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2025 (unaudited)

	Voya Short	Voya Short
	Duration	Duration	Voya Strategic
	Bond	High Income	Income
	Fund	Fund	Opportunities Fund
ASSETS:
Investments in securities at fair value+*	$357,843,895	$237,143,922	$2,123,063,369
Short-term investments at fair value†	34,928,135	27,485,338	37,671,835
Cash	71,331	–	1,209,103
Cash collateral for futures contracts	1,412,875	–	3,879,449
Cash pledged for centrally cleared swaps (Note 2)	–	–	6,946,846
Cash pledged as collateral for OTC derivatives (Note 2)	–	–	5,420,000
Foreign currencies at value‡	–	–	18,371,128
Receivables:
Investment securities sold	1,242,676	3,040,218	12,890,884
Investment securities sold on a delayed-delivery or when- issued basis	–	–	197,199,575
Fund shares sold	1,883,339	1,820,258	10,573,408
Dividends	29,274	37,179	37,752
Interest	2,545,287	3,719,313	15,887,266
Variation margin on futures contracts	105,281	–	251,436
Variation margin on centrally cleared swaps	–	–	821,478
Unrealized appreciation on forward foreign currency contracts	–	–	416,688
Unrealized appreciation on forward premium swaptions	–	–	2,172,868
Unrealized appreciation on OTC swap agreements	–	–	6,160,725
Prepaid expenses	31,911	52,862	104,673
Reimbursement due from Investment Adviser	189	663	–
Other assets	9,893	53,773	50,192
Total assets	400,104,086	273,353,526	2,443,128,675

LIABILITIES:
Income distribution payable	1,719,406	1,547,059	8,551,997
Payable for investment securities purchased	10,083,576	1,832,308	32,279,349
Payable for investment securities purchased on a delayed-delivery or when-issued basis	–	–	129,412,080
Payable for fund shares redeemed	155,008	490,618	2,725,583
Payable upon receipt of securities loaned	5,130,962	16,979,090	24,148,665
Sales commitments^^^	–	–	88,094,834
Unrealized depreciation on forward foreign currency contracts	–	–	6,187,765
Unrealized depreciation on forward premium swaptions	–	–	1,853,959
Upfront payments received on OTC swap agreements	–	–	9,195
Unrealized depreciation on OTC swap agreements	–	–	96,984
Cash received as collateral for OTC derivatives (Note 2)	–	–	5,770,000
Payable for investment management fees	91,068	102,230	876,596
Payable for distribution and shareholder service fees	703	25,824	47,108
Payable to trustees under the deferred compensation plan (Note 6)	9,893	53,773	50,192
Payable for trustee fees	1,452	578	5,254
Other accrued expenses and liabilities	68,363	116,030	316,785
Unfunded loan commitments (Note 10)	–	–	263,604
Written options, at fair value^	13,483	–	555,246
Total liabilities	17,273,914	21,147,510	301,245,196
NET ASSETS	$382,830,172	$252,206,016	$2,141,883,479

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2025 (unaudited) (continued)

	Voya Short	Voya Short
	Duration	Duration	Voya Strategic
	Bond	High Income	Income
	Fund	Fund	Opportunities Fund
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$407,622,191	$267,693,965	$2,374,213,767
Total distributable loss	(24,792,019)	(15,487,949)	(232,330,288)
NET ASSETS	$382,830,172	$252,206,016	$2,141,883,479

+ Including securities loaned at value	$5,003,000	$16,497,750	$23,462,919
* Cost of investments in securities	$354,587,069	$239,280,509	$2,135,506,193
† Cost of short-term investments	$34,930,972	$27,485,338	$37,672,462
‡ Cost of foreign currencies	$—	$—	$18,316,122
^ Premiums received on written options	$20,073	$—	$1,619,044
^^^ Proceeds receivable from sales commitments	$—	$—	$88,315,520

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2025 (unaudited) (continued)

	Voya Short	Voya Short
	Duration	Duration	Voya Strategic
	Bond	High Income	Income
	Fund	Fund	Opportunities Fund
Class A
Net assets	$2,813,209	$89,387,743	$75,913,273
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	298,940	9,271,539	8,066,869
Net asset value and redemption price per share†	$9.41	$9.64	$9.41
Maximum offering price per share (2.50%)(1)	$9.65	$9.89	$9.65

Class C
Net assets	$96,024	$9,234,679	$30,653,898
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	10,197	946,005	3,305,734
Net asset value and redemption price per share†	$9.42	$9.76	$9.27

Class I
Net assets	$52,375,380	$148,734,405	$1,677,287,994
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,569,063	15,438,026	178,081,099
Net asset value and redemption price per share	$9.40	$9.63	$9.42

Class R
Net assets	$68,652	n/a	$15,367,663
Shares authorized	unlimited	n/a	unlimited
Par value	$0.001	n/a	$0.001
Shares outstanding	7,269	n/a	1,646,017
Net asset value and redemption price per share	$9.44	n/a	$9.34

Class R6
Net assets	$320,364,974	$9,821	$326,345,512
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	34,041,876	1,018	34,752,649
Net asset value and redemption price per share	$9.41	$9.64	$9.39

Class W
Net assets	$7,111,933	$4,839,368	$16,315,139
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	753,526	502,293	1,737,814
Net asset value and redemption price per share	$9.44	$9.63	$9.39

(1) Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
† Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2025 (unaudited)

	Voya GNMA	Voya High Yield	Voya Intermediate
	Income Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Dividends	$—	$216,763	$43,752
Interest, net of foreign taxes withheld*	23,289,936	10,910,395	239,225,149
Securities lending income, net	—	32,359	806,949
Other	3,198	999	27,542
Total investment income	23,293,134	11,160,516	240,103,392

EXPENSES:
Investment management fees	2,491,818	1,016,999	13,051,928
Distribution and shareholder service fees:
Class A	355,575	40,688	223,725
Class C	38,701	6,269	27,639
Class R	—	846	253,928
Transfer agent fees:
Class A	184,897	22,948	85,240
Class C	5,031	884	2,633
Class I	398,649	41,007	1,745,894
Class R	—	239	48,374
Class R6	18	353	14,468
Class W	28,213	25,565	39,998
Shareholder reporting expense	36,850	7,382	68,760
Registration fees	40,617	49,436	147,356
Professional fees	40,256	16,040	270,832
Custody and accounting expense	108,470	7,692	440,580
Trustee fees	13,866	4,165	120,506
Miscellaneous expense	45,305	18,144	305,425
Interest expense	96	771	145
Total expenses	3,788,362	1,259,428	16,847,431
Waived and reimbursed fees	(284,337)	(83,363)	—
Net expenses	3,504,025	1,176,065	16,847,431
Net investment income	19,789,109	9,984,451	223,255,961

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,788,788)	6,435,815	4,199,688
Forward foreign currency contracts	—	—	(5,145,558)
Foreign currency related transactions	—	—	386,199
Futures	(3,829,973)	—	(6,432,886)
Swaps	—	310,624	3,591,678
Written options	—	—	7,756,062
Sales commitments	(25,682)	—	—
Net realized gain (loss)	(7,644,443)	6,746,439	4,355,183
Net change in unrealized appreciation (depreciation) on:
Investments	19,222,750	1,862,541	136,794,763
Forward foreign currency contracts	—	—	(13,680,515)
Foreign currency related transactions	—	—	61,318
Futures	2,535,899	—	(1,160,035)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2025 (unaudited)

	Voya GNMA	Voya High Yield	Voya Intermediate
	Income Fund	Bond Fund	Bond Fund
Swaps	—	—	(1,548,145)
Written options	—	—	1,832,357
Sales commitments	62,522	—	—
Net change in unrealized appreciation (depreciation)	21,821,171	1,862,541	122,299,743
Net realized and unrealized gain	14,176,728	8,608,980	126,654,926
Increase in net assets resulting from operations	$33,965,837	$18,593,431	$349,910,887

* Foreign taxes withheld	$11,347	$—	$184

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2025 (unaudited)

	Voya Short	Voya Short
	Duration	Duration	Voya Strategic
	Bond	High Income	Income
	Fund	Fund	Opportunities Fund
INVESTMENT INCOME:
Dividends	$90,135	$233,115	$246,060
Interest	14,730,720	8,250,601	60,784,002
Securities lending income, net	10,186	80,657	53,697
Other	1,745	662	6,038
Total investment income	14,832,786	8,565,035	61,089,797

EXPENSES:
Investment management fees	727,871	547,346	5,268,310
Distribution and shareholder service fees:
Class A	4,093	45,141	89,204
Class C	466	31,589	153,377
Class R	132	—	38,042
Transfer agent fees:
Class A	1,802	3,250	20,518
Class C	51	569	8,820
Class I	9,464	37,445	579,089
Class R	29	—	4,375
Class R6	526	30	320
Class W	3,897	121	4,734
Shareholder reporting expense	1,735	1,963	38,209
Registration fees	48,620	61,491	70,899
Professional fees	22,240	10,833	64,709
Custody and accounting expense	44,209	13,095	168,142
Trustee fees	7,259	2,888	26,269
Miscellaneous expense	29,000	12,613	86,494
Interest expense	—	—	8,834
Total expenses	901,394	768,374	6,630,345
Waived and reimbursed fees	(460)	(6,648)	—
Net expenses	900,934	761,726	6,630,345
Net investment income	13,931,852	7,803,309	54,459,452

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,345,293	(12,670,742)	4,983,390
Forward foreign currency contracts	—	—	(3,728,951)
Foreign currency related transactions	—	—	84,066
Futures	820,796	—	266,345
Swaps	(37,803)	—	(902,485)
Written options	347,913	—	4,490,950
Sales commitments	—	—	158,410
Net realized gain (loss)	4,476,199	(12,670,742)	5,351,725
Net change in unrealized appreciation (depreciation) on:
Investments	16,769	6,727,732	23,053,757
Forward foreign currency contracts	—	—	(5,602,170)
Foreign currency related transactions	—	—	43,148
Futures	(686,000)	—	(1,885,098)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2025 (unaudited)

	Voya Short	Voya Short
	Duration	Duration	Voya Strategic
	Bond	High Income	Income
	Fund	Fund	Opportunities Fund
Swaps	—	—	5,245,520
Written options	8,478	—	1,450,097
Sales commitments	—	—	475,814
Net change in unrealized appreciation (depreciation)	(660,753)	6,727,732	22,781,068
Net realized and unrealized gain (loss)	3,815,446	(5,943,010)	28,132,793
Increase in net assets resulting from operations	$17,747,298	$1,860,299	$82,592,245

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya GNMA Income Fund		Voya High Yield Bond Fund
	Six Months		Six Months
	Ended		Ended
	September 30,	Year Ended	September 30,	Year Ended
	2025	March 31,	2025	March 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$19,789,109	$41,588,682	$9,984,451	$26,769,676
Net realized gain (loss)	(7,644,443)	(104,702)	6,746,439	(4,248,320)
Net change in unrealized appreciation (depreciation)	21,821,171	22,026,934	1,862,541	3,995,045
Increase in net assets resulting from operations	33,965,837	63,510,914	18,593,431	26,516,401

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(5,221,676)	(10,029,263)	(1,028,322)	(2,138,491)
Class C	(112,629)	(223,589)	(34,941)	(229,759)
Class I	(15,059,091)	(29,261,043)	(4,063,883)	(9,402,040)
Class R	—	—	(10,267)	(19,785)
Class R6	(348,800)	(898,365)	(4,771,521)	(12,077,257)
Class W	(850,867)	(1,710,697)	(1,190,387)	(2,689,695)
Total distributions	(21,593,063)	(42,122,957)	(11,099,321)	(26,557,027)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	194,970,039	357,259,822	24,464,232	123,520,158
Reinvestment of distributions	18,520,789	35,954,488	10,563,731	24,863,213
	213,490,828	393,214,310	35,027,963	148,383,371
Cost of shares redeemed	(225,340,465)	(571,644,335)	(142,666,144)	(266,598,395)
Net decrease in net assets resulting from capital share transactions	(11,849,637)	(178,430,025)	(107,638,181)	(118,215,024)
Net increase (decrease) in net assets	523,137	(157,042,068)	(100,144,071)	(118,255,650)

NET ASSETS:
Beginning of year or period	1,109,751,915	1,266,793,983	357,363,343	475,618,993
End of year or period	$1,110,275,052	$1,109,751,915	$257,219,272	$357,363,343

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Intermediate Bond Fund		Voya Short Duration Bond Fund
	Six Months		Six Months
	Ended		Ended
	September 30,	Year Ended	September 30,	Year Ended
	2025	March 31,	2025	March 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$223,255,961	$412,869,895	$13,931,852	$27,775,642
Net realized gain (loss)	4,355,183	(122,706,847)	4,476,199	(1,496,346)
Net change in unrealized appreciation (depreciation)	122,299,743	188,399,061	(660,753)	6,305,917
Increase in net assets resulting from operations	349,910,887	478,562,109	17,747,298	32,585,213

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(3,801,616)	(9,379,446)	(74,290)	(157,956)
Class C	(96,583)	(230,359)	(1,764)	(3,125)
Class I	(147,758,707)	(280,755,291)	(1,136,772)	(1,736,225)
Class R	(2,030,568)	(4,302,815)	(1,128)	(1,522)
Class R6	(67,607,237)	(124,105,599)	(12,765,169)	(25,431,988)
Class W	(1,889,456)	(4,291,956)	(169,449)	(410,891)
Total distributions	(223,184,167)	(423,065,466)	(14,148,572)	(27,741,707)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,224,275,848	2,736,763,127	93,883,225	278,286,657
Reinvestment of distributions	194,082,518	367,698,110	14,142,506	27,542,616
	1,418,358,366	3,104,461,237	108,025,731	305,829,273
Cost of shares redeemed	(1,113,794,033)	(2,154,398,990)	(322,926,828)	(268,802,186)
Net increase (decrease) in net assets resulting from capital share transactions	304,564,333	950,062,247	(214,901,097)	37,027,087
Net increase (decrease) in net assets	431,291,053	1,005,558,890	(211,302,371)	41,870,593

NET ASSETS:
Beginning of year or period	9,506,411,538	8,500,852,648	594,132,543	552,261,950
End of year or period	$9,937,702,591	$9,506,411,538	$382,830,172	$594,132,543

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Short Duration		Voya Strategic
	High Income Fund		Income Opportunities Fund
	Six Months		Six Months
	Ended		Ended
	September 30,	Year Ended	September 30,	Year Ended
	2025	March 31,	2025	March 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$7,803,309	$15,060,839	$54,459,452	$110,790,732
Net realized gain (loss)	(12,670,742)	1,593,237	5,351,725	(33,592,949)
Net change in unrealized appreciation (depreciation)	6,727,732	(7,311,506)	22,781,068	58,364,042
Increase in net assets resulting from operations	1,860,299	9,342,570	82,592,245	135,561,825

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(1,337,032)	(1,422,657)	(1,662,034)	(3,456,860)
Class C	(211,175)	(238,344)	(599,310)	(1,420,366)
Class I	(6,892,887)	(13,780,624)	(40,540,082)	(87,091,265)
Class R	—	—	(335,400)	(784,703)
Class R6	(230,505)	(1,460,398)	(7,930,017)	(16,127,689)
Class W	(52,044)	—	(404,209)	(918,821)
Total distributions	(8,723,643)	(16,902,023)	(51,471,052)	(109,799,704)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	35,812,181	234,554,161	222,471,368	581,918,585
Proceeds from shares issued in merger (Note 14)	131,542,751	—	—	—
Reinvestment of distributions	8,675,450	16,577,886	47,614,996	101,586,222
	176,030,382	251,132,047	270,086,364	683,504,807
Cost of shares redeemed	(184,975,643)	(110,861,371)	(262,751,457)	(455,076,650)
Net increase (decrease) in net assets resulting from capital share transactions	(8,945,261)	140,270,676	7,334,907	228,428,157
Net increase (decrease) in net assets	(15,808,605)	132,711,223	38,456,100	254,190,278

NET ASSETS:
Beginning of year or period	268,014,621	135,303,398	2,103,427,379	1,849,237,101
End of year or period	$252,206,016	$268,014,621	$2,141,883,479	$2,103,427,379

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya GNMA Income Fund
Class A
09-30-25+	7.44	0.12	•	0.11	0.23	0.14	—		—	0.14	—	7.53	3.08	0.88	0.84	0.84	3.34	295,899	225
03-31-25	7.30	0.24	•	0.14	0.38	0.24	—		—	0.24	—	7.44	5.34	0.88	0.84	0.84	3.27	286,904	457
03-31-24	7.47	0.23	•	(0.15)	0.08	0.25	—		—	0.25	—	7.30	1.20	0.86	0.84	0.84	3.23	317,375	495
03-31-23	8.03	0.16	•	(0.53)	(0.37)	0.19	—		—	0.19	—	7.47	(4.53)	0.83	0.84	0.84	2.17	389,829	353
03-31-22	8.50	0.04	•	(0.40)	(0.36)	0.10	—		0.01	0.11	—	8.03	(4.36)	0.84	0.84	0.84	0.45	464,615	539
03-31-21	8.58	0.07	•	0.02	0.09	0.14	—		0.03	0.17	—	8.50	1.08	0.85	0.84	0.84	0.82	591,762	419
Class C
09-30-25+	7.41	0.10	•	0.09	0.19	0.11	—		—	0.11	—	7.49	2.56	1.63	1.59	1.59	2.59	7,491	225
03-31-25	7.26	0.18	•	0.16	0.34	0.19	—		—	0.19	—	7.41	4.71	1.63	1.59	1.59	2.53	7,699	457
03-31-24	7.43	0.18	•	(0.15)	0.03	0.20	—		—	0.20	—	7.26	0.44	1.61	1.59	1.59	2.48	10,785	495
03-31-23	7.99	0.10	•	(0.52)	(0.42)	0.14	—		—	0.14	—	7.43	(5.28)	1.58	1.59	1.59	1.39	17,679	353
03-31-22	8.46	(0.03	)•	(0.40)	(0.43)	0.03	—		0.01	0.04	—	7.99	(5.10)	1.59	1.59	1.59	(0.32)	26,837	539
03-31-21	8.53	0.01	•	0.03	0.04	0.08	—		0.03	0.11	—	8.46	0.44	1.60	1.59	1.59	0.09	48,911	419
Class I
09-30-25+	7.46	0.14	•	0.09	0.23	0.15	—		—	0.15	—	7.54	3.09	0.60	0.54	0.54	3.64	749,537	225
03-31-25	7.31	0.26	•	0.16	0.42	0.27	—		—	0.27	—	7.46	5.80	0.60	0.54	0.54	3.57	750,880	457
03-31-24	7.49	0.26	•	(0.16)	0.10	0.28	—		—	0.28	—	7.31	1.39	0.59	0.54	0.54	3.53	861,582	495
03-31-23	8.04	0.19	•	(0.52)	(0.33)	0.22	—		—	0.22	—	7.49	(4.11)	0.56	0.54	0.54	2.48	822,846	353
03-31-22	8.52	0.06	•	(0.41)	(0.35)	0.12	—		0.01	0.13	—	8.04	(4.18)	0.56	0.54	0.54	0.74	834,623	539
03-31-21	8.59	0.09	•	0.04	0.13	0.17	—		0.03	0.20	—	8.52	1.50	0.57	0.54	0.54	1.10	968,367	419
Class R6
09-30-25+	7.46	0.14	•	0.09	0.23	0.15	—		—	0.15	—	7.54	3.12	0.50	0.50	0.50	3.68	12,874	225
03-31-25	7.31	0.27	•	0.15	0.42	0.27	—		—	0.27	—	7.46	5.85	0.50	0.50	0.50	3.60	17,992	457
03-31-24	7.49	0.26	•	(0.16)	0.10	0.28	—		—	0.28	—	7.31	1.44	0.50	0.50	0.50	3.58	28,497	495
03-31-23	8.05	0.19	•	(0.53)	(0.34)	0.22	—		—	0.22	—	7.49	(4.21)	0.49	0.49	0.49	2.57	29,707	353
03-31-22	8.52	0.07	•	(0.41)	(0.34)	0.12	—		0.01	0.13	—	8.05	(4.06)	0.48	0.48	0.48	0.81	23,951	539
07-31-20(4)-
03-31-21	8.58	0.04	•	0.02	0.06	0.09	—		0.03	0.12	—	8.52	0.64	0.48	0.48	0.48	0.62	41,739	419
Class W
09-30-25+	7.47	0.13	•	0.10	0.23	0.15	—		—	0.15	—	7.55	3.07	0.63	0.59	0.59	3.59	44,473	225
03-31-25	7.32	0.26	•	0.15	0.41	0.26	—		—	0.26	—	7.47	5.74	0.63	0.59	0.59	3.52	46,276	457
03-31-24	7.50	0.25	•	(0.16)	0.09	0.27	—		—	0.27	—	7.32	1.34	0.61	0.59	0.59	3.48	48,555	495
03-31-23	8.05	0.18	•	(0.52)	(0.34)	0.21	—		—	0.21	—	7.50	(4.15)	0.58	0.59	0.59	2.36	66,562	353
03-31-22	8.53	0.06	•	(0.41)	(0.35)	0.12	—		0.01	0.13	—	8.05	(4.22)	0.59	0.59	0.59	0.70	110,824	539
03-31-21	8.60	0.09	•	0.04	0.13	0.17	—		0.03	0.20	—	8.53	1.45	0.60	0.59	0.59	1.02	179,530	419
Voya High Yield Bond Fund
Class A
09-30-25+	6.88	0.20	•	0.18	0.38	0.22	—		—	0.22	—	7.04	5.60	1.06	1.01	1.01	5.67	32,139	111
03-31-25	6.88	0.44	•	—	0.44	0.44	—		—	0.44	—	6.88	6.53	1.06	1.01	1.01	6.41	32,966	75
03-31-24	6.73	0.42	•	0.16	0.58	0.43	—		—	0.43	—	6.88	8.89	1.09	1.04	1.04	6.24	35,358	62
03-31-23	7.58	0.37	•	(0.77)	(0.40)	0.36	0.09		—	0.45	—	6.73	(5.07)	1.08	1.07	1.07	5.46	38,546	70
03-31-22	7.99	0.36	•	(0.40)	(0.04)	0.37	0.00	*	—	0.37	—	7.58	(0.62)	1.04	1.04	1.04	4.55	45,842	63
03-31-21	7.02	0.38	•	0.99	1.37	0.38	—		0.02	0.40	—	7.99	19.76	1.04	1.04	1.04	4.86	49,805	78
Class C
09-30-25+	6.88	0.17	•	0.17	0.34	0.19	—		—	0.19	—	7.03	5.05	1.81	1.76	1.76	4.94	1,158	111
03-31-25	6.87	0.39	•	0.01	0.40	0.39	—		—	0.39	—	6.88	5.89	1.81	1.76	1.76	5.69	1,492	75

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya High Yield Bond Fund (continued)
Class C (continued)
03-31-24	6.72	0.37	•	0.16	0.53	0.38	—		—	0.38	—	6.87	8.08	1.84	1.79	1.79	5.49	5,982	62
03-31-23	7.58	0.32	•	(0.77)	(0.45)	0.32	0.09		—	0.41	—	6.72	(5.87)	1.83	1.82	1.82	4.69	6,562	70
03-31-22	7.99	0.30	•	(0.40)	(0.10)	0.31	0.00	*	—	0.31	—	7.58	(1.37)	1.79	1.79	1.79	3.80	9,496	63
03-31-21	7.02	0.32	•	0.99	1.31	0.32	—		0.02	0.34	—	7.99	18.88	1.79	1.79	1.79	4.12	10,150	78
Class I
09-30-25+	6.86	0.21	•	0.18	0.39	0.23	—		—	0.23	—	7.02	5.79	0.74	0.69	0.69	6.00	113,211	111
03-31-25	6.86	0.47	•	(0.01)	0.46	0.46	—		—	0.46	—	6.86	6.90	0.73	0.68	0.68	6.74	126,861	75
03-31-24	6.71	0.44	•	0.16	0.60	0.45	—		—	0.45	—	6.86	9.28	0.75	0.70	0.70	6.59	193,044	62
03-31-23	7.57	0.40	•	(0.78)	(0.38)	0.39	0.09		—	0.48	—	6.71	(4.83)	0.73	0.72	0.72	5.82	188,736	70
03-31-22	7.98	0.39	•	(0.40)	(0.01)	0.40	0.00	*	—	0.40	—	7.57	(0.28)	0.69	0.69	0.69	4.90	193,357	63
03-31-21	7.01	0.40	•	0.99	1.39	0.40	—		0.02	0.42	—	7.98	20.19	0.69	0.69	0.69	5.18	171,058	78
Class R
09-30-25+	6.88	0.19	•	0.18	0.37	0.21	—		—	0.21	—	7.04	5.47	1.31	1.26	1.26	5.41	283	111
03-31-25	6.88	0.43	•	(0.01)	0.42	0.42	—		—	0.42	—	6.88	6.26	1.31	1.26	1.26	6.16	324	75
03-31-24	6.73	0.40	•	0.16	0.56	0.41	—		—	0.41	—	6.88	8.62	1.34	1.29	1.29	6.00	297	62
03-31-23	7.59	0.36	•	(0.78)	(0.42)	0.35	0.09		—	0.44	—	6.73	(5.38)	1.33	1.32	1.32	5.26	256	70
03-31-22	8.00	0.34	•	(0.40)	(0.06)	0.35	0.00	*	—	0.35	—	7.59	(0.87)	1.29	1.29	1.29	4.29	182	63
03-31-21	7.03	0.36	•	0.99	1.35	0.36	—		0.02	0.38	—	8.00	19.44	1.29	1.29	1.29	4.61	547	78
Class R6
09-30-25+	6.88	0.21	•	0.18	0.39	0.23	—		—	0.23	—	7.04	5.81	0.67	0.62	0.62	6.08	73,779	111
03-31-25	6.88	0.47	•	—	0.47	0.47	—		—	0.47	—	6.88	6.96	0.66	0.61	0.61	6.81	158,047	75
03-31-24	6.73	0.45	•	0.15	0.60	0.45	—		—	0.45	—	6.88	9.34	0.68	0.63	0.63	6.69	197,092	62
03-31-23	7.59	0.40	•	(0.77)	(0.37)	0.40	0.09		—	0.49	—	6.73	(4.74)	0.67	0.66	0.66	5.94	93,175	70
03-31-22	8.00	0.40	•	(0.41)	(0.01)	0.40	0.00	*	—	0.40	—	7.59	(0.21)	0.63	0.63	0.63	4.91	44,338	63
03-31-21	7.02	0.41	•	1.00	1.41	0.41	—		0.02	0.43	—	8.00	20.39	0.63	0.63	0.63	5.26	242,749	78
Class W
09-30-25+	6.89	0.21	•	0.18	0.39	0.23	—		—	0.23	—	7.05	5.73	0.81	0.76	0.76	5.92	36,649	111
03-31-25	6.89	0.46	•	—	0.46	0.46	—		—	0.46	—	6.89	6.79	0.81	0.76	0.76	6.66	37,673	75
03-31-24	6.74	0.44	•	0.15	0.59	0.44	—		—	0.44	—	6.89	9.16	0.84	0.79	0.79	6.46	43,846	62
03-31-23	7.60	0.39	•	(0.77)	(0.38)	0.39	0.09		—	0.48	—	6.74	(4.88)	0.83	0.82	0.82	5.70	57,159	70
03-31-22	8.00	0.38	•	(0.39)	(0.01)	0.39	0.00	*	—	0.39	—	7.60	(0.24)	0.79	0.79	0.79	4.79	84,428	63
03-31-21	7.03	0.40	•	0.99	1.39	0.40	—		0.02	0.42	—	8.00	20.03	0.79	0.79	0.79	5.09	145,963	78
Voya Intermediate Bond Fund
Class A
09-30-25+	8.75	0.19	•	0.11	0.30	0.19	—		—	0.19	—	8.86	3.43	0.64	0.64	0.64	4.32	178,255	76	††
03-31-25	8.67	0.37	•	0.09	0.46	0.38	—		—	0.38	—	8.75	5.42	0.68	0.68	0.68	4.30	188,702	152	††
03-31-24	8.74	0.33	•	(0.06)	0.27	0.34	—		—	0.34	—	8.67	3.17	0.72	0.72	0.72	3.82	223,398	277	††
03-31-23	9.55	0.26	•	(0.82)	(0.56)	0.25	—		—	0.25	—	8.74	(5.82)	0.72	0.72	0.72	2.93	245,387	247	††
03-31-22	10.25	0.20	•	(0.66)	(0.46)	0.22	—		0.02	0.24	—	9.55	(4.70)	0.69	0.69	0.69	1.97	364,121	222	††
03-31-21	10.11	0.25	•	0.38	0.63	0.29	0.17		0.03	0.49	—	10.25	6.12	0.70	0.70	0.70	2.35	459,960	159	††
Class C
09-30-25+	8.74	0.16	•	0.10	0.26	0.15	—		—	0.15	—	8.85	3.04	1.39	1.39	1.39	3.57	5,573	76	††
03-31-25	8.66	0.31	•	0.08	0.39	0.31	—		—	0.31	—	8.74	4.64	1.43	1.43	1.43	3.55	5,818	152	††
03-31-24	8.72	0.26	•	(0.05)	0.21	0.27	—		—	0.27	—	8.66	2.52	1.47	1.47	1.47	3.06	7,103	277	††
03-31-23	9.53	0.19	•	(0.81)	(0.62)	0.19	—		—	0.19	—	8.72	(6.54)	1.47	1.47	1.47	2.17	9,687	247	††
03-31-22	10.23	0.12	•	(0.66)	(0.54)	0.14	—		0.02	0.16	—	9.53	(5.43)	1.44	1.44	1.44	1.22	15,564	222	††
03-31-21	10.09	0.17	•	0.38	0.55	0.21	0.17		0.03	0.41	—	10.23	5.34	1.45	1.45	1.45	1.62	22,702	159	††

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Intermediate Bond Fund (continued)
Class I
09-30-25+	8.75	0.20	•	0.11	0.31	0.20	—	—	0.20	—	8.86	3.61	0.35	0.35	0.35	4.61	6,565,941	76	††
03-31-25	8.68	0.40	•	0.08	0.48	0.41	—	—	0.41	—	8.75	5.68	0.36	0.36	0.36	4.62	6,370,144	152	††
03-31-24	8.74	0.36	•	(0.05)	0.31	0.37	—	—	0.37	—	8.68	3.66	0.34	0.34	0.34	4.21	5,613,853	277	††
03-31-23	9.55	0.29	•	(0.82)	(0.53)	0.28	—	—	0.28	—	8.74	(5.51)	0.36	0.36	0.36	3.29	4,938,036	247	††
03-31-22	10.25	0.24	•	(0.67)	(0.43)	0.25	—	0.02	0.27	—	9.55	(4.39)	0.35	0.35	0.35	2.32	6,092,396	222	††
03-31-21	10.10	0.29	•	0.38	0.67	0.32	0.17	0.03	0.52	—	10.25	6.57	0.34	0.34	2.70	0.34	6,175,479	159	††
Class R
09-30-25+	8.76	0.18	•	0.12	0.30	0.18	—	—	0.18	—	8.88	3.41	0.89	0.89	0.89	4.07	101,989	76	††
03-31-25	8.68	0.35	•	0.09	0.44	0.36	—	—	0.36	—	8.76	5.16	0.93	0.93	0.93	4.05	102,338	152	††
03-31-24	8.75	0.31	•	(0.06)	0.25	0.32	—	—	0.32	—	8.68	2.92	0.97	0.97	0.97	3.57	112,487	277	††
03-31-23	9.56	0.24	•	(0.82)	(0.58)	0.23	—	—	0.23	—	8.75	(6.04)	0.97	0.97	0.97	2.70	115,639	247	††
03-31-22	10.26	0.18	•	(0.67)	(0.49)	0.19	—	0.02	0.21	—	9.56	(4.93)	0.94	0.94	0.94	1.72	143,085	222	††
03-31-21	10.12	0.22	•	0.38	0.60	0.26	0.17	0.03	0.46	—	10.26	5.86	0.95	0.95	0.95	2.11	175,289	159	††
Class R6
09-30-25+	8.76	0.20	•	0.11	0.31	0.20	—	—	0.20	—	8.87	3.64	0.30	0.30	0.30	4.67	2,999,774	76	††
03-31-25	8.68	0.41	•	0.09	0.50	0.42	—	—	0.42	—	8.76	5.86	0.31	0.31	0.31	4.67	2,749,281	152	††
03-31-24	8.75	0.36	•	(0.06)	0.30	0.37	—	—	0.37	—	8.68	3.60	0.29	0.29	0.29	4.25	2,440,996	277	††
03-31-23	9.56	0.30	•	(0.83)	(0.53)	0.28	—	—	0.28	—	8.75	(5.46)	0.30	0.30	0.30	3.37	2,302,998	247	††
03-31-22	10.25	0.24	•	(0.66)	(0.42)	0.25	—	0.02	0.27	—	9.56	(4.25)	0.29	0.29	0.29	2.37	2,563,038	222	††
03-31-21	10.11	0.29	•	0.38	0.67	0.33	0.17	0.03	0.53	—	10.25	6.50	0.30	0.30	0.30	2.74	2,861,963	159	††
Class W
09-30-25+	8.74	0.20	•	0.12	0.32	0.20	—	—	0.20	—	8.86	3.67	0.39	0.39	0.39	4.57	86,171	76	††
03-31-25	8.67	0.40	•	0.07	0.47	0.40	—	—	0.40	—	8.74	5.57	0.43	0.43	0.43	4.55	90,128	152	††
03-31-24	8.73	0.35	•	(0.05)	0.30	0.36	—	—	0.36	—	8.67	3.55	0.47	0.47	0.47	4.10	103,015	277	††
03-31-23	9.54	0.28	•	(0.82)	(0.54)	0.27	—	—	0.27	—	8.73	(5.59)	0.47	0.47	0.47	3.11	62,837	247	††
03-31-22	10.24	0.23	•	(0.67)	(0.44)	0.24	—	0.02	0.26	—	9.54	(4.47)	0.44	0.44	0.44	2.22	174,769	222	††
03-31-21	10.10	0.27	•	0.38	0.65	0.31	0.17	0.03	0.51	—	10.24	6.39	0.45	0.45	0.45	2.59	268,634	159	††
Voya Short Duration Bond Fund
Class A
09-30-25+	9.37	0.21	•	0.04	0.25	0.21	—	—	0.21	—	9.41	2.73	0.66	0.66	0.66	4.45	2,813	101
03-31-25	9.27	0.42	•	0.10	0.52	0.42	—	—	0.42	—	9.37	5.68	0.64	0.64	0.64	4.46	3,870	284
03-31-24	9.29	0.36	•	(0.01)	0.35	0.37	—	—	0.37	—	9.27	3.89	0.64	0.63	0.63	3.93	4,124	348
03-31-23	9.58	0.21	•	(0.29)	(0.08)	0.21	—	—	0.21	—	9.29	(0.83)	0.64	0.62	0.62	2.26	9,054	225
03-31-22	9.98	0.09	•	(0.36)	(0.27)	0.10	—	0.03	0.13	—	9.58	(2.81)	0.64	0.63	0.63	0.93	15,351	250
03-31-21	9.55	0.16	•	0.46	0.62	0.17	—	0.02	0.19	—	9.98	6.48	0.68	0.60	0.60	1.62	19,499	145
Class C
09-30-25+	9.37	0.17	•	0.06	0.23	0.18	—	—	0.18	—	9.42	2.45	1.41	1.41	1.41	3.69	96	101
03-31-25	9.28	0.35	•	0.09	0.44	0.35	—	—	0.35	—	9.37	4.79	1.39	1.39	1.39	3.71	91	284
03-31-24	9.30	0.30	•	(0.02)	0.28	0.30	—	—	0.30	—	9.28	3.11	1.39	1.38	1.38	3.19	82	348
03-31-23	9.58	0.13	•	(0.27)	(0.14)	0.14	—	—	0.14	—	9.30	(1.47)	1.39	1.37	1.37	1.34	149	225
03-31-22	9.98	0.02	•	(0.37)	(0.35)	0.02	—	0.03	0.05	—	9.58	(3.54)	1.39	1.38	1.38	0.18	442	250
03-31-21	9.55	0.09	•	0.45	0.54	0.09	—	0.02	0.11	—	9.98	5.69	1.43	1.35	1.35	0.89	548	145
Class I
09-30-25+	9.36	0.22	•	0.05	0.27	0.23	—	—	0.23	—	9.40	2.87	0.34	0.34	0.34	4.74	52,375	101
03-31-25	9.26	0.44	•	0.10	0.54	0.44	—	—	0.44	—	9.36	5.97	0.37	0.35	0.35	4.74	37,425	284
03-31-24	9.28	0.40	•	(0.02)	0.38	0.40	—	—	0.40	—	9.26	4.17	0.38	0.35	0.35	4.29	34,484	348
03-31-23	9.57	0.25	•	(0.30)	(0.05)	0.24	—	—	0.24	—	9.28	(0.54)	0.40	0.35	0.35	2.67	31,011	225
03-31-22	9.97	0.12	•	(0.36)	(0.24)	0.13	—	0.03	0.16	—	9.57	(2.52)	0.40	0.35	0.35	1.19	31,691	250

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Short Duration Bond Fund (continued)
Class I (continued)
03-31-21	9.54	0.19	•	0.46	0.65	0.20	—	0.02	0.22	—	9.97	6.81	0.48	0.35	0.35	1.91	16,762	145
Class R
09-30-25+	9.40	0.20	•	0.04	0.24	0.20	—	—	0.20	—	9.44	2.60	0.91	0.91	0.91	4.17	69	101
03-31-25	9.30	0.39	•	0.10	0.49	0.39	—	—	0.39	—	9.40	5.42	0.89	0.89	0.89	4.20	43	284
03-31-24	9.33	0.35	•	(0.03)	0.32	0.35	—	—	0.35	—	9.30	3.52	0.89	0.88	0.88	3.78	34	348
03-31-23	9.61	0.20	•	(0.29)	(0.09)	0.19	—	—	0.19	—	9.33	(0.96)	0.89	0.87	0.87	2.14	23	225
03-31-22	10.01	0.07	•	(0.37)	(0.30)	0.07	—	0.03	0.10	—	9.61	(3.04)	0.89	0.88	0.88	0.66	17	250
03-31-21	9.57	0.14	•	0.46	0.60	0.14	—	0.02	0.16	—	10.01	6.32	0.93	0.85	0.85	1.39	8	145
Class R6
09-30-25+	9.37	0.23	•	0.04	0.27	0.23	—	—	0.23	—	9.41	2.90	0.30	0.30	0.30	4.79	320,365	101
03-31-25	9.27	0.45	•	0.10	0.55	0.45	—	—	0.45	—	9.37	6.02	0.30	0.30	0.30	4.79	545,288	284
03-31-24	9.29	0.40	•	(0.02)	0.38	0.40	—	—	0.40	—	9.27	4.22	0.31	0.30	0.30	4.35	503,455	348
03-31-23	9.58	0.25	•	(0.30)	(0.05)	0.24	—	—	0.24	—	9.29	(0.50)	0.32	0.30	0.30	2.63	338,437	225
03-31-22	9.98	0.12	•	(0.36)	(0.24)	0.13	—	0.03	0.16	—	9.58	(2.49)	0.31	0.30	0.30	1.18	372,853	250
03-31-21	9.55	0.20	•	0.45	0.65	0.20	—	0.02	0.22	—	9.98	6.83	0.38	0.30	0.30	2.01	51,298	145
Class W
09-30-25+	9.39	0.22	•	0.06	0.28	0.23	—	—	0.23	—	9.44	2.97	0.41	0.41	0.41	4.69	7,112	101
03-31-25	9.30	0.44	•	0.09	0.53	0.44	—	—	0.44	—	9.39	5.83	0.39	0.39	0.39	4.71	7,414	284
03-31-24	9.32	0.39	•	(0.01)	0.38	0.40	—	—	0.40	—	9.30	4.15	0.39	0.38	0.38	4.22	10,083	348
03-31-23	9.60	0.23	•	(0.28)	(0.05)	0.23	—	—	0.23	—	9.32	(0.47)	0.39	0.37	0.37	2.47	12,660	225
03-31-22	10.01	0.12	•	(0.38)	(0.26)	0.12	—	0.03	0.15	—	9.60	(2.65)	0.39	0.38	0.38	1.18	19,721	250
03-31-21	9.57	0.18	•	0.47	0.65	0.19	—	0.02	0.21	—	10.01	6.84	0.43	0.35	0.35	1.85	21,981	145
Voya Short Duration High Income Fund
Class A
09-30-25+	9.88	0.29	•	(0.17)	0.12	0.36	—	—	0.36	—	9.64	1.28	0.84	0.84	0.84	6.02	89,388	20
03-31-25	10.14	0.79	•	(0.17)	0.62	0.78	0.10	—	0.88	—	9.88	6.18	0.83	0.83	0.83	7.75	20,576	68
03-31-24	9.88	0.77	•	0.27	1.04	0.78	—	—	0.78	—	10.14	10.91	1.12	0.85	0.85	7.74	13,674	55
02-09-23-
03-31-23	10.00	0.10	•	(0.12)	(0.02)	0.10	—	—	0.10	—	9.88	(0.21)	1.22	0.85	0.85	7.35	8,605	1
Class C
09-30-25+	10.00	0.28	•	(0.19)	0.09	0.33	—	—	0.33	—	9.76	0.93	1.59	1.59	1.59	5.82	9,235	20
03-31-25	10.25	0.72	•	(0.16)	0.56	0.71	0.10	—	0.81	—	10.00	5.51	1.58	1.58	1.58	6.98	5,126	68
04-20-23-
03-31-24	10.00	0.68	•	0.25	0.93	0.68	—	—	0.68	—	10.25	9.66	1.87	1.60	1.60	7.06	349	55
Class I
09-30-25+	9.88	0.34	•	(0.22)	0.12	0.37	—	—	0.37	—	9.63	1.30	0.61	0.61	0.61	7.03	148,734	20
03-31-25	10.14	0.81	•	(0.16)	0.65	0.81	0.10	—	0.91	—	9.88	6.44	0.61	0.60	0.60	7.96	232,456	68
03-31-24	9.88	0.79	•	0.27	1.06	0.80	—	—	0.80	—	10.14	11.19	0.89	0.60	0.60	7.89	94,349	55
02-09-23-
03-31-23	10.00	0.10	•	(0.12)	(0.02)	0.10	—	—	0.10	—	9.88	(0.17)	0.97	0.60	0.60	7.61	8,805	1
Class R6
09-30-25+	9.88	0.36	•	(0.23)	0.13	0.37	—	—	0.37	—	9.64	1.41	0.57	0.57	0.57	7.49	10	20
03-31-25	10.13	0.82	•	(0.16)	0.66	0.81	0.10	—	0.91	—	9.88	6.55	0.56	0.56	0.56	8.03	9,858	68
03-31-24	9.88	0.79	•	0.27	1.06	0.81	—	—	0.81	—	10.13	11.12	0.86	0.60	0.60	7.90	26,931	55
02-09-23-
03-31-23	10.00	0.10	•	(0.12)	(0.02)	0.10	—	—	0.10	—	9.88	(0.17)	0.97	0.60	0.60	7.59	8,321	1

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Short Duration High Income Fund (continued)
Class W
08-08-25- 09-30-25+	9.62	0.08	•	(0.06)	0.02	0.01	—	—	0.01	—	9.63	1.17	0.59	0.59	0.59	5.38	4,839	20
Voya Strategic Income Opportunities Fund
Class A
09-30-25+	9.27	0.23	•	0.13	0.36	0.22	—	—	0.22	—	9.41	3.90	0.85	0.85	0.85	4.94	75,913	176
03-31-25	9.15	0.49	•	0.12	0.61	0.49	—	—	0.49	—	9.27	6.77	0.85	0.85	0.85	5.32	74,708	283
03-31-24	8.98	0.49	•	0.15	0.64	0.47	—	—	0.47	—	9.15	7.29	0.86	0.86	0.86	5.39	62,536	303
03-31-23	9.59	0.35	•	(0.63)	(0.28)	0.33	—	—	0.33	—	8.98	(2.94)	0.85	0.85	0.85	3.81	72,353	110
03-31-22	10.12	0.28	•	(0.52)	(0.24)	0.23	—	0.06	0.29	—	9.59	(2.47)	0.85	0.85	0.85	2.81	104,975	76
03-31-21	9.12	0.32	•	1.03	1.35	0.30	—	0.05	0.35	—	10.12	14.99	0.88	0.88	0.88	3.26	147,463	45
Class C
09-30-25+	9.14	0.19	•	0.12	0.31	0.18	—	—	0.18	—	9.27	3.42	1.60	1.60	1.60	4.20	30,654	176
03-31-25	9.02	0.42	•	0.11	0.53	0.41	—	—	0.41	—	9.14	5.99	1.60	1.60	1.60	4.58	30,365	283
03-31-24	8.84	0.41	•	0.16	0.57	0.39	—	—	0.39	—	9.02	6.64	1.61	1.61	1.61	4.65	33,296	303
03-31-23	9.45	0.28	•	(0.64)	(0.36)	0.25	—	—	0.25	—	8.84	(3.78)	1.60	1.60	1.60	3.06	36,708	110
03-31-22	9.97	0.20	•	(0.51)	(0.31)	0.15	—	0.06	0.21	—	9.45	(3.18)	1.60	1.60	1.60	2.07	49,839	76
03-31-21	8.98	0.24	•	1.02	1.26	0.22	—	0.05	0.27	—	9.97	14.20	1.63	1.63	1.63	2.51	53,646	45
Class I
09-30-25+	9.28	0.24	•	0.13	0.37	0.23	—	—	0.23	—	9.42	4.02	0.61	0.61	0.61	5.18	1,677,288	176
03-31-25	9.16	0.51	•	0.12	0.63	0.51	—	—	0.51	—	9.28	7.02	0.62	0.62	0.62	5.54	1,654,328	283
03-31-24	8.98	0.51	•	0.16	0.67	0.49	—	—	0.49	—	9.16	7.66	0.63	0.63	0.63	5.63	1,477,280	303
03-31-23	9.61	0.37	•	(0.65)	(0.28)	0.35	—	—	0.35	—	8.98	(2.84)	0.61	0.61	0.61	4.05	1,546,189	110
03-31-22	10.15	0.31	•	(0.53)	(0.22)	0.26	—	0.06	0.32	—	9.61	(2.22)	0.62	0.62	0.62	3.06	2,096,038	76
03-31-21	9.15	0.34	•	1.04	1.38	0.33	—	0.05	0.38	—	10.15	15.35	0.63	0.63	0.63	3.51	2,029,154	45
Class R
09-30-25+	9.20	0.22	•	0.12	0.34	0.20	—	—	0.20	—	9.34	3.78	1.10	1.10	1.10	4.70	15,368	176
03-31-25	9.08	0.46	•	0.12	0.58	0.46	—	—	0.46	—	9.20	6.51	1.10	1.10	1.10	5.07	15,010	283
03-31-24	8.90	0.46	•	0.16	0.62	0.44	—	—	0.44	—	9.08	7.16	1.11	1.11	1.11	5.15	16,377	303
03-31-23	9.51	0.33	•	(0.64)	(0.31)	0.30	—	—	0.30	—	8.90	(3.25)	1.10	1.10	1.10	3.59	18,607	110
03-31-22	10.04	0.26	•	(0.53)	(0.27)	0.20	—	0.06	0.26	—	9.51	(2.76)	1.10	1.10	1.10	2.58	20,854	76
03-31-21	9.04	0.29	•	1.03	1.32	0.27	—	0.05	0.32	—	10.04	14.81	1.13	1.13	1.13	3.00	22,403	45
Class R6
09-30-25+	9.25	0.25	•	0.12	0.37	0.23	—	—	0.23	—	9.39	4.06	0.54	0.54	0.54	5.25	326,346	176
03-31-25	9.13	0.52	•	0.11	0.63	0.51	—	—	0.51	—	9.25	7.10	0.55	0.55	0.55	5.60	312,091	283
03-31-24	8.96	0.52	•	0.14	0.66	0.49	—	—	0.49	—	9.13	7.63	0.56	0.56	0.56	5.72	243,077	303
03-31-23	9.58	0.38	•	(0.64)	(0.26)	0.36	—	—	0.36	—	8.96	(2.69)	0.54	0.54	0.54	4.19	167,243	110
03-31-22	10.12	0.31	•	(0.52)	(0.21)	0.27	—	0.06	0.33	—	9.58	(2.17)	0.54	0.54	0.54	3.14	159,175	76
03-31-21	9.12	0.35	•	1.04	1.39	0.34	—	0.05	0.39	—	10.12	15.46	0.57	0.57	0.57	3.59	154,515	45
Class W
09-30-25+	9.25	0.24	•	0.13	0.37	0.23	—	—	0.23	—	9.39	4.03	0.60	0.60	0.60	5.20	16,315	176
03-31-25	9.13	0.51	•	0.12	0.63	0.51	—	—	0.51	—	9.25	7.04	0.60	0.60	0.60	5.58	16,924	283
03-31-24	8.95	0.51	•	0.16	0.67	0.49	—	—	0.49	—	9.13	7.68	0.61	0.61	0.61	5.64	16,672	303
03-31-23	9.57	0.37	•	(0.64)	(0.27)	0.35	—	—	0.35	—	8.95	(2.83)	0.60	0.60	0.60	3.99	18,980	110
03-31-22	10.10	0.31	•	(0.53)	(0.22)	0.25	—	0.06	0.31	—	9.57	(2.24)	0.60	0.60	0.60	3.06	36,224	76
03-31-21	9.09	0.34	•	1.04	1.38	0.32	—	0.05	0.37	—	10.10	15.42	0.63	0.63	0.63	3.53	48,958	45

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

+	Unaudited.
(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
††	The Fund’s use of treasury securities and “to be announced” (TBA) securities contribute significantly to the portfolio turnover rate. Excluding all purchase and sale transactions involving treasury securities and TBAs, the Fund’s portfolio turnover rate was 17% for the period ended September 30, 2025 and 47%, 45%, 36%, 33%, and 39% for the fiscal years ended March 31, 2025, 2024, 2023, 2022, and 2021, respectively. The Fund’s strategies involving treasury securities and TBA securities are employed to increase liquidity and to manage interest rate risk while not changing the economic exposure to treasury and mortgage backed securities. The Fund invests in treasury securities and may purchase and sell treasury securities to manage the duration of the Fund and for hedging purposes when selling or buying corporate bonds. In addition, the Fund commonly employs an investment strategy involving the purchase of the most recently issued treasury security with a particular time to maturity while selling its position in a previously issued treasury security with a substantially similar time to maturity. This strategy is employed in order for the Fund to own the most liquid treasury security available for a given time to maturity. The Fund also invests in TBA securities whereby the actual identity of the securities to be delivered at settlement is not specified, but rather the general characteristics of the securities are agreed to (i.e. issuer, mortgage type, maturity, coupon and month of settlement). The Fund may engage in rolling strategies with TBAs whereby the Fund seeks to extend the expiration or maturity of a TBA position by closing out the position before expiration and simultaneously opening a new position that has substantially similar terms except for a later expiration date. Such rolls enable the Fund to maintain continuous investment exposure to an underlying asset beyond the expiration of the initial position without delivery of the underlying asset.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for: Voya GNMA Income Fund (“GNMA Income”), Voya High Yield Bond Fund (“High Yield Bond”), Voya Intermediate Bond Fund (“Intermediate Bond”), Voya Short Duration Bond Fund (“Short Duration Bond”), Voya Short Duration High Income Fund (“Short Duration High Income”) and Voya Strategic Income Opportunities Fund (“Strategic Income Opportunities”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund offers at least three or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the

“Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including each sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits.

When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At September 30, 2025, the maximum amount of loss that Intermediate Bond and Strategic Income Opportunities would incur if their relevant counterparties failed to perform would be $5,188,125 and $8,896,350, respectively, which represents the gross payments to be received by the Funds on OTC purchased options, forward premium swaptions, open forward foreign currency contracts, OTC total return swaps and OTC volatility swaps were they to be unwound as of September 30, 2025. To reduce the amount of potential loss to Intermediate Bond and Strategic Income Opportunities, the Funds received $2,380,000 and $5,770,000, respectively, in cash collateral from certain counterparties at September 30, 2025.

The Funds’ Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.

As of September 30, 2025, Intermediate Bond and Strategic Income Opportunities had a liability position of $19,404,710 and $8,693,954, respectively, on open forward foreign currency contracts, forward premium swaptions, OTC written options and OTC volatility swaps. If a contingent feature would have been triggered as of September 30, 2025, the Funds could have been required to pay this amount in cash to their counterparties. At September 30, 2025, Intermediate Bond and Strategic Income Opportunities had pledged $16,540,000 and $5,420,000, respectively, in cash collateral to certain counterparties for open OTC derivatives.

E. Forward Foreign Currency Transactions and Futures Contracts. Certain Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For the period ended September 30, 2025, Intermediate Bond and Strategic Income Opportunities entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Funds used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements.

During the period ended September 30, 2025, Intermediate Bond and Strategic Income Opportunities had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at September 30, 2025.

	Buy	Sell
Intermediate Bond	$2,666,317	$146,307,190
Strategic Income Opportunities	38,423,442	110,002,228

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the each Fund’s Statement of Operations. Realized gains (losses) are reported in the each Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2025, GNMA Income, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities have purchased and sold futures contracts on various bonds and notes to manage duration and yield curve exposure. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended September 30, 2025, the following Funds had an average notional value on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at September 30, 2025.

	Purchased	Sold
GNMA Income	$63,809,809	$283,866,680
Intermediate Bond	1,604,401,714	184,685,557
Short Duration Bond	241,247,495	46,109,172
Strategic Income Opportunities	326,603,171	289,417,529

F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. All Funds declare dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is generally short, from possibly overnight to one week, (although it may extend over a number of months) while the underlying securities generally have longer maturities. Each Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by a Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to a Fund in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, and it may incur disposition costs in liquidating the collateral.

J. Securities Lending. Each Fund has the option to temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

K. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

L. Delayed-Delivery or When-Issued Transactions. The Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. Each Fund may enter into forward commitments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds’ Portfolio of investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, the Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide or collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).

At September 30, 2025, GNMA Income had pledged $779,926 to certain counterparties. In addition, GNMA Income and Intermediate Bond had received $279,343 and $244,360, respectively, in cash collateral from certain counterparties for open delayed-delivery or when-issued transactions.

M. Mortgage Dollar Roll Transactions. Each Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued or to be issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/ dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Funds account for dollar roll transactions as purchases and sales.

N. Options Contracts. The Funds may write call and put options on futures, swap options (“swaptions”), securities, commodity or currencies they own or in which they may invest. Writing put options tends to increase the Funds exposure to the underlying instrument. Writing call options tends to decrease the Funds exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Forward

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Each Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.

The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the period ended September 30, 2025, Intermediate Bond and Strategic Income Opportunities had purchased interest rate swaptions to generate income with an average notional value of $120,453,327 and $51,994,640, respectively. Please refer to the tables within the Portfolio of Investments for open purchased interest rate swaptions contracts for Intermediate Bond and Strategic Income Opportunities at September 30, 2025.

During the period ended September 30, 2025, Intermediate Bond and Strategic Income Opportunities had written interest rate swaptions to generate income with an average notional value of $188,011,914 and $81,408,158, respectively. Please refer to the tables within the Portfolio of Investments for open written interest rate swaptions for any Fund at September 30, 2025.

During the period ended September 30, 2025, Strategic Income Opportunities had purchased foreign currency options to manage its foreign exchange exposure with an average notional value of $8,067,667. Please refer to the tables within the Portfolio of Investments for open purchased options on foreign currencies for Strategic Income Opportunities at September 30, 2025.

During the period ended September 30, 2025, Strategic Income Opportunities had written foreign currency options to generate income with an average notional value of $35,376,000. Please refer to the table within the Portfolio of Investments for open written options on foreign currency contracts for Strategic Income Opportunities at September 30, 2025.

During the period ended September 30, 2025, Intermediate Bond and Strategic Income Opportunities had purchased forward premium swaptions with average notional values of $628,374,403 and $232,689,136, respectively, to manage duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open purchased forward premium swaptions for Intermediate Bond and Strategic Income Opportunities at September 30, 2025.

During the period ended September 30, 2025, Intermediate Bond and Strategic Income Opportunities had written forward premium swaptions with average notional values of $2,640,785,038 and $1,050,916,510, respectively, to generate income. Please refer to the tables within the Portfolio of Investments for open written forward premium swaptions for Intermediate Bond and Strategic Income Opportunities at September 30, 2025.

During the period ended September 30, 2025, Strategic Income Opportunities had purchased credit default swaptions to manage its credit exposure with an average notional value of $41,893,00. Please refer to the table within the Portfolio of Investments for open purchased credit default swaptions for Strategic Income Opportunities at September 30, 2025.

During the period ended September 30, 2025, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities had written credit default swaptions to generate income with an average notional value of $191,730,467, $10,211,167 and $121,962,988, respectively. Please refer to the tables within the Portfolio of Investments for open written credit default swaptions for Intermediate Bond, Short Duration Bond and Strategic Income Opportunities at September 30, 2025.

O. Swap Agreements. Certain Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Fund’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract.

This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Funds may sell credit default swaps which expose these Funds to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2025, if any, for which a Fund is seller of protection, are disclosed in each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

For the period ended September 30, 2025, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities had bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. The Funds enter into CDX swap contracts to hedge the credit risk associated within various sectors with the credit markets.

During the period ended period, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities had average notional values on credit default swaps to buy protection of $474,550,000, $19,342,000 and $85,600,000, respectively.

There were no open credit default swaps to buy protection for any Fund at September 30, 2025.

For the period ended September 30, 2025, High Yield Bond, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities had sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. The Funds enter into CDX swap contracts to gain additional exposure associated with various sectors within the credit markets.

During the period ended September 30, 2025, High Yield Bond, Intermediate Bond, Short Duration Bond and

Strategic Income Opportunities had average notional values on credit default swaps to sell protection of $14,000,000, $98,941,000, $5,950,000 and $62,706,000, respectively.

Please refer to the tables within the Portfolio of Investments for open credit default swaps to sell protection for Intermediate Bond and Strategic Income Opportunities at September 30, 2025. There were no open credit default swaps to sell protection for High Yield Bond and Short Duration Bond at September 30, 2025.

Interest Rate Swap Agreements. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Fund may make payments that are greater than what a Fund received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended September 30, 2025, Intermediate Bond and Strategic Income Opportunities had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. The average notional amount on long interest rate swaps for Intermediate Bond and Strategic Income Opportunities was $45,486,376 and $24,627,096, respectively.

For the period ended September 30, 2025, Intermediate Bond and Strategic Income Opportunities had entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. The average notional amount on short interest rate swaps for Intermediate Bond and Strategic Income Opportunities was $83,923,391 and $62,325,873, respectively.

Please refer to the tables within the Portfolio of Investments for Intermediate Bond and Strategic Income Opportunities for open centrally cleared interest rate swaps at September 30, 2025.

At September 30, 2025, Intermediate Bond and Strategic Income Opportunities had pledged $7,000,000 and $6,946,846, respectively, as cash collateral for open centrally cleared swaps.

Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps. Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

There were no open cross-currency swaps entered into by any Fund during the period ended September 30, 2025.

Volatility Swap Contracts. Certain Funds may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

For the period ended September 30, 2025, Strategic Income Opportunities had an average notional amount of $36,444,000 and $75,056,167 on foreign currency receiver and payer volatility swaps, respectively. Please refer to the table within the Portfolio of Investments for Strategic Income Opportunities for open foreign currency volatility swaps at September 30, 2025.

Total Return Swap Contracts. Certain Funds may enter into total return swaps. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Fund’s use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the period ended September 30, 2025, Strategic Income Opportunities had an average notional amount of $122,000,000 on receiver total return swaps. Please refer to the table within the Portfolio of Investments for Strategic Income Opportunities for open receiver total return swaps at September 30, 2025.

P. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended September 30, 2025, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
GNMA Income	$630,867	$912,982
High Yield Bond	350,172,685	455,396,151
Intermediate Bond	1,412,223,925	1,417,551,120
Short Duration Bond	177,218,779	329,712,417
Short Duration High Income	42,726,608	137,346,707
Strategic Income Opportunities	869,565,056	855,090,478

U.S. government securities not included above were as follows:

	Purchases	Sales
GNMA Income	$3,248,616,737	$3,301,280,016
Intermediate Bond	5,677,434,997	6,008,851,345
Short Duration Bond	382,594,134	457,887,076
Strategic Income Opportunities	2,746,281,313	2,745,968,993

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

Fund	Fees
GNMA Income	0.45% on the first $1 billion,
0.43% on the next $500 million and
0.41% on assets thereafter
High Yield Bond	0.61% on the first $500 million,
0.55% on the next $4.5 billion and
0.50% on assets thereafter
Intermediate Bond	0.27% on all assets
Short Duration Bond	0.25% on all assets
Short Duration High Income	0.48% on all assets
Strategic Income Opportunities	0.50% on all assets

The Investment Adviser of High Yield Bond has agreed to waive 0.05% of the management fee through August 1, 2026. Any fees waived or reimbursed in relation to this waiver are not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Funds’ assets in accordance with each Funds’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R of the respective Funds each has a distribution and/or service and distribution plan (the “Plan”), whereby the Distributor is compensated by certain of the Funds for expenses incurred in the distribution and/or shareholder servicing of each Fund’s shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to payment each month for expenses incurred in the distribution and promotion of certain of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. In addition, High Yield Bond, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities have a shareholder service plan for Class A and Class C shares

(together with the Plan referenced above, the “Plans”). Under the Plans, each class of shares of each Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the following annual rates:

	Class A	Class C	Class R
GNMA Income	0.25%	1.00%	N/A
High Yield Bond	0.25%	1.00%	0.50%
Intermediate Bond	0.25%	1.00%	0.50%
Short Duration Bond	0.25%	1.00%	0.50%
Short Duration High Income	0.25%	1.00%	N/A
Strategic Income Opportunities	0.25%	1.00%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended September 30, 2025, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges:
GNMA Income	$1,234	$—
High Yield Bond	1,849	—
Intermediate Bond	1,275	—
Short Duration Bond	23	—
Short Duration High Income	1,667	—
Strategic Income Opportunities	1,599	—

Contingent Deferred Sales Charges:
GNMA Income	$4	$110
High Yield Bond	—	42
Intermediate Bond	3	606
Short Duration High Income	—	1,655
Strategic Income Opportunities	—	810

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2025, the following direct or indirect, wholly owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/ Affiliated Investment
Company	Fund	Percentage

Voya In-Retirement Fund	Short Duration Bond	5.46%
Voya Index Solution 2030 Portfolio	Short Duration Bond	5.18
Voya Index Solution Income Portfolio	Short Duration Bond	30.66
Voya Institutional Trust Company	GNMA Income	14.83
	Short Duration High Income	23.26
Voya Retirement Insurance and Annuity Company	Intermediate Bond	7.48
	Short Duration Bond	6.42

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Voya Solution Conservative Portfolio	Short Duration Bond	5.19
Voya Solution Income Portfolio	High Yield Bond	7.96
	Short Duration Bond	10.63

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2025, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
GNMA Income	$117,105
High Yield Bond	1,794
Intermediate Bond	147,728
Short Duration Bond	3
Strategic Income Opportunities	11,702

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Funds’ Board members who are not "interested persons," as that term is defined in the 1940 Act, and acquired fund fees and expenses, as applicable, to the levels listed below:

	Class	Class	Class	Class	Class	Class
Fund	A	C	I	R	R6	W
GNMA Income	0.84%	1.59%	0.54%	N/A	0.54%	0.59%
High Yield Bond	1.10%	1.85%	0.85%	1.35%	0.83%	0.85%
Intermediate Bond	0.75%	1.50%	0.50%	1.00%	0.50%	0.50%
Short Duration Bond	0.65%	1.40%	0.35%	0.90%	0.30%	0.40%
Short Duration High Income	0.85%	1.60%	0.60%	N/A	0.60%	0.60%
Strategic Income Opportunities	1.15%	1.90%	0.72%	1.40%	0.60%	0.90%

With the exception of Strategic Income Opportunities and the non-recoupable management fee waiver for High Yield Bond, the Investment Adviser may at a later date recoup from a Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of September 30, 2025 the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	September 30,
	2026	2027	2028	Total
Short Duration Bond	$27,520	$16,460	$—	$43,980
Short Duration High Income	118,644	49,159	—	167,803

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of September 30, 2025, are as follows:

	September 30,
	2026	2027	2028	Total
GNMA Income
Class A	$—	$124,456	$106,841	$231,297
Class C	—	3,975	2,940	6,915
Class I	176,614	519,038	479,638	1,175,290
Class W	—	19,658	16,741	36,399
Short Duration Bond
Class A	$—	$—	$137	$137
Class C	—	—	4	4
Class I	9,926	6,374	2,177	18,477
Class R	—	—	2	2
Class R6	299	362	—	661
Class W	—	—	317	317
Short Duration High Income
Class A	$—	$1,003	$—	$1,003
Class C	—	3	—	3

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

	September 30,
	2026	2027	2028	Total
Class I	48	7,881	13,909	21,838

The Expense Limitation Agreement is contractual through August 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The following Funds utilized the line of credit during the period ended September 30, 2025.

Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
GNMA Income	1	$649,000	5.33%
High Yield Bond	2	2,603,500	5.33
Intermediate Bond	1	982,000	5.33

						Net increase		Proceeds from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
GNMA Income
Class A
9/30/2025	4,675,080	—	593,810	(4,500,533)	—	768,357	34,643,520	—	4,422,500	(33,347,821)	—	5,718,199
3/31/2025	4,401,865	—	1,186,137	(10,546,834)	—	(4,958,832)	32,414,045	—	8,722,824	(77,565,382)	—	(36,428,513)
Class C
9/30/2025	64,949	—	14,958	(119,186)	—	(39,279)	475,736	—	110,828	(880,236)	—	(293,672)
3/31/2025	249,247	—	29,865	(725,461)	—	(446,349)	1,847,411	—	218,264	(5,303,923)	—	(3,238,249)
Class I
9/30/2025	20,567,084	—	1,715,231	(23,574,149)	—	(1,291,834)	153,025,932	—	12,796,279	(175,476,185)	—	(9,653,974)
3/31/2025	42,102,160	—	3,318,805	(62,613,807)	—	(17,192,842)	310,866,507	—	24,444,801	(459,711,932)	—	(124,400,624)
Class R6
9/30/2025	386,263	—	45,869	(1,137,299)	—	(705,167)	2,856,179	—	342,136	(8,530,516)	—	(5,332,201)
3/31/2025	578,790	—	117,929	(2,182,547)	—	(1,485,828)	4,251,850	—	868,497	(16,245,938)	—	(11,125,591)
Class W
9/30/2025	533,723	—	113,607	(954,571)	—	(307,241)	3,968,672	—	849,046	(7,105,707)	—	(2,287,989)
3/31/2025	1,070,973	—	230,341	(1,738,626)	—	(437,312)	7,880,009	—	1,700,102	(12,817,160)	—	(3,237,049)
High Yield Bond
Class A
9/30/2025	95,645	—	133,707	(452,648)	—	(223,296)	665,406	—	933,018	(3,153,548)	—	(1,555,124)
3/31/2025	1,003,458	—	278,038	(1,629,865)	—	(348,369)	6,893,745	—	1,925,866	(11,219,843)	—	(2,400,232)
Class C
9/30/2025	966	—	5,014	(58,269)	—	(52,289)	6,711	—	34,941	(401,687)	—	(360,035)
3/31/2025	9,990	—	33,244	(696,564)	—	(653,330)	69,500	—	229,731	(4,859,462)	—	(4,560,231)
Class I
9/30/2025	1,408,039	—	521,447	(4,280,998)	—	(2,351,512)	9,769,879	—	3,627,792	(29,711,165)	—	(16,313,494)
3/31/2025	13,880,494	—	1,159,596	(24,674,456)	—	(9,634,366)	95,593,862	—	8,014,872	(169,130,118)	—	(65,521,384)
Class R
9/30/2025	2,104	—	1,471	(10,541)	—	(6,966)	14,693	—	10,267	(74,205)	—	(49,245)
3/31/2025	7,421	—	2,855	(6,229)	—	4,047	51,098	—	19,785	(43,321)	—	27,562

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

						Net increase		Proceeds from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
High Yield Bond (continued)
Class R6
9/30/2025	1,641,814	—	684,405	(14,816,221)	—	(12,490,002)	11,437,733	—	4,770,671	(103,772,273)	—	(87,563,869)
3/31/2025	2,682,565	—	1,731,965	(10,089,734)	—	(5,675,204)	18,545,920	—	11,989,942	(70,082,687)	—	(39,546,825)
Class W
9/30/2025	367,879	—	169,856	(803,569)	—	(265,834)	2,569,810	—	1,187,042	(5,553,266)	—	(1,796,414)
3/31/2025	341,120	—	386,813	(1,624,681)	—	(896,748)	2,366,033	—	2,683,017	(11,262,964)	—	(6,213,914)
Intermediate Bond
Class A
9/30/2025	1,731,096	—	332,828	(3,524,921)	—	(1,460,997)	15,147,208	—	2,917,413	(30,721,254)	—	(12,656,633)
3/31/2025	7,202,038	—	794,796	(12,186,789)	—	(4,189,955)	62,496,274	—	6,925,680	(106,090,493)	—	(36,668,539)
Class C
9/30/2025	79,611	—	9,786	(125,835)	—	(36,438)	702,652	—	85,638	(1,099,702)	—	(311,412)
3/31/2025	139,927	—	22,235	(316,293)	—	(154,131)	1,231,412	—	193,420	(2,742,926)	—	(1,318,094)
Class I
9/30/2025	80,873,977	—	14,152,679	(82,221,101)	—	12,805,555	705,620,127	—	124,070,080	(717,427,937)	—	112,262,270
3/31/2025	207,889,446	—	27,055,266	(153,860,582)	—	81,084,130	1,823,006,163	—	235,880,685	(1,335,308,019)	—	723,578,829
Class R
9/30/2025	800,406	—	230,402	(1,223,591)	—	(192,783)	7,002,845	—	2,022,378	(10,697,226)	—	(1,672,003)
3/31/2025	1,896,717	—	490,967	(3,658,571)	—	(1,270,887)	16,535,380	—	4,284,207	(31,789,885)	—	(10,970,298)
Class R6
9/30/2025	55,394,568	—	7,265,921	(38,415,896)	—	24,244,593	484,266,727	—	63,737,081	(336,032,125)	—	211,971,683
3/31/2025	93,241,404	—	13,435,325	(73,773,535)	—	32,903,194	815,536,721	—	117,249,514	(643,770,861)	—	289,015,374
Class W
9/30/2025	1,322,378	—	142,728	(2,047,013)	—	(581,907)	11,536,289	—	1,249,928	(17,815,789)	—	(5,029,572)
3/31/2025	2,067,083	—	363,754	(4,008,345)	—	(1,577,508)	17,957,176	—	3,164,604	(34,696,806)	—	(13,575,026)
Short Duration Bond
Class A
9/30/2025	18,117	—	7,911	(140,292)	—	(114,264)	169,519	—	74,271	(1,314,634)	—	(1,070,844)
3/31/2025	147,467	—	16,927	(196,076)	—	(31,682)	1,382,486	—	157,824	(1,834,298)	—	(293,988)
Class C
9/30/2025	701	—	185	(421)	—	465	6,580	—	1,734	(3,954)	—	4,360
3/31/2025	1,195	—	328	(624)	—	899	11,165	—	3,067	(5,821)	—	8,411
Class I
9/30/2025	1,934,664	—	120,515	(485,304)	—	1,569,875	18,138,855	—	1,130,891	(4,553,597)	—	14,716,149
3/31/2025	1,793,760	—	183,771	(1,701,697)	—	275,834	16,685,054	—	1,714,146	(15,795,448)	—	2,603,752
Class R
9/30/2025	2,588	—	120	(43)	—	2,665	24,363	—	1,128	(406)	—	25,085
3/31/2025	1,326	—	162	(534)	—	954	12,414	—	1,522	(4,948)	—	8,988
Class R6
9/30/2025	8,005,118	—	1,359,067	(33,521,262)	—	(24,157,077)	75,073,463	—	12,765,169	(316,080,666)	—	(228,242,034)
3/31/2025	27,730,193	—	2,705,993	(26,535,013)	—	3,901,173	259,597,908	—	25,255,219	(247,390,485)	—	37,462,642
Class W
9/30/2025	49,918	—	17,981	(103,597)	—	(35,698)	470,445	—	169,313	(973,571)	—	(333,813)
3/31/2025	63,887	—	43,925	(403,005)	—	(295,193)	597,630	—	410,838	(3,771,186)	—	(2,762,718)
Short Duration High Income
Class A
9/30/2025	264,955	8,676,848	146,705	(1,898,981)	—	7,189,527	2,552,526	83,567,988	1,413,472	(18,218,363)	—	69,315,623
3/31/2025	1,003,354	—	139,109	(409,582)	—	732,881	10,241,820	—	1,415,888	(4,193,626)	—	7,464,082
Class C
9/30/2025	153,747	439,467	21,800	(181,375)	—	433,639	1,500,321	4,285,593	212,677	(1,765,898)	—	4,232,693
3/31/2025	492,568	—	23,102	(37,324)	—	478,346	5,051,552	—	238,344	(385,959)	—	4,903,937
Class I
9/30/2025	3,288,606	4,025,911	712,154	(16,116,330)	—	(8,089,659)	31,748,489	38,748,485	6,861,453	(155,068,087)	—	(77,709,660)
3/31/2025	21,511,636	—	1,327,249	(8,620,173)	—	14,218,712	219,192,829	—	13,510,585	(87,809,900)	—	144,893,514
Class R6
9/30/2025	—	—	13,203	(1,009,687)	—	(996,484)	—	—	127,153	(9,745,499)	—	(9,618,346)
3/31/2025	6,719	—	139,119	(1,805,761)	—	(1,659,923)	67,960	—	1,413,069	(18,471,886)	—	(16,990,857)
Class W
8/08/2025-
9/30/2025(1)	1,137	513,328	6,303	(18,476)	—	502,292	10,845	4,940,685	60,695	(177,796)	—	4,834,429
Strategic Income Opportunities
Class A
9/30/2025	1,348,139	—	165,335	(1,504,612)	—	8,862	12,599,662	—	1,547,395	(13,972,042)	—	175,015

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

						Net increase		Proceeds from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Strategic Income Opportunities (continued)
Class A
3/31/2025	3,486,937	—	345,236	(2,609,551)	—	1,222,622	32,170,409	—	3,187,034	(24,038,115)	—	11,319,328
Class C
9/30/2025	319,668	—	61,746	(399,713)	—	(18,299)	2,941,199	—	569,418	(3,678,768)	—	(168,151)
3/31/2025	764,491	—	144,032	(1,277,814)	—	(369,291)	6,952,342	—	1,309,580	(11,599,529)	—	(3,337,607)
Class I
9/30/2025	21,562,438	—	3,953,524	(25,718,642)	—	(202,680)	201,580,013	—	37,031,036	(240,066,037)	—	(1,454,988)
3/31/2025	52,433,230	—	8,624,023	(44,088,484)	—	16,968,769	484,604,446	—	79,695,725	(407,432,318)	—	156,867,853
Class R
9/30/2025	80,353	—	36,122	(102,567)	—	13,908	744,923	—	335,400	(950,867)	—	129,456
3/31/2025	149,408	—	85,702	(407,466)	—	(172,356)	1,369,513	—	784,704	(3,728,433)	—	(1,574,216)
Class R6
9/30/2025	425,892	—	849,155	(256,521)	—	1,018,526	3,959,396	—	7,930,017	(2,385,116)	—	9,504,297
3/31/2025	5,826,925	—	1,749,842	(463,819)	—	7,112,948	53,278,904	—	16,127,571	(4,275,219)	—	65,131,256
Class W
9/30/2025	69,355	—	21,608	(182,992)	—	(92,029)	646,175	—	201,730	(1,698,627)	—	(850,722)
3/31/2025	386,114	—	52,302	(435,274)	—	3,142	3,542,971	—	481,608	(4,003,036)	—	21,543

(1)	Commencement of operations.

NOTE 10 — UNFUNDED LOAN COMMITMENTS

Certain Funds may enter into credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrower’s discretion. Funded and unfunded portions of the credit agreements are presented in the Portfolio of Investments. At September 30, 2025, Strategic Income Opportunities had the following unfunded loan commitments:

Unfunded
Loan
Loan	Commitment
Chrysaor Bidco S.A R.L. Delayed Draw Term Loan (Usd)	$10,329
Clydesdale Acquisition Holdings Inc. Delayed Draw Term Loan	1,083
First Eagle Holdings Inc.-f/k/a Arnhold and S. Bleicroeder Holdings Inc. Delayed Draw Term Loan	129,792
Hanger Inc. Delayed Draw Term Loan	34,420
Raven Acquisition Holdings, LLC 2024 Delayed Draw Term Loan Commitment	46,333
USALCO LLC 2025 Delayed Draw Term Loan	41,647
$263,604

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned.

The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2025:

Intermediate Bond

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Bank PLC	$55,327,468	$(55,327,468)	$—
Barclays Capital Inc.	8,770,823	(8,770,823)	—
BMO Capital Markets Corp	11,715,298	(11,715,298)	—
BNP Paribas	17,914,715	(17,914,715)	—
BNP Paribas Prime Brokerage Int'l Ltd.	5,106,945	(5,106,945)	—
BofA Securities Inc	33,548,698	(33,548,698)	—
Canadian Imperial Bank Of Commerce	5,242,303	(5,242,303)	—
Cantor Fitzgerald & Co	613,203	(613,203)	—
Citigroup Global Markets Inc.	7,604,577	(7,604,577)	—
Daiwa Capital Markets America Inc.	7,234,021	(7,234,021)	—
Deutsche Bank Securities Inc.	40,013,470	(40,013,470)	—
Goldman, Sachs & Co. LLC	76,319,058	(76,319,058)	—
HSBC Securities (USA) Inc.	6,337,626	(6,337,626)	—
J.P. Morgan Securities LLC	127,133,955	(127,133,955)	—
Jefferies LLC	4,190,803	(4,190,803)	—
Mirae Asset Securities(USA) Inc.	719,156	(719,156)	—
Mizuho Securities USA LLC.	1,735,531	(1,735,531)	—
Morgan Stanley & Co. LLC	39,642,574	(39,642,574)	—
MUFG Securities Americas Inc.	14,702,924	(14,702,924)	—
National Bank Financial Inc.	551,118	(551,118)	—
NatWest Markets Securities Inc.	2,785,100	(2,785,100)	—

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Nomura Securities International, Inc.	$5,331,678	$(5,331,678)	$—
RBC Capital Markets, LLC	3,263,486	(3,263,486)	—
RBC Dominion Securities Inc.	106,404	(106,404)	—
Scotia Capital (USA) INC	19,953,525	(19,953,525)	—
Societe Generale	27,336,613	(27,336,613)	—
State Street Bank and Trust Company	4,541,061	(4,541,061)	—
TD Securities (USA) Inc.	86,993	(86,993)	—
Truist Securities INC	3,591,062	(3,591,062)	—
UBS AG	249,066	(249,066)	—
US Bancorp Investments	401,445	(401,445)	—
Wells Fargo Bank NA	1,633,643	(1,633,643)	—
Wells Fargo Securities LLC	22,050,889	(22,050,889)	—
Total	$555,755,231	$(555,755,231)	$—

(1)	Cash collateral with a fair value of $571,686,937 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Short Duration Bond

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BofA Securities Inc Canadian Imperial	$1,582,612	$(1,582,612)	$—
Bank Of Commerce	257,036	(257,036)	—
Citigroup Global Markets Inc.	257,237	(257,237)	—
HSBC Securities (USA) Inc.	106,983	(106,983)	—
J.P. Morgan Securities LLC	467,379	(467,379)	—
NatWest Markets Securities Inc.	1,517,629	(1,517,629)	—
RBC Capital Markets, LLC	621,405	(621,405)	—
TD Securities (USA) Inc.	192,719	(192,719)	—
Total	$5,003,000	$(5,003,000)	$—

(1)	Cash collateral with a fair value of $5,130,962 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Short Duration High Income

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Capital Inc.	$1,109,104	$(1,109,104)	$—
Goldman, Sachs & Co. LLC	9,327,745	(9,327,745)	—

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Scotia Capital (USA) INC	$1,955,093	$(1,955,093)	$—
TD Prime Services LLC	4,105,808	(4,105,808)	—
Total	$16,497,750	$(16,497,750)	$—

(1)	Cash collateral with a fair value of $16,979,090 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Strategic Income Opportunities

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Capital Inc.	$763,194	$(763,194)	$—
BNP Paribas	932,708	(932,708)	—
BNP Paribas Prime Brokerage Int'l Ltd.	1,367,760	(1,367,760)	—
BofA Securities Inc	1,093,192	(1,093,192)	—

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Canadian Imperial Bank Of Commerce	$1,911,004	$(1,911,004)	$—
Cantor Fitzgerald & Co	395,590	(395,590)	—
Citigroup Global Markets Inc.	6,953	(6,953)	—
Deutsche Bank Securities Inc.	853,238	(853,238)	—
Goldman, Sachs & Co. LLC	2,610,704	(2,610,704)	—
J.P. Morgan Securities LLC	10,233,597	(10,233,597)	—
Morgan Stanley & Co. LLC	1,539,026	(1,539,026)	—
RBC Capital Markets, LLC	1,576,268	(1,576,268)	—
TD Prime Services LLC	110,163	(110,163)	—
Truist Securities INC	69,522	(69,522)	—
Total	$23,462,919	$(23,462,919)	$—

(1)	Cash collateral with a fair value of $24,148,665 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, interest only securities, paydowns, swaps, straddle loss deferrals, and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	March 31, 2025		March 31, 2024
	Ordinary	Long-term	Ordinary
	Income	Capital Gains	Income
GNMA Income	$42,122,957	$—	$48,022,294
High Yield Bond	26,557,027	—	31,951,958
Intermediate Bond	423,065,466	—	340,492,684
Short Duration Bond	27,741,707	—	23,544,635
Short Duration High Income	16,555,065	346,958	4,608,971
Strategic Income Opportunities	109,799,704	—	89,761,742

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of March 31, 2025 were:

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Undistributed	Unrealized				Total
	Ordinary	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
GNMA Income	$2,254,566	$(101,418,495)	$(72,338,632)	Short-term	$(469,975)	$(206,608,764)
			(34,636,228)	Long-term
			$(106,974,860)
High Yield Bond	335,232	(134,395)	(4,933,534)	Short-term	(117,521)	(50,998,520)
			(46,148,302)	Long-term
			$(51,081,836)
Intermediate Bond	20,195,841	(268,393,491)	(316,765,339)	Short-term	(4,696,304)	(1,413,009,113)
			(843,349,820)	Long-term
			$(1,160,115,159)
Short Duration Bond	378,033	3,069,556	(6,496,355)	Short-term	(991)	(28,390,745)
			(25,340,988)	Long-term
			$(31,837,343)
Short Duration High Income	250,562	(6,798,163)	—	—	(10,848)	(6,558,449)
Strategic Income Opportunities	260,829	(42,227,234)	(21,402,363)	Short-term	(668,528)	(263,451,482)
			(199,414,186)	Long-term
			$(220,816,549)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of September 30, 2025, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases,

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign

(non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers.

NOTE 14 — REORGANIZATIONS

On August 8, 2025, Short Duration High Income Fund (“Acquiring Fund”) acquired all of the net assets and assumed all liabilities of Voya Floating Rate Fund (“Acquired Fund”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on April 1, 2025, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the six months ended September 30, 2025, are as follows (Unaudited):

Net investment income	$11,266,813
Net realized and unrealized loss on investments	(5,818,698)
Net increase in net assets resulting from operations	$5,448,115

Because the combined investment funds have been managed as a single integrated fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s statement of operations since August 8, 2025. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net	Total Net	Acquired		Acquired
Assets of	Assets of	Fund’s		Fund’s
Acquired	Acquiring	Capital Loss		Unrealized	Funds’
Fund	Fund	Carryforwards		Appreciation	Conversion
(000s)	(000s)	(000s)		(000s)	Ratio
$131,543	$157,810	$(229,233	)*	$2,066	0.8258

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The net assets of the Acquiring Fund after the acquisition of Acquired Fund were $289,352,418.

NOTE 15 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 15 — SEGMENT REPORTING (continued)

operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to September 30, 2025, the Funds declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
GNMA Income
Class A	$0.0250	November 3, 2025	Daily
Class C	$0.0201	November 3, 2025	Daily
Class I	$0.0270	November 3, 2025	Daily
Class R6	$0.0273	November 3, 2025	Daily
Class W	$0.0267	November 3, 2025	Daily
High Yield Bond
Class A	$0.0308	November 3, 2025	Daily
Class C	$0.0263	November 3, 2025	Daily
Class I	$0.0328	November 3, 2025	Daily
Class R	$0.0293	November 3, 2025	Daily
Class R6	$0.0333	November 3, 2025	Daily
Class W	$0.0323	November 3, 2025	Daily
Intermediate Bond
Class A	$0.0323	November 3, 2025	Daily
Class C	$0.0266	November 3, 2025	Daily
Class I	$0.0350	November 3, 2025	Daily
Class R	$0.0304	November 3, 2025	Daily
Class R6	$0.0354	November 3, 2025	Daily
Class W	$0.0341	November 3, 2025	Daily
Short Duration Bond
Class A	$0.0338	November 3, 2025	Daily
Class C	$0.0278	November 3, 2025	Daily
Class I	$0.0359	November 3, 2025	Daily
Class R	$0.0319	November 3, 2025	Daily
Class R6	$0.0364	November 3, 2025	Daily

Class W	$0.0359	November 3, 2025	Daily
Short Duration High Income
Class A	$0.0502	November 3, 2025	Daily
Class C	$0.0446	November 3, 2025	Daily
Class I	$0.0522	November 3, 2025	Daily
Class R6	$0.0523	November 3, 2025	Daily
Class W	$0.0522	November 3, 2025	Daily
Strategic Income Opportunities
Class A	$0.0372	November 3, 2025	Daily
Class C	$0.0307	November 3, 2025	Daily
Class I	$0.0391	November 3, 2025	Daily
Class R	$0.0349	November 3, 2025	Daily
Class R6	$0.0396	November 3, 2025	Daily
Class W	$0.0391	November 3, 2025	Daily

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2025 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 65.8%
	Federal Home Loan Mortgage Corporation: 1.4%(1)
557,765	3.500%, 07/01/2047	$521,959	0.1
1,214,728	3.500%, 12/01/2047	1,132,650	0.1
2,339,197	3.500%, 03/01/2048	2,187,822	0.2
2,621,362	3.500%, 11/01/2048	2,455,114	0.2
772,437	4.000%, 07/01/2047	744,203	0.1
3,600,000 (2)	4.080%, 10/03/2025	3,598,794	0.3
300,000 (2)	4.080%, 10/15/2025	299,497	0.0
299,133	4.500%, 08/01/2047	295,942	0.0
303,501	5.000%, 11/01/2035	311,709	0.1
15,803	5.000%, 12/01/2035	16,211	0.0
7,078	5.000%, 01/01/2038	7,269	0.0
7,299	5.000%, 03/01/2038	7,497	0.0
30,342	5.000%, 03/01/2038	31,164	0.0
89,105	5.000%, 02/01/2039	89,981	0.0
325,501	5.000%, 07/01/2039	333,919	0.1
98,805	5.000%, 01/01/2040	101,361	0.0
358,860	5.000%, 04/01/2040	366,189	0.1
1,149,286	5.000%, 10/01/2040	1,179,027	0.1
138,216	5.000%, 05/01/2041	141,283	0.0
113,561	5.290%, 10/01/2037	117,601	0.0
4,302	5.410%, 08/01/2037	4,296	0.0
29,908	5.440%, 01/01/2037	31,161	0.0
24,898	5.440%, 09/01/2037	25,798	0.0
23,351	5.440%, 02/01/2038	24,304	0.0
85,050	5.450%, 12/01/2037	87,804	0.0
107,827	5.450%, 12/01/2037	110,892	0.0
28,070	5.460%, 08/01/2037	29,156	0.0
31,262	5.460%, 01/01/2038	32,211	0.0
45,097	5.500%, 08/01/2037	46,794	0.0
74,314	5.500%, 11/01/2037	77,052	0.0
29,685	5.620%, 12/01/2036	31,002	0.0
52,340	5.620%, 08/01/2037	54,553	0.0
61,024	5.625%, 12/01/2036	63,677	0.0
70,494	5.625%, 01/01/2037	71,189	0.0
78,652	5.625%, 03/01/2037	82,157	0.0
74,679	5.625%, 06/01/2037	77,662	0.0
35,219	5.625%, 02/01/2038	36,788	0.0
241,282	5.750%, 09/01/2037	251,882	0.0
48,258	5.750%, 10/01/2037	50,447	0.0
78,182	6.090%, 12/01/2037	81,122	0.0
1,954	7.500%, 01/01/2030	2,014	0.0
		15,211,153	1.4
	Federal National Mortgage Association: 0.5%(1)
56,072	3.125%, 11/01/2041	53,432	0.0
22,747	3.250%, 04/01/2041	22,720	0.0
82,187	3.475%, 10/01/2041	79,759	0.0
61,483	3.750%, 09/01/2041	60,369	0.0
54,957	3.750%, 10/01/2041	53,767	0.0
3,794,478	4.000%, 07/01/2056	3,571,470	0.3
588,732	4.500%, 09/01/2047	583,986	0.1
75,296	5.290%, 09/01/2037	75,732	0.0
214,192	5.290%, 11/01/2037	216,166	0.0
66,247	5.290%, 12/01/2037	66,065	0.0
102,623	5.290%, 04/01/2038	103,274	0.0
9,660	5.350%, 04/01/2029	9,668	0.0
55,064	5.390%, 05/01/2038	55,444	0.0
104,775	5.440%, 08/01/2047	106,033	0.0
151,955	5.440%, 08/01/2047	153,884	0.0
160,320	5.440%, 08/01/2047	162,375	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
162,595	5.440%, 09/01/2047	$164,685	0.0
253,884	5.440%, 10/01/2047	257,470	0.1
52,128	5.620%, 12/01/2036	52,696	0.0
94,751	5.890%, 08/01/2047	96,159	0.0
101,540	5.890%, 10/01/2047	103,050	0.0
2,101	6.600%, 07/01/2027	2,099	0.0
		6,050,303	0.5
	Government National Mortgage Association: 61.3%
4,127,043	2.000%, 08/20/2050	3,420,057	0.3
28,902,303	2.000%, 12/20/2050	23,915,238	2.2
16,062,679	2.000%, 01/20/2051	13,295,997	1.2
13,546,063	2.000%, 02/20/2051	11,225,426	1.0
6,232,456	2.000%, 06/20/2051	5,156,969	0.5
11,029,810	2.000%, 08/20/2051	9,126,378	0.8
3,144,314	2.000%, 10/20/2051	2,601,681	0.2
2,196,185	2.000%, 11/20/2051	1,817,171	0.2
40,728,414	2.000%, 03/20/2052	33,699,043	3.0
8,188,199	2.500%, 12/20/2050	7,072,926	0.7
29,508,202	2.500%, 03/20/2051	25,444,165	2.3
14,851,583	2.500%, 04/20/2051	12,806,075	1.2
14,730,271	2.500%, 05/20/2051	12,696,865	1.2
3,390,762	2.500%, 08/20/2051	2,923,710	0.3
22,556,968	2.500%, 10/20/2051	19,449,854	1.8
3,397,913	2.500%, 12/20/2051	2,928,811	0.3
21,130,000 (3)	2.500%, 10/20/2055	18,194,823	1.7
113,656	3.000%, 12/15/2041	105,793	0.0
75,422	3.000%, 01/15/2042	68,300	0.0
150,364	3.000%, 01/15/2042	139,875	0.0
150,763	3.000%, 01/15/2042	140,087	0.0
370,815	3.000%, 02/15/2042	341,312	0.0
145,504	3.000%, 03/15/2042	133,927	0.0
123,393	3.000%, 04/15/2042	111,794	0.0
50,614	3.000%, 05/15/2042	46,998	0.0
40,076	3.000%, 06/15/2042	36,606	0.0
20,402,757	3.000%, 04/20/2045	18,556,922	1.7
232,060	3.000%, 11/20/2045	207,404	0.0
54,234	3.000%, 12/20/2045	48,605	0.0
74,815	3.000%, 12/20/2045	67,112	0.0
84,710	3.000%, 12/20/2045	75,866	0.0
45,150	3.000%, 01/20/2046	40,510	0.0
1,712,750	3.000%, 02/20/2050	1,506,335	0.2
2,309,725	3.000%, 10/20/2051	2,065,335	0.2
20,407,678	3.000%, 10/20/2051	17,835,449	1.6
1,258,316	3.000%, 01/20/2052	1,125,112	0.1
7,090,021	3.000%, 03/20/2052	6,292,572	0.6
3,275,892	3.000%, 04/20/2052	2,927,599	0.3
44,219	3.250%, 03/15/2041	41,003	0.0
219,689	3.250%, 04/15/2041	204,109	0.0
65,536	3.250%, 05/15/2041	60,947	0.0
277,143	3.250%, 06/15/2041	257,693	0.0
52,647	3.250%, 07/15/2041	48,722	0.0
317,284	3.250%, 07/15/2041	294,438	0.0
542,140	3.250%, 08/15/2041	503,692	0.1
168,826	3.250%, 09/15/2041	156,984	0.0
225,875	3.250%, 09/15/2041	210,027	0.0
36,793	3.250%, 11/15/2041	34,050	0.0
125,084	3.250%, 11/15/2041	116,306	0.0
58,251	3.250%, 12/15/2041	54,162	0.0
34,381	3.250%, 04/15/2042	31,817	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
24,099	3.250%, 06/15/2042	$22,446	0.0
70,562	3.250%, 06/15/2042	65,301	0.0
705,910	3.500%, 04/20/2043	670,106	0.1
817,716	3.500%, 06/20/2045	749,948	0.1
3,091,597	3.500%, 03/20/2047	2,902,264	0.3
395,541	3.500%, 07/20/2047	367,390	0.0
688,130	3.500%, 07/20/2047	635,756	0.1
16,791,350	3.500%, 12/20/2047	15,478,724	1.4
6,016,560	3.500%, 01/20/2048	5,558,754	0.5
2,246,830	3.500%, 02/20/2048	2,082,126	0.2
4,478,108	3.500%, 02/20/2048	4,093,058	0.4
3,546,128	3.500%, 03/20/2052	3,266,574	0.3
4,967,000 (3)	3.500%, 10/20/2055	4,529,549	0.4
43,605	3.650%, 12/15/2040	41,309	0.0
10,970	3.750%, 09/15/2041	10,903	0.0
216,899	3.750%, 09/15/2041	206,148	0.0
62,569	3.750%, 10/15/2041	59,732	0.0
91,849	3.750%, 10/15/2041	87,513	0.0
1,508,221	3.750%, 05/20/2042	1,402,842	0.1
2,224,808	3.750%, 05/20/2042	2,051,528	0.2
77,325	3.900%, 10/15/2041	74,095	0.0
37,004	4.000%, 05/20/2033	35,945	0.0
237,983	4.000%, 05/20/2034	235,227	0.0
276,193	4.000%, 07/20/2034	272,866	0.0
287,917	4.000%, 07/20/2034	285,309	0.0
59,669	4.000%, 08/20/2035	58,353	0.0
524,155	4.000%, 09/20/2040	496,339	0.1
848,864	4.000%, 07/20/2041	805,568	0.1
3,536,262	4.000%, 08/20/2042	3,424,614	0.3
99,079	4.000%, 09/15/2042	95,644	0.0
539,437	4.000%, 10/20/2043	511,400	0.1
1,095,183	4.000%, 12/20/2044	1,043,608	0.1
933,107	4.000%, 01/20/2045	889,177	0.1
243,575	4.000%, 06/20/2045	234,377	0.0
1,004,532	4.000%, 07/20/2045	966,597	0.1
1,115,762	4.000%, 09/20/2045	1,072,591	0.1
59,329	4.000%, 12/20/2045	57,095	0.0
178,090	4.000%, 01/20/2046	170,596	0.0
2,234,067	4.000%, 01/20/2046	2,140,060	0.2
51,961	4.000%, 02/20/2046	49,919	0.0
1,232,054	4.000%, 03/20/2046	1,180,209	0.1
616,928	4.000%, 04/20/2046	592,301	0.1
267,969	4.000%, 08/20/2046	257,106	0.0
976,423	4.000%, 09/20/2047	919,028	0.1
7,537,719	4.000%, 06/20/2052	7,166,455	0.7
9,600,000 (3)	4.000%, 10/20/2055	9,027,950	0.8
176,419	4.373%, 01/20/2065	175,366	0.0
4,357	4.373%, 10/20/2067	4,327	0.0
2,990	4.389%, 04/20/2066	2,945	0.0
275,258	4.390%, 02/20/2065	274,119	0.0
8,513	4.395%, 02/20/2068	8,465	0.0
98,583	4.450%, 07/15/2040	94,577	0.0
55,352	4.450%, 09/15/2040	53,427	0.0
109,997	4.479%, 01/20/2065	109,447	0.0
3,206	4.493%, 04/20/2065	3,196	0.0
4,085	4.500%, 07/20/2036	4,089	0.0
313,389	4.500%, 10/15/2039	318,576	0.0
218,243	4.500%, 11/15/2039	217,570	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
226,707	4.500%, 11/15/2039	$226,568	0.0
69,304	4.500%, 12/15/2039	69,218	0.0
174,832	4.500%, 01/15/2040	173,970	0.0
21,416	4.500%, 01/20/2040	21,068	0.0
847,438	4.500%, 02/15/2040	838,453	0.1
45,541	4.500%, 06/15/2040	44,824	0.0
20,034	4.500%, 07/20/2040	19,708	0.0
63,030	4.500%, 08/20/2040	62,238	0.0
453,953	4.500%, 09/20/2041	456,890	0.1
161,938	4.500%, 10/20/2048	160,087	0.0
75,985	4.500%, 11/20/2048	75,069	0.0
2,311,145	4.500%, 12/20/2048	2,283,297	0.2
57,137	4.500%, 01/20/2049	56,448	0.0
4,034,819	4.500%, 02/20/2049	3,998,465	0.4
195,015	4.500%, 03/20/2049	193,258	0.0
31,712	4.500%, 05/20/2049	31,218	0.0
3,571,997	4.500%, 11/20/2049	3,484,854	0.3
4,411,899	4.500%, 12/20/2049	4,353,306	0.4
616,500	4.500%, 01/20/2053	602,012	0.1
29,750,000 (3)	4.500%, 10/20/2055	28,854,947	2.6
21,260	4.580%, 01/20/2034	21,075	0.0
33,047	4.580%, 03/20/2034	32,680	0.0
26,026	4.580%, 04/20/2034	25,737	0.0
33,622	4.580%, 04/20/2034	33,249	0.0
33,163	4.580%, 06/20/2034	32,796	0.0
28,822	4.683%, 10/20/2064	28,796	0.0
474	4.700%, 06/20/2061	468	0.0
2,097	4.700%, 09/20/2062	2,094	0.0
3,717	4.700%, 09/20/2064	3,665	0.0
10,989	4.700%, 09/20/2064	10,977	0.0
191,313	4.750%, 06/15/2029	192,302	0.0
39,090	4.750%, 01/15/2030	39,311	0.0
39,352	4.750%, 06/20/2033	39,192	0.0
13,217	4.750%, 07/20/2033	13,175	0.0
23,234	4.750%, 07/20/2033	23,018	0.0
35,484	4.750%, 07/20/2033	35,342	0.0
19,766	4.750%, 08/20/2033	19,671	0.0
36,352	4.750%, 08/20/2033	36,206	0.0
22,877	4.750%, 10/20/2033	22,791	0.0
18,464	4.750%, 11/20/2033	18,396	0.0
16,587	4.750%, 12/20/2033	16,485	0.0
117,284	4.750%, 09/15/2034	117,225	0.0
15,368	4.920%, 04/20/2033	15,241	0.0
33,535	4.920%, 04/20/2033	33,420	0.0
8,865	4.920%, 05/20/2033	8,832	0.0
20,046	4.920%, 05/20/2033	19,980	0.0
22,023	4.920%, 05/20/2033	21,950	0.0
252,226	5.000%, 04/20/2030	254,808	0.0
109,972	5.000%, 07/15/2033	109,920	0.0
23,462	5.000%, 03/15/2034	23,517	0.0
27,063	5.000%, 01/15/2035	27,429	0.0
6,318	5.000%, 03/15/2035	6,421	0.0
32,953	5.000%, 03/15/2035	32,696	0.0
14,729	5.000%, 04/15/2035	14,778	0.0
104,972	5.000%, 04/15/2035	107,133	0.0
9,543	5.000%, 05/15/2035	9,780	0.0
26,428	5.000%, 05/20/2035	26,986	0.0
152,544	5.000%, 11/20/2035	156,002	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
75,971	5.000%, 04/20/2036	$77,508	0.0
12,173	5.000%, 08/20/2038	12,294	0.0
144,223	5.000%, 10/20/2038	144,587	0.0
25,643	5.000%, 11/20/2038	25,707	0.0
96,882	5.000%, 01/20/2039	97,823	0.0
30,369	5.000%, 02/15/2039	31,149	0.0
90,821	5.000%, 03/15/2039	93,701	0.0
337,349	5.000%, 11/15/2039	343,008	0.0
394,608	5.000%, 11/15/2039	401,028	0.1
37,267	5.000%, 04/15/2040	38,037	0.0
533,333	5.000%, 09/15/2040	539,985	0.1
341,577	5.000%, 07/20/2041	349,978	0.0
111,275,000 (3)	5.000%, 11/20/2055	110,554,542	10.0
8,277	5.250%, 06/15/2028	8,339	0.0
23,973	5.250%, 06/15/2029	24,198	0.0
634,938	5.250%, 01/20/2036	647,692	0.1
94,615	5.290%, 07/20/2037	99,093	0.0
62,005	5.290%, 08/20/2037	64,788	0.0
82,122	5.290%, 09/20/2037	85,863	0.0
102,048	5.290%, 09/20/2037	106,884	0.0
95,196	5.290%, 01/20/2038	99,709	0.0
15,580	5.350%, 04/20/2029	15,549	0.0
13,557	5.350%, 06/20/2029	13,529	0.0
53,747	5.350%, 07/20/2033	54,383	0.0
56,519	5.390%, 08/20/2038	56,420	0.0
57,454	5.390%, 09/15/2038	59,969	0.0
19,280	5.490%, 08/20/2033	19,251	0.0
32,181	5.490%, 09/20/2033	32,146	0.0
34,426	5.490%, 09/20/2033	34,393	0.0
88,515	5.490%, 09/20/2033	90,117	0.0
116,308	5.490%, 10/20/2033	116,993	0.0
200,246	5.490%, 10/20/2033	204,691	0.0
102,956	5.490%, 11/20/2033	103,507	0.0
168,809	5.490%, 11/20/2033	170,622	0.0
90,954	5.490%, 12/20/2033	91,472	0.0
125,139	5.490%, 12/20/2033	126,291	0.0
167,380	5.490%, 12/20/2033	169,100	0.0
34,849	5.490%, 01/20/2034	35,735	0.0
29,669	5.490%, 03/20/2034	30,423	0.0
61,696	5.490%, 03/20/2034	61,807	0.0
30,019	5.490%, 06/20/2034	30,782	0.0
21	5.500%, 04/20/2029	21	0.0
62,917	5.500%, 09/15/2029	63,956	0.0
42,814	5.500%, 10/15/2029	43,400	0.0
14,215	5.500%, 12/20/2032	14,637	0.0
44,754	5.500%, 08/20/2033	45,886	0.0
40,747	5.500%, 11/20/2033	40,865	0.0
13,207	5.500%, 12/20/2033	13,550	0.0
48,165	5.500%, 03/20/2034	48,336	0.0
68,229	5.500%, 04/20/2034	68,503	0.0
78,565	5.500%, 04/20/2034	81,098	0.0
13,253	5.500%, 06/20/2034	13,241	0.0
72,355	5.500%, 06/20/2034	73,092	0.0
55,215	5.500%, 07/20/2034	56,934	0.0
81,296	5.500%, 01/20/2035	81,642	0.0
55,294	5.500%, 05/15/2035	57,285	0.0
91,612	5.500%, 07/15/2035	91,978	0.0
63,931	5.500%, 08/15/2035	66,229	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
65,387	5.500%, 09/20/2035	$66,759	0.0
120,890	5.500%, 04/15/2036	127,118	0.0
19,928	5.500%, 06/20/2036	20,612	0.0
1,717	5.500%, 06/20/2038	1,720	0.0
10,044	5.500%, 08/20/2038	10,081	0.0
6,525	5.500%, 09/20/2038	6,530	0.0
1,288	5.500%, 10/20/2038	1,283	0.0
13,147	5.500%, 11/20/2038	13,176	0.0
649	5.500%, 12/20/2038	649	0.0
41,232	5.500%, 01/15/2039	42,720	0.0
4,980	5.500%, 01/20/2039	4,984	0.0
19,752	5.500%, 06/15/2039	20,769	0.0
69,594	5.500%, 06/20/2039	69,298	0.0
15,488	5.500%, 10/20/2039	16,021	0.0
144,763	5.500%, 09/15/2040	150,150	0.0
1,185,663	5.500%, 05/20/2054	1,209,786	0.1
1,847,796	5.500%, 05/20/2054	1,878,878	0.2
2,018,021	5.500%, 05/20/2054	2,055,520	0.2
94,500,000 (3)	5.500%, 10/20/2055	95,218,061	8.6
29,443	5.580%, 12/20/2033	30,473	0.0
50,628	5.580%, 01/20/2034	51,757	0.0
37,256	5.580%, 02/20/2034	38,473	0.0
30,314	5.580%, 03/20/2034	31,304	0.0
36,121	5.580%, 04/20/2034	37,402	0.0
46,737	5.580%, 04/20/2034	48,221	0.0
97,648	5.580%, 04/20/2034	100,839	0.0
26,880	5.580%, 06/20/2034	27,897	0.0
42,825	5.580%, 09/20/2034	44,344	0.0
81,597	5.590%, 06/20/2033	82,207	0.0
9,745	5.590%, 07/20/2033	9,799	0.0
23,012	5.590%, 07/20/2033	22,988	0.0
69,360	5.590%, 07/20/2033	69,577	0.0
106,747	5.590%, 07/20/2033	107,773	0.0
59,308	5.590%, 08/20/2033	59,475	0.0
15,395	5.590%, 09/20/2033	15,650	0.0
31,012	5.590%, 09/20/2033	30,989	0.0
117,765	5.590%, 09/20/2033	119,105	0.0
20,033	5.590%, 11/20/2033	20,011	0.0
35,373	5.590%, 11/20/2033	35,357	0.0
57,127	5.590%, 12/20/2033	58,008	0.0
66,915	5.740%, 09/20/2037	69,314	0.0
206,667	5.740%, 09/20/2037	213,623	0.0
69,836	5.740%, 04/20/2038	72,336	0.0
136,779	5.750%, 07/15/2029	138,911	0.0
63,446	5.750%, 08/15/2029	64,079	0.0
16,496	5.750%, 11/15/2029	16,747	0.0
126,904	5.750%, 11/15/2029	128,880	0.0
28,953	5.770%, 03/20/2033	29,371	0.0
101,744	5.770%, 03/20/2033	102,885	0.0
25,048	5.770%, 04/20/2033	25,412	0.0
52,721	5.770%, 04/20/2033	53,700	0.0
59,135	5.770%, 05/20/2033	59,415	0.0
66,135	5.770%, 05/20/2033	66,465	0.0
11,368	5.770%, 07/20/2033	11,399	0.0
29,018	5.770%, 07/20/2033	29,537	0.0
13,901	5.900%, 05/20/2028	14,095	0.0
819,357	5.970%, 11/15/2031	818,119	0.1
376	6.000%, 04/15/2026	375	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
43,550	6.000%, 05/15/2029	$44,053	0.0
12,958	6.000%, 07/15/2029	13,212	0.0
27,778	6.000%, 10/20/2034	29,117	0.0
71,767	6.000%, 03/15/2037	75,654	0.0
47,293	6.000%, 08/20/2038	47,840	0.0
7,339	6.000%, 09/20/2038	7,485	0.0
11,379	6.000%, 10/20/2038	11,706	0.0
59,576	6.000%, 11/15/2038	61,578	0.0
64,089	6.000%, 12/15/2038	66,244	0.0
35,494	6.000%, 08/15/2039	36,370	0.0
61,997	6.000%, 08/15/2039	63,909	0.0
73,593,000 (3)	6.000%, 10/20/2055	74,856,579	6.8
6,680	6.500%, 07/20/2029	6,872	0.0
29,096	6.500%, 07/20/2032	29,705	0.0
26,131	6.500%, 02/15/2034	26,094	0.0
139	6.500%, 09/20/2034	140	0.0
921	7.500%, 08/20/2027	931	0.0
		680,384,260	61.3
	Uniform Mortgage-Backed Securities: 2.6%
2,391,278	2.000%, 12/01/2051	1,940,217	0.2
2,273,470	2.500%, 12/01/2051	1,929,054	0.2
1,348,910	2.500%, 02/01/2052	1,159,301	0.1
2,023,795	3.000%, 11/01/2051	1,789,559	0.2
1,303,888	3.000%, 01/01/2052	1,156,702	0.1
1,267,472	3.500%, 02/01/2052	1,166,259	0.1
4,109,353	3.500%, 03/01/2052	3,810,557	0.4
4,063,796	4.000%, 05/01/2042	3,954,602	0.4
253,431	4.000%, 05/01/2045	244,135	0.0
295,773	4.000%, 08/01/2046	284,526	0.0
255,300	4.250%, 08/01/2035	255,400	0.0
3,691,148	4.500%, 07/01/2052	3,599,651	0.3
5,083,000 (3)	4.500%, 10/01/2055	4,930,979	0.5
39,713	4.750%, 11/01/2034	40,342	0.0
176,927	4.750%, 11/01/2034	176,240	0.0
127,742	4.750%, 02/01/2035	129,736	0.0
235,342	4.750%, 04/01/2035	239,163	0.0
315,599	4.750%, 05/01/2035	320,757	0.1
57,160	4.750%, 07/01/2035	57,549	0.0
299,310	4.750%, 07/01/2035	304,171	0.0
5,859	5.030%, 05/01/2037	5,889	0.0
80,087	5.030%, 09/01/2037	82,214	0.0
43,835	5.155%, 01/01/2037	45,144	0.0
23,588	5.250%, 04/01/2032	23,691	0.0
26,023	5.250%, 04/01/2032	26,429	0.0
21,409	5.280%, 11/01/2036	22,125	0.0
36,255	5.280%, 01/01/2037	37,459	0.0
70,550	5.290%, 08/01/2037	73,137	0.0
51,676	5.290%, 09/01/2037	53,570	0.0
55,784	5.290%, 09/01/2037	57,691	0.0
8,305	5.300%, 10/01/2036	8,454	0.0
51,353	5.300%, 12/01/2036	52,491	0.0
39,528	5.300%, 05/01/2037	40,985	0.0
172,908	5.300%, 08/01/2037	177,539	0.0
82,857	5.390%, 12/01/2037	82,941	0.0
133,601	5.405%, 11/01/2036	138,698	0.0
165,342	5.405%, 02/01/2037	171,606	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
45,594	5.740%, 07/01/2037	$47,050	0.0
		28,636,013	2.6

	Total U.S. Government Agency Obligations
	(Cost $762,479,897)	730,281,729	65.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 58.3%
96,680 (4)	Fannie Mae REMIC Trust 2002-W1 3A, 4.093%, 04/25/2042	93,366	0.0
429,734 (4)	Fannie Mae REMIC Trust 2002-W6 3A, 5.280%, 01/25/2042	415,333	0.0
2,839,413	Fannie Mae REMIC Trust 2002-W9 A4, 6.000%, 08/25/2042	2,872,037	0.3
387,238	Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/2033	405,849	0.0
1,288,067	Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/2033	1,306,803	0.1
2,163,916	Fannie Mae REMIC Trust 2003-W15 2A7, 5.550%, 08/25/2043	2,178,114	0.2
2,298,785	Fannie Mae REMIC Trust 2004-28 PZ, 6.000%, 05/25/2034	2,342,441	0.2
58,921 (4)	Fannie Mae REMIC Trust 2004-61 SH, 6.115%, (-1.000*SOFR30A + 23.530%), 11/25/2032	65,575	0.0
58,413	Fannie Mae REMIC Trust 2004-68 LC, 5.000%, 09/25/2029	58,984	0.0
1,367,850	Fannie Mae REMIC Trust 2004-88 ZC, 6.500%, 12/25/2034	1,467,420	0.1
1,333,787 (4)	Fannie Mae REMIC Trust 2004-W11 2A, 4.912%, 03/25/2043	1,273,622	0.1
1,803,922	Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/2034	1,849,078	0.2
51,392 (4)	Fannie Mae REMIC Trust 2005-122 SE, 7.453%, (-1.000*SOFR30A + 22.699%), 11/25/2035	52,390	0.0
3,372,723 (4)	Fannie Mae REMIC Trust 2005-17 B, 6.500%, 03/25/2035	3,529,535	0.3
32,267 (4)(5)	Fannie Mae REMIC Trust 2005-17 ES, 2.279%, (-1.000*SOFR30A + 6.636%), 03/25/2035	280	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,339,903 (4)(5)	Fannie Mae REMIC Trust 2005-17 SA, 2.229%, (-1.000*SOFR30A + 6.586%), 03/25/2035	$118,444	0.0
844,430	Fannie Mae REMIC Trust 2005-43 PZ, 6.000%, 05/25/2035	890,205	0.1
61,454 (4)	Fannie Mae REMIC Trust 2005-59 NQ, 5.699%, (-1.000*SOFR30A + 16.589%), 05/25/2035	62,570	0.0
153,906 (4)	Fannie Mae REMIC Trust 2005-75 GS, 6.838%, (-1.000*SOFR30A + 19.907%), 08/25/2035	164,562	0.0
274,859	Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/2035	280,585	0.0
1,861,549	Fannie Mae REMIC Trust 2005-99 XA, 5.500%, 12/25/2035	1,903,207	0.2
38,470 (4)	Fannie Mae REMIC Trust 2006-115 ES, 8.678%, (-1.000*SOFR30A + 26.102%), 12/25/2036	45,141	0.0
227,802 (4)(5)	Fannie Mae REMIC Trust 2006-36 SP, 2.229%, (-1.000*SOFR30A + 6.586%), 05/25/2036	15,594	0.0
10,272 (6)	Fannie Mae REMIC Trust 2006-44 P, 0.000%, 12/25/2033	8,864	0.0
1,438,841 (4)(5)	Fannie Mae REMIC Trust 2006-79 SH, 1.979%, (-1.000*SOFR30A + 6.336%), 08/25/2036	128,550	0.0
2,554,097 (4)(5)	Fannie Mae REMIC Trust 2006-8 HL, 2.229%, (-1.000*SOFR30A + 6.586%), 03/25/2036	206,814	0.0
580,446 (4)	Fannie Mae REMIC Trust 2007-1 NR, 13.524%, (-1.000*SOFR30A + 46.630%), 02/25/2037	894,810	0.1
350,666	Fannie Mae REMIC Trust 2007-60 ZB, 4.750%, 05/25/2037	351,882	0.0
83,345 (4)	Fannie Mae REMIC Trust 2009-12 LK, 14.030%, 03/25/2039	94,329	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,393,006 (4)(5)	Fannie Mae REMIC Trust 2010-147 LS, 1.979%, (-1.000*SOFR30A + 6.336%), 01/25/2041	$483,263	0.0
610,693 (4)	Fannie Mae REMIC Trust 2010-26 F, 5.241%, (SOFR30A + 0.884%), 11/25/2036	613,475	0.1
629,565 (4)	Fannie Mae REMIC Trust 2010-39 FN, 5.301%, (SOFR30A + 0.944%), 05/25/2040	632,848	0.1
409,285	Fannie Mae REMIC Trust 2010-80 PZ, 5.000%, 07/25/2040	416,399	0.0
746,417	Fannie Mae REMIC Trust 2010-87 PL, 4.000%, 06/25/2040	737,737	0.1
1,094,656 (4)(5)	Fannie Mae REMIC Trust 2010-95 SB, 2.129%, (-1.000*SOFR30A + 6.486%), 09/25/2040	82,019	0.0
849,943	Fannie Mae REMIC Trust 2011-10 ZC, 5.000%, 02/25/2041	867,832	0.1
750,000	Fannie Mae REMIC Trust 2011-105 MB, 4.000%, 10/25/2041	677,386	0.1
941,077	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	960,887	0.1
920,995 (4)	Fannie Mae REMIC Trust 2011-4 CS, 3.959%, (-1.000*SOFR30A + 12.671%), 05/25/2040	949,424	0.1
4,116,712	Fannie Mae REMIC Trust 2011-99 CZ, 4.500%, 10/25/2041	4,103,517	0.4
1,763,222 (4)(5)	Fannie Mae REMIC Trust 2012-128 VS, 1.779%, (-1.000*SOFR30A + 6.136%), 06/25/2042	85,203	0.0
470,644 (5)	Fannie Mae REMIC Trust 2012-137 EI, 3.000%, 12/25/2027	8,729	0.0
233,002 (5)	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/2027	1,937	0.0
2,916,762 (5)	Fannie Mae REMIC Trust 2012-148 HI, 3.500%, 05/25/2042	280,668	0.0
2,308,724 (5)	Fannie Mae REMIC Trust 2012-148 IM, 3.000%, 01/25/2028	51,499	0.0
1,246,660	Fannie Mae REMIC Trust 2012-148 KH, 3.000%, 03/25/2042	1,204,693	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,058,122 (5)	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/2042	$119,547	0.0
3,072,936	Fannie Mae REMIC Trust 2012-17 QZ, 4.000%, 03/25/2042	2,998,499	0.3
2,607,506	Fannie Mae REMIC Trust 2012-27 EZ, 4.250%, 03/25/2042	2,533,588	0.2
2,500,000	Fannie Mae REMIC Trust 2012-40 MY, 3.500%, 04/25/2042	2,338,648	0.2
1,700,000	Fannie Mae REMIC Trust 2012-66 KE, 4.000%, 06/25/2042	1,632,294	0.2
584,203 (4)(5)	Fannie Mae REMIC Trust 2012-68 SD, 2.229%, (-1.000*SOFR30A + 6.586%), 06/25/2032	33,901	0.0
3,457,000	Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/2042	2,969,494	0.3
858,813	Fannie Mae REMIC Trust 2013-125 AZ, 4.000%, 11/25/2039	761,832	0.1
300,197 (5)	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/2042	18,356	0.0
897,924 (6)	Fannie Mae REMIC Trust 2013-135 PO, 0.000%, 01/25/2044	658,469	0.1
42,927	Fannie Mae REMIC Trust 2013-18 NA, 2.000%, 12/25/2042	38,561	0.0
1,118,592 (5)	Fannie Mae REMIC Trust 2013-25 BI, 3.000%, 03/25/2033	72,999	0.0
656,012 (5)	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/2033	30,227	0.0
1,059,922	Fannie Mae REMIC Trust 2013-55 VZ, 3.000%, 06/25/2043	972,074	0.1
1,108,434 (5)	Fannie Mae REMIC Trust 2013-62 AI, 3.000%, 06/25/2033	81,762	0.0
1,401,927	Fannie Mae REMIC Trust 2015-22 DY, 3.000%, 04/25/2045	1,098,839	0.1
1,446,917	Fannie Mae REMIC Trust 2015-26 UZ, 3.000%, 05/25/2045	1,213,145	0.1
711,932	Fannie Mae REMIC Trust 2015-68 JW, 3.500%, 09/25/2030	693,069	0.1
2,630,000	Fannie Mae REMIC Trust 2016-103 PB, 3.000%, 01/25/2047	2,348,554	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,437,586 (4)(5)	Fannie Mae REMIC Trust 2016-4 DS, 1.629%, (-1.000*SOFR30A + 5.986%), 02/25/2046	$399,572	0.0
1,990,157 (4)	Fannie Mae REMIC Trust 2016-51 S, 1.449%, (-1.000*SOFR30A + 5.806%), 10/25/2043	1,726,824	0.2
4,333,554	Fannie Mae REMIC Trust 2016-64 LD, 3.500%, 09/25/2046	4,005,932	0.4
5,577,528	Fannie Mae REMIC Trust 2017-22 DZ, 4.000%, 04/25/2047	5,337,786	0.5
443,764	Fannie Mae REMIC Trust 2018-25 AL, 3.500%, 04/25/2048	403,892	0.0
539,682	Fannie Mae REMIC Trust 2018-37 DZ, 4.000%, 06/25/2048	515,882	0.1
2,944,970 (5)	Fannie Mae REMIC Trust 2019-49 IG, 3.000%, 03/25/2033	200,130	0.0
2,842,009	Fannie Mae REMIC Trust 2019-6 GZ, 4.000%, 03/25/2059	2,574,459	0.2
15,549,392 (5)	Fannie Mae REMIC Trust 2020-34 AI, 3.500%, 06/25/2035	1,143,597	0.1
2,123,951 (5)	Fannie Mae REMIC Trust 2020-44 TI, 5.500%, 12/25/2035	295,348	0.0
22,476,320 (5)	Fannie Mae REMIC Trust 2020-89 KI, 4.000%, 12/25/2050	4,265,197	0.4
3,816,287	Fannie Mae REMIC Trust 2023-55 AY, 6.500%, 11/25/2053	4,013,991	0.4
16,831,504 (4)	Fannie Mae REMIC Trust 2025-1 FE, 5.806%, (SOFR30A + 1.450%), 02/25/2055	16,987,758	1.5
7,626,941	Fannie Mae REMIC Trust 2025-4 PZ, 5.500%, 07/25/2054	7,660,575	0.7
806,430 (4)	Fannie Mae Trust 2004-W2 3A, 5.011%, 02/25/2044	816,456	0.1
602,064 (4)	Fannie Mae Trust 2004-W2 4A, 4.870%, 02/25/2044	595,270	0.1
173,746 (4)	Freddie Mac REMIC Trust 2653 SC, 4.565%, (-1.000*SOFR30A + 6.743%), 07/15/2033	174,328	0.0
391,106	Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/2034	408,144	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
82,531 (6)	Freddie Mac REMIC Trust 2974 KO, 0.000%, 05/15/2035	$68,356	0.0
15,323 (4)	Freddie Mac REMIC Trust 3012 ST, 5.808%, (-1.000*SOFR30A + 21.548%), 04/15/2035	15,638	0.0
107,387 (4)	Freddie Mac REMIC Trust 3065 DC, 6.400%, (-1.000*SOFR30A + 19.517%), 03/15/2035	116,349	0.0
187,739	Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/2036	194,210	0.0
1,862,383 (4)(5)	Freddie Mac REMIC Trust 3181 TA, 0.500%, (-1.000*SOFR30A + 5.544%), 07/15/2036	28,327	0.0
4,479,151	Freddie Mac REMIC Trust 3196 ZK, 6.500%, 04/15/2032	4,668,900	0.4
80,912 (5)	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/2035	8,495	0.0
915,564	Freddie Mac REMIC Trust 3658 CZ, 5.000%, 04/15/2040	935,503	0.1
2,903,542	Freddie Mac REMIC Trust 3770 GA, 4.500%, 10/15/2040	2,926,650	0.3
154,189 (4)	Freddie Mac REMIC Trust 3864 NT, 5.500%, (-1.000*SOFR30A + 59.451%), 03/15/2039	154,901	0.0
814,479	Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/2041	789,180	0.1
3,136,611 (4)(5)	Freddie Mac REMIC Trust 3960 SG, 1.513%, (-1.000*SOFR30A + 5.886%), 11/15/2041	297,618	0.0
1,648,362	Freddie Mac REMIC Trust 4040 UZ, 5.000%, 05/15/2042	1,628,162	0.2
5,075,000	Freddie Mac REMIC Trust 4059 DY, 3.500%, 06/15/2042	4,867,444	0.4
976,495	Freddie Mac REMIC Trust 4097 ZA, 3.500%, 08/15/2042	926,864	0.1
3,890,061	Freddie Mac REMIC Trust 4136 ZG, 3.000%, 11/15/2042	3,590,977	0.3
8,921,331	Freddie Mac REMIC Trust 4159 LZ, 3.500%, 01/15/2043	8,459,604	0.8
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,882,489 (5)	Freddie Mac REMIC Trust 4176 IA, 2.500%, 03/15/2028	$38,424	0.0
1,871,677 (4)	Freddie Mac REMIC Trust 4249 CS, 1.298%, (-1.000*SOFR30A + 4.564%), 09/15/2043	1,434,272	0.1
2,333,235 (4)	Freddie Mac REMIC Trust 4274 US, 1.363%, (-1.000*SOFR30A + 5.736%), 10/15/2035	2,134,637	0.2
9,840,575	Freddie Mac REMIC Trust 4367 MZ, 4.000%, 07/15/2044	9,532,187	0.9
2,363,674	Freddie Mac REMIC Trust 4372 Z, 3.000%, 08/15/2044	2,169,934	0.2
4,797,532 (4)(5)	Freddie Mac REMIC Trust 4438 AS, 1.713%, (-1.000*SOFR30A + 6.086%), 02/15/2045	436,008	0.0
4,705,119	Freddie Mac REMIC Trust 4480 ZX, 4.000%, 11/15/2044	4,604,626	0.4
3,339,812	Freddie Mac REMIC Trust 4631 CZ, 3.500%, 11/15/2046	3,131,034	0.3
1,937,447	Freddie Mac REMIC Trust 4818 GZ, 4.000%, 08/15/2048	1,849,971	0.2
2,213,868	Freddie Mac REMIC Trust 4941 CZ, 3.000%, 11/25/2049	1,974,452	0.2
2,597,868	Freddie Mac REMIC Trust 5000 DC, 2.500%, 03/25/2040	2,294,193	0.2
18,341,668 (5)	Freddie Mac REMIC Trust 5013 QI, 3.500%, 09/25/2050	3,437,206	0.3
8,800,000	Freddie Mac REMIC Trust 5361 BY, 7.000%, 12/25/2053	9,614,623	0.9
4,643,779	Freddie Mac REMIC Trust 5369 B, 6.000%, 01/25/2054	4,814,622	0.4
1,184,122 (4)	Freddie Mac Securities REMIC Trust 2005-S001 2A2, 4.587%, (TSFR1M + 0.264%), 09/25/2045	1,161,103	0.1
653,172 (4)	Freddie Mac Structured Pass-Through Certificates T-48 2A, 4.451%, 07/25/2033	624,060	0.1
337,735 (4)	Freddie Mac Structured Pass-Through Certificates T-54 4A, 4.257%, 02/25/2043	326,899	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,320,068	Freddie Mac Whole Loan Securities Trust 2017-SC02 1A2, 3.000%, 05/25/2047	$5,435,432	0.5
42,457	Ginnie Mae 2004-16 AE, 5.500%, 02/20/2034	42,896	0.0
290,324	Ginnie Mae 2004-28 CZ, 5.500%, 04/20/2034	294,979	0.0
143,338 (6)	Ginnie Mae 2004-37 OA, 0.000%, 04/17/2034	124,753	0.0
415,335	Ginnie Mae 2004-65 ZG, 5.500%, 07/20/2034	422,513	0.0
1,017,017	Ginnie Mae 2004-81 Z, 5.000%, 10/20/2034	1,013,975	0.1
436,120 (4)(5)	Ginnie Mae 2004-98 SA, 2.450%, (-1.000*TSFR1M + 6.586%), 11/20/2034	38,578	0.0
362,437	Ginnie Mae 2005-21 Z, 5.000%, 03/20/2035	364,388	0.0
42,207 (4)(5)	Ginnie Mae 2005-25 SI, 6.000%, (-1.000*TSFR1M + 42.513%), 01/20/2034	5,198	0.0
199,094 (4)(5)	Ginnie Mae 2005-7 AH, 2.509%, (-1.000*TSFR1M + 6.656%), 02/16/2035	15,065	0.0
586,025	Ginnie Mae 2005-80 Z, 5.000%, 10/20/2035	588,612	0.1
12,049 (4)	Ginnie Mae 2005-91 UP, 5.777%, (-1.000*TSFR1M + 14.071%), 09/16/2031	12,184	0.0
1,312,859	Ginnie Mae 2006-17 TW, 6.000%, 04/20/2036	1,323,536	0.1
33,502 (4)	Ginnie Mae 2006-61 FA, 4.500%, (TSFR1M + 0.364%), 11/20/2036	33,503	0.0
898,111	Ginnie Mae 2006-7 ZA, 5.500%, 02/20/2036	915,365	0.1
600,911 (5)	Ginnie Mae 2007-17 CI, 7.500%, 04/16/2037	81,494	0.0
718,238 (6)	Ginnie Mae 2007-41 OL, 0.000%, 07/20/2037	598,593	0.1
40,437	Ginnie Mae 2007-45 PE, 5.500%, 07/16/2037	41,022	0.0
158,829 (4)	Ginnie Mae 2007-48 SY, 7.466%, (-1.000*TSFR1M + 19.907%), 08/16/2037	161,261	0.0
27,321 (4)	Ginnie Mae 2007-53 SW, 7.455%, (-1.000*TSFR1M + 19.862%), 09/20/2037	30,100	0.0
459,657	Ginnie Mae 2007-60 YZ, 5.500%, 10/20/2037	458,569	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
260,865 (4)(5)	Ginnie Mae 2008-3 SA, 2.300%, (-1.000*TSFR1M + 6.436%), 01/20/2038	$26,755	0.0
343,378 (4)(5)	Ginnie Mae 2008-40 PS, 2.239%, (-1.000*TSFR1M + 6.386%), 05/16/2038	21,348	0.0
591,371 (4)(5)	Ginnie Mae 2008-51 GS, 1.969%, (-1.000*TSFR1M + 6.116%), 06/16/2038	54,066	0.0
1,105,429 (4)(5)	Ginnie Mae 2008-82 SA, 1.750%, (-1.000*TSFR1M + 5.886%), 09/20/2038	91,486	0.0
126,948 (4)(5)	Ginnie Mae 2009-110 SA, 2.089%, (-1.000*TSFR1M + 6.236%), 04/16/2039	429	0.0
7,224,702	Ginnie Mae 2009-110 ZA, 5.500%, 11/16/2039	7,372,386	0.7
1,018,184	Ginnie Mae 2009-110 ZC, 4.500%, 11/16/2039	1,005,222	0.1
1,560,345	Ginnie Mae 2009-118 XZ, 5.000%, 12/20/2039	1,602,194	0.1
725,686	Ginnie Mae 2009-121 ZQ, 5.500%, 09/20/2039	749,020	0.1
633,014	Ginnie Mae 2009-31 BP, 5.000%, 05/20/2039	641,622	0.1
947,023	Ginnie Mae 2009-31 ZL, 4.500%, 05/20/2039	954,513	0.1
1,004,694	Ginnie Mae 2009-32 QZ, 5.500%, 05/16/2039	1,024,980	0.1
825,974	Ginnie Mae 2009-32 YZ, 7.000%, 05/16/2039	850,201	0.1
978,116	Ginnie Mae 2009-34 Z, 4.500%, 05/16/2039	983,759	0.1
1,212,022	Ginnie Mae 2009-53 ZB, 6.000%, 07/16/2039	1,266,136	0.1
241,433	Ginnie Mae 2009-54 HZ, 5.000%, 07/20/2039	247,848	0.0
118,499 (4)(5)	Ginnie Mae 2009-55 BI, 1.000%, (-1.000*TSFR1M + 159.638%), 06/16/2037	3,783	0.0
1,690,195	Ginnie Mae 2009-61 EZ, 7.500%, 08/20/2039	1,783,593	0.2
8,617,658	Ginnie Mae 2009-61 PZ, 7.500%, 08/20/2039	9,162,634	0.8
10,472,958	Ginnie Mae 2009-61 ZQ, 6.000%, 08/16/2039	10,838,335	1.0
403,233 (4)(5)	Ginnie Mae 2009-66 QS, 1.850%, (-1.000*TSFR1M + 5.986%), 07/20/2039	15,665	0.0
3,479,640	Ginnie Mae 2009-68 ZC, 5.500%, 08/16/2039	3,594,107	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
345,423 (4)(5)	Ginnie Mae 2009-77 SA, 1.889%, (-1.000*TSFR1M + 6.036%), 09/16/2039	$28,332	0.0
2,722,011	Ginnie Mae 2009-77 ZB, 5.500%, 09/16/2039	2,833,766	0.3
1,409,815	Ginnie Mae 2009-79 PZ, 6.000%, 09/20/2039	1,443,138	0.1
766,426	Ginnie Mae 2009-87 PZ, 5.500%, 10/20/2039	799,236	0.1
2,799,894	Ginnie Mae 2009-87 WZ, 6.000%, 10/20/2039	2,900,627	0.3
776,854	Ginnie Mae 2009-92 DZ, 4.500%, 10/16/2039	767,970	0.1
1,880,732	Ginnie Mae 2009-98 MZ, 5.000%, 10/16/2039	1,916,942	0.2
162,386 (4)	Ginnie Mae 2009-H01 FA, 5.400%, (TSFR1M + 1.264%), 11/20/2059	163,728	0.0
361,452 (5)	Ginnie Mae 2010-106 IP, 5.000%, 03/20/2040	15,298	0.0
5,155,337	Ginnie Mae 2010-113 BE, 4.500%, 09/20/2040	5,178,045	0.5
461,394 (4)(5)	Ginnie Mae 2010-116 NS, 2.389%, (-1.000*TSFR1M + 6.536%), 09/16/2040	35,325	0.0
1,905,864	Ginnie Mae 2010-116 PB, 5.000%, 06/16/2040	1,959,279	0.2
4,359,678	Ginnie Mae 2010-117 ZQ, 4.500%, 09/20/2040	4,297,438	0.4
918,000	Ginnie Mae 2010-121 TB, 4.000%, 09/20/2040	879,560	0.1
1,776,367	Ginnie Mae 2010-125 BZ, 4.500%, 09/16/2040	1,774,389	0.2
482,442 (4)(5)	Ginnie Mae 2010-158 SA, 1.800%, (-1.000*TSFR1M + 5.936%), 12/20/2040	51,218	0.0
654,277	Ginnie Mae 2010-162 ZE, 4.000%, 12/16/2040	636,247	0.1
5,314,595 (4)(5)	Ginnie Mae 2010-166 GS, 1.750%, (-1.000*TSFR1M + 5.886%), 12/20/2040	536,678	0.1
413,728	Ginnie Mae 2010-169 AW, 4.500%, 12/20/2040	415,033	0.0
678,639	Ginnie Mae 2010-31 BP, 5.000%, 03/20/2040	689,614	0.1
332,825 (5)	Ginnie Mae 2010-4 WI, 6.000%, 01/16/2040	41,704	0.0
3,743,868	Ginnie Mae 2010-42 VZ, 5.500%, 10/20/2039	3,939,092	0.4
533,358	Ginnie Mae 2010-59 ZA, 4.500%, 05/20/2040	535,160	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
176,062 (4)	Ginnie Mae 2010-H11 FA, 5.429%, (TSFR1M + 1.114%), 06/20/2060	$177,227	0.0
828,000 (4)	Ginnie Mae 2010-H20 AF, 4.796%, (TSFR1M + 0.444%), 10/20/2060	826,577	0.1
23,303 (4)	Ginnie Mae 2010-H26 LF, 4.816%, (TSFR1M + 0.464%), 08/20/2058	23,295	0.0
67,575 (5)	Ginnie Mae 2011-123 QI, 5.000%, 05/20/2041	3,517	0.0
317,925 (4)	Ginnie Mae 2011-128 TF, 4.711%, (TSFR1M + 0.564%), 05/16/2041	315,206	0.0
1,146,174 (4)(5)	Ginnie Mae 2011-141 PS, 2.439%, (-1.000*TSFR1M + 6.586%), 06/16/2041	65,814	0.0
1,184,924 (5)	Ginnie Mae 2011-146 EI, 5.000%, 11/16/2041	203,803	0.0
945,000	Ginnie Mae 2011-151 PY, 3.000%, 11/20/2041	829,555	0.1
12,227	Ginnie Mae 2011-169 BC, 7.000%, 05/16/2032	12,406	0.0
84,153 (4)	Ginnie Mae 2011-169 BG, 5.450%, 04/16/2039	84,802	0.0
3,736,465	Ginnie Mae 2011-25 Z, 4.000%, 02/20/2041	3,671,713	0.3
1,011,315	Ginnie Mae 2011-59 QC, 4.000%, 12/20/2040	1,000,005	0.1
1,519,700	Ginnie Mae 2011-89 Z, 3.500%, 06/20/2041	1,440,690	0.1
259,860 (4)	Ginnie Mae 2011-H01 AF, 4.916%, (TSFR1M + 0.564%), 11/20/2060	259,795	0.0
591,523 (4)	Ginnie Mae 2011-H03 FA, 4.966%, (TSFR1M + 0.614%), 01/20/2061	591,817	0.1
115,180 (4)	Ginnie Mae 2011-H07 FA, 4.966%, (TSFR1M + 0.614%), 02/20/2061	115,237	0.0
76,077 (4)	Ginnie Mae 2011-H08 FD, 4.966%, (TSFR1M + 0.614%), 02/20/2061	76,113	0.0
351,407 (4)	Ginnie Mae 2011-H09 AF, 4.966%, (TSFR1M + 0.614%), 03/20/2061	351,564	0.0
581,559 (4)	Ginnie Mae 2011-H19 FA, 4.936%, (TSFR1M + 0.584%), 08/20/2061	581,617	0.1
211,464 (4)	Ginnie Mae 2011-H21 FT, 4.750%, (H15T1Y + 0.700%), 10/20/2061	211,650	0.0
281,496 (5)	Ginnie Mae 2012-103 IC, 3.500%, 08/16/2040	5,211	0.0
166,436 (5)	Ginnie Mae 2012-124 MI, 4.000%, 03/20/2042	14,136	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,673,862 (5)	Ginnie Mae 2012-136 BI, 3.500%, 11/20/2042	$1,540,066	0.1
106,216 (4)(5)	Ginnie Mae 2012-34 MS, 2.439%, (-1.000*TSFR1M + 6.586%), 04/16/2041	3,923	0.0
1,796,724 (4)(5)	Ginnie Mae 2012-48 SA, 2.389%, (-1.000*TSFR1M + 6.536%), 04/16/2042	214,213	0.0
2,389,264 (4)(5)	Ginnie Mae 2012-60 SG, 1.839%, (-1.000*TSFR1M + 5.986%), 05/16/2042	220,043	0.0
456,658 (4)(5)	Ginnie Mae 2012-93 NS, 1.850%, (-1.000*TSFR1M + 5.986%), 07/20/2042	39,138	0.0
455,868 (5)	Ginnie Mae 2012-98 EI, 4.000%, 04/20/2041	36,454	0.0
723,195 (4)	Ginnie Mae 2012-H06 FS, 5.166%, (TSFR1M + 0.814%), 03/20/2062	725,942	0.1
83,350 (4)	Ginnie Mae 2012-H11 FA, 5.166%, (TSFR1M + 0.814%), 02/20/2062	83,723	0.0
85,426 (4)	Ginnie Mae 2012-H11 GA, 5.046%, (TSFR1M + 0.694%), 05/20/2062	85,546	0.0
319,387 (4)	Ginnie Mae 2012-H11 VA, 5.116%, (TSFR1M + 0.764%), 05/20/2062	320,658	0.0
361,606 (4)	Ginnie Mae 2012-H12 FA, 5.016%, (TSFR1M + 0.664%), 04/20/2062	362,055	0.0
92,878 (4)	Ginnie Mae 2012-H14 FK, 5.046%, (TSFR1M + 0.694%), 07/20/2062	92,960	0.0
74,508 (4)	Ginnie Mae 2012-H29 FA, 4.981%, (TSFR1M + 0.629%), 10/20/2062	74,557	0.0
417,350 (4)	Ginnie Mae 2012-H30 GA, 4.816%, (TSFR1M + 0.464%), 12/20/2062	416,933	0.0
911,024	Ginnie Mae 2013-119 TZ, 3.000%, 08/20/2043	825,617	0.1
7,000,000	Ginnie Mae 2013-147 BE, 4.000%, 12/20/2039	6,686,625	0.6
1,614,758	Ginnie Mae 2013-167 Z, 3.000%, 10/16/2043	1,516,970	0.1
1,900,000 (5)	Ginnie Mae 2013-186 UI, 2.500%, 11/20/2043	239,097	0.0
362,228 (5)	Ginnie Mae 2013-186 VI, 4.000%, 12/20/2042	48,349	0.0
2,487,341	Ginnie Mae 2013-186 ZE, 2.500%, 12/16/2043	2,202,144	0.2
1,485,039 (5)	Ginnie Mae 2013-20 LI, 4.500%, 12/16/2042	139,324	0.0
1,284,885 (5)	Ginnie Mae 2013-23 IO, 3.500%, 02/20/2043	204,242	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
489,526 (4)(5)	Ginnie Mae 2013-88 AI, 1.455%, (-1.000*TSFR1M + 5.736%), 06/20/2043	$38,484	0.0
842,743 (4)(5)	Ginnie Mae 2013-99 SK, 1.505%, (-1.000*TSFR1M + 5.786%), 07/20/2043	56,593	0.0
366,300 (4)	Ginnie Mae 2013-H02 FD, 4.806%, (TSFR1M + 0.454%), 12/20/2062	365,630	0.0
48,066 (4)	Ginnie Mae 2013-H07 HA, 4.876%, (TSFR1M + 0.524%), 03/20/2063	48,017	0.0
207,606 (4)	Ginnie Mae 2013-H10 FT, 4.500%, (H15T1Y + 0.450%), 04/20/2063	207,087	0.0
328,946 (4)	Ginnie Mae 2013-H14 FC, 4.936%, (TSFR1M + 0.584%), 06/20/2063	328,959	0.0
118,098 (4)	Ginnie Mae 2013-H14 FD, 4.936%, (TSFR1M + 0.584%), 06/20/2063	118,088	0.0
129,673 (4)	Ginnie Mae 2013-H14 FG, 4.936%, (TSFR1M + 0.584%), 05/20/2063	129,681	0.0
104,190 (4)	Ginnie Mae 2013-H17 FA, 5.016%, (TSFR1M + 0.664%), 07/20/2063	104,328	0.0
28,577 (4)	Ginnie Mae 2013-H18 EA, 4.966%, (TSFR1M + 0.614%), 07/20/2063	28,591	0.0
279,799 (4)	Ginnie Mae 2013-H18 FA, 4.966%, (TSFR1M + 0.614%), 06/20/2063	279,937	0.0
457,856 (4)	Ginnie Mae 2013-H19 DF, 5.116%, (TSFR1M + 0.764%), 05/20/2063	458,174	0.0
323,543 (4)	Ginnie Mae 2013-H20 FB, 5.466%, (TSFR1M + 1.114%), 08/20/2063	326,950	0.0
29,758 (4)	Ginnie Mae 2013-H21 FB, 5.166%, (TSFR1M + 0.814%), 09/20/2063	29,841	0.0
145,796 (4)	Ginnie Mae 2013-H22 FB, 5.166%, (TSFR1M + 0.814%), 08/20/2063	146,301	0.0
276,654 (4)	Ginnie Mae 2013-H22 FT, 4.700%, (H15T1Y + 0.650%), 04/20/2063	276,772	0.0
208,154 (4)	Ginnie Mae 2013-H23 FA, 5.766%, (TSFR1M + 1.414%), 09/20/2063	210,068	0.0
1,396,856 (4)(5)	Ginnie Mae 2014-107 XS, 1.339%, (-1.000*TSFR1M + 5.486%), 07/16/2044	112,260	0.0
2,793,200	Ginnie Mae 2014-115 EM, 4.000%, 08/20/2044	2,667,459	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,941,301	Ginnie Mae 2014-118 ZP, 4.000%, 08/20/2044	$1,856,358	0.2
902,900 (4)(5)	Ginnie Mae 2014-129 WS, 1.505%, (-1.000*TSFR1M + 5.786%), 09/20/2044	65,173	0.0
1,850,316	Ginnie Mae 2014-149 KL, 4.000%, 10/16/2044	1,681,872	0.2
635,305 (4)(5)	Ginnie Mae 2014-161 WS, 1.505%, (-1.000*TSFR1M + 5.786%), 11/20/2044	47,294	0.0
769,050 (5)	Ginnie Mae 2014-183 IM, 5.000%, 06/20/2035	112,055	0.0
961,428 (4)(5)	Ginnie Mae 2014-30 ES, 0.750%, (-1.000*TSFR1M + 4.886%), 03/20/2040	56,272	0.0
666,573 (4)(5)	Ginnie Mae 2014-96 SQ, 1.339%, (-1.000*TSFR1M + 5.486%), 07/16/2044	54,615	0.0
1,458,830 (5)	Ginnie Mae 2014-99 IO, 4.500%, 06/20/2044	301,263	0.0
245,356 (4)	Ginnie Mae 2014-H04 FB, 5.116%, (TSFR1M + 0.764%), 02/20/2064	246,028	0.0
305,450 (4)	Ginnie Mae 2014-H05 FB, 5.066%, (TSFR1M + 0.714%), 12/20/2063	306,084	0.0
208,269 (4)	Ginnie Mae 2014-H06 FA, 5.036%, (TSFR1M + 0.684%), 03/20/2064	208,577	0.0
93,571 (4)	Ginnie Mae 2014-H06 HB, 5.116%, (TSFR1M + 0.764%), 03/20/2064	93,815	0.0
676,908 (4)	Ginnie Mae 2014-H21 FA, 5.116%, (TSFR1M + 0.764%), 10/20/2064	677,487	0.1
7,645,050 (4)	Ginnie Mae 2015-10 Q, 2.429%, 10/20/2044	6,656,345	0.6
130,000	Ginnie Mae 2015-123 GY, 3.000%, 09/20/2045	102,877	0.0
2,364,266 (4)(5)	Ginnie Mae 2015-141 IX, 0.311%, (-1.000*TSFR1M + 2.060%), 06/20/2045	35,685	0.0
15,125,000	Ginnie Mae 2015-143 B, 3.500%, 04/20/2045	14,048,876	1.3
1,525,307 (5)	Ginnie Mae 2015-149 IL, 4.500%, 10/20/2045	328,767	0.0
721,630 (5)	Ginnie Mae 2015-157 PI, 4.000%, 03/20/2044	67,813	0.0
1,925,303	Ginnie Mae 2015-165 ZA, 3.500%, 07/20/2045	1,831,078	0.2
4,759,398	Ginnie Mae 2015-64 ZH, 2.500%, 05/16/2045	4,229,009	0.4
325,779 (4)	Ginnie Mae 2015-H03 FA, 4.966%, (TSFR1M + 0.614%), 12/20/2064	325,945	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
377,155 (4)	Ginnie Mae 2015-H06 FA, 4.946%, (TSFR1M + 0.594%), 02/20/2065	$377,251	0.0
484,650 (4)	Ginnie Mae 2015-H08 FC, 4.946%, (TSFR1M + 0.594%), 03/20/2065	484,773	0.0
523,897 (4)	Ginnie Mae 2015-H10 FH, 5.066%, (TSFR1M + 0.714%), 04/20/2065	523,745	0.1
54,508 (4)	Ginnie Mae 2015-H12 FA, 4.946%, (TSFR1M + 0.594%), 05/20/2065	54,521	0.0
98,649 (4)	Ginnie Mae 2015-H14 FB, 4.896%, (TSFR1M + 0.544%), 05/20/2065	98,618	0.0
340,309 (4)	Ginnie Mae 2015-H18 FB, 5.066%, (TSFR1M + 0.714%), 07/20/2065	340,354	0.0
319,264 (4)	Ginnie Mae 2015-H20 FB, 5.066%, (TSFR1M + 0.714%), 08/20/2065	319,360	0.0
632,649 (4)	Ginnie Mae 2015-H22 FC, 5.066%, (TSFR1M + 0.714%), 09/20/2065	632,829	0.1
88,545 (4)	Ginnie Mae 2015-H26 FC, 5.066%, (TSFR1M + 0.714%), 08/20/2065	88,722	0.0
379,287 (4)	Ginnie Mae 2015-H26 FG, 4.986%, (TSFR1M + 0.634%), 10/20/2065	379,569	0.0
165,876 (4)	Ginnie Mae 2015-H31 FT, 5.116%, (TSFR1M + 0.764%), 11/20/2065	166,256	0.0
8,438,141 (5)	Ginnie Mae 2016-120 IM, 3.500%, 07/20/2046	984,701	0.1
3,976,882 (5)	Ginnie Mae 2016-145 IU, 3.500%, 10/20/2046	710,694	0.1
5,832,567 (4)(5)	Ginnie Mae 2016-20 BS, 1.645%, (-1.000*TSFR1M + 5.986%), 02/20/2046	687,174	0.1
2,072,897 (4)	Ginnie Mae 2016-5 AB, 4.691%, 01/20/2046	2,099,279	0.2
3,544,465	Ginnie Mae 2016-69 B, 3.000%, 05/20/2046	3,173,081	0.3
72,900 (4)	Ginnie Mae 2016-H01 FL, 5.116%, (TSFR1M + 0.764%), 12/20/2065	73,094	0.0
637,240 (4)	Ginnie Mae 2016-H02 FH, 5.466%, (TSFR1M + 1.114%), 01/20/2066	640,401	0.1
120,980 (4)	Ginnie Mae 2016-H03 FB, 5.116%, (TSFR1M + 0.764%), 01/20/2066	121,265	0.0
611,597 (4)	Ginnie Mae 2016-H09 FB, 5.366%, (TSFR1M + 1.014%), 04/20/2066	613,803	0.1
365,007 (4)	Ginnie Mae 2016-H11 FE, 5.316%, (TSFR1M + 0.964%), 04/20/2066	366,141	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
250,980 (4)	Ginnie Mae 2016-H13 FD, 4.500%, (H15T1Y + 0.450%), 05/20/2066	$250,284	0.0
21,577 (4)	Ginnie Mae 2016-H13 FT, 5.046%, (TSFR1M + 0.694%), 05/20/2066	21,613	0.0
55,746 (4)	Ginnie Mae 2016-H20 FG, 5.166%, (TSFR1M + 0.814%), 08/20/2066	55,925	0.0
4,083,621	Ginnie Mae 2017-107 QZ, 3.000%, 08/20/2045	3,453,979	0.3
1,000,000	Ginnie Mae 2017-117 BE, 2.500%, 08/20/2047	841,780	0.1
1,000,000	Ginnie Mae 2017-117 NG, 2.500%, 08/20/2047	821,654	0.1
1,802,774	Ginnie Mae 2017-122 CZ, 3.000%, 08/20/2047	1,431,995	0.1
1,604,809 (5)	Ginnie Mae 2017-123 IO, 5.000%, 08/16/2047	341,601	0.0
2,890,000	Ginnie Mae 2017-162 PL, 3.000%, 10/20/2047	2,275,432	0.2
750,000	Ginnie Mae 2017-163 YA, 2.500%, 11/20/2047	633,247	0.1
10,000,000	Ginnie Mae 2017-180 QB, 2.500%, 12/20/2047	8,707,714	0.8
1,021,967	Ginnie Mae 2017-56 HM, 3.000%, 12/20/2046	948,788	0.1
5,437,609	Ginnie Mae 2017-56 JZ, 3.000%, 04/20/2047	4,661,789	0.4
401,847 (4)	Ginnie Mae 2017-H07 FG, 4.926%, (TSFR1M + 0.574%), 02/20/2067	401,805	0.0
456,258 (4)	Ginnie Mae 2017-H14 FV, 4.966%, (TSFR1M + 0.614%), 06/20/2067	456,474	0.0
503,965 (4)	Ginnie Mae 2017-H17 FG, 4.966%, (TSFR1M + 0.614%), 08/20/2067	504,220	0.0
145,968 (4)	Ginnie Mae 2017-H19 FA, 4.916%, (TSFR1M + 0.564%), 08/20/2067	145,926	0.0
1,121,208	Ginnie Mae 2018-112 AL, 3.500%, 08/20/2048	1,050,276	0.1
383,270	Ginnie Mae 2018-163 DZ, 4.500%, 11/20/2048	352,574	0.0
502,275 (5)	Ginnie Mae 2018-78 IC, 4.000%, 02/20/2047	72,041	0.0
1,000,000	Ginnie Mae 2018-91 JN, 3.000%, 07/20/2048	843,906	0.1
89,727 (4)	Ginnie Mae 2018-H07 FE, 4.816%, (TSFR1M + 0.464%), 02/20/2068	89,558	0.0
10,506,545	Ginnie Mae 2019-1 LZ, 3.500%, 01/20/2049	9,025,054	0.8
1,360,662	Ginnie Mae 2019-1 Z, 4.000%, 01/20/2049	1,285,721	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,399,085 (4)	Ginnie Mae 2019-100 FD, 4.650%, (TSFR1M + 0.514%), 08/20/2049	$2,346,105	0.2
8,859,357	Ginnie Mae 2019- 123 CA, 3.000%, 10/20/2049	8,052,981	0.7
661,726 (5)	Ginnie Mae 2019-29 AI, 5.000%, 07/20/2048	150,845	0.0
10,285,402 (5)	Ginnie Mae YI, 5.000%, 05/20/2049 2019-56	2,495,900	0.2
109,899	Ginnie Mae 2019- 71 EN, 4.000%, 06/20/2049	91,422	0.0
171,041 (4)	Ginnie Mae 2019-H10 FM, 4.866%, (TSFR1M + 0.514%), 05/20/2069	170,884	0.0
521,536 (4)	Ginnie Mae 2019-H19 FB, 4.916%, (TSFR1M + 0.564%), 11/20/2069	521,432	0.1
16,668,927 (5)	Ginnie Mae 2020-47 LI, 3.500%, 04/20/2050	3,251,343	0.3
2,520,264 (4)(5)	Ginnie Mae 2020- 62 KS, 1.900%, (-1.000*TSFR1M + 6.036%), 05/20/2050	317,096	0.0
16,697,645 (5)	Ginnie Mae 2020-63 BI, 3.500%, 05/20/2035	1,721,724	0.2
140,145 (4)	Ginnie Mae 2020-H01 FT, 4.550%, (H15T1Y + 0.500%), 01/20/2070	139,865	0.0
7,076,311 (4)(5)	Ginnie Mae 2021- 58 SB, 2.050%, (-1.000*TSFR1M + 6.186%), 04/20/2051	900,862	0.1
4,930,178 (5)	Ginnie Mae 2021-74 KI, 3.000%, 04/20/2051	765,973	0.1
13,426,800 (4)(5)	Ginnie Mae 2021- 77 SK, 0.286%, (-1.000*TSFR1M + 3.186%), 05/20/2051	187,289	0.0
113,799 (4)	Ginnie Mae 2021-H09 Z, 3.097%, 10/20/2066	105,656	0.0
400,000	Ginnie Mae 2022- 136 PB, 4.000%, 08/20/2052	340,388	0.0
12,221,994	Ginnie Mae 2022- 205 ZG, 5.500%, 12/20/2052	12,256,108	1.1
2,346,452	Ginnie Mae 2022-47 EB, 3.000%, 03/20/2037	2,006,239	0.2
923,648 (4)	Ginnie Mae 2023-111 FC, 5.539%, (SOFR30A + 1.150%), 08/20/2053	927,105	0.1
7,068,644	Ginnie Mae 2023-111 ZL, 6.000%, 08/20/2053	7,238,450	0.7
1,148,178	Ginnie Mae 2023- 112 MZ, 6.000%, 08/20/2053	1,188,348	0.1
12,895,745	Ginnie Mae 2023- 116 QZ, 6.000%, 08/20/2053	13,301,111	1.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
18,513,043	Ginnie Mae 2023-149 EZ, 6.000%, 09/20/2063	$19,199,366	1.7
7,884,938	Ginnie Mae 2023-149 HZ, 6.000%, 10/20/2053	8,287,380	0.8
1,250,802	Ginnie Mae 2023-189 AY, 6.000%, 12/20/2053	1,290,821	0.1
4,975,109 (4)	Ginnie Mae 2024-183 FB, 5.539%, (SOFR30A + 1.150%), 11/20/2054	4,981,016	0.5
8,266,241	Ginnie Mae 2024-20 KZ, 6.000%, 02/20/2054	8,442,386	0.8
6,544,623	Ginnie Mae 2024-20 VZ, 5.500%, 09/20/2053	6,726,720	0.6
6,154,000	Ginnie Mae 2024-61 CY, 6.000%, 04/20/2054	6,272,361	0.6
6,897,664	Ginnie Mae 2025-1 DY, 5.000%, 01/20/2055	6,699,627	0.6
8,985,141 (4)	Ginnie Mae 2025-1 FJ, 5.689%, (SOFR30A + 1.300%), 01/20/2055	9,035,828	0.8
7,881,529 (4)	Ginnie Mae 2025-1 GF, 5.689%, (SOFR30A + 1.300%), 01/20/2055	7,909,537	0.7
19,864,368 (4)	Ginnie Mae 2025-101 LF, 5.639%, (SOFR30A + 1.250%), 06/20/2055	19,968,332	1.8
14,955,572 (4)	Ginnie Mae 2025-120 FG, 5.639%, (SOFR30A + 1.250%), 07/20/2055	15,008,093	1.4
9,989,211 (4)	Ginnie Mae 2025-135 FD, 5.589%, (SOFR30A + 1.200%), 08/20/2055	10,002,940	0.9
4,994,823 (4)	Ginnie Mae 2025-139 BF, 5.589%, (SOFR30A + 1.200%), 08/20/2055	4,998,903	0.5
208,311	Ginnie Mae 2025-25 PZ, 7.000%, 02/20/2055	226,609	0.0
2,896,475 (4)	Ginnie Mae 2025-27 FG, 5.589%, (SOFR30A + 1.200%), 02/20/2055	2,900,201	0.3
10,745,000	Ginnie Mae 2025-6 EB, 5.500%, 01/20/2055	11,040,793	1.0
25,813,192 (4)	Ginnie Mae 2025-9 FE, 5.639%, (SOFR30A + 1.250%), 01/20/2055	25,903,605	2.3
10,016,439 (4)	Ginnie Mae 2025-90 FA, 5.689%, (SOFR30A + 1.300%), 05/20/2055	10,059,537	0.9
1,131,750 (4)	Seasoned Credit Risk Transfer Trust Series 2018-2 HA, 3.000%, 11/25/2057	1,074,028	0.1
3,510,868	Seasoned Credit Risk Transfer Trust Series 2019-1 M55D, 4.000%, 07/25/2058	3,297,626	0.3
1,497,758	Seasoned Credit Risk Transfer Trust Series 2019-3 M55D, 4.000%, 10/25/2058	1,409,073	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,955,000	Seasoned Loans Structured Transaction Series 2019-1 A2, 3.500%, 05/25/2029	$7,733,869	0.7
2,595,719	Seasoned Loans Structured Transaction Trust Series 2019-2 A1C, 2.750%, 09/25/2029	2,481,750	0.2
879,622	Vendee Mortgage Trust 2003-2 Z, 5.000%, 05/15/2033	889,612	0.1
2,038,196	Vendee Mortgage Trust 2011-2 DZ, 3.750%, 10/15/2041	1,923,506	0.2
17,852,218 (4)(5)	Vendee Mortgage Trust 2011-2 IO, 0.373%, 10/15/2041	284,946	0.0
	Total Collateralized Mortgage Obligations
	(Cost $681,549,131)	647,099,660	58.3
COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.6%
8,661,536 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K106 X1, 1.437%, 01/25/2030	424,390	0.1
29,534,823 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K108 X1, 1.810%, 03/25/2030	1,818,221	0.2
18,157,814 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K110 X1, 1.756%, 04/25/2030	1,089,722	0.1
2,945,656 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 1.016%, 09/25/2030	111,683	0.0
16,272,266 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.623%, 05/25/2035	1,729,724	0.2
14,628,557 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.435%, 07/25/2035	1,358,646	0.1
33,682,992 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1519 X1, 0.686%, 12/25/2035	1,450,194	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
23,920,960 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K740 X1, 0.816%, 09/25/2027	$282,380	0.0
31,028,473 (5)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.462%, 12/25/2029	1,236,494	0.1
33,908,865 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates KLU3 X1, 2.071%, 01/25/2031	2,438,537	0.2
197,395 (4)	Ginnie Mae 2004-23 Z, 5.765%, 03/16/2044	196,289	0.0
2,315,605 (4)(5)	Ginnie Mae 2006-67 IO, 0.670%, 11/16/2046	6,690	0.0
39,520 (4)	Ginnie Mae 2007-52 Z, 4.350%, 01/16/2048	39,414	0.0
437,737	Ginnie Mae 2008-39 Z, 4.500%, 02/16/2048	423,704	0.1
211,425 (4)(5)	Ginnie Mae 2008-45 IO, 0.863%, 02/16/2048	2,189	0.0
51,654 (4)(5)	Ginnie Mae 2010-123 IA, 2.050%, 10/16/2052	486	0.0
7,189,289 (4)(5)	Ginnie Mae 2011-47 IO, 0.197%, 01/16/2051	18,715	0.0
323,118 (4)(5)	Ginnie Mae 2017-9 IO, 0.557%, 01/16/2057	9,802	0.0
2,103,400 (4)	Ginnie Mae 2018-114 Z, 3.100%, 04/16/2060	1,585,746	0.2
11,849,897	Ginnie Mae 2018-116 Z, 3.000%, 06/16/2058	9,873,811	0.9
2,115,332	Ginnie Mae 2018-169 Z, 3.000%, 04/16/2061	1,407,039	0.1
2,104,308	Ginnie Mae 2019-17 Z, 3.000%, 12/16/2060	1,322,149	0.1
2,801,531 (4)	Ginnie Mae 2019-19 Z, 3.200%, 11/16/2060	2,218,317	0.2
3,639,592	Ginnie Mae 2019-53 Z, 3.000%, 06/16/2061	2,626,704	0.2
5,393,616	Ginnie Mae 2021-79 Z, 1.750%, 08/16/2063	2,042,933	0.2
2,667,789	Ginnie Mae 2021-80 Z, 1.500%, 12/16/2062	1,087,550	0.1
2,333,712	Ginnie Mae 2021-90 B, 1.750%, 05/16/2061	1,087,947	0.1
2,406,423 (4)(5)	Ginnie Mae 2023-139 IO, 0.613%, 05/16/2065	116,092	0.0
4,016,472 (4)(5)	Ginnie Mae 2023-88 IO, 0.924%, 03/16/2065	279,589	0.0
57,479,050 (4)(5)	Ginnie Mae 2024-82 AI, 0.741%, 10/16/2065	3,710,293	0.3
	Total Commercial Mortgage-Backed Securities
	(Cost $52,341,325)	39,995,450	3.6

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: 0.0%
	Other Asset-Backed Securities: 0.0%
472,874 (4)	Fannie Mae Grantor Trust 2001-T9 A1, 4.382%, (TSFR1M + 0.224%), 09/25/2031	$469,318	0.0
27,874 (4)	Fannie Mae Grantor Trust 2003-T4 2A6, 4.551%, 07/26/2033	27,645	0.0
1,567 (4)	Fannie Mae REMIC Trust 2001-W4 AF6, 5.110%, 01/25/2032	1,566	0.0
2,131 (4)	Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/2033	2,123	0.0
1,592 (4)	Fannie Mae REMIC Trust 2002-W2 AF6, 6.000%, 05/25/2032	1,609	0.0
		502,261	0.0
	Total Asset-Backed Securities
	(Cost $502,022)	502,261	0.0
	Total Long-Term Investments
	(Cost $1,496,872,375)	1,417,879,100	127.7

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 3.0%
	U.S. Treasury Obligations: 3.0%
19,400,000 (2)	United States Treasury Bill, 2.040%, 10/02/2025	19,397,836	1.8
12,700,000 (2)	United States Treasury Bill, 3.910%, 10/21/2025	12,671,503	1.1
1,025,000 (2)	United States Treasury Bill, 3.960%, 10/28/2025	1,021,895	0.1
	Total U.S. Treasury Obligations
	(Cost $33,091,228)	33,091,234	3.0
	Total Short-Term Investments
	(Cost $33,091,228)	33,091,234	3.0
	Total Investments in Securities
	(Cost $1,529,963,603)	$1,450,970,334	130.7
	Liabilities in Excess of Other Assets	(340,695,282)	(30.7)
	Net Assets	$1,110,275,052	100.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2025 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(2)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2025.
(3)	Represents or includes a TBA transaction.
(4)	Variable rate security. Rate shown is the rate in effect as of September 30, 2025.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

Reference Rate Abbreviations:

H15T1Y	U.S. Treasury 1-Year Constant Maturity
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Signifiicant Other	Signifiicant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
U.S. Government Agency Obligations	$—	$730,281,730	$—	$730,281,730
Collateralized Mortgage Obligations	—	647,099,660	—	647,099,660
Commercial Mortgage-Backed Securities	—	39,995,450	—	39,995,450
Asset-Backed Securities	—	502,261	—	502,261
Short-Term Investments	—	33,091,233	—	33,091,233
Total Investments, at fair value	$—	$1,450,970,334	$—	$1,450,970,334
Other Financial Instruments+
Futures	19,303	—	—	19,303
Total Assets	$19,303	$1,450,970,334	$—	$1,450,989,637
Liabilities Table
Other Financial Instruments
Futures	$(541,992)	$—	$—	$(541,992)
Sales Commitments	—	(3,988,909)	—	(3,988,909)
Total Liabilities	$(541,992)	$(3,988,909)	$—	$(4,530,901)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2025, the following futures contracts were outstanding for Voya GNMA Income Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	270	12/31/25	$56,267,578	$(11,015)
			$56,267,578	$(11,015)
Short Contracts:
U.S. Treasury 5-Year Note	(1,395)	12/31/25	(152,327,461)	19,118
U.S. Treasury 10-Year Note	(237)	12/19/25	(26,662,500)	(78,256)
U.S. Treasury Long Bond	(156)	12/19/25	(18,188,625)	(334,271)
U.S. Treasury Ultra 10-Year Note	(123)	12/19/25	(14,154,609)	(118,450)
U.S. Treasury Ultra Long Bond	(14)	12/19/25	(1,680,875)	185
			$(213,014,070)	$(511,674)

The following sales commitments were held by the Voya GNMA Income Fund at September 30, 2025:

		Contractual
Principal Amount	Description	Settlement Date	Fair Value
$(1,067,000)	Uniform Mortgage-Backed Securities, 3.000%, due 10/01/55	10/14/25	$(937,374)
(2,243,000)	Uniform Mortgage-Backed Securities, 3.500%, due 10/01/55	10/14/25	(2,049,554)
(1,063,000)	Uniform Mortgage-Backed Securities, 4.000%, due 10/01/55	10/14/25	(1,001,981)
	Total Sales Commitments
	Proceeds receivable $(4,004,590)		$(3,988,909)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2025 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$19,303
Total Asset Derivatives		$19,303
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$541,992
Total Liability Derivatives		$541,992

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(3,829,973)
Total	$(3,829,973)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$2,535,899
Total	$2,535,899

At September 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,530,060,649.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$7,433,501
Gross Unrealized Depreciation	(87,030,824)
Net Unrealized Depreciation	$(79,597,323)

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 95.1%
	Basic Materials: 4.4%
2,535,000 (1)	Arsenal AIC Parent LLC, 8.000%, 10/01/2030	$2,687,219	1.0
1,920,000 (1)	Capstone Copper Corp., 6.750%, 03/31/2033	1,979,307	0.8
1,220,000	Celanese US Holdings LLC, 6.750%, 04/15/2033	1,215,615	0.5
2,860,000 (1)	Chemours Co., 8.000%, 01/15/2033	2,846,843	1.1
2,500,000 (1)	Cleveland-Cliffs, Inc., 7.625%, 01/15/2034	2,577,650	1.0
		11,306,634	4.4

	Communications: 12.2%
1,475,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,343,269	0.5
2,725,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 09/01/2029	2,764,679	1.1
2,590,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 03/01/2031	2,673,942	1.0
1,955,000 (1)	Directv Financing LLC, 8.875%, 02/01/2030	1,933,439	0.8
3,860,000 (1)	Frontier Communications Holdings LLC, 8.750%, 05/15/2030	4,035,476	1.6
3,935,000 (1)	Gen Digital, Inc., 6.250%, 04/01/2033	4,026,997	1.6
2,030,000 (1)	Gray Media, Inc., 9.625%, 07/15/2032	2,075,701	0.8
1,655,000 (1)	Nexstar Media, Inc., 5.625%, 07/15/2027	1,653,930	0.6
4,030,000 (1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	4,034,151	1.6
3,275,000 (1)	Snap, Inc., 6.875%, 03/01/2033	3,350,992	1.3
3,255,000 (1)	Vmed O2 UK Financing I PLC, 7.750%, 04/15/2032	3,423,895	1.3
		31,316,471	12.2

	Consumer, Cyclical: 16.7%
2,295,000 (1)	1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/2029	2,349,637	0.9
2,605,000 (1)	Adient Global Holdings Ltd., 7.500%, 02/15/2033	2,699,392	1.1
2,735,000 (1)	Advance Auto Parts, Inc., 7.375%, 08/01/2033	2,822,534	1.1
2,520,000 (1)	Amer Sports Co., 6.750%, 02/16/2031	2,630,704	1.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
1,885,000 (1)	American Axle & Manufacturing, Inc., 7.750%, 10/15/2033	$1,900,873	0.8
1,310,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	1,364,630	0.5
4,165,000 (1)	Caesars Entertainment, Inc., 6.000%, 10/15/2032	4,104,961	1.6
2,065,000 (1)	Carnival Corp., 5.750%, 08/01/2032	2,104,086	0.8
2,510,000 (1)	Clarios Global L.P. / Clarios US Finance Co., 6.750%, 09/15/2032	2,567,190	1.0
2,025,000 (1)	Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.750%, 05/31/2032	2,125,851	0.8
2,690,000	Goodyear Tire & Rubber Co., 6.625%, 07/15/2030	2,731,545	1.1
1,955,000 (1)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	2,003,697	0.8
3,210,000 (1)	Light & Wonder International, Inc., 7.500%, 09/01/2031	3,340,769	1.3
3,805,000 (1)	NCL Corp. Ltd., 6.750%, 02/01/2032	3,915,560	1.5
2,725,000 (1)	Newell Brands, Inc., 8.500%, 06/01/2028	2,889,143	1.1
1,395,000 (1)	SeaWorld Parks & Entertainment, Inc., 5.250%, 08/15/2029	1,372,741	0.5
2,020,000 (1)	Tenneco, Inc., 8.000%, 11/17/2028	2,025,142	0.8
		42,948,455	16.7

	Consumer, Non-cyclical: 14.2%
3,195,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	3,307,847	1.3
2,590,000 (1)	Concentra Escrow Issuer Corp., 6.875%, 07/15/2032	2,692,647	1.0
1,995,000 (1)	DaVita, Inc., 6.750%, 07/15/2033	2,058,916	0.8
3,185,000 (1)	EquipmentShare. com, Inc., 8.625%, 05/15/2032	3,442,647	1.3
1,915,000 (1)	Global Medical Response, Inc., 7.375%, 10/01/2032	1,972,326	0.8
3,295,000 (1)	Herc Holdings, Inc., 7.250%, 06/15/2033	3,442,277	1.3
1,890,000 (1)	Insulet Corp., 6.500%, 04/01/2033	1,966,605	0.8
1,990,000 (1)	Medline Borrower L.P., 5.250%, 10/01/2029	1,974,265	0.8

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
2,725,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.875%, 05/15/2034	$2,527,849	1.0
3,290,000 (1)	Performance Food Group, Inc., 6.125%, 09/15/2032	3,374,096	1.3
3,005,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	3,040,486	1.2
3,915,000 (1)	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/2032	4,050,483	1.6
2,600,000 (1)	Williams Scotsman, Inc., 6.625%, 04/15/2030	2,678,598	1.0
		36,529,042	14.2
	Energy: 9.8%
2,555,000 (1)	CITGO Petroleum Corp., 8.375%, 01/15/2029	2,661,523	1.0
1,970,000 (1)	Civitas Resources, Inc., 8.750%, 07/01/2031	2,020,749	0.8
2,420,000 (1)	CNX Resources Corp., 7.375%, 01/15/2031	2,496,794	1.0
2,005,000 (1)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	2,073,862	0.8
1,995,000 (1)	Permian Resources Operating LLC, 6.250%, 02/01/2033	2,033,643	0.8
1,365,000 (1)	SM Energy Co., 7.000%, 08/01/2032	1,367,049	0.5
3,385,000 (1)	Sunoco L.P., 6.250%, 07/01/2033	3,447,850	1.4
2,108,810 (1)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	2,166,384	0.9
1,320,000 (1)	Venture Global LNG, Inc., 7.000%, 01/15/2030	1,366,847	0.5
3,185,000 (1)	Venture Global Plaquemines LNG LLC, 6.750%, 01/15/2036	3,385,025	1.3
2,020,000 (1)	Weatherford International Ltd., 8.625%, 04/30/2030	2,066,371	0.8
		25,086,097	9.8
	Financial: 13.1%
5,240,000 (1)	Iron Mountain, Inc., 6.250%, 01/15/2033	5,348,809	2.1
1,285,000 (1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	1,302,733	0.5
3,135,000 (1)	Nationstar Mortgage Holdings, Inc., 7.125%, 02/01/2032	3,281,461	1.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
3,920,000	Navient Corp., 7.875%, 06/15/2032	$4,129,751	1.6
5,975,000	OneMain Finance Corp., 7.125%, 09/15/2032	6,179,870	2.4
3,875,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	4,033,170	1.6
2,615,000 (1)	PennyMac Financial Services, Inc., 6.875%, 02/15/2033	2,703,549	1.1
605,000 (1)	PennyMac Financial Services, Inc., 7.875%, 12/15/2029	642,505	0.2
2,610,000 (1)	PRA Group, Inc., 8.375%, 02/01/2028	2,671,619	1.0
3,355,000 (1)	Rocket Cos., Inc., 6.375%, 08/01/2033	3,466,936	1.3
		33,760,403	13.1
	Industrial: 18.4%
1,285,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	1,323,729	0.5
2,160,000 (1)	AmeriTex HoldCo Intermediate LLC, 7.625%, 08/15/2033	2,250,144	0.9
2,615,000 (1)	Axon Enterprise, Inc., 6.250%, 03/15/2033	2,698,147	1.0
3,950,000 (1)	Bombardier, Inc., 6.750%, 06/15/2033	4,126,993	1.6
2,440,000 (1)	Builders FirstSource, Inc., 6.375%, 06/15/2032	2,524,353	1.0
3,275,000 (1)	Chart Industries, Inc., 7.500%, 01/01/2030	3,412,501	1.3
3,890,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/2030	4,137,101	1.6
1,990,000 (1)	GFL Environmental, Inc., 6.750%, 01/15/2031	2,084,865	0.8
3,080,000 (1)	Mauser Packaging Solutions Holding Co., 7.875%, 04/15/2027	3,114,043	1.2
2,000,000 (1)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	2,038,452	0.8
3,255,000 (1)	Quikrete Holdings, Inc., 6.750%, 03/01/2033	3,386,661	1.3
1,955,000 (1)	Stonepeak Nile Parent LLC, 7.250%, 03/15/2032	2,060,290	0.8
2,730,000 (1)	TransDigm, Inc., 6.375%, 05/31/2033	2,767,518	1.1
2,670,000 (1)	TransDigm, Inc., 6.750%, 01/31/2034	2,762,580	1.1
2,420,000 (1)	Waste Pro USA, Inc., 7.000%, 02/01/2033	2,512,679	1.0

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
2,630,000 (1)	WESCO Distribution, Inc., 6.375%, 03/15/2033	$2,728,199	1.1
3,140,000 (1)	XPO, Inc., 7.125%, 06/01/2031	3,289,078	1.3
		47,217,333	18.4
	Technology: 5.3%
965,000 (1)	CACI International, Inc., 6.375%, 06/15/2033	996,653	0.4
3,345,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	3,378,852	1.3
965,000 (1)	CoreWeave, Inc., 9.250%, 06/01/2030	997,814	0.4
2,845,000 (1)	McAfee Corp., 7.375%, 02/15/2030	2,642,312	1.0
3,570,000 (1)	Seagate Data Storage Technology Pte Ltd., 8.500%, 07/15/2031	3,788,334	1.5
1,820,000 (1)	UKG, Inc., 6.875%, 02/01/2031	1,879,314	0.7
		13,683,279	5.3
	Utilities: 1.0%
2,560,000 (1)	NRG Energy, Inc., 6.250%, 11/01/2034	2,625,833	1.0
	Total Corporate Bonds/ Notes (Cost $242,041,510)	244,473,547	95.1
	Total Long-Term Investments (Cost $242,041,510)	244,473,547	95.1

			Percentage
			of Net
Shares	RA	Value	Assets
SHORT-TERM INVESTMENTS: 4.3%
	Mutual Funds: 4.3%
11,146,437 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.030% (Cost $11,146,437)	$11,146,437	4.3
	Total Short-Term Investments (Cost $11,146,437)	11,146,437	4.3
	Total Investments in Securities (Cost $253,187,947)	$255,619,984	99.4
	Assets in Excess of Other Liabilities	1,599,288	0.6
	Net Assets	$257,219,272	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Rate shown is the 7-day yield as of September 30, 2025.

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$244,473,547	$—	$244,473,547
Short-Term Investments	11,146,437	—	—	11,146,437
Total Investments, at fair value	$11,146,437	$244,473,547	$—	$255,619,984

^     See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At September 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $253,891,838.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,616,721
Gross Unrealized Depreciation	(888,575)
Net Unrealized Appreciation	$1,728,146

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 26.4%
	Basic Materials: 0.8%
1,748,000 (1)(2)	Anglo American Capital PLC, 5.500%, 05/02/2033	$1,813,317	0.0
4,750,000 (2)	AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030	4,540,596	0.1
3,274,000	BHP Billiton Finance USA Ltd., 5.125%, 02/21/2032	3,394,772	0.0
2,518,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	2,625,542	0.0
1,775,000 (1)	Capstone Copper Corp., 6.750%, 03/31/2033	1,829,828	0.0
3,395,000 (1)	Cleveland-Cliffs, Inc., 7.625%, 01/15/2034	3,500,449	0.0
5,200,000 (1)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	5,460,000	0.1
8,425,000 (1)	Corp Nacional del Cobre de Chile, 6.330%, 01/13/2035	8,997,900	0.1
3,250,000 (1)	Corp Nacional del Cobre de Chile, 6.440%, 01/26/2036	3,525,438	0.1
3,889,000 (1)(2)	Corp Nacional del Cobre de Chile, 6.780%, 01/13/2055	4,176,786	0.1
233,000 (1)(2)	Glencore Funding LLC, 5.893%, 04/04/2054	235,663	0.0
1,500,000 (1)(2)	Inversiones CMPC SA, 6.125%, 02/26/2034	1,561,755	0.0
1,825,000 (1)	NOVA Chemicals Corp., 7.000%, 12/01/2031	1,924,340	0.0
3,175,000 (1)(2)	Novelis Corp., 4.750%, 01/30/2030	3,069,558	0.0
4,078,000 (2)	Nucor Corp., 5.100%, 06/01/2035	4,148,468	0.1
1,605,000 (1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	1,460,300	0.0
277,000	Nutrien Ltd., 5.875%, 12/01/2036	291,294	0.0
6,800,000 (1)	OCP SA, 6.750%, 05/02/2034	7,424,002	0.1
2,745,000 (1)(2)	Olin Corp., 6.625%, 04/01/2033	2,762,590	0.0
3,321,000	Rio Tinto Finance USA PLC, 5.000%, 03/14/2032	3,415,242	0.0
3,247,000	Rio Tinto Finance USA PLC, 5.750%, 03/14/2055	3,344,048	0.0
4,700,000 (1)	Sociedad Quimica y Minera de Chile SA, 5.500%, 09/10/2034	4,774,025	0.1
2,599,000 (2)	Steel Dynamics, Inc., 1.650%, 10/15/2027	2,473,232	0.0
		76,749,145	0.8

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: 2.1%
3,749,000 (2)	Alphabet, Inc., 4.500%, 05/15/2035	$3,753,901	0.1
2,264,000	Alphabet, Inc., 5.250%, 05/15/2055	2,270,620	0.0
1,255,000	Alphabet, Inc., 5.300%, 05/15/2065	1,249,793	0.0
2,352,000 (2)	Amazon.com, Inc., 2.100%, 05/12/2031	2,117,072	0.0
5,080,000	AppLovin Corp., 5.125%, 12/01/2029	5,198,146	0.1
4,192,000	AppLovin Corp., 5.375%, 12/01/2031	4,338,083	0.1
2,095,000 (1)	Arches Buyer, Inc., 4.250%, 06/01/2028	2,054,799	0.0
1,431,000	AT&T, Inc., 3.550%, 09/15/2055	986,905	0.0
2,095,000	AT&T, Inc., 3.650%, 09/15/2059	1,433,523	0.0
944,000	AT&T, Inc., 3.800%, 12/01/2057	673,687	0.0
355,000	AT&T, Inc., 4.500%, 05/15/2035	343,144	0.0
2,780,000 (2)	AT&T, Inc., 4.550%, 11/01/2032	2,768,496	0.0
5,545,000 (2)	AT&T, Inc., 4.900%, 11/01/2035	5,503,875	0.1
1,903,000	AT&T, Inc., 4.900%, 08/15/2037	1,856,738	0.0
2,774,000 (2)	AT&T, Inc., 6.050%, 08/15/2056	2,877,348	0.0
5,185,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	4,721,934	0.1
1,389,000 (2)	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	1,253,541	0.0
4,168,000 (2)	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	2,824,941	0.0
902,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	625,460	0.0
1,674,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	1,326,718	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
2,458,000 (2)	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.250%, 04/01/2053	$2,055,262	0.0
4,569,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	4,795,532	0.1
2,424,000 (2)	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	2,584,186	0.0
3,233,000 (2)	Cisco Systems, Inc., 4.950%, 02/26/2031	3,347,438	0.1
4,678,000 (2)	Cisco Systems, Inc., 4.950%, 02/24/2032	4,839,302	0.1
1,101,000 (2)	Cisco Systems, Inc., 5.100%, 02/24/2035	1,139,227	0.0
3,435,000	Cisco Systems, Inc., 5.300%, 02/26/2054	3,393,134	0.1
3,920,000	Cisco Systems, Inc., 5.500%, 02/24/2055	3,992,073	0.1
1,668,000 (2)	Comcast Corp., 1.500%, 02/15/2031	1,442,624	0.0
1,554,000 (2)	Comcast Corp., 1.950%, 01/15/2031	1,380,694	0.0
3,517,000	Comcast Corp., 2.650%, 02/01/2030	3,298,718	0.0
1,562,000 (2)	Comcast Corp., 3.200%, 07/15/2036	1,332,884	0.0
1,652,000	Comcast Corp., 3.900%, 03/01/2038	1,455,081	0.0
1,191,000 (2)	Comcast Corp., 5.300%, 06/01/2034	1,236,042	0.0
947,000	Comcast Corp., 5.500%, 05/15/2064	893,220	0.0
998,000 (2)	Comcast Corp., 5.650%, 06/01/2054	980,130	0.0
3,521,000 (2)	Comcast Corp., 6.050%, 05/15/2055	3,641,361	0.1
3,975,000 (1)	Directv Financing LLC, 8.875%, 02/01/2030	3,931,161	0.1
2,209,000	Discovery Communications LLC, 3.625%, 05/15/2030	2,043,448	0.0
2,500,000 (1)	GCI LLC, 4.750%, 10/15/2028	2,431,690	0.0
2,325,000 (1)	Gray Media, Inc., 7.250%, 08/15/2033	2,305,418	0.0
1,115,000 (1)	Level 3 Financing, Inc., 6.875%, 06/30/2033	1,137,317	0.0
3,425,000 (1)(2)	Match Group Holdings II LLC, 3.625%, 10/01/2031	3,106,830	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
5,191,000 (2)	Meta Platforms, Inc., 4.750%, 08/15/2034	$5,260,848	0.1
6,711,000 (2)	Meta Platforms, Inc., 5.400%, 08/15/2054	6,635,620	0.1
7,223,000	Meta Platforms, Inc., 5.550%, 08/15/2064	7,175,599	0.1
2,016,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	2,064,947	0.0
2,570,000	Motorola Solutions, Inc., 5.550%, 08/15/2035	2,678,794	0.0
1,960,000 (1)	NBN Co. Ltd., 1.450%, 05/05/2026	1,928,460	0.0
3,097,000 (1)	NBN Co. Ltd., 1.625%, 01/08/2027	3,004,731	0.0
1,169,000 (1)(2)	NBN Co. Ltd., 2.500%, 01/08/2032	1,040,441	0.0
1,762,000 (1)(2)	NBN Co. Ltd., 6.000%, 10/06/2033	1,914,540	0.0
3,254,000 (2)	Netflix, Inc., 5.875%, 11/15/2028	3,431,887	0.1
2,000,000 (1)(2)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	1,923,892	0.0
2,500,000 (1)(2)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	2,502,575	0.0
3,190,000 (1)(2)	Snap, Inc., 6.875%, 03/15/2034	3,236,674	0.0
3,085,000 (1)(2)	SoftBank Corp., 4.699%, 07/09/2030	3,111,312	0.0
6,281,000	Sprint Capital Corp., 6.875%, 11/15/2028	6,757,374	0.1
4,202,000	Sprint Capital Corp., 8.750%, 03/15/2032	5,120,533	0.1
1,970,000 (1)(2)	Stagwell Global LLC, 5.625%, 08/15/2029	1,915,340	0.0
1,506,000	Time Warner Cable LLC, 5.500%, 09/01/2041	1,380,910	0.0
539,000	Time Warner Cable LLC, 5.875%, 11/15/2040	515,468	0.0
1,000,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	953,553	0.0
593,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	588,418	0.0
1,588,000 (2)	T-Mobile USA, Inc., 2.625%, 02/15/2029	1,507,501	0.0
199,000	T-Mobile USA, Inc., 3.000%, 02/15/2041	149,620	0.0
780,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	757,486	0.0
5,740,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	5,461,492	0.1
4,598,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	4,510,072	0.1
463,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	418,279	0.0
3,115,000 (2)	T-Mobile USA, Inc., 5.300%, 05/15/2035	3,192,075	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
2,983,000 (2)	T-Mobile USA, Inc., 5.875%, 11/15/2055	$3,049,179	0.0
2,701,000	Uber Technologies, Inc., 4.300%, 01/15/2030	2,710,815	0.0
2,043,000 (1)(2)	Uber Technologies, Inc., 4.500%, 08/15/2029	2,041,035	0.0
5,979,000 (2)	Uber Technologies, Inc., 5.350%, 09/15/2054	5,805,034	0.1
249,000	Verizon Communications, Inc., 1.750%, 01/20/2031	217,911	0.0
2,111,000	Verizon Communications, Inc., 2.355%, 03/15/2032	1,851,828	0.0
252,000	Verizon Communications, Inc., 2.550%, 03/21/2031	229,178	0.0
744,000	Verizon Communications, Inc., 4.400%, 11/01/2034	717,964	0.0
2,542,000	Verizon Communications, Inc., 4.812%, 03/15/2039	2,425,800	0.0
2,500,000 (1)(2)	Viasat, Inc., 5.625%, 04/15/2027	2,492,029	0.0
1,900,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	1,789,555	0.0
2,434,000	Vodafone Group PLC, 5.875%, 06/28/2064	2,424,603	0.0
		209,834,868	2.1

	Consumer, Cyclical: 2.6%
2,450,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	2,311,498	0.0
3,065,000 (1)(2)	Advance Auto Parts, Inc., 7.375%, 08/01/2033	3,163,095	0.0
243,062	American Airlines Pass Through Trust 2015-2, AA, 3.600%, 03/22/2029	238,417	0.0
1,442,420	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	1,414,970	0.0
2,174,881	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	2,108,481	0.0
4,185,270	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	4,042,121	0.1
2,925,000 (1)	American Axle & Manufacturing, Inc., 7.750%, 10/15/2033	2,949,630	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
3,284,000	American Honda Finance Corp., 4.700%, 01/12/2028	$3,326,371	0.0
1,774,000	American Honda Finance Corp., 5.650%, 11/15/2028	1,850,284	0.0
4,049,000 (2)	American Honda Finance Corp., GMTN, 4.850%, 10/23/2031	4,112,542	0.1
1,176,000	AutoZone, Inc., 6.250%, 11/01/2028	1,247,443	0.0
3,970,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	4,091,093	0.1
1,943,000 (1)	BMW US Capital LLC, 5.050%, 03/21/2030	1,995,481	0.0
1,249,000 (2)	BorgWarner, Inc., 5.400%, 08/15/2034	1,289,254	0.0
2,415,000 (1)(2)	Cinemark USA, Inc., 7.000%, 08/01/2032	2,512,078	0.0
816,379	Delta Air Lines Pass Through Trust 2015-1, AA, 3.625%, 01/30/2029	805,468	0.0
3,937,000	Delta Air Lines, Inc., 5.250%, 07/10/2030	4,017,907	0.1
558,406 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	561,778	0.0
3,095,000 (1)(2)	Denso Corp., 4.420%, 09/11/2029	3,113,639	0.0
2,681,000	Ford Motor Co., 3.250%, 02/12/2032	2,346,461	0.0
2,853,000 (2)	Ford Motor Credit Co. LLC, 3.625%, 06/17/2031	2,595,579	0.0
4,797,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	4,719,500	0.1
3,033,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	3,011,284	0.0
599,000	General Motors Co., 6.250%, 10/02/2043	609,470	0.0
4,038,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	3,578,811	0.1
4,322,000 (2)	General Motors Financial Co., Inc., 4.900%, 10/06/2029	4,373,320	0.1
7,102,000 (2)	General Motors Financial Co., Inc., 5.550%, 07/15/2029	7,336,177	0.1
6,474,000 (2)	General Motors Financial Co., Inc., 5.900%, 01/07/2035	6,682,947	0.1
1,044,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	1,097,948	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
3,038,000 (2)	General Motors Financial Co., Inc., 6.150%, 07/15/2035	$3,178,818	0.0
2,159,000	Genuine Parts Co., 4.950%, 08/15/2029	2,197,944	0.0
2,500,000 (1)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	2,562,272	0.0
6,112,000	Honda Motor Co. Ltd., 4.688%, 07/08/2030	6,168,088	0.1
9,254,000	Honda Motor Co. Ltd., 5.337%, 07/08/2035	9,433,087	0.1
1,300,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	1,333,800	0.0
3,276,000 (1)(2)	Hyundai Capital America, 5.150%, 03/27/2030	3,345,397	0.0
3,027,000 (1)	Hyundai Capital America, 5.300%, 06/24/2029	3,107,035	0.0
4,738,000 (1)(2)	Hyundai Capital America, 5.400%, 03/29/2032	4,873,640	0.1
2,486,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	2,567,292	0.0
6,439,000 (1)(2)	Hyundai Capital America, 6.100%, 09/21/2028	6,736,845	0.1
2,831,000 (1)(2)	Hyundai Capital America, 6.500%, 01/16/2029	3,001,902	0.0
2,550,000 (1)(2)	Light & Wonder International, Inc., 6.250%, 10/01/2033	2,556,043	0.0
144,000	Lowe's Cos., Inc., 4.450%, 04/01/2062	115,088	0.0
5,545,000 (2)	Lowe's Cos., Inc., 4.500%, 10/15/2032	5,501,778	0.1
227,000	Lowe's Cos., Inc., 5.850%, 04/01/2063	229,314	0.0
4,285,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	3,762,151	0.1
5,545,000 (2)	Marriott International, Inc., 4.500%, 10/15/2031	5,522,785	0.1
2,748,000	Marriott International, Inc., 4.800%, 03/15/2030	2,799,970	0.0
8,615,000 (2)	Marriott International, Inc., 5.250%, 10/15/2035	8,695,820	0.1
1,906,000 (2)	Marriott International, Inc., 5.350%, 03/15/2035	1,950,221	0.0
3,225,000 (1)(2)	Mercedes-Benz Finance North America LLC, 4.800%, 08/01/2029	3,286,566	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
3,825,000 (2)	MGM Resorts International, 6.500%, 04/15/2032	$3,899,278	0.1
2,020,000 (1)(2)	NCL Corp. Ltd., 6.750%, 02/01/2032	2,078,694	0.0
1,200,000 (2)	Newell Brands, Inc., 6.625%, 05/15/2032	1,187,290	0.0
595,000 (1)(2)	Newell Brands, Inc., 8.500%, 06/01/2028	630,840	0.0
1,370,000	O'Reilly Automotive, Inc., 5.000%, 08/19/2034	1,383,329	0.0
2,570,000 (1)(2)	Panasonic Holdings Corp., 5.302%, 07/16/2034	2,665,806	0.0
3,025,000 (2)	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	3,148,828	0.0
2,500,000 (1)(2)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	2,326,058	0.0
3,305,000 (1)(2)	Station Casinos LLC, 6.625%, 03/15/2032	3,397,405	0.0
1,560,000 (1)(2)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	1,430,782	0.0
1,310,000 (1)(2)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	1,259,077	0.0
5,634,000 (2)	Toyota Motor Corp., 4.450%, 06/30/2030	5,695,833	0.1
2,588,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	2,628,792	0.0
4,457,000	Toyota Motor Credit Corp., 4.800%, 05/15/2030	4,566,963	0.1
2,000,000 (2)	Toyota Motor Credit Corp., 5.350%, 01/09/2035	2,092,386	0.0
1,910,000	Toyota Motor Credit Corp., 5.550%, 11/20/2030	2,022,764	0.0
3,219,000	Toyota Motor Credit Corp., MTN, 4.350%, 10/08/2027	3,246,894	0.0
479,779	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	493,525	0.0
4,061,265	United Airlines Pass Through Trust 2014-2, A, 3.750%, 03/03/2028	4,028,143	0.1
2,753,295	United Airlines Pass Through Trust 2016-2, AA, 2.875%, 04/07/2030	2,626,230	0.0
2,053,000 (1)	United Airlines, Inc., 4.625%, 04/15/2029	2,023,116	0.0
2,125,000 (1)(2)	Victoria's Secret & Co., 4.625%, 07/15/2029	2,031,484	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
2,885,000 (1)	Volkswagen Group of America Finance LLC, 4.550%, 09/11/2028	$2,894,931	0.0
2,785,000 (1)(2)	Volkswagen Group of America Finance LLC, 4.850%, 09/11/2030	2,797,531	0.0
6,060,000 (1)(2)	Volkswagen Group of America Finance LLC, 5.250%, 03/22/2029	6,188,469	0.1
6,557,000 (1)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	6,646,708	0.1
4,847,000 (1)(2)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	5,208,629	0.1
1,895,000 (1)	Voyager Parent LLC, 9.250%, 07/01/2032	2,005,213	0.0
9,421,000 (2)	Walmart, Inc., 4.900%, 04/28/2035	9,697,090	0.1
3,950,000 (1)(2)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 6.250%, 03/15/2033	4,013,891	0.1
2,275,000 (1)(2)	ZF North America Capital, Inc., 7.125%, 04/14/2030	2,254,462	0.0
		260,999,344	2.6
	Consumer, Non-cyclical: 4.1%
1,273,000	AbbVie, Inc., 3.200%, 11/21/2029	1,228,488	0.0
1,286,000	AbbVie, Inc., 4.050%, 11/21/2039	1,151,517	0.0
3,836,000	AbbVie, Inc., 4.300%, 05/14/2036	3,688,438	0.1
2,997,000	AbbVie, Inc., 4.500%, 05/14/2035	2,942,090	0.0
1,668,000	AbbVie, Inc., 4.650%, 03/15/2028	1,695,806	0.0
4,760,000	AbbVie, Inc., 4.950%, 03/15/2031	4,921,200	0.1
3,165,000 (2)	AbbVie, Inc., 5.600%, 03/15/2055	3,240,721	0.0
1,279,000	Aetna, Inc., 6.625%, 06/15/2036	1,406,851	0.0
2,500,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	2,372,702	0.0
1,970,000 (1)(2)	Allied Universal Holdco LLC, 7.875%, 02/15/2031	2,067,260	0.0
2,468,000	Altria Group, Inc., 6.200%, 11/01/2028	2,608,512	0.0
758,000	Amgen, Inc., 5.750%, 03/02/2063	756,779	0.0
1,454,000 (2)	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	1,379,429	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
4,760,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	$4,917,073	0.1
3,598,000	Automatic Data Processing, Inc., 4.750%, 05/08/2032	3,686,754	0.1
245,000	BAT Capital Corp., 3.557%, 08/15/2027	242,549	0.0
3,462,000	BAT Capital Corp., 4.390%, 08/15/2037	3,176,135	0.0
1,359,000	BAT Capital Corp., 5.834%, 02/20/2031	1,437,966	0.0
674,000	BAT Capital Corp., 7.079%, 08/02/2043	763,281	0.0
3,518,000	Becton Dickinson & Co., 4.693%, 02/13/2028	3,562,999	0.1
1,440,000 (1)	Brink's Co., 6.500%, 06/15/2029	1,483,163	0.0
1,440,000 (1)(2)	Brink's Co., 6.750%, 06/15/2032	1,499,076	0.0
806,000 (2)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	730,546	0.0
1,979,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	2,058,579	0.0
6,037,000	Bristol-Myers Squibb Co., 5.550%, 02/22/2054	6,021,110	0.1
670,000	Bristol-Myers Squibb Co., 6.400%, 11/15/2063	740,337	0.0
1,407,000	Bunge Ltd. Finance Corp., 4.200%, 09/17/2029	1,402,851	0.0
2,822,000 (2)	Campbell Soup Co., 5.200%, 03/21/2029	2,898,844	0.0
3,981,000	Cardinal Health, Inc., 4.700%, 11/15/2026	4,009,965	0.1
575,000 (2)	Cardinal Health, Inc., 5.450%, 02/15/2034	597,154	0.0
2,042,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	1,796,285	0.0
1,747,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	1,600,540	0.0
1,333,000 (1)(2)	Cargill, Inc., 5.125%, 02/11/2035	1,374,121	0.0
2,130,000 (2)	Cencora, Inc., 5.125%, 02/15/2034	2,181,839	0.0
11,370,000	Centene Corp., 3.000%, 10/15/2030	10,166,626	0.1
2,552,000	Centene Corp., 4.625%, 12/15/2029	2,476,030	0.0
2,330,000 (1)(2)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	2,109,930	0.0
4,307,000	Cigna Group, 2.375%, 03/15/2031	3,876,150	0.1
3,990,000	Cigna Group, 4.800%, 08/15/2038	3,809,211	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,966,000 (2)	Cigna Group, 5.250%, 02/15/2034	$2,024,382	0.0
5,545,000	Cigna Group, 5.250%, 01/15/2036	5,617,841	0.1
5,258,000 (2)	Cigna Group, 5.600%, 02/15/2054	5,174,114	0.1
2,832,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	2,928,362	0.0
1,076,000	CVS Health Corp., 4.125%, 04/01/2040	914,728	0.0
2,144,000	CVS Health Corp., 4.780%, 03/25/2038	2,010,359	0.0
947,000	CVS Health Corp., 5.050%, 03/25/2048	843,334	0.0
1,523,000	CVS Health Corp., 5.125%, 02/21/2030	1,561,550	0.0
4,225,000	CVS Health Corp., 5.450%, 09/15/2035	4,308,571	0.0
199,000	CVS Health Corp., 6.000%, 06/01/2063	196,194	0.0
3,760,000 (1)(2)	DaVita, Inc., 4.625%, 06/01/2030	3,606,588	0.1
4,906,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	5,000,393	0.1
2,780,000	Elevance Health, Inc., 4.600%, 09/15/2032	2,763,921	0.0
3,299,000 (2)	Elevance Health, Inc., 4.950%, 11/01/2031	3,360,449	0.1
1,481,000 (2)	Elevance Health, Inc., 5.200%, 02/15/2035	1,510,057	0.0
5,138,000	Eli Lilly & Co., 5.500%, 02/12/2055	5,251,911	0.1
2,125,000 (1)(2)	Embecta Corp., 5.000%, 02/15/2030	2,014,328	0.0
3,902,000 (1)	EMD Finance LLC, 4.625%, 10/15/2032	3,898,036	0.1
2,209,000	Equifax, Inc., 3.100%, 05/15/2030	2,091,172	0.0
1,785,000 (1)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	1,886,081	0.0
6,004,000	Gilead Sciences, Inc., 5.100%, 06/15/2035	6,171,220	0.1
3,034,000 (2)	Gilead Sciences, Inc., 5.600%, 11/15/2064	3,073,302	0.0
3,629,000 (2)	GlaxoSmithKline Capital, Inc., 4.875%, 04/15/2035	3,660,816	0.1
5,904,000	Global Payments, Inc., 1.200%, 03/01/2026	5,826,771	0.1
390,000 (2)	Global Payments, Inc., 5.950%, 08/15/2052	383,107	0.0
1,032,000 (2)	GXO Logistics, Inc., 6.250%, 05/06/2029	1,084,227	0.0
893,000	HCA, Inc., 2.375%, 07/15/2031	792,442	0.0
4,576,000	HCA, Inc., 3.500%, 09/01/2030	4,372,203	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
6,835,000	HCA, Inc., 4.125%, 06/15/2029	$6,777,617	0.1
990,000	HCA, Inc., 4.375%, 03/15/2042	847,737	0.0
4,673,000	HCA, Inc., 4.500%, 02/15/2027	4,682,797	0.1
1,953,000	HCA, Inc., 5.125%, 06/15/2039	1,882,757	0.0
2,689,000	HCA, Inc., 5.450%, 04/01/2031	2,795,804	0.0
3,601,000 (2)	HCA, Inc., 6.000%, 04/01/2054	3,610,489	0.1
403,000	HCA, Inc., 6.100%, 04/01/2064	404,959	0.0
4,035,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	4,146,469	0.1
585,000 (1)(2)	Herc Holdings, Inc., 7.000%, 06/15/2030	608,132	0.0
385,000 (1)(2)	Herc Holdings, Inc., 7.250%, 06/15/2033	402,208	0.0
6,051,000 (2)	Hershey Co., 4.950%, 02/24/2032	6,242,648	0.1
2,768,000	Humana, Inc., 5.375%, 04/15/2031	2,847,993	0.0
4,059,000	Icon Investments Six DAC, 5.849%, 05/08/2029	4,238,039	0.1
3,985,000 (1)	Imperial Brands Finance PLC, 5.500%, 02/01/2030	4,135,804	0.1
1,533,000 (1)	Imperial Brands Finance PLC, 5.875%, 07/01/2034	1,606,052	0.0
2,310,000 (1)(2)	Japan Tobacco, Inc., 5.250%, 06/15/2030	2,392,823	0.0
1,782,000	Johnson & Johnson, 3.625%, 03/03/2037	1,619,309	0.0
1,817,000 (2)	Johnson & Johnson, 4.700%, 03/01/2030	1,872,069	0.0
2,506,000 (2)	Kenvue, Inc., 4.850%, 05/22/2032	2,543,369	0.0
1,699,000 (2)	Kenvue, Inc., 5.050%, 03/22/2028	1,736,309	0.0
2,303,000 (2)	Kroger Co., 5.500%, 09/15/2054	2,246,575	0.0
3,012,000	Kroger Co., 5.650%, 09/15/2064	2,940,271	0.0
2,476,000 (2)	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	2,464,409	0.0
2,500,000 (1)	LifePoint Health, Inc., 8.375%, 02/15/2032	2,666,596	0.0
2,612,000 (1)	Mars, Inc., 5.000%, 03/01/2032	2,673,364	0.0
4,538,000 (1)	Mars, Inc., 5.200%, 03/01/2035	4,640,811	0.1
2,205,000 (1)	Mars, Inc., 5.650%, 05/01/2045	2,238,296	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
3,165,000 (1)	Mars, Inc., 5.700%, 05/01/2055	$3,208,255	0.0
2,376,000 (2)	McKesson Corp., 4.250%, 09/15/2029	2,386,846	0.0
3,759,000 (2)	McKesson Corp., 4.950%, 05/30/2032	3,850,426	0.1
3,007,000	McKesson Corp., 5.250%, 05/30/2035	3,098,518	0.0
3,070,000 (1)(2)	Medline Borrower L.P., 3.875%, 04/01/2029	2,963,099	0.0
9,100,000 (1)	Minerva Luxembourg SA, 8.875%, 09/13/2033	10,021,375	0.1
3,300,000 (1)(2)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	2,893,585	0.0
2,670,000 (2)	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	2,690,118	0.0
1,880,000	Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/2030	1,915,869	0.0
1,835,000 (2)	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	1,854,402	0.0
3,336,000	Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	3,168,845	0.0
2,832,000	Philip Morris International, Inc., 4.750%, 11/01/2031	2,882,227	0.0
3,258,000	Philip Morris International, Inc., 4.875%, 02/13/2029	3,329,254	0.0
4,595,000 (1)(2)	Post Holdings, Inc., 6.375%, 03/01/2033	4,649,262	0.1
1,760,000 (1)(2)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.375%, 04/30/2029	1,709,652	0.0
801,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	736,649	0.0
824,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	776,719	0.0
4,322,000	Quest Diagnostics, Inc., 4.625%, 12/15/2029	4,389,681	0.1
1,841,000 (2)	Quest Diagnostics, Inc., 5.000%, 12/15/2034	1,864,239	0.0
1,350,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	1,498,657	0.0
3,025,000 (1)(2)	Raven Acquisition Holdings LLC, 6.875%, 11/15/2031	3,116,258	0.0
1,154,000	Reynolds American, Inc., 5.850%, 08/15/2045	1,144,247	0.0
1,190,000 (1)	Roche Holdings, Inc., 4.592%, 09/09/2034	1,190,355	0.0
5,686,000 (1)	Roche Holdings, Inc., 5.489%, 11/13/2030	6,026,686	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,675,000	Royalty Pharma PLC, 1.750%, 09/02/2027	$1,600,809	0.0
4,073,000 (2)	Royalty Pharma PLC, 2.200%, 09/02/2030	3,657,661	0.1
841,000	Royalty Pharma PLC, 3.300%, 09/02/2040	645,544	0.0
1,399,000 (2)	S&P Global, Inc., 1.250%, 08/15/2030	1,219,373	0.0
3,275,000 (2)	S&P Global, Inc., 2.700%, 03/01/2029	3,129,784	0.0
1,735,000 (1)(2)	Select Medical Corp., 6.250%, 12/01/2032	1,737,341	0.0
1,785,000 (1)(2)	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	1,713,936	0.0
2,773,000	Solventum Corp., 5.450%, 03/13/2031	2,892,952	0.0
1,612,000	Solventum Corp., 5.600%, 03/23/2034	1,679,156	0.0
1,812,000 (2)	Solventum Corp., 5.900%, 04/30/2054	1,862,739	0.0
2,365,000 (1)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	2,486,249	0.0
3,451,000	Stryker Corp., 4.850%, 02/10/2030	3,538,010	0.1
1,369,000 (2)	Sysco Corp., 5.400%, 03/23/2035	1,416,674	0.0
916,000	Takeda Pharmaceutical Co. Ltd., 5.300%, 07/05/2034	943,615	0.0
2,217,000	Takeda Pharmaceutical Co. Ltd., 5.800%, 07/05/2064	2,233,153	0.0
3,094,000	Takeda US Financing, Inc., 5.200%, 07/07/2035	3,146,130	0.0
3,314,000	Takeda US Financing, Inc., 5.900%, 07/07/2055	3,416,696	0.1
1,995,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	2,022,944	0.0
3,820,000 (2)	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	3,955,273	0.1
1,919,000	Tyson Foods, Inc., 5.400%, 03/15/2029	1,985,614	0.0
4,052,000	Unilever Capital Corp., 4.625%, 08/12/2034	4,074,882	0.1
479,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	357,119	0.0
1,157,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	965,591	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
4,322,000	UnitedHealth Group, Inc., 4.950%, 01/15/2032	$4,429,746	0.1
1,518,000	UnitedHealth Group, Inc., 5.150%, 07/15/2034	1,558,545	0.0
506,000 (2)	UnitedHealth Group, Inc., 5.500%, 04/15/2064	485,410	0.0
2,448,000	UnitedHealth Group, Inc., 5.750%, 07/15/2064	2,439,131	0.0
1,561,000	Universal Health Services, Inc., 4.625%, 10/15/2029	1,559,943	0.0
2,150,000 (1)(2)	US Foods, Inc., 7.250%, 01/15/2032	2,253,613	0.0
2,748,000	Viatris, Inc., 2.700%, 06/22/2030	2,474,956	0.0
2,124,000	Viatris, Inc., 3.850%, 06/22/2040	1,620,576	0.0
1,573,000	Viatris, Inc., 4.000%, 06/22/2050	1,073,896	0.0
1,700,000 (1)(2)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	1,792,480	0.0
3,265,000 (1)	Williams Scotsman, Inc., 6.625%, 06/15/2029	3,342,625	0.1
2,324,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	2,407,589	0.0
		403,154,051	4.1
	Energy: 2.4%
2,528,000 (1)	Aker BP ASA, 5.125%, 10/01/2034	2,486,257	0.0
3,500,000 (1)(2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 6.625%, 02/01/2032	3,607,789	0.1
4,555,000 (2)	APA Corp., 6.750%, 02/15/2055	4,595,703	0.1
1,160,000 (1)(2)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.625%, 07/15/2033	1,180,296	0.0
2,480,000 (1)(2)	Baytex Energy Corp., 8.500%, 04/30/2030	2,551,794	0.0
959,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	973,261	0.0
510,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	520,380	0.0
2,836,000 (2)	BP Capital Markets America, Inc., 5.227%, 11/17/2034	2,930,480	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
2,540,000 (3)	BP Capital Markets PLC, 4.875%, 12/31/2199	$2,525,984	0.0
2,402,000 (3)	BP Capital Markets PLC, 6.125%, 12/31/2199	2,490,960	0.0
2,121,000 (1)(2)	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	2,161,315	0.0
420,000	Cenovus Energy, Inc., 5.400%, 06/15/2047	387,396	0.0
2,099,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	2,092,875	0.0
2,218,000 (2)	Chevron USA, Inc., 4.500%, 10/15/2032	2,237,278	0.0
4,161,000 (2)	Chevron USA, Inc., 4.850%, 10/15/2035	4,212,608	0.1
2,183,000 (1)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	2,217,735	0.0
3,524,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	3,678,436	0.1
845,000	ConocoPhillips Co., 5.700%, 09/15/2063	838,879	0.0
2,260,000 (1)(2)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	2,245,939	0.0
3,669,000 (1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	3,670,679	0.1
2,900,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	3,026,295	0.0
3,395,000 (2)	Devon Energy Corp., 5.200%, 09/15/2034	3,381,758	0.0
1,097,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	861,828	0.0
819,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	789,148	0.0
2,284,000	Diamondback Energy, Inc., 6.250%, 03/15/2053	2,341,084	0.0
2,200,000	Ecopetrol SA, 6.875%, 04/29/2030	2,260,940	0.0
9,510,000	Ecopetrol SA, 8.375%, 01/19/2036	9,847,605	0.1
4,299,000 (2)(3)	Enbridge (US) Inc. 20-A, 5.750%, 07/15/2080	4,347,699	0.1
2,209,000 (2)	Energy Transfer L.P., 3.750%, 05/15/2030	2,145,566	0.0
242,000	Energy Transfer L.P., 4.900%, 03/15/2035	235,656	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
2,339,000	Energy Transfer L.P., 5.200%, 04/01/2030	$2,412,696	0.0
1,382,000	Energy Transfer L.P., 5.300%, 04/01/2044	1,266,946	0.0
280,000	Energy Transfer L.P., 5.350%, 05/15/2045	257,073	0.0
910,000	Energy Transfer L.P., 6.050%, 09/01/2054	894,113	0.0
1,479,000	Energy Transfer L.P. 20Y, 5.800%, 06/15/2038	1,509,250	0.0
1,579,000 (2)	Enterprise Products Operating LLC, 4.950%, 02/15/2035	1,592,856	0.0
2,115,000 (2)(3)	Enterprise Products Operating LLC D, 7.433%, (TSFR3M + 3.248%), 08/16/2077	2,116,692	0.0
5,574,000	EOG Resources, Inc., 5.000%, 07/15/2032	5,705,203	0.1
2,803,000	EOG Resources, Inc., 5.350%, 01/15/2036	2,879,111	0.0
2,517,000 (2)	Equinor ASA, 4.500%, 09/03/2030	2,557,064	0.0
4,226,000	Hess Corp., 4.300%, 04/01/2027	4,241,762	0.1
2,610,000 (1)(2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 8.375%, 11/01/2033	2,743,013	0.0
2,875,000(1)	Howard Midstream Energy Partners LLC, 7.375%, 07/15/2032	2,986,536	0.0
599,000	Kinder Morgan Energy Partners L.P., 5.000%, 03/01/2043	550,297	0.0
4,044,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	4,128,395	0.1
3,138,000 (2)	Marathon Petroleum Corp., 5.125%, 12/15/2026	3,166,736	0.0
2,897,000 (2)	Marathon Petroleum Corp., 5.700%, 03/01/2035	2,992,107	0.0
1,376,000	MPLX L.P., 1.750%, 03/01/2026	1,361,751	0.0
3,877,000	MPLX L.P., 2.650%, 08/15/2030	3,560,963	0.1
940,000 (2)	MPLX L.P., 4.800%, 02/15/2031	946,035	0.0
2,774,000	MPLX L.P., 5.000%, 01/15/2033	2,768,454	0.0
894,000	MPLX L.P., 5.500%, 06/01/2034	911,613	0.0
2,340,000 (1)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	2,394,465	0.0
1,638,000 (2)	Occidental Petroleum Corp., 5.375%, 01/01/2032	1,667,111	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
943,000	Occidental Petroleum Corp., 6.050%, 10/01/2054	$920,954	0.0
4,633,000 (2)	Occidental Petroleum Corp., 6.125%, 01/01/2031	4,883,812	0.1
1,838,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	1,869,395	0.0
520,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	544,083	0.0
771,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	809,099	0.0
780,000	ONEOK Partners L.P., 6.200%, 09/15/2043	802,182	0.0
2,223,000	ONEOK, Inc., 6.250%, 10/15/2055	2,259,030	0.0
3,040,000 (1)	ONEOK, Inc., 6.500%, 09/01/2030	3,267,786	0.0
1,650,000 (1)	ORLEN SA, 6.000%, 01/30/2035	1,727,665	0.0
953,000	Ovintiv, Inc., 5.650%, 05/15/2028	981,798	0.0
5,018,000	Ovintiv, Inc., 7.100%, 07/15/2053	5,424,267	0.1
2,425,000 (1)(2)	Permian Resources Operating LLC, 6.250%, 02/01/2033	2,471,972	0.0
4,000,000 (1)	Petroleos del Peru SA, 4.750%, 06/19/2032	3,487,000	0.1
2,280,000 (2)	Petroleos del Peru SA, 4.750%, 06/19/2032	1,987,590	0.0
10,350,000 (2)	Petroleos Mexicanos, 5.950%, 01/28/2031	10,060,200	0.1
3,135,000	Petroleos Mexicanos, 6.500%, 03/13/2027	3,179,674	0.0
4,750,000 (1)(2)	Raizen Fuels Finance S.A., 6.450%, 03/05/2034	4,625,312	0.1
2,475,000 (1)(2)	Raizen Fuels Finance SA, 5.700%, 01/17/2035	2,289,004	0.0
1,125,000 (1)	Raizen Fuels Finance SA, 6.250%, 07/08/2032	1,101,937	0.0
925,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	924,189	0.0
3,548,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	3,570,534	0.1
1,896,000 (1)(2)	Schlumberger Holdings Corp., 2.650%, 06/26/2030	1,769,062	0.0
2,566,000 (1)(2)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	2,643,847	0.0
2,195,000 (1)(2)	Summit Midstream Holdings LLC, 8.625%, 10/31/2029	2,207,538	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
2,910,000 (1)(2)	Sunoco L.P., 6.250%, 07/01/2033	$2,964,031	0.0
798,000	Targa Resources Corp., 5.500%, 02/15/2035	812,506	0.0
427,000	Targa Resources Corp., 6.250%, 07/01/2052	435,923	0.0
2,745,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	2,753,701	0.0
615,000	TotalEnergies Capital SA, 5.638%, 04/05/2064	613,340	0.0
3,682,000 (3)	TransCanada PipeLines Ltd., 7.000%, 06/01/2065	3,788,929	0.1
930,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	887,281	0.0
5,575,000 (1)(2)	Venture Global LNG, Inc., 8.375%, 06/01/2031	5,857,515	0.1
950,000 (1)	Venture Global Plaquemines LNG LLC, 6.500%, 01/15/2034	1,000,618	0.0
4,409,000 (2)	Viper Energy Partners LLC, 5.700%, 08/01/2035	4,485,474	0.1
2,199,000	Western Midstream Operating L.P., 5.300%, 03/01/2048	1,915,150	0.0
3,515,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	3,521,946	0.1
1,032,000	Williams Cos., Inc., 4.900%, 03/15/2029	1,051,463	0.0
3,607,000 (2)	Woodside Finance Ltd., 5.400%, 05/19/2030	3,704,898	0.1
3,367,000 (2)	Woodside Finance Ltd., 5.700%, 05/19/2032	3,497,901	0.1
3,759,000	Woodside Finance Ltd., 6.000%, 05/19/2035	3,925,775	0.1
		237,478,246	2.4
	Financial: 7.5%
2,937,000 (1)(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	2,656,645	0.0
2,490,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	2,595,900	0.0
2,780,000	Air Lease Corp., MTN, 5.200%, 07/15/2031	2,833,092	0.0
1,584,000	Alleghany Corp., 3.250%, 08/15/2051	1,103,253	0.0
2,525,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	2,584,799	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
3,660,000 (3)	American Express Co., 4.351%, 07/20/2029	$3,682,148	0.1
2,732,000 (2)(3)	American Express Co., 5.098%, 02/16/2028	2,768,988	0.0
1,469,000 (2)(3)	American Express Co., 5.282%, 07/27/2029	1,515,409	0.0
3,191,000 (2)(3)	American Express Co., 5.532%, 04/25/2030	3,335,202	0.0
688,000 (2)	American Homes 4 Rent L.P., 3.625%, 04/15/2032	644,589	0.0
1,283,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	1,280,175	0.0
3,771,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	3,894,372	0.1
3,407,000	American International Group, Inc., 3.400%, 06/30/2030	3,266,458	0.0
2,342,000	American Tower Corp., 3.650%, 03/15/2027	2,325,530	0.0
984,000 (2)	American Tower Corp., 5.250%, 07/15/2028	1,012,288	0.0
776,000	American Tower Corp., 5.500%, 03/15/2028	799,996	0.0
2,076,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	2,174,080	0.0
1,205,000	Aon North America, Inc., 5.125%, 03/01/2027	1,222,250	0.0
2,691,000 (2)	Aon North America, Inc., 5.150%, 03/01/2029	2,769,914	0.0
7,172,000 (1)(2)	Athene Global Funding, 5.322%, 11/13/2031	7,344,173	0.1
9,127,000 (1)	Athene Global Funding, 5.684%, 02/23/2026	9,169,591	0.1
7,003,000 (1)(2)	Atlas Warehouse Lending Co. L.P., 6.050%, 01/15/2028	7,165,115	0.1
3,330,000 (1)(3)	Banco de Credito del Peru S.A., 6.450%, 07/30/2035	3,471,525	0.0
2,000,000	Banco Nacional de Panama, 2.500%, 08/11/2030	1,753,580	0.0
3,750,000 (1)	Banco Nacional de Panama, 2.500%, 08/11/2030	3,287,963	0.0
5,800,000	Banco Santander SA, 5.439%, 07/15/2031	6,091,674	0.1
2,800,000 (3)	Banco Santander SA, 5.538%, 03/14/2030	2,901,195	0.0
6,031,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	5,911,199	0.1
949,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	842,070	0.0
3,524,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	3,159,632	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
4,239,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	$3,929,458	0.1
2,505,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	2,282,583	0.0
8,369,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	8,242,752	0.1
1,230,000 (2)(3)	Bank of America Corp., 5.464%, 05/09/2036	1,282,985	0.0
1,957,000 (3)	Bank of America Corp., 5.511%, 01/24/2036	2,046,534	0.0
3,644,000 (3)	Bank of America Corp., 5.518%, 10/25/2035	3,734,001	0.1
4,089,000 (3)	Bank of America Corp., 5.744%, 02/12/2036	4,249,909	0.1
4,192,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	4,493,731	0.1
3,371,000 (3)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	3,340,839	0.0
3,991,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	3,781,082	0.1
1,418,000 (3)	Bank of America Corp., MTN, 2.496%, 02/13/2031	1,312,748	0.0
1,874,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	1,835,666	0.0
7,129,000 (3)	Bank of America Corp., MTN, 2.884%, 10/22/2030	6,768,473	0.1
5,723,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	5,213,286	0.1
3,750,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	3,613,103	0.1
717,000 (3)	Bank of America Corp., MTN, 3.970%, 03/05/2029	713,619	0.0
6,481,000 (2)(3)	Bank of Montreal, 4.640%, 09/10/2030	6,573,153	0.1
1,560,000 (3)	Bank of New York Mellon Corp., 5.316%, 06/06/2036	1,614,744	0.0
5,962,000 (3)	Bank of Nova Scotia, 4.740%, 11/10/2032	6,032,752	0.1
4,138,000 (1)(2)	Banque Federative du Credit Mutuel SA, 4.591%, 10/16/2028	4,177,252	0.1
6,096,000 (1)	Banque Federative du Credit Mutuel SA, 4.935%, 01/26/2026	6,107,804	0.1
4,783,000 (3)	Barclays PLC, 5.367%, 02/25/2031	4,933,195	0.1
1,359,000 (1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	1,270,463	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
5,619,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	$4,829,013	0.1
556,000 (1)(2)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	517,916	0.0
3,418,000 (1)(3)	BNP Paribas SA, 5.085%, 05/09/2031	3,484,021	0.0
5,613,000 (1)	BPCE SA, 5.281%, 05/30/2029	5,786,450	0.1
2,828,000 (1)(3)	BPCE SA, 5.716%, 01/18/2030	2,925,642	0.0
3,884,000	Brown & Brown, Inc., 4.900%, 06/23/2030	3,939,279	0.1
1,687,000 (1)(3)	CaixaBank SA, 5.673%, 03/15/2030	1,750,397	0.0
2,929,000	Camden Property Trust, 5.850%, 11/03/2026	2,982,256	0.0
2,673,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	2,604,782	0.0
1,438,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	1,527,345	0.0
5,032,000	Chubb INA Holdings LLC, 4.900%, 08/15/2035	5,063,839	0.1
5,556,000	CME Group, Inc., 4.400%, 03/15/2030	5,621,451	0.1
4,035,000 (1)(2)	CNO Global Funding, 5.875%, 06/04/2027	4,142,051	0.1
878,000 (3)	CoBank ACB M, 7.125%, 12/31/2199	910,785	0.0
7,982,000 (1)(3)	Cooperatieve Rabobank UA, 5.710%, 01/21/2033	8,398,877	0.1
4,493,000 (1)	Corebridge Financial, Inc., 3.650%, 04/05/2027	4,456,272	0.1
1,130,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	1,079,712	0.0
1,241,000	Corebridge Financial, Inc., 5.750%, 01/15/2034	1,306,248	0.0
3,409,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	3,640,533	0.1
2,700,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	2,596,266	0.0
6,915,000 (1)(2)(3)	Credit Agricole SA, 4.818%, 09/25/2033	6,874,757	0.1
1,462,000	Credit Suisse AG/ New York NY, 1.250%, 08/07/2026	1,429,436	0.0
3,104,000	Credit Suisse AG/ New York NY, 5.000%, 07/09/2027	3,156,990	0.0
1,587,000	Crown Castle, Inc., 2.100%, 04/01/2031	1,390,097	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
269,000	Crown Castle, Inc., 2.500%, 07/15/2031	$239,634	0.0
2,091,000	Crown Castle, Inc., 2.900%, 03/15/2027	2,051,573	0.0
2,209,000 (2)	Crown Castle, Inc., 3.300%, 07/01/2030	2,093,541	0.0
3,628,000 (2)	Crown Castle, Inc., 4.800%, 09/01/2028	3,680,744	0.1
4,322,000	Crown Castle, Inc., 4.900%, 09/01/2029	4,385,712	0.1
637,000 (2)	Crown Castle, Inc., 5.100%, 05/01/2033	644,936	0.0
1,892,000	Crown Castle, Inc., 5.600%, 06/01/2029	1,966,778	0.0
1,095,000	Crown Castle, Inc., 5.800%, 03/01/2034	1,152,900	0.0
2,918,000	CubeSmart L.P., 2.250%, 12/15/2028	2,748,566	0.0
2,258,000 (1)(3)	Danske Bank A/S, 4.613%, 10/02/2030	2,271,016	0.0
2,655,000 (1)(3)	Danske Bank A/S, 5.705%, 03/01/2030	2,763,363	0.0
2,157,000 (1)(2)(3)	Depository Trust & Clearing Corp. D, 3.375%, 12/31/2199	2,123,808	0.0
6,073,000	Deutsche Bank AG/ New York NY, 5.414%, 05/10/2029	6,325,668	0.1
1,902,000 (3)	Discover Bank, 5.974%, 08/09/2028	1,970,780	0.0
2,256,000 (1)(3)	DNB Bank ASA, 4.853%, 11/05/2030	2,302,532	0.0
3,085,000 (1)	EQT AB, 5.850%, 05/08/2035	3,189,767	0.0
5,693,000 (1)	Equitable Financial Life Global Funding, 5.000%, 03/27/2030	5,837,335	0.1
4,263,000 (1)	Equitable Holdings, Inc., 4.572%, 02/15/2029	4,284,257	0.1
1,875,000	Extra Space Storage L.P., 3.900%, 04/01/2029	1,849,826	0.0
1,330,000	Extra Space Storage L.P., 4.000%, 06/15/2029	1,317,316	0.0
1,654,000	Extra Space Storage L.P., 5.350%, 01/15/2035	1,687,592	0.0
5,467,000 (1)(2)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	5,660,944	0.1
987,000 (2)(3)	First Citizens BancShares, Inc., 6.254%, 03/12/2040	1,000,869	0.0
5,530,000	First Industrial L.P., 5.250%, 01/15/2031	5,675,425	0.1
2,510,000 (1)(2)	Focus Financial Partners LLC, 6.750%, 09/15/2031	2,572,381	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
2,285,000 (1)	Freedom Mortgage Holdings LLC, 9.125%, 05/15/2031	$2,433,073	0.0
7,101,000 (2)	GLP Capital L.P. / GLP Financing II, Inc., 5.250%, 02/15/2033	7,118,007	0.1
2,954,000 (3)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	2,967,803	0.0
1,325,000 (3)	Goldman Sachs Bank USA/New York NY, 5.414%, 05/21/2027	1,335,405	0.0
2,573,000 (2)(3)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	2,591,351	0.0
1,285,000 (3)	Goldman Sachs Group, Inc., 5.049%, 07/23/2030	1,317,433	0.0
1,769,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	1,821,724	0.0
1,590,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	1,663,886	0.0
6,251,000 (3)	Goldman Sachs Group, Inc., 5.734%, 01/28/2056	6,485,511	0.1
70,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	74,504	0.0
1,266,000	Hartford Financial Services Group, Inc., 2.900%, 09/15/2051	822,776	0.0
5,371,000 (1)(3)	Hartford Financial Services Group, Inc. ICON, 6.598%, (TSFR3M + 2.387%), 02/12/2067	5,028,584	0.1
4,274,000	Horace Mann Educators Corp., 4.700%, 10/01/2030	4,233,932	0.1
2,308,000 (2)	Host Hotels & Resorts L.P., 5.500%, 04/15/2035	2,325,161	0.0
5,452,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	5,147,066	0.1
2,450,000 (3)	HSBC Holdings PLC, 2.804%, 05/24/2032	2,221,246	0.0
2,031,000 (3)	HSBC Holdings PLC, 5.597%, 05/17/2028	2,074,118	0.0
3,524,000 (3)	Huntington Bancshares, Inc., 6.141%, 11/18/2039	3,668,703	0.1
3,464,000 (2)(3)	Huntington National Bank, 4.871%, 04/12/2028	3,501,589	0.0
1,000,000 (1)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/2029	1,005,668	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
4,088,000 (2)	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	$3,709,158	0.1
3,421,000	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	3,382,192	0.0
1,580,000 (2)	Invitation Homes Operating Parternship L.P., 5.500%, 08/15/2033	1,642,999	0.0
2,571,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	2,223,222	0.0
4,577,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	4,322,410	0.1
1,870,000 (1)(2)	Iron Mountain, Inc., 6.250%, 01/15/2033	1,908,831	0.0
3,745,000 (1)	Jane Street Group / JSG Finance, Inc., 6.750%, 05/01/2033	3,892,607	0.1
3,211,000 (3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	3,175,936	0.0
2,808,000 (2)(3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	2,737,474	0.0
6,974,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	6,874,958	0.1
6,815,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	6,467,921	0.1
1,721,000 (2)(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	1,668,544	0.0
1,048,000 (3)	JPMorgan Chase & Co., 2.739%, 10/15/2030	989,949	0.0
5,278,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	5,196,338	0.1
158,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	109,337	0.0
1,034,000 (2)(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,020,493	0.0
3,804,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	3,836,420	0.1
3,489,000 (2)(3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	3,530,791	0.0
2,501,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	2,566,021	0.0
1,006,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	1,030,763	0.0
1,805,000 (3)	JPMorgan Chase & Co., 5.140%, 01/24/2031	1,864,596	0.0
2,250,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	2,299,762	0.0
10,872,000 (2)(3)	JPMorgan Chase & Co., 5.572%, 04/22/2036	11,465,183	0.1
1,772,000 (3)	JPMorgan Chase & Co., 5.576%, 07/23/2036	1,838,285	0.0
2,250,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	2,350,794	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,589,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	$1,693,640	0.0
1,049,000	Kite Realty Group L.P., 4.000%, 10/01/2026	1,046,524	0.0
3,100,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	3,044,544	0.0
4,294,000 (2)(3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	4,650,235	0.1
4,394,000	LPL Holdings, Inc., 5.150%, 06/15/2030	4,474,085	0.1
3,482,000 (2)	LPL Holdings, Inc., 5.200%, 03/15/2030	3,560,334	0.0
2,143,000	LPL Holdings, Inc., 5.700%, 05/20/2027	2,184,512	0.0
3,028,000 (1)	Lseg US Fin Corp., 4.875%, 03/28/2027	3,060,278	0.0
2,655,000 (1)	Lseg US Fin Corp., 5.297%, 03/28/2034	2,749,393	0.0
21,445,000 (3)	M&T Bank Corp., 5.400%, 07/30/2035	21,614,959	0.2
1,981,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	2,063,220	0.0
1,950,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	1,938,156	0.0
1,226,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.197%, 01/16/2031	1,264,377	0.0
11,282,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.615%, 04/24/2036	11,844,260	0.1
3,219,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	3,168,746	0.0
6,221,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	6,089,312	0.1
1,919,000 (3)	Morgan Stanley, 2.484%, 09/16/2036	1,667,377	0.0
1,403,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	1,388,471	0.0
1,334,000 (3)	Morgan Stanley, 4.457%, 04/22/2039	1,259,826	0.0
1,761,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	1,805,209	0.0
2,110,000 (2)(3)	Morgan Stanley, 5.192%, 04/17/2031	2,179,507	0.0
9,499,000 (3)	Morgan Stanley, 5.664%, 04/17/2036	10,026,532	0.1
3,915,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	4,080,169	0.1
9,076,000 (3)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	8,882,629	0.1
1,409,000	Morgan Stanley, MTN, 3.125%, 07/27/2026	1,399,008	0.0
3,509,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	3,592,350	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
3,887,000	National Bank of Canada, 5.600%, 12/18/2028	$4,056,167	0.1
2,116,000 (1)	National Securities Clearing Corp., 4.700%, 05/20/2030	2,163,217	0.0
3,900,000 (1)	Nationstar Mortgage Holdings, Inc., 6.500%, 08/01/2029	4,013,989	0.1
1,935,000 (1)	Nationwide Building Society, 4.351%, 09/30/2030	1,928,592	0.0
2,723,000 (3)	NatWest Group PLC, 5.076%, 01/27/2030	2,782,115	0.0
2,961,000 (3)	NatWest Group PLC, 5.778%, 03/01/2035	3,123,622	0.0
5,022,000 (1)	NatWest Markets PLC, 5.410%, 05/17/2029	5,211,684	0.1
3,566,000	NNN REIT, Inc., 4.600%, 02/15/2031	3,582,707	0.0
2,140,000 (1)	Northwestern Mutual Life Insurance Co., 6.170%, 05/29/2055	2,304,821	0.0
2,663,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	2,777,458	0.0
3,133,000	Omega Healthcare Investors, Inc., 5.200%, 07/01/2030	3,181,837	0.0
2,285,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	2,378,269	0.0
2,660,000 (1)(2)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	2,744,306	0.0
1,111,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	947,176	0.0
454,000 (3)	PNC Financial Services Group, Inc., 5.373%, 07/21/2036	467,374	0.0
2,920,000 (3)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	3,154,788	0.0
4,075,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	4,208,687	0.1
914,000 (1)(2)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	949,861	0.0
4,221,000	Raymond James Financial, Inc., 5.650%, 09/11/2055	4,192,578	0.1
592,000	Realty Income Corp., 3.950%, 08/15/2027	591,598	0.0
7,420,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	6,456,301	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
824,000 (1)(2)	RGA Global Funding, 5.448%, 05/24/2029	$855,651	0.0
1,890,000 (1)	Rocket Cos., Inc., 6.125%, 08/01/2030	1,941,134	0.0
2,545,000 (1)	Rocket Cos., Inc., 6.375%, 08/01/2033	2,629,911	0.0
2,829,000 (3)	Royal Bank of Canada, 4.696%, 08/06/2031	2,867,533	0.0
4,118,000 (2)(3)	Royal Bank of Canada, GMTN, 4.650%, 10/18/2030	4,167,435	0.1
2,128,000 (2)(3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	2,178,425	0.0
2,542,000 (2)(3)	Royal Bank of Canada, GMTN, 5.153%, 02/04/2031	2,619,991	0.0
1,440,000	Sabra Health Care L.P., 3.200%, 12/01/2031	1,308,452	0.0
2,513,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	2,454,930	0.0
2,160,000 (1)(2)	Starwood Property Trust, Inc., 6.500%, 07/01/2030	2,235,899	0.0
7,544,000 (2)(3)	State Street Corp., 3.031%, 11/01/2034	7,084,533	0.1
3,795,000 (2)(3)	State Street Corp., 4.675%, 10/22/2032	3,845,983	0.1
2,058,000	State Street Corp., 4.729%, 02/28/2030	2,104,185	0.0
1,123,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 07/16/2029	1,074,184	0.0
3,393,000 (2)	Sumitomo Mitsui Financial Group, Inc., 5.240%, 04/15/2030	3,517,417	0.0
4,022,000	Sumitomo Mitsui Financial Group, Inc., 5.424%, 07/09/2031	4,221,615	0.1
2,437,000	Sumitomo Mitsui Financial Group, Inc., 5.454%, 01/15/2032	2,551,507	0.0
3,291,000	Toronto-Dominion Bank, 5.298%, 01/30/2032	3,438,866	0.0
1,128,000 (3)	Truist Financial Corp., MTN, 1.267%, 03/02/2027	1,114,086	0.0
4,281,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	4,430,430	0.1
2,230,000 (3)	Truist Financial Corp., MTN, 5.867%, 06/08/2034	2,363,474	0.0
1,330,000 (3)	Truist Financial Corp., MTN, 6.123%, 10/28/2033	1,433,434	0.0
3,556,000 (1)(3)	UBS Group AG, 1.364%, 01/30/2027	3,520,412	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
975,000 (1)(3)	UBS Group AG, 1.494%, 08/10/2027	$952,154	0.0
477,000 (1)(2)(3)	UBS Group AG, 9.250%, 12/31/2199	568,733	0.0
2,217,000 (1)(3)	UBS Group AG, 9.250%, 12/31/2199	2,451,324	0.0
1,800,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	1,862,845	0.0
476,000 (3)	Wells Fargo & Co., 5.499%, 01/23/2035	496,677	0.0
10,444,000 (2)(3)	Wells Fargo & Co., 5.605%, 04/23/2036	10,964,526	0.1
657,000 (3)	Wells Fargo & Co., 6.491%, 10/23/2034	730,220	0.0
1,878,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	1,861,403	0.0
3,280,000 (1)(2)	Westpac New Zealand Ltd., 5.132%, 02/26/2027	3,329,393	0.0
429,000	Weyerhaeuser Co., 4.750%, 05/15/2026	430,229	0.0
5,105,000 (1)	Wynnton Funding Trust, 5.251%, 08/15/2035	5,149,667	0.1
8,686,000 (1)	Wynnton Funding Trust II, 5.991%, 08/15/2055	8,921,982	0.1
		742,890,579	7.5
	Government: 0.1%
8,150,000 (1)	Eagle Funding Luxco Sarl, 5.500%, 08/17/2030	8,284,475	0.1

	Industrial: 2.0%
2,148,000 (2)	3M Co., 5.150%, 03/15/2035	2,201,402	0.0
2,294,000	AGCO Corp., 5.450%, 03/21/2027	2,328,261	0.0
1,415,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	1,462,699	0.0
1,790,000 (1)	AmeriTex HoldCo Intermediate LLC, 7.625%, 08/15/2033	1,864,703	0.0
2,360,000 (1)(2)	Arcosa, Inc., 6.875%, 08/15/2032	2,466,950	0.0
4,322,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	4,426,071	0.1
3,937,000 (1)	BAE Systems PLC, 5.125%, 03/26/2029	4,055,811	0.1
3,668,000	Berry Global, Inc., 1.650%, 01/15/2027	3,554,531	0.1
1,774,000	Boeing Co., 5.930%, 05/01/2060	1,773,604	0.0
387,000 (2)	Boeing Co., 6.858%, 05/01/2054	441,746	0.0
2,446,000	Boeing Co., 7.008%, 05/01/2064	2,833,694	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
3,080,000 (1)(2)	Bombardier, Inc., 7.250%, 07/01/2031	$3,268,749	0.0
1,419,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	1,348,306	0.0
629,000	Carrier Global Corp., 2.722%, 02/15/2030	589,737	0.0
571,000	Carrier Global Corp., 5.900%, 03/15/2034	613,042	0.0
3,020,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	3,003,907	0.0
2,045,000	Caterpillar Financial Services Corp., 4.700%, 11/15/2029	2,095,645	0.0
3,719,000	Caterpillar, Inc., 5.200%, 05/15/2035	3,849,177	0.1
2,750,000 (1)(2)(3)	Cemex SAB de CV, 7.200%, 12/31/2199	2,861,100	0.0
3,892,000 (2)	CNH Industrial Capital LLC, 5.100%, 04/20/2029	3,986,976	0.1
3,770,000 (2)	CNH Industrial Capital LLC, 5.500%, 01/12/2029	3,902,936	0.1
2,914,000 (2)	CRH SMW Finance DAC, 5.200%, 05/21/2029	3,005,940	0.0
431,000	CSX Corp., 4.650%, 03/01/2068	365,960	0.0
3,910,000 (1)(2)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	4,024,168	0.1
2,800,000 (1)(2)	Energizer Holdings, Inc., 4.375%, 03/31/2029	2,689,036	0.0
246,000 (1)	FedEx Corp., 4.550%, 04/01/2046	206,825	0.0
1,762,724	FedEx Corp. Class AA Pass Through Trust 20-1, AA, 1.875%, 08/20/2035	1,529,641	0.0
4,322,000 (2)	Flex Ltd., 5.250%, 01/15/2032	4,434,329	0.1
2,209,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	2,114,996	0.0
1,361,000 (2)	Fortune Brands Innovations, Inc., 4.000%, 03/25/2032	1,297,688	0.0
2,910,000 (1)(2)	FTAI Aviation Investors LLC, 7.000%, 06/15/2032	3,047,925	0.0
1,231,000	GATX Corp., 4.000%, 06/30/2030	1,211,284	0.0
730,000 (2)	GATX Corp., 6.050%, 06/05/2054	759,541	0.0
3,933,000	HEICO Corp., 5.250%, 08/01/2028	4,039,524	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
4,418,000	Honeywell International, Inc., 4.750%, 02/01/2032	$4,501,534	0.1
1,305,000	Honeywell International, Inc., 5.000%, 03/01/2035	1,327,373	0.0
2,209,000 (2)	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	2,179,469	0.0
2,830,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	2,755,004	0.0
1,116,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	1,153,600	0.0
1,318,000 (2)	Ingersoll Rand, Inc., 5.400%, 08/14/2028	1,363,718	0.0
739,000 (2)	Ingersoll Rand, Inc., 5.450%, 06/15/2034	770,972	0.0
3,334,000 (2)	John Deere Capital Corp., 4.400%, 09/08/2031	3,359,011	0.1
6,059,000 (2)	John Deere Capital Corp., MTN, 4.700%, 06/10/2030	6,218,764	0.1
2,577,000 (2)	John Deere Capital Corp., MTN, 4.850%, 06/11/2029	2,649,429	0.0
4,774,000 (2)	John Deere Capital Corp., MTN, 4.900%, 03/07/2031	4,925,158	0.1
1,040,000 (1)	Komatsu Finance America, Inc., 4.196%, 09/18/2030	1,034,836	0.0
2,016,000 (2)	L3Harris Technologies, Inc., 5.050%, 06/01/2029	2,073,760	0.0
669,000 (2)	Mohawk Industries, Inc., 5.850%, 09/18/2028	699,401	0.0
310,000	Norfolk Southern Corp., 5.050%, 08/01/2030	321,598	0.0
910,000	Norfolk Southern Corp., 5.550%, 03/15/2034	965,641	0.0
157,000	Norfolk Southern Corp., 5.950%, 03/15/2064	166,136	0.0
2,950,000 (1)(2)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	3,006,717	0.0
3,339,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.200%, 11/15/2025	3,325,161	0.0
4,012,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.700%, 06/15/2026	3,938,608	0.1
4,819,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	4,958,091	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
3,819,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 02/01/2030	$3,940,919	0.1
7,085,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	7,290,357	0.1
1,945,000 (1)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	2,016,234	0.0
1,980,000 (2)	Raytheon Technologies Corp., 4.450%, 11/16/2038	1,864,557	0.0
3,343,000	Ryder System, Inc., 5.000%, 03/15/2030	3,428,269	0.1
1,690,000 (2)	Ryder System, Inc., 6.600%, 12/01/2033	1,894,100	0.0
2,007,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	2,056,034	0.0
2,013,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	2,068,550	0.0
385,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	399,020	0.0
2,756,000 (2)	Ryder System, Inc., MTN, 5.500%, 06/01/2029	2,876,786	0.0
2,986,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	2,894,269	0.0
2,825,000 (1)(2)	Sealed Air Corp/Sealed Air Corp. US, 7.250%, 02/15/2031	2,967,855	0.0
1,200,000 (1)(2)	Sensata Technologies, Inc., 6.625%, 07/15/2032	1,243,144	0.0
5,944,000	Smurfit Kappa Treasury ULC, 5.200%, 01/15/2030	6,124,782	0.1
1,983,000	Smurfit Kappa Treasury ULC, 5.438%, 04/03/2034	2,058,961	0.0
847,000 (2)	Smurfit Kappa Treasury ULC, 5.777%, 04/03/2054	865,982	0.0
1,940,000 (1)(2)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	2,050,450	0.0
2,193,000 (2)	Sonoco Products Co., 4.600%, 09/01/2029	2,207,091	0.0
720,000 (1)(2)	Standard Building Solutions, Inc., 6.500%, 08/15/2032	739,473	0.0
3,925,000 (1)(2)	Standard Industries, Inc., 4.375%, 07/15/2030	3,765,761	0.1
2,500,000 (1)(2)	Terex Corp., 6.250%, 10/15/2032	2,548,790	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
2,210,000 (1)(2)	TransDigm, Inc., 6.750%, 01/31/2034	$2,286,630	0.0
441,000	Union Pacific Corp., 3.750%, 02/05/2070	307,332	0.0
100,000	Union Pacific Corp., 3.799%, 04/06/2071	70,592	0.0
119,000	Union Pacific Corp., 4.100%, 09/15/2067	90,714	0.0
2,424,000 (2)	Union Pacific Corp., 5.100%, 02/20/2035	2,493,608	0.0
243,000	Union Pacific Corp., 5.150%, 01/20/2063	228,343	0.0
3,023,000	United Parcel Service, Inc., 5.950%, 05/14/2055	3,160,160	0.0
1,414,000	United Parcel Service, Inc., 6.050%, 05/14/2065	1,481,471	0.0
2,500,000 (1)	Waste Pro USA, Inc., 7.000%, 02/01/2033	2,595,743	0.0
2,250,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	2,281,879	0.0
		203,647,741	2.0
	Technology: 2.0%
8,155,000	Accenture Capital, Inc., 4.250%, 10/04/2031	8,147,939	0.1
4,705,000 (2)	Adobe, Inc., 4.950%, 01/17/2030	4,877,895	0.1
2,400,000 (1)(2)	Amentum Escrow Corp., 7.250%, 08/01/2032	2,493,986	0.0
3,913,000 (1)(2)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	3,840,150	0.0
5,034,000 (1)	Broadcom, Inc., 2.450%, 02/15/2031	4,580,025	0.1
4,997,000 (1)(2)	Broadcom, Inc., 3.187%, 11/15/2036	4,266,260	0.1
2,779,000	Broadcom, Inc., 4.800%, 10/15/2034	2,799,512	0.0
3,884,000	Broadcom, Inc., 4.900%, 07/15/2032	3,974,401	0.1
7,138,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	7,121,978	0.1
2,417,000	Broadcom, Inc., 5.050%, 04/15/2030	2,500,581	0.0
2,232,000	Broadcom, Inc., 5.150%, 11/15/2031	2,319,832	0.0
1,160,000	Broadcom, Inc., 5.200%, 04/15/2032	1,208,174	0.0
3,351,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	3,373,728	0.0
2,159,000 (2)	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	2,197,899	0.0
3,620,000 (1)(2)	Cloud Software Group, Inc., 8.250%, 06/30/2032	3,843,927	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
2,823,000 (1)(2)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	$2,883,571	0.0
1,745,000 (1)(2)	CoreWeave, Inc., 9.250%, 06/01/2030	1,804,337	0.0
736,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	742,037	0.0
2,923,000	Fiserv, Inc., 5.150%, 03/15/2027	2,962,513	0.0
1,267,000 (2)	Fiserv, Inc., 5.150%, 08/12/2034	1,282,733	0.0
1,770,000 (1)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	1,855,475	0.0
1,013,000 (1)	Foundry JV Holdco LLC, 5.875%, 01/25/2034	1,056,325	0.0
1,517,000 (1)	Foundry JV Holdco LLC, 5.900%, 01/25/2030	1,600,586	0.0
2,348,000 (1)	Foundry JV Holdco LLC, 6.200%, 01/25/2037	2,507,618	0.0
4,709,000	Hewlett Packard Enterprise Co., 4.850%, 10/15/2031	4,759,830	0.1
7,720,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	7,388,278	0.1
2,241,000	HP, Inc., 2.650%, 06/17/2031	2,022,164	0.0
3,913,000	IBM International Capital Pte Ltd., 4.750%, 02/05/2031	3,993,073	0.1
224,000 (2)	Intel Corp., 5.600%, 02/21/2054	215,229	0.0
1,732,000	Intel Corp., 5.700%, 02/10/2053	1,676,106	0.0
5,721,000 (2)	International Business Machines Corp., 4.800%, 02/10/2030	5,856,494	0.1
3,394,000 (2)	International Business Machines Corp., 5.000%, 02/10/2032	3,496,886	0.0
2,662,000 (2)	International Business Machines Corp., 5.200%, 02/10/2035	2,733,736	0.0
4,686,000 (2)	International Business Machines Corp., 5.700%, 02/10/2055	4,754,005	0.1
1,652,000	Intuit, Inc., 5.125%, 09/15/2028	1,705,991	0.0
4,514,000 (2)	Intuit, Inc., 5.500%, 09/15/2053	4,550,120	0.1
2,250,000 (2)	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	2,145,067	0.0
1,836,000	Marvell Technology, Inc., 5.750%, 02/15/2029	1,916,043	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
2,925,000	Micron Technology, Inc., 5.800%, 01/15/2035	$3,078,597	0.0
9,154,000	Micron Technology, Inc., 6.050%, 11/01/2035	9,785,912	0.1
4,737,000 (1)	MSCI, Inc., 3.625%, 09/01/2030	4,523,187	0.1
2,373,000	NetApp, Inc., 5.500%, 03/17/2032	2,470,308	0.0
4,184,000	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	4,190,213	0.1
1,521,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	1,462,206	0.0
4,220,000 (1)(2)	Open Text Holdings, Inc., 4.125%, 12/01/2031	3,906,537	0.0
5,315,000	Oracle Corp., 2.300%, 03/25/2028	5,082,452	0.1
2,306,000	Oracle Corp., 2.950%, 04/01/2030	2,173,366	0.0
2,691,000	Oracle Corp., 3.800%, 11/15/2037	2,327,534	0.0
162,000	Oracle Corp., 3.850%, 07/15/2036	144,318	0.0
456,000	Oracle Corp., 3.850%, 04/01/2060	313,825	0.0
2,420,000	Oracle Corp., 5.200%, 09/26/2035	2,434,247	0.0
4,832,000	Oracle Corp., 5.375%, 09/27/2054	4,441,885	0.1
1,978,000	Oracle Corp., 5.500%, 09/27/2064	1,812,890	0.0
2,860,000	Oracle Corp., 5.875%, 09/26/2045	2,869,418	0.0
5,830,000	Oracle Corp., 5.950%, 09/26/2055	5,816,104	0.1
3,953,000 (2)	Oracle Corp., 6.000%, 08/03/2055	3,971,174	0.1
3,560,000 (2)	Oracle Corp., 6.100%, 09/26/2065	3,556,091	0.0
1,591,000	Oracle Corp., 6.125%, 08/03/2065	1,598,340	0.0
2,095,000 (1)(2)	Playtika Holding Corp., 4.250%, 03/15/2029	1,925,378	0.0
2,405,000	Qualcomm, Inc., 4.750%, 05/20/2032	2,451,256	0.0
3,820,000 (2)	Qualcomm, Inc., 6.000%, 05/20/2053	4,109,123	0.1
2,338,000	Synopsys, Inc., 5.000%, 04/01/2032	2,389,974	0.0
2,017,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	2,089,007	0.0
2,209,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	2,023,891	0.0
		202,401,737	2.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: 2.8%
3,388,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	$3,388,000	0.0
4,035,000	AEP Texas, Inc., 5.450%, 05/15/2029	4,188,396	0.1
1,446,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	1,477,771	0.0
2,649,000	AES Corp., 1.375%, 01/15/2026	2,624,824	0.0
2,172,000 (1)	AES Corp., 3.950%, 07/15/2030	2,099,835	0.0
2,487,000 (2)	AES Corp., 5.450%, 06/01/2028	2,547,819	0.0
3,935,000 (2)	AES Corp., 5.800%, 03/15/2032	4,076,022	0.1
2,446,179	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	2,320,812	0.0
1,024,000	Alabama Power Co., 5.850%, 11/15/2033	1,099,481	0.0
2,014,000 (3)	Algonquin Power & Utilities Corp., 5.365%, 06/15/2026	2,028,938	0.0
1,860,000 (1)	Alpha Generation LLC, 6.750%, 10/15/2032	1,921,381	0.0
1,990,000	Ameren Corp., 1.750%, 03/15/2028	1,880,768	0.0
1,636,000	Ameren Corp., 5.000%, 01/15/2029	1,673,356	0.0
2,236,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	2,007,240	0.0
2,036,000	Avangrid, Inc., 3.800%, 06/01/2029	1,999,805	0.0
1,790,000	Black Hills Corp., 3.050%, 10/15/2029	1,700,859	0.0
11,150,000	Black Hills Corp., 4.550%, 01/31/2031	11,156,685	0.1
1,028,000 (2)	Black Hills Corp., 6.000%, 01/15/2035	1,095,284	0.0
1,899,000 (1)	Boston Gas Co., 5.843%, 01/10/2035	2,004,647	0.0
1,750,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	1,811,530	0.0
2,859,202 (1)	Chile Electricity Lux Mpc II Sarl, 5.580%, 10/20/2035	2,939,617	0.0
1,765,000 (1)	Cleveland Electric Illuminating Co., 3.500%, 04/01/2028	1,734,509	0.0
1,274,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	1,178,055	0.0
4,656,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	4,548,663	0.1
3,750,000 (1)(2)	Comision Federal de Electricidad, 5.700%, 01/24/2030	3,820,313	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
5,075,000 (1)(2)	Comision Federal de Electricidad, 6.450%, 01/24/2035	$5,192,029	0.1
399,000	Consolidated Edison Co. of New York, Inc. 05-A, 5.300%, 03/01/2035	410,730	0.0
1,228,000	DTE Energy Co., 4.950%, 07/01/2027	1,243,891	0.0
3,384,000	DTE Energy Co., 5.200%, 04/01/2030	3,488,360	0.1
1,036,000 (2)	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	949,207	0.0
2,801,000 (2)	Duke Energy Florida LLC, 2.400%, 12/15/2031	2,519,574	0.0
820,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	885,477	0.0
1,330,000 (2)	Duke Energy Ohio, Inc., 2.125%, 06/01/2030	1,215,186	0.0
3,247,000	Duke Energy Progress LLC, 5.550%, 03/15/2055	3,268,971	0.1
1,316,000 (1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	1,184,634	0.0
1,896,000	Entergy Corp., 2.400%, 06/15/2031	1,695,795	0.0
1,029,000	Entergy Corp., 2.800%, 06/15/2030	960,685	0.0
1,648,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	1,681,964	0.0
1,771,000 (2)	Entergy Texas, Inc., 4.000%, 03/30/2029	1,762,338	0.0
3,934,000	Essential Utilities, Inc., 2.704%, 04/15/2030	3,664,408	0.1
1,048,000	Essential Utilities, Inc., 5.375%, 01/15/2034	1,073,560	0.0
1,664,000	Evergy Kansas Central, Inc., 5.250%, 03/15/2035	1,697,524	0.0
734,000 (2)	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	790,534	0.0
1,773,000	Evergy Metro, Inc. 2020, 2.250%, 06/01/2030	1,625,508	0.0
2,209,000 (2)	Eversource Energy, 2.550%, 03/15/2031	1,993,039	0.0
4,069,000	Eversource Energy, 2.900%, 03/01/2027	3,997,725	0.1
1,116,000	Eversource Energy, 5.125%, 05/15/2033	1,132,125	0.0
2,467,000 (2)	Eversource Energy, 5.450%, 03/01/2028	2,534,626	0.0
1,302,000	Eversource Energy, 5.500%, 01/01/2034	1,345,582	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
2,494,000	Eversource Energy, 5.950%, 02/01/2029	$2,613,353	0.0
2,241,000 (2)	Eversource Energy U, 1.400%, 08/15/2026	2,187,508	0.0
3,971,000	Exelon Corp., 5.150%, 03/15/2028	4,063,985	0.1
1,749,000	Exelon Corp., 5.150%, 03/15/2029	1,799,885	0.0
3,065,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	3,046,953	0.1
1,569,000	Florida Power & Light Co., 4.625%, 05/15/2030	1,599,024	0.0
1,836,000	Florida Power & Light Co., 5.300%, 06/15/2034	1,916,492	0.0
1,311,000	Georgia Power Co., 4.650%, 05/16/2028	1,330,851	0.0
1,906,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	1,867,802	0.0
570,000 (1)(2)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	510,038	0.0
2,953,000 (1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	2,952,720	0.0
799,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	836,707	0.0
2,250,000 (1)(2)	Liberty Utilities Co., 5.577%, 01/31/2029	2,322,130	0.0
3,356,000 (1)(2)	Liberty Utilities Co., 5.869%, 01/31/2034	3,479,066	0.1
2,480,000 (1)	Lightning Power LLC, 7.250%, 08/15/2032	2,627,414	0.0
799,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	836,770	0.0
62,000	Mississippi Power Co., 4.750%, 10/15/2041	55,879	0.0
2,006,000 (1)	Monongahela Power Co., 3.550%, 05/15/2027	1,988,941	0.0
1,793,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	1,896,581	0.0
2,387,000 (1)	Narragansett Electric Co., 3.395%, 04/09/2030	2,291,942	0.0
2,634,000 (2)	National Grid PLC, 5.418%, 01/11/2034	2,736,283	0.0
3,811,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	3,542,676	0.1
1,992,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	1,800,420	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
556,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	$543,425	0.0
2,846,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 08/15/2034	2,904,915	0.0
326,000 (2)	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	349,910	0.0
1,994,000 (3)	National Rural Utilities Cooperative Finance Corp., 7.482%, (TSFR3M + 3.172%), 04/30/2043	1,989,978	0.0
1,909,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.650%, 06/15/2031	1,650,766	0.0
3,483,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	3,388,293	0.1
4,451,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	4,346,247	0.1
2,747,000 (2)	NextEra Energy Capital Holdings, Inc., 5.300%, 03/15/2032	2,854,546	0.0
2,688,000 (3)	NextEra Energy Capital Holdings, Inc., 6.375%, 08/15/2055	2,793,520	0.0
2,801,000 (2)(3)	NextEra Energy Capital Holdings, Inc., 6.500%, 08/15/2055	2,969,847	0.0
2,000,000 (1)(2)	Niagara Energy SAC, 5.746%, 10/03/2034	2,056,010	0.0
2,980,000 (1)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	2,684,805	0.0
406,000 (1)	Niagara Mohawk Power Corp., 5.664%, 01/17/2054	404,234	0.0
3,305,000 (2)	NiSource, Inc., 5.850%, 04/01/2055	3,355,522	0.1
7,116,000 (1)	NorthWestern Corp., 5.073%, 03/21/2030	7,300,643	0.1
2,125,000 (1)(2)	NRG Energy, Inc., 6.000%, 02/01/2033	2,159,693	0.0
1,173,000	NSTAR Electric Co., 1.950%, 08/15/2031	1,027,037	0.0
836,000	NSTAR Electric Co., 5.400%, 06/01/2034	870,899	0.0
1,011,000	OGE Energy Corp., 5.450%, 05/15/2029	1,050,751	0.0
1,342,000	ONE Gas, Inc., 5.100%, 04/01/2029	1,384,361	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,171,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	$940,754	0.0
696,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	584,776	0.0
2,283,000 (1)	Pennsylvania Electric Co., 5.150%, 03/30/2026	2,289,700	0.0
3,141,000 (1)	PSEG Power LLC, 5.200%, 05/15/2030	3,224,221	0.1
3,721,000 (1)(2)	PSEG Power LLC, 5.750%, 05/15/2035	3,895,903	0.1
1,318,000 (2)	Public Service Electric and Gas Co., MTN, 5.200%, 03/01/2034	1,367,406	0.0
1,399,000	Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	1,227,540	0.0
2,994,000 (2)	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	2,657,985	0.0
2,440,000	Public Service Enterprise Group, Inc., 4.900%, 03/15/2030	2,496,181	0.0
3,558,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	3,673,212	0.1
1,086,000 (2)	Public Service Enterprise Group, Inc., 5.400%, 03/15/2035	1,119,864	0.0
2,700,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	2,796,191	0.0
3,686,000 (2)(3)	Sempra, 6.400%, 10/01/2054	3,771,534	0.1
4,593,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	3,947,782	0.1
3,166,000	Southern Co., 5.113%, 08/01/2027	3,220,656	0.1
4,114,000 (3)	Southern Co. 21-A, 3.750%, 09/15/2051	4,064,465	0.1
1,071,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	1,097,335	0.0
4,102,000	Southwestern Electric Power Co. N, 1.650%, 03/15/2026	4,054,301	0.1
8,722,000	Southwestern Public Service Co., 5.300%, 05/15/2035	8,909,925	0.1
455,000 (2)	Southwestern Public Service Co., 6.000%, 06/01/2054	474,491	0.0
2,883,000	Tucson Electric Power Co., 5.200%, 09/15/2034	2,935,646	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
2,795,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	$2,738,530	0.0
3,809,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	3,610,610	0.1
2,240,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	2,113,007	0.0
1,057,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	1,077,419	0.0
1,222,000 (2)	Wisconsin Electric Power Co., 1.700%, 06/15/2028	1,153,043	0.0
1,354,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	1,407,040	0.0
2,854,000 (2)	Xcel Energy, Inc., 5.600%, 04/15/2035	2,960,887	0.0
		281,837,308	2.8
	Total Corporate Bonds/ Notes
	(Cost $2,586,293,341)	2,627,277,494	26.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.1%
	Federal Home Loan Mortgage Corporation: 1.0%(4)
70,000	2.500%, 05/01/2030	67,818	0.0
170,893	2.500%, 05/01/2030	165,433	0.0
279,463	2.500%, 06/01/2030	270,556	0.0
577,052	3.000%, 11/01/2042	531,799	0.0
575,338	3.000%, 02/01/2043	529,986	0.0
632,787	3.000%, 03/01/2045	577,261	0.0
659,887	3.000%, 03/01/2045	604,847	0.0
1,883,816	3.000%, 04/01/2045	1,723,966	0.0
1,931,669	3.000%, 04/01/2045	1,764,966	0.0
858,555	3.000%, 10/01/2046	786,672	0.0
7,280,474	3.000%, 10/01/2046	6,592,034	0.1
2,818,929	3.000%, 03/01/2048	2,552,433	0.0
3,445,518	3.000%, 03/01/2048	3,120,854	0.1
9,100,223	3.000%, 08/01/2048	8,214,355	0.1
2,816,445	3.500%, 01/01/2045	2,665,056	0.0
1,036,479	3.500%, 03/01/2045	975,724	0.0
4,389,758	3.500%, 12/01/2046	4,119,640	0.1
8,013,139	3.500%, 12/01/2046	7,503,779	0.1
3,470,605	3.500%, 04/01/2047	3,261,982	0.1
2,318,678	3.500%, 07/01/2047	2,169,829	0.0
2,194,792	3.500%, 10/01/2047	2,045,928	0.0
8,533,480	3.500%, 01/01/2048	7,955,249	0.1
1,153,677	3.500%, 03/01/2048	1,077,055	0.0
20,453,712	3.500%, 03/01/2048	19,130,099	0.2
231,269	4.000%, 10/01/2041	224,298	0.0
332,032	4.000%, 12/01/2041	322,199	0.0
1,030,941	4.000%, 08/01/2044	994,117	0.0
323,338	4.000%, 07/01/2045	311,824	0.0
503,380	4.000%, 09/01/2045	480,264	0.0
805,329	4.000%, 09/01/2045	776,651	0.0
974,374	4.000%, 09/01/2045	939,272	0.0
7,867,153	4.000%, 11/01/2045	7,582,104	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
792,654	4.000%, 05/01/2046	$763,525	0.0
487,332	4.000%, 05/01/2047	471,529	0.0
2,783,379	4.000%, 11/01/2047	2,673,563	0.0
169,221	4.000%, 03/01/2048	162,983	0.0
3,150,486	4.000%, 06/01/2048	3,053,643	0.0
133,698	4.500%, 08/01/2041	133,731	0.0
339,225	4.500%, 09/01/2041	339,834	0.0
335,792	4.500%, 10/01/2041	336,774	0.0
956,686	4.500%, 03/01/2044	953,973	0.0
1,542,238	4.500%, 02/01/2048	1,524,493	0.0
181,771	4.500%, 06/01/2048	179,642	0.0
31,284	5.000%, 01/01/2041	32,094	0.0
180,394	5.000%, 04/01/2041	182,556	0.0
9,698	5.500%, 07/01/2037	10,109	0.0
548,835	5.500%, 11/01/2038	570,701	0.0
5,938	6.000%, 01/01/2029	6,071	0.0
1,265	6.500%, 12/01/2031	1,311	0.0
141,496	6.500%, 09/01/2034	146,714	0.0
1,972 (3)	6.502%, (RFUCCT1Y + 1.755%), 05/01/2037	2,028	0.0
		101,583,324	1.0
	Federal National Mortgage Association: 0.3%(4)
14,189,754	3.000%, 12/01/2054	12,596,783	0.2
1,881,423	3.500%, 01/01/2044	1,778,138	0.0
2,338,136	4.000%, 12/01/2046	2,281,319	0.0
905,325	4.500%, 09/01/2047	898,027	0.0
6,769,134	5.000%, 08/01/2056	6,792,262	0.1
48,425	6.000%, 05/01/2038	49,951	0.0
		24,396,480	0.3
	Government National Mortgage Association: 3.0%
7,574,903	2.500%, 03/20/2051	6,531,644	0.1
4,319,534	2.500%, 04/20/2051	3,725,974	0.0
17,821,899	2.500%, 04/20/2051	15,367,290	0.2
6,137,613	2.500%, 05/20/2051	5,290,361	0.1
15,936,579	2.500%, 08/20/2051	13,741,438	0.1
6,906,901	2.500%, 09/20/2051	5,953,397	0.1
12,025,540	2.500%, 11/20/2051	10,365,372	0.1
15,968,995	2.500%, 12/20/2051	13,764,381	0.1
20,835,821	2.500%, 04/20/2052	17,959,303	0.2
4,530,365	3.000%, 10/20/2049	4,115,949	0.0
2,418,239	3.000%, 11/20/2049	2,197,036	0.0
2,177,741	3.000%, 10/20/2051	1,947,316	0.0
4,015,969	3.000%, 10/20/2051	3,509,787	0.0
2,437,465	3.000%, 11/20/2051	2,130,241	0.0
580,574	3.500%, 07/20/2046	529,936	0.0
2,515,238	3.500%, 07/20/2046	2,277,229	0.0
804,619	3.500%, 10/20/2046	739,410	0.0
338,141	3.500%, 02/20/2047	311,990	0.0
217,438	3.500%, 03/20/2047	200,081	0.0
237,325	3.500%, 07/20/2047	220,434	0.0
528,519	3.500%, 08/20/2047	486,336	0.0
571,537	3.500%, 09/20/2047	525,207	0.0
5,004,044	3.500%, 12/20/2047	4,612,865	0.1
3,008,280	3.500%, 01/20/2048	2,779,376	0.0
2,580,265	3.500%, 02/20/2048	2,358,401	0.0
4,506,195	3.500%, 02/20/2048	4,175,868	0.1
346,345	3.500%, 03/20/2048	318,912	0.0
11,873,889	3.500%, 03/20/2048	10,986,842	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
88,764	4.000%, 11/20/2040	$87,277	0.0
500,004	4.000%, 03/20/2046	478,964	0.0
6,559,183	4.000%, 09/20/2047	6,278,991	0.1
3,047,283	4.000%, 02/20/2050	2,908,368	0.0
5,280,817	4.000%, 05/20/2053	5,010,842	0.1
118,923	4.500%, 10/15/2039	120,892	0.0
83,780	4.500%, 11/15/2039	83,728	0.0
92,600	4.500%, 11/15/2039	92,315	0.0
28,477	4.500%, 12/15/2039	28,442	0.0
5,307,068	4.500%, 08/20/2040	5,341,389	0.1
6,233,316	4.500%, 09/20/2040	6,269,817	0.1
4,122,441	4.500%, 06/20/2041	4,126,328	0.1
26,514	4.500%, 08/20/2041	26,686	0.0
514,750	4.500%, 09/15/2047	505,853	0.0
3,592,722	5.000%, 11/20/2052	3,597,084	0.0
1,004,476	5.000%, 01/20/2053	1,004,869	0.0
1,776,765	5.000%, 06/20/2053	1,777,085	0.0
80,000,000 (5)	5.500%, 10/20/2055	80,607,882	0.8
41,563,000 (5)	6.000%, 10/20/2055	42,276,629	0.4
		297,745,817	3.0
	Uniform Mortgage-Backed Securities: 10.8%
16,508,562	2.000%, 12/01/2050	13,449,375	0.1
10,300,369	2.000%, 05/01/2051	8,456,709	0.1
22,151,318	2.000%, 05/01/2051	17,972,522	0.2
29,227,102	2.000%, 05/01/2051	23,758,831	0.2
851,729	2.000%, 07/01/2051	692,202	0.0
4,345,576	2.000%, 08/01/2051	3,539,998	0.0
9,186,253	2.000%, 08/01/2051	7,463,748	0.1
17,859,142	2.000%, 09/01/2051	14,501,432	0.2
8,428,789	2.000%, 10/01/2051	6,839,043	0.1
817,437	2.000%, 11/01/2051	668,085	0.0
1,823,356	2.000%, 11/01/2051	1,490,219	0.0
14,407,134	2.000%, 11/01/2051	11,847,710	0.1
7,301,502	2.000%, 12/01/2051	5,971,825	0.1
25,438,214	2.000%, 12/01/2051	20,639,859	0.2
4,248,987	2.000%, 01/01/2052	3,487,296	0.0
3,587,705	2.000%, 02/01/2052	2,938,837	0.0
4,290,456	2.000%, 02/01/2052	3,516,671	0.0
7,027,725	2.000%, 02/01/2052	5,756,455	0.1
7,282,838	2.000%, 02/01/2052	5,956,152	0.1
10,282,440	2.000%, 02/01/2052	8,436,383	0.1
10,686,222	2.000%, 02/01/2052	8,784,394	0.1
12,140,428	2.000%, 02/01/2052	9,979,932	0.1
21,764,132	2.000%, 02/01/2052	17,645,828	0.2
23,419,043	2.000%, 02/01/2052	19,195,504	0.2
4,414,988	2.000%, 03/01/2052	3,618,788	0.0
4,545,597	2.000%, 03/01/2052	3,731,942	0.0
5,313,414	2.000%, 03/01/2052	4,327,819	0.1
5,707,125	2.000%, 04/01/2052	4,691,446	0.1
364,656	2.500%, 05/01/2030	353,420	0.0
534,726	2.500%, 06/01/2030	519,457	0.0
706,253	2.500%, 06/01/2030	685,770	0.0
302,161	2.500%, 07/01/2030	293,260	0.0
12,557	2.500%, 02/01/2050	10,713	0.0
19,856	2.500%, 04/01/2050	16,897	0.0
15,756	2.500%, 05/01/2050	13,431	0.0
30,113	2.500%, 05/01/2050	25,677	0.0
30,453	2.500%, 05/01/2050	25,949	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
56,580	2.500%, 05/01/2050	$48,228	0.0
154,832	2.500%, 05/01/2050	131,991	0.0
14,164	2.500%, 06/01/2050	12,071	0.0
1,443,051	2.500%, 06/01/2050	1,237,828	0.0
17,187,798	2.500%, 06/01/2050	14,781,541	0.2
187,039	2.500%, 07/01/2050	159,357	0.0
2,933,001	2.500%, 07/01/2050	2,499,729	0.0
23,070,480	2.500%, 07/01/2050	19,681,362	0.2
91,614	2.500%, 08/01/2050	78,193	0.0
634,456	2.500%, 08/01/2050	541,264	0.0
1,662,360	2.500%, 08/01/2050	1,416,617	0.0
1,865,171	2.500%, 08/01/2050	1,587,611	0.0
19,402,083	2.500%, 08/01/2050	16,685,735	0.2
23,514	2.500%, 09/01/2050	20,072	0.0
71,786	2.500%, 09/01/2050	61,048	0.0
176,374	2.500%, 09/01/2050	150,246	0.0
723,271	2.500%, 09/01/2050	615,211	0.0
836,378	2.500%, 09/01/2050	711,666	0.0
3,580,104	2.500%, 10/01/2050	3,046,636	0.0
3,808,174	2.500%, 10/01/2050	3,227,718	0.0
3,064,280	2.500%, 11/01/2050	2,614,346	0.0
72,648	2.500%, 01/01/2051	61,854	0.0
9,047,180	2.500%, 02/01/2051	7,701,929	0.1
20,256,719	2.500%, 04/01/2051	17,204,594	0.2
2,991,169	2.500%, 05/01/2051	2,556,353	0.0
33,554,760	2.500%, 06/01/2051	28,520,292	0.3
3,612,899	2.500%, 09/01/2051	3,092,847	0.0
16,649,917	2.500%, 11/01/2051	14,149,587	0.2
2,253,088	2.500%, 12/01/2051	1,933,527	0.0
14,375,179	2.500%, 12/01/2051	12,356,900	0.1
13,762,119	2.500%, 01/01/2052	11,813,979	0.1
3,191,952	2.500%, 02/01/2052	2,743,278	0.0
3,282,218	2.500%, 02/01/2052	2,813,580	0.0
5,619,042	2.500%, 02/01/2052	4,796,029	0.1
6,506,166	2.500%, 02/01/2052	5,553,262	0.1
10,286,174	2.500%, 02/01/2052	8,718,251	0.1
99,388,280	2.500%, 02/01/2052	84,927,183	0.9
5,472,028	2.500%, 03/01/2052	4,681,948	0.1
7,949,700	2.500%, 03/01/2052	6,793,116	0.1
25,681,642	2.500%, 03/01/2052	22,007,112	0.2
15,936,393	2.500%, 04/01/2052	13,592,223	0.1
494,646	3.000%, 08/01/2030	485,871	0.0
249,378	3.000%, 09/01/2030	244,497	0.0
597,088	3.000%, 08/01/2035	578,949	0.0
1,295,778	3.000%, 04/01/2043	1,192,468	0.0
1,237,050	3.000%, 07/01/2043	1,137,644	0.0
390,263	3.000%, 08/01/2043	359,197	0.0
258,155	3.000%, 09/01/2043	237,494	0.0
4,215,578	3.000%, 04/01/2045	3,856,274	0.0
824,601	3.000%, 08/01/2046	748,273	0.0
1,791,508	3.000%, 08/01/2046	1,622,355	0.0
595,404	3.000%, 11/01/2046	542,498	0.0
1,327,439	3.000%, 12/01/2046	1,200,447	0.0
5,143,932	3.000%, 12/01/2046	4,653,398	0.1
9,924,931	3.000%, 01/01/2047	8,975,439	0.1
2,430,568	3.000%, 02/01/2047	2,198,020	0.0
3,085,872	3.000%, 03/01/2047	2,790,631	0.0
2,349,887	3.000%, 07/01/2047	2,125,138	0.0
18,855,607	3.000%, 10/01/2050	16,724,078	0.2

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,737,773	3.000%, 03/01/2051	$1,534,705	0.0
4,105,380	3.000%, 01/01/2052	3,641,954	0.0
3,129,675	3.000%, 02/01/2052	2,790,724	0.0
3,518,688	3.000%, 02/01/2052	3,136,325	0.0
4,219,277	3.000%, 02/01/2052	3,754,198	0.0
4,484,491	3.000%, 02/01/2052	4,003,859	0.0
4,640,527	3.000%, 02/01/2052	4,137,800	0.1
9,686,144	3.000%, 02/01/2052	8,623,800	0.1
8,356,447	3.000%, 03/01/2052	7,447,278	0.1
13,145,065	3.000%, 03/01/2052	11,676,149	0.1
17,344,331	3.000%, 05/01/2052	15,438,779	0.2
9,088,853	3.500%, 06/01/2034	8,918,794	0.1
1,565,918	3.500%, 10/01/2042	1,478,569	0.0
677,096	3.500%, 04/01/2043	639,047	0.0
1,972,859	3.500%, 08/01/2043	1,862,198	0.0
1,194,519	3.500%, 03/01/2044	1,127,418	0.0
142,900	3.500%, 01/01/2046	134,362	0.0
110,512	3.500%, 02/01/2046	103,834	0.0
224,079	3.500%, 02/01/2046	210,784	0.0
634,869	3.500%, 08/01/2047	593,323	0.0
858,508	3.500%, 09/01/2047	799,928	0.0
10,910,119	3.500%, 11/01/2047	10,229,182	0.1
320,026	3.500%, 12/01/2047	298,191	0.0
747,608	3.500%, 02/01/2048	692,195	0.0
673,809	3.500%, 05/01/2048	625,573	0.0
6,112,724	3.500%, 07/01/2048	5,718,078	0.1
1,538,500	3.500%, 10/01/2049	1,442,253	0.0
1,901,208	3.500%, 02/01/2052	1,749,389	0.0
7,559,873	3.500%, 07/01/2052	6,923,379	0.1
80,896	4.000%, 03/01/2042	78,790	0.0
75,791	4.000%, 07/01/2042	73,754	0.0
282,438	4.000%, 07/01/2042	272,914	0.0
616,107	4.000%, 07/01/2042	599,552	0.0
355,643	4.000%, 09/01/2043	345,902	0.0
994,179	4.000%, 01/01/2045	956,996	0.0
6,480,686	4.000%, 01/01/2045	6,311,140	0.1
722,037	4.000%, 03/01/2045	690,037	0.0
2,503,375	4.000%, 05/01/2045	2,411,556	0.0
735,935	4.000%, 06/01/2045	708,562	0.0
691,393	4.000%, 11/01/2045	667,594	0.0
2,085,189	4.000%, 02/01/2046	2,007,203	0.0
3,728,573	4.000%, 07/01/2047	3,586,775	0.0
336,487	4.000%, 08/01/2047	323,707	0.0
946,222	4.000%, 08/01/2047	907,611	0.0
40,593	4.000%, 03/01/2048	38,992	0.0
301,211	4.000%, 03/01/2048	289,725	0.0
2,294,211	4.000%, 09/01/2048	2,202,040	0.0
6,744,478	4.000%, 04/01/2049	6,472,360	0.1
7,844,938	4.000%, 05/01/2052	7,454,760	0.1
4,893,082	4.000%, 06/01/2052	4,669,388	0.1
2,792,600	4.000%, 11/01/2052	2,687,753	0.0
4,651,356	4.000%, 11/01/2052	4,402,199	0.1
8,902,380	4.000%, 12/01/2054	8,397,866	0.1
798,818	4.250%, 11/01/2043	785,973	0.0
62,929	4.500%, 11/01/2040	62,998	0.0
184,907	4.500%, 11/01/2040	185,511	0.0
1,072,627	4.500%, 11/01/2040	1,074,258	0.0
1,881	4.500%, 12/01/2040	1,883	0.0
3,109	4.500%, 12/01/2040	3,117	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
2,038	4.500%, 01/01/2041	$2,034	0.0
3,596	4.500%, 01/01/2041	3,598	0.0
132,063	4.500%, 10/01/2041	131,884	0.0
236,466	4.500%, 10/01/2044	233,401	0.0
356,911	4.500%, 12/01/2045	354,441	0.0
251,194	4.500%, 04/01/2047	249,504	0.0
731,647	4.500%, 04/01/2047	723,408	0.0
1,284,938	4.500%, 04/01/2047	1,271,279	0.0
1,810,897	4.500%, 04/01/2047	1,794,513	0.0
457,481	4.500%, 05/01/2047	449,369	0.0
573,182	4.500%, 05/01/2047	568,958	0.0
730,785	4.500%, 05/01/2047	723,199	0.0
754,941	4.500%, 05/01/2047	751,093	0.0
772,172	4.500%, 05/01/2047	767,094	0.0
284,199	4.500%, 06/01/2047	280,882	0.0
410,618	4.500%, 06/01/2047	405,825	0.0
518,559	4.500%, 06/01/2047	513,060	0.0
1,316,123	4.500%, 07/01/2047	1,300,757	0.0
97,852	4.500%, 08/01/2047	96,689	0.0
6,147,276	4.500%, 08/01/2052	6,019,042	0.1
6,927,722	4.500%, 12/01/2054	6,725,197	0.1
998,777	5.000%, 05/01/2042	1,024,599	0.0
46,690	5.500%, 03/01/2037	48,249	0.0
57,320	5.500%, 06/01/2039	59,673	0.0
503,346	5.500%, 10/01/2039	521,567	0.0
45,055,321	5.500%, 06/01/2053	45,616,338	0.5
34,975,674	5.500%, 08/01/2053	35,339,332	0.4
2,739,014	5.500%, 04/01/2054	2,772,996	0.0
22,317,049	5.500%, 10/01/2054	22,529,955	0.2
2,652,913	5.500%, 02/01/2055	2,677,222	0.0
46,500,000 (5)	5.500%, 11/01/2055	46,855,820	0.5
32,675	6.000%, 09/01/2036	33,806	0.0
520,823	6.000%, 10/01/2053	533,674	0.0
3,998,733	6.000%, 12/01/2053	4,097,217	0.1
2,421,766	6.000%, 05/01/2054	2,477,042	0.0
33,283,703	6.000%, 07/01/2054	34,044,357	0.4
25,536,558	6.000%, 09/01/2054	26,111,579	0.3
39,185,724	6.000%, 09/01/2054	40,069,421	0.4
91	6.500%, 09/01/2031	95	0.0
329	6.500%, 09/01/2031	340	0.0
7,258	6.500%, 11/01/2031	7,495	0.0
3,731	6.500%, 04/01/2032	3,853	0.0
849	6.500%, 08/01/2032	877	0.0
2,742	6.500%, 08/01/2032	2,830	0.0
1,819	7.000%, 12/01/2027	1,899	0.0
566	7.000%, 10/01/2031	591	0.0
342	7.500%, 09/01/2030	354	0.0
937	7.500%, 09/01/2031	969	0.0
7,912	7.500%, 02/01/2032	8,107	0.0
		1,072,911,032	10.8
	Total U.S. Government Agency Obligations
	(Cost $1,579,185,559)	1,496,636,653	15.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.5%
1,564,000 (1)(3)	Ajax Mortgage Loan Trust 2019-F A3, 3.500%, 07/25/2059	1,489,036	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
848,197 (3)	Alternative Loan Trust 2004-J7 M1, 4.597%, (TSFR1M + 1.134%), 10/25/2034	$845,597	0.0
322,207 (3)	Alternative Loan Trust 2005-53T2 2A6, 4.772%, (TSFR1M + 0.614%), 11/25/2035	165,195	0.0
355,268	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	242,180	0.0
810,751 (3)	Alternative Loan Trust 2005-J2 1A12, 4.672%, (TSFR1M + 0.514%), 04/25/2035	623,884	0.0
570,654	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	261,299	0.0
110,082 (3)	Alternative Loan Trust 2006-18CB A10, 4.672%, (TSFR1M + 0.514%), 07/25/2036	41,710	0.0
653,638 (3)	Alternative Loan Trust 2006-19CB A28, 4.872%, (TSFR1M + 0.714%), 08/25/2036	290,029	0.0
802,518 (3)	Alternative Loan Trust 2007-23CB A3, 4.772%, (TSFR1M + 0.614%), 09/25/2037	282,408	0.0
1,773,633 (3)	Alternative Loan Trust 2007-2CB 2A1, 4.872%, (TSFR1M + 0.714%), 03/25/2037	699,476	0.0
816,830	Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/2037	356,322	0.0
687,408 (3)	Alternative Loan Trust 2007-8CB A3, 4.772%, (TSFR1M + 0.614%), 05/25/2037	287,689	0.0
938,888 (3)	American Home Mortgage Assets Trust 2007-4 A4, 4.852%, (TSFR1M + 0.694%), 08/25/2037	853,825	0.0
416,193 (1)(3)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	400,943	0.0
441,927 (3)	Banc of America Funding Trust 2007-2 1A16, 4.872%, (TSFR1M + 0.714%), 03/25/2037	334,729	0.0
533,428 (6)	Banc of America Mortgage Trust 2007-2 A8, 6.000%, 05/25/2037	52,963	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,318,105 (1)(3)	Bayview MSR Opportunity Master Fund Trust 2022-2 AF, 5.000%, (SOFR30A + 0.850%), 12/25/2051	$2,152,295	0.0
393,076 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 5.425%, 05/25/2035	376,888	0.0
696,894 (3)	Bear Stearns ALT-A Trust 2005-7 21A1, 5.619%, 09/25/2035	542,971	0.0
1,915,956 (1)(3)	Chase Home Lending Mortgage Trust 2019-1 B3, 3.880%, 03/25/2050	1,711,095	0.0
2,321,308 (1)(3)	Chase Home Lending Mortgage Trust 2024-8 B3, 7.083%, 08/25/2055	2,425,548	0.0
689,810 (1)(3)	Chase Home Lending Mortgage Trust Series 2025-9 A3, 5.500%, 06/25/2056	694,450	0.0
429,117	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	195,980	0.0
564,465 (1)(3)	CHNGE Mortgage Trust 2022-1 A1, 3.007%, 01/25/2067	546,659	0.0
52,267 (1)(3)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	50,194	0.0
190,829 (1)(3)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	174,189	0.0
2,535,737 (1)(3)	CIM Trust 2019-J2 B2, 3.765%, 10/25/2049	2,317,020	0.0
846,031 (1)(3)	CIM Trust 2019-J2 B3, 3.765%, 10/25/2049	773,180	0.0
3,100,000 (1)(3)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	2,902,760	0.0
2,877,380 (1)(3)	CIM Trust 2020-J1 B3, 3.440%, 10/25/2049	2,519,750	0.0
620,081	Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	572,849	0.0
454,489 (3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 5.524%, 11/25/2036	404,750	0.0
218,859 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.487%, 09/25/2037	202,599	0.0
374,998 (1)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	368,808	0.0
1,230,794 (1)(3)	Citigroup Mortgage Loan Trust 2021-J2 B2W, 2.768%, 07/25/2051	1,052,332	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,383,328 (1)(3)	Citigroup Mortgage Loan Trust 2021-J2 B3W, 2.768%, 07/25/2051	$1,172,467	0.0
588,570 (1)(3)	Connecticut Avenue Securities Trust 2019- R05 1B1, 8.571%, (SOFR30A + 4.214%), 07/25/2039	600,216	0.0
800,000 (1)(3)	Connecticut Avenue Securities Trust 2020- SBT1 1M2, 8.121%, (SOFR30A + 3.764%), 02/25/2040	829,672	0.0
13,600,000 (1)(3)	Connecticut Avenue Securities Trust 2022- R01 1B1, 7.506%, (SOFR30A + 3.150%), 12/25/2041	13,934,750	0.2
556,484 (1)	CSMC Series 2008-2R 1A1, 6.000%, 07/25/2037	481,311	0.0
533,953 (1)(3)	CSMC Trust 2015-2 B3, 3.869%, 02/25/2045	515,545	0.0
43,751,313 (3)(6)	Deutsche Alt-B Securities Mortgage Loan Trust Series 2007-AB1 X, 0.743%, 04/25/2037	1,797,184	0.0
55,315 (3)	Fannie Mae Connecticut Avenue Securities 2016-C01 2M2, 11.421%, (SOFR30A + 7.064%), 08/25/2028	56,450	0.0
4,578,457 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 7.471%, (SOFR30A + 3.114%), 01/25/2040	4,685,209	0.1
2,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 7.656%, (SOFR30A + 3.300%), 11/25/2041	2,550,861	0.0
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2022-R05 2B2, 11.356%, (SOFR30A + 7.000%), 04/25/2042	1,074,694	0.0
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2022-R09 2B1, 11.106%, (SOFR30A + 6.750%), 09/25/2042	1,099,310	0.0
4,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R04 1B1, 9.706%, (SOFR30A + 5.350%), 05/25/2043	4,372,030	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,418,600 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R05 1B1, 9.106%, (SOFR30A + 4.750%), 06/25/2043	$7,976,937	0.1
2,210,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R07 2B1, 8.856%, (SOFR30A + 4.500%), 09/25/2043	2,380,437	0.0
9,300,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R07 2M2, 7.606%, (SOFR30A + 3.250%), 09/25/2043	9,677,967	0.1
3,200,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R03 2B1, 7.156%, (SOFR30A + 2.800%), 03/25/2044	3,314,150	0.0
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R03 2M2, 6.306%, (SOFR30A + 1.950%), 03/25/2044	1,513,535	0.0
8,400,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R04 1B1, 6.556%, (SOFR30A + 2.200%), 05/25/2044	8,485,660	0.1
2,825,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R04 1M2, 6.006%, (SOFR30A + 1.650%), 05/25/2044	2,834,715	0.0
10,950,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 6.306%, (SOFR30A + 1.950%), 02/25/2045	10,993,659	0.1
1,874 (3)	Fannie Mae Grantor Trust 1998-T2 A6, 0.027%, (US0001M + 0.550%), 01/25/2032	1,873	0.0
96,544 (6)	Fannie Mae Interest Strip 418 20, 3.000%, 05/25/2043	12,788	0.0
133,524 (6)	Fannie Mae Interest Strip 418 59, 3.000%, 08/25/2028	3,234	0.0
81,766,847 (6)	Fannie Mae Interest Strip 428 C28, 2.000%, 07/25/2037	4,298,712	0.1
116,889,606 (6)	Fannie Mae Interest Strip 440 C50, 4.500%, 10/25/2053	26,419,950	0.3
21,963	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	22,360	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
98,174 (3)(6)	Fannie Mae REMIC Trust 2001-72 SC, 1.000%, (-1.000*SOFR30A + 8.386%), 12/25/2031	$1,924	0.0
1,925 (3)(6)	Fannie Mae REMIC Trust 2001-8 SK, 4.249%, (-1.000*SOFR30A + 8.636%), 03/18/2031	29	0.0
2,428,428	Fannie Mae REMIC Trust 2002-W9 A4, 6.000%, 08/25/2042	2,456,330	0.0
363,338	Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/2033	376,949	0.0
161,618 (3)	Fannie Mae REMIC Trust 2003-45 FJ, 5.970%, (SOFR30A + 1.614%), 06/25/2033	164,920	0.0
380,457 (3)(6)	Fannie Mae REMIC Trust 2003-49 SW, 2.529%, (-1.000*SOFR30A + 6.886%), 01/25/2033	31,730	0.0
525,968 (3)(6)	Fannie Mae REMIC Trust 2003-66 SA, 3.179%, (-1.000*SOFR30A + 7.536%), 07/25/2033	57,776	0.0
97,717 (6)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	14,573	0.0
212,122	Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/2033	216,640	0.0
424,846	Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/2034	441,849	0.0
1,687,738 (3)(6)	Fannie Mae REMIC Trust 2004-54 SN, 2.579%, (-1.000*SOFR30A + 6.936%), 07/25/2034	126,272	0.0
21,469 (3)	Fannie Mae REMIC Trust 2004-56 FE, 4.921%, (SOFR30A + 0.564%), 10/25/2033	21,441	0.0
158,889	Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/2034	164,461	0.0
357,064	Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/2034	358,861	0.0
1,041,285	Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/2035	1,063,897	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,831,856 (3)(6)	Fannie Mae REMIC Trust 2005-75 ES, 1.579%, (-1.000*SOFR30A + 5.936%), 09/25/2035	$285,137	0.0
246,250 (3)(6)	Fannie Mae REMIC Trust 2005-75 SP, 2.279%, (-1.000*SOFR30A + 6.636%), 08/25/2035	10,984	0.0
48,169 (3)	Fannie Mae REMIC Trust 2006-104 ES, 11.097%, (-1.000*SOFR30A + 32.878%), 11/25/2036	63,596	0.0
583,330 (3)(6)	Fannie Mae REMIC Trust 2006-12 SD, 2.279%, (-1.000*SOFR30A + 6.636%), 10/25/2035	37,850	0.0
289,485 (3)(6)	Fannie Mae REMIC Trust 2006-123 UI, 2.269%, (-1.000*SOFR30A + 6.626%), 01/25/2037	26,596	0.0
859,776 (3)(6)	Fannie Mae REMIC Trust 2006-56 SM, 2.279%, (-1.000*SOFR30A + 6.636%), 07/25/2036	63,093	0.0
6,536 (3)(6)	Fannie Mae REMIC Trust 2006-72 HS, 2.229%, (-1.000*SOFR30A + 6.586%), 08/25/2026	64	0.0
16,550	Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/2037	17,426	0.0
298,915 (3)(6)	Fannie Mae REMIC Trust 2007-21 SB, 1.929%, (-1.000*SOFR30A + 6.286%), 03/25/2037	26,517	0.0
707,247 (3)(6)	Fannie Mae REMIC Trust 2007-52 NS, 1.979%, (-1.000*SOFR30A + 6.336%), 06/25/2037	68,280	0.0
477,518 (3)(6)	Fannie Mae REMIC Trust 2007-85 SM, 1.989%, (-1.000*SOFR30A + 6.346%), 09/25/2037	44,608	0.0
1,201,676 (3)(6)	Fannie Mae REMIC Trust 2007-91 AS, 1.929%, (-1.000*SOFR30A + 6.286%), 10/25/2037	110,388	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,364,775 (3)(6)	Fannie Mae REMIC Trust 2008-12 SC, 1.879%, (-1.000*SOFR30A + 6.236%), 03/25/2038	$103,340	0.0
179,249	Fannie Mae REMIC Trust 2008-16 Z, 5.500%, 03/25/2038	185,764	0.0
641,097	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	645,063	0.0
3,684,033 (3)	Fannie Mae REMIC Trust 2009-50 HZ, 5.539%, 02/25/2049	3,749,273	0.1
3,014,148 (3)(6)	Fannie Mae REMIC Trust 2009-66 SP, 1.629%, (-1.000*SOFR30A + 5.986%), 09/25/2039	191,155	0.0
745,626 (3)(6)	Fannie Mae REMIC Trust 2009-90 TS, 1.679%, (-1.000*SOFR30A + 6.036%), 11/25/2039	64,117	0.0
2,148,271 (3)(6)	Fannie Mae REMIC Trust 2010-1 S, 1.779%, (-1.000*SOFR30A + 6.136%), 02/25/2040	202,057	0.0
6,058,725 (3)(6)	Fannie Mae REMIC Trust 2010-107 SB, 2.119%, (-1.000*SOFR30A + 6.476%), 09/25/2040	633,253	0.0
1,616,595 (3)(6)	Fannie Mae REMIC Trust 2010-123 SL, 1.599%, (-1.000*SOFR30A + 5.956%), 11/25/2040	112,282	0.0
3,301,725 (3)(6)	Fannie Mae REMIC Trust 2010-150 SJ, 2.009%, (-1.000*SOFR30A + 6.366%), 01/25/2041	321,788	0.0
740,821 (3)(6)	Fannie Mae REMIC Trust 2010-35 CS, 1.979%, (-1.000*SOFR30A + 6.336%), 04/25/2050	80,431	0.0
3,624,239 (3)(6)	Fannie Mae REMIC Trust 2010-41 SB, 1.929%, (-1.000*SOFR30A + 6.286%), 05/25/2040	282,780	0.0
580,989 (3)(6)	Fannie Mae REMIC Trust 2010-43 VS, 1.979%, (-1.000*SOFR30A + 6.336%), 05/25/2040	48,045	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,496,929	Fannie Mae REMIC Trust 2010-53 JZ, 5.000%, 07/25/2040	$1,487,156	0.0
3,421,311	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	3,516,063	0.1
661,380	Fannie Mae REMIC Trust 2011-10 ZC, 5.000%, 02/25/2041	675,300	0.0
3,622,370	Fannie Mae REMIC Trust 2011-101 DB, 4.000%, 10/25/2041	3,552,229	0.1
427,384 (3)(6)	Fannie Mae REMIC Trust 2011-102 SA, 2.129%, (-1.000*SOFR30A + 6.486%), 10/25/2041	50,544	0.0
2,213,860	Fannie Mae REMIC Trust 2011-116 ZA, 3.500%, 11/25/2041	2,117,956	0.0
46,805	Fannie Mae REMIC Trust 2011-127 UY, 3.500%, 12/25/2041	44,520	0.0
5,622,117	Fannie Mae REMIC Trust 2011-136 PZ, 4.000%, 01/25/2042	5,441,720	0.1
1,693,938	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	1,729,596	0.0
3,822,530 (3)(6)	Fannie Mae REMIC Trust 2011-47 GS, 1.459%, (-1.000*SOFR30A + 5.816%), 06/25/2041	255,237	0.0
1,792,833	Fannie Mae REMIC Trust 2011-8 ZA, 4.000%, 02/25/2041	1,749,164	0.0
6,975,641	Fannie Mae REMIC Trust 2011-84 Z, 5.250%, 09/25/2041	7,135,086	0.1
6,530,310	Fannie Mae REMIC Trust 2011-87 GB, 4.500%, 09/25/2041	6,440,388	0.1
1,083,500 (3)(6)	Fannie Mae REMIC Trust 2011-93 GS, 2.079%, (-1.000*SOFR30A + 6.436%), 04/25/2039	109,929	0.0
5,607,534	Fannie Mae REMIC Trust 2011-99 CZ, 4.500%, 10/25/2041	5,589,560	0.1
306,872	Fannie Mae REMIC Trust 2012-110 CA, 3.000%, 10/25/2042	283,738	0.0
1,234,520 (3)(6)	Fannie Mae REMIC Trust 2012-111 SL, 1.629%, (-1.000*SOFR30A + 5.986%), 05/25/2041	107,809	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,412,095	Fannie Mae REMIC Trust 2012-111 ZK, 3.500%, 10/25/2042	$2,277,529	0.0
797,996 (6)	Fannie Mae REMIC Trust 2012-120 WI, 3.000%, 11/25/2027	15,883	0.0
2,372,858 (3)(6)	Fannie Mae REMIC Trust 2012-122 SB, 1.679%, (-1.000*SOFR30A + 6.036%), 11/25/2042	275,076	0.0
730,675 (6)	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/2042	29,183	0.0
2,829,259 (3)(6)	Fannie Mae REMIC Trust 2012-133 AS, 1.729%, (-1.000*SOFR30A + 6.086%), 10/25/2042	301,349	0.0
9,812,244 (3)(6)	Fannie Mae REMIC Trust 2012-133 NS, 1.679%, (-1.000*SOFR30A + 6.036%), 12/25/2042	1,078,254	0.0
354,988 (6)	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/2042	27,004	0.0
10,338,962	Fannie Mae REMIC Trust 2012-15 PZ, 4.000%, 03/25/2042	10,048,160	0.1
1,303,275	Fannie Mae REMIC Trust 2012-153 B, 7.000%, 07/25/2042	1,427,069	0.0
3,115,117	Fannie Mae REMIC Trust 2012-17 QZ, 4.000%, 03/25/2042	3,039,658	0.0
2,651,957	Fannie Mae REMIC Trust 2012-2 HE, 4.000%, 02/25/2042	2,606,572	0.0
168,450 (3)(6)	Fannie Mae REMIC Trust 2012-24 HS, 2.079%, (-1.000*SOFR30A + 6.436%), 09/25/2040	2,240	0.0
611,843	Fannie Mae REMIC Trust 2012-30 AB, 4.000%, 04/25/2042	596,655	0.0
995,421	Fannie Mae REMIC Trust 2012-33 BW, 4.000%, 04/25/2042	963,998	0.0
3,492	Fannie Mae REMIC Trust 2012-44 KW, 3.500%, 05/25/2032	3,316	0.0
1,374,390	Fannie Mae REMIC Trust 2012-55 PC, 3.500%, 05/25/2042	1,305,123	0.0
5,428,964	Fannie Mae REMIC Trust 2012-63 MW, 4.000%, 05/25/2034	5,406,779	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,919,751	Fannie Mae REMIC Trust 2012-66 EP, 4.000%, 06/25/2042	$5,723,077	0.1
326,616 (3)(6)	Fannie Mae REMIC Trust 2012-68 YS, 2.229%, (-1.000*SOFR30A + 6.586%), 07/25/2042	35,657	0.0
500,000	Fannie Mae REMIC Trust 2012-80 MY, 3.250%, 08/25/2042	449,282	0.0
10,629,821	Fannie Mae REMIC Trust 2012-94 LZ, 3.500%, 09/25/2042	10,083,117	0.1
1,610,900	Fannie Mae REMIC Trust 2013-111 BA, 3.000%, 11/25/2033	1,557,374	0.0
1,049,208	Fannie Mae REMIC Trust 2013-116 UB, 4.000%, 11/25/2043	1,013,481	0.0
1,403,000	Fannie Mae REMIC Trust 2013-13 BE, 4.000%, 03/25/2043	1,345,315	0.0
920,960	Fannie Mae REMIC Trust 2013-20 DL, 4.000%, 03/25/2033	904,707	0.0
544,738 (3)(6)	Fannie Mae REMIC Trust 2013-26 JS, 1.729%, (-1.000*SOFR30A + 6.086%), 10/25/2032	21,884	0.0
2,857,614 (3)(6)	Fannie Mae REMIC Trust 2013-40 LS, 1.679%, (-1.000*SOFR30A + 6.036%), 05/25/2043	310,482	0.0
10,455,311 (6)	Fannie Mae REMIC Trust 2013-44 DI, 3.000%, 05/25/2033	794,776	0.0
2,675,468 (3)(6)	Fannie Mae REMIC Trust 2013-60 DS, 1.729%, (-1.000*SOFR30A + 6.086%), 06/25/2033	187,952	0.0
3,128,557 (6)	Fannie Mae REMIC Trust 2013-70 BI, 3.000%, 07/25/2033	236,280	0.0
4,292,843	Fannie Mae REMIC Trust 2013-70 JZ, 3.000%, 07/25/2043	3,908,102	0.1
601,278 (3)(6)	Fannie Mae REMIC Trust 2013-72 YS, 1.679%, (-1.000*SOFR30A + 6.036%), 07/25/2033	39,059	0.0
2,402,178 (3)(6)	Fannie Mae REMIC Trust 2013-9 SM, 1.779%, (-1.000*SOFR30A + 6.136%), 02/25/2033	142,689	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,203,299 (3)(6)	Fannie Mae REMIC Trust 2014-15 SB, 2.179%, (-1.000*SOFR30A + 6.536%), 04/25/2044 $	$465,865	0.0
311,129 (3)(6)	Fannie Mae REMIC Trust 2014-17 DS, 1.729%, (-1.000*SOFR30A + 6.086%), 02/25/2043	5,519	0.0
592,101 (3)(6)	Fannie Mae REMIC Trust 2014-28 BS, 1.729%, (-1.000*SOFR30A + 6.086%), 08/25/2043	34,101	0.0
970,000	Fannie Mae REMIC Trust 2014-61 PY, 3.500%, 10/25/2044	880,988	0.0
4,073,801 (6)	Fannie Mae REMIC Trust 2014-70 IO, 5.500%, 10/25/2044	619,284	0.0
18,578,479 (3)(6)	Fannie Mae REMIC Trust 2014-79 KS, 1.679%, (-1.000*SOFR30A + 6.036%), 12/25/2044	2,157,451	0.0
17,185,118	Fannie Mae REMIC Trust 2015-20 EZ, 3.500%, 04/25/2045	16,192,348	0.2
2,823,462 (6)	Fannie Mae REMIC Trust 2015-56 IC, 6.000%, 08/25/2045	432,555	0.0
2,000,000	Fannie Mae REMIC Trust 2015-67 AV, 3.500%, 01/25/2036	1,899,162	0.0
782,831	Fannie Mae REMIC Trust 2015-67 QV, 3.000%, 12/25/2040	776,199	0.0
1,138,873 (6)	Fannie Mae REMIC Trust 2015-76 PI, 6.000%, 09/25/2045	161,175	0.0
19,346,109 (3)(6)	Fannie Mae REMIC Trust 2015-79 SA, 1.779%, (-1.000*SOFR30A + 6.136%), 11/25/2045	1,852,971	0.0
9,385,097 (3)(6)	Fannie Mae REMIC Trust 2015-86 BS, 1.229%, (-1.000*SOFR30A + 5.586%), 11/25/2045	570,861	0.0
17,587,922 (6)	Fannie Mae REMIC Trust 2015-88 IO, 6.500%, 12/25/2045	3,814,142	0.1
7,559,947 (6)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	1,399,163	0.0
3,490,206 (6)	Fannie Mae REMIC Trust 2015-97 BI, 5.500%, 01/25/2046	538,558	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,121,242 (6)	Fannie Mae REMIC Trust 2016-104 BI, 6.000%, 01/25/2047	$350,418	0.0
3,745,151 (6)	Fannie Mae REMIC Trust 2016-52 MI, 4.000%, 12/25/2045	539,738	0.0
11,116,627 (3)(6)	Fannie Mae REMIC Trust 2016-60 SB, 1.629%, (-1.000*SOFR30A + 5.986%), 09/25/2046	962,623	0.0
13,060,407 (3)(6)	Fannie Mae REMIC Trust 2016-81 CS, 1.629%, (-1.000*SOFR30A + 5.986%), 11/25/2046	887,092	0.0
9,521,452 (3)(6)	Fannie Mae REMIC Trust 2016-82 SD, 1.579%, (-1.000*SOFR30A + 5.936%), 11/25/2046	797,114	0.0
280,366	Fannie Mae REMIC Trust 2016-9 D, 3.000%, 03/25/2046	258,078	0.0
12,522,371 (3)(6)	Fannie Mae REMIC Trust 2017-10 SA, 1.629%, (-1.000*SOFR30A + 5.986%), 03/25/2047	1,053,300	0.0
5,333,748	Fannie Mae REMIC Trust 2017-108 ZD, 3.000%, 01/25/2048	4,375,458	0.1
3,675,762	Fannie Mae REMIC Trust 2017-54 D, 3.000%, 07/25/2047	3,334,252	0.1
18,878,673 (3)(6)	Fannie Mae REMIC Trust 2018-15 SC, 1.829%, (-1.000*SOFR30A + 6.186%), 03/25/2048	1,843,496	0.0
2,811,604	Fannie Mae REMIC Trust 2018-26 KA, 3.500%, 04/25/2048	2,571,676	0.0
887,125	Fannie Mae REMIC Trust 2018-38 LA, 3.000%, 06/25/2048	800,402	0.0
8,545,028	Fannie Mae REMIC Trust 2018-73 AB, 3.000%, 10/25/2048	7,898,854	0.1
888,152	Fannie Mae REMIC Trust 2018-8 AB, 3.500%, 10/25/2047	852,026	0.0
22,495,339 (3)(6)	Fannie Mae REMIC Trust 2018-82 SA, 1.729%, (-1.000*SOFR30A + 6.086%), 11/25/2048	2,078,597	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,885,046 (3)(6)	Fannie Mae REMIC Trust 2018-86 AS, 1.729%, (-1.000*SOFR30A + 6.086%), 12/25/2048	$366,195	0.0
22,761,023 (3)(6)	Fannie Mae REMIC Trust 2018-86 SM, 1.729%, (-1.000*SOFR30A + 6.086%), 12/25/2048	1,984,562	0.0
23,699,368 (3)(6)	Fannie Mae REMIC Trust 2018-91 SB, 1.629%, (-1.000*SOFR30A + 5.986%), 12/25/2058	3,198,012	0.0
8,306,643 (6)	Fannie Mae REMIC Trust 2019-21 AI, 5.000%, 05/25/2059	2,492,554	0.0
6,684,472 (3)(6)	Fannie Mae REMIC Trust 2019-30 SB, 1.629%, (-1.000*SOFR30A + 5.986%), 07/25/2049	716,411	0.0
10,794,809 (3)(6)	Fannie Mae REMIC Trust 2019-34 BS, 1.579%, (-1.000*SOFR30A + 5.936%), 07/25/2049	1,282,597	0.0
5,249,698 (3)(6)	Fannie Mae REMIC Trust 2019-39 SA, 1.629%, (-1.000*SOFR30A + 5.986%), 08/25/2049	513,578	0.0
37,698,659 (3)(6)	Fannie Mae REMIC Trust 2019-41 S, 1.529%, (-1.000*SOFR30A + 5.886%), 08/25/2059	4,147,043	0.1
3,852,134 (3)(6)	Fannie Mae REMIC Trust 2019-47 SB, 1.629%, (-1.000*SOFR30A + 5.986%), 05/25/2040	361,519	0.0
10,770,095 (3)(6)	Fannie Mae REMIC Trust 2019-79 SB, 1.529%, (-1.000*SOFR30A + 5.886%), 01/25/2050	1,191,267	0.0
5,702,667 (3)(6)	Fannie Mae REMIC Trust 2020-10 SE, 1.529%, (-1.000*SOFR30A + 5.886%), 03/25/2050	630,765	0.0
40,427,986 (6)	Fannie Mae REMIC Trust 2020-34 IO, 4.500%, 06/25/2050	9,063,219	0.1
14,345,951 (6)	Fannie Mae REMIC Trust 2020-35 IO, 5.000%, 06/25/2050	1,987,786	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
18,695,945 (6)	Fannie Mae REMIC Trust 2020-44 DI, 2.500%, 07/25/2050	$2,406,125	0.0
8,184,543 (6)	Fannie Mae REMIC Trust 2020-44 EI, 3.500%, 09/25/2042	1,311,686	0.0
6,976,350 (6)	Fannie Mae REMIC Trust 2020-50 IO, 4.500%, 03/25/2050	1,917,152	0.0
7,637,997 (6)	Fannie Mae REMIC Trust 2020-53 CI, 4.500%, 08/25/2050	1,805,549	0.0
27,061,561 (6)	Fannie Mae REMIC Trust 2020-57 IB, 4.500%, 08/25/2050	5,798,811	0.1
19,820,521 (6)	Fannie Mae REMIC Trust 2020-74 GI, 5.000%, 10/25/2050	3,743,780	0.1
51,887,786 (6)	Fannie Mae REMIC Trust 2020-87 AI, 2.000%, 12/25/2050	7,012,894	0.1
26,703,026 (6)	Fannie Mae REMIC Trust 2020-99 IB, 3.500%, 05/25/2050	5,036,035	0.1
40,729,759 (6)	Fannie Mae REMIC Trust 2021-1 BI, 3.000%, 02/25/2049	6,792,555	0.1
119,189,085 (6)	Fannie Mae REMIC Trust 2021-10 AI, 3.000%, 03/25/2041	12,236,428	0.1
22,761,354 (6)	Fannie Mae REMIC Trust 2021-22 BI, 4.000%, 04/25/2051	4,741,596	0.1
11,257,632 (6)	Fannie Mae REMIC Trust 2021-4 IV, 4.500%, 06/25/2050	2,549,124	0.0
28,323,184 (6)	Fannie Mae REMIC Trust 2021-41 MI, 5.000%, 06/25/2048	5,006,055	0.1
31,300,825 (3)(6)	Fannie Mae REMIC Trust 2021-55 SA, 0.153%, (-1.000*SOFR30A + 3.150%), 08/25/2061	585,244	0.0
68,908,392 (6)	Fannie Mae REMIC Trust 2021-77 AI, 3.500%, 11/25/2051	15,322,690	0.2
106,104,449 (6)	Fannie Mae REMIC Trust 2021-78 AI, 3.000%, 11/25/2051	18,215,529	0.2
21,338,827 (6)	Fannie Mae REMIC Trust 2021-8 TI, 4.000%, 03/25/2051	4,517,859	0.1
15,253,965 (6)	Fannie Mae REMIC Trust 2021-81 LI, 2.500%, 11/25/2051	2,224,882	0.0
53,543,022 (6)	Fannie Mae REMIC Trust 2021-93 AI, 3.000%, 01/25/2052	8,986,706	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
70,268,654 (6)	Fannie Mae REMIC Trust 2022-52 IO, 4.000%, 05/25/2050	$13,307,590	0.2
3,126,001	Fannie Mae REMIC Trust 2022-55 PA, 4.000%, 10/25/2051	3,095,623	0.0
5,463,129 (6)	Fannie Mae REMIC Trust 2023-11 GI, 6.500%, 04/25/2053	1,138,136	0.0
23,918,064 (6)	Fannie Mae REMIC Trust 2023-2 HI, 6.500%, 02/25/2053	5,076,468	0.1
29,272,550 (6)	Fannie Mae REMIC Trust 2023-23 AI, 4.000%, 12/25/2051	6,088,663	0.1
14,701,326 (3)(6)	Fannie Mae REMIC Trust 2024-32 SG, 1.587%, (-1.000*SOFR30A + 5.936%), 04/25/2042	1,176,771	0.0
69,615,272 (6)	Fannie Mae REMIC Trust 2024-7 IO, 3.000%, 07/25/2038	6,233,595	0.1
504,544	First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A11, 6.000%, 02/25/2037	181,636	0.0
1,061,968 (1)(3)	First Republic Mortgage Trust 2020-1 B2, 2.881%, 04/25/2050	988,558	0.0
1,504,504 (1)(3)	Flagstar Mortgage Trust 2018-1 B1, 3.929%, 03/25/2048	1,404,848	0.0
1,961,873 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.929%, 03/25/2048	1,820,679	0.0
1,057,651 (1)(3)	Flagstar Mortgage Trust 2018-2 B2, 3.999%, 04/25/2048	980,540	0.0
559,611 (1)(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	523,265	0.0
814,673 (1)(3)	Flagstar Mortgage Trust 2018-4 B3, 4.133%, 07/25/2048	753,336	0.0
2,496,947 (1)(3)	Flagstar Mortgage Trust 2018-6RR B3, 4.907%, 10/25/2048	2,449,116	0.0
1,266,482 (1)(3)	Flagstar Mortgage Trust 2019-2 B2, 4.000%, 12/25/2049	1,167,268	0.0
1,805,587 (1)(3)	Flagstar Mortgage Trust 2020-1INV B1A, 4.173%, 03/25/2050	1,673,249	0.0
2,185,526 (1)(3)	Flagstar Mortgage Trust 2020-1INV B2A, 4.173%, 03/25/2050	2,018,940	0.0
1,371,166 (1)(3)	Flagstar Mortgage Trust 2021-6INV B1, 3.478%, 08/25/2051	1,193,126	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,679,909	Freddie Mac Reference REMIC R007 ZA, 6.000%, 05/15/2036	$1,763,698	0.0
119,805	Freddie Mac Reference REMIC R008 ZA, 6.000%, 07/15/2036	127,126	0.0
17,583	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	17,740	0.0
16,660	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	16,919	0.0
138,584	Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/2029	141,982	0.0
80,286	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	82,814	0.0
27,158 (6)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	3,882	0.0
216,601	Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/2034	221,555	0.0
40,624	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	41,724	0.0
77,040	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	78,977	0.0
447,266	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	455,554	0.0
399,439 (3)(6)	Freddie Mac REMIC Trust 3006 SI, 2.253%, (-1.000*SOFR30A + 6.626%), 07/15/2035	36,193	0.0
336,589 (3)(6)	Freddie Mac REMIC Trust 3006 YI, 2.253%, (-1.000*SOFR30A + 6.626%), 07/15/2035	29,779	0.0
2,168,729 (3)(6)	Freddie Mac REMIC Trust 3045 DI, 2.243%, (-1.000*SOFR30A + 6.616%), 10/15/2035	177,431	0.0
425,905	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	441,032	0.0
285,087 (3)(6)	Freddie Mac REMIC Trust 3171 PS, 1.998%, (-1.000*SOFR30A + 6.371%), 06/15/2036	20,518	0.0
2,521,882 (3)(6)	Freddie Mac REMIC Trust 3199 S, 1.963%, (-1.000*SOFR30A + 6.336%), 08/15/2036	228,593	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,205,514 (3)(6)	Freddie Mac REMIC Trust 3213 JS, 2.713%, (-1.000*SOFR30A + 7.086%), 09/15/2036	$252,323	0.0
7,242,048 (3)(6)	Freddie Mac REMIC Trust 3346 SC, 2.063%, (-1.000*SOFR30A + 6.436%), 10/15/2033	558,967	0.0
212,163	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	219,926	0.0
586,624 (3)(6)	Freddie Mac REMIC Trust 3375 QI, 0.600%, (-1.000*SOFR30A + 63.455%), 10/15/2037	11,126	0.0
27,598	Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/2037	28,792	0.0
3,632,912 (3)(6)	Freddie Mac REMIC Trust 3510 AS, 1.923%, (-1.000*SOFR30A + 6.296%), 04/15/2037	334,171	0.0
81,483 (3)(6)	Freddie Mac REMIC Trust 3524 LA, 5.654%, 03/15/2033	82,778	0.0
5,324 (3)	Freddie Mac REMIC Trust 3556 NT, 7.587%, (SOFR30A + 3.214%), 03/15/2038	5,539	0.0
3,713,242 (3)(6)	Freddie Mac REMIC Trust 3629 CS, 1.863%, (-1.000*SOFR30A + 6.236%), 01/15/2040	371,233	0.0
2,238,278	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	2,316,007	0.0
423,590	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	439,128	0.0
158,135	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	166,017	0.0
1,573,244	Freddie Mac REMIC Trust 3736 ZP, 4.000%, 10/15/2040	1,530,182	0.0
1,197,627	Freddie Mac REMIC Trust 3740 KE, 4.000%, 10/15/2040	1,155,238	0.0
14,010,428	Freddie Mac REMIC Trust 3753 KZ, 4.500%, 11/15/2040	13,983,277	0.2
3,780,692	Freddie Mac REMIC Trust 3775 GZ, 4.500%, 12/15/2040	3,765,976	0.1
1,599,095	Freddie Mac REMIC Trust 3820 NC, 4.500%, 03/15/2041	1,595,624	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
917,134	Freddie Mac REMIC Trust 3843 JZ, 5.100%, 04/15/2041	$925,760	0.0
296,692	Freddie Mac REMIC Trust 3848 WX, 5.000%, 04/15/2041	303,355	0.0
435,410 (3)(6)	Freddie Mac REMIC Trust 3856 KS, 2.063%, (-1.000*SOFR30A + 6.436%), 05/15/2041	45,555	0.0
1,368,919	Freddie Mac REMIC Trust 3893 PU, 4.000%, 07/15/2041	1,342,899	0.0
2,829,212	Freddie Mac REMIC Trust 3919 BY, 4.000%, 09/15/2041	2,769,186	0.0
5,712,258	Freddie Mac REMIC Trust 3919 ZB, 4.000%, 09/15/2041	5,577,882	0.1
2,304,345	Freddie Mac REMIC Trust 3923 GY, 4.000%, 09/15/2041	2,267,641	0.0
86,738 (3)(6)	Freddie Mac REMIC Trust 3925 SD, 1.563%, (-1.000*SOFR30A + 5.936%), 07/15/2040	1,527	0.0
271,316 (3)(6)	Freddie Mac REMIC Trust 3925 SL, 1.563%, (-1.000*SOFR30A + 5.936%), 01/15/2041	3,044	0.0
1,131,038	Freddie Mac REMIC Trust 3934 CB, 4.000%, 10/15/2041	1,100,662	0.0
457,739	Freddie Mac REMIC Trust 3934 KB, 5.000%, 10/15/2041	471,167	0.0
3,761,221	Freddie Mac REMIC Trust 3982 LZ, 4.000%, 01/15/2042	3,641,906	0.1
588,291	Freddie Mac REMIC Trust 3997 PB, 4.000%, 02/15/2042	575,065	0.0
90,085	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	90,778	0.0
1,719,933 (3)(6)	Freddie Mac REMIC Trust 4057 SN, 2.163%, (-1.000*SOFR30A + 6.536%), 12/15/2041	135,690	0.0
1,971,367	Freddie Mac REMIC Trust 4057 ZB, 3.500%, 06/15/2042	1,870,349	0.0
9,008,614	Freddie Mac REMIC Trust 4084 TZ, 4.000%, 07/15/2042	8,722,454	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
562,835 (3)(6)	Freddie Mac REMIC Trust 4088 CS, 1.513%, (-1.000*SOFR30A + 5.886%), 08/15/2042	$59,022	0.0
896,694 (3)(6)	Freddie Mac REMIC Trust 4090 SN, 2.213%, (-1.000*SOFR30A + 6.586%), 08/15/2032	64,447	0.0
364,864	Freddie Mac REMIC Trust 4100 JA, 3.500%, 10/15/2041	354,078	0.0
2,541,137 (6)	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/2033	179,457	0.0
2,763,423 (3)(6)	Freddie Mac REMIC Trust 4191 SA, 1.713%, (-1.000*SOFR30A + 6.086%), 03/15/2043	237,570	0.0
2,128,000	Freddie Mac REMIC Trust 4193 BP, 4.000%, 04/15/2043	1,991,622	0.0
1,481,564 (6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	227,457	0.0
2,014,902	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	1,965,968	0.0
1,692,106	Freddie Mac REMIC Trust 4235 QD, 3.000%, 08/15/2033	1,632,735	0.0
745,526	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	743,413	0.0
572,842 (6)	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/2043	63,775	0.0
14,960,055 (3)(6)	Freddie Mac REMIC Trust 4301 SD, 1.613%, (-1.000*SOFR30A + 5.986%), 07/15/2037	1,102,854	0.0
6,160,290	Freddie Mac REMIC Trust 4310 BZ, 4.000%, 02/15/2044	5,978,486	0.1
3,879,817	Freddie Mac REMIC Trust 4316 XZ, 4.500%, 03/15/2044	3,862,091	0.1
3,826,884	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	3,768,855	0.1
8,984,117	Freddie Mac REMIC Trust 4348 ZX, 4.250%, 06/15/2044	8,879,095	0.1
2,034,517 (3)(6)	Freddie Mac REMIC Trust 4386 LS, 1.613%, (-1.000*SOFR30A + 5.986%), 09/15/2044	205,455	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,052,723	Freddie Mac REMIC Trust 4401 BL, 3.500%, 10/15/2034	$2,008,725	0.0
6,416,155 (3)(6)	Freddie Mac REMIC Trust 4407 CS, 1.713%, (-1.000*SOFR30A + 6.086%), 06/15/2044	521,611	0.0
9,063,888 (3)(6)	Freddie Mac REMIC Trust 4407 PS, 1.113%, (-1.000*SOFR30A + 5.486%), 06/15/2044	554,841	0.0
6,865,725	Freddie Mac REMIC Trust 4444 CZ, 3.000%, 02/15/2045	6,199,380	0.1
9,095,863 (3)(6)	Freddie Mac REMIC Trust 4461 AS, 1.113%, (-1.000*SOFR30A + 5.486%), 04/15/2045	624,962	0.0
3,124,000	Freddie Mac REMIC Trust 4492 VB, 3.500%, 05/15/2035	3,022,572	0.0
2,913,000	Freddie Mac REMIC Trust 4505 PB, 3.000%, 08/15/2045	2,648,910	0.0
8,068,266	Freddie Mac REMIC Trust 4545 PL, 3.500%, 01/15/2046	7,298,545	0.1
9,406,840 (3)(6)	Freddie Mac REMIC Trust 4574 ST, 1.513%, (-1.000*SOFR30A + 5.886%), 04/15/2046	1,085,847	0.0
44,233,447 (3)(6)	Freddie Mac REMIC Trust 4585 AS, 1.613%, (-1.000*SOFR30A + 5.986%), 05/15/2046	3,961,010	0.1
4,203,783	Freddie Mac REMIC Trust 4608 JV, 3.500%, 01/15/2055	3,203,451	0.0
12,667,751 (3)(6)	Freddie Mac REMIC Trust 4611 BS, 1.613%, (-1.000*SOFR30A + 5.986%), 06/15/2041	1,167,867	0.0
8,743,407	Freddie Mac REMIC Trust 4664 KZ, 3.500%, 02/15/2047	8,176,458	0.1
6,241,440	Freddie Mac REMIC Trust 4680 GZ, 3.500%, 03/15/2047	5,776,035	0.1
4,933,476	Freddie Mac REMIC Trust 4682 HZ, 3.500%, 04/15/2047	4,611,687	0.1
2,311,273	Freddie Mac REMIC Trust 4700 KZ, 3.500%, 07/15/2047	2,131,690	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,403,836	Freddie Mac REMIC Trust 4753 VZ, 3.000%, 12/15/2047	$3,559,923	0.1
3,548,570	Freddie Mac REMIC Trust 4755 Z, 3.000%, 02/15/2048	3,158,065	0.0
39,104,116	Freddie Mac REMIC Trust 4771 HZ, 3.500%, 03/15/2048	36,091,949	0.4
12,212,547	Freddie Mac REMIC Trust 4776 AZ, 4.000%, 07/15/2047	11,690,929	0.1
326,522	Freddie Mac REMIC Trust 4787 PY, 4.000%, 05/15/2048	310,592	0.0
6,308,548	Freddie Mac REMIC Trust 4795 D, 5.000%, 05/15/2048	6,222,037	0.1
1,630,094	Freddie Mac REMIC Trust 4834 AZ, 3.500%, 10/15/2048	1,516,137	0.0
20,693,555 (3)(6)	Freddie Mac REMIC Trust 4879 DS, 1.613%, (-1.000*SOFR30A + 5.986%), 08/15/2034	1,307,116	0.0
21,556,836 (3)(6)	Freddie Mac REMIC Trust 4892 SA, 1.563%, (-1.000*SOFR30A + 5.936%), 07/15/2049	2,369,671	0.0
1,632,872	Freddie Mac REMIC Trust 4904 HB, 3.000%, 08/25/2049	1,225,657	0.0
5,928,597 (3)(6)	Freddie Mac REMIC Trust 4906 SQ, 1.579%, (-1.000*SOFR30A + 5.936%), 09/25/2049	690,760	0.0
606,535	Freddie Mac REMIC Trust 4914 DB, 3.000%, 09/25/2049	423,501	0.0
2,213,868	Freddie Mac REMIC Trust 4941 CZ, 3.000%, 11/25/2049	1,974,452	0.0
48,301,475 (6)	Freddie Mac REMIC Trust 4941 IO, 4.000%, 12/15/2047	9,870,331	0.1
2,417,716	Freddie Mac REMIC Trust 4941 WZ, 3.000%, 11/25/2049	2,155,953	0.0
3,924,249	Freddie Mac REMIC Trust 4950 KE, 2.500%, 12/25/2049	3,520,271	0.1
46,422,577 (6)	Freddie Mac REMIC Trust 4980 KI, 4.500%, 06/25/2050	10,501,404	0.1
14,050,912 (6)	Freddie Mac REMIC Trust 4986 IO, 4.500%, 06/25/2050	3,140,871	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
47,375,972(6)	Freddie Mac REMIC Trust 4998 AI, 3.500%, 12/25/2049	$10,932,911	0.1
40,175,919(6)	Freddie Mac REMIC Trust 5014 HI, 4.000%, 09/25/2050	8,127,488	0.1
25,645,705(6)	Freddie Mac REMIC Trust 5019 HI, 3.500%, 10/25/2050	4,836,175	0.1
20,496,773(3)(6)	Freddie Mac REMIC Trust 5045 BS, 1.844%, (-1.000*SOFR30A + 6.200%), 11/25/2050	3,269,248	0.0
84,601,476(6)	Freddie Mac REMIC Trust 5051 BI, 3.000%, 11/25/2050	14,615,252	0.2
42,255,394(6)	Freddie Mac REMIC Trust 5057 IT, 3.000%, 11/25/2050	7,347,045	0.1
24,790,373(6)	Freddie Mac REMIC Trust 5072 NI, 3.000%, 01/25/2050	4,280,636	0.1
50,126,585(6)	Freddie Mac REMIC Trust 5072 QI, 3.500%, 10/25/2050	11,632,250	0.1
69,721,517(6)	Freddie Mac REMIC Trust 5082 IQ, 3.000%, 03/25/2051	12,052,644	0.1
16,655,497(6)	Freddie Mac REMIC Trust 5103 HI, 4.000%, 05/25/2051	3,397,048	0.1
17,504,158(6)	Freddie Mac REMIC Trust 5113 AI, 4.000%, 06/25/2041	2,757,556	0.0
16,397,628(6)	Freddie Mac REMIC Trust 5114 CI, 4.000%, 01/25/2050	3,226,705	0.0
55,512,676(6)	Freddie Mac REMIC Trust 5117 IO, 3.000%, 06/25/2051	7,971,598	0.1
22,678,627(6)	Freddie Mac REMIC Trust 5122 AI, 4.500%, 07/25/2051	5,015,920	0.1
41,685,976(6)	Freddie Mac REMIC Trust 5125 MI, 4.500%, 11/25/2048	9,807,866	0.1
20,185,781(6)	Freddie Mac REMIC Trust 5128 IC, 5.500%, 09/25/2041	3,758,243	0.1
47,538,851(6)	Freddie Mac REMIC Trust 5152 IQ, 4.500%, 10/25/2051	10,832,193	0.1
57,243,947(6)	Freddie Mac REMIC Trust 5200 IC, 4.000%, 03/25/2051	11,412,694	0.1
1,196,453	Freddie Mac REMIC Trust 5228 EC, 4.000%, 02/25/2050	1,159,459	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
33,191,345 (3)(6)	Freddie Mac REMIC Trust 5264 S, 1.544%, (-1.000*SOFR30A + 5.900%), 10/25/2052	$2,756,156	0.0
45,555,628 (6)	Freddie Mac REMIC Trust 5279 IM, 4.000%, 11/25/2051	9,001,022	0.1
35,292,316 (6)	Freddie Mac REMIC Trust 5322 IO, 4.000%, 09/25/2051	7,406,114	0.1
3,372,547 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA6 M2, 5.856%, (SOFR30A + 1.500%), 10/25/2041	3,382,722	0.1
1,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA7 M2, 6.156%, (SOFR30A + 1.800%), 11/25/2041	1,008,840	0.0
6,500,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 6.456%, (SOFR30A + 2.100%), 09/25/2041	6,538,145	0.1
15,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 8.106%, (SOFR30A + 3.750%), 12/25/2041	15,399,303	0.2
10,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 6.706%, (SOFR30A + 2.350%), 12/25/2041	10,106,898	0.1
13,500,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 7.756%, (SOFR30A + 3.400%), 01/25/2042	13,822,059	0.2
7,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 6.856%, (SOFR30A + 2.500%), 01/25/2042	7,118,778	0.1
1,400,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA2 B1, 9.106%, (SOFR30A + 4.750%), 02/25/2042	1,459,402	0.0
10,400,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA2 M2, 8.106%, (SOFR30A + 3.750%), 02/25/2042	10,754,900	0.1
2,534,500 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA6 M2, 10.106%, (SOFR30A + 5.750%), 09/25/2042	2,755,327	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,150,000(1)(3)	Freddie Mac STACR REMIC Trust 2022-HQA3 M2, 9.706%, (SOFR30A + 5.350%), 08/25/2042	$1,235,377	0.0
1,800,000(1)(3)	Freddie Mac STACR REMIC Trust 2023-HQA3 M2, 7.706%, (SOFR30A + 3.350%), 11/25/2043	1,900,353	0.0
11,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2024-HQA2 M2, 6.156%, (SOFR30A + 1.800%), 08/25/2044	11,067,973	0.1
3,350,000(1)(3)	Freddie Mac STACR REMIC Trust 2025-HQA1 M2, 6.006%, (SOFR30A + 1.650%), 02/25/2045	3,356,848	0.1
1,985,498	Freddie Mac Strips 277 30, 3.000%, 09/15/2042	1,808,783	0.0
4,377,589(6)	Freddie Mac Strips 303 C17, 3.500%, 01/15/2043	758,211	0.0
21,203,760 (3)(6)	Freddie Mac Strips 311 S1, 1.463%, (-1.000*SOFR30A + 5.836%), 08/15/2043	2,328,490	0.0
7,632,657	Freddie Mac Strips 326 350, 3.500%, 03/15/2044	7,140,935	0.1
658,411 (3)(6)	Freddie Mac Strips 344 68, 3.000%, 02/15/2045	84,618	0.0
193,934 (3)(6)	Freddie Mac Strips 344 89, 4.500%, 02/15/2045	35,506	0.0
2,654,965(6)	Freddie Mac Strips 344 C13, 4.500%, 02/15/2045	550,775	0.0
3,958,531(6)	Freddie Mac Strips 344 C17, 4.000%, 02/15/2045	744,458	0.0
1,962,207(3)(6)	Freddie Mac Strips 344 C18, 4.000%, 02/15/2045	322,674	0.0
2,384,232(3)(6)	Freddie Mac Strips 344 C19, 3.500%, 02/15/2045	309,291	0.0
3,797,595(6)	Freddie Mac Strips 344 C2, 4.000%, 02/15/2045	713,583	0.0
3,281,776(6)	Freddie Mac Strips 344 C4, 4.000%, 02/15/2045	637,549	0.0
5,606,504(6)	Freddie Mac Strips 344 C5, 3.500%, 02/15/2045	1,014,090	0.0
5,843,612(6)	Freddie Mac Strips 344 C6, 4.000%, 02/15/2045	1,192,117	0.0
3,254,601(6)	Freddie Mac Strips 344 C7, 4.000%, 02/15/2045	642,658	0.0
2,318,370(6)	Freddie Mac Strips 344 C8, 3.500%, 02/15/2045	388,352	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,870,841 (6)	Freddie Mac Strips 344 C9, 3.500%, 02/15/2045	$475,074	0.0
6,706,512 (6)	Freddie Mac Strips 347 C14, 3.500%, 02/15/2044	1,161,929	0.0
3,887,644 (6)	Freddie Mac Strips 347 C22, 4.000%, 02/15/2044	703,751	0.0
4,217,292 (6)	Freddie Mac Strips 347 C23, 4.000%, 02/15/2044	795,020	0.0
4,039,990 (6)	Freddie Mac Strips 347 C24, 4.000%, 02/15/2044	751,106	0.0
3,641,554 (6)	Freddie Mac Strips 347 C25, 4.000%, 02/15/2044	722,752	0.0
5,134,687 (6)	Freddie Mac Strips 347 C26, 4.000%, 02/15/2044	996,253	0.0
4,489,913 (6)	Freddie Mac Strips 347 C28, 4.500%, 02/15/2044	927,014	0.0
7,931,347 (6)	Freddie Mac Strips 347 C5, 3.000%, 05/15/2043	1,199,508	0.0
15,556,638 (6)	Freddie Mac Strips 365 C23, 3.500%, 10/15/2047	2,700,043	0.0
671,212 (3)	Freddie Mac Structured Pass-Through Certificates T-48 1A, 4.345%, 07/25/2033	649,038	0.0
2,356,494	Freddie Mac Whole Loan Securities Trust 2017-SC01 1A, 3.000%, 12/25/2046	2,047,931	0.0
2,226,370	Freddie Mac Whole Loan Securities Trust 2017-SC01 2A, 3.500%, 12/25/2046	1,976,865	0.0
317,272 (1)(3)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	305,858	0.0
3,250,476 (1)(3)	Galton Funding Mortgage Trust 2018-2 B2, 4.577%, 10/25/2058	3,145,438	0.0
3,338,351 (1)(3)	GCAT Trust 2025-INV2 B3, 7.052%, 05/25/2055	3,463,516	0.1
2,000,000 (1)(3)	GCAT Trust 2025-INV4 B3, 7.280%, 08/25/2055	2,099,798	0.0
649,030 (3)(6)	Ginnie Mae 2005-37 SI, 1.900%, (-1.000*TSFR1M + 6.036%), 05/20/2035	46,628	0.0
149,062 (3)(6)	Ginnie Mae 2005-7 AH, 2.509%, (-1.000*TSFR1M + 6.656%), 02/16/2035	11,279	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,346,138 (3)(6)	Ginnie Mae 2007-17 IC, 1.989%, (-1.000*TSFR1M + 6.136%), 04/16/2037	$170,999	0.0
701,142 (3)(6)	Ginnie Mae 2007-23 ST, 1.950%, (-1.000*TSFR1M + 6.086%), 04/20/2037	61,482	0.0
864,470 (3)(6)	Ginnie Mae 2007-40 SE, 2.500%, (-1.000*TSFR1M + 6.636%), 07/20/2037	92,774	0.0
4,309,429 (3)(6)	Ginnie Mae 2007-41 SL, 2.450%, (-1.000*TSFR1M + 6.586%), 07/20/2037	401,435	0.0
551,763 (3)(6)	Ginnie Mae 2007-7 EI, 1.950%, (-1.000*TSFR1M + 6.086%), 02/20/2037	48,301	0.0
508,144 (3)(6)	Ginnie Mae 2008-2 SW, 2.300%, (-1.000*TSFR1M + 6.436%), 01/20/2038	52,199	0.0
243,255 (3)(6)	Ginnie Mae 2008-35 SN, 2.150%, (-1.000*TSFR1M + 6.286%), 04/20/2038	18,702	0.0
118,611 (3)(6)	Ginnie Mae 2008-40 PS, 2.239%, (-1.000*TSFR1M + 6.386%), 05/16/2038	7,374	0.0
399,633 (3)(6)	Ginnie Mae 2009-25 KS, 1.950%, (-1.000*TSFR1M + 6.086%), 04/20/2039	36,901	0.0
315,333	Ginnie Mae 2009-29 PB, 4.750%, 05/20/2039	320,119	0.0
289,369	Ginnie Mae 2009-31 ZL, 4.500%, 05/20/2039	291,657	0.0
6,338,843	Ginnie Mae 2009-33 ZB, 6.000%, 05/20/2039	6,545,602	0.1
652,077	Ginnie Mae 2009-34 Z, 4.500%, 05/16/2039	655,839	0.0
459,561	Ginnie Mae 2009-98 DA, 3.250%, 07/16/2039	453,357	0.0
1,687,927	Ginnie Mae 2010-108 WL, 4.000%, 04/16/2040	1,667,898	0.0
2,047,998 (3)(6)	Ginnie Mae 2010-11 SA, 2.159%, (-1.000*TSFR1M + 6.306%), 01/16/2040	193,233	0.0
521,576 (3)(6)	Ginnie Mae 2010-116 NS, 2.389%, (-1.000*TSFR1M + 6.536%), 09/16/2040	39,932	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,098,588 (3)(6)	Ginnie Mae 2010-116 SK, 2.370%, (-1.000*TSFR1M + 6.506%), 08/20/2040	$179,750	0.0
857,338 (3)(6)	Ginnie Mae 2010-14 SB, 2.550%, (-1.000*TSFR1M + 6.686%), 11/20/2035	84,852	0.0
268,827 (3)(6)	Ginnie Mae 2010-149 HS, 1.839%, (-1.000*TSFR1M + 5.986%), 05/16/2040	1,130	0.0
258,397	Ginnie Mae 2010-164 MD, 4.000%, 12/20/2040	253,222	0.0
881,205 (6)	Ginnie Mae 2010-168 BI, 5.000%, 04/20/2040	136,201	0.0
562,369 (3)(6)	Ginnie Mae 2010-68 MS, 1.600%, (-1.000*TSFR1M + 5.736%), 06/20/2040	52,993	0.0
499,228 (6)	Ginnie Mae 2010-99 IT, 5.000%, 08/16/2040	65,352	0.0
616,365	Ginnie Mae 2011-52 PA, 4.250%, 02/16/2041	615,437	0.0
1,340,272 (3)(6)	Ginnie Mae 2011-72 SA, 1.089%, (-1.000*TSFR1M + 5.236%), 05/16/2041	95,324	0.0
99,580 (6)	Ginnie Mae 2012-91 QI, 4.500%, 09/20/2041	6,420	0.0
395,920	Ginnie Mae 2013-116 KB, 3.500%, 12/20/2042	391,547	0.0
2,250,834 (6)	Ginnie Mae 2013-167 PI, 5.500%, 11/20/2043	307,512	0.0
6,879,167	Ginnie Mae 2013-170 ZD, 2.500%, 11/16/2043	6,126,323	0.1
61,123	Ginnie Mae 2013-27 KA, 2.250%, 02/20/2043	57,346	0.0
294,210	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	264,182	0.0
41 (6)	Ginnie Mae 2014-10 GI, 4.500%, 01/16/2029	—	0.0
1,852,667 (3)(6)	Ginnie Mae 2014-185 SB, 1.350%, (-1.000*TSFR1M + 5.486%), 12/20/2044	131,320	0.0
1,054,364 (3)(6)	Ginnie Mae 2014-3 QS, 1.900%, (-1.000*TSFR1M + 6.036%), 03/20/2043	56,341	0.0
3,112,766 (3)(6)	Ginnie Mae 2014-3 SU, 1.800%, (-1.000*TSFR1M + 5.936%), 07/20/2039	274,331	0.0
1,653,519 (3)(6)	Ginnie Mae 2014-56 SP, 1.939%, (-1.000*TSFR1M + 6.086%), 12/16/2039	117,590	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,705,103 (3)(6)	Ginnie Mae 2014-58 SG, 1.339%, (-1.000*TSFR1M + 5.486%), 04/16/2044	$335,688	0.0
501,311	Ginnie Mae 2015-27 PB, 3.000%, 08/20/2044	497,009	0.0
11,593,727 (3)(6)	Ginnie Mae 2016-160 GS, 1.850%, (-1.000*TSFR1M + 5.986%), 11/20/2046	1,496,733	0.0
343,665	Ginnie Mae 2016-44 JA, 3.500%, 03/20/2046	323,684	0.0
24,088,205 (3)(6)	Ginnie Mae 2016-6 SB, 1.400%, (-1.000*TSFR1M + 5.536%), 01/20/2046	2,046,746	0.0
5,606,011 (3)(6)	Ginnie Mae 2017-101 SA, 1.950%, (-1.000*TSFR1M + 6.086%), 07/20/2047	726,107	0.0
12,280,228 (3)(6)	Ginnie Mae 2017-163 SH, 1.950%, (-1.000*TSFR1M + 6.086%), 11/20/2047	1,621,973	0.0
7,742,280 (3)(6)	Ginnie Mae 2017-19 SE, 1.889%, (-1.000*TSFR1M + 6.036%), 02/16/2047	786,957	0.0
4,781,307	Ginnie Mae 2018-1 LZ, 3.000%, 01/20/2048	3,892,222	0.1
363,290	Ginnie Mae 2018-104 HZ, 3.500%, 08/20/2048	272,707	0.0
933,074	Ginnie Mae 2018-120 DE, 3.500%, 09/20/2048	876,981	0.0
217,380	Ginnie Mae 2018-122 GZ, 3.500%, 09/20/2048	173,699	0.0
1,257,424	Ginnie Mae 2018-126 A, 3.500%, 09/20/2048	1,162,292	0.0
218,772	Ginnie Mae 2018-147 KZ, 3.750%, 10/20/2048	179,632	0.0
11,622,266 (3)(6)	Ginnie Mae 2018- 167 CS, 1.850%, (-1.000*TSFR1M + 5.986%), 12/20/2048	1,238,598	0.0
176,532	Ginnie Mae 2019-100 JB, 3.000%, 08/20/2049	131,769	0.0
532,322	Ginnie Mae 2019-100 KB, 3.000%, 08/20/2049	396,180	0.0
1,349,931	Ginnie Mae 2019-100 MC, 3.000%, 08/20/2049	987,332	0.0
73,824,995 (6)	Ginnie Mae 2019-129 AI, 3.500%, 10/20/2049	14,191,010	0.2
34,019,998 (6)	Ginnie Mae 2019-137 GI, 4.000%, 11/20/2049	7,403,689	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
16,884,602 (3)(6)	Ginnie Mae 2019-159 SM, 1.800%, (-1.000*TSFR1M + 5.936%), 12/20/2049	$2,118,363	0.0
1,081,376	Ginnie Mae 2019-23 NG, 3.500%, 02/20/2049	832,851	0.0
71,326	Ginnie Mae 2019-54 AB, 3.000%, 04/20/2049	56,343	0.0
798,785	Ginnie Mae 2019- 78 MB, 3.000%, 06/20/2049	594,217	0.0
416,445	Ginnie Mae 2019-89 KB, 3.000%, 07/20/2049	311,630	0.0
299,424	Ginnie Mae 2019-89 WB, 3.000%, 07/20/2049	219,824	0.0
67,350,034 (6)	Ginnie Mae 2020-187 BI, 2.500%, 12/20/2050	10,072,888	0.1
17,302,746 (6)	Ginnie Mae 2020-188 PI, 3.500%, 06/20/2050	3,236,252	0.0
15,911,266 (3)(6)	Ginnie Mae 2020-32 SG, 1.850%, (-1.000*TSFR1M + 5.986%), 03/20/2050	2,025,478	0.0
13,605,249 (3)(6)	Ginnie Mae 2020-34 SQ, 1.800%, (-1.000*TSFR1M + 5.936%), 10/20/2049	1,660,423	0.0
24,586,277 (3)(6)	Ginnie Mae 2020-46 BS, 0.336%, (-1.000*TSFR1M + 3.236%), 04/20/2050	335,231	0.0
11,993,233 (3)(6)	Ginnie Mae 2020- 77 JS, 1.850%, (-1.000*TSFR1M + 5.986%), 10/20/2048	1,098,413	0.0
73,824,384 (6)	Ginnie Mae 2021-139 PI, 2.500%, 08/20/2051	10,614,695	0.1
18,318,912 (6)	Ginnie Mae 2021-146 IL, 4.000%, 08/20/2051	3,912,625	0.1
17,225,537 (6)	Ginnie Mae 2021-161 IC, 4.500%, 09/20/2051	3,869,468	0.1
27,506,046 (6)	Ginnie Mae 2021-57 IG, 3.500%, 09/20/2050	5,269,134	0.1
38,099,093 (3)(6)	Ginnie Mae 2022-172 SB, 1.311%, (-1.000*SOFR30A + 5.700%), 10/20/2052	2,892,104	0.0
13,253,708	Ginnie Mae 2023-111 ZL, 6.000%, 08/20/2053	13,572,094	0.2
1,663,058	Ginnie Mae 2023-99 DV, 5.000%, 07/20/2034	1,678,369	0.0
110,037,845 (3)(6)	Ginnie Mae 2024-184 SN, 0.911%, (-1.000*SOFR30A + 5.300%), 11/20/2054	6,535,087	0.1
6,675,993	Ginnie Mae 2024-20 VZ, 5.500%, 09/20/2053	6,861,745	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
76,893,454 (3)(6)	Ginnie Mae 2025-105 ES, 1.800%, (-1.000*TSFR1M + 5.936%), 11/20/2049	$7,975,062	0.1
149,455,010 (3)(6)	Ginnie Mae 2025-139 SD, 1.561%, (-1.000*SOFR30A + 5.950%), 08/20/2065	5,628,565	0.1
263,164 (1)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	236,703	0.0
422,064 (1)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	379,627	0.0
1,052,707 (1)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	946,860	0.0
268,998 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	253,888	0.0
2,633,031 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.364%, 11/25/2049	2,443,357	0.0
967,655 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.971%, 03/25/2050	899,446	0.0
1,437,783 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B2A, 3.412%, 10/25/2050	1,241,142	0.0
886,083 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.412%, 10/25/2050	713,213	0.0
1,339,683 (1)(3)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.375%, 04/25/2052	1,108,380	0.0
2,889,509 (1)(3)	GS Mortgage-Backed Securities Trust 2023-PJ4 A3, 6.000%, 01/25/2054	2,931,447	0.0
1,941,433 (1)(3)	GS Mortgage-Backed Securities Trust 2023-PJ5 B2, 6.703%, 02/25/2054	1,998,471	0.0
2,036,332 (1)(3)	GS Mortgage-Backed Securities Trust 2023-PJ6 B2, 6.854%, 04/25/2054	2,113,229	0.0
3,655,576 (1)(3)	GS Mortgage-Backed Securities Trust 2024-PJ1 B2, 7.040%, 06/25/2054	3,792,659	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
813,969 (1)(3)	GS Mortgage-Backed Securities Trust 2024-PJ2 B3, 6.202%, 07/25/2054	$805,576	0.0
2,918,342 (1)(3)	GS Mortgage-Backed Securities Trust 2024-PJ4 B2, 6.063%, 08/25/2054	2,928,896	0.0
1,911,514 (1)(3)	GS Mortgage-Backed Securities Trust 2024-PJ4 B3, 6.063%, 08/25/2054	1,869,755	0.0
106,167	GSR Mortgage Loan Trust 2007-1F 3A13, 6.000%, 01/25/2037	63,823	0.0
1,201,983 (3)	HarborView Mortgage Loan Trust 2007-5 A1A, 4.628%, (TSFR1M + 0.494%), 09/19/2037	1,044,828	0.0
26,475 (3)	HomeBanc Mortgage Trust 2004-1 2A, 5.132%, (TSFR1M + 0.974%), 08/25/2029	26,002	0.0
4,762,264 (1)	HTAP Issuer Trust 2025-1 A, 6.500%, 11/25/2042	4,771,603	0.1
286,281 (3)	Impac CMB Trust Series 2005-1 M1, 4.962%, (TSFR1M + 0.804%), 04/25/2035	273,937	0.0
2,000,000 (1)(3)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	1,605,115	0.0
1,359,892 (3)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 4.692%, (TSFR1M + 0.534%), 02/25/2046	1,038,305	0.0
32,279 (1)(3)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	30,616	0.0
2,079,062 (1)(3)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.148%, 05/25/2052	1,706,340	0.0
2,230,438 (1)(3)	J.P. Morgan Mortgage Trust 2023-8 B3, 6.230%, 02/25/2054	2,226,169	0.0
4,685,880 (1)(3)	J.P. Morgan Mortgage Trust 2024-1 A9, 6.000%, 06/25/2054	4,730,031	0.1
302,426	JP Morgan Alternative Loan Trust 2005-S1 1A1, 5.500%, 12/25/2035	82,577	0.0
933,682 (3)	JP Morgan Mortgage Trust 2005-A4 B1, 5.626%, 07/25/2035	901,940	0.0
822,568 (1)(3)	JP Morgan Mortgage Trust 2017-1 B4, 3.446%, 01/25/2047	738,203	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,157,154 (1)(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.778%, 12/25/2048	$1,060,519	0.0
1,628,653 (1)(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.576%, 06/25/2048	1,494,239	0.0
1,567,645 (1)(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.576%, 06/25/2048	1,431,684	0.0
2,071,634 (1)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.576%, 06/25/2048	1,892,148	0.0
1,775,473 (1)(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.715%, 10/25/2048	1,636,560	0.0
129,097 (1)(3)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	121,018	0.0
211,986 (1)(3)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	191,005	0.0
471,082 (1)(3)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	424,469	0.0
1,537,063 (1)(3)	JP Morgan Mortgage Trust 2019-INV1 B3, 4.925%, 09/25/2049	1,500,518	0.0
653,644 (1)(3)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	588,736	0.0
229,446 (1)(3)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	206,579	0.0
236,603 (1)(3)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	212,792	0.0
1,882,458 (1)(3)	JP Morgan Mortgage Trust 2020-5 B3, 3.574%, 12/25/2050	1,661,883	0.0
863,046 (1)(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.488%, 03/25/2051	768,060	0.0
176,534 (1)(3)	JP Morgan Mortgage Trust 2020-INV1 A3, 3.500%, 08/25/2050	158,980	0.0
1,380,781 (1)(3)	JP Morgan Mortgage Trust 2022-2 B3, 3.122%, 08/25/2052	1,127,574	0.0
1,365,966 (1)(3)	JP Morgan Mortgage Trust 2023-10 B3, 6.294%, 05/25/2054	1,358,309	0.0
2,062,959 (1)(3)	JP Morgan Mortgage Trust 2024-2 A9, 6.500%, 08/25/2054	2,092,966	0.0
3,184,955 (1)(3)	JP Morgan Mortgage Trust 2024-9 A9A, 5.500%, 02/25/2055	3,181,299	0.0
3,673,495 (1)(3)	JP Morgan Mortgage Trust 2025-CCM1 A9, 5.500%, 06/25/2055	3,669,278	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,094,078 (3)(6)	Lehman Mortgage Trust 2006-7 2A4, 2.278%, (-1.000*TSFR1M + 6.436%), 11/25/2036	$1,858,472	0.0
8,302,817 (3)(6)	Lehman Mortgage Trust 2006-9 2A5, 2.348%, (-1.000*TSFR1M + 6.506%), 01/25/2037	1,005,186	0.0
133,643 (1)(3)	MFA Trust 2020-NQM3 A3, 1.632%, 01/26/2065	127,851	0.0
3,300,449 (1)(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	3,228,921	0.0
2,482,000 (1)(3)	Mill City Mortgage Trust 2015-2 B2, 3.701%, 09/25/2057	2,314,940	0.0
1,000,000 (1)(3)	Morgan Stanley Residential Mortgage Loan Trust 2020-1 A5A, 2.500%, 12/25/2050	707,488	0.0
4,642,747 (1)(3)	Morgan Stanley Residential Mortgage Loan Trust 2024-2 B1, 7.130%, 03/25/2054	5,018,507	0.1
3,906,555 (1)(3)	Morgan Stanley Residential Mortgage Loan Trust 2024-4 A13, 5.500%, 09/25/2054	3,882,382	0.1
1,681,115 (1)(3)	Morgan Stanley Residential Mortgage Loan Trust 2024-4 B3, 6.991%, 09/25/2054	1,739,217	0.0
1,403,144 (1)(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,391,930	0.0
494,690 (1)(3)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	484,626	0.0
245,848 (1)(3)	Oaktown Re VI Ltd. 2021-1A M1C, 7.356%, (SOFR30A + 3.000%), 10/25/2033	247,306	0.0
6,000,000 (1)(3)	Oaktown Re VII Ltd. 2021-2 M1C, 7.706%, (SOFR30A + 3.350%), 04/25/2034	6,101,741	0.1
24,281 (1)(3)	OBX Trust 2019-EXP1 1A3, 4.000%, 01/25/2059	24,092	0.0
235,786 (1)(3)	OBX Trust 2019-INV2 A25, 4.000%, 05/27/2049	221,174	0.0
1,316,739 (1)(3)	OBX Trust 2025-J2 A19, 5.500%, 09/25/2055	1,314,075	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,414,908,494 (1)(6)	PMTT4 2017-PM1 XIO, 13.000%, 10/25/2048	$7,713,444	0.1
46,023	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	41,200	0.0
2,839,935 (1)(3)	Provident Funding Mortgage Trust 2025-2 A13, 6.000%, 06/25/2055	2,866,693	0.0
2,968,637 (1)(3)	Provident Funding Mortgage Trust 2025-3 A13, 6.000%, 08/25/2055	2,985,475	0.0
146,224,562 (1)(3)(6)	RATE Mortgage Trust 2021-HB1 AX1, 0.200%, 12/25/2051	1,762,123	0.0
566,174 (1)(3)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	513,712	0.0
833,363 (1)(3)	RCKT Mortgage Trust 2019-1 B4, 3.897%, 09/25/2049	754,366	0.0
235,344,137 (1)(3)(6)	RCKT Mortgage Trust 2021-1 AX1, 0.215%, 03/25/2051	2,910,289	0.0
182,499,604 (1)(3)(6)	RCKT Mortgage Trust 2021-3 AX1, 0.125%, 07/25/2051	1,373,611	0.0
1,581,508 (1)(3)	Redwood Funding Trust 2025-2 A, 7.112%, 10/25/2055	1,596,295	0.0
3,935,223 (1)	Redwood Funding Trust 2025-3 A, 6.231%, 12/27/2056	3,944,861	0.1
31,026,779 (3)	Seasoned Credit Risk Transfer Trust 2017-4 HT, 3.250%, 06/25/2057	28,117,919	0.3
173,878 (1)(3)	Seasoned Credit Risk Transfer Trust Series 2016-1 M2, 3.750%, 09/25/2055	160,099	0.0
3,045,104	Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	2,642,433	0.0
7,078,687	Seasoned Credit Risk Transfer Trust Series 2018-2 MV, 3.500%, 11/25/2057	6,773,652	0.1
3,141,678	Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	2,718,694	0.0
2,511,905	Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	2,149,464	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,855,625	Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	$2,473,684	0.0
1,421,543	Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	1,232,420	0.0
659,184	Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	573,529	0.0
5,449,023	Seasoned Credit Risk Transfer Trust Series 2019-3 MA, 3.500%, 10/25/2058	5,291,888	0.1
711,661	Seasoned Credit Risk Transfer Trust Series 2019-4 M55D, 4.000%, 02/25/2059	666,604	0.0
63,087	Seasoned Credit Risk Transfer Trust Series 2020-3 TTU, 2.500%, 05/25/2060	58,889	0.0
32,340,000	Seasoned Loans Structured Transaction Trust Series 2019-3 A2C, 2.750%, 11/25/2029	30,048,701	0.3
699,693 (1)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.755%, 05/25/2045	617,413	0.0
982,625 (1)(3)	Sequoia Mortgage Trust 2015-3 B3, 3.726%, 07/25/2045	794,221	0.0
572,138 (1)(3)	Sequoia Mortgage Trust 2017-5 B3, 3.786%, 08/25/2047	522,965	0.0
100,282 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	94,123	0.0
2,017,530 (1)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.434%, 03/25/2048	1,938,122	0.0
455,351 (1)(3)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	414,013	0.0
1,304 (1)(3)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	1,300	0.0
1,738,804 (1)(3)	Sequoia Mortgage Trust 2020-2 B2, 3.633%, 03/25/2050	1,560,884	0.0
2,645,980 (1)(3)	Sequoia Mortgage Trust 2020-3 B2, 3.304%, 04/25/2050	2,324,517	0.0
974,316 (1)(3)	Sequoia Mortgage Trust 2021-5 A19, 2.500%, 07/25/2051	806,962	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
907,751 (1)(3)	Sequoia Mortgage Trust 2021-5 B3, 3.050%, 07/25/2051	$759,940	0.0
981,177 (1)(3)	Sequoia Mortgage Trust 2024-3 A19, 6.000%, 04/25/2054	990,421	0.0
3,494,072 (1)(3)	Sequoia Mortgage Trust 2024-9 A20, 5.500%, 10/25/2054	3,490,060	0.1
2,531,522 (1)(3)	Sequoia Mortgage Trust 2025-2 A19, 6.000%, 03/25/2055	2,555,374	0.0
4,254,504 (1)(3)	Sequoia Mortgage Trust 2025-6 B3, 6.223%, 07/25/2055	4,165,152	0.1
1,997,772 (1)(3)	Sequoia Mortgage Trust 2025-8 B3, 6.251%, 09/25/2055	1,964,013	0.0
3,600,000 (1)(3)	Sequoia Mortgage Trust 2025-9 A28, 6.000%, 10/25/2055	3,644,156	0.1
1,383,289 (1)(3)	Shellpoint Co-Originator Trust 2017-2 B2, 3.618%, 10/25/2047	1,293,589	0.0
1,000,000 (1)(3)	Starwood Mortgage Residential Trust 2022-2 M1, 4.200%, 02/25/2067	801,725	0.0
1,940,730 (1)(3)	TIAA Bank Mortgage Loan Trust 2018-2 B2, 3.658%, 07/25/2048	1,779,504	0.0
2,640,000 (1)(3)	Towd Point Mortgage Trust 2015-2 2B2, 4.905%, 11/25/2057	2,631,131	0.0
2,191,547 (1)(3)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/2055	2,165,952	0.0
3,200,000 (1)(3)	Towd Point Mortgage Trust 2017-1 M1, 3.750%, 10/25/2056	3,156,079	0.0
2,200,000 (1)(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	2,140,723	0.0
1,985,376 (1)(3)	Triangle Re Ltd. 2021-3 M1B, 7.256%, (SOFR30A + 2.900%), 02/25/2034	1,990,970	0.0
190,441 (3)	Wachovia Mortgage Loan Trust LLC Series Trust 2005-B 2A1, 7.177%, 10/20/2035	186,632	0.0
848,963 (3)	WaMu Mortgage Pass-Through Certificates 2005-AR11 A1C3, 5.292%, (TSFR1M + 1.134%), 08/25/2045	821,253	0.0
33,566,640 (3)(6)	WaMu Mortgage Pass-Through Certificates 2005-AR11 X, 1.410%, 08/25/2045	38,437	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
185,991 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.667%, 10/25/2036	$173,525	0.0
131,630 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 2A3, 3.752%, 10/25/2036	119,688	0.0
404,867 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR14 1A4, 4.208%, 11/25/2036	365,373	0.0
420,981 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR16 2A1, 4.470%, 12/25/2036	375,891	0.0
979,445 (3)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 4.161%, 12/25/2036	889,972	0.0
265,699 (3)	WaMu Mortgage Pass-Through Certificates 2007-HY3 1A1, 3.825%, 03/25/2037	223,441	0.0
1,595,036 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2004-AR4 A6, 5.468%, 06/25/2034	1,563,151	0.0
599,606 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2005-AR13 A1C3, 5.252%, (TSFR1M + 1.094%), 10/25/2045	588,966	0.0
973,263 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2006-AR16 2A3, 4.470%, 12/25/2036	869,019	0.0
796,015 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2005-10 2A3, 5.172%, (TSFR1M + 1.014%), 11/25/2035	728,780	0.0
449,097	Washington Mutual Mortgage Pass-Through Certificates WMALT 2005-5 CB3, 5.500%, 07/25/2035	423,937	0.0
2,791,308 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR6 2A, 5.113%, (12MTA + 0.960%), 08/25/2046	1,613,139	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
205,878	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	$178,597	0.0
403,904 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 4.732%, (TSFR1M + 0.574%), 01/25/2047	365,426	0.0
320,621 (3)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.702%, (TSFR1M + 0.544%), 06/25/2037	281,414	0.0
353,021	Wells Fargo Alternative Loan Trust 2007-PA3 3A1, 6.250%, 07/25/2037	308,732	0.0
86,627 (3)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 6.085%, 04/25/2036	85,941	0.0
1,740,821 (1)(3)	Wells Fargo Mortgage Backed Securities Trust 2019-4 B3, 3.514%, 09/25/2049	1,224,094	0.0
452,280 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B3, 3.761%, 08/20/2045	424,100	0.0
737,814 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.761%, 08/20/2045	685,129	0.0
	Total Collateralized Mortgage Obligations
	(Cost $1,510,303,588)	1,443,636,844	14.5

ASSET-BACKED SECURITIES: 12.4%
	Automobile Asset-Backed Securities: 0.3%
6,025,135 (1)(3)	Bayview Opportunity Master Fund VII LLC 2024-CAR1 A, 5.456%, (SOFR30A + 1.100%), 12/26/2031	6,043,284	0.1
13,614,150 (1)	Bayview Opportunity Master Fund VII Trust 2024-SN1 A3, 5.660%, 03/15/2028	13,674,120	0.1
11,850,000 (1)	Westlake Automobile Receivables Trust 2024-1A B, 5.550%, 11/15/2027	11,932,418	0.1
		31,649,822	0.3

	Home Equity Asset-Backed Securities: 0.1%
2,160,055 (1)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	1,764,777	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities: (continued)
3,432,266 (3)	Freddie Mac Structured Pass-Through Certificates T-31 A7, 4.721%, (SOFR30A + 0.364%), 05/25/2031	$3,430,910	0.0
2,460,603 (3)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	873,285	0.0
108,573 (3)	HSI Asset Loan Obligation Trust 2007-WF1 A6, 6.350%, 12/25/2036	76,252	0.0
398,270 (3)	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 4.592%, (TSFR1M + 0.434%), 02/25/2037	361,632	0.0
479,751 (3)	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 4.732%, (TSFR1M + 0.574%), 02/25/2037	435,471	0.0
374,164 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.640%, 11/25/2035	374,288	0.0
4,982,682 (1)	Unlock HEA Trust 2025-1 A, 6.750%, 07/25/2041	4,999,489	0.1
		12,316,104	0.1

	Other Asset-Backed Securities: 11.1%
40,830,000 (1)(3)	720 East CLO Ltd. 2023-IA A1R, 5.688%, (TSFR3M + 1.370%), 04/15/2038	40,968,700	0.4
9,160,000 (1)(3)	720 East CLO VII Ltd. 2025-7A B, 5.831%, (TSFR3M + 1.550%), 04/20/2037	9,164,653	0.1
7,020,000 (1)(3)	720 East CLO VII Ltd. 2025-7A C, 5.981%, (TSFR3M + 1.700%), 04/20/2037	6,956,897	0.1
1,000,000 (1)(3)	AB BSL CLO 4 Ltd. 2023-4A A1R, 5.625%, (TSFR3M + 1.300%), 04/20/2038	1,003,450	0.0
18,200,000 (1)(3)	Allegany Park CLO Ltd. 2019-1A ARR, 5.375%, (TSFR3M + 1.100%), 01/20/2035	18,220,329	0.2
8,990,000 (1)(3)	AMMC CLO 31 Ltd. 2025-31A B, 6.025%, (TSFR3M + 1.700%), 02/20/2038	9,016,880	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
2,021,515 (1)(3)	Apidos CLO XXXII 2019-32A A1R, 5.425%, (TSFR3M + 1.100%), 01/20/2033	$2,022,993	0.0
10,000,000 (1)(3)	Apidos CLO XXXV 2021-35A C, 6.237%, (TSFR3M + 1.912%), 04/20/2034	10,017,880	0.1
3,700,000 (1)	Applebee's Funding LLC / IHOP Funding LLC 2025-1A A2, 6.720%, 06/07/2055	3,752,298	0.0
335,149 (1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	327,160	0.0
552,129 (1)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	522,734	0.0
6,190,518 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 5.615%, (TSFR1M + 1.464%), 11/15/2036	6,190,916	0.1
22,550,000 (1)(3)	Ares LXV CLO Ltd. 2022-65A A1R, 5.278%, (TSFR3M + 1.120%), 07/25/2034	22,607,412	0.2
20,750,000 (1)(3)	Bain Capital Credit CLO Ltd. 2020-5A ARR, 5.335%, (TSFR3M + 1.150%), 04/20/2034	20,760,043	0.2
14,200,000 (1)(3)	Ballyrock CLO 18 Ltd. 2021-18A A2R, 5.968%, (TSFR3M + 1.650%), 04/15/2038	14,227,889	0.1
6,250,000 (1)(3)	Barings CLO Ltd. 2019-4A CR, 6.518%, (TSFR3M + 2.200%), 07/15/2037	6,278,756	0.1
13,890,000 (1)(3)	Benefit Street Partners CLO Ltd. 2015-6BR BR, 5.875%, (TSFR3M + 1.550%), 04/20/2038	13,924,156	0.1
5,500,000 (1)(3)	Benefit Street Partners CLO XXI Ltd. 2020-21A A1R, 5.749%, (TSFR3M + 1.432%), 10/15/2034	5,508,838	0.1
20,100,000 (1)(3)	Benefit Street Partners CLO XXIX Ltd. 2022-29A AR, 5.498%, (TSFR3M + 1.180%), 01/25/2038	20,100,261	0.2
8,750,000 (1)(3)	Birch Grove CLO 10 Ltd. 2024-10A A, 5.722%, (TSFR3M + 1.390%), 01/22/2038	8,778,280	0.1
13,650,000 (1)(3)	Birch Grove CLO 12 Ltd. 2025-12A A1, 5.513%, (TSFR3M + 1.170%), 04/22/2038	13,666,557	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
19,040,000 (1)(3)	Birch Grove CLO 12 Ltd. 2025-12A B, 5.893%, (TSFR3M + 1.550%), 04/22/2038	$19,054,280	0.2
2,000,000 (1)(3)	BlueMountain CLO Ltd. 2014-2A A2R2, 5.987%, (TSFR3M + 1.662%), 10/20/2030	2,003,972	0.0
7,801,647 (1)(3)	BlueMountain CLO Ltd. 2016-3A A1R2, 5.411%, (TSFR3M + 1.200%), 11/15/2030	7,806,070	0.1
2,800,000 (1)	Bojangles Issuer LLC 2024-1A A2, 6.584%, 11/20/2054	2,842,469	0.0
7,570,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 5.757%, (TSFR3M + 1.432%), 07/20/2034	7,575,413	0.1
4,400,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 6.587%, (TSFR3M + 2.262%), 07/20/2034	4,406,512	0.0
3,658,437 (1)(3)	BSPRT Issuer Ltd. 2023-FL10 A, 6.409%, (TSFR1M + 2.259%), 09/15/2035	3,659,615	0.0
6,600,000 (1)(3)	California Street CLO IX L.P. 2012-9A CR3, 7.079%, (TSFR3M + 2.762%), 07/16/2032	6,614,236	0.1
13,927,335 (1)(3)	Carlyle Global Market Strategies CLO Ltd. 2015-4A A1RR, 5.545%, (TSFR3M + 1.220%), 07/20/2032	13,928,031	0.1
10,000,000 (1)(3)	Cedar Funding IV CLO Ltd. 2014-4A CR3, 6.369%, (TSFR3M + 2.050%), 01/23/2038	10,022,430	0.1
13,000,000 (1)(3)	Cedar Funding VIII Clo Ltd. 2017-8A ARR, 5.542%, (TSFR3M + 1.220%), 01/17/2038	13,003,419	0.1
23,571 (3)	Chase Funding Trust Series 2003-5 2A2, 4.872%, (TSFR1M + 0.714%), 07/25/2033	23,787	0.0
7,500,000 (1)	Cherry Securitization Trust 2025-1A A, 6.130%, 11/15/2032	7,627,402	0.1
7,160,000 (1)(3)	CIFC Funding Ltd. 2018-2A A1R, 5.695%, (TSFR3M + 1.370%), 10/20/2037	7,179,268	0.1
3,000,000 (1)(3)	CIFC Funding Ltd. 2019-6A A2R, 6.018%, (TSFR3M + 1.700%), 07/16/2037	3,005,124	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
21,000,000 (1)(3)	CIFC Funding Ltd. 2022-4A AR, 5.372%, (TSFR3M + 1.090%), 07/16/2035	$21,005,565	0.2
1,657,087 (1)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	1,552,802	0.0
5,027,381 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	4,651,678	0.1
4,465,000 (1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	4,431,214	0.0
5,336,686 (1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	5,336,022	0.1
5,118,052 (1)	Driven Brands Funding LLC 2021-1A A2, 2.791%, 10/20/2051	4,831,831	0.1
6,400,000 (1)(3)	Dryden 49 Senior Loan Fund 2017-49A CR, 6.641%, (TSFR3M + 2.312%), 07/18/2030	6,413,331	0.1
11,400,000 (1)(3)	Dryden 75 CLO Ltd. 2019-75A CR2, 6.379%, (TSFR3M + 2.062%), 04/15/2034	11,411,867	0.1
8,000,000 (1)(3)	Eaton Vance Clo Ltd. 2015-1A A2R, 5.837%, (TSFR3M + 1.512%), 01/20/2030	8,002,000	0.1
22,500,000 (1)(3)	Elmwood CLO IV Ltd. 2020-1A AR, 5.789%, (TSFR3M + 1.460%), 04/18/2037	22,556,700	0.2
17,790,000 (1)(3)	Elmwood CLO IX Ltd. 2021-2A BR, 5.875%, (TSFR3M + 1.550%), 04/20/2038	17,848,582	0.2
8,990,000 (1)(3)	Elmwood CLO XI Ltd. 2021-4A BR, 5.875%, (TSFR3M + 1.550%), 01/20/2038	9,017,186	0.1
21,900,000 (1)(3)	Empower CLO Ltd. 2022-1A A1R, 5.715%, (TSFR3M + 1.390%), 10/20/2037	21,991,432	0.2
5,210,625 (1)	Five Guys Holdings, Inc. 2023-1A A2, 7.549%, 01/26/2054	5,426,317	0.1
2,486,527 (1)(3)	FS Rialto 2021-FL3 A, 5.511%, (TSFR1M + 1.364%), 11/16/2036	2,486,875	0.0
3,306,187 (1)(3)	Galaxy XXVI CLO Ltd. 2018-26A AR, 5.374%, (TSFR3M + 1.170%), 11/22/2031	3,307,694	0.0
4,643,125 (1)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	4,705,715	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
355,255 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	$344,546	0.0
332,681 (1)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	318,963	0.0
879,666 (1)	HERO Funding Trust 2016-4A A2, 4.290%, 09/20/2047	848,879	0.0
17,750,000 (1)(3)	Invesco CLO Ltd. 2021-3A BR, 5.653%, (TSFR3M + 1.500%), 10/22/2034	17,776,181	0.2
7,761,000 (1)	Jersey Mike's Funding LLC 2024-1A A2, 5.636%, 02/15/2055	7,921,968	0.1
10,030,000 (1)(3)	Lakeside Park CLO Ltd. 2025-1A B1, 5.837%, (TSFR3M + 1.550%), 04/15/2038	10,060,581	0.1
6,000,000 (1)(3)	LCM 26 Ltd. 26A A2, 5.837%, (TSFR3M + 1.512%), 01/20/2031	6,001,782	0.1
3,554,511 (1)(3)	LCM 30 Ltd. 30A AR, 5.667%, (TSFR3M + 1.342%), 04/20/2031	3,560,732	0.0
5,000,000 (1)(3)	LCM XVIII L.P. 18A A2R, 5.807%, (TSFR3M + 1.482%), 04/20/2031	5,001,840	0.1
11,900,000 (1)(3)	LCM XXIV Ltd. 24A CR, 6.487%, (TSFR3M + 2.162%), 03/20/2030	11,928,822	0.1
6,714,870 (1)	Loanpal Solar Loan Ltd. 2021-2GS A, 2.220%, 03/20/2048	5,480,812	0.1
6,150,000 (1)(3)	Madison Park Funding XLVIII Ltd. 2021-48 AC, 6.587%, (TSFR3M + 2.262%), 04/19/2033	6,160,904	0.1
10,580,000 (1)(3)	Magnetite Xlv Ltd. 2025-45A B, 5.835%, (TSFR3M + 1.550%), 04/15/2038	10,613,983	0.1
31,780,000 (1)(3)	Magnetite XXXI Ltd. 2021-31A A1, 5.679%, (TSFR3M + 1.362%), 07/15/2034	31,835,837	0.3
10,000,000 (1)(3)	MF1 Ltd. 2021-FL6 AS, 5.700%, (TSFR1M + 1.564%), 07/16/2036	10,001,261	0.1
3,199,959 (1)(3)	MF1 Ltd. 2022-FL8 A, 5.484%, (TSFR1M + 1.350%), 02/19/2037	3,200,911	0.0
3,500,000 (1)(3)	MF1 Ltd. 2024-FL14 A, 5.871%, (TSFR1M + 1.737%), 03/19/2039	3,516,404	0.0
7,500,000 (1)(3)	MF1 Ltd. 2024-FL15 A, 6.988%, (TSFR1M + 1.688%), 08/18/2041	7,529,396	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
513,737 (1)	Mill City Solar Loan Ltd. 2019-1A A, 4.340%, 03/20/2043	$478,821	0.0
2,657,664 (1)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	2,399,166	0.0
1,693,490 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,593,157	0.0
2,879,388 (1)	Mosaic Solar Loan Trust 2018-2GS A, 4.200%, 02/22/2044	2,699,064	0.0
370,185 (1)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	336,383	0.0
2,269,545 (1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	2,013,716	0.0
2,668,010 (1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	2,321,982	0.0
5,327,292 (1)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	4,489,693	0.1
2,440,380 (1)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	1,955,840	0.0
7,042,066 (1)	Mosaic Solar Loan Trust 2024-2A A, 5.600%, 04/22/2052	6,874,510	0.1
992,456 (1)	Mosaic Solar Loans LLC 2017-2A A, 3.820%, 06/22/2043	935,433	0.0
5,213,634 (1)	Mosaic Solar Loans LLC 2024-1A A, 5.500%, 09/20/2049	5,057,781	0.1
9,100,000 (1)(3)	Neuberger Berman CLO XVII Ltd. 2014-17A AR3, 5.732%, (TSFR3M + 1.400%), 07/22/2038	9,142,279	0.1
6,000,000 (1)(3)	Oaktree CLO Ltd. 2023-1A BR, 6.318%, (TSFR3M + 2.000%), 04/15/2038	6,045,144	0.1
6,010,000 (1)(3)	OCP Clo Ltd. 2019-17A AR2, 5.725%, (TSFR3M + 1.400%), 07/20/2037	6,026,828	0.1
5,930,000 (1)(3)	Octagon 58 Ltd. 2022-1A BR, 6.068%, (TSFR3M + 1.750%), 04/15/2038	5,965,497	0.1
13,850,000 (1)(3)	Octagon Investment Partners 29 Ltd. 2016-1A A1R2, 5.749%, (TSFR3M + 1.420%), 07/18/2037	13,892,644	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
4,500,000 (1)(3)	Octagon Investment Partners 32 Ltd. 2017-1A CR3, 6.368%, (TSFR3M + 2.050%), 10/31/2037	$4,524,318	0.1
6,700,000 (1)(3)	OHA Credit Funding 9 Ltd. 2021-9A CR, 6.275%, (TSFR3M + 1.950%), 10/19/2037	6,740,991	0.1
10,700,000 (1)(3)	OHA Credit Partners VII Ltd. 2012-7A CR4, 5.904%, (TSFR3M + 1.700%), 02/20/2038	10,736,198	0.1
10,900,000 (1)(3)	OZLM XV Ltd. 2016-15A A1R3, 5.332%, (TSFR3M + 1.050%), 04/20/2033	10,913,461	0.1
5,665,077 (1)	Pagaya AI Debt Grantor Trust 2024-11 B, 5.637%, 07/15/2032	5,707,387	0.1
10,874 (1)	Pagaya AI Debt Selection Trust 2021-HG1 A, 1.220%, 01/16/2029	10,857	0.0
21,880,000 (1)(3)	Palmer Square CLO Ltd. 2021-1A A2R, 5.825%, (TSFR3M + 1.500%), 04/20/2038	21,901,530	0.2
5,800,000 (1)(3)	Palmer Square CLO Ltd. 2021-1A BR, 6.125%, (TSFR3M + 1.800%), 04/20/2038	5,822,214	0.1
7,410,000 (1)(3)	Palmer Square Loan Funding Ltd. 2025-1A B, 5.811%, (TSFR3M + 1.600%), 02/15/2033	7,356,515	0.1
8,600,000 (1)(3)	Park Avenue Institutional Advisers CLO Ltd. 2017-1A A2R2, 5.619%, (TSFR3M + 1.550%), 02/14/2034	8,606,450	0.1
22,300,000 (1)(3)	Park Avenue Institutional Advisers CLO Ltd. 2021-1A A1AR, 5.342%, (TSFR3M + 1.110%), 01/20/2034	22,309,121	0.2
13,596,582 (1)	Sabal Issuer 2025 1 LLC 2025-1A A, 6.280%, 11/01/2060	13,939,571	0.1
5,663,750 (1)	Servpro Master Issuer LLC 2024-1A A2, 6.174%, 01/25/2054	5,861,304	0.1
4,652,000 (1)	SoFi Consumer Loan Program Trust 2025-1 C, 5.420%, 02/27/2034	4,725,501	0.1
6,928,917 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	6,833,508	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
3,840,000 (1)	Sonic Capital LLC 2021-1A A2II, 2.636%, 08/20/2051	$3,323,339	0.0
18,000,000 (1)(3)	Sound Point Clo XVI Ltd. 2017-2A CR, 6.780%, (TSFR3M + 2.462%), 07/25/2030	18,027,450	0.2
9,950,000 (1)(3)	Sound Point CLO XXIX Ltd. 2021-1A C1, 6.880%, (TSFR3M + 2.562%), 04/25/2034	9,966,109	0.1
23,242,622 (1)(3)	Sound Point CLO XXVIII Ltd. 2020-3A A1R, 5.598%, (TSFR3M + 1.280%), 01/25/2032	23,269,444	0.2
3,798,114 (1)	Sunnova Helios II Issuer LLC 2018-1A A, 4.870%, 07/20/2048	3,653,397	0.0
2,797,633 (1)	Sunnova Helios V Issuer LLC 2021-A A, 1.800%, 02/20/2048	2,209,511	0.0
12,005,168 (1)	Sunnova Helios XI Issuer LLC 2023-A A, 5.300%, 05/20/2050	11,030,386	0.1
6,855,852 (1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	5,773,748	0.1
7,735,944 (1)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	6,448,397	0.1
3,890,103 (1)	Sunrun Athena Issuer LLC 2018-1 A, 5.310%, 04/30/2049	3,775,837	0.0
6,071,734 (1)	Sunrun Bacchus Issuer LLC 2025-1A A1, 5.990%, 04/30/2060	6,116,546	0.1
4,067,324 (1)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	3,907,639	0.0
3,700,000 (1)	Sunrun Pangea Issuer LLC 2025-2A A1, 6.150%, 01/30/2054	3,705,045	0.0
2,700,300 (1)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	2,564,803	0.0
11,990,000 (1)(3)	Symphony Clo 47 Ltd. 2025-47A B, 5.875%, (TSFR3M + 1.550%), 04/20/2038	12,031,857	0.1
9,796,404 (1)(3)	Symphony CLO XVI Ltd. 2015-16A ARR, 5.518%, (TSFR3M + 1.200%), 10/15/2031	9,802,850	0.1
13,328,361 (1)(3)	Symphony CLO XX Ltd. 2018-20A AR2, 5.418%, (TSFR3M + 1.100%), 01/16/2032	13,333,052	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
8,450,000 (1)(3)	Symphony CLO XXVI Ltd. 2021-26A CR, 6.587%, (TSFR3M + 2.262%), 04/20/2033	$8,460,132	0.1
2,000,000 (1)	Taco Bell Funding LLC 2025-1A A2I, 4.821%, 08/25/2055	2,009,139	0.0
4,646,000 (1)	Textainer Marine Containers Ltd. 2021-3A A, 1.940%, 08/20/2046	4,182,586	0.0
3,895,000 (1)	Textainer Marine Containers VII Ltd. 2021-1A A, 1.680%, 02/20/2046	3,633,565	0.0
2,106,583 (1)(3)	THL Credit Wind River CLO Ltd. 2015-1A A1R3, 5.525%, (TSFR3M + 1.200%), 10/20/2030	2,107,647	0.0
10,316,948 (1)(3)	TIAA CLO I Ltd. 2016-1A ARR, 5.575%, (TSFR3M + 1.250%), 07/20/2031	10,326,016	0.1
12,450,000 (1)	Trafigura Securitisation Finance PLC 2024-1A A2, 5.980%, 11/15/2027	12,675,084	0.1
12,455,769 (1)(3)	Venture 37 CLO Ltd. 2019-37A A1RR, 5.568%, (TSFR3M + 1.250%), 07/15/2032	12,460,179	0.1
3,403,124 (1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	3,357,303	0.0
12,580,000 (1)(3)	Wind River CLO Ltd. 2016-1KRA BR3, 5.918%, (TSFR3M + 1.600%), 10/15/2034	12,597,851	0.1
10,000,000 (1)(3)	Wind River CLO Ltd. 2021-1A CR, 6.575%, (TSFR3M + 2.250%), 07/20/2037	10,049,350	0.1
8,300,000 (1)(3)	Wind River CLO Ltd. 2021-2A BR, 5.612%, (TSFR3M + 1.600%), 07/20/2034	8,312,707	0.1
7,900,000 (1)	Wingstop Funding LLC 2024-1A A2, 5.858%, 12/05/2054	8,192,103	0.1
15,216,000 (1)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	14,372,878	0.2
		1,099,742,537	11.1

	Student Loan Asset-Backed Securities: 0.9%
265,915 (1)	Commonbond Student Loan Trust 2016-B B, 4.000%, 10/25/2040	248,614	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
360,432 (1)	Commonbond Student Loan Trust-GS 2017-BGS B, 3.260%, 09/25/2042	$301,329	0.0
69,007 (1)	Commonbond Student Loan Trust-GS 2018-AGS C, 3.820%, 02/25/2044	56,864	0.0
2,217,595 (1)	Commonbond Student Loan Trust-GS 2020-AGS A, 1.980%, 08/25/2050	1,996,488	0.0
1,195,133 (1)(3)	ELFI Graduate Loan Program LLC 2021-A B, 2.090%, 12/26/2046	998,146	0.0
2,606,874 (1)	Laurel Road Prime Student Loan Trust 2020-A A2FX, 1.400%, 11/25/2050	2,433,878	0.0
1,393,354 (1)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	1,325,534	0.0
1,697,062 (1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	1,594,040	0.0
7,490,950 (1)	Navient Private Education Refi Loan Trust 2020-HA A, 1.310%, 01/15/2069	7,093,564	0.1
3,318,103 (1)	Navient Private Education Refi Loan Trust 2021-BA A, 0.940%, 07/15/2069	3,035,102	0.0
4,849,181 (1)	Navient Private Education Refi Loan Trust 2021-DA C, 3.480%, 04/15/2060	4,549,750	0.1
1,850,000 (1)	Navient Private Education Refi Loan Trust 2021-FA B, 2.120%, 02/18/2070	1,343,933	0.0
2,700,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,331,843	0.0
1,396,736 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,383,627	0.0
7,610,774 (1)	SMB Private Education Loan Trust 2019-B A2A, 2.840%, 06/15/2037	7,473,963	0.1
1,844,053 (1)	SMB Private Education Loan Trust 2023-A A1A, 5.380%, 01/15/2053	1,887,449	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
1,900,000 (1)	SMB Private Education Loan Trust 2023-A B, 5.880%, 01/15/2053	$1,954,161	0.0
16,106,545 (1)	SMB Private Education Loan Trust-A 2020-PTA A2A, 1.600%, 09/15/2054	15,209,953	0.2
3,203,927 (1)	Sofi Professional Loan Program LLC 2018-A B, 3.610%, 02/25/2042	3,117,368	0.0
3,000,000 (1)	Sofi Professional Loan Program LLC 2019-B BFX, 3.730%, 08/17/2048	2,817,617	0.0
3,900,000 (1)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	3,775,863	0.0
8,000,000 (1)	Sofi Professional Loan Program Trust 2018-B BFX, 3.830%, 08/25/2047	7,759,677	0.1
541,051 (1)	Sofi Professional Loan Program Trust 2018-D A2FX, 3.600%, 02/25/2048	537,258	0.0
5,800,000 (1)	SoFi Professional Loan Program Trust 2018-C BFX, 4.130%, 01/25/2048	5,623,770	0.1
6,000,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	5,807,363	0.1
4,392,769 (1)	SoFi Professional Loan Program Trust 2020-C AFX, 1.950%, 02/15/2046	4,126,839	0.1
		88,783,993	0.9
	Total Asset-Backed Securities
	(Cost $1,242,501,147)	1,232,492,456	12.4

U.S. TREASURY OBLIGATIONS: 12.0%
	United States Treasury Bonds: 3.8%
58,000	1.250%, 05/15/2050	28,466	0.0
2,699,000	1.375%, 11/15/2040	1,761,994	0.0
268,000	1.625%, 11/15/2050	143,872	0.0
9,469,100	2.875%, 05/15/2052	6,758,940	0.1
14,333,300	3.250%, 05/15/2042	12,046,691	0.1
60,467,500	4.750%, 02/15/2045	60,859,594	0.6
44,964,500	4.750%, 05/15/2055	45,119,066	0.4
248,986,100 (2)	4.875%, 08/15/2045	254,568,836	2.6
		381,287,459	3.8
	United States Treasury Notes: 8.2%
8,184,600	1.250%, 11/30/2026	7,957,286	0.1
25,131,200	1.250%, 09/30/2028	23,445,152	0.2
3,309,100	1.500%, 01/31/2027	3,216,096	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Notes (continued)
46,866,500	3.375%, 09/15/2027	$46,656,882	0.5
125,523,700	3.375%, 09/15/2028	124,675,435	1.3
128,770,100	3.500%, 09/30/2027	128,498,475	1.3
109,883,300	3.625%, 09/30/2030	109,329,591	1.1
57,336,700	3.750%, 05/15/2028	57,528,195	0.6
171,083,900	3.875%, 09/30/2032	170,535,898	1.7
747,000	3.875%, 08/15/2034	735,708	0.0
1,888,000	4.000%, 03/31/2030	1,909,904	0.0
2,501,700	4.000%, 04/30/2032	2,516,700	0.0
25,496,000 (2)	4.125%, 06/15/2026	25,556,923	0.3
107,000,800 (2)	4.250%, 08/15/2035	107,878,540	1.1
1,695,100	4.375%, 05/15/2034	1,734,663	0.0
719,000	4.625%, 06/15/2027	730,529	0.0
		812,905,977	8.2
	Total U.S. Treasury Obligations
	(Cost $1,204,153,190)	1,194,193,436	12.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 10.1%
6,500,000 (1)(3)	1345T 2025-AOA A, 5.750%, (TSFR1M + 1.600%), 06/15/2042	6,526,493	0.1
1,750,000 (1)(3)	Acrec 2025 Fl 3 LLC 2025-FL3 A, 5.446%, (TSFR1M + 1.310%), 08/18/2042	1,749,397	0.0
5,000,000 (1)(3)	ACRES LLC 2025-FL3 A, 5.755%, (TSFR1M + 1.619%), 08/18/2040	5,016,808	0.1
7,500,000 (1)(3)	ALA Trust 2025-OANA A, 5.894%, (TSFR1M + 1.743%), 06/15/2040	7,549,941	0.1
10,000,000 (1)(3)	ARDN Mortgage Trust 2025-ARCP A, 5.900%, (TSFR1M + 1.750%), 06/15/2035	10,016,090	0.1
10,572,173 (1)(3)	AREIT LLC 2023-CRE8 A, 6.255%, (TSFR1M + 2.112%), 08/17/2041	10,584,028	0.1
1,458,890 (1)(3)	AREIT Ltd. 2024-CRE9 A, 5.837%, (TSFR1M + 1.686%), 05/17/2041	1,460,504	0.0
6,000,000 (1)(3)	AREIT Ltd. 2025-CRE10 A, 5.531%, (TSFR1M + 1.388%), 12/17/2029	6,015,532	0.1
5,000,000 (1)(3)	ARES Commercial Mortgage Trust 2024-IND A, 5.842%, (TSFR1M + 1.692%), 07/15/2041	5,019,452	0.1
10,000,000 (1)(3)	ARES Commercial Mortgage Trust 2024-IND2 A, 5.593%, (TSFR1M + 1.443%), 10/15/2034	10,019,266	0.1
6,500,000 (1)(3)	ARES Trust 2025-IND3 A, 5.650%, (TSFR1M + 1.500%), 04/15/2042	6,509,610	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,500,000 (1)	ARZ Trust 2024-BILT C, 6.361%, 06/11/2039	$1,538,137	0.0
3,600,000 (1)	Atrium Hotel Portfolio Trust 2024-ATRM A, 5.590%, 11/10/2029	3,673,536	0.0
4,000,000 (1)	Atrium Hotel Portfolio Trust 2024-ATRM B, 6.090%, 11/10/2029	4,088,403	0.0
5,000,000 (1)(3)	Atrium Hotel Portfolio Trust 2025-ATRM A, 5.800%, (TSFR1M + 1.650%), 08/15/2042	5,007,788	0.1
2,500,000 (1)(3)	BAHA Trust 2024-MAR A, 6.171%, 12/10/2041	2,588,626	0.0
2,500,000 (1)(3)	BAHA Trust 2024-MAR B, 7.069%, 12/10/2041	2,609,518	0.0
7,500,000 (1)(3)	BAMLL Trust 2025-ASHF B, 6.501%, (TSFR1M + 2.350%), 02/15/2042	7,548,884	0.1
2,500,000	BANK 2017-BNK4 A4, 3.625%, 05/15/2050	2,473,095	0.0
27,881,293 (3)(6)	BANK 2017-BNK4 XA, 1.486%, 05/15/2050	364,846	0.0
167,655,000 (3)(6)	BANK 2017-BNK8 XB, 0.228%, 11/15/2050	738,118	0.0
3,600,000 (1)	BANK 2017-BNK9 D, 2.800%, 11/15/2054	2,505,345	0.0
174,267,148 (3)(6)	BANK 2018-BN14 XA, 0.651%, 09/15/2060	1,961,664	0.0
19,110,000 (1)(3)(6)	BANK 2018-BN14 XD, 1.767%, 09/15/2060	781,355	0.0
22,210,942 (3)(6)	BANK 2019-BN16 XA, 1.091%, 02/15/2052	522,656	0.0
88,088,805 (3)(6)	BANK 2019-BN19 XA, 1.068%, 08/15/2061	2,635,802	0.0
5,927,649 (3)(6)	BANK 2020-BN30 XA, 1.366%, 12/15/2053	292,108	0.0
3,000,000 (3)	BANK5 2024-5YR10 B, 6.140%, 10/15/2057	3,091,864	0.0
2,500,000 (3)	BANK5 2024-5YR10 C, 5.743%, 10/15/2057	2,483,785	0.0
5,000,000	BANK5 2024-5YR7 A3, 5.769%, 06/15/2057	5,221,817	0.1
5,000,000 (3)	BANK5 2025-5YR15 C, 5.806%, 07/15/2058	5,028,390	0.1
5,000,000	BANK5 2025-5YR17 C, 5.894%, 11/15/2058	5,016,736	0.1
1,000,000 (1)(3)	BAY Mortgage Trust 2025-LIVN A, 5.950%, (TSFR1M + 1.800%), 05/15/2035	1,004,382	0.0
10,843,524 (3)(6)	BBCMS Mortgage Trust 2022-C17 XA, 1.324%, 09/15/2055	705,440	0.0
5,250,000	BBCMS Mortgage Trust 2024-5C29 B, 5.858%, 09/15/2057	5,365,260	0.1
1,000,000 (3)	BBCMS Mortgage Trust 2024-5C31 C, 5.756%, 12/15/2057	1,006,315	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,300,000 (3)	BBCMS Mortgage Trust 2025-5C34 B, 6.542%, 05/15/2058	$1,368,991	0.0
2,500,000 (3)	BBCMS Mortgage Trust 2025-5C36 B, 6.187%, 08/15/2058	2,600,601	0.0
18,709,033 (3)(6)	BBCMS Trust 2021-C10 XA, 1.329%, 07/15/2054	953,466	0.0
2,000,000 (1)(3)	BDS LLC 2024-FL13 A, 5.710%, (TSFR1M + 1.576%), 09/19/2039	2,011,330	0.0
10,000,000 (1)(3)	BDS LLC 2025-FL15 A, 5.534%, (TSFR1M + 1.400%), 03/19/2043	10,028,130	0.1
1,375,786 (1)(3)	BDS Ltd. 2021-FL10 A, 5.600%, (TSFR1M + 1.464%), 12/16/2036	1,376,139	0.0
66,429 (1)(3)	BDS Ltd. 2021-FL9 A, 5.320%, (TSFR1M + 1.184%), 11/16/2038	66,437	0.0
3,000,000 (3)	Benchmark Mortgage Trust 2018-B3 B, 4.295%, 04/10/2051	2,802,288	0.0
48,684,499 (3)(6)	Benchmark Mortgage Trust 2019-B12 XA, 1.201%, 08/15/2052	1,242,840	0.0
2,000,000 (3)	Benchmark Mortgage Trust 2019-B13 C, 3.839%, 08/15/2057	1,670,017	0.0
33,179,930 (3)(6)	Benchmark Mortgage Trust 2019-B9 XA, 1.172%, 03/15/2052	838,590	0.0
25,002,118 (3)(6)	Benchmark Mortgage Trust 2020-B17 XA, 1.494%, 03/15/2053	1,045,496	0.0
94,300,733 (3)(6)	Benchmark Mortgage Trust 2020-B19 XA, 1.781%, 09/15/2053	4,530,023	0.1
53,657,500 (3)(6)	Benchmark Mortgage Trust 2020-B20 XA, 1.635%, 10/15/2053	2,846,318	0.0
45,335,753 (3)(6)	Benchmark Mortgage Trust 2020-B21 XA, 1.526%, 12/17/2053	2,520,473	0.0
4,805,756 (3)(6)	Benchmark Mortgage Trust 2021-B28 XA, 1.351%, 08/15/2054	245,310	0.0
2,250,000 (1)	Benchmark Mortgage Trust 2021-B30 D, 2.000%, 11/15/2054	1,369,813	0.0
3,000,000 (3)	Benchmark Mortgage Trust 2022-B34 A5, 3.786%, 04/15/2055	2,801,237	0.0
5,000,000 (3)	Benchmark Mortgage Trust 2025-V16 C, 5.952%, 08/15/2058	5,030,192	0.1
2,250,000 (3)	Benchmark Mortgage Trust 2025-V17 C, 5.873%, 09/15/2058	2,263,457	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,500,000 (1)(3)	BFLD Commercial Mortgage Trust 2024- UNIV A, 5.643%, (TSFR1M + 1.493%), 11/15/2041	$4,515,855	0.1
4,634,985 (1)(3)	BFLD Mortgage Trust 2024-WRHS C, 6.591%, (TSFR1M + 2.441%), 08/15/2026	4,643,154	0.1
7,500,000 (1)(3)	BFLD Trust 2025-EWEST A, 5.700%, (TSFR1M + 1.550%), 06/15/2042	7,542,497	0.1
9,000,000 (1)(3)	BHMS Commercial Mortgage Trust 2025- ATLS B, 6.700%, (TSFR1M + 2.550%), 08/15/2042	9,030,006	0.1
2,100,000 (1)(3)	BIG Commercial Mortgage Trust 2022- BIG B, 5.891%, (TSFR1M + 1.741%), 02/15/2039	2,095,817	0.0
6,295,555 (1)(7)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	5,426,601	0.1
7,671,000 (1)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.357%, 05/25/2052	6,524,820	0.1
5,000,000	BMO Mortgage Trust 2024-5C5 A3, 5.857%, 02/15/2057	5,239,128	0.1
750,000 (3)	BMO Mortgage Trust 2024-5C6 C, 5.885%, 09/15/2057	753,079	0.0
7,500,000	BMO Mortgage Trust 2025-5C10 A3, 5.578%, 05/15/2058	7,825,783	0.1
7,323,000 (3)	BMO Mortgage Trust 2025-5C12 B, 6.158%, 10/15/2058	7,541,466	0.1
5,000,000 (1)(3)	BMP 2024-MF23 C, 5.991%, (TSFR1M + 1.841%), 06/15/2041	5,018,384	0.1
4,225,000 (1)(3)	BOCA Commercial Mortgage Trust 2024- BOCA A, 6.071%, (TSFR1M + 1.921%), 08/15/2041	4,250,115	0.0
5,000,000 (1)(3)	BSPRT Issuer LLC 2025-FL12 A, 5.486%, (TSFR1M + 1.386%), 01/17/2043	4,992,120	0.1
4,000,000 (1)(3)	BSTN Commercial Mortgage Trust 2025- HUB A, 5.062%, 04/13/2041	4,000,000	0.0
7,651,238 (1)(3)	BX 2024-BRVE A, 5.991%, (TSFR1M + 1.841%), 04/15/2026	7,671,871	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,192,308 (1)(3)	BX 2024-PALM A, 5.691%, (TSFR1M + 1.541%), 06/15/2037	$5,206,966	0.1
5,302,500 (1)(3)	BX Commercial Mortgage Trust 2021- 21M E, 6.435%, (TSFR1M + 2.285%), 10/15/2036	5,299,011	0.1
3,762,845 (1)(3)	BX Commercial Mortgage Trust 2021- IRON E, 6.614%, (TSFR1M + 2.464%), 02/15/2038	3,634,207	0.0
1,839,296 (1)(3)	BX Commercial Mortgage Trust 2021- VOLT A, 4.965%, (TSFR1M + 0.814%), 09/15/2036	1,834,066	0.0
1,438,427 (1)(3)	BX Commercial Mortgage Trust 2021- VOLT D, 5.915%, (TSFR1M + 1.764%), 09/15/2036	1,434,672	0.0
1,453,242 (1)(3)	BX Commercial Mortgage Trust 2021- VOLT F, 6.665%, (TSFR1M + 2.514%), 09/15/2036	1,451,473	0.0
4,281,733 (1)(3)	BX Commercial Mortgage Trust 2023- XL3 A, 5.912%, (TSFR1M + 1.761%), 12/09/2040	4,292,491	0.0
3,357,131 (1)(3)	BX Commercial Mortgage Trust 2024- AIR2 A, 5.643%, (TSFR1M + 1.492%), 10/15/2041	3,366,818	0.0
4,680,976 (1)(3)	BX Commercial Mortgage Trust 2024- AIRC A, 5.841%, (TSFR1M + 1.691%), 08/15/2039	4,696,460	0.1
4,362,609 (1)(3)	BX Commercial Mortgage Trust 2024- GPA3 A, 5.443%, (TSFR1M + 1.293%), 12/15/2039	4,378,614	0.0
4,935,031 (1)(3)	BX Commercial Mortgage Trust 2024- KING A, 5.691%, (TSFR1M + 1.541%), 05/15/2034	4,942,799	0.1
2,281,246 (1)(3)	BX Commercial Mortgage Trust 2024- MDHS A, 5.791%, (TSFR1M + 1.641%), 05/15/2041	2,287,110	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,295,904 (1)(3)	BX Commercial Mortgage Trust 2024-MF D, 6.840%, (TSFR1M + 2.690%), 02/15/2039	$5,319,438	0.1
7,045,103 (1)(3)	BX Commercial Mortgage Trust 2024- XL5 C, 6.091%, (TSFR1M + 1.941%), 03/15/2041	7,066,558	0.1
3,800,000 (1)(3)	BX Trust 2021-LBA EJV, 6.265%, (TSFR1M + 2.114%), 02/15/2036	3,795,698	0.0
1,423,458 (1)(3)	BX Trust 2021-LBA EV, 6.265%, (TSFR1M + 2.114%), 02/15/2036	1,421,846	0.0
927,976 (1)(3)	BX Trust 2021-SDMF E, 5.851%, (TSFR1M + 1.701%), 09/15/2034	924,375	0.0
700,000 (1)(3)	BX Trust 2022-FOX2 C, 5.460%, (TSFR1M + 1.309%), 04/15/2039	698,689	0.0
1,180,000 (1)(3)	BX Trust 2022-LBA6 C, 5.750%, (TSFR1M + 1.600%), 01/15/2039	1,180,294	0.0
1,384,060 (1)(3)	BX Trust 2024-CNYN C, 6.091%, (TSFR1M + 1.941%), 04/15/2041	1,387,899	0.0
961,153 (1)(3)	BX Trust 2024-CNYN D, 6.840%, (TSFR1M + 2.690%), 04/15/2041	965,882	0.0
7,362,170 (1)(3)	BX Trust 2024-FNX A, 5.592%, (TSFR1M + 1.442%), 11/15/2041	7,381,025	0.1
5,000,000 (1)(3)	BX Trust 2024-VLT4 A, 5.642%, (TSFR1M + 1.491%), 06/15/2041	5,009,336	0.1
5,000,000 (1)(3)	BX Trust 2025-GW A, 5.750%, (TSFR1M + 1.600%), 07/15/2042	5,022,213	0.1
1,500,000 (1)(3)	BX Trust 2025-GW B, 6.000%, (TSFR1M + 1.850%), 07/15/2042	1,507,040	0.0
2,388,963 (1)(3)	BX Trust 2025-LUNR A, 5.650%, (TSFR1M + 1.500%), 06/15/2040	2,397,002	0.0
2,388,963 (1)(3)	BX Trust 2025-LUNR B, 6.000%, (TSFR1M + 1.850%), 06/15/2040	2,397,818	0.0
7,000,000	BX Trust 2025-OMG, 5.500%, (TSFR1M + 1.350%), 10/15/2027	7,000,000	0.1
4,980,575 (1)(3)	BX Trust 2025-ROIC C, 5.693%, (TSFR1M + 1.543%), 03/15/2030	4,975,887	0.1
6,250,000 (1)(3)	BX Trust 2025-TAIL A, 5.550%, (TSFR1M + 1.400%), 06/15/2035	6,249,628	0.1
7,200,000 (1)(3)	BX Trust 2025-VLT6 C, 6.342%, (TSFR1M + 2.192%), 03/15/2042	7,206,526	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000 (1)(3)	BX Trust 2025-VLT7 A, 5.850%, (TSFR1M + 1.700%), 07/15/2044	$5,020,996	0.1
10,000,000 (1)(3)	BXSC Commercial Mortgage Trust 2022- WSS C, 6.542%, (TSFR1M + 2.391%), 03/15/2035	10,032,594	0.1
3,000,000 (1)(3)	BXSC Commercial Mortgage Trust 2022- WSS E, 8.285%, (TSFR1M + 4.134%), 03/15/2035	3,015,054	0.0
4,000,000 (1)(3)	Caliun 2024-SUN A, 6.108%, (TSFR1M + 1.891%), 07/15/2041	4,014,993	0.0
4,259,000 (3)	Cantor Commercial Real Estate Lending 2019-CF3 B, 3.500%, 01/15/2053	3,753,460	0.0
60,233,628 (3)(6)	CCUBS Commercial Mortgage Trust 2017- C1 XA, 1.091%, 11/15/2050	923,538	0.0
19,600,931 (3)(6)	CD Mortgage Trust 2016-CD1 XA, 1.473%, 08/10/2049	77,536	0.0
45,113,000 (1)(3)(6)	CD Mortgage Trust 2016-CD1 XB, 0.806%, 08/10/2049	146,780	0.0
25,331,827 (3)(6)	CD Mortgage Trust 2017-CD4 XA, 1.370%, 05/10/2050	289,001	0.0
4,500,000 (3)	CD Mortgage Trust 2018-CD7 AM, 4.510%, 08/15/2051	4,409,185	0.0
2,000,000 (1)	CFK Trust 2020-MF2 C, 2.995%, 03/15/2039	1,810,125	0.0
3,000,000	Citigroup Commercial Mortgage Trust 2016-C1 B, 4.117%, 05/10/2049	2,963,743	0.0
35,276,784 (3)(6)	Citigroup Commercial Mortgage Trust 2016- P4 XA, 2.044%, 07/10/2049	225,595	0.0
37,340,941 (3)(6)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.000%, 09/15/2050	437,152	0.0
68,235,097 (3)(6)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.817%, 06/10/2051	1,000,954	0.0
799,000 (1)(3)	Citigroup Commercial Mortgage Trust 2023-SMRT C, 6.048%, 10/12/2040	809,541	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(3)	Citigroup Commercial Mortgage Trust 2023-SMRT D, 6.048%, 10/12/2040	$998,625	0.0
2,861,725 (1)(3)	CLNY Trust 2019-IKPR A, 5.717%, (TSFR1M + 1.493%), 11/15/2038	2,828,919	0.0
27,260,000 (1)(3)(6)	COMM Mortgage Trust 2012-CR4 XB, 0.509%, 10/15/2045	256,015	0.0
3,830,180	COMM Mortgage Trust 2014-UBS4 AM, 3.968%, 08/10/2047	3,658,635	0.0
29,077,709 (3)(6)	COMM Mortgage Trust 2016-CR28 XA, 0.994%, 02/10/2049	2,775	0.0
31,770,517 (3)(6)	COMM Mortgage Trust 2017-COR2 XA, 1.302%, 09/10/2050	448,199	0.0
3,000,000 (1)(3)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	3,060,745	0.0
3,034,000 (1)(3)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	3,086,017	0.0
1,500,000 (1)(3)	CONE Trust 2024-DFW1 A, 5.792%, (TSFR1M + 1.642%), 08/15/2041	1,500,991	0.0
3,000,000 (3)	CSAIL Commercial Mortgage Trust 2018-C14 AS, 4.722%, 11/15/2051	2,930,218	0.0
5,183,000 (3)	CSAIL Commercial Mortgage Trust 2018-CX11 A5, 4.033%, 04/15/2051	5,144,962	0.1
4,000,000	CSAIL Commercial Mortgage Trust 2019-C16 A3, 3.329%, 06/15/2052	3,861,860	0.0
3,746,000 (3)	CSAIL Commercial Mortgage Trust 2020-C19 B, 3.476%, 03/15/2053	3,170,567	0.0
4,500,000 (3)	CSAIL Commercial Mortgage Trust 2020-C19 C, 3.734%, 03/15/2053	3,687,112	0.0
4,200,000 (1)(3)	CSTL Commercial Mortgage Trust 2024-GATE A, 4.923%, 11/10/2041	4,221,935	0.0
3,200,000 (1)(3)	CSTL Commercial Mortgage Trust 2024-GATE B, 5.221%, 11/10/2041	3,194,319	0.0
5,000,000 (1)	DC Commercial Mortgage Trust 2023-DC A, 6.314%, 09/12/2040	5,182,385	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
7,000,000 (1)(3)	DC Trust 2024-HLTN A, 5.933%, 04/13/2040	$7,083,511	0.1
5,500,000 (1)(3)	DK Trust 2024-SPBX C, 6.100%, (TSFR1M + 1.950%), 03/15/2034	5,518,463	0.1
2,750,000 (1)(3)	DK Trust 2024-SPBX D, 6.900%, (TSFR1M + 2.750%), 03/15/2034	2,760,765	0.0
8,000,000 (1)(3)	DK Trust 2025-LXP A, 5.743%, (TSFR1M + 1.593%), 08/15/2037	8,013,701	0.1
2,000,000 (1)(3)	DTP Commercial Mortgage Trust 2023-STE2 A, 6.038%, 01/15/2041	2,054,962	0.0
3,255,045 (1)(3)	Extended Stay America Trust 2021-ESH E, 7.114%, (TSFR1M + 2.964%), 07/15/2038	3,261,000	0.0
2,500,000 (1)(3)	Extended Stay America Trust 2025-ESH D, 6.750%, (TSFR1M + 2.600%), 10/15/2042	2,517,184	0.0
4,500,000 (1)(3)	Extended Stay America Trust 2025-ESH E, 7.500%, (TSFR1M + 3.350%), 10/15/2042	4,528,126	0.1
7,500,000 (1)(3)	Fashion Show Mall LLC 2024-SHOW A, 5.274%, 10/10/2041	7,614,784	0.1
2,000,000 (1)(3)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU C, 6.300%, (TSFR1M + 2.150%), 12/15/2039	2,005,818	0.0
2,500,000 (1)(3)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU D, 6.750%, (TSFR1M + 2.600%), 12/15/2039	2,508,953	0.0
9,871,775 (1)(3)(6)	Freddie Mac Multifamily ML Certificates 2021-ML11 XUS, 0.769%, 03/25/2038	474,178	0.0
14,919,379	Freddie Mac Multifamily ML Certificates US XUS, 1.846%, 07/25/2037	1,788,180	0.0
67,076,089 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.685%, 04/25/2030	3,899,086	0.0
99,759,567 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 1.016%, 09/25/2030	3,782,314	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
40,491,173 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K123 X1, 0.856%, 12/25/2030	$1,321,118	0.0
71,027,311 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K151 X1, 0.486%, 04/25/2030	960,318	0.0
13,135,444 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.623%, 05/25/2035	1,396,283	0.0
9,000,000 (1)(3)	FS Rialto Issuer LLC 2024-FL9 A, 5.764%, (TSFR1M + 1.631%), 10/19/2039	9,057,286	0.1
5,000,000 (1)(3)	FS Rialto Issuer LLC 2025-FL10 A, 5.519%, (TSFR1M + 1.385%), 08/19/2042	5,008,887	0.1
4,475,000 (1)(3)	FS Trust 2024-HULA A, 5.961%, (TSFR1M + 1.811%), 08/15/2039	4,488,890	0.1
10,263,000 (1)(7)	GAM RE-REMIC Trust 2021-FRR1 2B, 0.000%, 11/29/2050	9,015,568	0.1
9,029,000 (1)	GAM RE-REMIC Trust 2022-FRR3 BK71, 1.958%, 11/27/2050	8,338,664	0.1
8,696,000 (1)(7)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	7,116,979	0.1
180,167 (1)(7)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	177,560	0.0
7,208,000 (1)(7)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	6,917,766	0.1
3,900,000 (1)(3)	Great Wolf Trust 2024-WOLF D, 7.040%, (TSFR1M + 2.890%), 03/15/2039	3,927,575	0.0
7,000,000 (1)(3)	Greystone CRE Notes LLC 2025-FL4 A, 5.631%, (TSFR1M + 1.481%), 01/15/2043	7,034,001	0.1
5,581,000 (1)(3)	GS Mortgage Securities Corp. Trust 2021-STAR A, 5.220%, (TSFR1M + 1.064%), 12/15/2036	5,555,497	0.1
10,205,216 (3)(6)	GS Mortgage Securities Trust 2014-GC22 XA, 0.743%, 06/10/2047	3,827	0.0
51,286,687 (3)(6)	GS Mortgage Securities Trust 2016-GS4 XA, 0.624%, 11/10/2049	99,747	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000 (3)	GS Mortgage Securities Trust 2018-GS9 B, 4.321%, 03/10/2051	$464,580	0.0
66,310,700 (3)(6)	GS Mortgage Securities Trust 2019-GC38 XA, 1.169%, 02/10/2052	1,793,499	0.0
3,261,000	GS Mortgage Securities Trust 2019-GC39 B, 3.970%, 05/10/2052	2,946,412	0.0
1,015,000	GS Mortgage Securities Trust 2019-GC42 B, 3.363%, 09/10/2052	917,173	0.0
4,000,000	GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	3,795,674	0.0
5,000,000 (1)(3)	GSAT Trust 2025-BMF C, 6.300%, (TSFR1M + 2.150%), 07/15/2040	5,009,860	0.1
3,000,000 (1)(3)	GSMS Trustair 2024-FAIR C, 7.120%, 07/15/2029	3,082,116	0.0
4,250,000 (1)(3)	GWT 2024-WLF2 A, 5.841%, (TSFR1M + 1.691%), 05/15/2041	4,263,589	0.0
2,600,000 (1)(3)	Hawaii Hotel Trust 2025-MAUI C, 6.192%, (TSFR1M + 2.042%), 03/15/2042	2,608,278	0.0
3,000,000 (1)(3)	HILT Commercial Mortgage Trust 2024-ORL A, 5.691%, (TSFR1M + 1.541%), 05/15/2037	3,008,387	0.0
7,000,000 (1)(3)	HLTN Commercial Mortgage Trust 2024-DPLO A, 5.792%, (TSFR1M + 1.642%), 06/15/2041	7,020,329	0.1
6,000,000 (1)(3)	HTL Commercial Mortgage Trust 2024-T53 A, 6.071%, 05/10/2039	6,088,798	0.1
2,400,000 (1)(3)	HYT Commercial Mortgage Trust 2024-RGCY A, 5.992%, (TSFR1M + 1.841%), 09/15/2041	2,406,852	0.0
2,600,000 (1)(3)	HYT Commercial Mortgage Trust 2024-RGCY B, 6.491%, (TSFR1M + 2.341%), 09/15/2041	2,608,464	0.0
4,000,000 (1)	ICNQ Mortgage Trust 2024-MF B, 6.074%, 12/10/2034	4,110,494	0.0
2,500,000 (1)(3)	ILPT Commercial Mortgage Trust 2025-LPF2 C, 6.023%, 07/13/2042	2,546,095	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
7,500,000 (1)(3)	INTOWN Mortgage Trust 2025-STAY D, 7.000%, (TSFR1M + 2.850%), 03/15/2042	$7,510,542	0.1
5,000,000 (1)(3)	IP Mortgage Trust 2025-IP C, 6.025%, 06/10/2042	5,096,324	0.1
7,500,000 (1)(3)	IRV Trust 2025-200P B, 5.621%, 03/14/2047	7,574,230	0.1
3,000,000 (1)(3)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2024-OMNI A, 5.990%, 10/05/2039	3,062,042	0.0
2,000,000 (1)(3)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2024-OMNI C, 5.990%, 10/05/2039	2,011,622	0.0
5,075,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3 A5, 2.870%, 08/15/2049	4,995,074	0.1
1,600,770 (3)	JPMBB Commercial Mortgage Securities Trust 2015-C29 B, 4.118%, 05/15/2048	1,597,276	0.0
3,750,000 (1)(3)	JW Trust 2024-BERY A, 5.743%, (TSFR1M + 1.593%), 11/15/2039	3,761,257	0.0
1,730,000 (1)	Key Commercial Mortgage Securities Trust 2018-S1 AS, 4.842%, 10/15/2053	1,690,261	0.0
5,000,000 (1)(3)	KIND Commercial Mortgage Trust 2024-1 A, 6.040%, (TSFR1M + 1.890%), 08/15/2041	5,014,321	0.1
7,700,000 (1)(3)	KRE Commercial Mortgage Trust 2025-AIP4 C, 6.000%, (TSFR1M + 1.850%), 03/15/2042	7,690,518	0.1
5,000,000 (1)(3)	KSL Commercial Mortgage Trust 2024-HT2 B, 6.192%, (TSFR1M + 2.042%), 12/15/2039	5,011,038	0.1
6,000,000 (1)(3)	LBA Trust 2024-BOLT A, 5.741%, (TSFR1M + 1.591%), 06/15/2039	6,015,353	0.1
5,000,000 (1)(3)	Life Mortgage Trust 2022-BMR2 A1, 5.445%, (TSFR1M + 1.295%), 05/15/2039	4,868,086	0.1
5,000,000 (1)(3)	LoanCore 2025 Issuer LLC 2025-CRE8 A, 5.528%, (TSFR1M + 1.385%), 08/17/2042	5,016,584	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
33,336,514 (1)(3)(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.004%, 03/10/2050	$213,140	0.0
3,250,000 (1)(3)	MAD Commercial Mortgage Trust 2025-11MD A, 4.754%, 10/15/2042	3,245,111	0.0
3,222,769 (1)(3)	MCR Mortgage Trust 2024-HTL D, 8.056%, (TSFR1M + 3.905%), 02/15/2037	3,235,688	0.0
5,000,000 (1)	MCR Mortgage Trust 2024-TWA A, 5.924%, 06/12/2039	5,074,082	0.1
7,825,000 (1)(3)	MED Commercial Mortgage Trust 2024-MOB A, 5.742%, (TSFR1M + 1.592%), 05/15/2041	7,816,385	0.1
1,716,384 (1)(3)	MF1 LLC 2022-FL9 A, 6.284%, (TSFR1M + 2.150%), 06/19/2037	1,718,458	0.0
3,000,000 (1)(3)	MF1 LLC 2025-FL17 A, 5.456%, (TSFR1M + 1.320%), 02/18/2040	3,007,122	0.0
10,000,000 (1)(3)	MF1 LLC 2025-FL19 A, 5.624%, (TSFR1M + 1.488%), 05/18/2042	10,043,746	0.1
4,400,000 (1)(3)	MF1 LLC 2025-FL20 A, 5.586%, (TSFR1M + 1.450%), 02/18/2043	4,420,625	0.1
1,000,000 (1)(3)	MHP Commercial Mortgage Trust 2025-MHIL2 C, 6.200%, (TSFR1M + 2.050%), 09/15/2040	1,001,552	0.0
1,500,000 (1)(3)	MHP Commercial Mortgage Trust 2025-MHIL2 D, 6.800%, (TSFR1M + 2.650%), 09/15/2040	1,502,860	0.0
3,500,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27 B, 4.620%, 12/15/2047	3,441,161	0.0
5,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30 A5, 2.860%, 09/15/2049	4,916,854	0.1
4,000,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30 B, 3.307%, 09/15/2049	3,756,414	0.0
4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 A4, 3.536%, 11/15/2052	3,937,492	0.0
5,000,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1 C, 6.859%, 03/15/2058	5,198,298	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
36,586,161 (3)(6)	Morgan Stanley Capital I 2017-HR2 XA, 0.990%, 12/15/2050	$549,083	0.0
10,000,000	Morgan Stanley Capital I Trust 2020-HR8 A4, 2.041%, 07/15/2053	8,970,275	0.1
29,323,981 (3)(6)	Morgan Stanley Capital I Trust 2021-L6 XA, 1.256%, 06/15/2054	1,109,309	0.0
5,000,000 (1)(3)	MTN Commercial Mortgage Trust 2022-LPFL A, 5.557%, (TSFR1M + 1.397%), 03/15/2039	5,000,904	0.1
11,500,000 (1)(3)	NXPT Commercial Mortgage Trust 2024-STOR A, 4.455%, 11/05/2041	11,386,842	0.1
3,500,000 (1)(3)	NYC Commercial Mortgage Trust 2025-3BP A, 5.363%, (TSFR1M + 1.213%), 02/15/2042	3,492,782	0.0
4,000,000 (1)(3)	NYC Commercial Mortgage Trust 2025-3BP C, 6.042%, (TSFR1M + 1.892%), 02/15/2042	4,001,781	0.0
4,000,000 (1)(3)	NYC Trust 2024-3ELV A, 6.141%, (TSFR1M + 1.991%), 08/15/2029	4,024,347	0.0
2,500,000 (1)(3)	ONNI Commerical Mortgage Trust 2024-APT A, 5.753%, 07/15/2039	2,560,360	0.0
10,000,000 (1)(3)	ORL Trust 2024-GLKS C, 6.442%, (TSFR1M + 2.291%), 12/15/2039	10,030,248	0.1
3,500,000 (1)(3)	PENN Commercial Mortgage Trust 2025-P11 B, 6.125%, 08/10/2042	3,568,333	0.0
3,389,661 (1)(3)	PFP Ltd. 2024-11 A, 6.050%, (TSFR1M + 1.832%), 09/17/2039	3,397,360	0.0
1,000,000 (1)(3)	PRM Trust 2025-PRM6 A, 4.630%, 07/05/2033	997,364	0.0
2,000,000 (1)(3)	PRM Trust 2025-PRM6 C, 5.175%, 07/05/2033	1,996,596	0.0
2,000,000 (1)(3)	PRM Trust 2025-PRM6 D, 5.867%, 07/05/2033	1,999,475	0.0
3,000,000 (1)(3)	PRM5 Trust 2025-PRM5 C, 5.167%, 03/10/2033	2,993,354	0.0
5,000,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB60, 2.337%, 11/08/2049	4,803,962	0.1
19,500,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB64, 2.189%, 03/01/2050	18,427,618	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,590,000 (1)(7)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	$5,932,360	0.1
10,000,000 (1)(3)	SCG Trust 2025-SNIP A, 5.750%, (TSFR1M + 1.500%), 09/15/2030	10,043,766	0.1
1,000,000 (1)(3)	SDAL Trust 2025-DAL A, 6.591%, (TSFR1M + 2.441%), 04/15/2042	1,010,615	0.0
2,500,000 (1)(3)	SDR Commercial Mortgage Trust 2024-DSNY B, 5.891%, (TSFR1M + 1.741%), 05/15/2039	2,497,413	0.0
5,000,000 (1)(3)	SHR Trust 2024-LXRY A, 6.100%, (TSFR1M + 1.950%), 10/15/2041	5,014,901	0.1
10,000,000 (1)(3)	SMRT 2022-MINI D, 6.101%, (TSFR1M + 1.950%), 01/15/2039	9,957,125	0.1
5,000,000 (1)(3)	SWCH Commercial Mortgage Trust 2025-DATA B, 5.993%, (TSFR1M + 1.842%), 02/15/2042	4,987,553	0.1
5,500,000 (1)(3)	SWCH Commercial Mortgage Trust 2025-DATA C, 6.242%, (TSFR1M + 2.092%), 02/15/2042	5,487,493	0.1
4,418,311 (1)	THPT Mortgage Trust 2023-THL A, 7.227%, 12/10/2034	4,488,630	0.1
4,300,000 (1)(3)	TRTX Issuer Ltd. 2025-FL6 A, 5.673%, (TSFR1M + 1.537%), 09/18/2042	4,317,249	0.0
7,000,000 (1)	VTR Commercial Mortgage Trust 2025-STEM A, 5.201%, 10/13/2041	7,004,633	0.1
4,750,000 (1)(3)	WCORE Commercial Mortgage Trust 2024-CORE A, 5.642%, (TSFR1M + 1.492%), 11/15/2041	4,760,934	0.1
3,000,000 (1)(3)	WCORE Commercial Mortgage Trust 2024-CORE B, 5.992%, (TSFR1M + 1.842%), 11/15/2041	3,009,670	0.0
4,000,000 (3)	Wells Fargo Commercial Mortgage Trust 2017-C41 B, 4.188%, 11/15/2050	3,811,851	0.0
1,800,000	Wells Fargo Commercial Mortgage Trust 2017-RC1 C, 4.591%, 01/15/2060	1,717,808	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,000,000	Wells Fargo Commercial Mortgage Trust 2019-C54 C, 3.810%, 12/15/2052	$3,552,356	0.0
5,000,000	Wells Fargo Commercial Mortgage Trust 2021-C59 C, 3.284%, 04/15/2054	4,133,652	0.0
5,000,000	Wells Fargo Commercial Mortgage Trust 2024-5C1 AS, 6.520%, 07/15/2057	5,254,062	0.1
1,250,000 (3)	Wells Fargo Commercial Mortgage Trust 2025-5C5 C, 6.014%, 07/15/2058	1,264,271	0.0
6,000,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2025-B33RP A, 5.500%, (TSFR1M + 1.350%), 08/15/2042	6,008,731	0.1
3,500,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2025-B33RP C, 6.150%, (TSFR1M + 2.000%), 08/15/2042	3,505,188	0.0
2,000,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2025-DWHP B, 6.991%, (TSFR1M + 2.841%), 04/15/2038	2,004,553	0.0
3,090,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2025-VTT B, 5.675%, 03/15/2038	3,107,994	0.0
3,860,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2025-VTT C, 6.029%, 03/15/2038	3,877,913	0.0
3,667,171 (1)(3)	WFLD Mortgage Trust 2014-MONT A, 3.880%, 08/10/2031	3,506,979	0.0
5,155,066 (3)	WFRBS Commercial Mortgage Trust 2014-C21 B, 4.213%, 08/15/2047	5,036,016	0.1
5,000,000 (1)(3)	WHARF Commercial Mortgage Trust 2025-DC A, 5.528%, 07/15/2040	5,133,715	0.1
7,000,000 (1)	WSTN Trust 2023-MAUI A, 6.518%, 07/05/2037	7,142,115	0.1
	Total Commercial Mortgage-Backed Securities
	(Cost $991,404,875)	1,005,523,848	10.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: 2.1%
BRL612,211 (8)	Brazil Letras do Tesouro Nacional LTN, 15.084%, 01/01/2026	$111,070,904	1.1
4,825,000	Brazilian Government International Bond, 6.125%, 03/15/2034	4,939,690	0.1
6,075,000	Brazilian Government International Bond, 6.625%, 03/15/2035	6,330,150	0.1
3,125,000	Brazilian Government International Bond, 7.125%, 05/13/2054	3,173,844	0.0
1,000,000	Colombia Government International Bond, 3.125%, 04/15/2031	872,500	0.0
1,737,000	Colombia Government International Bond, 7.750%, 11/07/2036	1,824,284	0.0
4,828,000	Colombia Government International Bond, 8.000%, 11/14/2035	5,199,756	0.1
3,000,000	Colombia Government International Bond, 8.375%, 11/07/2054	3,184,500	0.0
4,025,000 (2)	Colombia Government International Bond, 8.500%, 04/25/2035	4,460,706	0.1
5,250,000	Colombia Government International Bond, 8.750%, 11/14/2053	5,781,563	0.1
7,375,000 (1)	Dominican Republic International Bond, 6.950%, 03/15/2037	7,899,547	0.1
4,100,000 (1)	Guatemala Government Bond, 6.050%, 08/06/2031	4,278,350	0.1
2,025,000 (1)	Guatemala Government Bond, 6.550%, 02/06/2037	2,143,341	0.0
3,927,000	Mexico Government International Bond, 5.850%, 07/02/2032	4,077,208	0.0
3,199,000	Mexico Government International Bond, 6.625%, 01/29/2038	3,371,746	0.0
5,523,000	Mexico Government International Bond, 6.875%, 05/13/2037	5,975,886	0.1
1,940,000 (2)	Mexico Government International Bond, 7.375%, 05/13/2055	2,140,790	0.0
1,200,000	Panama Government International Bond, 3.298%, 01/19/2033	1,038,150	0.0
2,760,000 (2)	Panama Government International Bond, 7.500%, 03/01/2031	3,052,560	0.0
3,610,000	Panama Government International Bond, 8.000%, 03/01/2038	4,128,938	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
5,125,000 (1)	Republic of South Africa Government International Bond, 7.100%, 11/19/2036	$5,356,906	0.1
2,475,000 (1)	Republic of South Africa Government International Bond, 7.950%, 11/19/2054	2,518,894	0.0
2,800,000 (2)	Republic of South Africa Government International Bond 10Y, 5.875%, 04/20/2032	2,833,656	0.0
6,258,000 (1)	Romanian Government International Bond, 5.750%, 03/24/2035	6,042,881	0.1
334,404 (1)(9)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2030	176,398	0.0
1,249,625 (1)(9)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2034	520,157	0.0
1,056,019 (1)(9)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2035	514,809	0.0
880,015 (1)(9)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2036	428,127	0.0
1,163,381 (1)(9)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2029	796,916	0.0
2,324,212 (1)(9)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2034	1,305,045	0.0
2,033,233 (1)(9)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2035	1,123,361	0.0
601,039 (1)(9)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2036	327,566	0.0
	Total Sovereign Bonds
	(Cost $182,614,708)	206,889,129	2.1

			Percentage
Principal			of Net
Amount†		Value	Assets
PURCHASED OPTIONS(10): 0.0%
	Total Purchased Options
	(Cost $571,980)	$203,598	0.0
	Total Long-Term Investments
	(Cost $9,297,028,388)	9,206,853,458	92.6

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 16.9%
	Commercial Paper: 11.9%
8,550,000	American Honda Finance Corp., 4.400%, 11/10/2025	8,507,970	0.1
38,500,000	AutoZone, Inc., 4.230%, 10/01/2025	38,495,534	0.4
28,500,000	AutoZone, Inc., 4.270%, 10/07/2025	28,476,670	0.3
4,900,000 (11)	Bank of Nova Scotia, 4.330%, 03/03/2026	4,900,959	0.0
4,950,000 (11)	Commonwealth Bank of Australia, 4.530%, 02/25/2026	4,950,221	0.0
128,472,000	Concord Minutemen Capital Co. LLC, 4.180%, 10/01/2025	128,457,290	1.3
10,000,000	Consolidated Edison, Inc., 4.330%, 10/10/2025	9,988,145	0.1
5,200,000 (11)	DNB Bank ASA, 4.540%, 12/09/2025	5,202,449	0.1
10,000,000	Dominion Energy, Inc., 4.350%, 10/22/2025	9,973,850	0.1
53,225,000	Dominion Resources, Inc., 4.330%, 10/15/2025	53,130,504	0.6
22,000,000	Duke Energy, 4.280%, 10/22/2025	21,943,440	0.2
16,475,000	Duke Energy Co., 4.210%, 10/03/2025	16,469,306	0.2
15,000,000	Duke Energy Co., 4.270%, 10/20/2025	14,964,968	0.2
13,460,000	Duke Energy Co., 4.280%, 11/19/2025	13,381,484	0.2
4,000,000	EIDP, Inc., 4.310%, 12/10/2025	3,966,748	0.1
10,000,000	EIDP, Inc., 4.320%, 12/12/2025	9,914,326	0.1
10,000,000	EIDP, Inc., 4.370%, 10/20/2025	9,976,119	0.1
46,050,000	Enbridge (US) Inc., 4.300%, 10/03/2025	46,033,740	0.5
580,000	Enbridge (US) Inc., 4.330%, 10/08/2025	579,451	0.0
21,000,000	Enbridge (US) Inc., 4.370%, 10/24/2025	20,939,833	0.2
10,000,000	Entergy Corp., 4.270%, 10/01/2025	9,998,829	0.1
16,000,000	Entergy Corp., 4.350%, 12/10/2025	15,865,720	0.2

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
4,000,000	Entergy Corp., 4.350%, 12/11/2025	$3,965,968	0.1
50,000,000	Enterprise Products Operating LLC, 4.290%, 10/02/2025	49,988,245	0.5
4,950,000 (11)	Federation des Caisses Desjardins du Quebec, 4.420%, 10/23/2025	4,936,907	0.0
40,000,000	Fiserv, Inc., 4.350%, 10/09/2025	39,957,120	0.4
22,650,000	Fiserv, Inc., 4.360%, 10/10/2025	22,622,997	0.2
3,300,000 (11)	ING US Funding LLC, 4.540%, 11/10/2025	3,300,322	0.0
19,725,000	Kellanova, 4.370%, 10/24/2025	19,668,486	0.2
3,450,000 (11)	LLoyds Bank PLC, 4.440%, 12/02/2025	3,425,403	0.0
1,450,000 (11)	LLoyds Bank PLC, 4.570%, 12/17/2025	1,450,267	0.0
70,000,000	McCormick & Co., Inc., 4.290%, 10/10/2025	69,917,743	0.7
52,000,000	McCormick & Co., Inc., 4.340%, 10/14/2025	51,913,633	0.5
43,200,000	Medtronic Global Holdings SCA, 4.270%, 10/03/2025	43,184,832	0.4
2,247,000	Mondelez International, Inc., 4.290%, 10/02/2025	2,246,472	0.0
10,000,000	Mondelez International, Inc., 4.290%, 10/14/2025	9,983,566	0.1
14,050,000	Mondelez International, Inc., 4.310%, 10/09/2025	14,035,070	0.2
2,000,000	Mondelez International, Inc., 4.320%, 10/06/2025	1,998,582	0.0
28,000,000	Mondelez International, Inc., 4.330%, 11/17/2025	27,841,556	0.3
4,800,000 (11)	National Australia Bank Ltd., 4.320%, 03/06/2026	4,800,168	0.0
4,900,000 (11)	National Bank of Canada, 4.650%, 02/04/2026	4,902,500	0.0
50,000,000	Oracle Corp., 4.230%, 01/16/2026	49,381,300	0.5
25,400,000	Oracle Corp., 4.240%, 01/15/2026	25,088,477	0.3
2,725,000	Parker-Hannifin Corp., 4.320%, 10/07/2025	2,722,743	0.0
10,000,000	Parker-Hannifin Corp., 4.370%, 11/18/2025	9,941,667	0.1
25,000,000	Parker-Hannifin Corp., 4.380%, 11/03/2025	24,898,503	0.3
15,000,000	Parker-Hannifin Corp., 4.380%, 11/04/2025	14,937,317	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
5,000,000 (11)	Royal Bank of Canada, 4.320%, 03/10/2026	$5,000,322	0.1
24,025,000	Sherwin-Williams Co. (The), 4.270%, 10/08/2025	24,002,517	0.3
35,000,000	Sherwin-Williams Co. (The), 4.290%, 10/16/2025	34,934,354	0.4
4,950,000 (11)	Skandinaviska Enskilda Banken AB, 4.570%, 12/11/2025	4,950,751	0.0
4,750,000 (11)	Societe Generale S.A., 4.650%, 10/24/2025	4,750,652	0.0
4,750,000 (11)	Sumitomo Mitsui Trust Bank Ltd., 4.350%, 10/03/2025	4,748,400	0.0
4,850,000 (11)	Svenska Handelsbanken AB, 4.320%, 03/23/2026	4,855,234	0.0
4,950,000 (11)	Swedbank AB, 4.580%, 12/10/2025	4,952,823	0.0
5,000,000 (11)	TotalEnergies Capital S.A., 4.380%, 01/20/2026	4,937,498	0.0
101,000,000	Volkswagen Group of America Finance LLC, 4.290%, 10/15/2025	100,822,371	1.0
	Total Commercial Paper
	(Cost $1,177,271,284)	1,177,182,322	11.9

	Certificates of Deposits: 0.9%
5,000,000 (11)	Bank of America N.A., 4.540%, 02/09/2026	5,004,786	0.1
5,000,000 (11)	Bank of Montreal, 4.330%, 03/09/2026	4,999,914	0.1
1,800,000 (11)	Barclays Bank PLC, 4.694%, 10/21/2025	1,800,250	0.0
3,050,000 (3)(11)	Barclays Bank PLC, 4.703%, (SOFRRATE + 0.400%), 12/09/2025	3,051,622	0.0
1,000,000 (11)	BNP Paribas S.A., 4.340%, 03/16/2026	1,001,053	0.0
3,900,000 (11)	BNP Paribas S.A., 4.556%, 02/26/2026	3,903,604	0.0
4,850,000 (11)	Canadian Imperial Bank of Commerce, 4.502%, 11/12/2025	4,851,518	0.1
3,600,000 (11)	Citibank N.A., 4.668%, 10/23/2025	3,600,939	0.0
500,000 (11)	Cooperatieve Rabobank U.A., 4.492%, 12/04/2025	500,215	0.0
650,000 (11)	Credit Agricole Corporate and Investment Bank, 4.638%, 10/14/2025	650,102	0.0
5,050,000 (11)	Credit Industriel et Commercial S.A., 4.330%, 03/16/2026	5,055,419	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Certificates of Deposits (continued)
4,600,000 (3)(11)	Deutsche Bank AG/ New York NY, 4.719%, (SOFRRATE + 0.390%), 11/21/2025	$4,601,370	0.0
2,800,000 (11)	DZ Bank AG, 4.540%, 02/13/2026	2,800,409	0.0
3,200,000 (11)	HSBC BANK USA N.A., 4.700%, 10/16/2025	3,200,293	0.0
1,400,000 (11)	Landesbank Baden-Wurttemberg, 4.330%, 03/11/2026	1,401,470	0.0
3,500,000 (11)	Landesbank Baden-Wurttemberg, 4.530%, 11/17/2025	3,500,681	0.0
4,950,000 (11)	Landesbank Hessen Thueringen Girozentrale, 4.390%, 01/21/2026	4,954,999	0.1
1,400,000 (11)	Mitsubishi UFJ Trust & Banking Corp., 4.350%, 03/04/2026	1,401,450	0.0
1,200,000 (11)	Mitsubishi UFJ Trust & Banking Corp., 4.360%, 03/25/2026	1,201,422	0.0
1,600,000 (11)	Mitsubishi UFJ Trust & Banking Corp., 4.460%, 03/11/2026	1,600,898	0.0
4,000,000 (3)(11)	Mizuho Bank Ltd., 4.420%, (SOFRRATE + 0.250%), 01/27/2026	4,001,310	0.0
900,000 (11)	Mizuho Bank Ltd., 4.570%, 03/03/2026	900,171	0.0
700,000 (11)	MUFG Bank Ltd., 4.350%, 03/16/2026	700,791	0.0
4,950,000 (3)(11)	Natixis S.A., 4.475%, (SOFRRATE + 0.200%), 03/09/2026	4,955,152	0.1
3,200,000 (3)(11)	Oversea-Chinese Banking Corporation Ltd., 4.527%, (SOFRRATE + 0.200%), 02/13/2026	3,200,012	0.0
1,750,000 (11)	Oversea-Chinese Banking Corporation Ltd., 4.543%, 11/14/2025	1,750,619	0.0
5,000,000 (3)(11)	Standard Chartered Bank, 4.541%, (SOFRRATE + 0.260%), 02/06/2026	5,000,011	0.1
5,000,000 (11)	Sumitomo Mitsui Banking Corp., 4.350%, 03/06/2026	5,000,930	0.1
5,050,000 (11)	Toronto-Dominion Bank, 4.560%, 02/19/2026	5,055,072	0.1
	Total Certificates of Deposits
	(Cost $89,646,482)	89,646,482	0.9

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 4.1%
18,434,516 (11)	ASL Capital Markets, Inc., Repurchase Agreement dated 09/30/2025, 4.270%, due 10/01/2025 (Repurchase Amount $18,436,673, collateralized by various U.S. Government Agency Obligations, 3.000%-7.500%, Market Value plus accrued interest $18,803,206, due 09/20/39-07/15/59)	$18,434,516	0.2
55,406,286 (11)	Bethesda Securities, Repurchase Agreement dated 09/30/2025, 4.270%, due 10/01/2025 (Repurchase Amount $55,412,768, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.980%-5.140%, Market Value plus accrued interest $56,514,412, due 10/01/27-09/01/55)	55,406,286	0.6
105,000,000 (11)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 09/30/2025, 4.210%, due 10/01/2025 (Repurchase Amount $105,012,111, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.500%, Market Value plus accrued interest $107,101,282, due 08/27/27-09/01/55)	105,000,000	1.1
5,626,192 (11)	HSBC Securities (USA) Inc., Repurchase Agreement dated 09/30/2025, 4.210%, due 10/01/2025 (Repurchase Amount $5,626,841, collateralized by various U.S. Government Securities, 0.000%-4.000%, Market Value plus accrued interest $5,738,716, due 07/15/26-08/15/54)	5,626,192	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
10,600,047 (11)	J.P. Morgan Securities LLC, Repurchase Agreement dated 09/30/2025, 4.200%, due 10/01/2025 (Repurchase Amount $10,601,267, collateralized by various U.S. Government Securities, 4.125%-4.500%, Market Value plus accrued interest $10,812,048, due 12/31/31-05/31/32)	$10,600,047	0.1
50,633,987 (11)	Marex Capital Markets Inc., Repurchase Agreement dated 09/30/2025, 4.270%, due 10/01/2025 (Repurchase Amount $50,639,910, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $51,646,667, due 12/01/29-03/01/55)	50,633,987	0.5
14,288,895 (11)	Mirae Asset Securities (USA), Inc., Repurchase Agreement dated 09/30/2025, 4.290%, due 10/01/2025 (Repurchase Amount $14,290,574, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.719%, Market Value plus accrued interest $14,576,417, due 03/08/27-10/01/55)	14,288,895	0.1
14,655,208 (11)	Natwest Markets Securities Inc., Repurchase Agreement dated 09/30/2025, 4.190%, due 10/01/2025 (Repurchase Amount $14,656,890, collateralized by various U.S. Government Securities, 0.000%-6.625%, Market Value plus accrued interest $14,948,313, due 11/18/25-08/15/55)	14,655,208	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
4,716,926 (11)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/2025, 4.190%, due 10/01/2025 (Repurchase Amount $4,717,467, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $4,811,265, due 10/23/25-08/15/55)	$4,716,926	0.0
130,613,521 (11)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/2025, 4.290%, due 10/01/2025 (Repurchase Amount $130,628,873, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $132,981,391, due 10/15/26-02/15/54)	130,613,521	1.3
	Total Repurchase Agreements (Cost $409,975,578)	409,975,578	4.1

	Total Short-Term Investments (Cost $1,676,893,344)	1,676,804,382	16.9
	Total Investments in Securities (Cost $10,973,921,732)	$10,883,657,840	109.5
	Liabilities in Excess of Other Assets	(945,955,249)	(9.5)
	Net Assets	$9,937,702,591	100.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2025.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a TBA transaction.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2025.
(9)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2025.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Currency Abbreviations:

BRL	Brazilian Real
EUR	EU Euro

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
RFUCCT1Y	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A	30-day Secured Overnight Financing Rate
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$2,627,277,494	$—	$2,627,277,494
U.S. Government Agency Obligations	—	1,496,636,653	—	1,496,636,653
Collateralized Mortgage Obligations	—	1,443,636,844	—	1,443,636,844
Asset-Backed Securities	—	1,232,492,456	—	1,232,492,456
U.S. Treasury Obligations	—	1,194,193,436	—	1,194,193,436
Commercial Mortgage-Backed Securities	—	1,005,523,848	—	1,005,523,848
Sovereign Bonds	—	206,889,129	—	206,889,129
Purchased Options	—	203,598	—	203,598
Short-Term Investments	—	1,676,804,382	—	1,676,804,382
Total Investments, at fair value	$—	$10,883,657,840	$—	$10,883,657,840
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	—	117,478	—	117,478
Centrally Cleared Interest Rate Swaps	—	301,188	—	301,188
Forward Foreign Currency Contracts	—	6,990	—	6,990
Forward Premium Swaptions	—	4,977,537	—	4,977,537
Futures	13,992,978	—	—	13,992,978
Total Assets	$13,992,978	$10,889,061,033	$—	$10,903,054,011
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	$—	$(528,826)	$—	$(528,826)
Forward Foreign Currency Contracts	—	(14,761,653)	—	(14,761,653)
Forward Premium Swaptions	—	(4,177,970)	—	(4,177,970)
Futures	(3,251,019)	—	—	(3,251,019)
Written Options	—	(465,087)	—	(465,087)
Total Liabilities	$(3,251,019)	$(19,933,536)	$—	$(23,184,555)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2025, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	98,355,048	BRL	612,211,000	Goldman Sachs International	01/05/26	$(14,075,953)
BRL	1,389,452	USD	251,703	Morgan Stanley Capital Services LLC	11/07/25	6,990
USD	17,303,482	MXN	324,319,665	Morgan Stanley Capital Services LLC	11/07/25	(334,885)
EUR	151,275	USD	179,693	Standard Chartered Bank	10/31/25	(1,755)
USD	17,289,307	MXN	324,319,666	Standard Chartered Bank	11/07/25	(349,060)
						$(14,754,663)

At September 30, 2025, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	233	12/31/25	$48,556,836	$(42,252)
U.S. Treasury 10-Year Note	7,471	12/19/25	840,487,500	(3,208,767)
U.S. Treasury Long Bond	3,269	12/19/25	381,144,969	5,754,261
U.S. Treasury Ultra Long Bond	5,960	12/19/25	715,572,500	7,218,985

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
			$1,985,761,805	$9,722,227
Short Contracts:
U.S. Treasury 5-Year Note	(506)	12/31/25	$(55,252,828)	$81,935
U.S. Treasury Ultra 10-Year Note	(1,767)	12/19/25	(203,343,047)	937,797
			$(258,595,875)	$1,019,732

At September 30, 2025, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
CDX.North American Index High Yield Series, 45, Version 1	Sell	5.000	12/20/30	USD	98,941,000	$7,641,365	$117,478
						$7,641,365	$117,478

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments received quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.933%	Annual	05/05/45	USD	45,486,376	$(182,210)	$(182,210)
Receive	1-day Secured Overnight Financing Rate	Annual	3.736	Annual	07/20/37	USD	6,728,700	45,091	45,091
Receive	1-day Secured Overnight Financing Rate	Annual	3.932	Annual	07/20/37	USD	11,904,700	(103,991)	(103,991)
Receive	1-day Secured Overnight Financing Rate	Annual	3.857	Annual	05/05/55	USD	17,941,848	256,097	256,097
Receive	1-day Secured Overnight Financing Rate	Annual	4.444	Annual	08/16/44	USD	18,336,100	(21,911)	(21,911)
Receive	1-day Secured Overnight Financing Rate	Annual	4.452	Annual	11/29/44	USD	18,794,500	(25,260)	(25,260)
Receive	1-day Secured Overnight Financing Rate	Annual	3.699	Annual	05/05/35	USD	37,842,138	(195,454)	(195,454)
								$(227,638)	$(227,638)

At September 30, 2025, the following OTC written credit default swaptions were outstanding for Voya Intermediate Bond Fund:

				(Pay)/
				Receive
			Exercise	Exercise	Strike	Expiration	Notional		Premiums	Fair
Description	Counterparty	Reference Entity	Rate (%)	Rate	Price	Date	Amount		Received	Value
Put on 5-Year Credit Default Swap	Goldman Sachs International	CDX North American High Yield, Series 44, Version 1	5.000	Receive	106.500%	11/19/25	USD	47,506,000	$248,267	$(166,766)
Put on 5-Year Credit Default Swap	Royal Bank of Canada	CDX North American High Yield, Series 44, Version 1	5.000	Receive	106.500%	11/19/25	USD	55,885,000	293,396	(196,180)
									$541,663	$(362,946)

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

At September 30, 2025, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond Fund:

		Pay/
		Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional
Description	Counterparty	Rate	Rate	Index	Date	Amount		Cost	Fair Value
Call on 5-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Receive	2.500%	6-month EUR-EURIBOR	05/20/26	EUR	102,426,000	$571,980	$203,598
								$571,980	$203,598

At September 30, 2025, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Fund:

		Pay/Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional		Premiums
Description	Counterparty	Rate	Rate	Index	Date	Amount		Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	2.300%	6-month EUR-EURIBOR	05/20/26	EUR	51,213,000	$421,763	$(102,141)
Put on 2-Year Interest Rate Swap(1)	Mizuho Capital Markets LLC	Receive	3.700%	1-day Secured Overnight Financing Rate	10/03/25	USD	128,318,000	206,592	—
								$628,355	$(102,141)

At September 30, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Fund:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration(4)	(Depreciation)
Call on 10-Year Interest Rate Swap	Bank of America N.A.	4.103%	Receive	1-day Secured Overnight Financing Rate	07/16/27	USD	51,759,300	$(2,309,759)	$308,722
Call on 10-Year Interest Rate Swap	Barclays Bank PLC	2.355%	Receive	1-day Secured Overnight Financing Rate	11/27/34	USD	49,756,000	—	610,312
Call on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	2.375%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	45,840,320	(1,925,294)	(842,066)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	39,935,000	(6,988,625)	816,507
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD	66,490,400	(11,768,801)	1,263,577
Put on 10-Year Interest Rate Swap	Bank of America N.A.	4.103%	Pay	1-day Secured Overnight Financing Rate	07/16/27	USD	51,759,300	(2,309,759)	(836,656)
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	61,700,000	(11,106,000)	1,006,864
Put on 30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	4.650%	Pay	1-day Secured Overnight Financing Rate	08/30/27	USD	53,684,800	(2,503,859)	(430,083)
								$(38,912,097)	$1,897,177

At September 30, 2025, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Fund:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration(4)	(Depreciation)
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Pay	1-day Secured Overnight Financing Rate	09/23/27	USD	268,424,000	$1,253,540	$72,606
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	2.500%	Pay	1-day Secured Overnight Financing Rate	09/25/26	USD	529,540,000	614,267	(19,700)
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	2.000%	Pay	1-day Secured Overnight Financing Rate	09/08/26	USD	529,545,000	556,022	271,805
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.133%	Pay	1-day Secured Overnight Financing Rate	08/27/27	USD	134,212,000	669,383	97,884
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.170%	Pay	1-day Secured Overnight Financing Rate	08/23/27	USD	134,212,000	679,448	85,128
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Pay	1-day Secured Overnight Financing Rate	08/12/27	USD	268,425,000	1,335,414	51,789
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Pay	1-day Secured Overnight Financing Rate	08/12/27	USD	134,212,000	671,060	29,046
Put on 10-Year Interest Rate Swap	Barclays Bank PLC	5.355%	Receive	1-day Secured Overnight Financing Rate	11/27/34	USD	49,756,000	900,584	(1,291,538)
Put on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	5.540%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	45,840,320	1,925,294	(235,960)

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration(4)	(Depreciation)
Put on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Receive	1-day Secured Overnight Financing Rate	09/23/27	USD	268,424,000	$1,253,540	$(96,350)
Put on 1-Year Interest Rate Swap	Goldman Sachs International	2.150%	Receive	3-month EUR-EURIBOR	07/21/26	EUR	512,125,000	733,540	104,444
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.600%	Receive	1-day Secured Overnight Financing Rate	08/30/27	USD	966,326,400	2,754,030	(206,487)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.133%	Receive	1-day Secured Overnight Financing Rate	08/27/27	USD	134,212,000	669,382	(6,010)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.170%	Receive	1-day Secured Overnight Financing Rate	08/23/27	USD	134,212,000	679,448	30,284
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Receive	1-day Secured Overnight Financing Rate	08/12/27	USD	268,425,000	1,335,414	150,278
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Receive	1-day Secured Overnight Financing Rate	08/12/27	USD	134,212,000	671,060	78,291
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.631%	Receive	1-day Secured Overnight Financing Rate	09/08/26	USD	529,545,000	503,068	(138,144)
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.622%	Receive	1-day Secured Overnight Financing Rate	09/08/26	USD	264,770,000	251,532	(74,976)
								$17,456,026	$(1,097,610)

(1)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:

BRL	—	Brazilian Real
EUR	—	EU Euro
MXN	—	Mexican Peso
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value *	$203,598
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	6,990
Interest rate contracts	Unrealized appreciation on forward premium swaptions	4,977,537
Interest rate contracts	Variation margin receivable on futures contracts **	13,992,978
Credit contracts	Variation margin receivable on centrally cleared swaps **	117,478
Interest rate contracts	Variation margin receivable on centrally cleared swaps **	301,188
Total Asset Derivatives		$19,599,769

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$14,761,653
Interest rate contracts	Unrealized depreciation on forward premium swaptions	4,177,970
Interest rate contracts	Variation margin payable on futures contracts **	3,251,019
Interest rate contracts	Variation margin payable on centrally cleared swaps **	528,826
Credit contracts	Written options, at fair value	362,946
Interest rate contracts	Written options, at fair value	102,141
Total Liability Derivatives		$23,184,555

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
Instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$2,487,216	$—	$2,487,216
Foreign exchange contracts	—	(5,145,558)	—	—	—	(5,145,558)
Interest rate contracts	1,546,723	—	(6,432,886)	1,104,462	7,756,062	3,974,361
Total	$1,546,723	$(5,145,558)	$(6,432,886)	$3,591,678	$7,756,062	$1,316,019

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$(618,000)	$175,456	$(442,544)
Foreign exchange contracts	—	(13,680,515)	—	—	—	(13,680,515)
Interest rate contracts	(5,346,787)	—	(1,160,035)	(930,145)	1,656,901	(5,780,066)
Total	$(5,346,787)	$(13,680,515)	$(1,160,035)	$(1,548,145)	$1,832,357	$(19,903,125)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2025:

						Morgan	Nomura
				Goldman	JPMorgan	Stanley	Global		Standard
	Bank of	Barclays Bank	Deutsche	Sachs	Chase Bank	Capital	Financial	Royal Bank of	Chartered
	America N.A.	PLC	Bank AG	International	N.A.	Services LLC	Products Inc.	Canada	Bank	Total
Assets:
Purchased options	$—	$—	$—	$—	$—	$203,598	$—	$—	$—	$203,598
Forward foreign currency contracts	—	—	—	—	—	6,990	—	—	—	6,990
Forward premium swaptions	308,722	3,697,260	344,411	104,444	522,700	—	—	—	—	4,977,537
Total Assets	$308,722	$3,697,260	$344,411	$104,444	$522,700	$210,588	$—	$—	$—	$5,188,125
Liabilities:
Forward foreign currency contracts	$—	$—	$—	$14,075,953	$—	$334,885	$—	$—	$350,815	$14,761,653
Forward premium swaptions	836,656	1,291,538	116,050	—	1,720,606	—	213,120	—	—	4,177,970
Written options	—	—	—	166,766	—	102,141	—	196,180	—	465,087
Total Liabilities	$836,656	$1,291,538	$116,050	$14,242,719	$1,720,606	$437,026	$213,120	$196,180	$350,815	$19,404,710
Net OTC derivative instruments by counterparty, at fair value	$(527,934)	$2,405,722	$228,361	$(14,138,275)	$(1,197,906)	$(226,438)	$(213,120)	$(196,180)	$(350,815)	$(14,216,585)
Total collateral pledged by the Fund/ (Received from counterparty)	$420,000	$(2,380,000)	$—	$14,030,000	$1,197,906	$—	$213,120	$—	$330,000	$13,811,026
Net Exposure (1),(2)	$(107,934)	$25,722	$228,361	$(108,275)	$—	$(226,438)	$—	$(196,180)	$(20,815)	$(405,559)

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At September 30, 2025, the Fund had pledged $420,000, $14,030,000, $1,410,000, $350,000 and $330,000 to Bank of America N.A., Goldman Sachs International, JPMorgan Chase Bank N.A., Nomura Global Financial Products Inc. and Standard Chartered Bank, respectively. In addition, the Fund had received $2,380,000 from Barclays Bank PLC. Excess cash collateral is not shown for financial reporting purposes.

At September 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $11,064,089,004.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$130,513,171
Gross Unrealized Depreciation	(276,606,922)
Net Unrealized Depreciation	$(146,093,751)

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 47.5%
	Basic Materials: 2.2%
757,000	Air Products and Chemicals, Inc., 4.300%, 06/11/2028	$764,122	0.2
253,000 (1)	Albemarle Corp., 4.650%, 06/01/2027	253,378	0.1
186,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2026	188,310	0.0
800,000	Celanese US Holdings LLC, 6.665%, 07/15/2027	821,189	0.2
595,000 (2)	Chemours Co., 5.750%, 11/15/2028	580,898	0.2
600,000 (1)	Cleveland-Cliffs, Inc., 5.875%, 06/01/2027	600,364	0.2
188,000	Eastman Chemical Co., 5.000%, 08/01/2029	191,540	0.1
132,000	Ecolab, Inc., 1.650%, 02/01/2027	128,167	0.0
189,000	Ecolab, Inc., 4.300%, 06/15/2028	190,572	0.1
417,000	EIDP, Inc., 4.500%, 05/15/2026	417,797	0.1
800,000 (2)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	798,079	0.2
1,200,000 (2)	NOVA Chemicals Corp., 5.250%, 06/01/2027	1,204,444	0.3
186,000	Nucor Corp., 4.650%, 06/01/2030	189,000	0.0
65,000	Nutrien Ltd., 4.900%, 03/27/2028	66,165	0.0
1,098,000	Nutrien Ltd., 5.950%, 11/07/2025	1,099,288	0.3
311,000	Rio Tinto Finance USA PLC, 4.500%, 03/14/2028	314,516	0.1
176,000	Rio Tinto Finance USA PLC, 4.875%, 03/14/2030	180,403	0.0
191,000	Sherwin-Williams Co., 4.300%, 08/15/2028	192,013	0.1
127,000	Sherwin-Williams Co., 4.500%, 08/15/2030	127,894	0.0
		8,308,139	2.2
	Communications: 3.5%
147,000	Alphabet, Inc., 1.100%, 08/15/2030	128,794	0.0
210,000	AppLovin Corp., 5.125%, 12/01/2029	214,884	0.1
513,000	AT&T, Inc., 1.700%, 03/25/2026	507,046	0.1
800,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	799,567	0.2
126,000	Cisco Systems, Inc., 4.550%, 02/24/2028	127,969	0.0
552,000	Cisco Systems, Inc., 4.750%, 02/24/2030	566,610	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
315,000	Comcast Corp., 4.550%, 01/15/2029	$319,174	0.1
328,000 (2)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	327,880	0.1
800,000 (2)	Match Group Holdings II LLC, 5.000%, 12/15/2027	798,397	0.2
316,000	Meta Platforms, Inc., 4.300%, 08/15/2029	320,139	0.1
1,497,000 (2)	NBN Co. Ltd., 1.450%, 05/05/2026	1,472,910	0.4
349,000 (2)	NBN Co. Ltd., 5.750%, 10/06/2028	365,193	0.1
500,000 (1)(2)	Nexstar Media, Inc., 4.750%, 11/01/2028	488,436	0.1
1,024,000 (2)	NTT Finance Corp., 4.567%, 07/16/2027	1,031,529	0.3
957,000 (2)	NTT Finance Corp., 4.620%, 07/16/2028	966,617	0.2
800,000 (2)	Outfront Media Capital LLC / Outfront Media Capital Corp., 5.000%, 08/15/2027	796,620	0.2
251,000	Rogers Communications, Inc., 5.000%, 02/15/2029	255,849	0.1
600,000 (2)	Sirius XM Radio, Inc., 3.125%, 09/01/2026	592,306	0.2
1,147,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,233,993	0.3
269,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	256,506	0.1
429,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	425,685	0.1
249,000	T-Mobile USA, Inc., 2.625%, 04/15/2026	247,012	0.1
327,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	317,561	0.1
291,000	T-Mobile USA, Inc., 4.950%, 03/15/2028	296,638	0.1
395,000	Uber Technologies, Inc., 4.300%, 01/15/2030	396,435	0.1
		13,253,750	3.5
	Consumer, Cyclical: 5.8%
1,950,000 (2)	Alimentation Couche-Tard, Inc., 4.148%, 09/29/2028	1,950,706	0.5
14,298	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	14,026	0.0
225,000	American Honda Finance Corp., GMTN, 4.400%, 10/05/2026	225,732	0.1
126,000	American Honda Finance Corp., GMTN, 4.450%, 10/22/2027	127,123	0.0

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
195,000	American Honda Finance Corp., MTN, 1.300%, 09/09/2026	$190,233	0.0
66,000 (2)	BMW US Capital LLC, 1.250%, 08/12/2026	64,481	0.0
618,000 (1)(2)	BMW US Capital LLC, 4.150%, 08/11/2027	618,898	0.2
128,000 (2)	BMW US Capital LLC, 4.500%, 08/11/2030	128,230	0.0
502,000	BorgWarner, Inc., 4.950%, 08/15/2029	512,768	0.1
410,000 (2)	Daimler Truck Finance North America LLC, 5.000%, 01/15/2027	414,419	0.1
245,000 (2)	Denso Corp., 4.420%, 09/11/2029	246,475	0.1
1,032,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	1,015,327	0.3
300,000	Ford Motor Credit Co. LLC, 5.800%, 03/08/2029	304,517	0.1
500,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 01/08/2026	499,859	0.1
255,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	255,356	0.1
123,000	General Motors Financial Co., Inc., 5.050%, 04/04/2028	125,011	0.0
192,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	192,324	0.1
415,000	General Motors Financial Co., Inc., 5.400%, 04/06/2026	417,356	0.1
300,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	309,892	0.1
250,000	Home Depot, Inc., 4.875%, 06/25/2027	254,229	0.1
195,000	Honda Motor Co. Ltd., 2.534%, 03/10/2027	190,852	0.1
127,000	Honda Motor Co. Ltd., 4.436%, 07/08/2028	127,771	0.0
185,000	Hyatt Hotels Corp., 5.050%, 03/30/2028	188,056	0.0
129,000 (2)	Hyundai Capital America, 1.300%, 01/08/2026	127,959	0.0
975,000 (2)	Hyundai Capital America, 4.250%, 09/18/2028	973,129	0.3
126,000 (1)(2)	Hyundai Capital America, 5.650%, 06/26/2026	127,199	0.0
262,000 (2)	Hyundai Capital America, 5.950%, 09/21/2026	266,215	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
493,000 (2)	Hyundai Capital America, 6.250%, 11/03/2025	$493,735	0.1
128,000	Lowe's Cos., Inc., 3.350%, 04/01/2027	126,807	0.0
1,365,000 (1)	Lowe's Cos., Inc., 4.000%, 10/15/2028	1,362,305	0.4
192,000	Marriott International, Inc., 4.200%, 07/15/2027	192,666	0.1
510,000 (2)	Mattel, Inc., 3.375%, 04/01/2026	506,423	0.1
620,000	McDonald's Corp., 4.400%, 02/12/2031	622,002	0.2
249,000 (2)	Mercedes-Benz Finance North America LLC, 5.100%, 08/03/2028	255,601	0.1
545,000	MGM Resorts International, 5.500%, 04/15/2027	548,898	0.1
800,000	Newell Brands, Inc., 6.375%, 09/15/2027	813,409	0.2
192,000	PACCAR Financial Corp., 4.000%, 08/08/2028	192,589	0.1
235,000	PACCAR Financial Corp., 4.000%, 09/26/2029	234,991	0.1
1,200,000 (2)	Royal Caribbean Cruises Ltd., 4.250%, 07/01/2026	1,199,348	0.3
511,000	Toll Brothers Finance Corp., 4.350%, 02/15/2028	512,635	0.1
124,000	Toyota Motor Credit Corp., 5.400%, 11/20/2026	126,019	0.0
230,000	Toyota Motor Credit Corp., MTN, 4.350%, 10/08/2027	231,993	0.1
186,000	Toyota Motor Credit Corp. B, 5.000%, 03/19/2027	189,017	0.0
24,339	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	25,037	0.0
1,200,000 (2)	United Airlines, Inc., 4.375%, 04/15/2026	1,199,189	0.3
800,000 (2)	Viking Cruises Ltd., 5.875%, 09/15/2027	800,835	0.2
205,000 (2)	Volkswagen Group of America Finance LLC, 4.550%, 09/11/2028	205,706	0.1
425,000 (2)	Volkswagen Group of America Finance LLC, 4.950%, 08/15/2029	429,508	0.1
535,000 (2)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	542,320	0.1

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
500,000 (2)	Volkswagen Group of America Finance LLC, 5.650%, 09/12/2028	$515,864	0.1
385,000 (2)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	413,724	0.1
800,000 (2)	William Carter Co., 5.625%, 03/15/2027	801,557	0.2
		22,410,321	5.8
	Consumer, Non-cyclical: 6.6%
192,000	AbbVie, Inc., 3.200%, 05/14/2026	191,150	0.1
280,000	AbbVie, Inc., 3.200%, 11/21/2029	270,210	0.1
491,000	AbbVie, Inc., 4.800%, 03/15/2029	502,229	0.1
800,000 (2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	793,938	0.2
193,000 (2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.625%, 01/15/2027	192,059	0.1
125,000	Amgen, Inc., 5.150%, 03/02/2028	127,937	0.0
317,000	Astrazeneca Finance LLC, 4.800%, 02/26/2027	320,706	0.1
800,000 (2)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.750%, 07/15/2027	799,358	0.2
126,000	Becton Dickinson & Co., 4.693%, 02/13/2028	127,612	0.0
126,000	Cardinal Health, Inc., 4.700%, 11/15/2026	126,917	0.0
299,000	Cardinal Health, Inc., 5.000%, 11/15/2029	306,701	0.1
62,000	Cardinal Health, Inc., 5.125%, 02/15/2029	63,795	0.0
127,000 (2)	Cargill, Inc., 3.625%, 04/22/2027	126,470	0.0
370,000	Cigna Group, 1.250%, 03/15/2026	364,931	0.1
388,000	Cigna Group, 2.375%, 03/15/2031	349,187	0.1
460,000	Cigna Group, 4.500%, 09/15/2030	461,512	0.1
127,000 (2)	CSL Finance PLC, 3.850%, 04/27/2027	126,669	0.0
368,000	CVS Health Corp., 5.400%, 06/01/2029	380,623	0.1
398,000 (2)	Element Fleet Management Corp., 5.643%, 03/13/2027	405,658	0.1
768,000	Eli Lilly & Co., 4.000%, 10/15/2028	769,514	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
189,000	Eli Lilly & Co., 4.550%, 02/12/2028	$191,858	0.1
247,000	Eli Lilly & Co., 4.750%, 02/12/2030	253,473	0.1
192,000 (2)	EMD Finance LLC, 4.125%, 08/15/2028	192,093	0.1
315,000	Equifax, Inc., 2.600%, 12/15/2025	313,697	0.1
63,000 (2)	ERAC USA Finance LLC, 5.000%, 02/15/2029	64,639	0.0
800,000 (2)	Garda World Security Corp., 4.625%, 02/15/2027	794,650	0.2
933,000	GE HealthCare Technologies, Inc., 5.600%, 11/15/2025	933,430	0.2
348,000	Gilead Sciences, Inc., 4.800%, 11/15/2029	357,273	0.1
357,000	GlaxoSmithKline Capital, Inc., 4.500%, 04/15/2030	361,460	0.1
130,000	Global Payments, Inc., 1.200%, 03/01/2026	128,299	0.0
999,000	HCA, Inc., 5.875%, 02/15/2026	1,000,314	0.3
706,000	HCA, Inc., 5.875%, 02/01/2029	735,199	0.2
552,000	Hershey Co., 4.750%, 02/24/2030	565,533	0.1
496,000	Humana, Inc., 5.750%, 03/01/2028	511,748	0.1
961,000 (2)	Imperial Brands Finance PLC, 4.500%, 06/30/2028	967,443	0.3
800,000 (2)	IQVIA, Inc., 5.000%, 10/15/2026	799,740	0.2
189,000	Johnson & Johnson, 4.550%, 03/01/2028	192,786	0.1
285,000	Laboratory Corp. of America Holdings, 4.350%, 04/01/2030	285,153	0.1
190,000 (2)	Mars, Inc., 4.600%, 03/01/2028	192,364	0.1
289,000 (2)	Mars, Inc., 4.800%, 03/01/2030	294,532	0.1
180,000	McKesson Corp., 4.250%, 09/15/2029	180,822	0.0
355,000	Novartis Capital Corp., 3.800%, 09/18/2029	353,562	0.1
510,000	PepsiCo, Inc., 4.100%, 01/15/2029	512,023	0.1
190,000 (1)	PepsiCo, Inc., 4.300%, 07/23/2030	191,260	0.1
126,000	Philip Morris International, Inc., 4.125%, 04/28/2028	126,262	0.0
267,000	Philip Morris International, Inc., 4.875%, 02/13/2029	272,839	0.1

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
800,000 (2)	Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 08/31/2027	$778,770	0.2
128,000	Quanta Services, Inc., 4.300%, 08/09/2028	128,651	0.0
325,000	Quanta Services, Inc., 4.750%, 08/09/2027	328,858	0.1
126,000	Quest Diagnostics, Inc., 4.600%, 12/15/2027	127,591	0.0
185,000	RELX Capital, Inc., 4.750%, 03/27/2030	188,896	0.0
201,000 (2)	Rentokil Terminix Funding LLC, 5.000%, 04/28/2030	204,892	0.1
365,000 (2)	Roche Holdings, Inc., 5.338%, 11/13/2028	379,271	0.1
197,000	S&P Global, Inc., 2.450%, 03/01/2027	193,004	0.1
916,000	S&P Global, Inc., 2.700%, 03/01/2029	875,384	0.2
247,000	Smith & Nephew PLC, 5.150%, 03/20/2027	250,451	0.1
267,000	Solventum Corp., 5.400%, 03/01/2029	275,597	0.1
254,000	Stryker Corp., 3.650%, 03/07/2028	251,787	0.1
1,290,000	Stryker Corp., 4.700%, 02/10/2028	1,309,092	0.3
800,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	799,212	0.2
490,000	Tyson Foods, Inc., 5.400%, 03/15/2029	507,009	0.1
194,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	190,225	0.0
295,000	UnitedHealth Group, Inc., 4.800%, 01/15/2030	301,450	0.1
523,000	Zimmer Biomet Holdings, Inc., 5.050%, 02/19/2030	537,998	0.1
64,000	Zoetis, Inc., 4.150%, 08/17/2028	64,230	0.0
		25,271,996	6.6
	Energy: 2.1%
197,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	192,371	0.1
191,000	Chevron USA, Inc., 4.050%, 08/13/2028	192,013	0.1
389,000	Chevron USA, Inc., 4.300%, 10/15/2030	391,311	0.1
190,000	Chevron USA, Inc., 4.475%, 02/26/2028	192,705	0.1
744,000	Chevron USA, Inc., 4.687%, 04/15/2030	761,772	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
249,000	Diamondback Energy, Inc., 5.150%, 01/30/2030	$256,552	0.1
124,000	Diamondback Energy, Inc., 5.200%, 04/18/2027	125,833	0.0
600,000 (2)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	609,754	0.2
189,000	Enbridge, Inc., 4.600%, 06/20/2028	191,279	0.0
800,000 (2)	Enerflex Ltd., 9.000%, 10/15/2027	817,341	0.2
190,000	Enterprise Products Operating LLC, 4.300%, 06/20/2028	191,514	0.0
131,000	Kinder Morgan, Inc., 1.750%, 11/15/2026	127,633	0.0
555,000 (2)	Northern Oil & Gas, Inc., 8.125%, 03/01/2028	564,751	0.1
196,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	210,148	0.1
385,000	Ovintiv Exploration, Inc., 5.375%, 01/01/2026	385,074	0.1
647,000	Pioneer Natural Resources Co., 1.125%, 01/15/2026	641,150	0.2
1,252,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	1,252,010	0.3
800,000 (2)	Venture Global LNG, Inc., 8.125%, 06/01/2028	828,616	0.2
		7,931,827	2.1
	Financial: 15.9%
130,000	Aflac, Inc., 1.125%, 03/15/2026	128,278	0.0
800,000 (2)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 4.250%, 10/15/2027	787,366	0.2
126,000 (3)	American Express Co., 5.098%, 02/16/2028	127,706	0.0
1,160,000 (3)	American Express Co., 5.389%, 07/28/2027	1,171,319	0.3
510,000 (3)	American Express Co., 5.645%, 04/23/2027	514,040	0.1
445,000	American Tower Corp., 3.650%, 03/15/2027	441,871	0.1
62,000	American Tower Corp., 5.250%, 07/15/2028	63,782	0.0
61,000	American Tower Corp., 5.500%, 03/15/2028	62,886	0.0
190,000	Aon North America, Inc., 5.125%, 03/01/2027	192,720	0.1

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
249,000	Aon North America, Inc., 5.150%, 03/01/2029	$256,302	0.1
482,000	Arthur J Gallagher & Co., 4.850%, 12/15/2029	492,238	0.1
255,000 (2)	Athene Global Funding, 5.684%, 02/23/2026	256,190	0.1
1,125,000 (2)	Aviation Capital Group LLC, 5.125%, 04/10/2030	1,143,304	0.3
88,000 (2)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	84,683	0.0
200,000 (3)	Banco Santander SA, 5.538%, 03/14/2030	207,228	0.1
400,000	Banco Santander SA, 5.588%, 08/08/2028	415,835	0.1
196,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	192,107	0.1
130,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	128,039	0.0
255,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	253,389	0.1
132,000 (3)	Bank of America Corp., 4.376%, 04/27/2028	132,497	0.0
128,000 (3)	Bank of America Corp., MTN, 1.197%, 10/24/2026	127,755	0.0
135,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	127,899	0.0
197,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	192,970	0.1
337,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	324,698	0.1
63,000 (3)	Bank of America Corp., MTN, 3.970%, 03/05/2029	62,703	0.0
1,520,000 (1)(3)	Bank of Montreal, 4.062%, 09/22/2028	1,518,385	0.4
126,000	Bank of Montreal, 5.300%, 06/05/2026	127,105	0.0
186,000 (3)	Bank of New York Mellon, 4.729%, 04/20/2029	189,094	0.0
188,000 (3)	Bank of New York Mellon Corp., 4.947%, 04/26/2027	188,938	0.0
432,000 (3)	Barclays PLC, 4.476%, 11/11/2029	432,839	0.1
206,000 (2)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	192,579	0.1
329,000 (2)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	306,465	0.1
315,000	Brown & Brown, Inc., 4.700%, 06/23/2028	318,177	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
959,000 (2)(3)	CaixaBank SA, 4.634%, 07/03/2029	$965,943	0.3
220,000 (2)(3)	CaixaBank SA, 5.673%, 03/15/2030	228,268	0.1
328,000 (2)(3)	CaixaBank SA, 6.684%, 09/13/2027	335,187	0.1
63,000	Camden Property Trust, 4.100%, 10/15/2028	63,116	0.0
62,000 (3)	Canadian Imperial Bank of Commerce, 4.857%, 03/30/2029	62,980	0.0
197,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	191,972	0.1
125,000 (3)	Capital One Financial Corp., 5.468%, 02/01/2029	128,207	0.0
185,000 (3)	Capital One Financial Corp., 5.700%, 02/01/2030	192,115	0.1
126,000	Charles Schwab Corp., 5.875%, 08/24/2026	127,887	0.0
194,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	206,054	0.1
85,000 (3)	Citigroup, Inc., 2.572%, 06/03/2031	78,224	0.0
16,000 (3)	Citigroup, Inc., 4.786%, 03/04/2029	16,209	0.0
452,000	CME Group, Inc., 4.400%, 03/15/2030	457,325	0.1
192,000 (2)	CNO Global Funding, 4.375%, 09/08/2028	192,198	0.1
1,072,000	Cooperatieve Rabobank UA, 4.800%, 01/09/2029	1,097,641	0.3
191,000	Corebridge Financial, Inc., 3.650%, 04/05/2027	189,439	0.1
128,000 (2)	Corebridge Global Funding, 4.250%, 08/21/2028	128,128	0.0
961,000 (1)(2)(3)	Credit Agricole SA, 5.335%, 01/10/2030	989,220	0.3
556,000 (2)(3)	Danske Bank A/S, 4.298%, 04/01/2028	556,650	0.1
329,000 (2)(3)	Danske Bank A/S, 4.613%, 10/02/2030	330,896	0.1
714,000 (3)	Deutsche Bank AG/ New York NY, 2.311%, 11/16/2027	698,459	0.2
836,000 (2)(3)	DNB Bank ASA, 5.896%, 10/09/2026	836,226	0.2
487,000 (2)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	504,277	0.1
597,000	Fifth Third Bank NA, 3.850%, 03/15/2026	595,969	0.2
209,000 (3)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	209,977	0.1

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
106,000 (3)	Goldman Sachs Bank USA/New York NY, 5.414%, 05/21/2027	$106,832	0.0
518,000 (3)	Goldman Sachs Group, Inc., 1.431%, 03/09/2027	511,399	0.1
354,000 (3)	Goldman Sachs Group, Inc., 2.640%, 02/24/2028	346,619	0.1
401,000 (3)	Goldman Sachs Group, Inc., 5.049%, 07/23/2030	411,121	0.1
130,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	136,041	0.0
4,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	4,257	0.0
324,000	Hanover Insurance Group, Inc., 4.500%, 04/15/2026	324,239	0.1
869,000 (3)	HSBC Holdings PLC, 4.899%, 03/03/2029	881,719	0.2
736,000 (3)	ING Groep NV, 4.017%, 03/28/2028	733,933	0.2
309,000 (3)	ING Groep NV, 6.083%, 09/11/2027	314,323	0.1
272,000	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	268,914	0.1
500,000 (2)	Iron Mountain, Inc., 5.250%, 03/15/2028	499,531	0.1
475,000 (2)	Jackson National Life Global Funding, 4.550%, 09/09/2030	475,864	0.1
197,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	192,052	0.1
519,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	511,629	0.1
135,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	128,125	0.0
131,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	128,973	0.0
130,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	128,302	0.0
119,000 (3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	118,870	0.0
314,000 (3)	JPMorgan Chase & Co., 4.505%, 10/22/2028	316,769	0.1
125,000 (3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	126,497	0.0
190,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	194,940	0.1
62,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	63,526	0.0
126,000 (3)	JPMorgan Chase & Co., 5.040%, 01/23/2028	127,450	0.0
246,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	251,441	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
255,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	$266,423	0.1
123,000 (3)	JPMorgan Chase & Co., 6.070%, 10/22/2027	125,468	0.0
253,000	KeyBank NA/ Cleveland OH, 4.390%, 12/14/2027	254,476	0.1
259,000 (2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/2027	256,922	0.1
707,000 (3)	Lloyds Banking Group PLC, 5.985%, 08/07/2027	717,217	0.2
127,000 (2)	LPL Holdings, Inc., 4.625%, 11/15/2027	126,789	0.0
232,000 (2)	Lseg US Fin Corp., 4.875%, 03/28/2027	234,473	0.1
806,000 (2)	LSEGA Financing PLC, 1.375%, 04/06/2026	794,615	0.2
500,000	Marsh & McLennan Cos., Inc., 4.550%, 11/08/2027	505,783	0.1
618,000	Mastercard, Inc., 4.550%, 03/15/2028	628,217	0.2
717,000 (2)	Met Tower Global Funding, 4.850%, 01/16/2027	724,197	0.2
1,500,000 (2)(3)	MF1 Multi-Family Housing Mortgage Loan Trust 2024-FL15 A, 5.824%, (TSFR1M + 1.688%), 08/18/2041	1,505,879	0.4
508,000 (3)	Mitsubishi UFJ Financial Group, Inc., 1.538%, 07/20/2027	497,206	0.1
777,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.197%, 01/16/2031	801,322	0.2
421,000 (3)	Mizuho Financial Group, Inc., 5.376%, 05/26/2030	435,245	0.1
369,000 (3)	Mizuho Financial Group, Inc., 5.382%, 07/10/2030	382,096	0.1
341,000 (3)	Morgan Stanley, 0.985%, 12/10/2026	338,780	0.1
325,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	319,926	0.1
267,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	261,348	0.1
454,000 (3)	Morgan Stanley, 4.994%, 04/12/2029	463,123	0.1
133,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	136,339	0.0
111,000 (3)	Morgan Stanley, 5.123%, 02/01/2029	113,404	0.0
61,000 (3)	Morgan Stanley, 5.192%, 04/17/2031	63,010	0.0

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
62,000 (3)	Morgan Stanley, 5.230%, 01/15/2031	$64,006	0.0
34,000 (3)	Morgan Stanley, 5.664%, 04/17/2036	35,888	0.0
75,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	78,164	0.0
525,000 (3)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	513,815	0.1
320,000	Morgan Stanley, MTN, 3.125%, 07/27/2026	317,731	0.1
185,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	189,394	0.0
533,000	Morgan Stanley Bank NA, 4.754%, 04/21/2026	534,541	0.1
250,000 (2)	National Securities Clearing Corp., 4.700%, 05/20/2030	255,579	0.1
806,000 (2)	National Securities Clearing Corp., 5.000%, 05/30/2028	826,318	0.2
800,000 (2)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	800,000	0.2
532,000 (2)	Nationwide Building Society, 1.500%, 10/13/2026	518,494	0.1
419,000 (3)	NatWest Group PLC, 5.583%, 03/01/2028	426,941	0.1
395,000 (2)	NatWest Markets PLC, 5.410%, 05/17/2029	409,919	0.1
800,000	OneMain Finance Corp., 3.500%, 01/15/2027	782,370	0.2
394,000 (2)	Pacific Life Global Funding II, 1.375%, 04/14/2026	388,462	0.1
800,000 (2)	PRA Group, Inc., 8.375%, 02/01/2028	818,887	0.2
249,000 (2)	Principal Life Global Funding II, 5.100%, 01/25/2029	255,678	0.1
186,000	Prologis L.P., 4.875%, 06/15/2028	190,310	0.1
148,000 (2)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	152,855	0.0
192,000 (2)	RGA Global Funding, 4.350%, 08/25/2028	192,312	0.1
800,000 (2)	RLJ Lodging Trust L.P., 3.750%, 07/01/2026	792,577	0.2
217,000 (3)	Royal Bank of Canada, 4.498%, 08/06/2029	218,739	0.1
457,000	Royal Bank of Canada, GMTN, 1.150%, 07/14/2026	447,136	0.1
250,000 (3)	Royal Bank of Canada, GMTN, 4.522%, 10/18/2028	252,139	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
187,000 (3)	Royal Bank of Canada, GMTN, 4.715%, 03/27/2028	$188,888	0.0
332,000	Royal Bank of Canada, GMTN, 4.950%, 02/01/2029	341,332	0.1
160,000 (3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	163,791	0.0
190,000	Royal Bank of Canada, GMTN, 5.200%, 07/20/2026	191,807	0.1
727,000 (3)	Santander UK Group Holdings PLC, 6.833%, 11/21/2026	729,179	0.2
294,000 (2)	Skandinaviska Enskilda Banken AB, 4.375%, 06/02/2028	296,725	0.1
800,000 (2)	Starwood Property Trust, Inc., 4.375%, 01/15/2027	793,794	0.2
799,000 (3)	State Street Corp., 3.031%, 11/01/2034	750,337	0.2
127,000 (3)	State Street Corp., 4.530%, 02/20/2029	128,390	0.0
253,000	State Street Corp., 4.536%, 02/28/2028	256,301	0.1
199,000 (3)	State Street Corp., 4.543%, 04/24/2028	200,688	0.1
168,000	State Street Corp., 4.729%, 02/28/2030	171,770	0.0
357,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 07/16/2029	341,482	0.1
230,000	Sumitomo Mitsui Financial Group, Inc., 5.716%, 09/14/2028	240,272	0.1
1,000,000 (2)	Sumitomo Mitsui Trust Bank Ltd., 5.200%, 03/07/2027	1,016,144	0.3
241,000 (2)	Sumitomo Mitsui Trust Bank Ltd., 5.650%, 09/14/2026	244,653	0.1
124,000	Toronto-Dominion Bank, GMTN, 4.980%, 04/05/2027	125,827	0.0
859,000	Toronto-Dominion Bank, MTN, 5.532%, 07/17/2026	868,702	0.2
130,000 (3)	Truist Financial Corp., MTN, 1.267%, 03/02/2027	128,396	0.0
136,000 (3)	Truist Financial Corp., MTN, 1.887%, 06/07/2029	128,187	0.0
421,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	435,695	0.1
1,065,000 (2)(3)	UBS Group AG, 4.151%, 12/23/2029	1,062,743	0.3

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
248,000 (2)(3)	UBS Group AG, 5.428%, 02/08/2030	$256,277	0.1
800,000 (2)	United Wholesale Mortgage LLC, 5.500%, 11/15/2025	800,233	0.2
261,000 (3)	US Bancorp, 5.046%, 02/12/2031	267,769	0.1
762,000 (2)	USAA Capital Corp., 4.375%, 06/01/2028	769,588	0.2
153,000 (3)	Wells Fargo & Co., 4.970%, 04/23/2029	155,935	0.0
601,000 (3)	Wells Fargo & Co., MTN, 2.879%, 10/30/2030	569,168	0.1
255,000 (3)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	252,757	0.1
257,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	254,729	0.1
123,000 (3)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	127,498	0.0
574,000	Wells Fargo Bank NA, 5.450%, 08/07/2026	580,418	0.2
664,000	Welltower OP LLC, 4.500%, 07/01/2030	670,546	0.2
276,000 (2)	Westpac New Zealand Ltd., 5.132%, 02/26/2027	280,156	0.1
		61,052,010	15.9
	Industrial: 3.0%
123,000	3M Co., 4.800%, 03/15/2030	125,819	0.0
601,000	AGCO Corp., 5.450%, 03/21/2027	609,976	0.2
62,000	Amcor Flexibles North America, Inc., 4.800%, 03/17/2028	62,716	0.0
123,000	Amcor Flexibles North America, Inc., 5.100%, 03/17/2030	125,852	0.0
126,000	Amphenol Corp., 4.375%, 06/12/2028	127,161	0.0
325,000 (2)	BAE Systems PLC, 5.125%, 03/26/2029	334,808	0.1
555,000 (2)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	552,042	0.1
435,000	Caterpillar Financial Services Corp., 4.400%, 03/03/2028	439,733	0.1
186,000	Caterpillar Financial Services Corp., 4.800%, 01/08/2030	191,859	0.1
307,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	314,492	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
1,225,000	CNH Industrial Capital LLC, 5.450%, 10/14/2025	$1,225,387	0.3
191,000	FedEx Corp., 3.250%, 04/01/2026	190,082	0.1
308,000	GATX Corp., 5.400%, 03/15/2027	312,600	0.1
62,000	HEICO Corp., 5.250%, 08/01/2028	63,679	0.0
250,000	Ingersoll Rand, Inc., 5.197%, 06/15/2027	254,317	0.1
61,000	JB Hunt Transport Services, Inc., 4.900%, 03/15/2030	62,291	0.0
65,000	John Deere Capital Corp., MTN, 2.350%, 03/08/2027	63,669	0.0
441,000	John Deere Capital Corp. I, 4.250%, 06/05/2028	444,779	0.1
190,000	L3Harris Technologies, Inc., 4.400%, 06/15/2028	191,293	0.1
64,000	Lockheed Martin Corp., 4.150%, 08/15/2028	64,418	0.0
556,000	Lockheed Martin Corp., 4.400%, 08/15/2030	560,665	0.1
125,000 (2)	Molex Electronic Technologies LLC, 4.750%, 04/30/2028	126,282	0.0
229,000	Northrop Grumman Corp., 4.650%, 07/15/2030	233,037	0.1
800,000 (2)	Owens-Brockway Glass Container, Inc., 6.625%, 05/13/2027	799,200	0.2
126,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 01/12/2027	127,577	0.0
366,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	376,608	0.1
305,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 6.050%, 08/01/2028	318,551	0.1
600,000 (2)	Rolls-Royce PLC, 3.625%, 10/14/2025	599,745	0.2
271,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	277,621	0.1
123,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	126,394	0.0
182,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	188,627	0.1

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
101,000 (1)	Ryder System, Inc., MTN, 5.500%, 06/01/2029	$105,426	0.0
800,000 (2)	Smyrna Ready Mix Concrete LLC, 6.000%, 11/01/2028	800,918	0.2
120,000	Stanley Black & Decker, Inc., 6.000%, 03/06/2028	124,744	0.0
800,000 (2)	TK Elevator US Newco, Inc., 5.250%, 07/15/2027	797,783	0.2
248,000	Veralto Corp., 5.500%, 09/18/2026	251,090	0.1
63,000	Waste Management, Inc., 4.950%, 07/03/2027	64,118	0.0
		11,635,359	3.0
	Technology: 3.9%
312,000	Advanced Micro Devices, Inc., 4.319%, 03/24/2028	314,784	0.1
126,000	Analog Devices, Inc., 4.250%, 06/15/2028	126,911	0.0
731,000	Broadcom, Inc., 3.459%, 09/15/2026	727,946	0.2
1,464,000	Broadcom, Inc., 4.150%, 02/15/2028	1,468,119	0.4
1,628,000	Broadcom, Inc., 4.800%, 04/15/2028	1,658,271	0.4
125,000	Cadence Design Systems, Inc., 4.200%, 09/10/2027	125,569	0.0
1,125,000	Dell International LLC / EMC Corp., 4.150%, 02/15/2029	1,122,558	0.3
355,000	Dell International LLC / EMC Corp., 4.500%, 02/15/2031	354,272	0.1
248,000	Dell International LLC / EMC Corp., 4.750%, 04/01/2028	251,698	0.1
332,000	Dell International LLC / EMC Corp., 5.000%, 04/01/2030	340,188	0.1
1,244,000	Fidelity National Information Services, Inc., 1.150%, 03/01/2026	1,228,326	0.3
124,000	Fiserv, Inc., 5.150%, 03/15/2027	125,676	0.0
685,000	Fiserv, Inc., 5.450%, 03/02/2028	704,384	0.2
656,000	Hewlett Packard Enterprise Co., 4.550%, 10/15/2029	659,739	0.2
702,000	IBM International Capital Pte Ltd., 4.600%, 02/05/2029	711,705	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
643,000	Oracle Corp., 1.650%, 03/25/2026	$635,502	0.2
633,000	Oracle Corp., 2.650%, 07/15/2026	625,726	0.2
251,000	Oracle Corp., 4.800%, 08/03/2028	255,259	0.1
128,000	Roper Technologies, Inc., 4.250%, 09/15/2028	128,630	0.0
800,000 (2)	SS&C Technologies, Inc., 5.500%, 09/30/2027	799,458	0.2
248,000	Synopsys, Inc., 4.650%, 04/01/2028	250,819	0.1
157,000	Synopsys, Inc., 4.850%, 04/01/2030	159,966	0.0
1,352,000	VMware LLC, 3.900%, 08/21/2027	1,347,326	0.3
421,000	VMware, Inc., 1.400%, 08/15/2026	411,741	0.1
290,000	Workday, Inc., 3.500%, 04/01/2027	287,546	0.1
		14,822,119	3.9
	Utilities: 4.5%
518,000 (2)	AEP Texas, Inc., 3.850%, 10/01/2025	518,000	0.1
399,000	AES Corp., 1.375%, 01/15/2026	395,359	0.1
619,000	AES Corp., 5.450%, 06/01/2028	634,137	0.2
193,000	Alabama Power Co., 3.750%, 09/01/2027	192,708	0.1
124,000	Ameren Corp., 5.700%, 12/01/2026	125,984	0.0
446,000	Ameren Illinois Co., 3.800%, 05/15/2028	444,549	0.1
637,000	American Electric Power Co., Inc., 5.200%, 01/15/2029	657,065	0.2
187,000 (2)	Capital Power US Holdings, Inc., 5.257%, 06/01/2028	190,623	0.0
184,000	CenterPoint Energy Houston Electric LLC, 4.800%, 03/15/2030	188,368	0.0
63,000	Connecticut Light and Power Co., 4.650%, 01/01/2029	64,179	0.0
357,000	Consumers Energy Co., 4.500%, 01/15/2031	360,888	0.1
62,000	Consumers Energy Co., 4.900%, 02/15/2029	63,594	0.0
166,000	DTE Electric Co., 4.250%, 05/14/2027	166,919	0.0
188,000	DTE Energy Co., 5.100%, 03/01/2029	192,710	0.1
1,355,000 (2)	Enel Finance International NV, 4.125%, 09/30/2028	1,351,703	0.4

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
697,000 (2)	Enel Finance International NV, 7.050%, 10/14/2025	$697,617	0.2
196,000	Eversource Energy, 2.900%, 03/01/2027	192,567	0.1
316,000	Eversource Energy, 4.750%, 05/15/2026	316,992	0.1
142,000	Exelon Corp., 5.150%, 03/15/2029	146,131	0.0
585,000	Georgia Power Co., 4.000%, 10/01/2028	585,155	0.2
189,000	Georgia Power Co., 5.004%, 02/23/2027	191,742	0.1
449,000 (2)	Jersey Central Power & Light Co., 4.150%, 01/15/2029	448,617	0.1
320,000 (2)	Liberty Utilities Co., 5.577%, 01/31/2029	330,259	0.1
188,000	National Rural Utilities Cooperative Finance Corp., 4.120%, 09/16/2027	188,786	0.0
309,000	National Rural Utilities Cooperative Finance Corp., 5.150%, 06/15/2029	320,250	0.1
156,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	158,591	0.0
128,000	National Rural Utilities Cooperative Finance Corp. D, 4.150%, 08/25/2028	128,389	0.0
184,000 (2)	New York State Electric & Gas Corp., 5.650%, 08/15/2028	191,268	0.1
132,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	128,411	0.0
136,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	128,595	0.0
253,000	NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	255,581	0.1
126,000	NextEra Energy Capital Holdings, Inc., 4.900%, 02/28/2028	128,233	0.0
788,000	NextEra Energy Capital Holdings, Inc., 5.050%, 03/15/2030	811,759	0.2
535,000 (2)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	482,003	0.1
632,000	ONE Gas, Inc., 5.100%, 04/01/2029	651,950	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
481,672	PG&E Wildfire Recovery Funding LLC A-1, 3.594%, 06/01/2032	$475,566	0.1
310,000	Pinnacle West Capital Corp., 5.150%, 05/15/2030	318,961	0.1
244,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	252,693	0.1
220,000	Sempra Energy, 5.400%, 08/01/2026	221,984	0.1
1,252,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	1,241,588	0.3
238,000	Southern Co., 5.500%, 03/15/2029	247,577	0.1
283,000	Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	281,317	0.1
375,000	Southern Power Co. A, 4.250%, 10/01/2030	372,925	0.1
570,000 (2)	Vistra Operations Co. LLC, 5.050%, 12/30/2026	573,703	0.1
520,000 (2)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	520,705	0.1
204,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	192,435	0.1
295,000	WEC Energy Group, Inc., 4.750%, 01/09/2026	295,339	0.1
71,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	72,372	0.0
		17,096,847	4.5
	Total Corporate Bonds/ Notes
	(Cost $179,808,581)	181,782,368	47.5
ASSET-BACKED SECURITIES: 16.7%
	Automobile Asset-Backed Securities: 5.4%
1,450,000 (2)	American Heritage Auto Receivables Trust 2024-1A A3, 4.900%, 09/17/2029	1,464,099	0.4
382,098	Americredit Automobile Receivables Trust 2023-1 A3, 5.620%, 11/18/2027	383,274	0.1
2,850,000	BMW Vehicle Lease Trust 2024-1 A4, 5.000%, 06/25/2027	2,876,473	0.8
300,000	CarMax Auto Owner Trust 2022-1 B, 1.950%, 09/15/2027	296,411	0.1

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
1,393,489 (2)	Chase Auto Owner Trust 2023-AA A3, 5.680%, 01/25/2029	$1,410,112	0.4
850,000	Drive Auto Receivables Trust 2024-2 A3, 4.500%, 09/15/2028	851,327	0.2
1,100,000	Exeter Automobile Receivables Trust 2025-4A A2, 4.530%, 03/15/2028	1,101,399	0.3
1,000,000	Exeter Automobile Receivables Trust 2025-4A A3, 4.390%, 09/17/2029	1,004,363	0.3
1,700,000 (2)	GLS Auto Receivables Issuer Trust 2025-1A A3, 4.770%, 09/15/2028	1,710,285	0.4
400,000	GM Financial Consumer Automobile Receivables Trust 2022-4 B, 5.500%, 08/16/2028	404,980	0.1
1,750,000	GM Financial Consumer Automobile Receivables Trust 2023-3 A4, 5.340%, 12/18/2028	1,781,145	0.5
1,200,000 (2)	PenFed Auto Receivables Owner Trust 2024-A A3, 4.700%, 06/15/2029	1,208,040	0.3
1,250,000 (2)	Porsche Financial Auto Securitization Trust 2023-1A A4, 4.720%, 06/23/2031	1,260,396	0.3
1,100,000 (2)	Porsche Innovative Lease Owner Trust 2024-1A A4, 4.660%, 02/20/2030	1,108,644	0.3
1,550,000	Santander Drive Auto Receivables Trust 2024-4 A3, 4.850%, 01/16/2029	1,555,637	0.4
950,000 (2)	SCCU Auto Receivables Trust 2024-1A A3, 5.110%, 06/15/2029	958,010	0.2
1,150,000 (2)	Tesla Auto Lease Trust 2024-B A3, 4.820%, 10/20/2027	1,156,716	0.3
		20,531,311	5.4

	Other Asset-Backed Securities: 9.7%
1,023,226 (2)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 5.615%, (TSFR1M + 1.464%), 11/15/2036	1,023,292	0.3
309,565 (2)(3)	Bain Capital Credit CLO 2018-2A A1R, 5.405%, (TSFR3M + 1.080%), 07/19/2031	309,654	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,370,000 (2)(3)	Bain Capital Credit CLO Ltd. 2020-5A ARR, 5.335%, (TSFR3M + 1.150%), 04/20/2034	$1,370,663	0.4
1,900,000 (2)(3)	Ballyrock CLO 17 Ltd. 2021-17A A1B, 5.987%, (TSFR3M + 1.662%), 10/20/2034	1,901,343	0.5
1,500,000 (2)(3)	Ballyrock CLO 22 Ltd. 2024-22A A1A, 5.858%, (TSFR3M + 1.540%), 04/15/2037	1,505,466	0.4
408,391 (2)(3)	Barings CLO Ltd. 2015-IA AR, 5.577%, (TSFR3M + 1.252%), 01/20/2031	408,605	0.1
2,750,000 (2)(3)	Barings CLO Ltd. 2024-1A A, 5.955%, (TSFR3M + 1.630%), 01/20/2037	2,756,941	0.7
1,000,000 (2)(3)	Benefit Street Partners CLO XXI Ltd. 2020-21A A1R, 5.749%, (TSFR3M + 1.432%), 10/15/2034	1,001,607	0.3
600,000 (2)(3)	Birch Grove CLO 10 Ltd. 2024-10A A, 5.722%, (TSFR3M + 1.390%), 01/22/2038	601,939	0.2
2,500,000 (2)(3)	BlueMountain CLO XXXII Ltd. 2021-32A AR, 5.418%, (TSFR3M + 1.100%), 10/15/2034	2,500,578	0.6
600,000 (2)(3)	Carlyle US CLO Ltd. 2017-3A A1R2, 5.725%, (TSFR3M + 1.400%), 10/21/2037	602,399	0.2
800,000 (2)(3)	Carlyle US CLO Ltd. 2021-4A A2, 5.987%, (TSFR3M + 1.662%), 04/20/2034	800,615	0.2
1,650,000 (2)(3)	CBAM Ltd. 2017-1A AR2, 5.715%, (TSFR3M + 1.390%), 01/20/2038	1,658,329	0.4
250,000 (2)(3)	CIFC Funding Ltd. 2019-6A A2R, 6.018%, (TSFR3M + 1.700%), 07/16/2037	250,427	0.1
1,666,308 (2)	DLLAA LLC 2023-1A A3, 5.640%, 02/22/2028	1,687,946	0.4
250,000 (2)(3)	Eaton Vance Clo Ltd. 2015-1A A2R, 5.837%, (TSFR3M + 1.512%), 01/20/2030	250,063	0.1
1,450,000 (2)(3)	Empower CLO Ltd. 2022-1A A1R, 5.715%, (TSFR3M + 1.390%), 10/20/2037	1,456,054	0.4

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,950,000 (2)(3)	Empower CLO Ltd. 2025-1A A, 5.637%, (TSFR3M + 1.310%), 07/20/2038	$1,958,061	0.5
218,918 (2)(3)	HGI CRE CLO Ltd. 2022-FL3 A, 6.074%, (SOFR30A + 1.700%), 04/20/2037	218,983	0.1
450,000 (2)(3)	Invesco US CLO Ltd. 2023-1A AR, 5.902%, (TSFR3M + 1.570%), 04/22/2037	451,183	0.1
450,000	John Deere Owner Trust 2022 2022-A A4, 2.490%, 01/16/2029	449,609	0.1
1,000,000	John Deere Owner Trust 2025 2025-A A4, 4.420%, 02/17/2032	1,012,274	0.3
700,000 (2)	Kubota Credit Owner Trust 2025-2A A4, 4.570%, 11/15/2030	711,253	0.2
8,236 (2)(3)	LCM 26 Ltd. 26A A1, 5.657%, (TSFR3M + 1.332%), 01/20/2031	8,239	0.0
1,200,000 (2)(3)	Oaktree CLO Ltd. 2022-2A A1R2, 5.688%, (TSFR3M + 1.370%), 10/15/2037	1,202,462	0.3
700,000 (2)(3)	OZLM XV Ltd. 2016-15A A1R3, 5.332%, (TSFR3M + 1.050%), 04/20/2033	700,864	0.2
1,850,000 (2)(3)	Palmer Square CLO Ltd. 2018-1A A1R, 5.849%, (TSFR3M + 1.520%), 04/18/2037	1,859,507	0.5
950,000 (2)	PFS Financing Corp. 2023-C A, 5.520%, 10/15/2028	964,281	0.2
750,000 (2)(3)	Rad CLO 6 Ltd. 2019-6A A1R, 5.715%, (TSFR3M + 1.390%), 10/20/2037	752,459	0.2
2,100,000 (2)	SoFi Consumer Loan Program Trust 2025-1 B, 5.120%, 02/27/2034	2,125,455	0.5
460,152 (2)(3)	Sound Point CLO XVIII Ltd. 2017-4A A1, 5.707%, (TSFR3M + 1.382%), 01/21/2031	460,588	0.1
410,000 (2)(3)	Sound Point CLO XXV Ltd. 2019-4A A1R, 5.598%, (TSFR3M + 1.280%), 04/25/2033	410,134	0.1
531,330 (2)(3)	TCI-Symphony CLO Ltd. 2017-1A AR, 5.509%, (TSFR3M + 1.192%), 07/15/2030	531,630	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
793,674 (2)(3)	Venture 37 CLO Ltd. 2019-37A A1RR, 5.568%, (TSFR3M + 1.250%), 07/15/2032	$793,955	0.2
500,000 (2)	Volvo Financial Equipment LLC Series 2024-1A A3, 4.290%, 10/16/2028	502,395	0.1
500,000 (2)	Volvo Financial Equipment LLC Series 2024-1A A4, 4.290%, 07/15/2031	503,344	0.1
1,050,000 (2)	Volvo Financial Equipment LLC Series 2025-1A A3, 4.460%, 05/15/2029	1,058,503	0.3
300,000 (2)(3)	Wellman Park CLO Ltd. 2021-1A AR, 5.668%, (TSFR3M + 1.350%), 07/15/2037	300,680	0.1
		37,061,780	9.7

	Student Loan Asset-Backed Securities: 1.6%
98,191 (2)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	95,050	0.0
31,369 (2)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	29,465	0.0
61,328 (2)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	56,153	0.0
1,017,417 (2)	Navient Private Education Refi Loan Trust 2021-EA A, 0.970%, 12/16/2069	918,027	0.2
249,058 (2)	Navient Private Education Refi Loan Trust 2021-FA A, 1.110%, 02/18/2070	222,377	0.1
2,130,251 (2)	Navient Private Education Refi Loan Trust 2023-A A, 5.510%, 10/15/2071	2,185,116	0.6
1,537,514 (2)	SMB Private Education Loan Trust 2025-A A1A, 5.130%, 04/15/2054	1,567,174	0.4
279,734 (2)	SoFi Professional Loan Program Trust 2021-B AFX, 1.140%, 02/15/2047	245,716	0.1

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
1,053,847 (2)	Sofi Proffesional Loan Program Trust 2021-A AFX, 1.030%, 08/17/2043	$932,105	0.2
		6,251,183	1.6

	Total Asset-Backed Securities
	(Cost $63,569,813)	63,844,274	16.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 13.4%
1,500,000 (2)(3)	ARDN Mortgage Trust 2025-ARCP A, 5.900%, (TSFR1M + 1.750%), 06/15/2035	1,502,413	0.4
1,321,522 (2)(3)	AREIT LLC 2023-CRE8 A, 6.255%, (TSFR1M + 2.112%), 08/17/2041	1,323,004	0.3
1,000,000 (2)(3)	AREIT Ltd. 2025-CRE10 A, 5.531%, (TSFR1M + 1.388%), 12/17/2029	1,002,589	0.3
1,000,000 (2)(3)	ARES1 2024-IND2 A, 5.593%, (TSFR1M + 1.443%), 10/15/2034	1,001,927	0.3
500,000 (2)	ARZ Trust 2024-BILT A, 5.772%, 06/11/2039	515,113	0.1
1,625,000 (2)(3)	BAHA Trust 2024-MAR A, 6.171%, 12/10/2041	1,682,607	0.4
2,000,000 (3)	BANK5 2024-5YR10 B, 6.140%, 10/15/2057	2,061,242	0.5
1,000,000 (2)(3)	BAY Mortgage Trust 2025-LIVN A, 5.950%, (TSFR1M + 1.800%), 05/15/2035	1,004,382	0.3
1,500,000 (2)(3)	BHMS Commercial Mortgage Trust 2025-ATLS A, 6.000%, (TSFR1M + 1.850%), 08/15/2042	1,507,246	0.4
1,000,000	BMO Mortgage Trust 2024-5C5 A3, 5.857%, 02/15/2057	1,047,826	0.3
1,250,000 (3)	BMO Mortgage Trust 2024-5C6 B, 6.086%, 09/15/2057	1,288,826	0.3
1,000,000 (2)(3)	BSPRT Issuer LLC 2025-FL12 A, 5.486%, (TSFR1M + 1.386%), 01/17/2043	998,424	0.3
780,161 (2)(3)	BX Commercial Mortgage Trust 2021-ACNT B, 5.514%, (TSFR1M + 1.364%), 11/15/2038	780,104	0.2
1,550,000 (2)(3)	BX Trust 2021-ARIA C, 5.910%, (TSFR1M + 1.760%), 10/15/2036	1,550,210	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (2)(3)	BX Trust 2021-LGCY A, 4.770%, (TSFR1M + 0.620%), 10/15/2036	$997,418	0.3
845,329 (2)(3)	BX Trust 2021-RISE B, 5.514%, (TSFR1M + 1.364%), 11/15/2036	844,611	0.2
955,585 (2)(3)	BX Trust 2025-LUNR B, 6.000%, (TSFR1M + 1.850%), 06/15/2040	959,127	0.2
1,000,000	BX Trust 2025-OMG, 5.500%, (TSFR1M + 1.350%), 10/15/2027	1,000,000	0.3
320,421 (3)	COMM Mortgage Trust 2015-CR25 C, 4.490%, 08/10/2048	317,335	0.1
66,410	COMM Mortgage Trust 2015-CR26 A4, 3.630%, 10/10/2048	66,287	0.0
500,000 (2)(3)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	510,124	0.1
500,000 (2)(3)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	508,572	0.1
1,000,000 (2)(3)	CSTL Commercial Mortgage Trust 2024-GATE B, 5.221%, 11/10/2041	998,225	0.3
214,895	DBJPM Mortgage Trust 2017-C6 A3, 3.269%, 06/10/2050	211,914	0.0
2,000,000 (2)	DC Commercial Mortgage Trust 2023-DC A, 6.314%, 09/12/2040	2,072,954	0.5
1,500,000 (2)	ELM Trust 2024-ELM B15, 6.195%, 06/10/2039	1,509,115	0.4
1,000,000 (2)(3)	Extended Stay America Trust 2025-ESH B, 5.750%, (TSFR1M + 1.600%), 10/15/2042	1,005,625	0.3
1,100,000 (2)(3)	FS Rialto Issuer LLC 2025-FL10 A, 5.519%, (TSFR1M + 1.385%), 08/19/2042	1,101,955	0.3
1,000,000 (2)(3)	FS Trust 2024-HULA B, 6.241%, (TSFR1M + 2.091%), 08/15/2039	1,003,333	0.3
45,001	Ginnie Mae 2017-100 AB, 2.300%, 04/16/2052	43,319	0.0
20,888	Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	20,537	0.0
560	Ginnie Mae 2018-41 A, 2.400%, 09/16/2058	558	0.0
1,000,000 (2)(3)	GSAT Trust 2025-BMF A, 5.650%, (TSFR1M + 1.500%), 07/15/2040	1,001,500	0.3

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (2)	ICNQ Mortgage Trust 2024-MF A, 5.778%, 12/10/2034	$1,032,559	0.3
1,334,000 (2)(3)	INTOWN Mortgage Trust 2025-STAY C, 6.400%, (TSFR1M + 2.250%), 03/15/2042	1,334,397	0.3
1,000,000 (2)(3)	IP Mortgage Trust 2025-IP A, 5.425%, 06/10/2042	1,018,964	0.3
1,000,000 (2)(3)	KRE Commercial Mortgage Trust 2025-AIP4 A, 5.450%, (TSFR1M + 1.300%), 03/15/2042	1,000,079	0.3
1,500,000 (2)(3)	LoanCore 2025 Issuer LLC 2025-CRE8 A, 5.528%, (TSFR1M + 1.385%), 08/17/2042	1,504,975	0.4
1,000,000 (2)(3)	MF1 LLC 2025-FL17 A, 5.456%, (TSFR1M + 1.320%), 02/18/2040	1,002,374	0.3
1,000,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27 C, 4.620%, 12/15/2047	968,564	0.2
1,750,000 (2)(3)	NXPT Commercial Mortgage Trust 2024-STOR A, 4.455%, 11/05/2041	1,732,780	0.4
1,000,000 (2)(3)	PRM Trust 2025-PRM6 A, 4.630%, 07/05/2033	997,364	0.3
1,500,000 (2)(3)	PRM5 Trust 2025-PRM5 A, 4.620%, 03/10/2033	1,496,795	0.4
1,000,000 (2)(3)	SMRT 2022-MINI F, 7.501%, (TSFR1M + 3.350%), 01/15/2039	976,524	0.2
1,678,958 (2)	THPT Mortgage Trust 2023-THL A, 7.227%, 12/10/2034	1,705,679	0.4
1,557,000	UBS Commercial Mortgage Trust 2019-C16 AS, 3.887%, 04/15/2052	1,479,194	0.4
1,000,000 (2)(3)	WCORE Commercial Mortgage Trust 2024-CORE B, 5.992%, (TSFR1M + 1.842%), 11/15/2041	1,003,223	0.3
1,085,000	Wells Fargo Commercial Mortgage Trust 2016-LC25 A4, 3.640%, 12/15/2059	1,073,072	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,452,745 (3)	WFRBS Commercial Mortgage Trust 2014-C21 B, 4.213%, 08/15/2047	$1,419,196	0.4
	Total Commercial Mortgage-Backed Securities
	(Cost $50,490,917)	51,184,161	13.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 11.7%
570,781 (2)(3)	Fannie Mae Connecticut Avenue Securities 2021-R01 1M2, 5.906%, (SOFR30A + 1.550%), 10/25/2041	572,007	0.1
55,147	Fannie Mae Interest Strip 404 8, 3.000%, 05/25/2040	51,212	0.0
124,022	Fannie Mae REMIC Trust 2013-114 NA, 3.000%, 08/25/2032	122,879	0.0
401,781 (3)	Fannie Mae REMIC Trust 2013-34 PF, 4.821%, (SOFR30A + 0.464%), 08/25/2042	398,906	0.1
4,370,702 (3)	Fannie Mae REMIC Trust 2024-103 FH, 5.606%, (SOFR30A + 1.250%), 01/25/2055	4,387,190	1.1
789,947 (3)	Fannie Mae REMIC Trust 2024-86 FA, 5.806%, (SOFR30A + 1.450%), 12/25/2054	797,463	0.2
688,444 (3)	Fannie Mae REMIC Trust 2024-88 DF, 5.606%, (SOFR30A + 1.250%), 12/25/2054	691,076	0.2
3,354,096 (3)	Fannie Mae REMIC Trust 2024-88 FD, 5.556%, (SOFR30A + 1.200%), 12/25/2054	3,370,995	0.9
51,754	Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/2028	52,826	0.0
578,776 (3)	Freddie Mac REMIC Trust 3049 XF, 4.837%, (SOFR30A + 0.464%), 05/15/2033	575,106	0.2
2,860,462 (3)	Freddie Mac REMIC Trust 3114 PF, 4.887%, (SOFR30A + 0.514%), 02/15/2036	2,841,617	0.7
4,065,182 (3)	Freddie Mac REMIC Trust 3136 FA, 5.037%, (SOFR30A + 0.664%), 04/15/2036	4,055,552	1.1
820,537 (3)	Freddie Mac REMIC Trust 3153 UF, 4.917%, (SOFR30A + 0.544%), 05/15/2036	816,243	0.2

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
316,011 (3)	Freddie Mac REMIC Trust 3255 FA, 4.767%, (SOFR30A + 0.394%), 12/15/2036	$312,321	0.1
18,328 (3)	Freddie Mac REMIC Trust 3747 FA, 4.987%, (SOFR30A + 0.614%), 10/15/2040	18,205	0.0
386,378 (3)	Freddie Mac REMIC Trust 4879 DF, 4.887%, (SOFR30A + 0.514%), 08/15/2034	384,119	0.1
1,720,091 (3)	Freddie Mac REMIC Trust 5481 FA, 5.756%, (SOFR30A + 1.400%), 12/25/2054	1,732,943	0.5
1,749,945 (3)	Freddie Mac REMIC Trust 5483 FD, 5.656%, (SOFR30A + 1.300%), 12/25/2054	1,759,163	0.5
1,163,535 (3)	Freddie Mac REMIC Trust 5499 FX, 5.756%, (SOFR30A + 1.400%), 02/25/2055	1,172,987	0.3
911,461 (3)	Freddie Mac REMIC Trust 5502 BF, 6.006%, (SOFR30A + 1.650%), 02/25/2055	924,851	0.2
3,800,000 (3)	Freddie Mac REMIC Trust 5583 FA, 5.605%, (SOFR30A + 1.250%), 10/25/2055	3,804,653	1.0
3,466,612 (3)	Freddie Mac Strips 406 F43, 5.156%, (SOFR30A + 0.800%), 10/25/2053	3,468,668	0.9
2,922,870 (3)	Freddie Mac Strips 406 F44, 5.356%, (SOFR30A + 1.000%), 10/25/2053	2,938,699	0.8
519,906 (3)	Ginnie Mae 2010-H11 FA, 5.429%, (TSFR1M + 1.114%), 06/20/2060	523,347	0.1
55,746 (3)	Ginnie Mae 2011-H03 FA, 4.966%, (TSFR1M + 0.614%), 01/20/2061	55,773	0.0
14,712 (3)	Ginnie Mae 2011-H05 FA, 4.966%, (TSFR1M + 0.614%), 12/20/2060	14,720	0.0
152,132 (3)	Ginnie Mae 2011-H05 FB, 4.966%, (TSFR1M + 0.614%), 12/20/2060	152,324	0.0
243,425 (3)	Ginnie Mae 2011-H06 FA, 4.916%, (TSFR1M + 0.564%), 02/20/2061	243,400	0.1
180,542 (3)	Ginnie Mae 2011-H07 FA, 4.966%, (TSFR1M + 0.614%), 02/20/2061	180,631	0.0
23,564 (3)	Ginnie Mae 2011-H08 FD, 4.966%, (TSFR1M + 0.614%), 02/20/2061	23,575	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
199,780 (3)	Ginnie Mae 2011-H08 FG, 4.946%, (TSFR1M + 0.594%), 03/20/2061	$199,853	0.1
137,049 (3)	Ginnie Mae 2011-H09 AF, 4.966%, (TSFR1M + 0.614%), 03/20/2061	137,110	0.0
81,425 (3)	Ginnie Mae 2012-H18 NA, 4.986%, (TSFR1M + 0.634%), 08/20/2062	81,434	0.0
190,073 (3)	Ginnie Mae 2012-H23 WA, 4.986%, (TSFR1M + 0.634%), 10/20/2062	190,394	0.1
204,946	Ginnie Mae 2014-3 EP, 2.750%, 02/16/2043	197,549	0.1
158,203 (3)	Ginnie Mae 2014-53 JM, 6.950%, 04/20/2039	167,829	0.0
1,154,193 (3)	Ginnie Mae 2015-H32 FH, 5.126%, (TSFR1M + 0.774%), 12/20/2065	1,157,033	0.3
934,860 (3)	Ginnie Mae 2016-H16 FE, 5.161%, (TSFR12M + 1.095%), 06/20/2066	943,469	0.2
438,694 (3)	Ginnie Mae 2017-H06 FE, 5.016%, (TSFR1M + 0.664%), 02/20/2067	438,920	0.1
279,615 (3)	Ginnie Mae 2017-H07 FG, 4.926%, (TSFR1M + 0.574%), 02/20/2067	279,586	0.1
1,104,685	Ginnie Mae 2023-86 DA, 5.500%, 08/20/2050	1,112,981	0.3
1,169,081 (3)	Ginnie Mae 2025-9 FE, 5.639%, (SOFR30A + 1.250%), 01/20/2055	1,173,176	0.3
873,764 (2)(3)	JP Morgan Mortgage Trust 2021-INV6 A5A, 2.500%, 04/25/2052	718,905	0.2
591,405 (2)(3)	PMT Loan Trust 2025-INV8 A2, 5.500%, 07/25/2056	596,903	0.2
1,090,032	Seasoned Credit Risk Transfer Trust Series 2018-2 MA, 3.500%, 11/25/2057	1,065,340	0.3
	Total Collateralized Mortgage Obligations
	(Cost $44,577,910)	44,903,933	11.7

U.S. TREASURY OBLIGATIONS: 4.1%
	United States Treasury Notes: 4.1%
2,787,900	3.375%, 09/15/2028	2,769,060	0.7
7,638,800	3.500%, 09/30/2027	7,622,687	2.0
3,595,200	3.625%, 09/30/2030	3,577,083	0.9
1,897,800	3.875%, 09/30/2032	1,891,721	0.5
21,300	4.250%, 08/15/2035	21,475	0.0
		15,882,026	4.1

	Total U.S. Treasury Obligations
	(Cost $15,886,987)	15,882,026	4.1

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
	Federal Home Loan Mortgage Corporation: 0.1%(4)
9,722	5.500%, 01/01/2037	$10,101	0.0
4,848	5.500%, 10/01/2038	5,004	0.0
81,363	5.500%, 11/01/2038	84,605	0.1
80,915	5.500%, 02/01/2039	83,376	0.0
		183,086	0.1

	Uniform Mortgage-Backed Securities: 0.0%
9	5.000%, 03/01/2027	9	0.0
62,424	5.000%, 05/01/2042	64,038	0.0
		64,047	0.0

	Total U.S. Government Agency Obligations
	(Cost $252,861)	247,133	0.1
	Total Long-Term Investments
	(Cost $354,587,069)	357,843,895	93.5

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 9.1%
	Commercial Paper: 7.7%
3,000,000	Agilent Technologies, 4.330%, 10/09/2025	2,996,799	0.8
2,500,000	AutoZone, Inc., D, 4.270%, 10/06/2025	2,498,248	0.7
2,500,000	Dominion Res, Inc., 4.320%, 10/14/2025	2,495,860	0.6
1,800,000	Duke Energy Co., 2.120%, 10/02/2025	1,799,791	0.5
2,000,000	Duke Energy Co., 4.270%, 10/20/2025	1,995,329	0.5
4,000,000	Entergy Corp., 4.270%, 10/01/2025	3,999,531	1.0
1,500,000	Fiserv, Inc., 4.360%, 10/10/2025	1,498,212	0.4
4,000,000	Kellanova, 4.360%, 10/14/2025	3,993,328	1.0
5,200,000	McCormick & Company, Inc, 4.220%, 10/01/2025	5,199,399	1.4
3,000,000	Oracle Corp., 4.310%, 11/21/2025	2,981,676	0.8
	Total Commercial Paper
	(Cost $29,461,010)	29,458,173	7.7

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 1.1%
23,250 (5)	Bank of America Securities Inc., Repurchase Agreement dated 09/30/2025, 4.200%, due 10/01/2025 (Repurchase Amount $23,253, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $23,715, due 11/15/41-05/15/54)	$23,250	0.0
1,158,411 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 09/30/2025, 4.210%, due 10/01/2025 (Repurchase Amount $1,158,545, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.500%, Market Value plus accrued interest $1,181,593, due 08/27/27-09/01/55)	1,158,411	0.3
1,091,084 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 09/30/2025, 4.220%, due 10/01/2025 (Repurchase Amount $1,091,210, collateralized by various U.S. Government Agency Obligations, 1.923%-6.500%, Market Value plus accrued interest $1,112,906, due 08/01/32-06/01/64)	1,091,084	0.3
135,173 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 09/30/2025, 4.210%, due 10/01/2025 (Repurchase Amount $135,189, collateralized by various U.S. Government Securities, 0.000%-4.000%, Market Value plus accrued interest $137,876, due 07/15/26-08/15/54)	135,173	0.0

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
336,913 (5)	J.P. Morgan Securities LLC, Repurchase Agreement dated 09/30/2025, 4.200%, due 10/01/2025 (Repurchase Amount $336,952, collateralized by various U.S. Government Securities, 4.125%-4.500%, Market Value plus accrued interest $343,651, due 12/31/31-05/31/32)	$336,913	0.1
20,403 (5)	Mizuho Securities USA LLC, Repurchase Agreement dated 09/30/2025, 4.200%, due 10/01/2025 (Repurchase Amount $20,405, collateralized by various U.S. Government Securities, 0.750%-4.375%, Market Value plus accrued interest $20,811, due 05/31/26-09/30/32)	20,403	0.0
465,804 (5)	Natwest Markets Securities Inc., Repurchase Agreement dated 09/30/2025, 4.190%, due 10/01/2025 (Repurchase Amount $465,857, collateralized by various U.S. Government Securities, 0.000%-6.625%, Market Value plus accrued interest $475,120, due 11/18/25-08/15/55)	465,804	0.1
149,924 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/2025, 4.190%, due 10/01/2025 (Repurchase Amount $149,941, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $152,922, due 10/23/25-08/15/55)	149,924	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/2025, 4.290%, due 10/01/2025 (Repurchase Amount $1,000,118, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,018,129, due 10/15/26-02/15/54)	$1,000,000	0.3
	Total Repurchase Agreements
	(Cost $4,380,962)	4,380,962	1.1

	Time Deposits: 0.2%
110,000 (5)	Canadian Imperial Bank of Commerce, 4.090%, 10/01/2025	110,000	0.0
100,000 (5)	DZ Bank AG, 4.080%, 10/01/2025	100,000	0.0
100,000 (5)	HSBC Bank PLC, 4.130%, 10/01/2025	100,000	0.0
110,000 (5)	Landesbank Hessen Thueringen Girozentrale, 4.100%, 10/01/2025	110,000	0.0
110,000 (5)	Mizuho Bank Ltd., 4.100%, 10/01/2025	110,000	0.1
110,000 (5)	Royal Bank of Canada, 4.140%, 10/01/2025	110,000	0.1
110,000 (5)	Societe Generale S.A., 4.090%, 10/01/2025	110,000	0.0
	Total Time Deposits
	(Cost $750,000)	750,000	0.2

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.1%
339,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.050%
	(Cost $339,000)	$339,000	0.1

	Total Short-Term Investments
	(Cost $34,930,972)	$34,928,135	9.1
	Total Investments in Securities
	(Cost $389,518,041)	$392,772,030	102.6
	Liabilities in Excess of Other Assets	(9,941,858)	(2.6)
	Net Assets	$382,830,172	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2025.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2025.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
TSFR12M	12-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$181,782,368	$—	$181,782,368
Asset-Backed Securities	—	63,844,274	—	63,844,274
Commercial Mortgage-Backed Securities	—	51,184,161	—	51,184,161
Collateralized Mortgage Obligations	—	44,903,933	—	44,903,933
U.S. Treasury Obligations	—	15,882,026	—	15,882,026
U.S. Government Agency Obligations	—	247,133	—	247,133
Short-Term Investments	339,000	34,589,135	—	34,928,135
Total Investments, at fair value	$339,000	$392,433,030	$—	$392,772,030
Other Financial Instruments+
Futures	229,106	—	—	229,106
Total Assets	$568,106	$392,433,030	$—	$393,001,136
Liabilities Table
Other Financial Instruments+
Futures	$(255,739)	$—	$—	$(255,739)
Written Options	—	(13,484)	—	(13,484)
Total Liabilities	$(255,739)	$(13,484)	$—	$(269,223)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2025, the following futures contracts were outstanding for Voya Short Duration Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	1,022	12/31/25	$212,983,203	$(99,469)
U.S. Treasury Ultra 10-Year Note	32	12/19/25	3,682,500	(17,566)
U.S. Treasury Ultra Long Bond	31	12/19/25	3,721,938	96,806
			$220,387,641	$(20,229)
Short Contracts:
U.S. Treasury 5-Year Note	(304)	12/31/25	(33,195,375)	72,151
U.S. Treasury 10-Year Note	(79)	12/19/25	(8,887,500)	60,149
U.S. Treasury Long Bond	(66)	12/19/25	(7,695,188)	(138,704)
			$(49,778,063)	$(6,404)

At September 30, 2025, the following OTC written credit default swaptions were outstanding for Voya Short Duration Bond Fund:

Description	Counterparty	Reference Entity	Exercise Rate (%)	(Pay)/ Receive Exercise Rate	Strike Price	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 5-Year Credit Default Swap	Goldman Sachs International	CDX North American High Yield, Series 44, Version 1	5.000	Receive	106.500%	11/19/25	USD	3,841,000	$20,073	$(13,484)
									$20,073	$(13,484)

Currency Abbreviations:

USD — United States Dollar

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$229,106
Total Asset Derivatives		$229,106

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$255,739
Credit contracts	Written options, at fair value	13,484
Total Liability Derivatives		$269,223

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Written options	Total
Credit contracts	$—	$(37,803)	$—	$(37,803)
Interest rate contracts	820,796	—	347,913	1,168,709
Total	$820,796	$(37,803)	$347,913	$1,130,906

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Written
Derivatives not accounted for as hedging instruments	Futures	options	Total
Credit contracts	$—	$8,478	$8,478
Interest rate contracts	(686,000)	—	(686,000)
Total	$(686,000)	$8,478	$(677,522)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2025:

Goldman
Sachs
International
Liabilities:
Written options	$13,484
Total Liabilities	$13,484
Net OTC derivative instruments by counterparty, at fair value	$(13,484)
Total collateral pledged by the Fund/(Received from counterparty)	$—
Net Exposure(1)	$(13,484)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

At September 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $390,323,111.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,591,111
Gross Unrealized Depreciation	(182,308)
Net Unrealized Appreciation	$2,408,803

See Accompanying Notes to Financial Statements

Voya Short Duration High Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 87.4%
	Basic Materials: 2.2%
550,000 (1)	Alumina Pty Ltd., 6.125%, 03/15/2030	$562,961	0.2
4,000,000 (2)	Celanese US Holdings LLC, 6.500%, 04/15/2030	4,029,455	1.6
1,000,000 (1)(2)	Novelis, Inc., 6.875%, 01/30/2030	1,037,804	0.4
		5,630,220	2.2

	Communications: 8.2%
1,500,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,486,793	0.6
1,000,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	994,080	0.4
3,000,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	2,998,376	1.2
1,500,000 (1)	Directv Financing LLC, 8.875%, 02/01/2030	1,483,457	0.6
2,750,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 10.000%, 02/15/2031	2,748,026	1.1
4,300,000 (1)	Gen Digital, Inc., 6.750%, 09/30/2027	4,369,750	1.7
1,500,000 (1)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	1,477,820	0.6
3,250,000 (1)	ION Trading Technologies Sarl, 9.500%, 05/30/2029	3,448,816	1.4
1,500,000 (1)	Univision Communications, Inc., 8.000%, 08/15/2028	1,555,507	0.6
		20,562,625	8.2

	Consumer, Cyclical: 23.1%
1,000,000 (1)	Dream Finders Homes, Inc., 6.875%, 09/15/2030	1,006,890	0.4
1,000,000 (1)	eG Global Finance PLC, 12.000%, 11/30/2028	1,099,796	0.4
2,000,000	Ford Motor Credit Co. LLC, 5.875%, 11/07/2029	2,035,451	0.8
2,000,000	Ford Motor Credit Co. LLC, 6.950%, 03/06/2026	2,016,152	0.8
3,500,000 (1)	Gates Corp., 6.875%, 07/01/2029	3,636,150	1.4
4,950,000 (1)	Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/2029	5,226,507	2.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
3,500,000	Goodyear Tire & Rubber Co., 6.625%, 07/15/2030	$3,554,055	1.4
1,500,000 (1)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	1,537,364	0.6
3,750,000 (1)	Hilton Domestic Operating Co., Inc., 5.875%, 04/01/2029	3,830,047	1.5
3,750,000 (1)(2)	JetBlue Airways Corp. / JetBlue Loyalty L.P., 9.875%, 09/20/2031	3,806,726	1.5
1,000,000 (1)	Lithia Motors, Inc., 5.500%, 10/01/2030	999,495	0.4
2,000,000	MGM Resorts International, 5.500%, 04/15/2027	2,014,304	0.8
750,000	MGM Resorts International, 6.125%, 09/15/2029	763,888	0.3
3,118,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	3,123,678	1.2
1,500,000 (1)	NCL Corp. Ltd., 5.875%, 01/15/2031	1,501,024	0.6
1,200,000 (1)	OneSky Flight LLC, 8.875%, 12/15/2029	1,263,016	0.5
1,000,000 (1)	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.250%, 10/15/2030	1,009,541	0.4
5,587,000 (1)	Saks Global Enterprises LLC, 11.000%, 12/15/2029	2,905,240	1.2
4,000,000 (1)	Specialty Building Products Holdings LLC / SBP Finance Corp., 7.750%, 10/15/2029	4,066,952	1.6
250,000	Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.875%, 03/01/2027	249,487	0.1
2,500,000 (1)	Vail Resorts, Inc., 5.625%, 07/15/2030	2,517,187	1.0
5,233,000 (1)(2)	Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/2029	5,494,012	2.2
750,000 (1)(2)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 7.875%, 05/01/2027	762,355	0.3
3,750,000 (1)(2)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/2028	3,907,386	1.6
		58,326,703	23.1

See Accompanying Notes to Financial Statements

Voya Short Duration High Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: 15.3%
5,662,000 (1)	Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/2030	$5,870,362	2.3
500,000 (1)	Block, Inc., 5.625%, 08/15/2030	506,954	0.2
2,500,000 (1)	Brink's Co., 6.500%, 06/15/2029	2,574,935	1.0
1,000,000 (1)	Dcli Bidco LLC, 7.750%, 11/15/2029	1,040,722	0.4
1,300,000	HCA, Inc., 5.875%, 02/15/2026	1,301,710	0.5
1,750,000 (1)	Herc Holdings, Inc., 5.500%, 07/15/2027	1,746,931	0.7
1,000,000 (1)	Herc Holdings, Inc., 7.000%, 06/15/2030	1,039,541	0.4
1,000,000 (1)	IQVIA, Inc., 5.000%, 10/15/2026	999,675	0.4
3,000,000 (1)	IQVIA, Inc., 5.000%, 05/15/2027	2,994,378	1.2
3,550,000 (1)	Mobius Merger Sub, Inc., 9.000%, 06/01/2030	2,978,044	1.2
4,620,000	Tenet Healthcare Corp., 6.250%, 02/01/2027	4,622,355	1.9
4,000,000 (1)	United Rentals North America, Inc., 6.000%, 12/15/2029	4,122,076	1.7
3,000,000 (1)	US Foods, Inc., 6.875%, 09/15/2028	3,095,706	1.2
2,500,000 (1)	Williams Scotsman, Inc., 6.625%, 06/15/2029	2,559,437	1.0
3,000,000 (1)	Williams Scotsman, Inc., 6.625%, 04/15/2030	3,090,690	1.2
		38,543,516	15.3

	Energy: 9.0%
600,000 (1)	CITGO Petroleum Corp., 8.375%, 01/15/2029	625,015	0.3
3,992,000 (1)	CVR Energy, Inc., 8.500%, 01/15/2029	4,083,090	1.6
2,000,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	2,009,274	0.8
1,500,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	1,565,325	0.6
5,000,000 (1)	Excelerate Energy L.P., 8.000%, 05/15/2030	5,326,220	2.1
3,750,000	Global Partners L.P. / GLP Finance Corp., 6.875%, 01/15/2029	3,785,479	1.5

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
5,064,000 (1)	Sunoco L.P. / Sunoco Finance Corp., 7.000%, 09/15/2028	$5,224,341	2.1
		22,618,744	9.0

	Financial: 14.9%
2,500,000 (1)	CrossCountry Intermediate HoldCo LLC, 6.500%, 10/01/2030	2,512,324	1.0
1,000,000 (1)	Freedom Mortgage Corp., 12.000%, 10/01/2028	1,060,000	0.4
2,750,000 (1)	Freedom Mortgage Holdings LLC, 9.250%, 02/01/2029	2,895,573	1.2
1,500,000 (1)(2)	HAT Holdings I LLC / HAT Holdings II LLC, 3.750%, 09/15/2030	1,384,278	0.6
250,000 (1)	Iron Mountain, Inc., 7.000%, 02/15/2029	257,824	0.1
3,650,000 (1)	LD Holdings Group LLC, 8.750%, 11/01/2027	3,610,922	1.4
4,000,000 (1)	Macquarie Airfinance Holdings Ltd., 8.125%, 03/30/2029	4,164,881	1.7
1,000,000 (1)	Nationstar Mortgage Holdings, Inc., 6.000%, 01/15/2027	1,000,000	0.4
1,000,000 (1)	Nationstar Mortgage Holdings, Inc., 6.500%, 08/01/2029	1,029,228	0.4
500,000 (1)	PennyMac Financial Services, Inc., 7.125%, 11/15/2030	521,076	0.2
4,500,000 (1)	Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/2029	4,758,678	1.9
1,000,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	1,032,370	0.4
3,250,000 (1)	Rocket Cos., Inc., 6.125%, 08/01/2030	3,337,929	1.3
1,500,000	SLM Corp., 6.500%, 01/31/2030	1,564,309	0.6
1,000,000 (1)	TrueNoord Capital DAC, 8.750%, 03/01/2030	1,063,479	0.4
2,250,000 (1)	United Wholesale Mortgage LLC, 5.500%, 11/15/2025	2,250,656	0.9
1,000,000 (1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	1,000,226	0.4
1,500,000 (1)	UWM Holdings LLC, 6.625%, 02/01/2030	1,527,245	0.6

See Accompanying Notes to Financial Statements

Voya Short Duration High Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
2,500,000 (1)	XHR L.P., 6.625%, 05/15/2030	$2,571,808	1.0
		37,542,806	14.9

	Industrial: 6.9%
3,500,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	3,605,489	1.4
1,900,000 (1)	Axon Enterprise, Inc., 6.125%, 03/15/2030	1,956,102	0.8
4,064,000 (1)	Esab Corp., 6.250%, 04/15/2029	4,180,039	1.7
1,000,000 (2)	Hillenbrand, Inc., 6.250%, 02/15/2029	1,026,502	0.4
4,100,000 (1)	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/2028	4,159,848	1.6
2,500,000 (1)	WESCO Distribution, Inc., 7.250%, 06/15/2028	2,534,612	1.0
		17,462,592	6.9

	Technology: 1.9%
2,702,000 (1)	Consensus Cloud Solutions, Inc., 6.000%, 10/15/2026	2,699,393	1.0
2,200,000 (1)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	2,211,640	0.9
		4,911,033	1.9

	Utilities: 5.9%
4,300,000 (1)	AmeriGas Partners L.P. / AmeriGas Finance Corp., 9.375%, 06/01/2028	4,420,895	1.7
500,000 (1)	AmeriGas Partners L.P. / AmeriGas Finance Corp., 9.500%, 06/01/2030	523,869	0.2
4,500,000 (1)	ContourGlobal Power Holdings SA, 6.750%, 02/28/2030	4,679,955	1.9
5,000,000	NRG Energy, Inc., 5.750%, 01/15/2028	5,014,383	2.0
250,000 (1)	NRG Energy, Inc., 5.750%, 07/15/2029	251,549	0.1
		14,890,651	5.9
	Total Corporate Bonds/ Notes
	(Cost $220,500,899)	220,488,890	87.4
BANK LOANS: 6.6%
	Communications: 2.3%
1,820,000	Directv Financing LLC, Term Loan, 9.808%, (TSFR3M+5.500%), 02/17/2031	1,783,979	0.7

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Communications: (continued)
3,989,924 (3)	Summer (BC), Tranche B, 02/21/2029	$3,950,025	1.6
		5,734,004	2.3

	Consumer, Cyclical: 0.0%
109,725	Gategroup Finance, Senior Facility B (USD) Loan, 8.556%, (TSFR3M+4.250%), 06/10/2032	109,759	0.0

	Financial: 2.3%
6,000,000	Asurion LLC, 2021 Second Lien Term Loan B4, 9.528%, (TSFR1M+5.250%), 01/20/2029	5,757,324	2.3

	Industrial: 2.0%
4,970,000	Quikrete Holdings, Inc., 2025 Term Loan B, 6.413%, (TSFR1M+2.250%), 02/10/2032	4,973,728	2.0
	Total Bank Loans
	(Cost $16,518,502)	16,574,815	6.6

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.0%
	Business Equipment & Services: 0.0%
30,272 (4)	Yak Access LLC Series A	302	0.0
5,388 (4)	Yak Access LLC Series B	54	0.0
		356	0.0

	Consumer Discretionary: 0.0%
1,651,797 (4)	24 Hour Fitness Worldwide, Inc.	16,518	0.0
42,856 (4)	Anchor Hocking Holdings	429	0.0
188 (4)	Travelport Tech Ltd.	62,914	0.0
		79,861	0.0
	Total Common Stock
	(Cost $2,261,108)	80,217	0.0

	Total Long-Term Investments
	(Cost $239,280,509)	237,143,922	94.0

See Accompanying Notes to Financial Statements

Voya Short Duration High Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.9%
	Repurchase Agreements: 5.6%
3,814,522 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 09/30/2025, 4.210%, due 10/01/2025 (Repurchase Amount $3,814,962, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.500%, Market Value plus accrued interest $3,890,859, due 08/27/27-09/01/55)	$3,814,522	1.5
161,224 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 09/30/2025, 4.210%, due 10/01/2025 (Repurchase Amount $161,243, collateralized by various U.S. Government Securities, 0.000%-4.000%, Market Value plus accrued interest $164,448, due 07/15/26-08/15/54)	161,224	0.1
3,814,522 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 09/30/2025, 4.220%, due 10/01/2025 (Repurchase Amount $3,814,963, collateralized by various U.S. Government Agency Obligations, 1.923%-6.500%, Market Value plus accrued interest $3,890,813, due 08/01/32-06/01/64)	3,814,522	1.5
303,748 (5)	J.P. Morgan Securities LLC, Repurchase Agreement dated 09/30/2025, 4.200%, due 10/01/2025 (Repurchase Amount $303,783, collateralized by various U.S. Government Securities, 4.125%-4.500%, Market Value plus accrued interest $309,823, due 12/31/31-05/31/32)	303,748	0.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
419,952 (5)	Natwest Markets Securities Inc., Repurchase Agreement dated 09/30/2025, 4.190%, due 10/01/2025 (Repurchase Amount $420,000, collateralized by various U.S. Government Securities, 0.000%-6.625%, Market Value plus accrued interest $428,351, due 11/18/25-08/15/55)	$419,952	0.2
1,898,967 (5)	Nomura Securities International, Inc., Repurchase Agreement dated 09/30/2025, 4.210%, due 10/01/2025 (Repurchase Amount $1,899,186, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,936,946, due 11/01/25-09/01/55)	1,898,967	0.7
135,166 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/2025, 4.190%, due 10/01/2025 (Repurchase Amount $135,182, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $137,869, due 10/23/25-08/15/55)	135,166	0.1

See Accompanying Notes to Financial Statements

Voya Short Duration High Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,640,989 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/2025, 4.200%, due 10/01/2025 (Repurchase Amount $3,641,408, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.625%-7.000%, Market Value plus accrued interest $3,713,810, due 01/15/29-10/01/55)	$3,640,989	1.4
	Total Repurchase Agreements
	(Cost $14,189,090)	14,189,090	5.6

	Time Deposits: 1.1%
410,000 (5)	Canadian Imperial Bank of Commerce, 4.090%, 10/01/2025	410,000	0.2
380,000 (5)	DZ Bank AG, 4.080%, 10/01/2025	380,000	0.1
370,000 (5)	HSBC BANK PLC, 4.130%, 10/01/2025	370,000	0.1
400,000 (5)	Landesbank Hessen Thueringen Girozentrale, 4.100%, 10/01/2025	400,000	0.1
410,000 (5)	Mizuho Bank Ltd., 4.100%, 10/01/2025	410,000	0.2
410,000 (5)	Royal Bank of Canada, 4.140%, 10/01/2025	410,000	0.2
410,000 (5)	Societe Generale S.A., 4.090%, 10/01/2025	410,000	0.2
	Total Time Deposits
	(Cost $2,790,000)	2,790,000	1.1

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 4.2%
10,506,248 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.030%
	(Cost $10,506,248)	$10,506,248	4.2
	Total Short-Term Investments
	(Cost $27,485,338)	$27,485,338	10.9
	Total Investments in Securities
	(Cost $266,765,847)	$264,629,260	104.9
	Liabilities in Excess of Other Assets	(12,423,244)	(4.9)
	Net Assets	$252,206,016	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)	Security, or a portion of the security, is on loan.

(3)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2025.

Reference Rate Abbreviations:

TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Short Duration High Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$220,488,890	$—	$220,488,890
Bank Loans	—	16,574,815	—	16,574,815
Common Stock	—	—	80,217	80,217
Short-Term Investments	10,506,248	16,979,090	—	27,485,338
Total Investments, at fair value	$10,506,248	$254,042,795	$80,217	$264,629,260

At September 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $266,765,847.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$3,712,262
Gross Unrealized Depreciation	(5,848,849)
Net Unrealized Depreciation	$(2,136,587)

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 27.7%
146,616 (1)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.752%, 05/25/2036	$127,231	0.0
715,452 (1)(2)	Agate Bay Mortgage Trust 2015-2 B3, 3.616%, 03/25/2045	665,861	0.0
475,938 (1)(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.484%, 06/25/2045	386,107	0.0
1,063,647 (1)(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.624%, 12/25/2045	911,339	0.0
1,000,000 (1)(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.624%, 12/25/2045	771,929	0.0
1,137,085 (1)(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.753%, 03/25/2046	874,936	0.0
3,089,000 (1)(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	2,944,226	0.1
4,734,000 (1)(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	4,586,249	0.2
218,890 (1)	Alternative Loan Trust 2004-J7 M1, 4.597%, (TSFR1M + 1.134%), 10/25/2034	218,219	0.0
248,772 (1)	Alternative Loan Trust 2005-10CB 1A2, 4.722%, (TSFR1M + 0.564%), 05/25/2035	184,643	0.0
248,778	Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/2035	202,095	0.0
15,626 (1)	Alternative Loan Trust 2005-53T2 2A6, 4.772%, (TSFR1M + 0.614%), 11/25/2035	8,012	0.0
141,540 (1)	Alternative Loan Trust 2005-J2 1A12, 4.672%, (TSFR1M + 0.514%), 04/25/2035	108,917	0.0
27,837	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	12,746	0.0
440,327 (1)	Alternative Loan Trust 2006-18CB A10, 4.672%, (TSFR1M + 0.514%), 07/25/2036	166,839	0.0
103,844 (1)	Alternative Loan Trust 2006-19CB A12, 4.672%, (TSFR1M + 0.514%), 08/25/2036	44,539	0.0
439,757 (1)	Alternative Loan Trust 2006-19CB A28, 4.872%, (TSFR1M + 0.714%), 08/25/2036	195,127	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
766,351	Alternative Loan Trust 2006-27CB A5, 6.000%, 11/25/2036	$402,773	0.0
763,443	Alternative Loan Trust 2007-15CB A5, 5.750%, 07/25/2037	433,385	0.0
110,913 (1)	Alternative Loan Trust 2007-2CB 2A1, 4.872%, (TSFR1M + 0.714%), 03/25/2037	43,741	0.0
134,423 (1)	Alternative Loan Trust 2007-HY8C A1, 4.592%, (TSFR1M + 0.434%), 09/25/2047	124,861	0.0
430,568 (1)	Alternative Loan Trust 2007-OA4 A1, 4.612%, (TSFR1M + 0.454%), 05/25/2047	389,574	0.0
277,462 (1)(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	267,295	0.0
234,469 (1)	Banc of America Funding Trust 2007-2 1A16, 4.872%, (TSFR1M + 0.714%), 03/25/2037	177,594	0.0
1,055,443 (1)	Banc of America Funding Trust 2007-C 7A1, 4.670%, (TSFR1M + 0.534%), 05/20/2047	979,389	0.0
82,569 (1)	Bear Stearns ALT-A Trust 2005-3 4A3, 4.281%, 04/25/2035	80,650	0.0
347,857 (1)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.467%, 11/25/2036	197,823	0.0
497,726 (1)	Bear Stearns ALT-A Trust 2006-6 32A1, 4.475%, 11/25/2036	253,414	0.0
63,234 (1)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 4.972%, 01/26/2036	44,822	0.0
1,911,842 (2)	Brean Asset Backed Securities Trust 2024-RM9 A1, 5.000%, 09/25/2064	1,900,361	0.1
1,109,957 (1)(2)	Chase Home Lending Mortgage Trust 2019-1 B3, 3.880%, 03/25/2050	991,276	0.1
102,566 (1)(2)	Chase Home Lending Mortgage Trust 2019-ATR2 A3, 3.500%, 07/25/2049	93,207	0.0
1,973,902 (1)(2)	Chase Home Lending Mortgage Trust 2024-8 B3, 7.083%, 08/25/2055	2,062,541	0.1
650,934 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-1 A9, 6.500%, 01/25/2055	660,068	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,294,291 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-11 B3, 6.596%, 11/25/2055	$2,312,086	0.1
1,580,943 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-4 A9, 6.000%, 03/25/2055	1,595,839	0.1
2,532,925 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-4 B2, 6.164%, 03/25/2055	2,563,014	0.1
1,783,008 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-4 B3, 6.164%, 03/25/2055	1,753,191	0.1
983,530 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-6 B3, 7.076%, 05/25/2055	1,025,947	0.1
216,246 (1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 5.277%, 09/25/2036	193,768	0.0
190,068 (1)	CHL Mortgage Pass-Through Trust 2005-HYB9 2A1, 6.449%, (TSFR12M + 2.465%), 02/20/2036	177,066	0.0
1,411,162 (1)(2)	CHNGE Mortgage Trust 2022-1 A1, 3.007%, 01/25/2067	1,366,647	0.1
71,273 (1)(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	68,447	0.0
112,854 (1)(2)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	106,900	0.0
127,219 (1)(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	116,126	0.0
190,829 (1)(2)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	174,189	0.0
1,380,104 (1)(2)	CIM Trust 2019-J1 3.921%, 08/25/2049 B3,	1,280,646	0.1
2,748,739 (1)(2)	CIM Trust 2019-J2 3.765%, 10/25/2049 B2,	2,511,650	0.1
1,727,595 (1)(2)	CIM Trust 2019-J2 3.765%, 10/25/2049 B3,	1,578,833	0.1
1,132,371 (1)(2)	CIM Trust 2020-J2 2.752%, 01/25/2051 B3,	919,084	0.0
1,687,338 (1)(2)	CIM Trust 2021-J3 2.613%, 06/25/2051 B3,	1,343,398	0.1
331,249	Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	306,017	0.0
59,443 (1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 5.778%, 03/25/2036	44,457	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
23,272 (1)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 5.524%, 11/25/2036	$20,725	0.0
114,583 (1)(2)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	112,691	0.0
2,558,795 (2)	Citigroup Mortgage Loan Trust 2024-1 B3, 6.715%, 07/25/2054	2,607,442	0.1
1,390,853 (2)	Citigroup Mortgage Loan Trust 2024-CMI1 B2, 6.410%, 06/25/2054	1,408,309	0.1
22,238 (1)	Citigroup Mortgage Loan Trust, Inc. 2005-4 A, 5.805%, 08/25/2035	22,153	0.0
111,506	Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	113,703	0.0
588,570 (1)(2)	Connecticut Avenue Securities Trust 2019-R05 1B1, 8.571%, (SOFR30A + 4.214%), 07/25/2039	600,216	0.0
1,700,000 (1)(2)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 8.121%, (SOFR30A + 3.764%), 02/25/2040	1,763,053	0.1
262,054	CSMC Mortgage-Backed Trust 2007-2 3A6, 5.400%, 03/25/2037	119,753	0.0
335,442 (1)(2)	CSMC Trust 2013-7 A11, 3.500%, 08/25/2043	311,862	0.0
221,877 (1)(2)	CSMC Trust 2017-HL1 A12, 3.500%, 06/25/2047	203,082	0.0
1,102,762 (1)(2)	CSMC Trust 2019-AFC1 A3, 3.877%, 07/25/2049	1,078,001	0.1
2,969,575 (1)(2)	CSMC Trust 2021-AFC1 M1, 2.193%, 03/25/2056	1,925,225	0.1
4,382,370 (2)	Deephaven Residential Mortgage Trust 2022-2 A1, 4.300%, 03/25/2067	4,286,879	0.2
313,084 (1)	Deutsche Alt-B Securities Mortgage Loan Trust Series 2007-AB1 A1, 4.572%, (TSFR1M + 0.414%), 04/25/2037	221,586	0.0
64,256 (1)(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 4.316%, 06/27/2037	57,240	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
739,789 (1)(2)	Ellington Financial Mortgage Trust 2022-2 A1, 4.299%, 04/25/2067	$736,161	0.0
3,540,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 7.471%, (SOFR30A + 3.114%), 01/25/2040	3,622,539	0.2
750,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R04 1B1, 9.606%, (SOFR30A + 5.250%), 03/25/2042	793,589	0.0
3,045,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R05 2B2, 11.356%, (SOFR30A + 7.000%), 04/25/2042	3,272,442	0.2
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R04 1B1, 9.706%, (SOFR30A + 5.350%), 05/25/2043	1,093,007	0.1
1,500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R05 1B1, 9.106%, (SOFR30A + 4.750%), 06/25/2043	1,612,893	0.1
6,400,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R07 2M2, 7.606%, (SOFR30A + 3.250%), 09/25/2043	6,660,106	0.3
3,300,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R03 2B1, 7.156%, (SOFR30A + 2.800%), 03/25/2044	3,417,718	0.2
2,500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R04 1B1, 6.556%, (SOFR30A + 2.200%), 05/25/2044	2,525,494	0.1
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R06 1B1, 6.406%, (SOFR30A + 2.050%), 09/25/2044	1,004,181	0.1
2,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 6.306%, (SOFR30A + 1.950%), 02/25/2045	2,007,974	0.1
268,929 (3)	Fannie Mae Interest Strip 343 6, 5.000%, 10/25/2033	34,225	0.0
15,224,438 (3)	Fannie Mae Interest Strip 427 C13, 3.500%, 03/25/2037	1,616,941	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,218,275 (3)	Fannie Mae Interest Strip 427 C18, 3.500%, 03/25/2039	$1,890,130	0.1
25,921,922 (3)	Fannie Mae Interest Strip 427 C38, 3.000%, 04/25/2049	5,065,446	0.2
3,389,812 (3)	Fannie Mae Interest Strip 429 141, 6.500%, 02/25/2053	731,521	0.0
1,082,026 (3)	Fannie Mae Interest Strip 429 142, 6.500%, 02/25/2053	225,662	0.0
400,886 (3)	Fannie Mae Interest Strip 429 143, 6.500%, 02/25/2053	81,134	0.0
239,767 (3)	Fannie Mae Interest Strip 429 144, 6.500%, 02/25/2053	49,995	0.0
18,992 (1)(3)	Fannie Mae REMIC Trust 2000-26 SP, 4.029%, (-1.000*SOFR30A + 8.386%), 08/25/2030	1,572	0.0
39,446 (1)(3)	Fannie Mae REMIC Trust 2002-13 SR, 2.129%, (-1.000*SOFR30A + 6.486%), 03/25/2032	1,428	0.0
670,541 (1)(3)	Fannie Mae REMIC Trust 2004-53 UC, 3.079%, (-1.000*SOFR30A + 7.436%), 07/25/2034	72,785	0.0
51,955 (1)(3)	Fannie Mae REMIC Trust 2004-64 SW, 2.579%, (-1.000*SOFR30A + 6.936%), 08/25/2034	3,993	0.0
40,111 (1)(3)	Fannie Mae REMIC Trust 2004-66 SE, 2.029%, (-1.000*SOFR30A + 6.386%), 09/25/2034	2,507	0.0
181,014 (1)(3)	Fannie Mae REMIC Trust 2005-59 NS, 2.279%, (-1.000*SOFR30A + 6.636%), 05/25/2035	3,036	0.0
156,639 (1)	Fannie Mae REMIC Trust 2006-11 FA, 4.771%, (SOFR30A + 0.414%), 03/25/2036	155,649	0.0
85,591 (1)	Fannie Mae REMIC Trust 2006-46 SP, 7.808%, (-1.000*SOFR30A + 23.780%), 06/25/2036	103,506	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
233,287 (1)(3)	Fannie Mae REMIC Trust 2007-18 BS, 2.129%, (-1.000*SOFR30A + 6.486%), 06/25/2035	$19,983	0.0
2,274,938 (1)(3)	Fannie Mae REMIC Trust 2007-22 SD, 1.929%, (-1.000*SOFR30A + 6.286%), 03/25/2037	209,365	0.0
1,232,004 (1)(3)	Fannie Mae REMIC Trust 2007-55 S, 2.289%, (-1.000*SOFR30A + 6.646%), 06/25/2037	111,942	0.0
1,157,150 (1)(3)	Fannie Mae REMIC Trust 2008-94 SI, 1.029%, (-1.000*SOFR30A + 5.386%), 04/25/2036	73,963	0.0
148,729 (1)(3)	Fannie Mae REMIC Trust 2009-25 SN, 2.079%, (-1.000*SOFR30A + 6.436%), 04/25/2039	14,313	0.0
667,693 (1)(3)	Fannie Mae REMIC Trust 2009-70 PS, 2.279%, (-1.000*SOFR30A + 6.636%), 01/25/2037	68,339	0.0
99,072 (1)	Fannie Mae REMIC Trust 2010-15 FD, 5.211%, (SOFR30A + 0.854%), 03/25/2040	99,446	0.0
255,269 (1)	Fannie Mae REMIC Trust 2011-47 GF, 5.041%, (SOFR30A + 0.684%), 06/25/2041	255,059	0.0
37,946 (1)	Fannie Mae REMIC Trust 2012-10 UF, 5.021%, (SOFR30A + 0.664%), 02/25/2042	37,697	0.0
2,126,454 (3)	Fannie Mae REMIC Trust 2012-111 UI, 3.000%, 10/25/2027	42,639	0.0
197,379 (3)	Fannie Mae REMIC Trust 2012-121 DI, 2.500%, 11/25/2027	3,487	0.0
1,815,434 (3)	Fannie Mae REMIC Trust 2012-128 KI, 3.000%, 11/25/2027	38,106	0.0
5,336,299 (1)(3)	Fannie Mae REMIC Trust 2012-133 NS, 1.679%, (-1.000*SOFR30A + 6.036%), 12/25/2042	586,399	0.0
357,671 (3)	Fannie Mae REMIC Trust 2012-148 IB, 3.500%, 01/25/2028	7,985	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,224,541 (1)(3)	Fannie Mae REMIC Trust 2012-150 PS, 1.679%, (-1.000*SOFR30A + 6.036%), 01/25/2043	$362,141	0.0
6,431,985 (1)(3)	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, (-1.000*SOFR30A + 5.936%), 06/25/2042	12,514	0.0
106,630 (1)(3)	Fannie Mae REMIC Trust 2012-84 KI, 6.000%, (SOFR30A + 6.000%), 08/25/2042	19,607	0.0
79,948 (3)	Fannie Mae REMIC Trust 2012-93 IL, 3.000%, 09/25/2027	1,336	0.0
2,047,067 (3)	Fannie Mae REMIC Trust 2013-1 LI, 2.500%, 02/25/2028	41,278	0.0
1,127,630 (3)	Fannie Mae REMIC Trust 2013-137 PI, 5.000%, 10/25/2041	216,831	0.0
4,104,847 (1)(3)	Fannie Mae REMIC Trust 2013-19 JS, 1.729%, (-1.000*SOFR30A + 6.086%), 10/25/2041	194,855	0.0
853,362 (3)	Fannie Mae REMIC Trust 2013-2 NI, 4.000%, 02/25/2043	112,823	0.0
804,829 (3)	Fannie Mae REMIC Trust 2013-21 KI, 3.000%, 03/25/2028	15,765	0.0
2,588,766 (3)	Fannie Mae REMIC Trust 2013-32 EI, 2.500%, 04/25/2033	160,710	0.0
339,347 (3)	Fannie Mae REMIC Trust 2013-41 BI, 3.000%, 05/25/2028	8,483	0.0
553,517 (3)	Fannie Mae REMIC Trust 2013-67 AI, 3.000%, 07/25/2028	11,008	0.0
684,780 (3)	Fannie Mae REMIC Trust 2013-69 PI, 3.000%, 04/25/2033	32,104	0.0
2,104,624 (1)(3)	Fannie Mae REMIC Trust 2013-97 JS, 1.679%, (-1.000*SOFR30A + 6.036%), 04/25/2038	156,002	0.0
5,352,698 (3)	Fannie Mae REMIC Trust 2015-40 AI, 6.000%, 05/25/2037	868,125	0.0
3,911,320 (1)(3)	Fannie Mae REMIC Trust 2016-19 SB, 1.629%, (-1.000*SOFR30A + 5.986%), 04/25/2046	291,831	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,471,282 (3)	Fannie Mae REMIC Trust 2016-4 BI, 4.000%, 02/25/2046	$269,935	0.0
943,543 (3)	Fannie Mae REMIC Trust 2016-61 PI, 4.500%, 01/25/2046	150,227	0.0
17,867,933 (1)(3)	Fannie Mae REMIC Trust 2016-81 SA, 1.679%, (-1.000*SOFR30A + 6.036%), 11/25/2046	1,325,042	0.1
10,346,541 (1)(3)	Fannie Mae REMIC Trust 2017-16 SG, 1.579%, (-1.000*SOFR30A + 5.936%), 03/25/2047	1,229,406	0.1
18,325,561 (1)(3)	Fannie Mae REMIC Trust 2018-86 US, 1.729%, (-1.000*SOFR30A + 6.086%), 12/25/2048	1,394,471	0.1
7,400,911 (3)	Fannie Mae REMIC Trust 2019-15 AI, 4.000%, 04/25/2059	1,749,772	0.1
9,470,581 (1)(3)	Fannie Mae REMIC Trust 2019-17 SA, 1.629%, (-1.000*SOFR30A + 5.986%), 04/25/2049	760,496	0.0
8,219,163 (1)(3)	Fannie Mae REMIC Trust 2019-8 SB, 1.629%, (-1.000*SOFR30A + 5.986%), 03/25/2049	672,570	0.0
20,850,955 (3)	Fannie Mae REMIC Trust 2020-33 YI, 4.000%, 05/25/2050	3,857,179	0.2
10,164,137 (3)	Fannie Mae REMIC Trust 2020-47 PI, 4.000%, 07/25/2050	2,144,948	0.1
10,873,500 (1)(3)	Fannie Mae REMIC Trust 2020-47 SH, 1.629%, (-1.000*SOFR30A + 5.986%), 07/25/2050	1,451,424	0.1
16,782,144 (1)(3)	Fannie Mae REMIC Trust 2020-49 SB, 1.629%, (-1.000*SOFR30A + 5.986%), 07/25/2050	2,599,630	0.1
10,656,128 (3)	Fannie Mae REMIC Trust 2020-52 AI, 4.000%, 08/25/2050	1,754,357	0.1
34,760,887 (3)	Fannie Mae REMIC Trust 2020-64 IO, 3.000%, 09/25/2050	6,985,678	0.3
16,557,491 (3)	Fannie Mae REMIC Trust 2020-65 CI, 4.000%, 09/25/2050	2,829,351	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
17,256,588 (3)	Fannie Mae REMIC Trust 2020-67 JI, 4.000%, 09/25/2050	$3,413,961	0.2
21,412,609 (3)	Fannie Mae REMIC Trust 2020-94 MI, 4.500%, 04/25/2050	4,914,481	0.2
13,898,388 (3)	Fannie Mae REMIC Trust 2021-18 IY, 4.500%, 08/25/2049	3,754,148	0.2
16,273,119 (3)	Fannie Mae REMIC Trust 2021-2 PI, 2.000%, 02/25/2051	1,742,917	0.1
17,025,531 (3)	Fannie Mae REMIC Trust 2021-23 JI, 3.000%, 04/25/2051	2,782,010	0.1
21,186,743 (3)	Fannie Mae REMIC Trust 2021-27 EI, 4.500%, 05/25/2051	4,784,378	0.2
16,164,626 (3)	Fannie Mae REMIC Trust 2021-28 GI, 4.000%, 05/25/2051	3,253,769	0.2
43,399,085 (3)	Fannie Mae REMIC Trust 2021-46 IM, 4.500%, 07/25/2051	11,792,985	0.6
31,192,051 (3)	Fannie Mae REMIC Trust 2021-65 KI, 3.500%, 10/25/2051	5,641,036	0.3
16,460,699 (3)	Fannie Mae REMIC Trust 2021-74 AI, 3.000%, 11/25/2051	2,799,455	0.1
61,140	First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A7, 6.000%, 02/25/2037	22,011	0.0
134,138 (1)(2)	Flagstar Mortgage Trust 2017-2 A7, 3.500%, 10/25/2047	121,609	0.0
526,577 (1)(2)	Flagstar Mortgage Trust 2018-1 B3, 3.929%, 03/25/2048	488,680	0.0
570,565 (1)(2)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	533,508	0.0
3,258,691 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.133%, 07/25/2048	3,013,342	0.1
174,259 (1)(2)	Flagstar Mortgage Trust 2018-6RR 1A7, 4.000%, 10/25/2048	161,811	0.0
3,014,548 (1)(2)	Flagstar Mortgage Trust 2018-6RR B1, 4.907%, 10/25/2048	2,970,006	0.1
1,286,204 (1)(2)	Flagstar Mortgage Trust 2019-2 B1, 4.000%, 12/25/2049	1,189,013	0.1
1,800,686 (1)(2)	Flagstar Mortgage Trust 2019-2 B2, 4.000%, 12/25/2049	1,659,623	0.1
3,078,205 (1)(2)	Flagstar Mortgage Trust 2020-1INV B2A, 4.173%, 03/25/2050	2,843,577	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,638,462 (1)(2)	Flagstar Mortgage Trust 2020-1INV B3, 4.173%, 03/25/2050	$2,419,102	0.1
3,367,978 (1)(2)	Flagstar Mortgage Trust 2021-2 B3, 2.780%, 04/25/2051	2,867,726	0.1
713 (1)(3)	Freddie Mac REMIC Trust 2266 S, 4.063%, (-1.000*SOFR30A + 8.436%), 11/15/2030	41	0.0
50,957 (1)(3)	Freddie Mac REMIC Trust 2374 S, 3.613%, (-1.000*SOFR30A + 7.986%), 06/15/2031	4,016	0.0
31,530 (1)(3)	Freddie Mac REMIC Trust 2417 SY, 3.913%, (-1.000*SOFR30A + 8.286%), 12/15/2031	3,289	0.0
131,252 (1)(3)	Freddie Mac REMIC Trust 2525 SM, 3.513%, (-1.000*SOFR30A + 7.886%), 02/15/2032	12,687	0.0
63,467 (1)(3)	Freddie Mac REMIC Trust 2577 SA, 2.963%, (-1.000*SOFR30A + 7.336%), 02/15/2033	5,957	0.0
679,680 (1)(3)	Freddie Mac REMIC Trust 2781 SB, 2.663%, (-1.000*SOFR30A + 7.036%), 04/15/2034	57,618	0.0
151,473 (1)	Freddie Mac REMIC Trust 2921 PF, 4.837%, (SOFR30A + 0.464%), 01/15/2035	150,084	0.0
111,585 (1)(3)	Freddie Mac REMIC Trust 2981 CS, 2.233%, (-1.000*SOFR30A + 6.606%), 05/15/2035	6,831	0.0
52,300 (1)(3)	Freddie Mac REMIC Trust 2981 SU, 3.313%, (-1.000*SOFR30A + 7.686%), 05/15/2030	3,510	0.0
236,955 (1)(3)	Freddie Mac REMIC Trust 2989 HS, 2.663%, (-1.000*SOFR30A + 7.036%), 08/15/2034	29,897	0.0
72,689 (1)(3)	Freddie Mac REMIC Trust 3018 SM, 2.713%, (-1.000*SOFR30A + 7.086%), 08/15/2035	8,191	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
93,584 (1)	Freddie Mac REMIC Trust 3031 BP, 8.000%, (-1.000*SOFR30A + 44.205%), 08/15/2035	$96,594	0.0
237,970 (1)(3)	Freddie Mac REMIC Trust 3049 PI, 2.163%, (-1.000*SOFR30A + 6.536%), 10/15/2035	21,934	0.0
1,756,435 (1)(3)	Freddie Mac REMIC Trust 3128 JI, 2.143%, (-1.000*SOFR30A + 6.516%), 03/15/2036	161,860	0.0
33,167 (4)	Freddie Mac REMIC Trust 3151 PO, 0.000%, 05/15/2036	27,996	0.0
841,760 (1)(3)	Freddie Mac REMIC Trust 3222 SN, 2.113%, (-1.000*SOFR30A + 6.486%), 09/15/2036	74,164	0.0
972,589 (1)(3)	Freddie Mac REMIC Trust 3298 S, 1.623%, (-1.000*SOFR30A + 5.996%), 04/15/2037	84,927	0.0
278,705 (1)(3)	Freddie Mac REMIC Trust 3523 SA, 1.513%, (-1.000*SOFR30A + 5.886%), 09/15/2036	21,032	0.0
282,703 (1)(3)	Freddie Mac REMIC Trust 3582 MS, 1.663%, (-1.000*SOFR30A + 6.036%), 10/15/2039	25,130	0.0
114,773 (1)(3)	Freddie Mac REMIC Trust 3624 TS, 0.313%, (-1.000*SOFR30A + 4.686%), 01/15/2040	4,615	0.0
324,217 (3)	Freddie Mac REMIC Trust 3688 BI, 5.000%, 07/15/2040	45,048	0.0
245,398 (1)	Freddie Mac REMIC Trust 3740 FB, 4.987%, (SOFR30A + 0.614%), 10/15/2040	243,214	0.0
583,023 (3)	Freddie Mac REMIC Trust 4097 IC, 2.500%, 08/15/2027	9,750	0.0
476,866 (3)	Freddie Mac REMIC Trust 4116 IL, 4.500%, 05/15/2042	43,658	0.0
1,991,735 (3)	Freddie Mac REMIC Trust 4120 TI, 2.500%, 10/15/2027	36,059	0.0
314,802 (3)	Freddie Mac REMIC Trust 4136 QI, 3.000%, 11/15/2032	11,374	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
260,843 (3)	Freddie Mac REMIC Trust 4143 IK, 4.000%, 10/15/2041	$12,890	0.0
9,097,692 (1)(3)	Freddie Mac REMIC Trust 4146 SA, 1.663%, (-1.000*SOFR30A + 6.036%), 12/15/2042	975,213	0.0
14,662 (3)	Freddie Mac REMIC Trust 4153 YI, 3.000%, 09/15/2042	23	0.0
1,272,795 (3)	Freddie Mac REMIC Trust 4157 IH, 3.500%, 01/15/2043	190,603	0.0
294,490 (3)	Freddie Mac REMIC Trust 4162 DI, 2.000%, 02/15/2028	4,427	0.0
1,013,839 (3)	Freddie Mac REMIC Trust 4182 IL, 3.000%, 03/15/2028	26,995	0.0
1,363,935 (3)	Freddie Mac REMIC Trust 4186 IA, 3.000%, 03/15/2033	101,171	0.0
12,150 (3)	Freddie Mac REMIC Trust 4261 ID, 6.500%, 06/15/2032	120	0.0
16,153,667 (1)(3)	Freddie Mac REMIC Trust 4273 PS, 1.613%, (-1.000*SOFR30A + 5.986%), 11/15/2043	1,339,543	0.1
238,920 (3)	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/2041	22,665	0.0
1,205,838 (3)	Freddie Mac REMIC Trust 4290 EI, 5.000%, 12/15/2043	229,329	0.0
53,060 (3)	Freddie Mac REMIC Trust 4333 AI, 5.500%, 02/15/2044	8,417	0.0
890,659 (3)	Freddie Mac REMIC Trust 4494 LI, 5.000%, 12/15/2043	59,833	0.0
4,889,428 (1)(3)	Freddie Mac REMIC Trust 4618 SA, 1.513%, (-1.000*SOFR30A + 5.886%), 09/15/2046	570,439	0.0
1,236,308 (3)	Freddie Mac REMIC Trust 4625 BI, 3.500%, 06/15/2046	219,943	0.0
1,246,760 (3)	Freddie Mac REMIC Trust 4708 KI, 4.500%, 11/15/2046	196,000	0.0
8,352,940 (3)	Freddie Mac REMIC Trust 4813 IO, 5.500%, 08/15/2048	1,564,270	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
15,582,196 (1)(3)	Freddie Mac REMIC Trust 4903 NS, 1.629%, (-1.000*SOFR30A + 5.986%), 08/25/2049	$1,768,674	0.1
9,525,655 (1)(3)	Freddie Mac REMIC Trust 4909 SJ, 1.579%, (-1.000*SOFR30A + 5.936%), 09/25/2049	1,310,615	0.1
3,805,094 (1)(3)	Freddie Mac REMIC Trust 4910 SD, 1.563%, (-1.000*SOFR30A + 5.936%), 06/15/2049	509,943	0.0
11,432,298 (1)(3)	Freddie Mac REMIC Trust 4910 SH, 1.579%, (-1.000*SOFR30A + 5.936%), 09/25/2049	1,606,043	0.1
15,479,444 (1)(3)	Freddie Mac REMIC Trust 4924 SY, 1.579%, (-1.000*SOFR30A + 5.936%), 10/25/2049	2,213,790	0.1
10,512,320 (3)	Freddie Mac REMIC Trust 4967 IQ, 4.000%, 02/25/2050	2,189,952	0.1
37,154,270 (3)	Freddie Mac REMIC Trust 4973 BI, 4.500%, 05/25/2050	8,408,788	0.4
27,706,176 (3)	Freddie Mac REMIC Trust 4974 I, 4.000%, 04/25/2050	5,613,802	0.3
17,943,794 (1)(3)	Freddie Mac REMIC Trust 5009 TS, 1.729%, (-1.000*SOFR30A + 6.086%), 09/25/2050	2,451,307	0.1
25,291,564 (3)	Freddie Mac REMIC Trust 5010 MI, 3.000%, 09/25/2050	3,860,122	0.2
15,426,770 (3)	Freddie Mac REMIC Trust 5036 CI, 4.000%, 12/25/2049	3,162,274	0.2
22,320,199 (3)	Freddie Mac REMIC Trust 5049 UI, 3.000%, 12/25/2050	4,419,058	0.2
8,080,299 (3)	Freddie Mac REMIC Trust 5052 BI, 5.000%, 12/25/2050	1,909,265	0.1
12,047,072 (3)	Freddie Mac REMIC Trust 5074 GI, 2.000%, 02/25/2051	1,375,247	0.1
20,056,228 (3)	Freddie Mac REMIC Trust 5081 CI, 2.000%, 03/25/2051	2,295,355	0.1
34,859,374 (3)	Freddie Mac REMIC Trust 5083 IP, 4.000%, 11/25/2048	7,281,673	0.3

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,226,349 (3)	Freddie Mac REMIC Trust 5133 CI, 4.500%, 07/25/2039	$2,108,785	0.1
13,779,561 (3)	Freddie Mac REMIC Trust 5138 CI, 4.000%, 07/25/2050	2,872,910	0.1
9,519,495 (3)	Freddie Mac REMIC Trust 5142 LI, 2.500%, 09/25/2051	1,555,188	0.1
4,504,474 (3)	Freddie Mac REMIC Trust 5152 GI, 4.500%, 06/25/2048	1,044,001	0.1
18,210,701 (3)	Freddie Mac REMIC Trust 5214 IO, 2.000%, 03/25/2051	2,402,883	0.1
7,247,586 (3)	Freddie Mac REMIC Trust 5261 IC, 4.000%, 01/25/2050	1,447,803	0.1
44,867,203 (1)	Freddie Mac REMIC Trust 5502 FD, 5.956%, (SOFR30A + 1.600%), 02/25/2055	45,500,898	2.1
5,100,000 (1)(2)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 7.756%, (SOFR30A + 3.400%), 10/25/2041	5,217,312	0.2
6,100,000 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 8.106%, (SOFR30A + 3.750%), 12/25/2041	6,262,383	0.3
5,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 6.706%, (SOFR30A + 2.350%), 12/25/2041	5,053,449	0.2
2,800,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 7.756%, (SOFR30A + 3.400%), 01/25/2042	2,866,797	0.1
3,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 6.856%, (SOFR30A + 2.500%), 01/25/2042	3,050,905	0.1
2,500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 B1, 9.106%, (SOFR30A + 4.750%), 02/25/2042	2,606,075	0.1
3,400,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA3 M2, 8.706%, (SOFR30A + 4.350%), 04/25/2042	3,558,624	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,800,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA5 M2, 11.106%, (SOFR30A + 6.750%), 06/25/2042	$1,963,418	0.1
2,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA6 M2, 10.106%, (SOFR30A + 5.750%), 09/25/2042	2,174,257	0.1
2,500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2023-HQA3 M2, 7.706%, (SOFR30A + 3.350%), 11/25/2043	2,639,379	0.1
4,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2024-HQA2 M2, 6.156%, (SOFR30A + 1.800%), 08/25/2044	4,024,718	0.2
2,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2025-HQA1 M2, 6.006%, (SOFR30A + 1.650%), 02/25/2045	2,004,088	0.1
430,706 (3)	Freddie Mac Strips 224 IO, 6.000%, 03/01/2033	61,635	0.0
251,956 (1)(3)	Freddie Mac Strips 237 S23, 2.613%, (-1.000*SOFR30A + 6.986%), 05/15/2036	30,050	0.0
317,413 (3)	Freddie Mac Strips 260 33, 4.000%, 05/15/2039	47,558	0.0
222,432 (3)	Freddie Mac Strips 287 IO, 3.000%, 10/15/2027	4,326	0.0
153,730 (1)(3)	Freddie Mac Strips 324 144, 6.000%, 06/15/2039	27,829	0.0
7,039,683 (3)	Freddie Mac Strips 390 C3, 3.500%, 11/15/2037	827,066	0.0
7,877,918 (3)	Freddie Mac Strips 400 C8, 6.500%, 05/25/2053	1,382,025	0.1
1,362,356 (1)(2)	Galton Funding Mortgage Trust 2018-2 B2, 4.577%, 10/25/2058	1,318,332	0.1
2,166,643 (1)(2)	Galton Funding Mortgage Trust 2019-1 B1, 4.250%, 02/25/2059	2,088,278	0.1
1,741,923 (1)(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	1,690,303	0.1
1,962,189 (1)(2)	GCAT Trust 2024-INV2 B3, 7.301%, 06/25/2054	2,077,493	0.1
1,978,653 (1)(2)	GCAT Trust 2024-INV4 B4, 7.064%, 12/25/2054	1,955,551	0.1
1,992,451 (1)(2)	GCAT Trust 2025-INV2 B3, 7.052%, 05/25/2055	2,067,153	0.1
1,000,000 (1)(2)	GCAT Trust 2025-INV4 B3, 7.280%, 08/25/2055	1,049,899	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,308,447 (1)(3)	Ginnie Mae 2007-59 SC, 2.250%, (-1.000*TSFR1M + 6.386%), 07/20/2037	$229,296	0.0
181,862 (1)(3)	Ginnie Mae 2008-40 SA, 2.139%, (-1.000*TSFR1M + 6.286%), 05/16/2038	9,551	0.0
159,093 (3)	Ginnie Mae 2010-143 JI, 4.000%, 08/16/2039	3,537	0.0
303,024 (3)	Ginnie Mae 2010-4 IP, 5.000%, 01/16/2039	10,207	0.0
365,823 (1)(3)	Ginnie Mae 2010-4 SL, 2.139%, (-1.000*TSFR1M + 6.286%), 01/16/2040	36,795	0.0
979,698 (1)(3)	Ginnie Mae 2011-101 BI, 0.650%, (-1.000*TSFR1M + 6.536%), 11/20/2037	21,124	0.0
77,430 (1)(3)	Ginnie Mae 2011-101 EI, 6.000%, (-1.000*TSFR1M + 106.946%), 10/16/2039	14,085	0.0
403,723 (3)	Ginnie Mae 2011-124 KI, 4.000%, 08/20/2039	8,925	0.0
2,490,977 (1)(3)	Ginnie Mae 2011-25 AS, 1.810%, (-1.000*TSFR1M + 5.946%), 02/20/2041	183,270	0.0
119,736 (3)	Ginnie Mae 2012-148 IP, 3.500%, 04/20/2041	500	0.0
9,382 (3)	Ginnie Mae 2012-149 BI, 3.500%, 10/20/2041	741	0.0
860,416 (3)	Ginnie Mae 2012-39 PI, 4.000%, 03/16/2042	78,256	0.0
2,094,046 (1)(3)	Ginnie Mae 2013-103 DS, 1.900%, (-1.000*TSFR1M + 6.036%), 07/20/2043	225,962	0.0
11,067,801 (1)(3)	Ginnie Mae 2013-130 SB, 0.655%, (-1.000*TSFR1M + 4.936%), 09/16/2043	445,638	0.0
3,762,111 (1)(3)	Ginnie Mae 2013-134 DS, 1.850%, (-1.000*TSFR1M + 5.986%), 09/20/2043	390,048	0.0
97,897 (3)	Ginnie Mae 2013-44 LI, 4.500%, 01/16/2043	9,590	0.0
307,476 (3)	Ginnie Mae 2013-81 IO, 4.500%, 01/16/2040	14,445	0.0
5,432,137 (1)(3)	Ginnie Mae 2014-58 SM, 1.839%, (-1.000*TSFR1M + 5.986%), 04/16/2044	539,742	0.0
1,116,707 (3)	Ginnie Mae 2014-84 PI, 4.500%, 04/20/2043	111,776	0.0
1,163,066 (3)	Ginnie Mae 2015-132 BI, 4.000%, 11/20/2044	150,112	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,796,587 (1)(3)	Ginnie Mae 2015-69 IL, 0.200%, (-1.000*TSFR1M + 6.586%), 07/20/2034	$8,511	0.0
126,202 (3)	Ginnie Mae 2015-94 IU, 4.000%, 08/20/2044	16,944	0.0
4,498,886 (1)(3)	Ginnie Mae 2016-66 ES, 1.800%, (-1.000*TSFR1M + 5.936%), 05/20/2046	534,431	0.0
236,128 (3)	Ginnie Mae 2016-8 PI, 4.000%, 10/20/2044	26,169	0.0
8,859,066 (1)(3)	Ginnie Mae 2018-125 HS, 2.000%, (-1.000*TSFR1M + 6.136%), 09/20/2048	976,874	0.0
3,782,445 (1)(3)	Ginnie Mae 2018-153 SQ, 1.950%, (-1.000*TSFR1M + 6.086%), 11/20/2048	310,867	0.0
9,234,050 (1)(3)	Ginnie Mae 2018-93 SJ, 1.950%, (-1.000*TSFR1M + 6.086%), 07/20/2048	861,182	0.0
109,738 (3)	Ginnie Mae 2019-111 TI, 5.000%, 09/20/2049	21,552	0.0
59,389 (3)	Ginnie Mae 2019-86 GI, 6.500%, 07/20/2049	11,854	0.0
259,557 (3)	Ginnie Mae 2019-86 HI, 5.500%, 07/20/2049	57,931	0.0
8,802,446 (1)(3)	Ginnie Mae 2019-89 SC, 1.850%, (-1.000*TSFR1M + 5.986%), 07/20/2049	1,108,081	0.1
17,371,781 (3)	Ginnie Mae 2020-7 EI, 3.500%, 01/20/2050	3,367,732	0.2
19,691,084 (3)	Ginnie Mae 2021-152 ID, 3.000%, 08/20/2051	3,194,205	0.2
35,274,711 (3)	Ginnie Mae 2021-194 IK, 3.000%, 11/20/2051	6,034,080	0.3
18,870,040 (1)(3)	Ginnie Mae 2022-159 SE, 1.611%, (-1.000*SOFR30A + 6.000%), 09/20/2052	1,603,440	0.1
14,885,201 (3)	Ginnie Mae 2022-56 IG, 4.500%, 07/20/2050	3,400,710	0.2
18,065,984 (3)	Ginnie Mae 2023-24 ID, 3.500%, 06/20/2050	3,502,646	0.2
9,109,633 (1)	Ginnie Mae 2023-57 S, 3.875%, (-1.000*SOFR30A + 13.530%), 04/20/2053	8,790,284	0.4
19,053,181 (3)	Ginnie Mae 2023-70 JI, 5.500%, 06/20/2052	3,624,015	0.2
213,037 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	191,617	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
338,353 (1)(2)	GS Mortage-Backed Securities Trust 2020- PJ1 A4, 3.500%, 05/25/2050	$304,333	0.0
852,191 (1)(2)	GS Mortage-Backed Securities Trust 2020- PJ1 A8, 3.500%, 05/25/2050	766,505	0.0
2,132,050 (1)(2)	GS Mortage-Backed Securities Trust 2020- PJ1 B2, 3.610%, 05/25/2050	1,895,800	0.1
3,365,689 (1)(2)	GS Mortage-Backed Securities Trust 2020- PJ1 B3, 3.610%, 05/25/2050	2,982,447	0.1
1,479,646 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.016%, 08/25/2049	1,334,809	0.1
53,800 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	50,778	0.0
3,394,143 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.364%, 11/25/2049	3,176,295	0.2
3,510,708 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.364%, 11/25/2049	3,257,810	0.2
403,190 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.971%, 03/25/2050	374,769	0.0
411,235 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.971%, 03/25/2050	382,247	0.0
1,637,480 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.412%, 10/25/2050	1,318,017	0.1
1,547,798 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.651%, 08/25/2051	1,241,082	0.1
3,536,564 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ4 B3, 2.612%, 09/25/2051	2,942,434	0.1
4,574,881 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ5 B3, 2.582%, 10/25/2051	3,759,850	0.2
907,794 (1)(2)	GS Mortgage-Backed Securities Trust 2021- GR3 B3, 3.375%, 04/25/2052	765,140	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
910,111 (1)(2)	GS Mortgage-Backed Securities Trust 2021- GR3 B4, 3.375%, 04/25/2052	$752,976	0.0
2,186,639 (2)	GS Mortgage-Backed Securities Trust 2021- PJ9 A4, 2.500%, 02/26/2052	1,803,654	0.1
1,970,234 (2)	GS Mortgage-Backed Securities Trust 2022- NQM1 A4, 4.000%, 05/25/2062	1,833,034	0.1
2,911,819 (1)(2)	GS Mortgage-Backed Securities Trust 2023- PJ6 B2, 6.854%, 04/25/2054	3,021,777	0.1
2,243,283 (1)(2)	GS Mortgage-Backed Securities Trust 2024- PJ1 B2, 7.040%, 06/25/2054	2,327,405	0.1
1,458,726 (1)(2)	GS Mortgage-Backed Securities Trust 2024- PJ2 B3, 6.202%, 07/25/2054	1,443,685	0.1
1,945,561 (1)(2)	GS Mortgage-Backed Securities Trust 2024- PJ4 B2, 6.063%, 08/25/2054	1,952,597	0.1
1,546,631 (1)(2)	GS Mortgage-Backed Securities Trust 2025- PJ1 A19, 6.000%, 06/25/2055	1,561,203	0.1
267,107 (1)	HarborView Mortgage Loan Trust 2007-5 A1A, 4.628%, (TSFR1M + 0.494%), 09/19/2037	232,184	0.0
493 (1)	HomeBanc Mortgage Trust 2004-1 2A, 5.132%, (TSFR1M + 0.974%), 08/25/2029	484	0.0
2,857,359 (2)	HTAP Issuer Trust 2025-1 A, 6.500%, 11/25/2042	2,862,962	0.1
2,600,000 (1)(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	2,086,650	0.1
46,011 (1)	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 4.692%, (TSFR1M + 0.534%), 04/25/2046	42,410	0.0
44,016 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	41,749	0.0
941,139 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.449%, 08/25/2049	896,218	0.0
2,280,293 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.449%, 08/25/2049	2,165,516	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
950,720 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.606%, 06/25/2049	$915,145	0.0
2,274,684 (1)(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.148%, 05/25/2052	1,866,892	0.1
824,941 (1)(2)	J.P. Morgan Mortgage Trust 2022-5 A9, 2.800%, 09/25/2052	695,474	0.0
585,735 (1)(2)	J.P. Morgan Mortgage Trust 2024-1 A9, 6.000%, 06/25/2054	591,254	0.0
789,708 (1)	JP Morgan Mortgage Trust 2005-A4 B1, 5.626%, 07/25/2035	762,861	0.0
69,650	JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/2036	31,023	0.0
136,380	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	58,824	0.0
389,145	JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/2036	125,358	0.0
784,352 (1)(2)	JP Morgan Mortgage Trust 2014-5 B3, 2.597%, 10/25/2029	751,240	0.0
375,467 (1)(2)	JP Morgan Mortgage Trust 2016-1 B3, 3.790%, 05/25/2046	358,232	0.0
2,095,000 (1)(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.790%, 05/25/2046	1,586,816	0.1
295,665 (1)(2)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	269,504	0.0
692,981 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.446%, 01/25/2047	621,907	0.0
1,082,118 (1)(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.790%, 08/25/2047	1,015,391	0.1
1,343,089 (1)(2)	JP Morgan Mortgage Trust 2017-5 B1, 4.967%, 10/26/2048	1,343,259	0.1
462,862 (1)(2)	JP Morgan Mortgage Trust 2017-6 B3, 3.778%, 12/25/2048	424,208	0.0
1,306,911 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.778%, 12/25/2048	1,188,875	0.1
904,203 (1)(2)	JP Morgan Mortgage Trust 2017-6 B5, 3.778%, 12/25/2048	729,980	0.0
1,855,748 (1)(2)	JP Morgan Mortgage Trust 2018-1 B2, 3.576%, 06/25/2048	1,694,800	0.1
1,905,425 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.706%, 09/25/2048	1,740,342	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
390,043 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.715%, 10/25/2048	$359,526	0.0
1,538,992 (1)(2)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	1,385,754	0.1
82,334 (1)(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	74,400	0.0
134,417 (1)(2)	JP Morgan Mortgage Trust 2018-8 A3, 4.000%, 01/25/2049	125,518	0.0
3,303,363 (1)(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.028%, 01/25/2049	3,060,319	0.1
832,998 (1)(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.236%, 02/25/2049	784,927	0.0
140,323 (1)(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	131,541	0.0
260,154 (1)(2)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	245,949	0.0
2,471,367 (1)(2)	JP Morgan Mortgage Trust 2019-5 B1, 4.446%, 11/25/2049	2,363,093	0.1
60,523 (1)(2)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	55,389	0.0
843,925 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.203%, 02/25/2050	750,450	0.0
329,756 (1)(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	297,119	0.0
856,144 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.393%, 03/25/2050	766,604	0.0
3,345,076 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.925%, 09/25/2049	3,276,251	0.2
197,297 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	178,990	0.0
3,686,134 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.351%, 05/25/2050	3,436,505	0.2
1,308,482 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.678%, 12/25/2049	1,273,053	0.1
1,326,388 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.678%, 12/25/2049	1,287,213	0.1
2,434,834 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.335%, 03/25/2050	2,289,511	0.1
5,667,473 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.335%, 03/25/2050	5,296,103	0.3

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
229,446 (1)(2)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	$206,579	0.0
32,203 (1)(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	31,913	0.0
166,362 (1)(2)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	164,899	0.0
2,943,654 (1)(2)	JP Morgan Mortgage Trust 2021-6 B3, 2.833%, 10/25/2051	2,375,295	0.1
2,328,773 (1)(2)	JP Morgan Mortgage Trust 2022-2 B3, 3.122%, 08/25/2052	1,901,723	0.1
971,526 (1)(2)	JP Morgan Mortgage Trust 2023-10 B3, 6.294%, 05/25/2054	966,080	0.0
1,663,617 (1)(2)	JP Morgan Mortgage Trust 2024-12 A9, 6.150%, 06/25/2055	1,688,567	0.1
1,008,037 (1)(2)	JP Morgan Mortgage Trust 2024-2 A9, 6.500%, 08/25/2054	1,022,700	0.1
582,972 (1)(2)	JP Morgan Mortgage Trust 2024-CCM1 A3, 5.500%, 04/25/2055	585,436	0.0
1,419,975 (1)(2)	JP Morgan Mortgage Trust 2024-CCM1 B3, 6.546%, 04/25/2055	1,380,132	0.1
4,591,869 (1)(2)	JP Morgan Mortgage Trust 2025-CCM1 A9, 5.500%, 06/25/2055	4,586,597	0.2
1,752,071 (1)(2)	JP Morgan Mortgage Trust 2025-CCM1 B3, 6.101%, 06/25/2055	1,667,496	0.1
1,766,290 (1)(2)	JP Morgan Mortgage Trust Series 2024-4 B2, 7.114%, 10/25/2054	1,888,282	0.1
2,670,042 (1)(2)	JP Morgan Mortgage Trust Series 2024-4 B3, 7.114%, 10/25/2054	2,795,029	0.1
2,424,743 (1)(2)	JP Morgan Mortgage Trust Series 2024-6 B3, 6.911%, 12/25/2054	2,508,571	0.1
398,134 (1)(2)	JP Morgan Trust 2015-3 B3, 3.570%, 05/25/2045	375,707	0.0
1,327,529 (1)(2)	JP Morgan Trust 2015-3 B4, 3.570%, 05/25/2045	1,034,154	0.1
49,403 (1)	Lehman XS Trust Series 2005-5N 1A2, 4.632%, (TSFR1M + 0.474%), 11/25/2035	49,166	0.0
1,703,645 (1)(2)	Mello Mortgage Capital Acceptance 2021-MTG3 B3, 2.894%, 07/01/2051	1,392,663	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,650,558 (1)(2)	Mello Mortgage Capital Acceptance 2022-INV1 B3, 3.315%, 03/25/2052	$2,210,656	0.1
2,000,000 (1)(2)	MFA Trust 2021-INV2 M1, 3.199%, 11/25/2056	1,613,495	0.1
894,181 (1)	Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 4.572%, (TSFR1M + 0.414%), 08/25/2036	193,422	0.0
981,139 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2024-2 B3, 7.130%, 03/25/2054	1,024,575	0.1
985,991 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2024-4 B3, 6.991%, 09/25/2054	1,020,069	0.1
219,241 (1)(2)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	217,489	0.0
1,300,000 (1)(2)	Oaktown Re VII Ltd. 2021-2 M1C, 7.706%, (SOFR30A + 3.350%), 04/25/2034	1,322,044	0.1
139,953 (1)(2)	OBX Trust 2019-EXP3 1A9, 3.500%, 10/25/2059	127,939	0.0
269,469 (1)(2)	OBX Trust 2019-INV2 A25, 4.000%, 05/27/2049	252,770	0.0
207,798 (1)(2)	OBX Trust 2020-INV1 A21, 3.500%, 12/25/2049	187,176	0.0
1,650,736 (1)(2)	OBX Trust 2022-J1 A14, 2.500%, 02/25/2052	1,363,158	0.1
2,500,000 (1)(2)	OBX Trust 2022-NQM4 A1B, 3.900%, 04/25/2062	2,394,607	0.1
1,998,086 (1)(2)	OBX Trust 2025-J2 A19, 5.500%, 09/25/2055	1,994,044	0.1
2,021,980 (1)(2)	Oceanview Mortgage Trust 2021-1 B3, 2.716%, 05/25/2051	1,631,073	0.1
1,022,152,770 (2)(3)	PMTT4 2017-PM1 XIO, 13.000%, 10/25/2048	5,572,317	0.3
11,177	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	10,006	0.0
124,485 (1)(2)	PSMC Trust 2019-3 A12, 3.481%, 11/25/2049	116,196	0.0
2,083,981 (1)(2)	RCKT Mortgage Trust 2019-1 B2A, 3.888%, 09/25/2049	1,922,732	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,438,208 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.473%, 02/25/2050	$1,306,227	0.1
2,175,774 (1)(2)	RCKT Mortgage Trust 2021-4 A21, 2.500%, 09/25/2051	1,794,693	0.1
5,081,010 (1)(2)	RCKT Mortgage Trust 2021-6 B3, 2.794%, 12/25/2051	4,076,772	0.2
791,297 (1)(2)	RCKT Mortgage Trust 2022-3 A21, 3.000%, 05/25/2052	680,785	0.0
3,443,320 (2)	Redwood Funding Trust 2025-3 A, 6.231%, 12/27/2056	3,451,753	0.2
584,198 (2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	563,929	0.0
1,129,067 (1)(2)	Sequoia Mortgage Trust 2017-1 B2, 3.601%, 02/25/2047	1,068,913	0.1
979,735 (1)(2)	Sequoia Mortgage Trust 2018-6 B1, 4.165%, 07/25/2048	939,031	0.0
446,686 (2)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.434%, 03/25/2048	429,105	0.0
1,375,144 (1)(2)	Sequoia Mortgage Trust 2019-2 B2, 4.260%, 06/25/2049	1,330,486	0.1
1,300,321 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.260%, 06/25/2049	1,222,074	0.1
1,764,235 (1)(2)	Sequoia Mortgage Trust 2019-5 B2, 3.703%, 12/25/2049	1,626,389	0.1
1,765,046 (1)(2)	Sequoia Mortgage Trust 2019-5 B3, 3.703%, 12/25/2049	1,619,409	0.1
664,767 (1)(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 4.920%, 03/25/2049	653,469	0.0
918 (1)(2)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	916	0.0
139,704 (1)(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	131,628	0.0
1,736,503 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.500%, 09/25/2049	1,670,723	0.1
154,116 (1)(2)	Sequoia Mortgage Trust 2020-1 A1, 3.500%, 02/25/2050	140,516	0.0
1,306,945 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.633%, 03/25/2050	1,169,339	0.1
514,015 (1)(2)	Sequoia Mortgage Trust 2021-3 B3, 2.651%, 05/25/2051	423,604	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,139,227 (1)(2)	Sequoia Mortgage Trust 2021-5 B3, 3.050%, 07/25/2051	$953,725	0.0
1,007,705 (1)(2)	Sequoia Mortgage Trust 2022-1 B3, 2.944%, 02/25/2052	840,659	0.0
1,962,353 (1)(2)	Sequoia Mortgage Trust 2024-3 A19, 6.000%, 04/25/2054	1,980,842	0.1
1,152,369 (2)	Sequoia Mortgage Trust 2024-4 A19, 6.000%, 05/25/2054	1,163,226	0.1
1,318,518 (1)(2)	Sequoia Mortgage Trust 2024-9 A20, 5.500%, 10/25/2054	1,317,004	0.1
1,748,444 (2)	Sequoia Mortgage Trust 2025-1 A19, 6.000%, 01/25/2055	1,764,918	0.1
2,317,009 (1)(2)	Shellpoint Co.-Originator Trust 2017-2 B3, 3.618%, 10/25/2047	2,157,669	0.1
1,747,786 (1)(2)	Shellpoint Co-Originator Trust 2017-2 B2, 3.618%, 10/25/2047	1,634,450	0.1
2,000,000 (1)(2)	Starwood Mortgage Residential Trust 2022-2 M1, 4.200%, 02/25/2067	1,603,450	0.1
17,184 (1)	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 3A1, 5.594%, 03/25/2035	15,526	0.0
1,167,868 (1)(2)	Triangle Re Ltd. 2021-3 M1B, 7.256%, (SOFR30A + 2.900%), 02/25/2034	1,171,159	0.1
2,332,773 (1)(2)	UWM Mortgage Trust 2021-INV4 B3, 3.214%, 12/25/2051	1,918,367	0.1
48,863,967 (1)(3)	WaMu Mortgage Pass-Through Certificates 2005-AR1 X, 0.277%, 01/25/2045	491	0.0
18,799,486 (1)(3)	WaMu Mortgage Pass-Through Certificates 2005-AR2 X, 0.157%, 01/25/2045	189	0.0
9,169 (1)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.667%, 10/25/2036	8,554	0.0
44,001 (1)	WaMu Mortgage Pass-Through Certificates 2006-AR12 2A3, 3.752%, 10/25/2036	40,009	0.0
230,884 (1)	WaMu Mortgage Pass-Through Certificates 2006-AR14 1A4, 4.208%, 11/25/2036	208,362	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
60,231 (1)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 4.161%, 12/25/2036	$54,729	0.0
306,382 (1)	WaMu Mortgage Pass-Through Certificates 2007-HY3 1A1, 3.825%, 03/25/2037	257,653	0.0
416,057 (1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 5.197%, 07/25/2034	394,472	0.0
89,977 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2004-AR4 A6, 5.468%, 06/25/2034	88,178	0.0
60,078 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2006-AR14 1A3, 4.208%, 11/25/2036	54,217	0.0
343,734 (1)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2005-10 2A3, 5.172%, (TSFR1M + 1.014%), 11/25/2035	314,701	0.0
395,588	Washington Mutual Mortgage Pass-Through Certificates WMALT 2005-5 CB3, 5.500%, 07/25/2035	373,425	0.0
513,972 (1)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-5 2CB2, 4.872%, (TSFR1M + 0.714%), 07/25/2036	329,446	0.0
1,431,997 (1)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR5 3A, 5.093%, (12MTA + 0.940%), 07/25/2046	884,156	0.0
594,829 (1)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR6 2A, 5.113%, (12MTA + 0.960%), 08/25/2046	343,761	0.0
364,412	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-10 2A9, 6.000%, 11/25/2035	355,323	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
79,442	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	$68,915	0.0
15,833 (1)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.702%, (TSFR1M + 0.544%), 06/25/2037	13,897	0.0
1,175,575 (1)(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.647%, 07/25/2047	1,063,134	0.1
270,164 (1)	Wells Fargo Mortgage Backed Securities Trust 2006-AR12 1A1, 6.766%, 09/25/2036	247,010	0.0
59,763 (1)	Wells Fargo Mortgage Backed Securities Trust 2007-AR7 A1, 6.481%, 12/28/2037	54,368	0.0
1,365,350 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2019-4 B3, 3.514%, 09/25/2049	960,073	0.0
1,746,165 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-1 B3, 3.363%, 12/25/2049	1,540,103	0.1
2,554,860 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-4 B2, 3.154%, 07/25/2050	2,299,432	0.1
1,782,637 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2021-1 B3, 2.697%, 12/25/2050	1,355,654	0.1
295,125 (1)(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.761%, 08/20/2045	274,052	0.0
	Total Collateralized Mortgage Obligations
	(Cost $618,930,159)	593,186,016	27.7

CORPORATE BONDS/NOTES: 22.5%
	Basic Materials: 1.8%
1,965,000	Air Products and Chemicals, Inc., 4.300%, 06/11/2028	1,983,486	0.1
1,881,000 (5)	Albemarle Corp., 4.650%, 06/01/2027	1,883,809	0.1
1,500,000	AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030	1,433,873	0.1
680,000 (2)	Avient Corp., 6.250%, 11/01/2031	691,066	0.0
405,000 (2)	Axalta Coating Systems Dutch Holding B BV, 7.250%, 02/15/2031	424,225	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
150,000 (2)	Axalta Coating Systems LLC, 3.375%, 02/15/2029	$142,241	0.0
3,005,000 (2)	Capstone Copper Corp., 6.750%, 03/31/2033	3,097,821	0.1
375,000 (2)	Chemours Co., 5.750%, 11/15/2028	366,112	0.0
2,340,000 (2)	Chemours Co., 8.000%, 01/15/2033	2,329,235	0.1
770,000 (2)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	742,506	0.0
495,000 (2)	Cleveland-Cliffs, Inc., 7.625%, 01/15/2034	510,375	0.0
590,000 (2)(5)	Constellium SE, 5.625%, 06/15/2028	589,589	0.0
1,075,000 (2)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	1,128,750	0.1
3,175,000 (2)	Corp Nacional del Cobre de Chile, 6.330%, 01/13/2035	3,390,900	0.2
625,000 (2)	Corp Nacional del Cobre de Chile, 6.440%, 01/26/2036	677,969	0.0
1,328,000 (2)	Corp Nacional del Cobre de Chile, 6.780%, 01/13/2055	1,426,272	0.1
1,704,000	Ecolab, Inc., 4.300%, 06/15/2028	1,718,177	0.1
875,000 (1)(2)	GC Treasury Center Co. Ltd., 6.500%, 12/31/2199	890,531	0.0
1,025,000 (1)(2)	GC Treasury Center Co. Ltd., 7.125%, 12/31/2199	1,062,925	0.1
1,750,000 (1)(2)	Inversiones CMPC SA, 6.700%, 12/09/2057	1,794,371	0.1
1,740,000 (2)	New Gold, Inc., 6.875%, 04/01/2032	1,823,934	0.1
1,425,000 (2)(5)	Nexa Resources SA, 6.600%, 04/08/2037	1,470,066	0.1
1,650,000 (2)	NOVA Chemicals Corp., 7.000%, 12/01/2031	1,739,814	0.1
405,000 (2)	Novelis Corp., 3.875%, 08/15/2031	369,570	0.0
170,000 (2)	Novelis Corp., 4.750%, 01/30/2030	164,354	0.0
455,000 (2)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	413,979	0.0
700,000 (2)	OCP SA, 6.700%, 03/01/2036	749,700	0.0
975,000 (2)	OCP SA, 6.750%, 05/02/2034	1,064,471	0.1
315,000	Olin Corp., 5.000%, 02/01/2030	307,973	0.0
982,000	Rio Tinto Finance USA PLC, 4.500%, 03/14/2028	993,101	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
2,025,000 (2)	Sociedad Quimica y Minera de Chile SA, 5.500%, 09/10/2034	$2,056,894	0.1
540,000 (2)	SPCM SA, 3.125%, 03/15/2027	526,930	0.0
		37,965,019	1.8

	Communications: 1.3%
540,000 (2)	Arches Buyer, Inc., 6.125%, 12/01/2028	529,838	0.0
1,180,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/2030	1,115,212	0.1
895,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	815,069	0.1
675,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	669,057	0.0
690,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	685,915	0.0
205,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	204,889	0.0
2,218,000	Cisco Systems, Inc., 4.550%, 02/24/2028	2,252,664	0.1
1,115,000 (2)	CommScope, Inc., 4.750%, 09/01/2029	1,109,235	0.1
810,000 (2)(5)	Connect Finco Sarl / Connect US Finco LLC, 9.000%, 09/15/2029	852,650	0.1
2,690,000 (2)	Directv Financing LLC, 8.875%, 02/01/2030	2,660,333	0.1
271,000 (2)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	270,901	0.0
455,000 (2)	GCI LLC, 4.750%, 10/15/2028	442,568	0.0
475,000 (2)	Gray Media, Inc., 9.625%, 07/15/2032	485,694	0.0
1,500,000	Lamar Media Corp., 4.000%, 02/15/2030	1,437,369	0.1
775,000 (2)	Level 3 Financing, Inc., 4.000%, 04/15/2031	670,189	0.0
515,000 (2)	Level 3 Financing, Inc., 6.875%, 06/30/2033	525,308	0.0
810,000 (2)	Match Group Holdings II LLC, 4.625%, 06/01/2028	796,424	0.0
1,890,000 (2)	Nexstar Media, Inc., 4.750%, 11/01/2028	1,846,289	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
455,000 (2)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	$437,685	0.0
1,265,000 (2)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,259,950	0.1
2,590,000 (2)	Snap, Inc., 6.875%, 03/15/2034	2,627,895	0.1
575,000 (2)	Stagwell Global LLC, 5.625%, 08/15/2029	559,046	0.0
1,681,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	1,602,922	0.1
315,000 (2)	Viavi Solutions, Inc., 3.750%, 10/01/2029	298,084	0.0
775,000 (2)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	759,822	0.0
200,000 (2)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	188,374	0.0
1,890,000 (2)	Vmed O2 UK Financing I PLC, 7.750%, 04/15/2032	1,988,068	0.1
1,015,000 (2)	Windstream Escrow LLC / Windstream Escrow Finance Corp., 8.250%, 10/01/2031	1,052,201	0.1
		28,143,651	1.3

	Consumer, Cyclical: 3.3%
540,000 (2)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	509,473	0.0
810,000 (2)	1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/2029	829,284	0.1
310,000 (2)	Adient Global Holdings Ltd., 7.500%, 02/15/2033	321,233	0.0
205,000 (2)(5)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	215,161	0.0
420,000 (2)	Advance Auto Parts, Inc., 7.000%, 08/01/2030	432,435	0.0
335,000 (2)(5)	Advance Auto Parts, Inc., 7.375%, 08/01/2033	345,722	0.0
185,000 (2)	Allison Transmission, Inc., 3.750%, 01/30/2031	171,060	0.0
420,000 (2)	Allison Transmission, Inc., 5.875%, 06/01/2029	423,812	0.0
525,000 (2)(5)	American Airlines, Inc., 7.250%, 02/15/2028	538,277	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
42,500 (2)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	$42,555	0.0
2,415,000 (2)	American Axle & Manufacturing, Inc., 7.750%, 10/15/2033	2,435,336	0.1
1,928,000	American Honda Finance Corp., GMTN, 4.400%, 10/05/2026	1,934,269	0.1
2,014,000	American Honda Finance Corp., MTN, 1.300%, 09/09/2026	1,964,770	0.1
725,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	747,114	0.0
625,000 (2)(5)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	598,038	0.0
2,200,000 (2)	Caesars Entertainment, Inc., 6.000%, 10/15/2032	2,168,287	0.1
610,000 (2)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	627,838	0.0
895,000 (2)	Carnival Corp., 6.000%, 05/01/2029	908,931	0.1
560,000 (2)	Cinemark USA, Inc., 7.000%, 08/01/2032	582,511	0.0
675,000 (2)	Clarios Global L.P. / Clarios US Finance Co., 6.750%, 09/15/2032	690,380	0.0
1,015,000 (2)	eG Global Finance PLC, 12.000%, 11/30/2028	1,116,293	0.1
1,535,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	1,510,201	0.1
150,000 (2)	Gap, Inc., 3.625%, 10/01/2029	140,537	0.0
405,000 (2)(5)	Gap, Inc., 3.875%, 10/01/2031	370,013	0.0
465,000 (2)	Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.750%, 05/31/2032	488,158	0.0
410,000 (2)	Gates Corp., 6.875%, 07/01/2029	425,949	0.0
3,262,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	3,266,558	0.2
1,575,000 (5)	Goodyear Tire & Rubber Co., 5.250%, 07/15/2031	1,480,787	0.1
440,000 (5)	Goodyear Tire & Rubber Co., 6.625%, 07/15/2030	446,795	0.0
550,000 (2)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	563,700	0.0
480,000 (2)	Hanesbrands, Inc., 9.000%, 02/15/2031	508,703	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
1,115,000 (2)	Hilton Domestic Operating Co., Inc., 5.875%, 03/15/2033	$1,138,985	0.1
990,000	Home Depot, Inc., 4.875%, 06/25/2027	1,006,747	0.1
1,993,000	Honda Motor Co. Ltd., 2.534%, 03/10/2027	1,950,608	0.1
2,940,000	Honda Motor Co. Ltd., 4.436%, 07/08/2028	2,957,854	0.1
1,877,000 (2)(5)	Hyundai Capital America, 5.650%, 06/26/2026	1,894,855	0.1
1,892,000 (2)	Hyundai Capital America, 5.950%, 09/21/2026	1,922,441	0.1
440,000 (2)	Installed Building Products, Inc., 5.750%, 02/01/2028	439,659	0.0
490,000 (2)	Interface, Inc., 5.500%, 12/01/2028	489,616	0.0
610,000 (2)	International Game Technology PLC, 5.250%, 01/15/2029	607,696	0.0
2,750,000 (2)	Light & Wonder International, Inc., 6.250%, 10/01/2033	2,756,517	0.1
300,000 (2)(5)	Light & Wonder International, Inc., 7.500%, 09/01/2031	312,221	0.0
3,086,000	Lowe's Cos., Inc., 3.350%, 04/01/2027	3,057,234	0.2
220,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	193,156	0.0
590,000 (2)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	591,440	0.0
270,000	MGM Resorts International, 4.750%, 10/15/2028	268,082	0.0
150,000	MGM Resorts International, 6.500%, 04/15/2032	152,913	0.0
440,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	434,471	0.0
135,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	135,246	0.0
525,000 (2)	NCL Corp. Ltd., 5.875%, 01/15/2031	525,358	0.0
3,315,000 (2)	NCL Corp. Ltd., 6.750%, 02/01/2032	3,411,323	0.2
1,115,000	Newell Brands, Inc., 6.375%, 09/15/2027	1,133,688	0.1
2,525,000 (2)	Newell Brands, Inc., 8.500%, 06/01/2028	2,677,096	0.1
1,305,000 (2)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	1,316,713	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
290,000 (2)	Royal Caribbean Cruises Ltd., 5.625%, 09/30/2031	$295,915	0.0
555,000 (5)	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	577,719	0.0
505,000 (2)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	469,864	0.0
2,825,000 (2)(5)	SeaWorld Parks & Entertainment, Inc., 5.250%, 08/15/2029	2,779,923	0.1
645,000 (2)	Station Casinos LLC, 4.500%, 02/15/2028	634,599	0.0
420,000 (2)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	385,210	0.0
100,000 (2)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	96,113	0.0
1,660,000 (2)	Tenneco, Inc., 8.000%, 11/17/2028	1,664,226	0.1
1,174,000	Toll Brothers Finance Corp., 4.350%, 02/15/2028	1,177,757	0.1
1,025,000 (2)	Victoria's Secret & Co., 4.625%, 07/15/2029	979,892	0.1
1,030,000 (2)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,031,075	0.1
660,000 (2)	Viking Cruises Ltd., 5.875%, 10/15/2033	661,288	0.0
150,000 (2)	Viking Cruises Ltd., 7.000%, 02/15/2029	150,857	0.0
1,000,000 (2)	Voyager Parent LLC, 9.250%, 07/01/2032	1,058,160	0.1
1,900,000 (5)	Warnermedia Holdings, Inc., 4.279%, 03/15/2032	1,743,250	0.1
590,000 (2)	William Carter Co., 5.625%, 03/15/2027	591,148	0.0
925,000 (2)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 6.250%, 03/15/2033	939,962	0.1
		71,415,057	3.3

	Consumer, Non-cyclical: 3.4%
575,000 (2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	570,643	0.0
355,000 (2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	336,924	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
390,000 (2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	$390,454	0.0
405,000 (2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 6.250%, 03/15/2033	414,809	0.0
575,000 (2)	Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/2030	596,160	0.0
615,000 (2)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	603,338	0.0
3,208,000	Amgen, Inc., 5.150%, 03/02/2028	3,283,375	0.2
255,000 (2)	APi Group DE, Inc., 4.125%, 07/15/2029	246,723	0.0
285,000 (2)	APi Group DE, Inc., 4.750%, 10/15/2029	279,849	0.0
100,000 (2)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.750%, 07/15/2027	99,920	0.0
2,590,000 (2)(5)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	2,681,479	0.1
440,000 (2)	Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028	459,113	0.0
1,965,000	Becton Dickinson & Co., 4.693%, 02/13/2028	1,990,134	0.1
925,000 (2)	Belron UK Finance PLC, 5.750%, 10/15/2029	937,894	0.1
1,325,000 (2)	Bidvest Group UK PLC, 6.200%, 09/17/2032	1,334,275	0.1
210,000 (2)	Brink's Co., 6.500%, 06/15/2029	216,295	0.0
210,000 (2)	Brink's Co., 6.750%, 06/15/2032	218,615	0.0
1,931,000	Cardinal Health, Inc., 4.700%, 11/15/2026	1,945,050	0.1
675,000 (2)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	611,246	0.0
615,000 (2)	Cimpress PLC, 7.375%, 09/15/2032	613,625	0.0
2,835,000 (2)	Concentra Escrow Issuer Corp., 6.875%, 07/15/2032	2,947,357	0.2
469,000 (2)	CPI CG, Inc., 10.000%, 07/15/2029	492,157	0.0
185,000 (2)	DaVita, Inc., 3.750%, 02/15/2031	169,573	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
745,000 (2)	DaVita, Inc., 4.625%, 06/01/2030	$714,603	0.0
250,000 (2)	DaVita, Inc., 6.750%, 07/15/2033	258,010	0.0
1,888,000 (2)	Element Fleet Management Corp., 5.643%, 03/13/2027	1,924,326	0.1
1,504,000	Eli Lilly & Co., 4.550%, 02/12/2028	1,526,741	0.1
1,115,000 (2)(5)	Embecta Corp., 5.000%, 02/15/2030	1,056,930	0.1
700,000 (2)	EquipmentShare. com, Inc., 8.000%, 03/15/2033	748,753	0.0
945,000 (2)	EquipmentShare. com, Inc., 8.625%, 05/15/2032	1,021,445	0.1
505,000 (2)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	533,597	0.0
2,750,000 (2)	Global Medical Response, Inc., 7.375%, 10/01/2032	2,832,321	0.1
440,000 (2)	Graham Holdings Co., 5.750%, 06/01/2026	440,322	0.0
575,000 (2)	Herc Holdings, Inc., 7.000%, 06/15/2030	597,736	0.0
305,000 (2)	Herc Holdings, Inc., 7.250%, 06/15/2033	318,633	0.0
430,000 (2)	Insulet Corp., 6.500%, 04/01/2033	447,429	0.0
675,000 (2)	Jazz Securities DAC, 4.375%, 01/15/2029	658,177	0.0
1,443,000	Johnson & Johnson, 4.550%, 03/01/2028	1,471,902	0.1
135,000 (2)	LifePoint Health, Inc., 8.375%, 02/15/2032	143,996	0.0
675,000 (2)	LifePoint Health, Inc., 10.000%, 06/01/2032	709,566	0.0
1,535,000 (2)	Medline Borrower L.P., 5.250%, 10/01/2029	1,522,863	0.1
1,000,000 (5)	Minerva Luxembourg SA, 4.375%, 03/18/2031	920,000	0.1
1,000,000 (2)	Minerva Luxembourg SA, 8.875%, 09/13/2033	1,101,250	0.1
2,005,000 (2)(5)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	1,758,072	0.1
200,000 (2)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.750%, 05/15/2034	192,027	0.0
660,000 (5)	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	664,973	0.0
455,000 (2)	Post Holdings, Inc., 4.625%, 04/15/2030	439,151	0.0
630,000 (2)	Post Holdings, Inc., 6.250%, 10/15/2034	636,819	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
2,330,000 (2)	Post Holdings, Inc., 6.375%, 03/01/2033	$2,357,515	0.1
515,000 (2)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.375%, 04/30/2029	500,267	0.0
1,988,000	Quest Diagnostics, Inc., 4.600%, 12/15/2027	2,013,097	0.1
1,215,000 (2)	Raven Acquisition Holdings LLC, 6.875%, 11/15/2031	1,251,654	0.1
1,115,000 (2)(5)	Select Medical Corp., 6.250%, 12/01/2032	1,116,504	0.1
1,115,000	Service Corp. International, 5.750%, 10/15/2032	1,130,976	0.1
680,000 (2)	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/2032	703,532	0.0
1,115,000 (2)	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	1,070,610	0.1
2,080,000	Smith & Nephew PLC, 5.150%, 03/20/2027	2,109,064	0.1
1,212,000	Solventum Corp., 5.450%, 02/25/2027	1,232,182	0.1
360,000 (2)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	378,456	0.0
475,000 (2)	Star Parent, Inc., 9.000%, 10/01/2030	502,760	0.0
1,243,000	Stryker Corp., 3.650%, 03/07/2028	1,232,172	0.1
1,075,000	Stryker Corp., 4.700%, 02/10/2028	1,090,910	0.1
185,000	Tenet Healthcare Corp., 4.250%, 06/01/2029	180,828	0.0
440,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	439,567	0.0
685,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	694,595	0.0
675,000 (2)	United Natural Foods, Inc., 6.750%, 10/15/2028	677,039	0.0
185,000 (5)	United Rentals North America, Inc., 3.750%, 01/15/2032	171,517	0.0
475,000	United Rentals North America, Inc., 4.875%, 01/15/2028	473,961	0.0
390,000 (2)	United Rentals North America, Inc., 6.125%, 03/15/2034	406,018	0.0
1,765,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	1,730,654	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
985,000 (2)	US Foods, Inc., 5.750%, 04/15/2033	$992,621	0.1
550,000 (2)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	579,920	0.0
1,115,000 (2)	Williams Scotsman, Inc., 6.625%, 04/15/2030	1,148,706	0.1
4,097,000	Zimmer Biomet Holdings, Inc., 4.700%, 02/19/2027	4,127,891	0.2
		72,391,666	3.4

	Energy: 2.2%
340,000 (2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	339,004	0.0
430,000 (2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	430,911	0.0
73,000 (2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	73,057	0.0
575,000 (2)(5)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	574,262	0.0
555,000 (2)(5)	Baytex Energy Corp., 8.500%, 04/30/2030	571,067	0.0
530,000 (2)(5)	Civitas Resources, Inc., 8.750%, 07/01/2031	543,653	0.0
540,000 (2)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	536,640	0.0
320,000 (2)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	321,484	0.0
2,420,000 (2)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	2,525,391	0.1
1,727,000	Diamondback Energy, Inc., 5.200%, 04/18/2027	1,752,530	0.1
185,000 (2)	DT Midstream, Inc., 4.125%, 06/15/2029	180,546	0.0
320,000 (2)	DT Midstream, Inc., 4.375%, 06/15/2031	309,391	0.0
555,000 (2)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	564,023	0.0
500,000	Ecopetrol SA, 6.875%, 04/29/2030	513,850	0.0
1,030,000	Ecopetrol SA, 8.375%, 01/19/2036	1,066,565	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,589,000	Enbridge, Inc., 4.600%, 06/20/2028	$1,608,163	0.1
503,000 (2)	Enerflex Ltd., 9.000%, 10/15/2027	513,903	0.0
2,725,000 (1)	Energy Transfer L.P. G, 7.125%, 12/31/2199	2,820,953	0.2
2,303,000	Enterprise Products Operating LLC, 4.300%, 06/20/2028	2,321,355	0.1
1,875,000 (2)	Global Partners L.P. / GLP Finance Corp., 8.250%, 01/15/2032	1,978,986	0.1
285,000 (2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	280,997	0.0
305,000 (2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	300,866	0.0
305,000 (2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	294,877	0.0
1,140,000 (2)	Howard Midstream Energy Partners LLC, 7.375%, 07/15/2032	1,184,226	0.1
1,600,000 (2)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.750%, 11/05/2038	1,760,000	0.1
3,289,000	Kinder Morgan, Inc., 1.750%, 11/15/2026	3,204,457	0.2
525,000 (2)	Kinetik Holdings L.P., 5.875%, 06/15/2030	528,447	0.0
525,000 (2)	Kodiak Gas Services LLC, 7.250%, 02/15/2029	545,152	0.0
2,440,000 (2)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	2,523,802	0.1
1,015,000 (2)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	1,038,625	0.1
400,000 (2)	ORLEN SA, 6.000%, 01/30/2035	418,828	0.0
555,000 (2)	Permian Resources Operating LLC, 5.875%, 07/01/2029	557,900	0.0
205,000 (2)	Permian Resources Operating LLC, 6.250%, 02/01/2033	208,971	0.0
1,000,000	Petroleos del Peru SA, 4.750%, 06/19/2032	871,750	0.1
3,300,000	Petroleos Mexicanos, 6.500%, 03/13/2027	3,347,025	0.2
1,475,000 (2)	Pluspetrol Camisea SA / Pluspetrol Lote 56 SA, 6.240%, 07/03/2036	1,579,946	0.1
400,000 (2)	Raizen Fuels Finance SA, 5.700%, 01/17/2035	369,940	0.0
1,000,000 (2)	Raizen Fuels Finance SA, 6.700%, 02/25/2037	967,620	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
130,000 (2)	SM Energy Co., 7.000%, 08/01/2032	$130,195	0.0
1,015,000 (2)	Summit Midstream Holdings LLC, 8.625%, 10/31/2029	1,020,798	0.1
575,000 (2)	Sunoco L.P., 5.875%, 03/15/2034	570,381	0.0
465,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	448,077	0.0
1,555,000 (2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 6.000%, 03/01/2027	1,555,607	0.1
525,000	Transocean International Ltd., 7.875%, 10/15/2032	5,250	0.0
227,250 (2)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	227,706	0.0
64,762 (2)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	66,530	0.0
620,000 (2)(5)	Venture Global LNG, Inc., 7.000%, 01/15/2030	642,004	0.1
590,000 (2)	Venture Global LNG, Inc., 8.125%, 06/01/2028	611,104	0.0
525,000 (2)	Venture Global LNG, Inc., 8.375%, 06/01/2031	551,605	0.0
555,000 (2)	Venture Global Plaquemines LNG LLC, 6.500%, 01/15/2034	584,572	0.0
555,000 (2)	Venture Global Plaquemines LNG LLC, 6.750%, 01/15/2036	589,855	0.0
		46,532,847	2.2

	Financial: 5.0%
265,000 (2)	Acrisure LLC / Acrisure Finance, Inc., 6.000%, 08/01/2029	261,446	0.0
505,000 (2)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	526,478	0.0
240,000 (2)	Acrisure LLC / Acrisure Finance, Inc., 8.500%, 06/15/2029	252,162	0.0
660,000 (2)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	675,631	0.0
540,000 (2)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.375%, 10/01/2032	557,108	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
285,000	Ally Financial, Inc., 5.750%, 11/20/2025	$285,176	0.0
235,000 (5)	Ally Financial, Inc., 6.700%, 02/14/2033	244,923	0.0
1,892,000 (1)	American Express Co., 5.098%, 02/16/2028	1,917,616	0.1
3,343,000 (1)	American Express Co., 5.389%, 07/28/2027	3,375,620	0.2
3,543,000	American Tower Corp., 3.650%, 03/15/2027	3,518,085	0.2
330,000	American Tower Corp., 5.250%, 07/15/2028	339,487	0.0
261,000	American Tower Corp., 5.500%, 03/15/2028	269,071	0.0
1,535,000	Aon North America, Inc., 5.125%, 03/01/2027	1,556,974	0.1
698,000 (2)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	671,692	0.0
1,950,000 (1)(2)	Banco de Credito del Peru S.A., 6.450%, 07/30/2035	2,032,875	0.1
984,000 (1)(2)	Banco del Estado de Chile, 7.950%, 12/31/2199	1,055,955	0.1
3,040,000 (1)	Bank of America Corp., 1.734%, 07/22/2027	2,979,613	0.1
3,781,000 (1)	Bank of America Corp., 3.705%, 04/24/2028	3,757,109	0.2
1,938,000 (1)	Bank of America Corp., 4.376%, 04/27/2028	1,945,302	0.1
1,266,000 (1)	Bank of America Corp., MTN, 2.087%, 06/14/2029	1,199,411	0.1
3,683,000 (1)	Bank of America Corp., MTN, 2.551%, 02/04/2028	3,607,661	0.2
1,673,000	Brown & Brown, Inc., 4.700%, 06/23/2028	1,689,875	0.1
420,000 (2)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	422,549	0.0
2,213,000 (1)(2)	CaixaBank SA, 4.634%, 07/03/2029	2,229,022	0.1
3,172,000 (1)	Capital One Financial Corp., 1.878%, 11/02/2027	3,091,047	0.1
1,225,000 (2)	CFE Fibra E, 5.875%, 09/23/2040	1,233,330	0.1
2,986,000	Corebridge Financial, Inc., 3.650%, 04/05/2027	2,961,591	0.1
2,011,000 (1)	Deutsche Bank AG/ New York NY, 2.311%, 11/16/2027	1,967,228	0.1
2,765,000 (2)	Focus Financial Partners LLC, 6.750%, 09/15/2031	2,833,719	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
290,000 (2)	Freedom Mortgage Corp., 12.250%, 10/01/2030	$323,752	0.0
500,000 (2)	Freedom Mortgage Holdings LLC, 8.375%, 04/01/2032	524,490	0.0
120,000 (2)	Freedom Mortgage Holdings LLC, 9.125%, 05/15/2031	127,776	0.0
1,990,000 (1)	Goldman Sachs Group, Inc., 2.640%, 02/24/2028	1,948,510	0.1
1,115,000 (2)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/2029	1,121,319	0.1
1,045,000 (2)	Iron Mountain, Inc., 5.250%, 07/15/2030	1,034,144	0.1
985,000 (2)	Jane Street Group / JSG Finance, Inc., 6.125%, 11/01/2032	999,095	0.0
1,976,000 (1)	JPMorgan Chase & Co., 2.947%, 02/24/2028	1,945,427	0.1
2,019,000 (1)	JPMorgan Chase & Co., 4.505%, 10/22/2028	2,036,805	0.1
1,889,000 (1)	JPMorgan Chase & Co., 5.040%, 01/23/2028	1,910,742	0.1
1,891,000 (1)	JPMorgan Chase & Co., 5.571%, 04/22/2028	1,932,823	0.1
4,002,000 (1)	JPMorgan Chase & Co., 6.070%, 10/22/2027	4,082,294	0.2
2,149,000	KeyBank NA/ Cleveland OH, 4.390%, 12/14/2027	2,161,540	0.1
135,000 (2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/2027	133,917	0.0
455,000 (2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	446,860	0.0
1,877,000 (1)	Lloyds Banking Group PLC, 5.985%, 08/07/2027	1,904,125	0.1
1,612,000	Marsh & McLennan Cos., Inc., 4.550%, 11/08/2027	1,630,643	0.1
3,000,000 (1)(2)	MF1 Multi-Family Housing Mortgage Loan Trust 2024-FL15 A, 5.824%, (TSFR1M + 1.688%), 08/18/2041	3,011,758	0.1
200,000 (2)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	188,748	0.0
2,515,000 (2)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	2,499,724	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,988,000 (1)	Morgan Stanley, 2.475%, 01/21/2028	$1,945,918	0.1
3,407,000 (1)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	3,334,411	0.2
390,000 (2)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	390,000	0.0
235,000	Navient Corp., 5.000%, 03/15/2027	234,129	0.0
935,000	OneMain Finance Corp., 5.375%, 11/15/2029	925,176	0.0
505,000	OneMain Finance Corp., 6.500%, 03/15/2033	506,429	0.0
76,000	OneMain Finance Corp., 7.125%, 03/15/2026	76,743	0.0
3,450,000 (2)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	3,590,822	0.2
575,000 (2)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	593,224	0.0
1,115,000 (2)	PennyMac Financial Services, Inc., 6.875%, 02/15/2033	1,152,756	0.1
405,000 (2)(5)	PRA Group, Inc., 5.000%, 10/01/2029	376,442	0.0
285,000 (2)	RHP Hotel Properties L.P. / RHP Finance Corp., 6.500%, 06/15/2033	293,711	0.0
625,000 (2)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	645,231	0.0
1,385,000 (2)	Rocket Cos., Inc., 6.375%, 08/01/2033	1,431,209	0.1
2,602,000 (1)	Royal Bank of Canada, GMTN, 4.522%, 10/18/2028	2,624,265	0.1
1,159,000 (1)	Royal Bank of Canada, GMTN, 4.715%, 03/27/2028	1,170,699	0.1
1,675,000 (1)(2)	Scotiabank Peru SAA, 6.100%, 10/01/2035	1,745,249	0.1
315,000 (2)	Starwood Property Trust, Inc., 6.500%, 07/01/2030	326,069	0.0
1,666,000	Toronto-Dominion Bank, GMTN, 4.980%, 04/05/2027	1,690,545	0.1
1,985,000 (1)	Truist Financial Corp., MTN, 1.267%, 03/02/2027	1,960,514	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
515,000 (2)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	$532,981	0.0
1,960,000 (1)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	1,942,760	0.1
1,781,000 (1)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	1,765,260	0.1
		106,676,791	5.0

	Government: 0.1%
1,775,000 (2)	Eagle Funding Luxco Sarl, 5.500%, 08/17/2030	1,804,287	0.1

	Industrial: 2.4%
440,000 (2)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	453,262	0.0
1,532,000	AGCO Corp., 5.450%, 03/21/2027	1,554,880	0.1
1,700,000 (2)	AmeriTex HoldCo Intermediate LLC, 7.625%, 08/15/2033	1,770,947	0.1
1,266,000	Amphenol Corp., 4.375%, 06/12/2028	1,277,660	0.1
1,075,000 (2)	Amsted Industries, Inc., 6.375%, 03/15/2033	1,104,305	0.1
615,000 (2)	Arcosa, Inc., 6.875%, 08/15/2032	642,871	0.0
1,600,000 (2)	Bombardier, Inc., 6.750%, 06/15/2033	1,671,694	0.1
320,000 (2)	Bombardier, Inc., 7.500%, 02/01/2029	333,966	0.0
420,000 (2)	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 02/01/2032	424,707	0.0
895,000 (2)	Builders FirstSource, Inc., 6.375%, 06/15/2032	925,941	0.1
525,000 (2)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	522,202	0.0
1,282,000	Caterpillar Financial Services Corp., 4.400%, 03/03/2028	1,295,949	0.1
1,000,000 (1)(2)	Cemex SAB de CV, 7.200%, 12/31/2199	1,040,400	0.1
575,000 (2)	Chart Industries, Inc., 7.500%, 01/01/2030	599,141	0.0
490,000 (2)	Clean Harbors, Inc., 6.375%, 02/01/2031	502,201	0.0
1,115,000 (2)	Clydesdale Acquisition Holdings, Inc., 6.750%, 04/15/2032	1,144,653	0.1
1,115,000 (2)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	1,147,557	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
500,000 (2)	Energizer Holdings, Inc., 4.750%, 06/15/2028	$492,015	0.0
475,000 (2)(5)	Energizer Holdings, Inc., 6.000%, 09/15/2033	465,155	0.0
1,069,000 (2)	Fortress Transportation and Infrastructure Investors LLC, 5.875%, 04/15/2033	1,076,678	0.1
1,359,000	GATX Corp., 5.400%, 03/15/2027	1,379,295	0.1
505,000 (2)	GFL Environmental, Inc., 4.000%, 08/01/2028	493,509	0.0
305,000 (2)	GFL Environmental, Inc., 4.375%, 08/15/2029	297,829	0.0
220,000 (2)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	216,360	0.0
235,000 (2)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	248,858	0.0
690,000 (2)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	692,416	0.0
660,000 (2)	Imola Merger Corp., 4.750%, 05/15/2029	642,510	0.0
2,946,000	Ingersoll Rand, Inc., 5.197%, 06/15/2027	2,996,874	0.1
1,589,000	John Deere Capital Corp. I, 4.250%, 06/05/2028	1,602,617	0.1
1,589,000	L3Harris Technologies, Inc., 4.400%, 06/15/2028	1,599,814	0.1
2,035,000 (2)(5)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	2,074,125	0.1
2,075,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 01/12/2027	2,100,974	0.1
1,750,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	1,800,723	0.1
2,225,000 (2)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	2,306,488	0.1
1,612,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	1,656,484	0.1
490,000 (2)	Sealed Air Corp., 4.000%, 12/01/2027	481,291	0.0
285,000 (2)	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/2028	289,160	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
590,000 (2)	Sensata Technologies, Inc., 3.750%, 02/15/2031	$545,032	0.0
610,000 (2)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	644,729	0.0
455,000 (2)	Standard Industries, Inc., 3.375%, 01/15/2031	412,429	0.0
285,000 (2)	Standard Industries, Inc., 4.375%, 07/15/2030	273,438	0.0
430,000 (2)	Stonepeak Nile Parent LLC, 7.250%, 03/15/2032	453,159	0.0
405,000 (2)	Terex Corp., 6.250%, 10/15/2032	412,904	0.0
645,000 (2)	TransDigm, Inc., 6.000%, 01/15/2033	652,716	0.0
165,000 (2)	TransDigm, Inc., 6.250%, 01/31/2034	169,812	0.0
1,100,000 (2)	TransDigm, Inc., 6.375%, 05/31/2033	1,115,117	0.1
370,000 (2)	TransDigm, Inc., 6.625%, 03/01/2032	381,394	0.0
525,000 (2)	TransDigm, Inc., 6.750%, 01/31/2034	543,204	0.0
1,896,000	Veralto Corp., 5.500%, 09/18/2026	1,919,620	0.1
1,957,000	Waste Management, Inc., 4.950%, 07/03/2027	1,991,739	0.1
1,670,000 (2)	Waste Pro USA, Inc., 7.000%, 02/01/2033	1,733,956	0.1
440,000 (2)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	431,216	0.0
		51,005,976	2.4

	Technology: 1.4%
860,000	Advanced Micro Devices, Inc., 4.319%, 03/24/2028	867,673	0.1
540,000 (2)	Amentum Escrow Corp., 7.250%, 08/01/2032	561,147	0.0
1,911,000	Analog Devices, Inc., 4.250%, 06/15/2028	1,924,822	0.1
1,944,000	Broadcom, Inc., 4.150%, 02/15/2028	1,949,469	0.1
1,921,000	Broadcom, Inc., 4.800%, 04/15/2028	1,956,719	0.1
800,000 (2)	CACI International, Inc., 6.375%, 06/15/2033	826,241	0.1
2,786,000	Cadence Design Systems, Inc., 4.200%, 09/10/2027	2,798,672	0.1
3,310,000 (2)	Cloud Software Group, Inc., 6.500%, 03/31/2029	3,343,498	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
525,000 (2)	Cloud Software Group, Inc., 6.625%, 08/15/2033	$534,969	0.0
2,060,000 (2)	CoreWeave, Inc., 9.250%, 06/01/2030	2,130,048	0.1
340,000 (2)	Entegris Escrow Corp., 5.950%, 06/15/2030	345,180	0.0
235,000 (2)	Entegris, Inc., 3.625%, 05/01/2029	223,620	0.0
645,000 (2)	Fair Isaac Corp., 6.000%, 05/15/2033	654,638	0.0
3,173,000	Fiserv, Inc., 5.150%, 03/15/2027	3,215,893	0.2
700,000 (2)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	733,804	0.0
550,000 (2)	McAfee Corp., 7.375%, 02/15/2030	510,816	0.0
270,000 (2)	Open Text Corp., 3.875%, 12/01/2029	255,544	0.0
540,000 (2)	Open Text Holdings, Inc., 4.125%, 02/15/2030	512,215	0.0
535,000 (2)(5)	Playtika Holding Corp., 4.250%, 03/15/2029	491,684	0.0
791,000	Synopsys, Inc., 4.650%, 04/01/2028	799,991	0.0
3,325,000 (2)	UKG, Inc., 6.875%, 02/01/2031	3,433,362	0.2
1,763,000	VMware LLC, 3.900%, 08/21/2027	1,756,906	0.1
		29,826,911	1.4

	Utilities: 1.6%
1,282,000	AES Corp., 5.450%, 06/01/2028	1,313,351	0.1
1,246,610 (2)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	1,182,722	0.1
376,335	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	357,048	0.0
2,257,000	Alabama Power Co., 3.750%, 09/01/2027	2,253,588	0.1
1,015,000 (2)	Alpha Generation LLC, 6.750%, 10/15/2032	1,048,495	0.0
1,856,000	Ameren Corp., 5.700%, 12/01/2026	1,885,691	0.1
2,748,000	Ameren Illinois Co., 3.800%, 05/15/2028	2,739,061	0.1
320,000 (2)	Calpine Corp., 4.500%, 02/15/2028	318,863	0.0
270,000 (2)	Calpine Corp., 5.000%, 02/01/2031	269,380	0.0
440,000 (2)	Calpine Corp., 5.125%, 03/15/2028	440,550	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,397,000 (2)	Capital Power US Holdings, Inc., 5.257%, 06/01/2028	$1,424,067	0.1
1,075,256 (2)	Chile Electricity Lux Mpc II Sarl, 5.580%, 10/20/2035	1,105,497	0.0
1,225,000 (2)	Comision Federal de Electricidad, 5.700%, 01/24/2030	1,247,969	0.1
1,700,000 (2)	Comision Federal de Electricidad, 6.450%, 01/24/2035	1,739,202	0.1
1,397,000	Eversource Energy, 2.900%, 03/01/2027	1,372,529	0.1
1,105,000	Georgia Power Co., 5.004%, 02/23/2027	1,121,029	0.0
540,000 (2)	Lightning Power LLC, 7.250%, 08/15/2032	572,098	0.0
2,026,000	National Rural Utilities Cooperative Finance Corp., 4.120%, 09/16/2027	2,034,471	0.1
1,696,000	NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	1,713,302	0.1
480,000 (2)	NRG Energy, Inc., 6.000%, 02/01/2033	487,836	0.0
520,000 (2)	NRG Energy, Inc., 6.250%, 11/01/2034	533,372	0.0
3,285,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	3,402,032	0.2
1,890,000	Sempra Energy, 5.400%, 08/01/2026	1,907,048	0.1
2,950,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	2,535,588	0.1
320,000 (2)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	313,535	0.0
505,000 (2)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	504,985	0.0
235,000 (2)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	235,319	0.0
320,000 (2)	Vistra Operations Co. LLC, 7.750%, 10/15/2031	338,853	0.0
1,251,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	1,180,077	0.1
		35,577,558	1.6
	Total Corporate Bonds/Notes
	(Cost $476,093,235)	481,339,763	22.5

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 18.6%
5,000,000 (1)(2)	ARDN Mortgage Trust 2025-ARCP A, 5.900%, (TSFR1M + 1.750%), 06/15/2035	$5,008,045	0.2
1,762,029 (1)(2)	AREIT LLC 2023-CRE8 A, 6.255%, (TSFR1M + 2.112%), 08/17/2041	1,764,005	0.1
5,000,000 (1)(2)	AREIT Ltd. 2025-CRE10 A, 5.531%, (TSFR1M + 1.388%), 12/17/2029	5,012,943	0.2
3,500,000 (1)(2)	ARES1 2024-IND2 A, 5.593%, (TSFR1M + 1.443%), 10/15/2034	3,506,743	0.2
1,500,000 (2)	ARZ Trust 2024-BILT C, 6.361%, 06/11/2039	1,538,137	0.1
1,600,000 (2)	Atrium Hotel Portfolio Trust 2024-ATRM A, 5.590%, 11/10/2029	1,632,683	0.1
3,400,000 (2)	Atrium Hotel Portfolio Trust 2024-ATRM B, 6.090%, 11/10/2029	3,475,142	0.2
2,500,000 (1)(2)	BAHA Trust 2024-MAR A, 6.171%, 12/10/2041	2,588,626	0.1
2,500,000 (1)(2)	BAHA Trust 2024-MAR B, 7.069%, 12/10/2041	2,609,519	0.1
2,000,000 (1)(2)	BAMLL Trust 2025-ASHF A, 6.001%, (TSFR1M + 1.850%), 02/15/2042	2,006,034	0.1
1,000,000 (1)(2)	BAMLL Trust 2025-ASHF B, 6.501%, (TSFR1M + 2.350%), 02/15/2042	1,006,518	0.1
685,000 (1)	BANK 2017-BNK4 C, 4.372%, 05/15/2050	610,029	0.0
5,320,000 (1)(2)(3)	BANK 2017-BNK4 XE, 1.630%, 05/15/2050	97,596	0.0
16,600,000 (1)(2)(3)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	373,140	0.0
9,245,618 (1)(3)	BANK 2019-BN16 XA, 1.091%, 02/15/2052	217,563	0.0
47,977,633 (1)(3)	BANK 2019-BN17 XA, 1.150%, 04/15/2052	1,368,005	0.1
56,850,016 (1)(3)	BANK 2019-BN22 XA, 0.694%, 11/15/2062	1,172,787	0.1
2,500,000 (1)	BANK5 2024-5YR10 C, 5.743%, 10/15/2057	2,483,786	0.1
2,000,000 (1)	BANK5 2025-5YR15 C, 5.806%, 07/15/2058	2,011,356	0.1
1,000,000 (1)	BBCMS Mortgage Trust 2024-5C31 C, 5.756%, 12/15/2057	1,006,315	0.1
1,300,000 (1)	BBCMS Mortgage Trust 2025-5C34 B, 6.542%, 05/15/2058	1,368,991	0.1
1,000,000 (1)	BBCMS Mortgage Trust 2025-5C36 B, 6.187%, 08/15/2058	1,040,240	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
9,875,481 (1)(3)	BBCMS Trust 2021-C10 XA, 1.329%, 07/15/2054	$503,283	0.0
2,000,000 (1)(2)	BDS LLC 2024-FL13 A, 5.710%, (TSFR1M + 1.576%), 09/19/2039	2,011,330	0.1
5,000,000 (1)(2)	BDS LLC 2025-FL15 A, 5.534%, (TSFR1M + 1.400%), 03/19/2043	5,014,065	0.2
917,191 (1)(2)	BDS Ltd. 2021-FL10 A, 5.600%, (TSFR1M + 1.464%), 12/16/2036	917,426	0.0
95,675,665 (1)(3)	Benchmark Mortgage Trust 2018-B7 XA, 0.561%, 05/15/2053	920,873	0.0
43,392,010 (1)(3)	Benchmark Mortgage Trust 2019-B10 XA, 1.380%, 03/15/2062	1,575,260	0.1
42,285,000 (1)(2)(3)	Benchmark Mortgage Trust 2019-B10 XB, 1.073%, 03/15/2062	1,198,573	0.1
39,249,311 (1)(3)	Benchmark Mortgage Trust 2019-B12 XA, 1.201%, 08/15/2052	1,001,974	0.1
3,090,000 (2)	Benchmark Mortgage Trust 2019-B9 D, 3.000%, 03/15/2052	2,051,267	0.1
7,330,000 (1)(2)(3)	Benchmark Mortgage Trust 2019-B9 XD, 2.157%, 03/15/2052	412,162	0.0
950,000 (1)	Benchmark Mortgage Trust 2020-B16 AM, 2.944%, 02/15/2053	864,521	0.0
17,298,909 (1)(3)	Benchmark Mortgage Trust 2021-B24 XA, 1.250%, 03/15/2054	707,637	0.0
9,612,476 (1)(3)	Benchmark Mortgage Trust 2021-B28 XA, 1.351%, 08/15/2054	490,668	0.0
2,000,000 (1)	Benchmark Mortgage Trust 2025-V16 B, 6.339%, 08/15/2058	2,074,165	0.1
1,000,000 (1)	Benchmark Mortgage Trust 2025-V17 C, 5.873%, 09/15/2058	1,005,981	0.1
1,853,994 (1)(2)	BFLD Mortgage Trust 2024-WRHS A, 5.642%, (TSFR1M + 1.492%), 08/15/2026	1,856,419	0.1
5,000,000 (1)(2)	BHMS Commercial Mortgage Trust 2025-ATLS B, 6.700%, (TSFR1M + 2.550%), 08/15/2042	5,016,670	0.2
2,100,000 (1)(2)	BIG Commercial Mortgage Trust 2022-BIG B, 5.891%, (TSFR1M + 1.741%), 02/15/2039	2,095,817	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,653,000 (2)(4)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	$2,286,816	0.1
3,002,000 (2)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.357%, 05/25/2052	2,553,449	0.1
2,500,000 (1)	BMO Mortgage Trust 2024-5C7 A3, 5.566%, 11/15/2057	2,598,714	0.1
3,500,000	BMO Mortgage Trust 2025-5C10 A3, 5.578%, 05/15/2058	3,652,032	0.2
2,500,000 (1)	BMO Mortgage Trust 2025-5C10 B, 6.445%, 05/15/2058	2,614,570	0.1
4,100,000 (1)(2)	BMP 2024-MF23 C, 5.991%, (TSFR1M + 1.841%), 06/15/2041	4,115,075	0.2
1,000,000 (1)(2)	BSPRT Issuer LLC 2025-FL12 A, 5.486%, (TSFR1M + 1.386%), 01/17/2043	998,424	0.0
2,391,012 (1)(2)	BX 2024-BRVE A, 5.991%, (TSFR1M + 1.841%), 04/15/2026	2,397,460	0.1
4,326,923 (1)(2)	BX 2024-PALM A, 5.691%, (TSFR1M + 1.541%), 06/15/2037	4,339,138	0.2
4,970,000 (1)(2)	BX Commercial Mortgage Trust 2021-21M E, 6.435%, (TSFR1M + 2.285%), 10/15/2036	4,966,730	0.2
3,390,898 (1)(2)	BX Commercial Mortgage Trust 2021-VOLT D, 5.915%, (TSFR1M + 1.764%), 09/15/2036	3,382,048	0.2
1,453,242 (1)(2)	BX Commercial Mortgage Trust 2021-VOLT F, 6.665%, (TSFR1M + 2.514%), 09/15/2036	1,451,473	0.1
2,362,829 (1)(2)	BX Commercial Mortgage Trust 2023-XL3 A, 5.912%, (TSFR1M + 1.761%), 12/09/2040	2,368,766	0.1
2,397,950 (1)(2)	BX Commercial Mortgage Trust 2024-AIR2 A, 5.643%, (TSFR1M + 1.492%), 10/15/2041	2,404,870	0.1
4,680,976 (1)(2)	BX Commercial Mortgage Trust 2024-AIRC A, 5.841%, (TSFR1M + 1.691%), 08/15/2039	4,696,460	0.2
			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,745,044 (1)(2)	BX Commercial Mortgage Trust 2024-GPA3 A, 5.443%, (TSFR1M + 1.293%), 12/15/2039	$1,751,446	0.1
1,974,013 (1)(2)	BX Commercial Mortgage Trust 2024-KING A, 5.691%, (TSFR1M + 1.541%), 05/15/2034	1,977,119	0.1
1,328,182 (1)(2)	BX Commercial Mortgage Trust 2024-MF D, 6.840%, (TSFR1M + 2.690%), 02/15/2039	1,334,084	0.1
1,856,070 (1)(2)	BX Commercial Mortgage Trust 2024-XL4 A, 5.592%, (TSFR1M + 1.442%), 02/15/2039	1,859,843	0.1
1,392,053 (1)(2)	BX Commercial Mortgage Trust 2024-XL4 C, 6.341%, (TSFR1M + 2.191%), 02/15/2039	1,398,197	0.1
4,579,317 (1)(2)	BX Commercial Mortgage Trust 2024-XL5 C, 6.091%, (TSFR1M + 1.941%), 03/15/2041	4,593,263	0.2
3,500,000 (1)(2)	BX Trust 2021-LBA EJV, 6.265%, (TSFR1M + 2.114%), 02/15/2036	3,496,038	0.2
2,767,834 (1)(2)	BX Trust 2021-LBA EV, 6.265%, (TSFR1M + 2.114%), 02/15/2036	2,764,701	0.1
845,329 (1)(2)	BX Trust 2021-RISE B, 5.514%, (TSFR1M + 1.364%), 11/15/2036	844,611	0.0
927,976 (1)(2)	BX Trust 2021-SDMF D, 5.651%, (TSFR1M + 1.501%), 09/15/2034	924,336	0.0
1,391,964 (1)(2)	BX Trust 2021-SDMF E, 5.851%, (TSFR1M + 1.701%), 09/15/2034	1,386,563	0.1
700,000 (1)(2)	BX Trust 2022-FOX2 C, 5.460%, (TSFR1M + 1.309%), 04/15/2039	698,689	0.0
1,180,000 (1)(2)	BX Trust 2022-LBA6 C, 5.750%, (TSFR1M + 1.600%), 01/15/2039	1,180,294	0.1
1,500,000 (1)(2)	BX Trust 2022-VAMF F, 7.449%, (TSFR1M + 3.299%), 01/15/2039	1,489,535	0.1
1,384,060 (1)(2)	BX Trust 2024-CNYN C, 6.091%, (TSFR1M + 1.941%), 04/15/2041	1,387,899	0.1
961,153 (1)(2)	BX Trust 2024-CNYN D, 6.840%, (TSFR1M + 2.690%), 04/15/2041	965,882	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000 (1)(2)	BX Trust 2024-VLT4 A, 5.642%, (TSFR1M + 1.491%), 06/15/2041	$3,005,602	0.1
2,490,288 (1)(2)	BX Trust 2025-ROIC C, 5.693%, (TSFR1M + 1.543%), 03/15/2030	2,487,943	0.1
2,000,000 (1)(2)	BX Trust 2025-TAIL A, 5.550%, (TSFR1M + 1.400%), 06/15/2035	1,999,881	0.1
5,000,000 (1)(2)	BX Trust 2025-VLT6 C, 6.342%, (TSFR1M + 2.192%), 03/15/2042	5,004,532	0.2
4,000,000 (1)(2)	Caliun 2024-SUN A, 6.108%, (TSFR1M + 1.891%), 07/15/2041	4,014,993	0.2
1,660,000 (1)	Cantor Commercial Real Estate Lending 2019-CF1 B, 4.178%, 05/15/2052	1,528,582	0.1
88,073,903 (1)(3)	Cantor Commercial Real Estate Lending 2019-CF1 XA, 1.270%, 05/15/2052	2,408,011	0.1
32,263,886 (1)(3)	Cantor Commercial Real Estate Lending 2019-CF2 XA, 1.303%, 11/15/2052	1,100,102	0.1
1,250,000 (1)	CCUBS Commercial Mortgage Trust 2017-C1 B, 4.159%, 11/15/2050	1,186,265	0.1
6,410,271 (1)(3)	CD Mortgage Trust 2016-CD1 XA, 1.473%, 08/10/2049	25,357	0.0
14,660,000 (1)(2)(3)	CD Mortgage Trust 2016-CD1 XB, 0.806%, 08/10/2049	47,698	0.0
165,275	Citigroup Commercial Mortgage Trust 2015-GC31 A4, 3.762%, 06/10/2048	162,369	0.0
37,433,755 (1)(3)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.159%, 08/10/2056	1,129,900	0.1
9,058,358 (1)(3)	COMM Mortgage Trust 2016-COR1 XA, 1.457%, 10/10/2049	40,209	0.0
1,500,000 (1)	COMM Mortgage Trust 2017-COR2 B, 4.206%, 09/10/2050	1,447,527	0.1
3,000,000 (1)(2)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	3,060,745	0.1
3,000,000 (1)(2)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	3,051,434	0.1
			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,848,902 (1)(2)(3)	Commercial Mortgage Pass Through Certificates 2012-LTRT XA, 0.927%, 10/05/2030	$33,953	0.0
1,500,000 (1)(2)	CONE Trust 2024-DFW1 A, 5.792%, (TSFR1M + 1.642%), 08/15/2041	1,500,991	0.1
2,200,000 (1)	CSAIL Commercial Mortgage Trust 2020-C19 B, 3.476%, 03/15/2053	1,862,052	0.1
3,650,000 (1)(2)	DC Trust 2024-HLTN A, 5.933%, 04/13/2040	3,693,545	0.2
2,750,000 (1)(2)	DK Trust 2024-SPBX D, 6.900%, (TSFR1M + 2.750%), 03/15/2034	2,760,765	0.1
2,000,000 (1)(2)	DTP Commercial Mortgage Trust 2023-STE2 A, 6.038%, 01/15/2041	2,054,962	0.1
2,000,000 (2)	ELM Trust 2024-ELM C15, 6.396%, 06/10/2039	2,018,050	0.1
6,169,304 (1)(2)	EQUS Mortgage Trust 2021-EQAZ C, 5.765%, (TSFR1M + 1.614%), 10/15/2038	6,162,391	0.3
843,276 (1)(2)	Extended Stay America Trust 2021-ESH E, 7.114%, (TSFR1M + 2.964%), 07/15/2038	844,819	0.0
1,686,552 (1)(2)	Extended Stay America Trust 2021-ESH F, 7.964%, (TSFR1M + 3.814%), 07/15/2038	1,690,423	0.1
1,500,000 (1)(2)	Extended Stay America Trust 2025-ESH D, 6.750%, (TSFR1M + 2.600%), 10/15/2042	1,510,311	0.1
2,000,000 (1)(2)	Extended Stay America Trust 2025-ESH E, 7.500%, (TSFR1M + 3.350%), 10/15/2042	2,012,501	0.1
2,500,000 (1)(2)	Fashion Show Mall LLC 2024-SHOW A, 5.274%, 10/10/2041	2,538,261	0.1
2,500,000 (1)(2)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU D, 6.750%, (TSFR1M + 2.600%), 12/15/2039	2,508,953	0.1
19,646,979 (1)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.685%, 04/25/2030	1,142,065	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,417,435 (1)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 1.093%, 08/25/2036	$179,938	0.0
2,000,000 (1)(2)	FS Rialto Issuer LLC 2024-FL9 A, 5.764%, (TSFR1M + 1.631%), 10/19/2039	2,012,730	0.1
5,000,000 (1)(2)	FS Rialto Issuer LLC 2025-FL10 A, 5.519%, (TSFR1M + 1.385%), 08/19/2042	5,008,887	0.2
3,700,000 (1)(2)	FS Trust 2024-HULA A, 5.961%, (TSFR1M + 1.811%), 08/15/2039	3,711,484	0.2
4,690,000 (2)	GAM RE-REMIC Trust 2022-FRR3 BK71, 1.958%, 11/27/2050	4,331,414	0.2
2,676,000 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	2,190,091	0.1
46,216 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	45,547	0.0
1,849,000 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	1,774,549	0.1
2,500,000 (1)(2)	Great Wolf Trust 2024-WOLF D, 7.040%, (TSFR1M + 2.890%), 03/15/2039	2,517,676	0.1
2,500,000 (1)(2)	Greystone CRE Notes LLC 2025-FL4 A, 5.631%, (TSFR1M + 1.481%), 01/15/2043	2,512,143	0.1
500,000 (1)	GS Mortgage Securities Trust 2018-GS9 B, 4.321%, 03/10/2051	464,580	0.0
13,044,534 (1)(3)	GS Mortgage Securities Trust 2019-GC38 XA, 1.169%, 02/10/2052	352,814	0.0
32,329,582 (1)(3)	GS Mortgage Securities Trust 2019-GC40 XA, 1.256%, 07/10/2052	1,069,443	0.1
660,000	GS Mortgage Securities Trust 2019-GSA1 B, 3.511%, 11/10/2052	613,878	0.0
80,316,181 (1)(3)	GS Mortgage Securities Trust 2019-GSA1 XA, 0.927%, 11/10/2052	2,090,698	0.1
5,000,000 (1)(2)	GSMS Trustair 2024-FAIR A, 6.072%, 07/15/2029	5,161,115	0.2
1,000,000 (1)(2)	HLTN Commercial Mortgage Trust 2024-DPLO A, 5.792%, (TSFR1M + 1.642%), 06/15/2041	1,002,904	0.1
			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,300,000 (1)(2)	HTL Commercial Mortgage Trust 2024-T53 A, 6.071%, 05/10/2039	$5,378,438	0.3
4,000,000 (1)(2)	INTOWN Mortgage Trust 2025-STAY D, 7.000%, (TSFR1M + 2.850%), 03/15/2042	4,005,622	0.2
3,250,000 (1)(2)	IP Mortgage Trust 2025-IP A, 5.425%, 06/10/2042	3,311,632	0.2
5,000,000 (1)(2)	IRV Trust 2025-200P B, 5.621%, 03/14/2047	5,049,487	0.2
4,050,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 6.358%, (TSFR1M + 2.207%), 07/15/2036	3,155,310	0.2
750,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3 AS, 3.144%, 08/15/2049	722,890	0.0
2,000,000 (1)(2)	KIND Commercial Mortgage Trust 2024-1A, 6.040%, (TSFR1M + 1.890%), 08/15/2041	2,005,728	0.1
5,000,000 (1)(2)	KSL Commercial Mortgage Trust 2024-HT2 B, 6.192%, (TSFR1M + 2.042%), 12/15/2039	5,011,039	0.2
2,000,000 (1)(2)	LBA Trust 2024-BOLT A, 5.741%, (TSFR1M + 1.591%), 06/15/2039	2,005,118	0.1
2,000,000 (1)(2)	Life Mortgage Trust 2022-BMR2 A1, 5.445%, (TSFR1M + 1.295%), 05/15/2039	1,947,234	0.1
2,000,000 (1)(2)	LoanCore 2025 Issuer LLC 2025-CRE8 A, 5.528%, (TSFR1M + 1.385%), 08/17/2042	2,006,633	0.1
9,164,328 (1)(2)(3)	LSTAR Commercial Mortgage Trust 2017-5X, 1.004%, 03/10/2050	58,593	0.0
1,224,652 (1)(2)	MCR Mortgage Trust 2024-HTL D, 8.056%, (TSFR1M + 3.905%), 02/15/2037	1,229,562	0.1
1,000,000 (1)(2)	MED Commercial Mortgage Trust 2024-MOB A, 5.742%, (TSFR1M + 1.592%), 05/15/2041	998,899	0.1
4,000,000 (1)(2)	MF1 LLC 2024-FL14 A, 5.871%, (TSFR1M + 1.737%), 03/19/2039	4,018,748	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000 (1)(2)	MF1 LLC 2025-FL17 A, 5.456%, (TSFR1M + 1.320%), 02/18/2040	$3,007,122	0.1
4,250,000 (1)(2)	MF1 LLC 2025-FL20 A, 5.586%, (TSFR1M + 1.450%), 02/18/2043	4,269,921	0.2
2,560,000 (1)(2)	MHP 2022-MHIL E, 6.761%, (TSFR1M + 2.611%), 01/15/2039	2,562,016	0.1
1,000,000 (1)(2)	MHP Commercial Mortgage Trust 2025-MHIL2 C, 6.200%, (TSFR1M + 2.050%), 09/15/2040	1,001,552	0.1
1,500,000 (1)(2)	MHP Commercial Mortgage Trust 2025-MHIL2 D, 6.800%, (TSFR1M + 2.650%), 09/15/2040	1,502,860	0.1
2,000,000 (1)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27 C, 4.620%, 12/15/2047	1,937,127	0.1
14,106,689 (1)(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XA, 0.902%, 11/15/2052	155,016	0.0
30,212,255 (1)(3)	Morgan Stanley Capital I 2017-HR2 XA, 0.990%, 12/15/2050	453,424	0.0
25,660,000 (1)(2)(3)	Morgan Stanley Capital I Trust 2018-L1 XD, 1.938%, 10/15/2051	1,235,582	0.1
20,725,931 (1)(3)	Morgan Stanley Capital I Trust 2021-L6 XA, 1.256%, 06/15/2054	784,050	0.0
1,650,000 (1)(2)	MTN Commercial Mortgage Trust 2022-LPFL A, 5.557%, (TSFR1M + 1.397%), 03/15/2039	1,650,298	0.1
3,000,000 (1)(2)	NXPT Commercial Mortgage Trust 2024-STOR B, 4.803%, 11/05/2041	2,983,250	0.1
3,000,000 (1)(2)	NYC Commercial Mortgage Trust 2025-3BP A, 5.363%, (TSFR1M + 1.213%), 02/15/2042	2,993,813	0.1
3,000,000 (1)(2)	NYC Commercial Mortgage Trust 2025-3BP C, 6.042%, (TSFR1M + 1.892%), 02/15/2042	3,001,336	0.1
5,000,000 (1)(2)	ORL Trust 2024-GLKS C, 6.442%, (TSFR1M + 2.291%), 12/15/2039	5,015,124	0.2
			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000 (1)(2)	PENN Commercial Mortgage Trust 2025-P11 B, 6.125%, 08/10/2042	$2,039,047	0.1
1,355,864 (1)(2)	PFP Ltd. 2024-11 A, 6.050%, (TSFR1M + 1.832%), 09/17/2039	1,358,944	0.1
13,000,000 (2)	Prima Capital CRE Securitization Ltd. 2019-7A D, 4.250%, 12/25/2050	12,298,926	0.6
1,000,000 (1)(2)	PRM Trust 2025-PRM6 A, 4.630%, 07/05/2033	997,364	0.0
1,000,000 (1)(2)	PRM Trust 2025-PRM6 C, 5.175%, 07/05/2033	998,298	0.0
2,000,000 (1)(2)	PRM Trust 2025-PRM6 D, 5.867%, 07/05/2033	1,999,475	0.1
5,000,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.337%, 11/08/2049	4,803,962	0.2
8,030,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB64, 2.189%, 03/01/2050	7,588,399	0.4
2,750,000 (2)(4)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	2,475,567	0.1
2,700,000 (1)(2)	SCG Trust 2025-SNIP A, 5.750%, (TSFR1M + 1.500%), 09/15/2030	2,711,817	0.1
2,500,000 (1)(2)	SHR Trust 2024-LXRY A, 6.100%, (TSFR1M + 1.950%), 10/15/2041	2,507,450	0.1
3,000,000 (1)(2)	SMRT 2022-MINI E, 6.851%, (TSFR1M + 2.700%), 01/15/2039	2,976,751	0.1
2,500,000 (1)(2)	SWCH Commercial Mortgage Trust 2025-DATA B, 5.993%, (TSFR1M + 1.842%), 02/15/2042	2,493,777	0.1
2,500,000 (1)(2)	SWCH Commercial Mortgage Trust 2025-DATA C, 6.242%, (TSFR1M + 2.092%), 02/15/2042	2,494,315	0.1
4,418,311 (2)	THPT Mortgage Trust 2023-THL A, 7.227%, 12/10/2034	4,488,630	0.2
21,245,646 (1)(3)	UBS Commercial Mortgage Trust 2019- C16 XA, 1.684%, 04/15/2052	809,617	0.0
3,000,000 (2)	VTR Commercial Mortgage Trust 2025- STEM A, 5.201%, 10/13/2041	3,001,986	0.1
2,220,000	Wells Fargo Commercial Mortgage Trust 2016-C37 A5, 3.794%, 12/15/2049	2,204,055	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)	Wells Fargo Commercial Mortgage Trust 2017-C41 B, 4.188%, 11/15/2050	$952,963	0.0
2,588,000	Wells Fargo Commercial Mortgage Trust 2019-C49 B, 4.546%, 03/15/2052	2,526,370	0.1
2,500,000 (2)	Wells Fargo Commercial Mortgage Trust 2021-C59 E, 2.500%, 04/15/2054	1,679,507	0.1
18,765,931 (1)(3)	Wells Fargo Commercial Mortgage Trust 2021-C59 XA, 1.620%, 04/15/2054	1,072,880	0.1
2,000,000 (1)	Wells Fargo Commercial Mortgage Trust 2025-5C4 B, 6.394%, 05/15/2058	2,092,281	0.1
2,000,000 (1)	Wells Fargo Commercial Mortgage Trust 2025-5C5 C, 6.014%, 07/15/2058	2,022,834	0.1
5,000,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2025-B33RP A, 5.500%, (TSFR1M + 1.350%), 08/15/2042	5,007,275	0.2
2,500,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2025-VTT C, 6.029%, 03/15/2038	2,511,602	0.1
5,000,000 (1)(2)	WHARF Commercial Mortgage Trust 2025-DC A, 5.528%, 07/15/2040	5,133,715	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $395,659,822)	398,275,133	18.6

ASSET-BACKED SECURITIES: 11.4%
	Home Equity Asset-Backed Securities: 0.6%
1,680,043 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	1,372,604	0.1
2,737,870 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	2,085,551	0.1
269,742 (1)	GSAA Home Equity Trust 2006-3 A3, 4.872%, (TSFR1M + 0.714%), 03/25/2036	130,245	0.0
1,736,016 (1)	GSAA Home Equity Trust 2006-4 4A3, 4.114%, 03/25/2036	1,040,558	0.1
			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities: (continued)
777,799 (1)	GSAA Home Equity Trust 2007-1 1A1, 4.432%, (TSFR1M + 0.274%), 02/25/2037	$217,277	0.0
760,845 (1)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	270,029	0.0
665,180 (1)	Morgan Stanley Mortgage Loan Trust 2007-10XS A2, 6.250%, 02/25/2037	368,181	0.0
291,494 (1)	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 4.732%, (TSFR1M + 0.574%), 02/25/2037	264,590	0.0
2,529,969 (1)	Renaissance Home Equity Loan Trust 2004-4 MF2, 5.818%, 02/25/2035	2,260,529	0.1
921,986 (2)	Unlock HEA Trust 2024-2 A, 6.500%, 10/25/2039	921,001	0.1
2,989,609 (2)	Unlock HEA Trust 2025-1 A, 6.750%, 07/25/2041	2,999,694	0.1
		11,930,259	0.6

	Other Asset-Backed Securities: 10.1%
2,950,000 (1)(2)	AB BSL CLO 3 Ltd. 2021-3A D1R, 6.975%, (TSFR3M + 2.650%), 04/20/2038	2,941,067	0.1
1,500,000 (1)(2)	AMMC CLO 25 Ltd. 2022-25A CR2, 5.953%, (TSFR3M + 1.950%), 10/15/2038	1,504,300	0.1
2,700,000 (1)(2)	Apidos CLO XXIV 2016-24A BRR, 6.637%, (TSFR3M + 2.312%), 10/20/2030	2,705,225	0.1
1,800,000 (2)	Applebee's Funding LLC / IHOP Funding LLC 2025-1A A2, 6.720%, 06/07/2055	1,825,442	0.1
164,528 (2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	160,606	0.0
1,534,839 (1)(2)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 5.615%, (TSFR1M + 1.464%), 11/15/2036	1,534,938	0.1
500,000 (1)(2)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D, 7.165%, (TSFR1M + 3.014%), 11/15/2036	500,288	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
3,600,000 (1)(2)	Bain Capital CLO Ltd. 2024-1A C, 6.718%, (TSFR3M + 2.400%), 04/16/2037	$3,617,485	0.2
1,030,000 (1)(2)	Bain Capital Credit CLO Ltd. 2017-2A CR3, 6.518%, (TSFR3M + 2.200%), 07/25/2037	1,035,276	0.1
3,500,000 (1)(2)	Ballyrock Clo 29 Ltd. 2025-29A B, 6.262%, (TSFR3M + 1.950%), 07/25/2038	3,511,221	0.2
7,000,000 (1)(2)	Benefit Street Partners CLO V-B Ltd. 2018-5BA CR, 6.475%, (TSFR3M + 2.150%), 07/20/2037	7,028,378	0.3
3,050,000 (1)(2)	Birch Grove CLO 12 Ltd. 2025-12A D2, 8.093%, (TSFR3M + 3.750%), 04/22/2038	3,061,688	0.1
1,600,000 (1)(2)	Birch Grove Clo 9 Ltd. 2024-9A C, 6.332%, (TSFR3M + 2.000%), 10/22/2037	1,608,243	0.1
1,000,000 (1)(2)	BlueMountain CLO Ltd. 2013-2A CR, 6.544%, (TSFR3M + 2.212%), 10/22/2030	1,000,985	0.1
1,000,000 (1)(2)	BlueMountain CLO Ltd. 2015-4A CR, 6.487%, (TSFR3M + 2.162%), 04/20/2030	1,003,600	0.1
2,000,000 (1)(2)	BlueMountain CLO XXIX Ltd. 2020-29A CR, 6.680%, (TSFR3M + 2.362%), 07/25/2034	2,003,246	0.1
800,000 (2)	Bojangles Issuer LLC 2024-1A A2, 6.584%, 11/20/2054	812,134	0.0
750,000 (1)(2)	Buttermilk Park CLO Ltd. 2018-1A CR, 6.268%, (TSFR3M + 1.950%), 10/15/2031	750,800	0.0
4,100,000 (1)(2)	Carlyle US CLO Ltd. 2019-3A BRR, 6.925%, (TSFR3M + 2.600%), 04/20/2037	4,123,173	0.2
4,600,000 (1)(2)	CARLYLE US CLO Ltd. 2017-3A CR2, 6.325%, (TSFR3M + 2.000%), 10/21/2037	4,619,651	0.2
3,300,000 (1)(2)	CBAM Ltd. 2017-1A CR2, 6.425%, (TSFR3M + 2.100%), 01/20/2038	3,314,705	0.2
4,300,000 (1)(2)	Cedar Funding VIII Clo Ltd. 2017-8A CRR, 6.172%, (TSFR3M + 1.850%), 01/17/2038	4,310,157	0.2
			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
2,600,000 (1)(2)	CIFC Funding Ltd. 2024-3A C, 6.525%, (TSFR3M + 2.200%), 07/21/2037	$2,613,429	0.1
5,000,000 (1)(2)	Crown City CLO V 2023-5A BR, 6.925%, (TSFR3M + 2.600%), 04/20/2037	5,028,785	0.2
537,714 (1)	CWABS Asset-Backed Certificates Trust 2005-AB2 M1, 4.977%, (TSFR1M + 0.819%), 09/25/2035	529,357	0.0
3,000,000 (1)(2)	Dewolf Park CLO Ltd. 2017-1A DR, 7.429%, (TSFR3M + 3.112%), 10/15/2030	3,010,206	0.1
2,750,000 (1)(2)	Dryden 30 Senior Loan Fund 2013-30A DR, 7.073%, (TSFR3M + 2.862%), 11/15/2028	2,756,270	0.1
1,750,000 (1)(2)	Dryden 55 CLO Ltd. 2018-55A C, 6.479%, (TSFR3M + 2.162%), 04/15/2031	1,753,874	0.1
5,000,000 (1)(2)	Dryden 75 CLO Ltd. 2019-75A CR2, 6.379%, (TSFR3M + 2.062%), 04/15/2034	5,005,205	0.2
2,100,000 (1)(2)	Flatiron CLO 23 LLC 2023-1A CR, 6.122%, (TSFR3M + 1.800%), 04/17/2036	2,106,378	0.1
1,243,264 (1)(2)	FS Rialto 2021-FL3 A, 5.511%, (TSFR1M + 1.364%), 11/16/2036	1,243,438	0.1
3,570,000 (1)(2)	Invesco CLO Ltd. 2021-3A BR, 5.653%, (TSFR3M + 1.500%), 10/22/2034	3,575,266	0.2
5,650,000 (1)(2)	Invesco US CLO Ltd. 2023-1A CR, 6.732%, (TSFR3M + 2.400%), 04/22/2037	5,676,549	0.3
785,401 (2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	716,386	0.0
1,350,000 (1)(2)	LCM XVIII L.P. 18A CR, 6.437%, (TSFR3M + 2.112%), 04/20/2031	1,351,633	0.1
2,800,000 (1)(2)	LCM XXIV Ltd. 24A CR, 6.487%, (TSFR3M + 2.162%), 03/20/2030	2,806,782	0.1
710,914 (2)	LCSS Financing LLC 2018-A A, 4.700%, 12/15/2062	630,917	0.0
4,000,000 (1)(2)	Magnetite XLVII Ltd. 2024-47A C, 6.168%, (TSFR3M + 1.850%), 01/25/2038	4,011,864	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
7,000,000 (1)(2)	MF1 Ltd. 2021-FL6 D, 6.800%, (TSFR1M + 2.664%), 07/16/2036	$6,852,658	0.3
3,000,000 (1)(2)	MF1 Ltd. 2021-FL7 AS, 5.700%, (TSFR1M + 1.564%), 10/16/2036	3,001,240	0.1
1,168,619 (2)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	1,054,953	0.1
347,074 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	326,511	0.0
1,575,898 (2)	Mosaic Solar Loan Trust 2018-2GS A, 4.200%, 02/22/2044	1,477,207	0.1
443,654 (2)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	403,143	0.0
772,130 (2)	Mosaic Solar Loan Trust 2019-1A A, 4.370%, 12/21/2043	729,145	0.0
378,258 (2)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	335,620	0.0
1,140,978 (2)	Mosaic Solar Loan Trust 2021-2A B, 2.090%, 04/22/2047	851,435	0.0
5,301,786 (2)	Mosaic Solar Loan Trust 2024-2A A, 5.600%, 04/22/2052	5,175,637	0.2
824,747 (2)	Mosaic Solar Loan Trust 2025-1A A, 6.120%, 08/22/2050	818,890	0.0
595,474 (2)	Mosaic Solar Loans LLC 2017-2A A, 3.820%, 06/22/2043	561,260	0.0
3,600,000 (1)(2)	Neuberger Berman CLO XX Ltd. 2015-20A D2R3, 8.018%, (TSFR3M + 3.700%), 04/15/2039	3,607,297	0.2
2,625,000 (1)(2)	Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A CR2, 6.425%, (TSFR3M + 2.100%), 10/19/2038	2,641,847	0.1
2,300,000 (1)(2)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A CR2, 6.318%, (TSFR3M + 2.000%), 04/16/2039	2,312,438	0.1
4,750,000 (1)(2)	Neuberger Berman Loan Advisers Clo 44 Ltd. 2021-44A CR, 6.018%, (TSFR3M + 1.700%), 10/16/2035	4,758,621	0.2
1,000,000 (1)(2)	NYACK Park CLO Ltd. 2021-1A CR, 5.768%, (TSFR3M + 1.850%), 10/20/2038	1,002,500	0.1
			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
2,150,000 (1)(2)	Oaktree CLO Ltd. 2024-25A C, 6.825%, (TSFR3M + 2.500%), 04/20/2037	$2,161,363	0.1
3,500,000 (1)(2)	OCP CLO Ltd. 2020-8RA CR, 6.222%, (TSFR3M + 1.900%), 10/17/2036	3,500,175	0.2
3,880,000 (1)(2)	OCP CLO Ltd. 2020-8RA CR2, (TSFR3M + 1.800%), 10/17/2038	3,889,700	0.2
2,500,000 (1)(2)	Octagon 64 Ltd. 2022-1A CR, 6.275%, (TSFR3M + 1.950%), 07/21/2037	2,503,013	0.1
3,000,000 (1)(2)	Octagon 75 Ltd. 2025-1A D1, 6.932%, (TSFR3M + 2.600%), 01/22/2038	3,028,632	0.1
7,000,000 (1)(2)	Octagon Investment Partners 32 Ltd. 2017-1A CR3, 6.368%, (TSFR3M + 2.050%), 10/31/2037	7,037,828	0.3
8,125,000 (1)(2)	Octagon Investment Partners 43 Ltd. 2019-1A CR, 6.768%, (TSFR3M + 2.450%), 10/25/2032	8,141,786	0.4
1,500,000 (1)(2)	OHA Credit Funding 9 Ltd. 2021-9A CR, 6.275%, (TSFR3M + 1.950%), 10/19/2037	1,509,177	0.1
702,623 (2)	Pagaya AI Debt Grantor Trust 2024-10 B, 5.750%, 06/15/2032	707,860	0.0
3,150,000 (1)(2)	Palmer Square Loan Funding Ltd. 2025-1A D, 8.311%, (TSFR3M + 4.100%), 02/15/2033	3,160,455	0.2
3,000,000 (1)(2)	Peebles Park CLO Ltd. 2024-1A C, 6.725%, (TSFR3M + 2.400%), 04/21/2037	3,016,863	0.1
1,600,000 (1)(2)	Rad CLO 10 Ltd. 2021-10A C, 6.331%, (TSFR3M + 2.012%), 04/23/2034	1,602,739	0.1
1,100,000 (1)(2)	Recette Clo Ltd. 2015-1A CRR, 6.337%, (TSFR3M + 2.012%), 04/20/2034	1,101,322	0.1
6,627,725 (2)	Sabal Issuer 2025 1 LLC 2025-1A A, 6.280%, 11/01/2060	6,794,916	0.3
2,216,250 (2)	Servpro Master Issuer LLC 2024-1A A2, 6.174%, 01/25/2054	2,293,554	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
3,270,000 (1)(2)	Shackleton CLO Ltd. 2019-15A CR, 6.729%, (TSFR3M + 2.412%), 01/15/2032	$3,274,444	0.2
1,850,875 (2)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,825,389	0.1
1,000,000 (1)(2)	Sound Point CLO VII-R Ltd. 2014-3RA C, 6.831%, (TSFR3M + 2.512%), 10/23/2031	1,001,423	0.1
4,118,875 (2)	Subway Funding LLC 2024-3A A2II, 5.566%, 07/30/2054	4,141,352	0.2
759,623 (2)	Sunnova Helios II Issuer LLC 2018-1A A, 4.870%, 07/20/2048	730,679	0.0
2,700,552 (2)	Sunnova Helios II Issuer LLC 2018-1A B, 7.710%, 07/20/2048	2,440,942	0.1
1,556,041 (2)	Sunrun Athena Issuer LLC 2018-1 A, 5.310%, 04/30/2049	1,510,335	0.1
3,144,176 (2)	Sunrun Atlas Issuer LLC 2019-2 A, 3.610%, 02/01/2055	3,010,127	0.1
5,274,112 (2)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	5,067,049	0.2
6,800,000 (2)	Trafigura Securitisation Finance PLC 2024-1A A2, 5.980%, 11/15/2027	6,922,937	0.3
1,500,000 (1)(2)	Upland CLO Ltd. 2016-1A BR, 6.437%, (TSFR3M + 2.112%), 04/20/2031	1,502,446	0.1
2,000,000 (1)(2)	Wind River CLO Ltd. 2014-1A CRR, 6.541%, (TSFR3M + 2.212%), 07/18/2031	2,001,506	0.1
1,700,000 (1)(2)	Wind River CLO Ltd. 2021-2A BR, 5.612%, (TSFR3M + 1.600%), 07/20/2034	1,702,603	0.1
		217,279,964	10.1

	Student Loan Asset-Backed Securities: 0.7%
63,570 (2)	Commonbond Student Loan Trust-GS 2018-CGS C, 4.350%, 02/25/2046	54,818	0.0
434,092 (1)(2)	ELFI Graduate Loan Program LLC 2019-A B, 2.940%, 03/25/2044	372,647	0.0
411,705 (2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	409,577	0.0
			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
4,000,000 (2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	$3,454,582	0.2
963,266 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	954,225	0.0
2,000,000 (2)	Sofi Professional Loan Program LLC 2019-B BFX, 3.730%, 08/17/2048	1,878,412	0.1
3,000,000 (2)	Sofi Professional Loan Program LLC 2019-C BFX, 3.050%, 11/16/2048	2,701,117	0.1
1,000,000 (2)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	967,894	0.1
4,400,000 (2)	SoFi Professional Loan Program Trust 2020-B BFX, 2.730%, 05/15/2046	3,653,104	0.2
		14,446,376	0.7
	Total Asset-Backed Securities
	(Cost $247,029,001)	243,656,599	11.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.0%
	Government National Mortgage Association: 6.5%
10,650,000 (6)	5.000%, 10/20/2055	10,595,190	0.5
135,561	6.000%, 02/20/2055	140,278	0.0
2,791,274	6.000%, 12/20/2064	2,838,216	0.1
973,750	6.000%, 02/20/2065	990,127	0.0
1,954,704	6.000%, 05/20/2065	1,987,578	0.1
3,029,002	6.000%, 05/20/2065	3,079,945	0.1
810,010	6.500%, 12/20/2054	846,636	0.0
2,256,994	6.500%, 02/20/2055	2,380,602	0.1
4,026,867	6.500%, 02/20/2055	4,250,077	0.2
21,293,807	6.500%, 02/20/2055	22,633,125	1.1
1,347,160	6.500%, 03/20/2055	1,421,975	0.1
1,735,258	6.500%, 03/20/2055	1,831,627	0.1
882,101	6.500%, 04/20/2055	916,958	0.0
1,155,451	6.500%, 04/20/2055	1,216,060	0.1
1,715,170	6.500%, 04/20/2055	1,800,382	0.1
5,155,430	6.500%, 08/20/2055	5,524,342	0.3
1,033,269	6.500%, 09/20/2055	1,079,196	0.1
38,148,295	6.500%, 09/20/2055	40,572,770	1.9
135,138	6.500%, 10/20/2064	138,776	0.0
172,602	6.500%, 03/20/2065	177,249	0.0
303,565	6.500%, 03/20/2065	311,739	0.0
417,576	6.500%, 04/20/2065	428,819	0.0
4,202,185	6.500%, 04/20/2065	4,315,332	0.2
93,323	6.500%, 05/20/2065	95,836	0.0
978,761	6.500%, 05/20/2065	1,005,115	0.0
1,640,565	6.500%, 05/20/2065	1,684,737	0.1
21,249,347	6.500%, 05/20/2065	21,821,501	1.0
1,409,847	6.500%, 06/20/2065	1,447,808	0.1
1,820,873	6.500%, 06/20/2065	1,869,901	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
2,403,177	6.500%, 07/20/2065	$2,467,885	0.1
		139,869,782	6.5
	Uniform Mortgage-Backed Securities: 0.5%
10,166,000 (6)	4.500%, 10/01/2055	9,861,958	0.5
2,299	5.500%, 10/01/2039	2,382	0.0
		9,864,340	0.5
	Total U.S. Government Agency Obligations
	(Cost $148,762,180)	149,734,122	7.0
BANK LOANS: 6.7%
	Auto Components: 0.1%
283,503	American Axle & Manufacturing Inc., New Tranche B Term Loan, 7.175%, (TSFR1M+3.000%), 12/12/2029	283,680	0.0
503,419	Holley Purchaser, Inc., Initial Term Loan, 8.028%, (TSFR1M+3.750%), 11/17/2028	498,385	0.1
394,752	RC Buyer Inc., First Lien Initial Term Loan, 7.778%, (TSFR1M+3.614%), 07/28/2028	393,025	0.0
292,191	RealTruck Goup Inc (fka Truck Hero), Initial Term Loan, 8.028%, (TSFR1M+3.610%), 01/31/2028	265,893	0.0
		1,440,983	0.1
	Basic Materials: 0.1%
253,088	A-Ap Buyer, Inc., Initial Term Loan, 6.752%, (TSFR3M+2.750%), 09/09/2031	254,511	0.0
583,538	Covia Holdings Corporation, 2025 Refinancing Term Loan, 6.948%, (TSFR3M+2.750%), 02/26/2032	586,455	0.1
126,761	Ineos Finance PLC, 2030 Dollar Term Loans, 7.413%, (TSFR1M+3.250%), 02/18/2030	115,987	0.0
488,750	Ineos US Petrochem LLC, 2030 Tranche B Dollar Term Loan, 8.013%, (TSFR1M+3.850%), 03/14/2030	436,057	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Basic Materials: (continued)
148,876	Paint Intermediate III LLC, Paint Intermediate/ Wesco Group Cov-Lite Tlb, 7.242%, (TSFR3M+3.000%), 10/09/2031	$148,783	0.0
495,000 (7)	Qnity Electronics, Inc., Term Loan B, 08/12/2032	495,619	0.0
305,000 (7)	Solstice Advanced Materials Inc., 2025 1st Lien TLB, 09/16/2032	306,144	0.0
418,378	Sparta US HoldCo LLC, Initial Term Loan, 7.280%, (TSFR1M+3.000%), 08/02/2030	413,409	0.0
41,647 (7)(8)	USALCO LLC, 2025 Delayed Draw Term Loan, 09/30/2031	41,621	0.0
401,192	USALCO LLC, 2025 Initial Term Loan, 7.666%, (TSFR1M+3.500%), 09/30/2031	400,941	0.0
		3,199,527	0.1
	Building & Development: 0.0%
464,711	Cornerstone Building Brands Inc., New Term Loan B, 7.500%, (TSFR1M+3.350%), 04/12/2028	440,701	0.0
144,625	Standard Industries INC, Initial Term Loan, 6.071%, (TSFR1M+2.250%), 09/22/2028	145,048	0.0
		585,749	0.0
	Business Equipment & Services: 0.1%
612,725	Ensono LP, First Lien Initial Term Loan, 8.430%, (TSFR1M+4.114%), 05/26/2028	614,385	0.1
497,813	Open Text Corporation, 2024-A Replacement Term Loan, 5.913%, (TSFR1M+1.750%), 01/31/2030	497,877	0.0
		1,112,262	0.1
	Chemicals & Plastics: 0.0%
468,312	Herens Holdco Sarl, Facility B USD Loans, 8.027%, (TSFR3M+4.025%), 07/03/2028	423,354	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Chemicals & Plastics: (continued)
185,679	Ineos US Finance LLC, 2028 Dollar Term Loan, 6.763%, (TSFR1M+2.600%), 11/08/2028	$175,002	0.0
		598,356	0.0
	Commodities: 0.0%
152,507	Foundation Building Materials Inc., Initial Term Loan (First Lien), 7.820%, (TSFR3M+3.351%), 01/31/2028	152,813	0.0

	Communications: 0.4%
153,683	Acuris Finance US Inc., 2024 Dollar Term Loan, 7.752%, (TSFR3M+3.750%), 02/16/2028	153,923	0.0
350,000	AP Core Holdings II LLC, Term B-2 Loans, 9.778%, (TSFR1M+5.610%), 09/01/2027	340,944	0.0
600,323	Arches Buyer Inc., Refinancing Term Loan, 7.513%, (TSFR1M+3.350%), 12/06/2027	601,824	0.1
484,367	Cablevision Lightpath LLC, 2025 Refinancing Term Loan, 7.150%, (TSFR1M+3.000%), 11/30/2027	485,578	0.0
575,576	Cengage Learning Inc., 2024 Refinancing Term Loans, 7.666%, (TSFR1M+3.500%), 03/22/2031	574,856	0.1
579,726	Charter Communications Operating LLC, Term Loan B5, 6.541%, (TSFR3M+2.250%), 12/15/2031	580,178	0.1
248,117	CMG Media Corporation (f/k/a Terrier Media Buyer Inc), Term Facility, 7.602%, (TSFR3M+3.600%), 06/18/2029	237,933	0.0
492,525	CNT Holdings I Corp, 2025 Replacement Term Loans, 6.558%, (TSFR3M+2.250%), 11/08/2032	492,814	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Communications: (continued)
134,395	Connect US Finco LLC, Amendment No. 4 Term Loan, 8.663%, (TSFR1M+4.500%), 09/27/2029	$132,939	0.0
292,050	Crown Subsea Communications Holding Inc., 2025 Term Loan, 7.663%, (TSFR1M+3.500%), 01/30/2031	294,286	0.0
371,522	Dotdash Meredith, Inc., Term B-2 Loan, 7.780%, (TSFR1M+3.500%), 06/17/2032	371,522	0.0
346,413	Gogo Intermediate Holdings LLC, Initial Term Loan, 8.180%, (TSFR1M+3.865%), 04/30/2028	344,393	0.0
272,938	GoodRX Inc., 2024 Term Loan, 7.913%, (TSFR1M+3.750%), 07/10/2029	275,155	0.0
386,030	Ion Trading Finance Limited, 2024-B Dollar Term Loan, 7.502%, (TSFR3M+3.500%), 04/01/2028	385,996	0.0
712	Lumen Technologies, Inc., Term B-1 Loan, 6.780%, (TSFR1M+2.460%), 04/15/2029	708	0.0
712	Lumen Technologies, Inc., Term B-2 Loan, 6.780%, (TSFR1M+2.460%), 04/15/2030	708	0.0
312,108	Magnite Inc., Amendment 2 Initial Term Loan, 7.163%, (TSFR1M+3.000%), 02/06/2031	313,084	0.0
347,769	McGraw-Hill Education Inc., Term Loan B (2025), 6.913%, (TSFR1M+2.750%), 08/06/2031	348,247	0.0
499,564	MH Sub I LLC, 2023 May New Term Loans, 8.252%, (TSFR3M+4.250%), 05/03/2028	481,923	0.0
628,792	Proofpoint Inc., 2024 Refinancing Term Loan, 7.163%, (TSFR1M+3.000%), 08/31/2028	631,396	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Communications: (continued)
146,989	SInc.lair Television Group Inc., Term B-7 Loans, 8.363%, (TSFR1M+4.200%), 12/31/2030	$134,127	0.0
511,192	TripAdvisor Inc., Initial Term B Loan, 6.913%, (TSFR1M+2.750%), 07/08/2031	502,885	0.0
		7,685,419	0.4
	Consumer, Cyclical: 1.2%
491,250	84 Lumber Company, 2023 Term B-1 Loan, 6.413%, (TSFR1M+2.250%), 11/29/2030	493,246	0.0
650,350	ABG Intermediate Holdings 2 LLC, 2024-1 Refinancing Term Loan, 6.413%, (TSFR1M+2.250%), 12/21/2028	650,485	0.1
451,596	AI Aqua Merger Sub Inc FKA Osmosis Buyer Limited, 2025 Refinancing Term B, 7.280%, (TSFR1M+3.000%), 07/31/2028	453,088	0.0
533,045	Alterra Mountain Company, Facility B9 Term Loan, 6.663%, (TSFR1M+2.500%), 08/17/2028	535,044	0.0
66,744	American Airlines Inc., Repriced Term Loan, 6.575%, (TSFR3M+2.250%), 04/20/2028	66,727	0.0
110,000 (7)	American Axle & Manufacturing Inc., Tranche C Term Loan, 09/20/2032	109,450	0.0
451,078	American Greetings Corporation, Tranche C Term Loan, 9.913%, (TSFR1M+5.750%), 10/30/2029	452,882	0.0
283,769	Aramark Services Inc., Us Term B-8 Loan, 6.163%, (TSFR1M+2.000%), 06/22/2030	284,833	0.0
422,638	Autokiniton US Holdings Inc., 2024 Replacement Term B Loan, 8.430%, (TSFR1M+4.110%), 04/06/2028	418,764	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
355,000	Bowlero/Lucky Strike Entertainment/Bowlmor/ Kingpin, 2025 1st Lien TLB, 7.385%, (TSFR1M+3.250%), 09/22/2032	$351,006	0.0
79,598	Burlington Coat Factory Warehouse Corp, Tlb, 5.913%, (TSFR1M+1.750%), 09/24/2031	79,797	0.0
587,070	Caesars Entertainment, Inc., Incremental Term B-1 Loan, 6.413%, (TSFR1M+2.250%), 02/06/2031	586,556	0.0
759,674	Cinemark USA Inc., Term Loan, 6.252%, (TSFR3M+2.250%), 05/24/2030	761,098	0.1
295,494	City Football Group Limited, Tl, 7.778%, (TSFR1M+3.615%), 07/21/2030	295,864	0.0
820,726	Clarios Global LP, 2024 Term Loan B, 6.816%, (TSFR1M+2.500%), 05/06/2030	821,409	0.1
110,000	Clarios Global LP, Amendment No 6 Dollar Term Loan, 6.913%, (TSFR1M+2.750%), 01/28/2032	109,931	0.0
431,751	Core & Main LP, Tranche D Term Loan, 6.166%, (TSFR1M+2.000%), 07/27/2028	432,965	0.0
640,171	Crown Finance US Inc., Term Loan B, 8.780%, (TSFR1M+4.500%), 12/02/2031	639,771	0.1
438,285	Dealer Tire LLC, Term Loan B5, 7.316%, (TSFR1M+3.000%), 07/02/2031	437,737	0.0
148,850	Dk Crown Holdings Inc., Term B Loans, 6.005%, (TSFR1M+1.750%), 03/04/2032	148,734	0.0
284,288	EOC Borrower LLC, Term B Loans, 7.163%, (TSFR1M+3.000%), 03/24/2032	284,776	0.0
593,797	Flutter Entertainment Public Limited Company, 2024 Term Loan B, 5.752%, (TSFR3M+1.750%), 11/30/2030	592,869	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
851,525	Flynn Restaurant Group LP, Series 2025 Term Loans, 7.913%, (TSFR1M+3.750%), 01/28/2032	$854,187	0.1
73,333	Formula One Management Limited, Incremental Term Facility, 6.291%, (TSFR3M+2.000%), 09/30/2031	73,459	0.0
73,333	Formula One Management Limited, Term Loan B1, 6.296%, (TSFR3M+2.000%), 09/30/2031	73,482	0.0
286,259	Foundation Building Materials Inc., 2025 Incremental Term Loan, 9.546%, (TSFR3M+5.250%), 01/29/2031	287,026	0.0
109,725	Gategroup Finance, Senior Facility B (USD) Loan, 8.556%, (TSFR3M+4.250%), 06/10/2032	109,759	0.0
574,200	Gates Corporation, Inital B-5 Dollar Term Loan, 5.913%, (TSFR1M+1.750%), 06/04/2031	574,110	0.0
554,414	Golden State Foods LLC, Initial Term Loans, 8.002%, (TSFR3M+4.000%), 12/04/2031	556,493	0.0
870,014	Great Outdoors Group LLC, Term B-3 Loan, 7.413%, (TSFR1M+3.250%), 01/23/2032	872,324	0.1
233,825	Hanesbrands Inc., Term Loan B, 6.913%, (TSFR1M+2.750%), 03/07/2032	235,286	0.0
571,700	Harbor Freight Tools USA Inc., Initial Term Loan, 6.413%, (TSFR1M+2.250%), 06/11/2031	562,160	0.0
188,575	Highline AfterMarket Acquisition LLC, 2025-1 Term Loan, 7.699%, (TSFR3M+3.500%), 02/13/2030	189,046	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
307,675	Hunter Douglas Holding BV, Tranche B-1 Term Loan, 7.252%, (TSFR3M+3.250%), 01/17/2032	$307,996	0.0
395,837	IRB Holding Corp, 2024 New Term Loan B Replacement, 6.663%, (TSFR1M+2.500%), 12/15/2027	396,359	0.0
213,925	J&J Ventures Gaming LLC, 2025 Term Loans, 7.663%, (TSFR1M+3.500%), 04/26/2030	212,120	0.0
312,772	Kodiak BP LLC, Initial Term Loan, 7.752%, (TSFR3M+3.750%), 12/04/2031	311,795	0.0
335,000	LBM Acquisition LLC, Amendment No 4 Incremental Term loan, 9.136%, (TSFR1M+5.000%), 06/06/2031	334,330	0.0
351,450	Lc Ahab Us Bidco LLC, Initial Term Loan, 7.163%, (TSFR1M+3.000%), 05/01/2031	351,780	0.0
680,898	Light and Wonder International Inc., Term Loan B-2, 6.393%, (TSFR1M+2.250%), 04/14/2029	676,643	0.1
673,370	LS Group OPCO Acquisition LLC, Term Loan B, 6.699%, (TSFR3M+2.500%), 04/23/2031	672,108	0.1
115,000	MillerKnoll Inc. f/k/a/ Herman Miller Inc., 2025 Term B Loan, 6.566%, (TSFR1M+2.250%), 08/09/2032	115,096	0.0
530,993	Olympus Water US Holding Corporation, Term B-6 Dollar Loan, 7.296%, (TSFR3M+3.000%), 06/20/2031	526,402	0.0
332,488	Peer Holding III BV, Term Loan B5b, 6.796%, (TSFR3M+2.500%),
	07/01/2031	333,267	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
343,782	Penn National Gaming Inc., Term B Facility, 6.663%, (TSFR1M+2.500%), 05/03/2029	$344,089	0.0
56,667	QXO Building Products Inc (f/k/a Beacon Roofing Supply Inc.), Term B Loan, 7.163%, (TSFR1M+3.000%), 04/30/2032	57,194	0.0
272,872	Raising Canes Restaurants LLC, Initial Term Loan, 6.163%, (TSFR1M+2.000%), 09/18/2031	274,151	0.0
78,999	RealTruck Goup Inc (fka Truck Hero), Second Amendment Incremental Term Loan, 9.278%, (TSFR1M+5.110%), 01/31/2028	73,930	0.0
345,210	Restoration Hardware, Inc., 2022 Incremental Term Loan, 7.513%, (TSFR1M+3.350%), 10/20/2028	337,766	0.0
259,725	Samsonite International SA, 2024 Tranche B Term Loan, 6.163%, (TSFR1M+2.000%), 06/21/2030	261,024	0.0
402,159	Scientific Games Holdings LP, 2024 Refi Dollar Term Loan, 7.286%, (TSFR3M+3.000%), 04/04/2029	399,394	0.0
356,745	Showtime Acquisition LLC, Initial Term Loan, 8.945%, (TSFR3M+4.750%), 08/13/2031	358,529	0.0
435,000	SKECHERS U.S.A. INC. (Beach Acquisition Bidco), Tranche B-1 Term Loan, 7.308%, (TSFR3M+3.250%), 09/12/2032	437,719	0.0
188,575	SRAM LLC, Initial Term Loan, 6.163%, (TSFR1M+2.000%), 02/27/2032	188,339	0.0
413,700	Station Casinos LLC, Term B Facility Loans, 6.163%, (TSFR1M+2.000%), 03/14/2031	414,249	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
149,625	Tecta America Corp, Closing Date Term Loan, 7.163%, (TSFR1M+3.000%), 02/18/2032	$150,326	0.0
153,307	TGP Holdings III LLC, First Lien Closing Date Term Loan, 7.513%, (TSFR1M+3.350%), 06/29/2028	143,869	0.0
695,000 (7)	The Boots Group, 2025 1St Lien Tlb (Usd), 08/30/2032	697,172	0.1
20,000	Thor Industries Inc., Term B-3 USD, 6.413%, (TSFR1M+2.250%), 11/15/2030	20,075	0.0
46,552	Tory Burch LLC, Initial Term B Loan, 7.528%, (TSFR1M+3.360%), 04/16/2028	46,005	0.0
238,652	UFC Holdings LLC (Zuffa)/TKO Group, Term B-5 Loan, 6.038%, (TSFR3M+2.000%), 11/21/2031	239,272	0.0
409,171	United Air Lines, Inc., Term Loan B, 6.196%, (TSFR3M+2.000%), 02/22/2031	411,004	0.0
273,575	Victoria's Secret & Co, First Lien Initial Term Loan, 7.582%, (TSFR3M+3.511%), 08/02/2028	274,943	0.0
592,370	Weber Stephen Products LLC, Initial Term B Loan, 7.528%, (TSFR1M+3.364%), 10/30/2027	592,833	0.0
615,000 (7)	Weber Stephen Products LLC, Term Loan B, 09/17/2032	609,427	0.1
655,167	Whatabrands LLC, 2024-2 Refinancing Term B Loan, 6.816%, (TSFR1M+2.500%), 08/03/2028	656,392	0.1
749,933	White Cap Supply Holdings LLC(f/k/a White Cap Buyer LLC), Tranche C Term Loan, 7.416%, (TSFR1M+3.250%), 10/19/2029	750,956	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
245,217	Windsor Holdings III LLC, 2025 Refi Term Loan B, 6.916%, (TSFR1M+2.750%), 08/01/2030	$245,217	0.0
		25,616,135	1.2
	Consumer, Non-cyclical: 1.2%
12,514	ADMI Corp, Amendment No 5 Term Loan, 8.028%, (TSFR1M+3.864%), 12/23/2027	11,889	0.0
455,000 (7)	AlixPartners LLP, Tranche B, 08/12/2032	452,441	0.0
455,000 (7)	Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, 08/20/2032	457,094	0.0
198,000	American Airlines Inc., 2024 Replacement Term Loan, 6.258%, (TSFR6M+2.250%), 06/04/2029	197,794	0.0
380,000 (7)	Amneal Pharmaceuticals LLC, Amendment No.1 Term Loan, 07/30/2032	380,000	0.0
485,109	Auris Luxembourg III SARL, (Usd) Term Loan B8, 7.810%, (TSFR3M+3.500%), 02/28/2029	484,048	0.0
443,888	Bausch & Lomb Corporation, Third Amendment Term Loans, 8.413%, (TSFR1M+4.250%), 01/15/2031	444,997	0.0
405,239	Belfor Holdings Inc., Tranche B-5 Term Loan, 6.913%, (TSFR1M+2.750%), 11/01/2030	406,759	0.0
478,888	Bella Holding Company LLC, Tl, 7.163%, (TSFR1M+3.000%), 05/10/2028	480,256	0.0
579,161 (7)	Belron Finance 2019 LLC, Tranche B, 10/16/2031	582,781	0.1
324,064 (7)	BIFM US Finance LLC, 2024 Term B Loans, 05/31/2028	325,279	0.0
514,942	Camelot US Acquisition I Co, Term Loan B-1, 6.913%, (TSFR1M+2.750%), 01/31/2031	512,474	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
503,625 (7)	CHG Healthcare Services Inc., Tranche B1, 09/29/2028	$504,220	0.0
492,894	Chobani LLC, Term Loan B First Lien, 6.663%, (TSFR1M+2.500%), 10/25/2027	494,743	0.0
305,365	Cimpress PLC, 2024-2 RefinancingTranche B-1, 6.663%, (TSFR1M+2.500%), 05/17/2028	304,602	0.0
173,690	Concentra Health Services, Inc., Term Loan B-1, 6.163%, (TSFR1M+2.000%), 07/26/2031	174,775	0.0
792,965	Cotiviti Inc., Initial Floating Rate Term Loans, 7.030%, (TSFR1M+2.750%), 05/01/2031	786,274	0.1
590,300	Creative Artists Agency, LLC, Term Loan B, 6.663%, (TSFR1M+2.500%), 10/01/2031	591,653	0.1
664,112	Electron Bidco Inc., Initial Term Loan, 6.913%, (TSFR1M+2.750%), 11/01/2028	666,009	0.1
419,706	Fiesta Purchaser, Inc., Second Refinancing Term Loan, 6.913%, (TSFR1M+2.750%), 02/12/2031	419,280	0.0
147,758	Financiere Mendel, Addtl Term Facility 2, 6.976%, (TSFR3M+2.750%), 11/08/2030	148,497	0.0
135,754	Fleet Midco I Ltd., Facility B2 Term Loan, 6.542%, (TSFR6M+2.500%), 02/21/2031	136,093	0.0
255,000 (7)	Froneri International Limited, Term Loan, 07/16/2032	253,438	0.0
574,187 (7)	Fugue Finance B.V., Tranche B, 01/09/2032	575,443	0.1
368,031	Garda World Security Corporation, Twelfth Additional Term Loan, 7.174%, (TSFR1M+3.000%), 02/01/2029	368,721	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
473,629	Global Medical Response Inc., Initial Term Loan, 7.634%, (TSFR1M+3.500%), 10/01/2032	$474,665	0.0
188,106	Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 6.663%, (TSFR1M+2.500%), 06/02/2031	187,009	0.0
355,000	Grant Thornton Advisors LLC, 2025-2 Incremental Term Loans, 6.913%, (TSFR1M+2.750%), 06/02/2031	352,929	0.0
40,464 (8)	Hanger Inc., Delayed Draw Term Loan, 7.663%, (TSFR1M+3.500%), 10/23/2031	40,600	0.0
312,933	Hanger Inc., Initial Term Loan, 7.816%, (TSFR1M+3.500%), 10/23/2031	313,989	0.0
295,500	HomeServe USA Holding Corp., Amendment No.1 Refinancing Term Loan, 6.135%, (TSFR1M+2.000%), 10/21/2030	295,177	0.0
275,011	IVC Acquisition Ltd, Incremental Term Loan B12, 7.752%, (TSFR3M+3.750%), 12/12/2028	276,444	0.0
500,106	Jazz Financing Lux Sarl, Tranche B-2 Dollar Facility, 6.413%, (TSFR1M+2.250%), 05/05/2028	501,460	0.0
310,360 (7)	Kuehg Corp., Term Loan, 06/12/2030	310,506	0.0
444,937	Latham Pool Products Inc., Initial Term Loans, 8.349%, (TSFR3M+4.150%), 02/23/2029	444,103	0.0
225,000 (7)	Lavender Dutch Borrowerco B.V., Term Loan, 09/27/2032	225,422	0.0
297,006	LifePoint Health Inc., Term Loan B2, 7.660%, (TSFR3M+3.500%), 05/16/2031	295,998	0.0
1,201,377 (7)	Medline Borrower LP, TL B 1L, 10/23/2028	1,202,671	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
134,769	Mister Car Wash Holdings Inc., 2024 Refinancing Term Loans, 6.663%, (TSFR1M+2.500%), 03/27/2031	$135,190	0.0
452,728	Neon Maple Purchaser Inc., 1st amend Tranche B-1 TL, 6.913%, (TSFR1M+2.750%), 11/17/2031	453,334	0.0
346,830	Neptune Bidco Us Inc., Term B Loans, 9.429%, (TSFR3M+5.100%), 04/11/2029	330,897	0.0
510,000	Nourish Buyer I, Inc., Initial Term Loan, 8.829%, (TSFR3M+4.500%), 07/08/2032	510,000	0.0
656,618	Pegasus Bidco Bv, 2025-1 Dollar Term Loan, 6.762%, (TSFR1M+2.750%), 07/12/2029	659,080	0.1
351,623	Perrigo Investments LLC, 2024 Refinancing Term B Loan, 6.163%, (TSFR1M+2.000%), 04/20/2029	351,403	0.0
591,030	Phoenix Guarantor Inc., Tranche B5 Term Loan, 6.663%, (TSFR1M+2.500%), 02/21/2031	592,064	0.1
311,076	Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), Term B1 Loan, 6.129%, (TSFR6M+2.000%), 10/13/2030	310,798	0.0
190,000	Priority Holdings LLC, 2025-1 Refinancing Term Loan, 7.913%, (TSFR1M+3.750%), 07/30/2032	190,633	0.0
46,333 (7)(8)	Raven Acquisition Holdings, LLC, 2024 Delayed Draw Term Loan Commitment, 11/19/2031	46,398	0.0
645,423	Raven Acquisition Holdings, LLC, Initial Term Loans, 7.163%, (TSFR1M+3.000%), 11/19/2031	646,331	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
485,109	Resonetics LLC, 2025 Specified Refinancing Term Commitment, 7.064%, (TSFR3M+2.750%), 06/18/2031	$485,109	0.0
261,150	Ryan LLC, Initial Term Loan, 7.827%, (TSFR1M+4.500%), 11/14/2030	261,966	0.0
250,000	Sazerac Company, Inc., Incremental Term B-1 Loan, 6.700%, (TSFR1M+2.500%), 07/09/2032	251,797	0.0
386,608	Sigma Holdco BV, Facility B12, 8.070%, (SOFRRATE+3.910%), 01/03/2028	374,044	0.0
641,111	Sotera Health Holdings LLC, 2025 Term Loan, 6.663%, (TSFR1M+2.500%), 05/30/2031	643,515	0.1
428,925 (7)	Southern Veterinary Partners LLC, 2025 New Term Loan, 12/04/2031	428,489	0.0
457,850	Spring Education Group Inc., Initial Term Loans, 7.252%, (TSFR3M+3.250%), 10/04/2030	460,330	0.0
300,213	Surgery Center Holdings Inc., 2025 Refinancing Term Loan, 6.663%, (TSFR1M+2.500%), 12/19/2030	300,797	0.0
291,999	The Hertz Corporation, Initial Term B Loan, 8.070%, (TSFR3M+3.761%), 06/30/2028	263,895	0.0
57,238	The Hertz Corporation, Initial Term C Loan, 8.070%, (TSFR3M+3.761%), 06/30/2028	51,729	0.0
471,176	Triton Water Holdings Inc., 2025 Refinancing Term Loan, 6.546%, (TSFR3M+2.250%), 03/31/2028	471,638	0.0
12,113	US Fertility Enterprises LLC, Initial Delayed Draw Term Loan, 8.808%, (TSFR3M+4.500%), 10/10/2031	12,143	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
265,817	US Fertility Enterprises LLC, Term Loan B, 8.502%, (TSFR3M+4.500%), 10/10/2031	$266,482	0.0
134,999 (7)	Valvoline Inc., Term Loan B, 03/19/2032	135,556	0.0
233,238	Viant Medical Holdings Inc., Term Loan B, 8.163%, (TSFR1M+4.000%), 10/29/2031	233,675	0.0
585,287	Vizient Inc., Term B-8 Loan, 5.913%, (TSFR1M+1.750%), 08/01/2031	587,848	0.1
410,592	VM Consolidated Inc., Term B-3 Loan, 6.413%, (TSFR1M+2.250%), 03/24/2028	411,704	0.0
622,776	Wand NewCo 3 Inc., Tranche B-2 Term Loan, 6.663%, (TSFR1M+2.500%), 01/30/2031	621,170	0.1
359,100	WCG Intermediate Corp, Term Loan B, 7.163%, (TSFR1M+3.000%), 02/25/2032	357,439	0.0
		25,925,987	1.2

	Containers & Glass Products: 0.1%
512,400	Clydesdale Acquisition Holdings Inc., Term B Loan, 7.338%, (TSFR1M+3.175%), 04/13/2029	512,111	0.1
244,231	Plaze Inc., 2021-1 Term Loan, 7.913%, (TSFR1M+3.750%), 08/03/2026	229,577	0.0
2,741	ProAmpac PG Borrower LLC, 2024 Term Loan B, 8.195%, (TSFR3M+4.000%), 09/15/2028	2,754	0.0
450,000	TricorBraun Inc., Term Loan, 7.413%, (TSFR1M+3.350%), 03/03/2031	448,155	0.0
		1,192,597	0.1
	Electronics/Electrical: 0.0%
195,578	Creation Technologies Inc., Initial Term Loan, 10.047%, (TSFR3M+5.760%), 10/05/2028	194,356	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Energy: 0.3%
374,958	Brazos Delaware II LLC, 2025 B-2 Refinancing Term Loan, 6.723%, (TSFR1M+2.500%), 02/11/2030	$375,380	0.0
242,675	CPPIB OVM Member U.S. LLC, Initial Term Loans, 6.502%, (TSFR3M+2.750%), 08/20/2031	243,433	0.0
300,000 (7)	Deep Blue Operating I LLC, Term Loan B, 09/17/2032	300,750	0.0
493,269	Emg Utica Midstream Holdings LLC, Initial Term Loan, 8.002%, (TSFR3M+4.000%), 04/01/2030	495,119	0.1
535,229 (7)	Epic Crude Services LP, Tranche B, 10/15/2031	536,233	0.1
142,377	GIP Pilot Acquisition Partners LP, Amendment No 2 Refinancing Term Loan, 6.286%, (TSFR3M+2.000%), 10/04/2030	142,377	0.0
359,110	Goodnight Water Solutions Holdings, LLC, Initial Term Loans, 8.163%, (TSFR1M+4.000%), 06/04/2029	355,968	0.0
253,725	Hilcorp Energy I LP, Term Loan B, 6.150%, (TSFR1M+2.000%), 02/11/2030	254,624	0.0
154,613	M6 Etx Holdings Ii Midco LLC, Initial Term Loan, 7.252%, (TSFR3M+3.000%), 04/01/2032	154,883	0.0
218,900	MRC Global (US) Inc., Term Loan, 7.663%, (TSFR1M+3.500%), 10/29/2031	219,994	0.0
196,437	NorthRiver Midstream Finance LP, Term Loan (First Lien), 6.541%, (TSFR3M+2.250%), 08/16/2030	196,790	0.0
308,450	Pasadena Performance Products LLC, 2025-1 Repricing Term Loan, 7.252%, (TSFR3M+3.250%), 02/27/2032	309,028	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Energy: (continued)
605,425	Rockpoint Gas Storage Partners LP, Term Loan B, 7.002%, (TSFR3M+3.000%), 09/18/2031	$608,074	0.1
299,250	Stakeholder Midstream, LLC, Initial Term Loan, 8.042%, (TSFR6M+4.000%), 01/01/2031	298,502	0.0
361,350	WaterBridge Midstream Operating LLC, Term Loan B, 9.030%, (TSFR1M+4.864%), 06/27/2029	362,118	0.0
346,500	Waterbridge NDB Operating LLC(f/k/a Waterbridge Midstream Operating LLC), Initial Term Loan, 8.174%, (TSFR1M+4.000%), 05/10/2029	347,691	0.0
410,000	Whitewater Matterhorn Holdings, LLC, Initial Term Loan, 6.625%, (TSFR3M+2.250%), 06/16/2032	410,640	0.0
		5,611,604	0.3
	Financial: 0.9%
1,060,669	Acrisure LLC, 2024 Repricing Term B-6 Loan, 7.163%, (TSFR1M+3.000%), 11/06/2030	1,060,449	0.1
184,538	Acrisure LLC, 2025 Term Loan B7, 7.252%, (TSFR3M+3.250%), 06/20/2032	184,768	0.0
346,507	Acuren Delaware Holdco Inc (f/k/a AAL Delaware Holdco Inc), Amendment No. 1 Term Loan, 6.913%, (TSFR1M+2.750%), 07/30/2031	348,023	0.0
470,000	Alera Group Inc., 2025 Term Loan, 7.413%, (TSFR1M+3.250%), 05/30/2032	472,187	0.0
105,000	Alera Group Inc., Initial Term Loan, 9.663%, (TSFR1M+5.500%), 05/20/2033	108,259	0.0
849,066	Alliant Holdings Intermediate LLC, 2025 Replacement Term Loan, 6.666%, (TSFR1M+2.500%), 09/19/2031	847,691	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Financial: (continued)
466,551	Allspring Buyer LLC, 2024 Specified Refinancing Term Loan, 6.813%, (TSFR3M+2.750%), 11/01/2030	$467,912	0.0
868,438	AmWINS Group Inc., Initial Term Loans, 6.252%, (TSFR3M+2.250%), 01/30/2032	868,763	0.1
365,440	Aragorn Parent Corporation, 2025 Replacement Term Loan, 7.663%, (TSFR1M+3.500%), 12/15/2028	367,952	0.0
436,808	Ardonagh Group Finco Pty Ltd, 2025 Facility B Term Loan, 6.752%, (TSFR3M+2.750%), 02/15/2031	435,443	0.0
635,699	Aretec Group Inc., Term B-3 Loan, 7.663%, (TSFR1M+3.500%), 08/09/2030	636,419	0.1
564,119	Ascensus Group Holdings Inc (f/k/a Mercury Borrower Inc), 2024 Term Loan B, 7.163%, (TSFR1M+3.000%), 08/02/2028	564,237	0.1
473,813	Asurion, New B-13 Term Loan, 8.413%, (TSFR1M+4.250%), 09/19/2030	472,628	0.0
1,024,563	Broadstreet Partners Inc., 2024 Term B Loans, 6.913%, (TSFR1M+2.750%), 06/13/2031	1,026,626	0.1
453,863	Brookfield Property Reit Inc., 2025 Replacement Term Loan, 7.663%, (TSFR1M+3.500%), 05/28/2030	455,943	0.0
10,329 (8)	Chrysaor Bidco S.A R.L., Delayed Draw Term Loan (Usd), 8.830%, (TSFR1M+3.500%), 10/30/2031	10,387	0.0
138,624	Chrysaor Bidco S.A R.L., Facility B (USD), 7.329%, (TSFR3M+3.000%), 10/30/2031	139,404	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Financial: (continued)
421,128	Citadel Securities LP, 2024 Term Facility, 6.163%, (TSFR1M+2.000%), 10/31/2031	$422,331	0.0
437,770	CPI Holdco B, LLC, Initial Term Loans, 6.163%, (TSFR1M+2.000%), 05/17/2031	437,735	0.0
478,488	Cushman &Amp; Wakefield U.S. Borrower, Llc., 2025-2 Term Loan, 6.913%, (TSFR1M+2.750%), 01/31/2030	481,478	0.0
184,075	Dechra Pharmaceuticals Holdings Limited (f/k/a Freya Bidco Limited), Facility B1 Loan, 7.447%, (TSFR6M+3.250%), 01/27/2032	184,650	0.0
150,000	Edelman Financial Engines Center LLC (The), 2024 Refinancing Term Loans, 9.413%, (TSFR1M+5.750%), 10/06/2028	150,563	0.0
526,973	Edelman Financial Engines Center LLC (The), 2024-2 Refinancing Term Loan, 7.163%, (TSFR1M+3.000%), 04/07/2028	527,837	0.0
268,315	Etna French Bidco SAS, Facility B1 (USD) Loan, 8.786%, (TSFR3M+4.500%), 12/08/2031	267,980	0.0
133,655	Etna French Bidco SAS, Facility B2 USD, 8.786%, (TSFR3M+4.500%), 12/08/2031	133,488	0.0
129,792 (7)(8)	First Eagle Holdings Inc.-f/k/a Arnhold and S. Bleicroeder Holdings Inc., Delayed Draw Term Loan, 08/16/2032	128,640	0.0
760,208	First Eagle Holdings Inc.-f/k/a Arnhold and S. Bleicroeder Holdings Inc., Initial Term Loan, 7.711%, (TSFR3M+3.500%), 08/16/2032	760,493	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Financial: (continued)
808,960	Focus Financial Partners LLC, Tranche B Incremental Term Loan, 6.913%, (TSFR1M+2.750%), 09/15/2031	$809,891	0.1
149,625	Goosehead Insurance Holdings, LLC, 2025 Term Loan B, 7.175%, (TSFR1M+3.000%), 01/08/2032	149,999	0.0
110,000	Gryphon Acquire NewCo LLC, Term Loan B, 6.879%, (TSFR6M+3.000%), 09/13/2032	110,344	0.0
369,290	Guardian US Holdco LLC, Initial Term Loan, 7.502%, (TSFR3M+3.500%), 01/31/2030	369,751	0.0
243,750	HIG Finance 2 Limited, 2024-2 Refinancing Term Loans, 7.663%, (TSFR1M+3.500%), 04/18/2030	244,753	0.0
449,641	HighTower Holding LLC, Amendment No. 10 Replacement Term Loan, 7.071%, (TSFR3M+2.750%), 02/03/2032	449,641	0.0
256,986	HUB International Ltd, 2025 Incremental Term Loan, 6.575%, (TSFR3M+2.250%), 06/20/2030	257,652	0.0
139,650	IMC Financing LLC, Term Loan, 7.636%, (TSFR1M+3.500%), 06/18/2032	141,221	0.0
857,219	Jane Street Group LLC, Extended Term Loan, 6.199%, (TSFR3M+2.000%), 12/15/2031	851,928	0.1
545,000	Osaic Holdings Inc (f/k/a Advisor Group Holdings Inc), Initial Term Loan, 7.163%, (TSFR1M+3.000%), 07/30/2032	545,390	0.0
185,000 (7)	Osttra Group Ltd., Term Loan (First Lien), 05/20/2032	186,137	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Financial: (continued)
122,048	RHP Hotel Properties LP, Second Incremental Tranche B Term Loan, 6.163%, (TSFR1M+2.000%), 05/18/2030	$122,658	0.0
534,665	Ryan Specialty Group LLC, 2024 Term Loan B, 6.163%, (TSFR1M+2.250%), 09/15/2031	536,447	0.0
280,000 (7)	Starwood Property Mortgage LLC, Incremental Term B-2 Loan, 08/13/2032	280,263	0.0
392,042	Starwood Property Mortgage LLC, Term B-5 Loan, 6.163%, (TSFR1M+2.000%), 01/02/2030	392,042	0.0
480,000	Trucordia Insurance Holdings LLC, Initial Term Loan, 7.413%, (TSFR1M+3.250%), 06/17/2032	481,800	0.0
235,081	Truist Insurance Holdings, LLC, 2024 Term Loan B, 6.752%, (TSFR3M+2.750%), 05/06/2031	235,448	0.0
78,947	Truist Insurance Holdings, LLC, Initial Term Loans (Second Lien), 8.752%, (TSFR3M+4.750%), 05/06/2032	80,543	0.0
297,958	USI Inc., 2024 Term Loan, 6.252%, (TSFR3M+2.250%), 09/27/2030	297,846	0.0
486,378	USI Inc., 2024 Term Loan D, 6.252%, (TSFR3M+2.250%), 11/21/2029	486,195	0.0
290,000	VFH Parent LLC, Term Loan B-2, 6.663%, (TSFR1M+2.500%), 06/21/2031	291,088	0.0
225,000 (7)	Victory Capital Holdings Inc., Term Loan B, 09/23/2032	224,766	0.0
		19,508,089	0.9
	Food Products: 0.0%
320,271	BCPE North Star US Holdco 2 Inc., First Lien Initial Term Loan, 8.430%, (TSFR1M+4.114%), 06/09/2028	320,471	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Food Products: (continued)
509,727	CHG PPC Parent LLC, 2021-1 US Term Loan, 7.278%, (TSFR1M+3.110%), 12/08/2028	$511,001	0.0
		831,472	0.0
	Health Care: 0.1%
884,888	AthenaHealth Group Inc., Initial Term Loan, 6.913%, (TSFR1M+2.750%), 02/15/2029	883,781	0.1
397,642	Embecta Corp, Initial Term Loan, 7.316%, (TSFR1M+3.000%), 03/30/2029	397,891	0.0
12,531	National Mentor Holdings Inc., First Lien Initial Term C Loan, 7.852%, (TSFR3M+3.850%), 03/02/2028	12,503	0.0
431,448	National Mentor Holdings Inc., First Lien Initial Term Loan, 7.852%, (TSFR3M+3.850%), 03/02/2028	430,504	0.0
730,000	Opal Us LLC, Facility B2 Loan, 7.435%, (TSFR6M+3.250%), 04/28/2032	733,080	0.0
358,280	Pacific Dental Services LLC, Term Loan USD 1BN, 6.643%, (TSFR1M+2.500%), 03/15/2031	358,504	0.0
		2,816,263	0.1
	Industrial: 0.9%
542,265	Alliance Laundry Systems LLC, Initial Term B Loans, 6.385%, (TSFR1M+2.500%), 08/19/2031	542,321	0.1
436,695	Altium Packaging LLC, 2024 Refinancing Term Loan, 6.663%, (TSFR1M+2.500%), 06/11/2031	429,689	0.0
251,738	Anticimex Inc., Facility B6, 7.536%, (SOFRRATE+3.400%), 11/16/2028	252,761	0.0
14,387	Arcosa, Inc., 2025 Refinancing Term Loan, 6.163%, (TSFR1M+2.000%), 10/01/2031	14,495	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Industrial: (continued)
475,378	Azorra Soar TLB FInance Limited, New Loan, 6.788%, (TSFR3M+2.750%), 10/18/2029	$477,160	0.0
393,781	Azuria Water Solutions Inc., 2025 Replacement Term Loan, 7.163%, (TSFR1M+3.000%), 05/17/2028	394,519	0.0
520,000	BCP VI Summit Holdings LP, Initial Term Loan, 7.155%, (TSFR1M+3.500%), 01/30/2032	522,708	0.0
480,029	Bombardier Recreational Products Inc., 2024 Extended Term Loan, 6.913%, (TSFR1M+2.750%), 01/22/2031	481,425	0.0
163,352	Brown Group Holding LLC, Incremental Term B-2 Facility, 6.949%, (TSFR3M+2.750%), 07/01/2031	163,896	0.0
678,046 (7)	Chamberlain Group/ Chariot Buyer, 2025 New Term Loan B, 09/08/2032	679,153	0.1
344,474	Chart Industries, Inc., 2024 Term Loan B, 6.792%, (TSFR3M+2.500%), 03/15/2030	346,770	0.0
63,723	Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term B Loan, 7.413%, (TSFR1M+3.255%), 04/01/2032	63,691	0.0
1,117 (8)	Clydesdale Acquisition Holdings Inc., Delayed Draw Term Loan, 7.413%, (TSFR1M+3.250%), 04/01/2032	1,116	0.0
141,256	Coherent Corp (f/k/a II-VI Incorporated), New Term Loan B, 5.908%, (TSFR1M+1.750%), 07/02/2029	141,300	0.0
501,213	Construction Partners Inc., Closing Date Loans, 6.663%, (TSFR1M+2.500%), 11/03/2031	502,779	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Industrial: (continued)
363,175	Crown Equipment Corporation, Initial Term B-1, 6.530%, (TSFR1M+2.250%), 10/10/2031	$364,537	0.0
650,000 (7)	DG Investment Intermediate Holdings 2 Inc., Tranche B, 07/12/2032	653,250	0.1
489,481	Doosan Bobcat North America Inc (f/k/a Clark Equipment Company), Tranche B Term Loans, 6.002%, (TSFR3M+2.000%), 04/20/2029	491,010	0.0
273,224	Dynasty Acquisition Co Inc., Initial Term B-1 Loan, 6.163%, (TSFR1M+2.000%), 10/31/2031	273,566	0.0
103,926	Dynasty Acquisition Co Inc., Initial Term B-2 Loan, 6.163%, (TSFR1M+2.000%), 10/31/2031	104,056	0.0
169,821	EMRLD Borrower LP, Initial Term B Loan, 6.449%, (TSFR3M+2.500%), 05/31/2030	169,562	0.0
456,204	Filtration Group Corporation, 2025-B Incremental Dollar Term Loan, 6.913%, (TSFR1M+2.750%), 10/23/2028	458,960	0.0
289	Foley Products Company, LLC, Term Loan, 8.902%, (TSFR3M+4.900%), 12/29/2028	292	0.0
148,875	Frontdoor Inc., 2024 Term Loan B, 6.413%, (TSFR1M+2.250%), 12/17/2031	151,108	0.0
153,397	Genesee & Wyoming Inc., Initial Term Loan B, 5.752%, (TSFR3M+1.750%), 04/10/2031	152,971	0.0
315,000	GFL Environmental Services Inc., Initial Term Loan, 6.671%, (TSFR3M+2.500%), 03/03/2032	315,459	0.0
325,000 (7)	Green Infrastructure Partners Inc., Initial Term Loan, 09/24/2032	325,712	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Industrial: (continued)
138,889	Gulfside Supply Inc., Initial Term Loan, 7.002%, (TSFR3M+3.000%), 06/17/2031	$139,222	0.0
824,975	Ingram Micro Inc., Term Loan B2, 6.248%, (TSFR3M+2.250%), 09/22/2031	829,100	0.1
484,649	Kenan Advantage Group Inc (The), Term Loan B4, 7.413%, (TSFR1M+3.250%), 01/25/2029	478,591	0.0
174,477	Legence Holdings LLC (f/k/a Refficiency Holdings LLC), Amendment No 9 Refinancing Term Loan, 7.163%, (TSFR1M+3.000%), 12/18/2028	175,058	0.0
326,368	Lsf11 Trinity Bidco, Inc., 2025 Term Loan B, 6.647%, (TSFR1M+2.500%), 06/14/2030	327,183	0.0
673,313 (7)	Lsf12 Crown Us Commercial Bidco, LLC, Tranche B, 12/02/2031	675,136	0.1
294,263	Madison Iaq LLC, 2025 Incremental Term Loan, 7.452%, (TSFR6M+3.250%), 05/06/2032	295,954	0.0
290,841	Madison Iaq LLC, Initial Term Loan, 6.702%, (TSFR6M+2.500%), 06/21/2028	291,478	0.0
495,995	Madison Safety & Flow LLC, 2025 Incremental Term B, 7.077%, (TSFR1M+2.750%), 09/26/2031	497,459	0.0
153,414	MI Windows and Doors LLC, 2024 Incremental Term Loans, 7.066%, (TSFR1M+2.750%), 03/28/2031	154,127	0.0
164,588	MV Holding GmbH FKA Igloo Holdings Corp, Senior Facility B (USD) Loan, 6.413%, (TSFR1M+2.250%), 03/17/2032	164,999	0.0
295,000 (7)	Plastipak Holdings Inc., Tl, 09/10/2032	295,369	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Industrial: (continued)
489,310	Pre Paid Legal Services Inc., First Lien Initial Term Loans, 7.566%, (TSFR1M+3.250%), 12/15/2028	$463,214	0.0
542,691	Pro Mach Group Inc., Amendment No.5 Refinancing Tl, 7.066%, (TSFR1M+2.750%), 08/31/2028	544,241	0.1
83,730	Quikrete Holdings Inc., New Tranche B-1 Term Loan, 6.413%, (TSFR1M+2.250%), 04/14/2031	83,802	0.0
387,421	Quikrete Holdings Inc., Term Loan B (2029), 6.413%, (TSFR1M+2.250%), 03/19/2029	388,026	0.0
678,300	Red SPV LLC, Initial Term Loan, 6.386%, (TSFR1M+2.250%), 03/15/2032	679,996	0.1
194,513	Savage Enterprises LLC, Term Loan B, 6.750%, (TSFR1M+2.500%), 08/04/2032	194,938	0.0
388,072	Service Logic Acquisition Inc., Amendment 8 Refinancing Term Loan, 7.308%, (TSFR3M+3.000%), 10/29/2027	389,042	0.0
226,767	Smyrna Ready Mix Concrete LLC, 2025 Term Loan, 7.166%, (TSFR1M+3.000%), 04/02/2029	227,901	0.0
365,000 (7)	Smyrna Ready Mix Concrete LLC, Add-on TL, 04/02/2029	366,825	0.0
135,000 (7)	Spectris PLC, Term Loan, 09/26/2032	135,422	0.0
516,008	SPX Flow, Inc., 2025 Term Loans, 6.913%, (TSFR1M+2.750%), 04/05/2029	518,911	0.0
350,000	Stonepeak Nile Parent LLC, Initial Term Loan, 7.079%, (TSFR3M+2.750%), 04/09/2032	350,131	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Industrial: (continued)
529,917	Third Coast Infrastructure LLC, 2025 Refinancing Term Loans, 7.913%, (TSFR1M+3.750%), 09/25/2030	$533,892	0.0
736,227	TK Elevator Midco Gmbh, (Usd) Term Loan B, 7.197%, (TSFR6M+3.000%), 04/30/2030	738,839	0.1
365,000	Transdigm, Tranche M Term Loans, 6.502%, (TSFR3M+2.500%), 08/13/2032	365,127	0.0
736,291	Transdigm Inc., New Tranche K Term Loan, 6.252%, (TSFR3M+2.250%), 03/22/2030	736,118	0.1
280,343	Watlow Electric Manufacturing Company, Term Loan B, 7.308%, (TSFR3M+3.000%), 03/02/2028	280,912	0.0
415,800	Wilsonart LLC, Initial Term Loans, 8.252%, (TSFR3M+4.250%), 08/05/2031	402,583	0.0
		20,197,862	0.9
	Insurance: 0.1%
257,544	Ima Financial Group, Inc., Initial Term Loan, 7.163%, (TSFR1M+3.000%), 11/01/2028	257,906	0.0
1,049,580	Sedgwick Claims Management Services Inc., 2024 Term Loan, 7.327%, (TSFR1M+3.000%), 07/31/2031	1,049,318	0.1
		1,307,224	0.1
	Leisure Good/Activities/Movies: 0.0%
548,801	Hayward Industries Inc., First Lien Initial Term Loan, 6.763%, (TSFR1M+2.610%), 05/30/2028	550,105	0.0
553,306	Playtika Holding Corp, Tranche B1, 7.191%, (TSFR1M+2.750%), 03/13/2028	545,612	0.0
		1,095,717	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Lodging & Casinos: 0.1%
717,489	Fertitta Entertainment LLC, Initial B Term Loan, 7.413%, (TSFR1M+3.250%), 01/27/2029	$717,175	0.1
411,769	Golden Entertainment Inc., Term B-1 Loan, 6.413%, (TSFR1M+2.250%), 05/26/2030	413,828	0.0
322,388	Hilton Grand Vacations Borrower LLC, Initial Term Loan, 6.163%, (TSFR1M+2.000%), 08/02/2028	322,522	0.0
		1,453,525	0.1
	Radio & Television: 0.0%
50,272	DirectV Financing LLC, Closing Date Term Loan, 9.541%, (TSFR3M+5.262%), 08/02/2027	50,363	0.0

	Retailers (Except Food & Drug): 0.0%
581,583	Petco Health and Wellness Company Inc., First Lien Initial Term Loan, 7.513%, (TSFR3M+3.511%), 03/03/2028	567,563	0.0

	Technology: 1.0%
401,373	Adeia Inc., Amendment No 4 Term Loan B, 6.663%, (TSFR1M+2.500%), 06/08/2028	403,631	0.0
388,000	Amentum Holdings LLC, Initial Term Loan, 6.413%, (TSFR1M+2.250%), 09/29/2031	388,000	0.0
115,000	Applied Systems Inc., Initial Term Loan (2024) (Second Lien), 8.502%, (TSFR3M+4.500%), 02/23/2032	118,019	0.0
514,575	Applied Systems Inc., Tranche B-1 Term Loan, 6.252%, (TSFR3M+2.250%), 02/24/2031	515,632	0.0
475,843	Ascend Learning LLC, Amendment No 5 Term Loan, 7.316%, (TSFR1M+3.000%), 12/11/2028	475,793	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Technology: (continued)
330,000	Asurion LLC, Second Lien Term Loan B3, 9.528%, (TSFR1M+5.364%), 01/31/2028	$322,644	0.0
279,300	BCPE Pequod Buyer Inc., Initial Term Loan, 7.163%, (TSFR1M+3.000%), 11/25/2031	280,103	0.0
273,625	BMC Software (Boxer/ Bladelogic), 2031 Replacement Dollar Term Loan, 7.199%, (TSFR3M+3.000%), 07/30/2031	273,582	0.0
223,869	Central Parent LLC, 2024 Refinance Term Loan, 7.252%, (TSFR3M+3.250%), 07/06/2029	193,973	0.0
150,000	Clearwater Analytics LLC, Initial Term Loans, 6.460%, (TSFR6M+2.250%), 04/21/2032	150,375	0.0
4	Cloud Software Group Inc., Initial Dollar Term B Facility, 7.796%, (TSFR3M+3.500%), 03/30/2029	4	0.0
316,151	Connectwise, LLC, Initial Term Loan, 7.763%, (TSFR3M+3.762%), 09/29/2028	317,060	0.0
214,463	Cotiviti Inc., Amendment No 2 Term Loan, 7.030%, (TSFR1M+2.750%), 03/26/2032	211,246	0.0
700,000	Disco Parent Inc., Term Loan, 7.484%, (TSFR3M+3.250%), 08/02/2032	704,375	0.1
545,875	Dragon Buyer, Inc., Term Loan, 6.752%, (TSFR3M+2.750%), 09/30/2031	547,013	0.0
472,262	ECI Macola / Max Holding LLC, 2025 Repricing Term Loan, 6.752%, (TSFR3M+2.750%), 05/09/2030	472,705	0.0
850,088	Epicor Software Corporation, Term F Loans, 6.663%, (TSFR1M+2.500%), 05/30/2031	851,881	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Technology: (continued)
700,000	Finastra Usa, Inc., Initial USD Term Loans, 8.038%, (TSFR3M+4.000%), 07/30/2032	$697,900	0.1
248,125	Fortress Intermediate 3 Inc., 2025 Tlb, 7.255%, (TSFR1M+3.000%), 06/27/2031	249,676	0.0
392,288	Gainwell Acquisition Corp, Term B Loan, 8.102%, (TSFR3M+4.100%), 10/01/2027	387,139	0.0
298,500	Helios Software Holdings Inc., 2025 Dollar Term Loan, 7.002%, (TSFR3M+3.000%), 07/18/2030	299,060	0.0
598,500 (7)	Icon Parent I Inc., Tranche B, 11/13/2031	598,500	0.1
171,859	Imagine Learning LLC, 2024 Term Loan, 7.663%, (TSFR1M+3.500%), 12/21/2029	149,348	0.0
393,619	Informatica LLC, 2024 Term Loan B, 6.413%, (TSFR1M+2.250%), 10/27/2028	394,973	0.0
150,000	Kaseya Inc., Initial Term Loan, 9.163%, (TSFR1M+5.000%), 03/05/2033	150,328	0.0
283,575	Kaseya Inc., Term Loan, 7.577%, (TSFR1M+3.250%), 03/20/2032	284,335	0.0
611,925	Leia Finco US LLC, Initial Term Loan, 7.570%, (TSFR3M+3.250%), 10/09/2031	612,833	0.1
488,791	Mcafee Corp, Refinancing Tranche B-1, 7.223%, (TSFR1M+3.000%), 03/01/2029	468,424	0.0
198,500	Minerals Technologies Inc., Term Loan B, 6.163%, (TSFR1M+2.000%), 11/21/2031	198,872	0.0
544,500	Mitchell International, Inc., Initial Term Loan, 7.413%, (TSFR1M+3.250%), 06/17/2031	544,670	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Technology: (continued)
288,577	MKS Instruments Inc., 2025-1 Dollar Term B Loans, 6.166%, (TSFR1M+2.000%), 08/17/2029	$289,163	0.0
97,349	Oceankey (U.S.) II Corp, Term Loan, 7.763%, (TSFR1M+3.500%), 12/15/2028	97,608	0.0
199,044	Paysafe Holdings (US) Corp, Facility B1, 7.028%, (TSFR1M+2.860%), 06/28/2028	198,547	0.0
587,050 (7)	PointClickCare Technologies, Tranche B, 11/03/2031	588,518	0.1
831,551	Project Boost Purchaser LLC, 1L Intial Term Loan, 7.296%, (TSFR1M+3.000%), 07/16/2031	830,252	0.1
371,632 (7)	Project Ruby Ultimate Parent Corp, Tranche B5, 03/10/2028	372,251	0.0
60,129	Rackspace Finance, LLC, First Lien Term Loan, 7.040%, (TSFR1M+2.860%), 05/15/2028	26,958	0.0
391,090	RealPage Inc., First Lien Initial Term Loan, 7.263%, (TSFR3M+3.262%), 04/24/2028	390,466	0.0
450,000	Red Planet Borrower LLC, Initial Term Loan, 7.252%, (TSFR3M+3.250%), 09/08/2032	438,750	0.0
448,443	Rocket Software Inc., Term Loan, 7.913%, (TSFR1M+3.750%), 11/28/2028	449,480	0.0
285,000	Sandisk Corporation, Term B Loan, 7.135%, (TSFR1M+3.000%), 02/23/2032	285,356	0.0
295,329	Skillsoft Finance II Inc., Initial Term Loan, 9.530%, (TSFR1M+5.364%), 07/14/2028	263,520	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Technology: (continued)
361,757	Skopima Consilio Parent LLC (FKA GI Consilio), Amendment No. 5 Term Loans, 7.913%, (TSFR1M+3.750%), 05/12/2028	$307,855	0.0
300,425	SonicWall US Holdings Inc., 2023 Term Loan, 9.002%, (TSFR3M+5.000%), 05/18/2028	286,405	0.0
510,958	Sophos Holdings LLC, Dollar Tranche Term Loan, 7.778%, (TSFR1M+3.614%), 03/05/2027	512,395	0.0
595,000	Starlight Parent LLC, Term Loan, 8.261%, (TSFR1M+4.000%), 04/16/2032	585,331	0.1
241,434	Tenable Inc., Initial Term Loan, 7.028%, (TSFR1M+2.860%), 07/07/2028	243,245	0.0
453,617	The Knot Worldwide Inc., Amendment No 5 term Loan, 7.913%, (TSFR1M+3.750%), 01/31/2028	454,751	0.0
892,805	UKG Inc., Term Loan B, 7.320%, (TSFR3M+3.000%), 02/10/2031	893,293	0.1
473,838	Veeam Software/ VS Buyer, 2025 Repriced 1St Lien Tlb, 6.560%, (TSFR1M+2.250%), 04/14/2031	474,430	0.0
491,247	Virtusa Corporation, Term B-2 Loan, 7.413%, (TSFR1M+3.250%), 02/15/2029	485,925	0.0
393,680	Waystar Technologies Inc., Initial Term Loan B, 6.316%, (TSFR1M+2.000%), 10/22/2029	394,664	0.0
708,225	World Wide Technology Holding Co LLC, 2025 Refinancing Term Loan, 6.158%, (TSFR1M+2.000%), 03/01/2030	711,766	0.1
		20,843,023	1.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Telecommunications: 0.0%
400,350	Asurion LLC, New B11 Term Loan, 8.513%, (TSFR1M+4.350%), 08/21/2028	$401,952	0.0
70,745	Viasat Inc., Initial Term Loan, 8.778%, (TSFR1M+4.610%), 03/02/2029	69,993	0.0
365,949	Zayo Group Holdings Inc., Initial Dollar Term Loan, 7.430%, (TSFR1M+3.114%), 03/09/2027	361,031	0.0
		832,976	0.0
	Utilities: 0.1%
183,609	AL GCX Fund VIII Holdings LLC, Initial Term Loan B, 6.223%, (TSFR1M+2.000%), 01/30/2032	183,265	0.0
217,800	Alpha Generation LLC, Initial Term B Loan, 6.163%, (TSFR1M+2.000%), 09/30/2031	217,834	0.0
267,504	Bip Pipeco Holdings LLC, Term Loan, 6.536%, (TSFR3M+2.250%), 12/05/2030	267,972	0.0
361,800	Discovery Energy Holding Corporation, Initial Dollar Term Loan, 7.752%, (TSFR3M+3.750%), 05/01/2031	362,817	0.1
331,650	Lightning Power, LLC, Initial Term B Loan, 6.252%, (TSFR3M+2.250%), 08/18/2031	331,798	0.0
144,633	NRG Energy Inc., Term Loan, 6.064%, (TSFR3M+1.750%), 04/16/2031	144,801	0.0
313,784	Vistra Operations Company LLC, 2018 Incremental Term Loan, 5.913%, (TSFR1M+1.750%), 12/20/2030	314,514	0.0
		1,823,001	0.1
	Total Bank Loans
	(Cost $144,203,629)	144,642,866	6.7

SOVEREIGN BONDS: 3.5%
BRL205,979 (9)	Brazil Letras do Tesouro Nacional LTN,15.084%, 01/01/2026	37,369,916	1.8

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
BRL13,000,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 05/15/2035	$10,234,847	0.5
BRL6,628,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 08/15/2050	4,952,059	0.2
2,875,000	Brazilian Government International Bond, 6.625%, 03/15/2035	2,995,750	0.1
206,000	Colombia Government International Bond, 5.200%, 05/15/2049	155,479	0.0
900,000	Colombia Government International Bond, 7.750%, 11/07/2036	945,225	0.1
2,000,000	Colombia Government International Bond, 8.375%, 11/07/2054	2,123,000	0.1
2,650,000	Colombia Government International Bond, 8.500%, 04/25/2035	2,936,863	0.1
1,675,000 (2)	Dominican Republic International Bond, 6.950%, 03/15/2037	1,794,134	0.1
1,425,000 (2)	Guatemala Government Bond, 6.050%, 08/06/2031	1,486,987	0.1
675,000 (2)	Guatemala Government Bond, 6.550%, 02/06/2037	714,447	0.0
1,436,000	Mexico Government International Bond, 5.850%, 07/02/2032	1,490,927	0.1
1,169,000	Mexico Government International Bond, 6.625%, 01/29/2038	1,232,126	0.1
656,000	Mexico Government International Bond, 7.375%, 05/13/2055	723,896	0.0
600,000	Panama Government International Bond, 3.160%, 01/23/2030	560,100	0.0
1,200,000 (5)	Panama Government International Bond, 7.500%, 03/01/2031	1,327,200	0.1
1,150,000 (2)	Republic of South Africa Government International Bond,
	7.100%, 11/19/2036	1,202,038	0.1
550,000 (2)	Republic of South Africa Government International Bond,
	7.950%, 11/19/2054	559,754	0.0
625,000	Republic of South Africa Government International Bond 10Y, 5.875%, 04/20/2032	632,513	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
924,000 (2)	Romanian Government International Bond, 5.750%, 03/24/2035	$892,238	0.0
125,232 (2)(10)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2030	66,060	0.0
467,977 (2)(10)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2034	194,795	0.0
395,473 (2)(10)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2035	192,793	0.0
329,561 (2)(10)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2036	160,331	0.0
603,324 (2)(10)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2029	413,277	0.0
793,835 (2)(10)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2034	445,738	0.0
718,884 (2)(10)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2035	397,183	0.0
176,565 (2)(10)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2036	96,228	0.0
	Total Sovereign Bonds
	(Cost $67,481,612)	76,295,904	3.5

U.S. TREASURY OBLIGATIONS: 1.7%
	United States Treasury Notes: 1.7%
1,018,900	3.375%, 09/15/2028	1,012,014	0.1
13,177,600	3.500%, 09/30/2027	13,149,803	0.6
10,107,900	3.625%, 09/30/2030	10,056,966	0.5
11,552,300	3.875%, 09/30/2032	11,515,297	0.5
		35,734,080	1.7

	Total U.S. Treasury Obligations
	(Cost $35,722,995)	35,734,080	1.7

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 0.0%
	Business Equipment & Services: 0.0%
5,366 (11)	Yak Access LLC Series A	$54	0.0
1,157 (11)	Yak Access LLC Series B	11	0.0
		65	0.0
	Consumer Discretionary: 0.0%
574,167 (11)	24 Hour Fitness Worldwide, Inc.	5,742	0.0
113 (11)	Travelport Tech Ltd.	37,815	0.0
		43,557	0.0

	Total Common Stock
	(Cost $775,442)	43,622	0.0
PURCHASED OPTIONS(12): 0.0%
	Total Purchased Options
	(Cost $848,118)	155,264	0.0
	Total Long-Term Investments
	(Cost $2,135,506,193)	2,123,063,369	99.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 1.8%
	Repurchase Agreements: 0.9%
5,425,031 (13)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 09/30/2025, 4.210%, due 10/01/2025 (Repurchase Amount $5,425,657, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.500%, Market Value plus accrued interest $5,533,598, due 08/27/27-09/01/55)	5,425,031	0.3
229,138 (13)	HSBC Securities (USA) Inc., Repurchase Agreement dated 09/30/2025, 4.210%, due 10/01/2025 (Repurchase Amount $229,164, collateralized by various U.S. Government Securities, 0.000%-4.000%, Market Value plus accrued interest $233,721, due 07/15/26-08/15/54)	229,138	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
4,462,101 (13)	HSBC Securities (USA) Inc., Repurchase Agreement dated 09/30/2025, 4.220%, due 10/01/2025 (Repurchase Amount $4,462,617, collateralized by various U.S. Government Agency Obligations, 1.923%-6.500%, Market Value plus accrued interest $4,551,343, due 08/01/32-06/01/64)	$4,462,101	0.2
431,703 (13)	J.P. Morgan Securities LLC, Repurchase Agreement dated 09/30/2025, 4.200%, due 10/01/2025 (Repurchase Amount $431,753, collateralized by various U.S. Government Securities, 4.125%-4.500%, Market Value plus accrued interest $440,337, due 12/31/31-05/31/32)	431,703	0.0
596,859 (13)	Natwest Markets Securities Inc., Repurchase Agreement dated 09/30/2025, 4.190%, due 10/01/2025 (Repurchase Amount $596,928, collateralized by various U.S. Government Securities, 0.000%-6.625%, Market Value plus accrued interest $608,796, due 11/18/25-08/15/55)	596,859	0.0
192,104 (13)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/2025, 4.190%, due 10/01/2025 (Repurchase Amount $192,126, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $195,946, due 10/23/25-08/15/55)	192,104	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,461,868 (13)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/2025, 4.200%, due 10/01/2025 (Repurchase Amount $3,462,266, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.625%-7.000%, Market Value plus accrued interest $3,531,107, due 01/15/29-10/01/55)	$3,461,868	0.2
5,409,861 (13)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/2025, 4.290%, due 10/01/2025 (Repurchase Amount $5,410,497, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,507,935, due 10/15/26-02/15/54)	5,409,861	0.2
	Total Repurchase Agreements
	(Cost $20,208,665)	20,208,665	0.9
	Time Deposits: 0.2%
580,000 (13)	Canadian Imperial Bank of Commerce, 4.090%, 10/01/2025	580,000	0.0
530,000 (13)	DZ Bank AG, 4.080%, 10/01/2025	530,000	0.0
530,000 (13)	HSBC Bank PLC, 4.130%, 10/01/2025	530,000	0.0
560,000 (13)	Landesbank Hessen Thueringen Girozentrale, 4.100%, 10/01/2025	560,000	0.0
580,000 (13)	Mizuho Bank Ltd., 4.100%, 10/01/2025	580,000	0.1
580,000 (13)	Royal Bank of Canada, 4.140%, 10/01/2025	580,000	0.1
580,000 (13)	Societe Generale S.A., 4.090%, 10/01/2025	580,000	0.0
	Total Time Deposits
	(Cost $3,940,000)	3,940,000	0.2
	Commercial Paper: 0.3%
2,400,000	Entergy Corp., 4.270%, 10/01/2025	2,399,719	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
2,961,000 (2)	Johnson Controls International PLC, 4.260%, 10/01/2025	$2,960,654	0.2
	Total Commercial Paper
	(Cost $5,361,000)	5,360,373	0.3

			Percentage
			of Net
Shares	RA	Value	Assets
	Mutual Funds: 0.4%
8,162,797 (14)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.030%
	(Cost $8,162,797)	$8,162,797	0.4

	Total Short-Term Investments
	(Cost $37,672,462)	37,671,835	1.8
	Total Investments in Securities
	(Cost $2,173,178,655)	$2,160,735,204	100.9
	Liabilities in Excess of Other Assets	(18,851,725)	(0.9)
	Net Assets	$2,141,883,479	100.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
As of September 30, 2025 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of September 30, 2025.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	Security, or a portion of the security, is on loan.
(6)	Represents or includes a TBA transaction.
(7)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(8)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 10 for additional details.
(9)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2025.
(10)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2025.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(12)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(13)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)	Rate shown is the 7-day yield as of September 30, 2025.

Currency Abbreviations:

BRL	Brazilian Real
EUR	EU Euro

Reference Rate Abbreviations:

12MTA	12-month Treasury Average

SOFR30A	30-day Secured Overnight Financing Rate

SOFRRATE	1-day Secured Overnight Financing Rate

TSFR1M	1-month CME Term Secured Overnight Financing Rate

TSFR3M	3-month CME Term Secured Overnight Financing Rate

TSFR6M	6-month CME Term Secured Overnight Financing Rate

TSFR12M	12-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
As of September 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$593,186,016	$—	$593,186,016
Corporate Bonds/Notes	—	481,339,763	—	481,339,763
Commercial Mortgage-Backed Securities	—	398,275,133	—	398,275,133
Asset-Backed Securities	—	243,656,599	—	243,656,599
U.S. Government Agency Obligations	—	149,734,122	—	149,734,122
Bank Loans	—	144,642,866	—	144,642,866
Sovereign Bonds	—	76,295,904	—	76,295,904
U.S. Treasury Obligations	—	35,734,080	—	35,734,080
Purchased Options	—	155,264	—	155,264
Common Stock	—	—	43,622	43,622
Short-Term Investments	8,162,797	29,509,038	—	37,671,835
Total Investments, at fair value	$8,162,797	$2,152,528,785	$43,622	$2,160,735,204
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	—	77,911	—	77,911
Centrally Cleared Interest Rate Swaps	—	179,566	—	179,566
Forward Foreign Currency Contracts	—	416,688	—	416,688
Forward Premium Swaptions	—	2,172,868	—	2,172,868
Futures	319,453	—	—	319,453
OTC Total Return Swaps	—	5,248,600	—	5,248,600
OTC volatility swaps	—	902,930	—	902,930
Total Assets	$8,482,250	$2,161,527,348	$43,622	$2,170,053,220
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	$—	$(1,073,786)	$—	$(1,073,786)
Forward Foreign Currency Contracts	—	(6,187,765)	—	(6,187,765)
Forward Premium Swaptions	—	(1,853,959)	—	(1,853,959)
Futures	(2,166,196)	—	—	(2,166,196)
OTC volatility swaps	—	(96,984)	—	(96,984)
Sales Commitments	—	(88,094,834)	—	(88,094,834)
Written Options	—	(555,246)	—	(555,246)
Total Liabilities	$(2,166,196)	$(97,862,574)	$—	$(100,028,770)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2025, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	—	JPY	10	Banco Bilbao Vizcaya Argentaria S.A.	10/31/25	$—
EUR	58,996	USD	69,570	Barclays Bank PLC	10/31/25	(176)
MXN	166,897,164	USD	9,064,636	BNP Paribas	11/07/25	12,191
USD	—	JPY	10	Brown Brothers Harriman & Co.	10/31/25	—
USD	4,213,568	TRY	198,711,889	Deutsche Bank AG	11/10/25	(410,380)
USD	4,963,046	MXN	91,750,343	Goldman Sachs International	11/07/25	(26,865)
USD	8,153,371	MXN	152,946,642	Goldman Sachs International	11/07/25	(164,747)
TRY	198,459,074	USD	4,213,568	Goldman Sachs International	11/10/25	404,497
USD	33,091,654	BRL	205,979,000	Goldman Sachs International	01/05/26	(4,735,868)
USD	14,915,802	BRL	82,318,523	HSBC Bank USA N.A.	11/07/25	(410,554)
USD	3,378	PEN	11,921	Morgan Stanley Capital Services LLC	11/07/25	(52)

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
As of September 30, 2025 (Unaudited) (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	12,184,008	COP	48,012,178,942	Morgan Stanley Capital Services LLC	11/07/25	$(2,828)
USD	8,160,205	MXN	152,946,643	Morgan Stanley Capital Services LLC	11/07/25	(157,912)
JPY	10	USD	–	Royal Bank of Canada	10/31/25	—
JPY	1,909,572	USD	13,111	Standard Chartered Bank	10/31/25	(155)
EUR	568,973	USD	675,860	Standard Chartered Bank	10/31/25	(6,602)
USD	5,120,788	MXN	94,732,304	Standard Chartered Bank	11/07/25	(31,299)
COP	47,701,298,055	USD	12,348,252	Wells Fargo Bank N.A.	11/07/25	(240,327)
						$(5,771,077)

At September 30, 2025, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
Euro-Bund	530	12/08/25	$80,002,465	$(460,888)
U.S. Treasury 2-Year Note	329	12/31/25	68,563,086	(52,363)
U.S. Treasury 5-Year Note	2,349	12/31/25	256,499,789	(86,195)
			$405,065,340	$(599,446)
Short Contracts:
Euro-OAT	(520)	12/08/25	(74,085,119)	319,453
U.S. Treasury 10-Year Note	(977)	12/19/25	(109,912,500)	(322,600)
U.S. Treasury Long Bond	(186)	12/19/25	(21,686,437)	(343,570)
U.S. Treasury Ultra 10-Year Note	(935)	12/19/25	(107,598,047)	(897,453)
U.S. Treasury Ultra Long Bond	(50)	12/19/25	(6,003,125)	(3,127)
			$(319,285,228)	$(1,247,297)

At September 30, 2025, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
CDX.North American Index High Yield Series, 45, Version 1	Sell	5.000	12/20/30	USD	62,706,000	$4,842,880	$77,911
						$4,842,880	$77,911

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments received quarterly.

(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
As of September 30, 2025 (Unaudited) (continued)

At September 30, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.730%	Annual	03/05/30	USD	4,000,000	$60,450	$60,450
Pay	1-day Secured Overnight Financing Rate	Annual	3.933	Annual	05/05/45	USD	9,722,617	(38,947)	(38,947)
Receive	1-day Secured Overnight Financing Rate	Annual	3.736	Annual	07/20/37	USD	2,945,400	19,738	19,738
Receive	1-day Secured Overnight Financing Rate	Annual	3.857	Annual	05/05/55	USD	3,835,032	54,740	54,740
Receive	1-day Secured Overnight Financing Rate	Annual	3.539	Annual	07/23/30	USD	4,000,000	(29,364)	(29,364)
Receive	1-day Secured Overnight Financing Rate	Annual	3.932	Annual	07/20/37	USD	5,211,000	(45,520)	(45,520)
Receive	1-day Secured Overnight Financing Rate	Annual	3.699	Annual	05/05/35	USD	8,088,677	(41,778)	(41,778)
Receive	1-day Secured Overnight Financing Rate	Annual	4.444	Annual	08/16/44	USD	8,327,900	(9,951)	(9,951)
Receive	1-day Secured Overnight Financing Rate	Annual	4.452	Annual	11/29/44	USD	8,536,100	(11,472)	(11,472)
Receive	1-day Secured Overnight Financing Rate	Annual	4.143	Annual	02/18/30	USD	13,000,000	(413,411)	(413,411)
Receive	1-day Secured Overnight Financing Rate	Annual	4.211	Annual	02/14/30	USD	14,000,000	(483,343)	(483,343)
Receive	1-day Secured Overnight Financing Rate	Annual	3.618	Annual	09/24/35	USD	15,000,000	44,638	44,638
								$(894,220)	$(894,220)

At September 30, 2025, the following OTC total return swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	iShares iBoxx $High Yield Corporate Bond ETF	Monthly	Secured Overnight Financing Rate + 0.00%	Monthly	Morgan Stanley Capital Services LLC	12/20/25	USD	30,000,000	$1,800,000	$—	$1,800,000
Receive	iShares iBoxx $High Yield Corporate Bond ETF	Quarterly	(Secured Overnight Financing Rate + 0.00%)	Quarterly	Morgan Stanley Capital Services LLC	12/20/25	USD	62,000,000	3,428,600	—	3,428,600
Receive	Markit iBoxx Leveraged Loan	Quarterly	Secured Overnight Financing Rate + 0.00%	Quarterly	Morgan Stanley Capital Services LLC	09/20/26	USD	20,000,000	20,000	(9,195)	29,195
									$5,248,600	$(9,195)	$5,257,795

(1)	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

At September 30, 2025, the following OTC volatility swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/		Volatility						Unrealized
Receive		Strike		Maturity		Notional		Appreciation
Volatility(1)	Reference Entity	Rate	Counterparty	Date	Currency	Amount	Fair Value	(Depreciation)
Pay	USD vs. INR Spot Exchange Rate	4.325%	BNP Paribas	02/10/26	USD	36,444,000	$(96,984)	$(96,984)
Receive	USD vs. BRL Spot Exchange Rate	15.300%	Bank of America N.A.	01/05/26	USD	36,020,000	180,694	180,694
Receive	USD vs. BRL Spot Exchange Rate	18.300%	Goldman Sachs International	06/24/26	USD	30,757,000	315,736	315,736
Receive	EUR vs. USD Spot Exchange Rate	8.400%	Morgan Stanley Capital Services LLC	02/10/26	USD	36,444,000	316,153	316,153
Receive	USD vs. BRL Spot Exchange Rate	15.300%	Morgan Stanley Capital Services LLC	01/05/26	USD	18,010,000	90,347	90,347
							$805,946	$805,946

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
As of September 30, 2025 (Unaudited) (continued)

At September 30, 2025, the following OTC purchased credit default swaptions were outstanding for Strategic Income Opportunities:

				(Pay)/
				Receive
			Exercise	Exercise	Strike	Expiration	Notional			Fair
Description	Counterparty	Reference Entity	Rate (%)	Rate	Price	Date	Amount		Cost	Value
Put on 5-Year Credit Default Swap	Citibank N.A.	CDX North American High Yield, Series 44, Version 1	5.000	Pay	104.000%	10/15/25	USD	15,624,000	$84,369	$1,675
Put on 5-Year Credit Default Swap	Morgan Stanley Capital Services LLC	CDX North American High Yield, Series 44,Version 1	5.000	Pay	104.000%	10/15/25	USD	26,269,000	133,972	2,817
									$218,341	$4,492

At September 30, 2025, the following OTC written credit default swaptions were outstanding for Voya Strategic Income Opportunities Fund:

				(Pay)/
				Receive
			Exercise	Exercise	Strike	Expiration	Notional		Premiums	Fair
Description	Counterparty	Reference Entity	Rate (%)	Rate	Price	Date	Amount		Received	Value
Put on 5-Year Credit Default Swap	Citibank N.A.	CDX North American High Yield, Series 44,Version 1	5.000	Receive	106.000%	10/15/25	USD	15,624,000	$151,896	$(5,602)
Put on 5-Year Credit Default Swap	Morgan Stanley Capital Services LLC	CDX North American High Yield, Series 44,Version 1	5.000	Receive	106.000%	10/15/25	USD	26,269,000	243,317	(9,418)
Put on 5-Year Credit Default Swap	Deutsche Bank AG	iTraxx Crossover Index,Series 43, Version 2	5.000	Receive	287.500%	10/15/25	EUR	35,833,518	138,538	(13,917)
Put on 5-Year Credit Default Swap	Goldman Sachs International	CDX North American High Yield, Series 44,Version 1	5.000	Receive	106.500%	11/19/25	USD	20,533,000	107,305	(72,079)
Put on 5-Year Credit Default Swap	Royal Bank of Canada	CDX North American High Yield, Series 44,Version 1	5.000	Receive	106.500%	11/19/25	USD	23,596,000	123,879	(82,832)
Put on 5-Year Credit Default Swap	BNP Paribas	CDX North American High Yield, Series 45,Version 1	5.000	Receive	106.500%	11/19/25	USD	21,353,000	117,442	(117,442)
Put on 5-Year Credit Default Swap	Citibank N.A.	CDX North American High Yield, Series 44,Version 1	5.000	Receive	107.000%	11/19/25	USD	39,845,000	295,251	(186,747)
									$1,177,628	$(488,037)

At September 30, 2025, the following OTC purchased foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:

		Expiration	Exercise
Description	Counterparty	Date	Price	Notional Amount		Cost	Fair Value
Call USD vs. Put JPY	Goldman Sachs International	10/13/25	125.000	USD	582,000	$49,179	$1
Put USD vs. Call JPY	Goldman Sachs International	11/04/25	143.000	USD	20,703,000	282,617	62,885
Put USD vs. Call JPY	Morgan Stanley Capital Services LLC	10/13/25	125.000	USD	582,000	51,081	1
						$382,877	$62,887

At September 30, 2025, the following OTC written foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:

		Expiration	Exercise			Premiums
Description	Counterparty	Date	Price	Notional Amount		Received	Fair Value
Put USD vs. Call JPY	Goldman Sachs International	11/04/25	140.000	USD	20,703,000	$169,371	$(23,118)
						$169,371	$(23,118)

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
As of September 30, 2025 (Unaudited) (continued)

At September 30, 2025, the following OTC purchased interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:

		Pay/
		Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional
Description	Counterparty	Rate	Rate	Index	Date	Amount		Cost	Fair Value
Call on 5-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Receive	2.500%	6-month EUR-EURIBOR	05/20/26	EUR	44,213,000	$246,900	$87,885
								$246,900	$87,885

At September 30, 2025, the following OTC written interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:

		Pay/Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional		Premiums
Description	Counterparty	Rate	Rate	Index	Date	Amount		Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	2.300%	6-month EUR-EURIBOR	05/20/26	EUR	22,107,000	$182,062	$(44,091)
Put on 2-Year Interest Rate Swap(1)	Mizuho Capital Markets LLC	Receive	3.700%	1-day Secured Overnight Financing Rate	10/03/25	USD	55,890,000	89,983	—
								$272,045	$(44,091)

At September 30, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration(4)	(Depreciation)
Call on 10-Year Interest Rate Swap	Bank of America N.A.	4.103%	Receive	1-day Secured Overnight Financing Rate	07/16/27	USD	22,656,600	$(1,011,050)	$135,137
Call on 10-Year Interest Rate Swap	Barclays Bank PLC	2.355%	Receive	1-day Secured Overnight Financing Rate	11/27/34	USD	22,347,000	(404,481)	274,110
Call on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	2.375%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	20,819,720	(874,428)	(382,449)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	22,958,000	(4,017,650)	469,397
Put on 10-Year Interest Rate Swap	Bank of America N.A.	4.103%	Pay	1-day Secured Overnight Financing Rate	07/16/27	USD	22,656,600	(1,011,051)	(366,230)
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	53,680,100	(9,662,418)	875,990
Put on 30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	4.650%	Pay	1-day Secured Overnight Financing Rate	08/30/27	USD	23,070,000	(1,075,985)	(184,820)
								$(18,057,063)	$821,135

At September 30, 2025, the following OTC written forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration(4)	(Depreciation)
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Pay	1-day Secured Overnight Financing Rate	09/23/27	USD	115,350,000	$538,685	$31,201
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	2.500%	Pay	1-day Secured Overnight Financing Rate	09/25/26	USD	228,586,000	265,160	(8,504)
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	2.000%	Pay	1-day Secured Overnight Financing Rate	09/08/26	USD	228,585,000	240,014	117,328
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.133%	Pay	1-day Secured Overnight Financing Rate	08/27/27	USD	57,675,000	287,654	42,064
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.170%	Pay	1-day Secured Overnight Financing Rate	08/23/27	USD	57,675,000	291,980	36,582
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Pay	1-day Secured Overnight Financing Rate	08/12/27	USD	115,350,000	573,866	22,255
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Pay	1-day Secured Overnight Financing Rate	08/12/27	USD	57,675,000	288,375	12,482
Put on 10-Year Interest Rate Swap	Barclays Bank PLC	5.355%	Receive	1-day Secured Overnight Financing Rate	11/27/34	USD	22,347,000	404,481	(580,071)
Put on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	5.540%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	20,819,720	874,428	(107,168)
Put on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Receive	1-day Secured Overnight Financing Rate	09/23/27	USD	115,350,000	538,684	(41,404)

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
As of September 30, 2025 (Unaudited) (continued)

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration(4)	(Depreciation)
Put on 1-Year Interest Rate Swap	Goldman Sachs International	2.150%	Receive	3-month EUR-EURIBOR	07/21/26	EUR	221,067,000	$316,644	$45,085
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.600%	Receive	1-day Secured Overnight Financing Rate	08/30/27	USD	415,260,000	1,183,491	(88,734)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.133%	Receive	1-day Secured Overnight Financing Rate	08/27/27	USD	57,675,000	287,654	(2,582)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.170%	Receive	1-day Secured Overnight Financing Rate	08/23/27	USD	57,675,000	291,980	13,014
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Receive	1-day Secured Overnight Financing Rate	08/12/27	USD	115,350,000	573,866	64,579
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Receive	1-day Secured Overnight Financing Rate	08/12/27	USD	57,675,000	288,375	33,644
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.631%	Receive	1-day Secured Overnight Financing Rate	09/08/26	USD	228,585,000	217,156	(59,632)
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.622%	Receive	1-day Secured Overnight Financing Rate	09/08/26	USD	114,293,000	108,578	(32,365)
								$7,571,071	$(502,226)

(1)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.

(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

The following sales commitments were held by the Voya Strategic Income Opportunities Fund at September 30, 2025:

		Contractual
Principal Amount	Description	Settlement Date	Fair Value
$(46,700,000)	Ginnie Mae, 6.500%, due 10/15/55	10/20/25	$(47,904,780)
(2,133,000)	Uniform Mortgage-Backed Securities, 3.000%, due 10/01/55	10/14/25	(1,873,870)
(4,487,000)	Uniform Mortgage-Backed Securities, 3.500%, due 10/01/55	10/14/25	(4,100,021)
(8,892,000)	Uniform Mortgage-Backed Securities, 4.000%, due 10/01/55	10/14/25	(8,381,571)
(25,000,000)	Uniform Mortgage-Backed Securities, 6.500%, due 10/15/55	10/14/25	(25,834,592)
	Total Sales Commitments
	Proceeds receivable $(88,315,520)		$(88,094,834)

Currency Abbreviations:

BRL	—	Brazilian Real
COP	—	Colombian Peso
EUR	—	EU Euro
JPY	—	Japanese Yen
MXN	—	Mexican Peso
PEN	—	Peruvian Nuevo Sol
TRY	—	Turkish Lira
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2025 was as follows:

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
As of September 30, 2025 (Unaudited) (continued)

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Credit Contracts	Investments in securities at value*	$4,492
Foreign exchange contracts	Investments in securities at value*	62,887
Interest rate contracts	Investments in securities at value*	87,885
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	416,688
Interest rate contracts	Unrealized appreciation on forward premium swaptions	2,172,868
Interest rate contracts	Variation margin receivable on futures contracts**	319,453
Credit contracts	Variation margin receivable on centrally cleared swaps**	77,911
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	179,566
Foreign exchange contracts	Unrealized appreciation on OTC swap agreements	902,930
Interest rate contracts	Unrealized appreciation on OTC swap agreements	5,257,795
Total Asset Derivatives		$9,482,475

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$6,187,765
Interest rate contracts	Unrealized depreciation on forward premium swaptions	1,853,959
Interest rate contracts	Variation margin payable on futures contracts**	2,166,196
Interest rate contracts	Variation margin payable on centrally cleared swaps**	1,073,786
Interest rate contracts	Upfront payments received on OTC swap agreements	9,195
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	96,984
Credit contracts	Written options, at fair value	488,037
Foreign exchange contracts	Written options, at fair value	23,118
Interest rate contracts	Written options, at fair value	44,091
Total Liability Derivatives		$11,943,131

*	Includes purchased options.

**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$(602,113)	$—	$(602,113)
Foreign exchange contracts	78,530	(3,728,951)	—	91,845	1,180,732	(2,377,844)
Interest rate contracts	443,482	—	266,345	(392,217)	3,310,218	3,627,828
Total	$522,012	$(3,728,951)	$266,345	$(902,485)	$4,490,950	$647,871

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$(213,849)	$—	$—	$(257,696)	$585,909	$114,364
Foreign exchange contracts	(291,436)	(5,602,170)	—	399,346	20,962	(5,473,297)
Interest rate contracts	(2,402,203)	—	(1,885,098)	5,103,870	843,226	1,659,795
Total	$(2,907,488)	$(5,602,170)	$(1,885,098)	$5,245,520	$1,450,097	$(3,699,139)

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
As of September 30, 2025 (Unaudited) (continued)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2025:

									Morgan	Nomura
						Goldman		JPMorgan	Stanley	Global
	Bank of	Barclays Bank			Deutsche	Sachs	HSBC Bank	Chase Bank	Capital	Financial
	America N.A.	PLC	BNP Paribas	Citibank N.A.	Bank AG	International	USA N.A.	N.A.	Services LLC	Products Inc.
Assets:
Purchased options	$—	$—	$—	$1,675	$—	$62,886	$—	$—	$90,703	$—
Forward foreign currency contracts	—	—	12,191	—	—	404,497	—	—	—	—
Forward premium swaptions	135,137	1,619,497	—	—	148,529	45,085	—	224,620	—	—
OTC total return swaps	—	—	—	—	—	—	—	—	5,248,600	—
OTC volatility swaps	180,694	—	—	—	—	315,736	—	—	406,500	—
Total Assets	$315,831	$1,619,497	$12,191	$1,675	$148,529	$828,204	$—	$224,620	$5,745,803	$—
Liabilities:
Forward foreign currency contracts	$—	$176	$—	$—	$410,380	$4,927,480	$410,554	$—	$160,792	$—
Forward premium swaptions	366,230	580,071	—	—	49,908	—	—	765,753	—	91,997
OTC volatility swaps	—	—	96,984	—	—	—	—	—	—	—
Written options	—	—	117,442	192,349	13,917	95,197	—	—	53,509	—
Total Liabilities	$366,230	$580,247	$214,426	$192,349	$474,205	$5,022,677	$410,554	$765,753	$214,301	$91,997
Net OTC derivative instruments by
counterparty, at fair value	$(50,399)	$1,039,250	$(202,235)	$(190,674)	$(325,676)	$(4,194,473)	$(410,554)	$(541,133)	$5,531,502	$(91,997)
Total collateral pledged by the Fund/
(Received from counterparty)	$—	$(720,000)	$130,000	$190,674	$200,000	$3,890,000	$410,554	$520,000	$(5,050,000)	$—
Net Exposure(1),(2)	$(50,399)	$319,250	$(72,235)	$—	$(125,676)	$(304,473)	$—	$(21,133)	$481,502	$(91,997)

		Standard
	Royal Bank of	Chartered	Wells Fargo
	Canada	Bank	Bank N.A.	Total
Assets:
Purchased options	$—	$—	$—	$155,264
Forward foreign currency contracts	—	—	—	416,688
Forward premium swaptions	—	—	—	2,172,868
OTC total return swaps	—	—	—	5,248,600
OTC volatility swaps	—	—	—	902,930
Total Assets	$—	$—	$—	$8,896,350
Liabilities:
Forward foreign currency contracts	$—	$38,056	$240,327	$6,187,765
Forward premium swaptions	—	—	—	1,853,959
OTC volatility swaps	—	—	—	96,984
Written options	82,832	—	—	555,246
Total Liabilities	$82,832	$38,056	$240,327	$8,693,954
Net OTC derivative instruments by counterparty, at fair value	$(82,832)	$(38,056)	$(240,327)	$202,396
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$(428,772)
Net Exposure(1),(2)	$(82,832)	$(38,056)	$(240,327)	$(226,376)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At September 30, 2025, the Fund had pledged $130,000, $260,000, $200,000, $3,890,000, $420,000 and $520,000 to BNP Paribas, Citibank N.A., Deutsche Bank AG, Goldman Sachs International, HSBC Bank USA N.A. and JPMorgan Chase Bank N.A., respectively. In addition, the Fund had received $720,000 and $5,050,000 from Barclays Bank PLC and Morgan Stanley Capital Services LLC, respectively. Excess cash collateral is not shown for financial reporting purposes.

At September 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $2,196,157,256.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$43,622,898
Gross Unrealized Depreciation	(63,069,062)
Net Unrealized Depreciation	$(19,446,164)

See Accompanying Notes to Financial Statements

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

163313 (0925)

Semi-Annual Financial Statements and Other Information

September 30, 2025

Voya Government Money Market Fund

Classes A, C, I, R6 and W

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: https://individuals.voya.come/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will achieve its investment objective. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2025 (Unaudited)

ASSETS:
Short-term investments at amortized cost	$347,457,777
Repurchase agreements	176,898,000
Cash	10,629,492
Receivables:
Investment securities sold	10,592,886
Fund shares sold	362,575
Dividends	463
Interest	1,034,209
Prepaid expenses	60,963
Reimbursement due from Investment Adviser	46,318
Other assets	25,177
Total assets	547,107,860
LIABILITIES:
Income distribution payable	1,357
Payable for investment securities purchased	112,580,124
Payable for fund shares redeemed	3,687,139
Payable for investment management fees	129,276
Payable for distribution and shareholder service fees	1,908
Payable to trustees under the deferred compensation plan (Note 5)	25,177
Payable for trustee fees	1,093
Other accrued expenses and liabilities	140,382
Total liabilities	116,566,456
NET ASSETS	$430,541,404
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$430,542,107
Total distributable loss	(703)
NET ASSETS	$430,541,404

See Accompanying Notes to Financial Statements

1

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2025 (Unaudited) (continued)

Class A
Net assets	$354,910,346
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	354,905,698
Net asset value and redemption price per share†	$1.00

Class C
Net assets	$2,323,582
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	2,323,556
Net asset value and redemption price per share†	$1.00

Class I
Net assets	$60,863,736
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	60,863,061
Net asset value and redemption price per share	$1.00

Class R6
Net assets	$7,145,506
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	7,145,426
Net asset value and redemption price per share	$1.00

Class W
Net assets	$5,298,234
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	5,298,174
Net asset value and redemption price per share	$1.00

†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

2

STATEMENT OF OPERATIONS for the period ended September 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends	$14,870
Interest	9,563,247
Other	1,246
Total investment income	9,579,363

EXPENSES:
Investment management fees	766,975
Distribution and shareholder service fees:
Class C	11,933
Transfer agent fees:
Class A	148,867
Class C	1,002
Class I	5,202
Class R6	121
Class W	2,542
Shareholder reporting expense	6,327
Registration fees	65,628
Professional fees	29,790
Custody and accounting expense	12,756
Trustee fees	5,463
Miscellaneous expense	19,608
Total expenses	1,076,214
Waived and reimbursed fees	(286,811)
Net expenses	789,403
Net investment income	8,789,960
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	136,589
Increase in net assets resulting from operations	$8,926,549

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2025	Year Ended
	(Unaudited)	March 31, 2025
FROM OPERATIONS:
Net investment income	$8,789,960	$17,550,882
Net realized gain	136,589	244,053
Increase in net assets resulting from operations	8,926,549	17,794,935
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(7,227,480)	(14,330,320)
Class C	(36,756)	(81,158)
Class I	(1,415,469)	(2,916,036)
Class R6	(123,202)	(98,703)
Class W	(123,383)	(355,462)
Total distributions	(8,926,290)	(17,781,679)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	833,716,363	1,636,193,747
Reinvestment of distributions	8,906,387	17,705,527
	842,622,750	1,653,899,274
Cost of shares redeemed	(836,464,700)	(1,567,924,744)
Net increase in net assets resulting from capital share transactions	6,158,050	85,974,530
Net increase in net assets	6,158,309	85,987,786
NET ASSETS:
Beginning of year or period	424,383,095	338,395,309
End of year or period	$430,541,404	$424,383,095

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations						Less Distributions										Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)		Expenses net of all reductions/ additions (2)(3)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)		($)		($)		($)	($)		($)	($)	(%)	(%)	(%)		(%)	(%)		($000’s)	(%)
Class A
09-30-25+	1.00	0.02	•	—		0.02		0.02		0.00	*	—	0.02		—	1.00	2.06	0.50	0.35	(4)	0.35	4.02		354,910	—
03-31-25	1.00	0.05	•	—		0.05		0.05		0.00	*	—	0.05		—	1.00	4.74	0.51	0.35	(4)	0.35	4.54		346,682	—
03-31-24	1.00	0.05	•	0.00	*	0.05		0.05		—		—	0.05		—	1.00	5.04	0.57	0.39	(5)	0.39	4.93		265,846	—
03-31-23	1.00	0.03		(0.01)		0.02		0.02		—		—	0.02		—	1.00	2.48	0.62	0.39	(6)	0.39	2.63		217,392	—
03-31-22	1.00	(0.00	)*•	0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.09	0.64	0.05	(7)	0.05	(0.00	)*	156,626	—
03-31-21	1.00	0.00	*•	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.04	0.68	0.11	(8)	0.11	0.01		156,808	—
Class C
09-30-25+	1.00	0.02	•	—		0.02		0.02		0.00	*	—	0.02		—	1.00	1.56	1.50	1.35	(4)	1.35	3.02		2,324	—
03-31-25	1.00	0.04	•	—		0.04		0.04		0.00	*	—	0.04		—	1.00	3.70	1.51	1.35	(4)	1.35	3.60		2,202	—
03-31-24	1.00	0.04	•	0.00	*	0.04		0.04		—		—	0.04		—	1.00	3.99	1.57	1.39	(5)	1.39	3.92		2,116	—
03-31-23	1.00	0.02	•	0.00	*	0.02		0.02		—		—	0.02		—	1.00	1.63	1.62	1.23	(6)	1.23	1.62		2,220	—
03-31-22	1.00	0.00	*•	0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.09	1.64	0.05	(7)	0.05	0.00	*	2,015	—
03-31-21	1.00	0.00	*•	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.03	1.68	0.11	(8)	0.11	0.01		2,321	—
Class I
09-30-25+	1.00	0.02	•	—		0.02		0.02		0.00	*	—	0.02		—	1.00	2.06	0.43	0.35	(4)	0.35	4.02		60,864	—
03-31-25	1.00	0.05	•	—		0.05		0.05		0.00	*	—	0.05		—	1.00	4.74	0.47	0.35	(4)	0.35	4.58		65,537	—
03-31-24	1.00	0.05	•	0.00	*	0.05		0.05		—		—	0.05		—	1.00	5.04	0.48	0.39	(5)	0.39	4.93		58,966	—
03-31-23	1.00	0.03		(0.01)		0.02		0.02		—		—	0.02		—	1.00	2.48	0.49	0.39	(6)	0.39	2.63		56,466	—
03-31-22	1.00	(0.00	)*•	0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.09	0.50	0.05	(7)	0.05	(0.00	)*	41,745	—
03-31-21	1.00	0.00	*•	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.03	0.57	0.11	(8)	0.11	0.01		45,260	—
Class R6
09-30-25+	1.00	0.02	•	—		0.02		0.02		0.00	*	—	0.02		—	1.00	2.06	0.42	0.35	(4)	0.35	4.02		7,146	—
06-11-24(9)-
03-31-25	1.00	0.03	•	0.01		0.04		0.04		0.00	*	—	0.04		—	1.00	3.71	0.41	0.35	(4)	0.35	4.18		3,454	—
Class W
09-30-25+	1.00	0.02	•	—		0.02		0.02		0.00	*	—	0.02		—	1.00	2.06	0.50	0.35	(4)	0.35	4.02		5,298	—
03-31-25	1.00	0.05	•	—		0.05		0.05		0.00	*	—	0.05		—	1.00	4.74	0.51	0.35	(4)	0.35	4.65		6,508	—
03-31-24	1.00	0.05	•	0.00	*	0.05		0.05		—		—	0.05		—	1.00	5.04	0.57	0.39	(5)	0.39	4.99		11,467	—
03-31-23	1.00	0.03	•	(0.01)		0.02		0.02		—		—	0.02		—	1.00	2.50	0.62	0.39	(6)	0.39	3.37		1,232	—
03-31-22	1.00	0.00	*•	0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.09	0.64	0.05	(7)	0.05	0.00	*	173	—
03-31-21	1.00	0.00	*•	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.04	0.68	0.11	(8)	0.11	0.01		386	—

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios reflect waivers of 0.00%, 0.00%, 0.00%, 0.00% and 0.00% of management fees, distribution and shareholder servicing fees for Classes A, C, I, R6 and W, respectively, in order to maintain a net yield of not less than zero.

(5)	Expense ratios reflect waivers of 0.00%, 0.00%, 0.00% and 0.00% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS (continued)

(6)	Expense ratios reflect waivers of 0.01%, 0.18%, 0.01% and 0.01% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

(7)	Expense ratios reflect waivers of 0.35%, 1.35%, 0.35% and 0.35% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

(8)	Expense ratios reflect waivers of 0.30%, 1.30%, 0.30% and 0.30% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

(9)	Commencement of operations.

+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for Voya Government Money Market Fund (“Government Money Market” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board

(“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Fund’s Board of Trustees (“Board”) has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or pricing committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated

7

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures. The Board has also designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s).

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Premium amortization and discount accretion are determined by the effective yield method.

C. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Dividends are declared daily from net investment income and paid monthly. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on U.S.

federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is generally short, from overnight to one week (although it may extend over a number of months), while the underlying securities generally have longer maturities. The Fund will receive, as collateral, securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the Fund.

Please refer to the table within the Portfolio of Investments for open repurchase agreements subject to the MRA on a net basis at September 30, 2025.

G. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2)

8

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 4 — DISTRIBUTION AND SERVICE FEES

Class C shares of the Fund have a service and distribution plan (the “Plan”), whereby the Distributor is paid an annual fee at the rate of 1.00% for Class C shares of the value of average daily net assets of the class for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class C shares. Pursuant to the Plan, the Distributor is entitled to a payment each month for the distribution and promotion of the Fund’s Class C shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

The Distributor and Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist the Fund in maintaining a net yield of not less than zero through August 1, 2026. There is no guarantee the Fund will maintain such a yield. Distribution and shareholder servicing fees waived are not subject to recoupment. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser within three years subject to certain restrictions. For the period ended September 30, 2025, there were no waivers or reimbursements necessary to assist the Fund in maintaining a net yield of not less than zero.

Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations.

As of September 30, 2025, there are no waived and/or reimbursed fees subject to recoupment by the investment Adviser that related to assisting the Fund in maintaining a net yield of not less than zero.

The Distributor may also retain the proceeds of the contingent deferred sales charge paid by shareholders upon certain redemptions for Class C shares. For the period ended September 30, 2025, the Distributor retained the following amounts in sales charges:

9

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 4 — DISTRIBUTION AND SERVICE FEES (continued)

Class C
Initial Sales Charges:	$—
Contingent Deferred Sales Charges:	$598

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Institutional Trust Company	24.89%

Voya Investments Distributor, LLC	7.72

Voya Retirement Insurance and Annuity Company	27.03

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2025, the per account fees for affiliated recordkeeping services paid by the Fund were $126,926.

NOTE 6 — EXPENSE LIMITATION AGREEMENT

Pursuant to written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund's Board members who are not "interested persons," as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Class A	Class C	Class I	Class R6	Class W
0.35%	1.35%	0.35%	0.35%	0.35%

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of September 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

September 30,
2026	2027	2028	Total
$106,066	$141,036	$260,587	$507,689

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of September 30, 2025 are as follows:

	September 30,
	2026	2027	2028	Total
Class A	$387,979	$360,293	$279,758
Class C	3,787	2,973	1,828	8,588
Class I	20,173	58,047	9,701	87,921
Class R6	—	1	192	193
Class W	7,371	14,436	4,930	26,737

The Expense Limitation Agreement is contractual through August 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective June 10, 2025, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of

10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 7 — LINE OF CREDIT (continued)

$400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

generally must be made within 60 days after the date of a revolving credit advance. During the period ended September 30, 2025, the Fund did not utilize the line of credit.

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
9/30/2025	806,082,286	—	7,210,128	(805,064,374)	—	8,228,040	806,082,286	—	7,210,128	(805,064,374)	—	8,228,040
3/31/2025	1,605,921,702	—	14,260,508	(1,539,356,512)	—	80,825,698	1,605,921,702	—	14,260,508	(1,539,356,512)	—	80,825,698
Class C
9/30/2025	388,676	—	36,492	(303,787)	—	121,381	388,676	—	36,492	(303,787)	—	121,381
3/31/2025	524,391	—	80,661	(518,499)	—	86,553	524,391	—	80,661	(518,499)	—	86,553
Class I
9/30/2025	23,035,175	—	1,413,183	(29,121,412)	—	(4,673,054)	23,035,175	—	1,413,183	(29,121,412)	—	(4,673,054)
3/31/2025	21,532,320	—	2,910,192	(17,874,537)	—	6,567,975	21,532,320	—	2,910,192	(17,874,537)	—	6,567,975
Class R6
9/30/2025	4,210,225	—	123,201	(641,674)	—	3,691,752	4,210,225	—	123,201	(641,674)	—	3,691,752
6/11/2024(1)-
3/31/2025	5,565,162	—	98,705	(2,210,194)	—	3,453,673	5,565,162	—	98,705	(2,210,194)	—	3,453,673
Class W
9/30/2025	1	—	123,383	(1,333,453)	—	(1,210,069)	1	—	123,383	(1,333,453)	—	(1,210,069)
3/31/2025	2,650,172	—	355,461	(7,965,002)	—	(4,959,369)	2,650,172	—	355,461	(7,965,002)	—	(4,959,369)

(1) Commencement of operations

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/ tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended March 31, 2025	Year Ended March 31, 2024
Ordinary Income	Ordinary Income
$17,781,679	$15,563,171

The tax-basis components of distributable earnings as of March 31, 2025, were:

Undistributed	Unrealized		Total
Ordinary	Appreciation/		Distributable
Income	(Depreciation)	Other	Earnings/(Loss)
$3,032	$(3)	$(3,992)	$(963)

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 9 — FEDERAL INCOME TAXES (continued)

At March 31, 2025, the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of September 30, 2025, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 10 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 11 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 11 — SEGMENT REPORTING (continued)

and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 12 — SUBSEQUENT EVENTS

Dividends. Subsequent to September 30, 2025, the Fund declared dividends and distributions of:

		Per Share
	Type	Amount	Payable Date	Record Date
Class A	NII	$0.0032	November 3, 2025	Daily
Class C	NII	$0.0024	November 3, 2025	Daily
Class I	NII	$0.0033	November 3, 2025	Daily
Class R6	NII	$0.0033	November 3, 2025	Daily
Class W	NII	$0.0033	November 3, 2025	Daily
All Classes	STCG	$0.0001	November 3, 2025	October 30, 2025

NII – Net investment income

STCG – Short-term capital gain

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

13

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS As of September 30, 2025 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. TREASURY DEBT: 54.8%
17,000,000 (1)	United States Treasury Bill, 3.700%, 10/01/2026	$16,391,900	3.8
86,000,000 (1)	United States Treasury Bill, 3.910%, 11/13/2025	85,596,660	19.9
126,500,000 (1)	United States Treasury Bill, 3.990%, 10/28/2025	126,113,675	29.3
8,000,000 (1)	United States Treasury Bill, 4.000%, 11/25/2025	7,951,197	1.8
		236,053,432	54.8
	Total U.S. Treasury Debt
	(Cost $236,053,432)	236,053,432	54.8

U.S. GOVERNMENT AGENCY DEBT: 25.9%
11,069,000 (2)	Federal Farm Credit Banks Funding Corp., 4.130%, (FEDL01 + 0.040%), 01/06/2026	11,068,764	2.6
9,900,000 (2)	Federal Farm Credit Banks Funding Corp., 4.150%, (FEDL01 + 0.060%), 01/16/2026	9,900,187	2.3
4,750,000 (2)	Federal Farm Credit Banks Funding Corp., 4.155%, (FEDL01 + 0.065%), 07/15/2026	4,749,881	1.1
10,000,000 (2)	Federal Farm Credit Banks Funding Corp., 4.200%, (SOFRRATE + 0.040%), 04/10/2026	9,998,934	2.3
1,000,000 (2)	Federal Farm Credit Banks Funding Corp., 4.240%, (FEDL01 + 0.150%), 04/24/2026	1,000,463	0.2
2,000,000 (2)	Federal Farm Credit Banks Funding Corp., 4.245%, (FEDL01 + 0.155%), 09/16/2026	2,001,215	0.5
1,500,000 (2)	Federal Farm Credit Banks Funding Corp., 4.510%, (SOFRRATE + 0.350%), 11/25/2025	1,500,636	0.3
29,000,000 (2)	Federal Home Loan Banks, 4.160%, (SOFRRATE + 0.000%), 10/10/2025	29,000,000	6.7
5,000,000 (2)	Federal Home Loan Banks, 4.160%, (SOFRRATE + 0.000%), 10/14/2025	5,000,004	1.2
5,000,000 (2)	Federal Home Loan Banks, 4.165%, (SOFRRATE + 0.005%), 10/22/2025	5,000,000	1.1
5,000,000 (2)	Federal Home Loan Banks, 4.170%, (SOFRRATE + 0.010%), 02/11/2026	5,000,000	1.2
			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
5,000,000 (2)	Federal Home Loan Banks, 4.180%, (SOFRRATE + 0.020%), 01/20/2026	$5,000,000	1.2
1,000,000 (2)	Federal Home Loan Banks, 4.220%, (SOFRRATE + 0.060%), 08/11/2026	1,000,000	0.2
8,500,000 (2)	Federal Home Loan Banks, 4.225%, (SOFRRATE + 0.065%), 08/10/2026	8,500,000	2.0
2,000,000 (2)	Federal Home Loan Banks, 4.240%, (SOFRRATE + 0.110%), 04/10/2026	2,000,502	0.5
9,350,000 (2)	Federal Home Loan Banks, 4.290%, (SOFRRATE + 0.160%), 10/20/2025	9,350,423	2.2
1,333,333 (2)	Federal Home Loan Banks, 4.300%, (SOFRRATE + 0.140%), 07/22/2026	1,333,336	0.3
		111,404,345	25.9
	Total U.S. Government Agency Debt
	(Cost $111,404,345)	111,404,345	25.9

U.S. TREASURY REPURCHASE AGREEMENTS: 41.1%
102,148,000	Deutsche Bank, Repurchase Agreement dated 09/30/2025, 4.180%, due 10/01/2025 $102,159,861 to be received upon repurchase (Collateralized by $103,653,435, various U.S. Treasury Bonds, 3.625%, Market Value plus accrued interest $104,191,003 due 8/15/2043)	102,148,000	23.7

See Accompanying Notes to Financial Statements

14

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS As of September 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY REPURCHASE AGREEMENTS: (continued)
74,750,000	RBC Capital Markets, Repurchase Agreement dated 09/30/2025, 4.070%, due 10/01/2025 $74,758,451 to be received upon repurchase (Collateralized by $74,709,383, various U.S. Treasury Notes, 3.875-4.125%, Market Value plus accrued interest $74,750,012 due 5/31/2027-3/31/2031)	$74,750,000	17.4
		176,898,000	41.1
	Total U.S. Treasury Repurchase Agreements
	(Cost $176,898,000)	176,898,000	41.1
	Total Investments in Securities
	(Cost $524,355,777)	$524,355,777	121.8
	Liabilities in Excess of Other Assets	(93,814,373)	(21.8)
	Net Assets	$430,541,404	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2025.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2025.

Reference Rate Abbreviations:

FEDL01	Federal Funds Effective Rate
SOFRRATE	1-day Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

15

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS As of September 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2025
Asset Table
Investments, at fair value
U.S. Government Agency Debt	$—	$111,404,345	$—	$111,404,345
U.S. Treasury Debt	—	236,053,432	—	236,053,432
U.S. Treasury Repurchase Agreements	—	176,898,000	—	176,898,000
Total Investments, at fair value	$—	$524,355,777	$—	$524,355,777

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of September 30, 2025:

Counterparty	U.S. Treasury Repurchase Agreements, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$102,148,000	$(102,148,000)	$—
RBC Capital Markets	74,750,000	(74,750,000)	—
Totals	$176,898,000	$(176,898,000)	$—

(1)	Collateral with a fair value of $178,941,015 has been pledged by the counterparty and received in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

At September 30, 2025, the aggregate cost of securities for U.S. federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

16

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

163308 (0925)

Semi-Annual Financial Statements and Other Information

September 30, 2025

■	Voya VACS Series EMHCD Fund
■	Voya VACS Series HYB Fund
■	Voya VACS Series SC Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov.

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2025 (Unaudited)

	Voya VACS Series	Voya VACS Series	Voya VACS Series
	EMHCD Fund	HYB Fund	SC Fund
ASSETS:
Investments in securities at fair value+*	$113,401,562	$299,368,538	$171,376,053
Short-term investments at fair value†	11,666,442	18,884,673	17,072,149
Cash	53,794	1,712,139	17,396
Cash collateral for futures contracts	108,050	—	248,095
Receivables:
Investment securities sold	2,288,601	4,557,260	—
Fund shares sold	—	1,754,767	738,787
Dividends	5,572	7,735	5,584
Interest	1,562,055	4,644,428	764,292
Variation margin on futures contracts	–	—	32,525
Prepaid expenses	7,897	7,830	8,515
Reimbursement due from Investment Adviser	–	—	5,622
Other assets	789	1,054	1,319
Total assets	129,094,762	330,938,424	190,270,337

LIABILITIES:
Income distribution payable	—	1,752,531	1,064,409
Payable for investment securities purchased	3,565,915	7,724,153	2,747,500
Payable for fund shares redeemed	2,407	61,941	23,067
Payable upon receipt of securities loaned	3,332,597	11,788,605	—
Variation margin payable on futures contracts	2,165	—	—
Payable to custodian due to foreign currency overdraft§	78	—	—
Payable to trustees under the deferred compensation plan (Note 5)	789	1,054	1,319
Payable for trustee fees	289	618	496
Payable for foreign capital gains tax	116,702	—	—
Other accrued expenses and liabilities	56,735	61,910	82,382
Total liabilities	7,077,677	21,390,812	3,919,173
NET ASSETS	$122,017,085	$309,547,612	$186,351,164

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$112,873,604	$303,213,615	$173,017,738
Total distributable earnings	9,143,481	6,333,997	13,333,426
NET ASSETS	$122,017,085	$309,547,612	$186,351,164

+ Including securities loaned at value	$3,255,046	$11,477,292	$—
* Cost of investments in securities	$105,154,414	$293,387,114	$161,398,890
† Cost of short-term investments	$11,667,325	$18,885,429	$17,074,293
§ Cost of foreign currency overdraft	$78	$—	$—

Net assets	$122,017,085	$309,547,612	$186,351,164
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	11,472,710	29,763,194	17,495,231
Net asset value and redemption price per share	$10.64	$10.40	$10.65

See Accompanying Notes to Financial Statements

1

STATEMENTS OF OPERATIONS for the six months ended September 30, 2025 (Unaudited)

	Voya VACS Series	Voya VACS Series	Voya VACS Series
	EMHCD Fund	HYB Fund	SC Fund
INVESTMENT INCOME:
Dividends	$25,145	$41,636	$25,056
Interest	4,012,005	8,143,575	6,696,680
Securities lending income, net	6,667	21,837	—
Other	329	641	582
Total investment income	4,044,146	8,207,689	6,722,318

EXPENSES:
Transfer agent fees	201	247	96
Shareholder reporting expense	542	522	670
Registration fees	9,955	18,489	12,361
Professional fees	29,615	35,758	49,135
Custody and accounting expense	21,574	18,103	20,718
Shareholder notification costs (Note 5)	701	1,070	1,305
Trustee fees	1,336	3,088	2,478
Miscellaneous expense	6,205	8,238	33,537
Total expenses	70,129	85,515	120,300
Waived and reimbursed fees	—	—	(40,969)
Net expenses	70,129	85,515	79,331
Net investment income	3,974,017	8,122,174	6,642,987

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	274,353	549,755	2,408,757
Foreign currency related transactions	(3,080)	—	—
Futures	(212,386)	—	293,729
Net realized gain	58,887	549,755	2,702,486
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	5,536,535	4,908,506	(1,604,559)
Futures	43,057	—	(396,116)
Net change in unrealized appreciation (depreciation)	5,579,592	4,908,506	(2,000,675)
Net realized and unrealized gain	5,638,479	5,458,261	701,811
Increase in net assets resulting from operations	$9,612,496	$13,580,435	$7,344,798

^ Foreign capital gains taxes withheld	$790	$—	$—
# Change in foreign capital gains taxes accrued	$49,254	$—	$—

See Accompanying Notes to Financial Statements

2

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Series EMHCD Fund		Voya VACS Series HYB Fund
	Six Months		Six Months
	Ended		Ended
	September 30,	Year Ended	September 30,	Year Ended
	2025	March 31,	2025	March 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$3,974,017	$8,161,619	$8,122,174	$10,825,490
Net realized gain	58,887	3,853,603	549,755	978,232
Net change in unrealized appreciation (depreciation)	5,579,592	(3,216,768)	4,908,506	(2,106,748)
Increase in net assets resulting from operations	9,612,496	8,798,454	13,580,435	9,696,974

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(3,803,688)	(12,678,907)	(8,993,478)	(10,876,527)
Total distributions	(3,803,688)	(12,678,907)	(8,993,478)	(10,876,527)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	64,922	8,193,590	126,906,960	86,853,420
Reinvestment of distributions	3,803,688	12,678,907	8,993,478	10,863,512
	3,868,610	20,872,497	135,900,438	97,716,932
Cost of shares redeemed	(285,124)	(28,221,967)	(1,552,400)	(53,768,017)
Net increase (decrease) in net assets resulting from capital share transactions	3,583,486	(7,349,470)	134,348,038	43,948,915
Net increase (decrease) in net assets	9,392,294	(11,229,923)	138,934,995	42,769,362

NET ASSETS:
Beginning of year or period	112,624,791	123,854,714	170,612,617	127,843,255
End of year or period	$122,017,085	$112,624,791	$309,547,612	$170,612,617

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Series SC Fund
	Six Months
	Ended
	September 30,	Year Ended
	2025	March 31,
	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$6,642,987	$12,635,413
Net realized gain	2,702,486	2,102,598
Net change in unrealized appreciation (depreciation)	(2,000,675)	3,109,796
Increase in net assets resulting from operations	7,344,798	17,847,807

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(6,351,972)	(12,613,918)
Total distributions	(6,351,972)	(12,613,918)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	729,395	55,669,247
Reinvestment of distributions	4,541,601	8,161,756
	5,270,996	63,831,003
Cost of shares redeemed	(27,047,144)	(64,445,145)
Net decrease in net assets resulting from capital share transactions	(21,776,148)	(614,142)
Net increase (decrease) in net assets	(20,783,322)	4,619,747

NET ASSETS:
Beginning of year or period	207,134,486	202,514,739
End of year or period	$186,351,164	$207,134,486

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya VACS Series EMHCD Fund
09-30-25+	10.12	0.35	•	0.51	0.86	0.34	—	—	0.34	—	10.64	8.73	0.12	0.12	0.12	6.86	122,017	73
03-31-25	10.53	0.73	•	0.04	0.77	0.72	0.46	—	1.18	—	10.12	7.54	0.14	0.14	0.14	7.02	112,625	107
03-31-24	10.03	0.67	•	0.58	1.25	0.67	0.08	—	0.75	—	10.53	12.98	0.13	0.13	0.13	6.68	123,855	120
02-17-23(4)-
03-31-23	10.00	0.07	•	0.03	0.10	0.07	—	—	0.07	—	10.03	0.98	0.08	0.08	0.08	6.43	141,703	14
Voya VACS Series HYB Fund
09-30-25+	10.20	0.34	•	0.24	0.58	0.38	—	—	0.38	—	10.40	5.72	0.07	0.07	0.07	6.56	309,548	36
03-31-25	10.24	0.75	•	(0.03)	0.72	0.76	—	—	0.76	—	10.20	7.26	0.13	0.13	0.13	7.32	170,613	86
03-31-24	10.11	0.82	•	0.13	0.95	0.82	—	—	0.82	—	10.24	9.85	0.12	0.12	0.12	8.18	127,843	56
02-24-23(4)-
03-31-23	10.00	0.0	•	0.11	0.19	0.08	—	—	0.08	—	10.11	1.86	0.07	0.07	0.07	8.38	124,241	2
Voya VACS Series SC Fund
09-30-25+	10.59	0.35	•	0.05	0.40	0.34	—	—	0.34	—	10.65	3.83	0.12	0.08	0.08	6.68	186,351	14
03-31-25	10.33	0.64	•	0.26	0.90	0.64	—	—	0.64	—	10.59	8.97	0.10	0.05	0.05	6.14	207,134	28
03-31-24	10.00	0.54	•	0.36	0.90	0.50	0.07	—	0.57	—	10.33	9.21	0.08	0.05	0.05	5.32	202,515	16
03-03-23(4)-
03-31-23	10.00	0.04	•	(0.01)	0.03	0.03	—	—	0.03	—	10.00	0.35	0.07	0.05	0.05	5.17	236,463	—

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

5

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Funds Trust is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). It was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for Voya VACS Series HYB Fund (“HYB”), a diversified series of Voya Funds Trust.

Voya Separate Portfolios Trust is a Delaware statutory trust and is registered as an open-end management investment company under the 1940 Act. It was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separately managed series. This report is for Voya VACS Series EMHCD Fund (“EMHCD”), a non-diversified series of Voya Separate Portfolios Trust and Voya Series SC Fund (“SC”), a diversified series of Voya Separate Portfolios Trust.

Voya Funds Trust and Voya Separate Portfolios Trust are each a “Trust” and collectively referred to as the “Trusts.” HYB, EMHCD and SC are each a “Fund” and collectively referred as the “Funds.” The investment objective of the Funds is described in each Fund’s Prospectus.

The Funds do not have a share class designation. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent each Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the

6

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net

7

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow each Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of their investment objectives, each Fund may seek to increase or decrease their exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Foreign Exchange Rate Risk. To the extent that each Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest

8

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Each Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

Each Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between a Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Fund’s Master Agreements.

There were no open OTC derivatives for any Fund at September 30, 2025.

E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund

9

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. The Funds intend to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, each Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2025, EMHCD and SC had purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended September 30, 2025, the Funds had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
EMHCD	$13,550,938	$8,106,912
SC	71,223,864	4,812,281

Please refer to the tables within the Portfolio of Investments for open futures contracts at September 30, 2025. HYB did not enter into any futures contracts during the period ended September 30, 2025.

F. Distributions to Shareholders. Each Fund records distributions to the shareholders on the ex-dividend date. The Funds distribute capital gains, if any, annually. The Funds declare dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of a Fund’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

Each Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

J. Indemnifications. In the normal course of business, the Trusts may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended September 30, 2025, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
EMHCD	$76,286,089	$75,876,218
HYB	213,527,594	85,599,167
SC	22,364,746	37,041,680

U.S. government securities not included above were as follows:

	Purchases	Sales
EMHCD	$2,486,644	$2,002,815
SC	2,397,813	1,537,032

NOTE 4 — INVESTMENT MANAGEMENT FEES

Each Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

There is no management fee charged per the Management Agreement for EMHCD, HYB, and SC.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Fund’s assets in accordance with each Fund’s investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/ Affiliated Investment
Company	Fund	Percentage

Voya Balanced Income Portfolio	EMHCD	9.18%
	HYB	12.95
	SC	6.02

Voya Intermediate Bond Portfolio	EMHCD	68.47
	HYB	9.45
	SC	30.45

Voya Investment Management Co. LLC	EMHCD	16.99
	HYB	13.09
	SC	44.74

Voya Retirement Insurance and Annuity Company	HYB	56.51

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2025, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 6 — EXPENSE LIMITATION AGREEMENTS

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trusts, on behalf of each Fund, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons”, as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Fund	Expense Limit
EMHCD	0.15%
HYB	0.15%
SC	0.05%

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of September 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	September 30,
	2026	2027	2028	Total
SC	$29,951	$80,012	$108,991	$218,954

The Expense Limitation Agreement is contractual through August 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective June 10, 2025, the Funds, in addition to certain other funds managed by the Investment Adviser, each Fund entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Funds did not utilize the line of credit during the period ended September 30, 2025.

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars are as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
EMHCD
9/30/2025	6,253	—	368,962	(27,425)	—	347,790	64,922	—	3,803,688	(285,124)	—	3,583,486
3/31/2025	765,918	—	1,231,864	(2,638,253)	—	(640,471)	8,193,590	—	12,678,907	(28,221,967)	—	(7,349,470)
HYB
9/30/2025	12,312,204	—	869,828	(150,556)	—	13,031,476	126,906,960	—	8,993,478	(1,552,400)	—	134,348,038
3/31/2025	8,432,276	—	1,057,901	(5,242,381)	—	4,247,796	86,853,420	—	10,863,512	(53,768,017)	—	43,948,915
SC
9/30/2025	68,678	—	427,921	(2,555,459)	—	(2,058,860)	729,395	—	4,541,601	(27,047,144)	—	(21,776,148)
3/31/2025	5,293,232	—	776,201	(6,115,427)	—	(45,994)	55,669,247	—	8,161,756	(64,445,145)	—	(614,142)

NOTE 9 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2025:

EMHCD

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$1,219,393	$(1,219,393)	$—
Jefferies International Ltd	502,043	(502,043)	—
JP Morgan Securities Plc.	360,316	(360,316)	—
Merrill Lynch International	451,842	(451,842)	—
Standard Chartered Bank, London	405,374	(405,374)	—
Wells Fargo Securities LLC	316,078	(316,078)	—
Total	$3,255,046	$(3,255,046)	$—

(1)	Cash collateral with a fair value of $3,332,597 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

13

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 9 — SECURITIES LENDING (continued)

HYB

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$3,002,793	$(3,002,793)	$—
Cantor Fitzgerald & Co	92,043	(92,043)	—
JP Morgan Securities Plc.	825,866	(825,866)	—
Scotia Capital (USA) INC	5,661,257	(5,661,257)	—
TD Prime Services LLC	927,260	(927,260)	—
TD Securities (USA) Inc.	619,889	(619,889)	—
Truist Securities INC	160,985	(160,985)	—
Wells Fargo Bank NA	187,199	(187,199)	—
Total	$11,477,292	$(11,477,292)	$—

(1)	Cash collateral with a fair value of $11,788,605 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, paydowns, perpetual preferred securities, and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	March 31, 2025		March 31, 2024
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
EMHCD	$9,810,009	$2,868,898	$9,795,774	$440,410
HYB	10,876,527	—	9,938,067	—
SC	12,613,918	—	11,312,104	657,342

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2025, were:

	Undistributed	Undistributed	Unrealized				Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
EMHCD	$—	$711,097	$2,669,997	$—	—	$(46,421)	$3,334,673
HYB	19,036	666,786	1,061,218	—	—	—	1,747,040
SC	1,253,328	—	11,579,578	(62,831)	Short-term	(286,440)	12,340,601
				(143,034)	Long-term
				$(205,865)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

14

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

As of September 30, 2025, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will  disrupt  securities markets  and  adversely  affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers.

NOTE 12 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

15

NOTES TO FINANCIAL STATEMENTS as of September 30, 2025 (Unaudited) (continued)

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to September 30, 2025, the Funds declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
EMHCD	$0.0639	November 3, 2025	Daily
HYB	$0.0587	November 3, 2025	Daily
SC	$0.0629	November 3, 2025	Daily

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

16

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: 60.4%
	Angola: 0.9%
550,000 (1)(2)	Angolan Government International Bond, 8.000%, 11/26/2029	$536,910	0.4
300,000	Angolan Government International Bond, 8.750%, 04/14/2032	287,559	0.2
350,000	Angolan Government International Bond, 9.375%, 05/08/2048	300,913	0.3
		1,125,382	0.9

	Argentina: 2.0%
947,022 (3)	Argentine Republic Government International Bond, 0.750% (Step Rate @ 1.750% on 07/09/2027), 07/09/2030	641,607	0.5
179,289	Argentine Republic Government International Bond, 1.000%, 07/09/2029	130,164	0.1
550,000 (3)	Argentine Republic Government International Bond, 3.500% (Step Rate @ 4.875% on 07/09/2029), 07/09/2041	267,919	0.2
2,156,220 (3)	Argentine Republic Government International Bond, 4.125% (Step Rate @ 4.750% on 07/09/2027), 07/09/2035	1,136,597	1.0
451,019 (4)	Argentine Republic Government International Bond, 5.000%, 01/09/2038	254,375	0.2
		2,430,662	2.0

	Bahrain: 2.0%
1,700,000	Bahrain Government International Bond, 7.375%, 05/14/2030	1,833,450	1.5
600,000 (1)	Bahrain Government International Bond, 7.500%, 02/12/2036	658,050	0.5
		2,491,500	2.0

	Benin: 0.2%
200,000	Benin Government International Bond, 8.375%, 01/23/2041	210,000	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Brazil: 3.3%
400,000	Brazilian Government International Bond, 5.625%, 02/21/2047	$343,700	0.3
500,000 (2)	Brazilian Government International Bond, 6.000%, 10/20/2033	512,500	0.4
200,000	Brazilian Government International Bond, 6.125%, 03/15/2034	204,754	0.2
945,000	Brazilian Government International Bond, 6.250%, 03/18/2031	998,392	0.8
1,025,000	Brazilian Government International Bond, 6.625%, 03/15/2035	1,068,050	0.9
900,000	Brazilian Government International Bond, 7.125%, 05/13/2054	914,067	0.7
		4,041,463	3.3

	Colombia: 3.0%
500,000	Colombia Government International Bond, 3.250%, 04/22/2032	424,875	0.4
550,000 (2)	Colombia Government International Bond, 5.000%, 06/15/2045	414,838	0.3
500,000	Colombia Government International Bond, 6.125%, 01/18/2041	449,375	0.4
500,000	Colombia Government International Bond, 7.750%, 11/07/2036	525,125	0.4
464,000	Colombia Government International Bond, 8.000%, 04/20/2033	507,036	0.4
455,000	Colombia Government International Bond, 8.000%, 11/14/2035	490,035	0.4
775,000	Colombia Government International Bond, 8.375%, 11/07/2054	822,662	0.7
		3,633,946	3.0

	Costa Rica: 0.9%
575,000	Costa Rica Government International Bond, 6.125%, 02/19/2031	600,587	0.5
450,000 (1)	Costa Rica Government International Bond, 7.300%, 11/13/2054	494,100	0.4
		1,094,687	0.9

	Dominican Republic: 2.9%
200,000 (1)	Dominican Republic International Bond, 4.875%, 09/23/2032	192,100	0.1

See Accompanying Notes to Financial Statements.

17

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Dominican Republic: (continued)
500,000 (1)	Dominican Republic International Bond, 5.300%, 01/21/2041	$453,500	0.4
1,050,000	Dominican Republic International Bond, 5.875%, 01/30/2060	938,700	0.8
550,000	Dominican Republic International Bond, 6.000%, 07/19/2028	570,419	0.5
350,000 (1)	Dominican Republic International Bond, 6.000%, 02/22/2033	358,400	0.3
825,000 (1)	Dominican Republic International Bond, 6.950%, 03/15/2037	883,678	0.7
150,000 (1)	Dominican Republic International Bond, 7.050%, 02/03/2031	162,150	0.1
		3,558,947	2.9

	Ecuador: 1.3%
442,550 (1)(3)	Ecuador Government International Bond, 5.000% (Step Rate @ 5.500% on 07/31/2026), 07/31/2040	293,466	0.2
369,817 (1)(4)	Ecuador Government International Bond, 6.900%, 07/31/2030	329,507	0.3
300,000 (4)	Ecuador Government International Bond, 6.900%, 07/31/2030	267,300	0.2
882,267 (1)(3)	Ecuador Government International Bond, 6.900% (Step Rate @ 6.900% on 07/31/2025), 07/31/2035	661,259	0.6
		1,551,532	1.3

	Egypt: 2.4%
800,000	Egypt Government International Bond, 5.800%, 09/30/2027	797,840	0.7
500,000 (1)	Egypt Government International Bond, 7.500%, 02/16/2061	393,538	0.3
575,000 (1)	Egypt Government International Bond, 8.625%, 02/04/2030	611,909	0.5
875,000 (1)	Egypt Government International Bond, 8.700%, 03/01/2049	781,397	0.6
350,000 (1)	Egypt Government International Bond, 8.875%, 05/29/2050	316,400	0.3
		2,901,084	2.4

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Ghana: 0.8%
116,755 (5)	Ghana Government International Bond, 3.670%, 01/03/2030	$100,118	0.1
418,700 (3)	Ghana Government International Bond, 5.000% (Step Rate @ 6.000% on 07/03/2028), 07/03/2029	409,279	0.3
592,800 (3)	Ghana Government International Bond, 5.000% (Step Rate @ 6.000% on 07/03/2028), 07/03/2035	499,434	0.4
		1,008,831	0.8

	Guatemala: 1.5%
435,000 (1)	Guatemala Government Bond, 5.250%, 08/10/2029	440,220	0.4
600,000 (1)	Guatemala Government Bond, 6.050%, 08/06/2031	626,100	0.5
250,000 (1)	Guatemala Government Bond, 6.550%, 02/06/2037	264,610	0.2
500,000 (1)	Guatemala Government Bond, 6.600%, 06/13/2036	531,000	0.4
		1,861,930	1.5

	Honduras: 0.4%
250,000	Honduras Government International Bond, 5.625%, 06/24/2030	248,657	0.2
200,000	Honduras Government International Bond, 6.250%, 01/19/2027	203,463	0.2
		452,120	0.4

	Hungary: 2.6%
500,000 (1)	Hungary Government International Bond, 3.125%, 09/21/2051	317,200	0.3
450,000 (1)	Hungary Government International Bond, 5.500%, 06/16/2034	458,719	0.4
500,000	Hungary Government International Bond, 5.500%, 03/26/2036	504,948	0.4
525,000	Hungary Government International Bond, 6.750%, 09/23/2055	558,075	0.5
500,000	Hungary Government International Bond 30Y, 7.625%, 03/29/2041	594,250	0.5

See Accompanying Notes to Financial Statements.

18

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Hungary: (continued)
650,000 (1)	Magyar Export-Import Bank Zrt, 6.125%, 12/04/2027	$673,793	0.5
		3,106,985	2.6

	India: 0.2%
300,000	Export-Import Bank of India, 2.250%, 01/13/2031	269,142	0.2

	Indonesia: 1.7%
350,000	Indonesia Government International Bond, 5.250%, 01/17/2042	352,187	0.3
320,000 (2)	Indonesia Government International Bond, 5.450%, 09/20/2052	316,000	0.3
1,050,000	Indonesia Government International Bond, 8.500%, 10/12/2035	1,342,824	1.1
		2,011,011	1.7

	Ivory Coast: 0.7%
300,000 (1)	Ivory Coast Government International Bond, 7.625%, 01/30/2033	312,975	0.3
375,000 (1)	Ivory Coast Government International Bond, 8.250%, 01/30/2037	391,708	0.3
159,559 (3)	Ivory Coast Government International Bond REGs, 5.750%, 12/31/2032	157,485	0.1
		862,168	0.7

	Jamaica: 0.9%
400,000	Jamaica Government International Bond, 7.875%, 07/28/2045	483,530	0.4
500,000	Jamaica Government International Bond, 8.000%, 03/15/2039	609,375	0.5
		1,092,905	0.9

	Jordan: 0.8%
1,000,000 (1)	Jordan Government International Bond, 5.850%, 07/07/2030	998,832	0.8

	Kenya: 1.0%
250,000 (2)	Republic of Kenya Government International Bond, 6.300%, 01/23/2034	220,312	0.2

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	Kenya: (continued)
500,000	Republic of Kenya Government International Bond, 7.250%, 02/28/2028	$514,811	0.4
225,000	Republic of Kenya Government International Bond, 8.000%, 05/22/2032	223,846	0.2
250,000 (2)	Republic of Kenya Government International Bond, 8.250%, 02/28/2048	227,435	0.2
		1,186,404	1.0

	Lebanon: 0.7%
2,000,000 (6)	Lebanon Government International Bond, 6.100%, 10/04/2022	447,000	0.4
2,000,000 (6)	Lebanon Government International Bond 10Y, 6.850%, 03/23/2027	447,000	0.3
		894,000	0.7

	Mexico: 3.9%
740,000	Mexico Government International Bond, 3.250%, 04/16/2030	700,040	0.6
950,000	Mexico Government International Bond, 4.875%, 05/19/2033	922,688	0.8
586,000	Mexico Government International Bond, 5.850%, 07/02/2032	608,415	0.5
1,179,000	Mexico Government International Bond, 6.338%, 05/04/2053	1,150,244	0.9
477,000	Mexico Government International Bond, 6.625%, 01/29/2038	502,758	0.4
600,000	Mexico Government International Bond, 6.875%, 05/13/2037	649,200	0.5
227,000	Mexico Government International Bond, 7.375%, 05/13/2055	250,494	0.2
		4,783,839	3.9

	Morocco: 0.3%
500,000 (1)	Morocco Government International Bond, 4.000%, 12/15/2050	369,355	0.3

	Nigeria: 2.1%
500,000	Nigeria Government International Bond, 6.500%, 11/28/2027	502,875	0.4
550,000 (1)	Nigeria Government International Bond, 7.375%, 09/28/2033	521,472	0.4

See Accompanying Notes to Financial Statements.

19

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Nigeria: (continued)
300,000	Nigeria Government International Bond, 7.625%, 11/28/2047	$258,120	0.2
500,000	Nigeria Government International Bond, 7.696%, 02/23/2038	464,375	0.4
475,000	Nigeria Government International Bond, 7.875%, 02/16/2032	472,672	0.4
300,000	Nigeria Government International Bond, 7.875%, 02/16/2032	298,530	0.3
		2,518,044	2.1

	Oman: 0.8%
600,000	Oman Government International Bond, 6.000%, 08/01/2029	633,300	0.5
350,000 (1)	Oman Government International Bond, 6.500%, 03/08/2047	379,015	0.3
		1,012,315	0.8

	Pakistan: 0.6%
200,000	Pakistan Global Sukuk Programme Co. Ltd., 7.950%, 01/31/2029	203,470	0.2
200,000	Pakistan Government International Bond, 6.875%, 12/05/2027	200,100	0.2
200,000	Pakistan Government International Bond, 7.375%, 04/08/2031	196,375	0.1
200,000	Pakistan Government International Bond, 8.875%, 04/08/2051	185,300	0.1
		785,245	0.6

	Panama: 2.1%
300,000	Panama Government International Bond, 4.500%, 04/16/2050	227,400	0.2
575,000	Panama Government International Bond, 4.500%, 04/01/2056	424,206	0.3
550,000	Panama Government International Bond, 4.500%, 01/19/2063	402,669	0.3
500,000	Panama Government International Bond, 6.400%, 02/14/2035	519,500	0.4
550,000	Panama Government International Bond, 6.700%, 01/26/2036	583,451	0.5
410,000	Panama Government International Bond, 7.500%, 03/01/2031	453,460	0.4
		2,610,686	2.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	Paraguay: 1.4%
43,000	Paraguay Government International Bond, 5.000%, 04/15/2026	$43,182	0.0
650,000	Paraguay Government International Bond, 5.600%, 03/13/2048	618,150	0.5
550,000 (1)	Paraguay Government International Bond, 5.850%, 08/21/2033	581,212	0.5
425,000 (1)	Paraguay Government International Bond, 6.000%, 02/09/2036	452,838	0.4
		1,695,382	1.4

	Peru: 0.2%
250,000	Peruvian Government International Bond, 5.625%, 11/18/2050	246,938	0.2

	Philippines: 0.9%
550,000	Philippine Government International Bond, 5.500%, 01/17/2048	563,750	0.5
500,000	Philippine Government International Bond, 5.950%, 10/13/2047	539,073	0.4
		1,102,823	0.9

	Poland: 1.1%
590,000	Republic of Poland Government International Bond 10Y, 5.375%, 02/12/2035	612,658	0.5
800,000	Republic of Poland Government International Bond 30Y, 5.500%, 03/18/2054	775,240	0.6
		1,387,898	1.1

	Qatar: 0.6%
550,000 (1)	Qatar Government International Bond, 4.400%, 04/16/2050	493,790	0.4
250,000 (1)	Qatar Government International Bond, 4.817%, 03/14/2049	238,850	0.2
		732,640	0.6

	Romania: 3.1%
1,250,000 (1)	Romanian Government International Bond, 3.000%, 02/14/2031	1,113,318	0.9
500,000 (1)	Romanian Government International Bond, 3.625%, 03/27/2032	446,250	0.4

See Accompanying Notes to Financial Statements.

20

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Romania: (continued)
200,000	Romanian Government International Bond, 4.000%, 02/14/2051	$133,924	0.1
300,000	Romanian Government International Bond, 5.125%, 06/15/2048	242,112	0.2
684,000 (1)	Romanian Government International Bond, 5.750%, 03/24/2035	660,488	0.5
618,000 (1)	Romanian Government International Bond, 6.375%, 01/30/2034	627,909	0.5
300,000	Romanian Government International Bond, 6.375%, 01/30/2034	304,810	0.3
200,000	Romanian Government International Bond, 7.625%, 01/17/2053	213,686	0.2
		3,742,497	3.1

	Saudi Arabia: 3.1%
1,700,000	Saudi Government International Bond, 3.450%, 02/02/2061	1,116,934	0.9
600,000	Saudi Government International Bond, 3.750%, 01/21/2055	434,146	0.4
850,000 (1)	Saudi Government International Bond, 5.500%, 10/25/2032	901,850	0.7
825,000	Saudi Government International Bond, 5.625%, 01/13/2035	881,327	0.7
500,000	Saudi Government International Bond, 5.750%, 01/16/2054	502,285	0.4
		3,836,542	3.1

	Senegal: 0.3%
500,000	Senegal Government International Bond, 6.250%, 05/23/2033	363,440	0.3

	Serbia: 0.4%
250,000	Serbia International Bond, 2.125%, 12/01/2030	218,948	0.2
275,000 (1)	Serbia International Bond, 6.500%, 09/26/2033	298,423	0.2
		517,371	0.4

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	South Africa: 1.9%
250,000 (1)	Republic of South Africa Government International Bond, 7.100%, 11/19/2036	$261,312	0.2
450,000 (1)	Republic of South Africa Government International Bond, 7.950%, 11/19/2054	457,981	0.4
300,000	Republic of South Africa Government International Bond 12Y, 4.300%, 10/12/2028	296,025	0.3
500,000	Republic of South Africa Government International Bond 30Y, 5.750%, 09/30/2049	401,730	0.3
600,000	Republic of South Africa Government International Bond 30Y, 6.300%, 06/22/2048	518,436	0.4
350,000	Republic of South Africa Government International Bond 30Y, 7.300%, 04/20/2052	337,400	0.3
		2,272,884	1.9

	Sri Lanka: 1.2%
202,000 (1)(3)	Sri Lanka Government International Bond, 3.100% (Step Rate @ 3.350% on 07/15/2027), 01/15/2030	189,981	0.2
396,220 (1)(3)	Sri Lanka Government International Bond, 3.350% (Step Rate @ 3.600% on 09/15/2027), 03/15/2033	340,947	0.3
371,514 (1)(3)	Sri Lanka Government International Bond, 3.600% (Step Rate @ 3.850% on 08/15/2027), 02/15/2038	331,019	0.3
185,679 (1)(3)	Sri Lanka Government International Bond, 3.600% (Step Rate @ 3.850% on 11/15/2027), 05/15/2036	164,512	0.1

See Accompanying Notes to Financial Statements.

21

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Sri Lanka: (continued)
267,540 (1)(3)	Sri Lanka Government International Bond, 3.600% (Step Rate @ 5.100% on 12/15/2027), 06/15/2035	$195,839	0.2
185,274 (1)	Sri Lanka Government International Bond, 4.000%, 04/15/2028	177,840	0.1
		1,400,138	1.2

	Trinidad and Tobago: 0.3%
400,000 (1)	Trinidad & Tobago Government International Bond, 6.400%, 06/26/2034	408,800	0.3

	Turkey: 3.4%
1,000,000	Turkey Government International Bond, 7.250%, 05/29/2032	1,043,250	0.9
300,000	Turkey Government International Bond 10Y, 5.125%, 02/17/2028	299,962	0.2
800,000	Turkey Government International Bond 10Y, 7.625%, 04/26/2029	851,104	0.7
595,000	Turkey Government International Bond 12Y, 6.500%, 09/20/2033	590,947	0.5
550,000	Turkey Government International Bond 30Y, 6.000%, 01/14/2041	481,559	0.4
600,000	Turkey Government International Bond 5Y, 9.875%, 01/15/2028	659,736	0.5
200,000 (1)	Turkey Ihracat Kredi Bankasi AS, 9.000%, 01/28/2027	210,528	0.2
		4,137,086	3.4

	Ukraine: 1.4%
110,474 (1)(3)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2030	58,275	0.1
412,832 (1)(3)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2034	171,841	0.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	Ukraine: (continued)
348,869 (1)(3)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2035	$170,074	0.1
290,724 (1)(3)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2036	141,437	0.1
299,400 (1)(3)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2029	205,089	0.2
618,033 (1)(3)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2034	347,026	0.3
569,548 (1)(3)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2035	314,675	0.3
535,466 (1)(3)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2036	291,829	0.2
		1,700,246	1.4

	United Arab Emirates: 0.2%
250,000 (1)	Finance Department Government of Sharjah, 6.500%, 11/23/2032	270,000	0.2

	Uruguay: 0.2%
123,334	Uruguay Government International Bond, 4.375%, 10/27/2027	124,453	0.1
51,825	Uruguay Government International Bond, 4.375%, 01/23/2031	52,577	0.1
		177,030	0.2

	Venezuela: 0.4%
175,000	Venezuela Government International Bond, 7.000%, 03/31/2038	38,762	0.0

See Accompanying Notes to Financial Statements.

22

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Venezuela: (continued)
550,000 (6)	Venezuela Government International Bond, 9.250%, 09/15/2027	$135,300	0.1
275,000	Venezuela Government International Bond, 9.250%, 05/07/2028	62,975	0.1
200,000	Venezuela Government International Bond, 9.375%, 01/13/2034	54,500	0.0
425,000	Venezuela Government International Bond, 11.750%, 10/21/2026	103,063	0.1
575,000	Venezuela Government International Bond, 11.950%, 08/05/2031	138,000	0.1
		532,600	0.4

	Zambia: 0.3%
189,337 (1)	Zambia Government International Bond, 0.500%, 12/31/2053	128,973	0.1
179,056 (1)(3)	Zambia Government International Bond, 5.750% (Step Rate @ 7.500% on 06/30/2031), 06/30/2033	171,641	0.2
		300,614	0.3
	Total Sovereign Bonds
	(Cost $67,520,528)	73,687,944	60.4

CORPORATE BONDS/NOTES: 32.1%
	Brazil: 1.3%
500,000 (1)	Minerva Luxembourg SA, 8.875%, 09/13/2033	550,625	0.5
275,000 (1)	Nexa Resources SA, 6.600%, 04/08/2037	283,697	0.2
500,000 (1)	Raizen Fuels Finance SA, 6.250%, 07/08/2032	489,750	0.4
250,000 (1)	Raizen Fuels Finance SA, 6.700%, 02/25/2037	241,905	0.2
		1,565,977	1.3

	Chile: 6.7%
416,000 (1)(4)	Banco del Estado de Chile, 7.950%, 12/31/2199	446,420	0.4
708,691 (1)	Chile Electricity Lux Mpc II Sarl, 5.580%, 10/20/2035	728,623	0.6

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Chile: (continued)
500,000 (1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	$407,500	0.3
250,000	Corp Nacional del Cobre de Chile, 5.125%, 02/02/2033	251,067	0.2
725,000 (1)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	761,250	0.6
425,000 (1)	Corp Nacional del Cobre de Chile, 6.300%, 09/08/2053	436,730	0.4
1,350,000 (1)	Corp Nacional del Cobre de Chile, 6.330%, 01/13/2035	1,441,800	1.2
906,000 (1)	Corp Nacional del Cobre de Chile, 6.780%, 01/13/2055	973,044	0.8
400,000 (1)(2)	Empresa de Pasajeros Metro S.A., 3.693%, 09/13/2061	284,000	0.2
300,000 (1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	253,200	0.2
900,000 (1)	Empresa Nacional del Petroleo, 5.950%, 07/30/2034	946,615	0.8
725,000 (1)	Engie Energia Chile SA, 6.375%, 04/17/2034	773,510	0.6
475,000 (1)(4)	Inversiones CMPC SA, 6.700%, 12/09/2057	487,044	0.4
		8,190,803	6.7

	Dominican Republic: 0.3%
400,000 (1)	Aeropuertos Dominicanos Siglo XXI SA, 7.000%, 06/30/2034	421,500	0.3

	Guatemala: 0.5%
600,000 (1)	Energuate Trust 2 0, 6.350%, 09/15/2035	604,950	0.5

	India: 0.2%
200,000 (1)	IRB Infrastructure Developers Ltd., 7.110%, 03/11/2032	207,750	0.2

	Indonesia: 2.7%
500,000 (1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	484,668	0.4
300,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	283,875	0.2
550,000	Pertamina Persero PT, 5.625%, 05/20/2043	542,107	0.4

See Accompanying Notes to Financial Statements.

23

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Indonesia: (continued)
550,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.000%, 06/30/2030	$514,594	0.4
475,000 (1)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/2027	473,748	0.4
550,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/2027	548,551	0.5
500,000 (1)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.250%, 01/25/2049	518,075	0.4
		3,365,618	2.7

	Kazakhstan: 0.4%
450,000 (1)	Kaspi.KZ JSC, 6.250%, 03/26/2030	463,028	0.4

	Malaysia: 1.0%
300,000	Petronas Capital Ltd., 2.480%, 01/28/2032	270,444	0.2
1,050,000 (1)	Petronas Capital Ltd., 4.800%, 04/21/2060	957,075	0.8
		1,227,519	1.0

	Mexico: 7.5%
550,000 (1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	550,138	0.4
825,000 (1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 5.875%, 05/07/2030	856,523	0.7
650,000 (1)(4)	Cemex SAB de CV, 7.200%, 12/31/2199	676,260	0.6
575,000 (1)	CFE Fibra E, 5.875%, 09/23/2040	578,910	0.5
500,000 (1)	Comision Federal de Electricidad, 5.700%, 01/24/2030	509,375	0.4
700,000 (1)	Comision Federal de Electricidad, 6.450%, 01/24/2035	716,142	0.6
975,000 (1)	Eagle Funding Luxco Sarl, 5.500%, 08/17/2030	991,087	0.8
300,000	Petroleos Mexicanos, 5.500%, 06/27/2044	231,795	0.2
1,825,000	Petroleos Mexicanos, 6.500%, 03/13/2027	1,851,006	1.5

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Mexico: (continued)
425,000	Petroleos Mexicanos, 6.500%, 01/23/2029	$433,288	0.4
960,000	Petroleos Mexicanos, 6.700%, 02/16/2032	954,000	0.8
425,000	Petroleos Mexicanos, 6.750%, 09/21/2047	352,707	0.3
500,000	Petroleos Mexicanos, 6.950%, 01/28/2060	413,475	0.3
		9,114,706	7.5

	Morocco: 0.8%
650,000 (1)	OCP SA, 6.700%, 03/01/2036	696,150	0.6
300,000 (1)	OCP SA, 6.750%, 05/02/2034	327,529	0.2
		1,023,679	0.8

	Oman: 0.9%
1,100,000 (1)(2)	OQ SAOC, 5.125%, 05/06/2028	1,112,782	0.9

	Peru: 2.7%
790,000 (1)(4)	Banco de Credito del Peru S.A., 6.450%, 07/30/2035	823,575	0.6
400,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	384,632	0.3
650,000 (1)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.750%, 11/05/2038	715,000	0.6
250,000	Petroleos del Peru SA, 4.750%, 06/19/2032	217,938	0.2
800,000 (1)	Petroleos del Peru SA, 5.625%, 06/19/2047	593,400	0.5
575,000 (1)(2)(4)	Scotiabank Peru SAA, 6.100%, 10/01/2035	599,115	0.5
		3,333,660	2.7

	Poland: 1.9%
675,000 (1)	Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033	698,200	0.6
925,000 (1)	Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034	974,441	0.8
650,000 (1)	Bank Gospodarstwa Krajowego, 6.250%, 10/31/2028	689,578	0.5
		2,362,219	1.9

	Qatar: 0.6%
1,000,000 (1)	QatarEnergy, 3.300%, 07/12/2051	708,189	0.6

See Accompanying Notes to Financial Statements.

24

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Saudi Arabia: 0.5%
550,000 (1)	Greensaif Pipelines Bidco Sarl, 6.510%, 02/23/2042	$596,811	0.5

	South Africa: 1.1%
500,000 (1)	Bidvest Group UK PLC, 6.200%, 09/17/2032	503,500	0.4
800,000 (1)(2)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	825,788	0.7
		1,329,288	1.1

	Thailand: 0.7%
400,000 (1)(4)	GC Treasury Center Co. Ltd., 6.500%, 12/31/2199	407,100	0.3
400,000 (1)(4)	GC Treasury Center Co. Ltd., 7.125%, 12/31/2199	414,800	0.4
		821,900	0.7

	Turkey: 0.5%
600,000 (1)	TC Ziraat Bankasi AS, 7.250%, 02/04/2030	615,804	0.5

	United Arab Emirates: 1.4%
550,000	DP World Crescent Ltd., 3.875%, 07/18/2029	539,334	0.4
725,000 (1)	MDGH GMTN RSC Ltd., 4.375%, 11/22/2033	717,388	0.6
400,000 (1)	MDGH GMTN RSC Ltd., 5.500%, 04/28/2033	426,960	0.4
		1,683,682	1.4

	Venezuela: 0.4%
1,000,000 (6)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	160,500	0.1
1,750,000 (6)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	314,125	0.3
		474,625	0.4
	Total Corporate Bonds/Notes (Cost $37,145,639)	39,224,490	32.1

U.S. TREASURY OBLIGATIONS: 0.4%
	United States Treasury Notes: 0.4%
490,700	3.875%, 09/30/2032	489,128	0.4

	Total U.S. Treasury Obligations (Cost $488,247)	489,128	0.4

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Notes: (continued)
	Total Long-Term Investments (Cost $105,154,414)	$113,401,562	92.9

SHORT-TERM INVESTMENTS: 9.6%
	Commercial Paper: 6.0%
1,500,000	Agilent Technologies, 4.290%, 10/02/2025	1,499,647	1.3
1,200,000	Automatic Data Processing., 4.160%, 10/01/2025	1,199,863	1.0
1,000,000	Bekshire Hathway., 4.340%, 10/10/2025	998,813	0.8
1,518,000	Concord Minutemen Capital Co. LLC, 4.180%, 10/02/2025	1,517,653	1.3
1,000,000	Dominion Resources, Inc., 4.330%, 10/16/2025	998,105	0.8
1,000,000	Fiserv, Inc., 4.310%, 10/02/2025	999,764	0.8
	Total Commercial Paper (Cost $7,214,728)	7,213,845	6.0

	Repurchase Agreements: 2.7%
27,998 (7)	Bank of America Securities Inc., Repurchase Agreement dated 09/30/2025, 4.200%, due 10/01/2025 (Repurchase Amount $28,001, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $28,558, due 11/15/41-05/15/54)	27,998	0.0
1,000,000 (7)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 09/30/2025, 4.210%, due 10/01/2025 (Repurchase Amount $1,000,115, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.500%, Market Value plus accrued interest $1,020,012, due 08/27/27-09/01/55)	1,000,000	0.8

See Accompanying Notes to Financial Statements.

25

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (7)	HSBC Securities (USA) Inc., Repurchase Agreement dated 09/30/2025, 4.220%, due 10/01/2025 (Repurchase Amount $1,000,116, collateralized by various U.S. Government Agency Obligations, 1.923%-6.500%, Market Value plus accrued interest $1,020,000, due 08/01/32-06/01/64)	$1,000,000	0.8
99,035 (7)	J.P. Morgan Securities LLC, Repurchase Agreement dated 09/30/2025, 4.200%, due 10/01/2025 (Repurchase Amount $99,046, collateralized by various U.S. Government Securities, 4.125%-4.500%, Market Value plus accrued interest $101,016, due 12/31/31-05/31/32)	99,035	0.1
24,570 (7)	Mizuho Securities USA LLC, Repurchase Agreement dated 09/30/2025, 4.200%, due 10/01/2025 (Repurchase Amount $24,573, collateralized by various U.S. Government Securities, 0.750%-4.375%, Market Value plus accrued interest $25,061, due 05/31/26-09/30/32)	24,570	0.0
136,924 (7)	Natwest Markets Securities Inc., Repurchase Agreement dated 09/30/2025, 4.190%, due 10/01/2025 (Repurchase Amount $136,940, collateralized by various U.S. Government Securities, 0.000%-6.625%, Market Value plus accrued interest $139,663, due 11/18/25-08/15/55)	136,924	0.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (7)	Nomura Securities International, Inc., Repurchase Agreement dated 09/30/2025, 4.210%, due 10/01/2025 (Repurchase Amount $1,000,115, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,020,000, due 11/01/25-09/01/55)	$1,000,000	0.8
44,070 (7)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/2025, 4.190%, due 10/01/2025 (Repurchase Amount $44,075, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $44,951, due 10/23/25-08/15/55)	44,070	0.1
	Total Repurchase Agreements (Cost $3,332,597)	3,332,597	2.7

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.9%
1,120,000 (8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.050% (Cost $1,120,000)	$1,120,000	0.9
	Total Short-Term Investments (Cost $11,667,325)	11,666,442	9.6
	Total Investments in Securities (Cost $116,821,739)	$125,068,004	102.5
	Liabilities in Excess of Other Assets	(3,050,919)	(2.5)
	Net Assets	$122,017,085	100.0

See Accompanying Notes to Financial Statements.

26

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2025.
(4)	Variable rate security. Rate shown is the rate in effect as of September 30, 2025.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2025.
(6)	Defaulted security.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of September 30, 2025.

Percentage
Sector Diversification	of Net Assets
Sovereign Bonds	60.4%
Energy	10.4
Financial	6.8
Basic Materials	5.6
Utilities	5.1
Consumer, Non-cyclical	2.1
Industrial	1.3
Government	0.8
U.S. Treasury Obligations	0.4
Short-Term Investments	9.6
Liabilities in Excess of Other Assets	(2.5)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements.

27

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Sovereign Bonds	$—	$73,687,944	$—	$73,687,944
Corporate Bonds/Notes	—	39,224,490	—	39,224,490
U.S. Treasury Obligations	—	489,128	—	489,128
Short-Term Investments	1,120,000	10,546,442	—	11,666,442
Total Investments, at fair value	$1,120,000	$123,948,004	$—	$125,068,004
Other Financial Instruments+
Futures	1,374	—	—	1,374
Total Assets	$1,121,374	$123,948,004	$—	$125,069,378
Liabilities Table Other Financial Instruments+
Futures	$(13,197)	$—	$—	$(13,197)
Total Liabilities	$(13,197)	$—	$—	$(13,197)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2025, the following futures contracts were outstanding for Voya VACS Series EMHCD Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	47	12/31/25	$9,794,727	$(3,411)
U.S. Treasury 10-Year Note	20	12/19/25	2,250,000	(2,275)
U.S. Treasury Ultra Long Bond	13	12/19/25	1,560,812	(451)
			$13,605,539	$(6,137)
Short Contracts:
U.S. Treasury 5-Year Note	(38)	12/31/25	(4,149,422)	1,374
U.S. Treasury Ultra 10-Year Note	(25)	12/19/25	(2,876,953)	(7,060)
			$(7,026,375)	$(5,686)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$1,374
Total Asset Derivatives		$1,374

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$13,197
Total Liability Derivatives		$13,197

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements.

28

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(212,386)
Total	$(212,386)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$43,057
Total	$43,057

At September 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $116,757,340.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$8,708,010
Gross Unrealized Depreciation	(409,169)
Net Unrealized Appreciation	$8,298,841

See Accompanying Notes to Financial Statements.

29

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 96.7%
	Basic Materials: 4.9%
1,300,000 (1)	Avient Corp., 6.250%, 11/01/2031	$1,321,155	0.4
600,000 (1)	Axalta Coating Systems Dutch Holding B BV, 7.250%, 02/15/2031	628,482	0.2
765,000 (1)	Axalta Coating Systems LLC, 3.375%, 02/15/2029	725,430	0.2
750,000 (1)	Capstone Copper Corp., 6.750%, 03/31/2033	773,167	0.3
770,000	Celanese US Holdings LLC, 6.665%, 07/15/2027	790,394	0.3
770,000 (1)	Chemours Co., 5.750%, 11/15/2028	751,751	0.2
900,000 (1)	Chemours Co., 8.000%, 01/15/2033	895,859	0.3
1,455,000 (1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	1,403,047	0.5
925,000 (1)	Cleveland-Cliffs, Inc., 7.625%, 01/15/2034	953,731	0.3
1,250,000 (1)	Constellium SE, 5.625%, 06/15/2028	1,249,128	0.4
1,995,000 (1)	New Gold, Inc., 6.875%, 04/01/2032	2,091,235	0.7
510,000 (1)	NOVA Chemicals Corp., 7.000%, 12/01/2031	537,761	0.2
785,000 (1)	Novelis Corp., 3.875%, 08/15/2031	716,327	0.2
455,000 (1)	Novelis Corp., 4.750%, 01/30/2030	439,889	0.1
845,000 (1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	768,819	0.2
700,000 (1)	Olin Corp., 5.000%, 02/01/2030	684,384	0.2
480,000 (2)	SPCM SA, 3.125%, 03/15/2027	468,382	0.2
		15,198,941	4.9

	Communications: 9.5%
1,205,000 (1)	Arches Buyer, Inc., 4.250%, 06/01/2028	1,181,877	0.4
225,000 (1)(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	194,667	0.1
2,385,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/2030	2,254,051	0.7
2,065,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,880,577	0.6
1,940,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,922,919	0.6

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
660,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	$656,093	0.2
230,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	229,876	0.1
555,000 (1)	CommScope, Inc., 4.750%, 09/01/2029	552,131	0.2
1,010,000 (1)	Connect Finco Sarl / Connect US Finco LLC, 9.000%, 09/15/2029	1,063,181	0.3
1,500,000 (1)	Directv Financing LLC, 8.875%, 02/01/2030	1,483,457	0.5
642,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	641,764	0.2
865,000 (1)	GCI LLC, 4.750%, 10/15/2028	841,365	0.3
950,000 (1)	Gray Media, Inc., 9.625%, 07/15/2032	971,387	0.3
1,015,000	Lamar Media Corp., 4.000%, 02/15/2030	972,620	0.3
1,040,000 (1)	Level 3 Financing, Inc., 4.000%, 04/15/2031	899,350	0.3
365,000 (1)	Level 3 Financing, Inc., 4.875%, 06/15/2029	344,961	0.1
950,000 (1)	Level 3 Financing, Inc., 6.875%, 06/30/2033	969,014	0.3
1,745,000 (1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	1,715,752	0.6
1,230,000 (1)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	1,183,194	0.4
220,000 (1)	Sirius XM Radio, Inc., 3.125%, 09/01/2026	217,179	0.1
2,880,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	2,868,503	0.9
1,380,000 (1)	Snap, Inc., 6.875%, 03/15/2034	1,400,191	0.5
1,370,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	1,331,988	0.4
690,000 (1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	652,947	0.2
1,390,000 (1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	1,362,777	0.4
400,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	376,749	0.1

See Accompanying Notes to Financial Statements

30

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,285,000 (1)	Windstream Escrow LLC / Windstream Escrow Finance Corp., 8.250%, 10/01/2031	$1,332,097	0.4
		29,500,667	9.5
	Consumer, Cyclical: 18.7%
1,300,000 (1)	1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/2029	1,330,949	0.4
600,000 (1)	Adient Global Holdings Ltd., 7.500%, 02/15/2033	621,741	0.2
540,000 (1)(2)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	566,766	0.2
830,000 (1)	Advance Auto Parts, Inc., 7.000%, 08/01/2030	854,575	0.3
665,000 (1)	Advance Auto Parts, Inc., 7.375%, 08/01/2033	686,283	0.2
1,215,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,226,029	0.4
995,000 (1)(2)	American Airlines, Inc., 7.250%, 02/15/2028	1,020,164	0.3
98,750 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	98,877	0.0
975,000 (1)	American Axle & Manufacturing, Inc., 7.750%, 10/15/2033	983,210	0.3
1,680,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	1,731,243	0.6
1,035,000 (1)(2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	990,350	0.3
1,635,000 (1)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	1,682,811	0.5
1,300,000 (1)	Carnival Corp., 5.750%, 08/01/2032	1,324,606	0.4
925,000 (1)	Carnival Corp., 6.000%, 05/01/2029	939,399	0.3
1,055,000 (1)	Cinemark USA, Inc., 7.000%, 08/01/2032	1,097,409	0.4
1,250,000 (1)	Clarios Global L.P. / Clarios US Finance Co., 6.750%, 09/15/2032	1,278,481	0.4
735,000 (1)	eG Global Finance PLC, 12.000%, 11/30/2028	808,350	0.3
635,000 (1)	Gap, Inc., 3.625%, 10/01/2029	594,939	0.2
835,000 (1)	Gap, Inc., 3.875%, 10/01/2031	762,866	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
865,000 (1)	Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.750%, 05/31/2032	$908,080	0.3
935,000 (1)	Gates Corp., 6.875%, 07/01/2029	971,372	0.3
1,190,000	Goodyear Tire & Rubber Co., 6.625%, 07/15/2030	1,208,379	0.4
385,000 (1)	Group 1 Automotive, Inc., 4.000%, 08/15/2028	374,467	0.1
1,155,000 (1)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	1,183,770	0.4
1,195,000 (1)(2)	Hanesbrands, Inc., 9.000%, 02/15/2031	1,266,459	0.4
445,000 (1)	Hilton Domestic Operating Co., Inc., 5.750%, 09/15/2033	451,263	0.1
500,000 (1)	Hilton Domestic Operating Co., Inc., 5.875%, 04/01/2029	510,673	0.2
980,000 (1)	Hilton Domestic Operating Co., Inc., 5.875%, 03/15/2033	1,001,081	0.3
796,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	795,382	0.3
990,000 (1)	Interface, Inc., 5.500%, 12/01/2028	989,224	0.3
1,485,000 (1)	International Game Technology PLC, 5.250%, 01/15/2029	1,479,392	0.5
1,025,000 (1)	Light & Wonder International, Inc., 6.250%, 10/01/2033	1,027,429	0.3
580,000 (1)	Light & Wonder International, Inc., 7.500%, 09/01/2031	603,628	0.2
270,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	237,055	0.1
119,000 (1)	Macy's Retail Holdings LLC, 5.875%, 03/15/2030	119,062	0.0
765,000 (1)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	766,867	0.2
510,000	MGM Resorts International, 4.750%, 10/15/2028	506,377	0.2
565,000	MGM Resorts International, 6.500%, 04/15/2032	575,972	0.2
980,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	967,686	0.3
160,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	160,291	0.1
975,000 (1)	NCL Corp. Ltd., 5.875%, 01/15/2031	975,666	0.3

See Accompanying Notes to Financial Statements

31

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
1,370,000 (1)	NCL Corp. Ltd., 6.750%, 02/01/2032	$1,409,808	0.5
630,000	Newell Brands, Inc., 6.375%, 09/15/2027	640,559	0.2
740,000	Newell Brands, Inc., 6.625%, 05/15/2032	732,162	0.2
550,000 (1)	Newell Brands, Inc., 8.500%, 06/01/2028	583,130	0.2
1,040,000 (2)	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	1,082,572	0.4
1,215,000 (1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	1,130,464	0.4
1,245,000 (1)	SeaWorld Parks & Entertainment, Inc., 5.250%, 08/15/2029	1,225,134	0.4
1,560,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	1,534,845	0.5
845,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	775,007	0.3
605,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	581,482	0.2
760,000 (1)	Tenneco, Inc., 8.000%, 11/17/2028	761,935	0.2
1,145,000 (1)	Victoria's Secret & Co., 4.625%, 07/15/2029	1,094,612	0.4
1,360,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,361,420	0.4
1,220,000 (1)	Viking Cruises Ltd., 5.875%, 10/15/2033	1,222,381	0.4
400,000 (1)	Viking Cruises Ltd., 7.000%, 02/15/2029	402,285	0.1
1,020,000 (1)	Voyager Parent LLC, 9.250%, 07/01/2032	1,079,323	0.4
3,500,000 (2)	Warnermedia Holdings, Inc., 4.279%, 03/15/2032	3,211,250	1.0
555,000 (1)	William Carter Co., 5.625%, 03/15/2027	556,080	0.2
1,195,000 (1)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 6.250%, 03/15/2033	1,214,329	0.4
1,595,000	Yum! Brands, Inc., 3.625%, 03/15/2031	1,491,408	0.5
		57,768,809	18.7
	Consumer, Non-cyclical: 19.0%
1,185,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,176,020	0.4
660,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	626,393	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,365,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	$1,366,589	0.4
430,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 6.250%, 03/15/2033	440,415	0.1
1,315,000 (1)	Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/2030	1,363,392	0.4
500,000 (1)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	490,729	0.2
1,155,000 (1)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	1,133,098	0.4
420,000 (1)	APi Group DE, Inc., 4.125%, 07/15/2029	406,367	0.1
450,000 (1)	APi Group DE, Inc., 4.750%, 10/15/2029	441,866	0.1
294,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.750%, 07/15/2027	293,764	0.1
1,325,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	1,371,799	0.4
1,115,000 (1)	Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028	1,163,433	0.4
1,090,000 (1)	BellRing Brands, Inc., 7.000%, 03/15/2030	1,126,849	0.4
935,000 (1)	Belron UK Finance PLC, 5.750%, 10/15/2029	948,033	0.3
760,000 (1)	Brink's Co., 6.500%, 06/15/2029	782,780	0.3
285,000 (1)	Brink's Co., 6.750%, 06/15/2032	296,692	0.1
720,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	651,995	0.2
360,000 (1)	CHS/Community Health Systems, Inc., 6.000%, 01/15/2029	349,765	0.1
850,000 (1)	Cimpress PLC, 7.375%, 09/15/2032	848,100	0.3
1,185,000 (1)	Concentra Escrow Issuer Corp., 6.875%, 07/15/2032	1,231,964	0.4
1,090,000 (1)	CPI CG, Inc., 10.000%, 07/15/2029	1,143,820	0.4

See Accompanying Notes to Financial Statements

32

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
875,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	$802,032	0.3
1,380,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	1,323,695	0.4
450,000 (1)	DaVita, Inc., 6.750%, 07/15/2033	464,417	0.1
1,215,000 (1)(2)	Embecta Corp., 5.000%, 02/15/2030	1,151,722	0.4
1,405,000 (1)	EquipmentShare. com, Inc., 8.000%, 03/15/2033	1,502,854	0.5
1,300,000 (1)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	1,373,616	0.4
170,000 (1)	Garda World Security Corp., 4.625%, 02/15/2027	168,863	0.1
1,025,000 (1)	Global Medical Response, Inc., 7.375%, 10/01/2032	1,055,683	0.3
472,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	472,346	0.2
1,140,000 (1)	Herc Holdings, Inc., 7.000%, 06/15/2030	1,185,077	0.4
590,000 (1)	Herc Holdings, Inc., 7.250%, 06/15/2033	616,371	0.2
1,205,000 (1)	Insulet Corp., 6.500%, 04/01/2033	1,253,841	0.4
1,200,000 (1)	Jazz Securities DAC, 4.375%, 01/15/2029	1,170,092	0.4
405,000 (1)	LifePoint Health, Inc., 8.375%, 02/15/2032	431,989	0.1
1,565,000 (1)	LifePoint Health, Inc., 9.875%, 08/15/2030	1,696,754	0.5
2,815,000 (1)	Medline Borrower L.P., 5.250%, 10/01/2029	2,792,742	0.9
1,500,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	1,315,266	0.4
200,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.750%, 05/15/2034	192,027	0.1
760,000	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	765,727	0.2
1,285,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	1,240,240	0.4
430,000 (1)	Post Holdings, Inc., 6.250%, 10/15/2034	434,654	0.1
660,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	667,794	0.2
735,000 (1)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.250%, 04/01/2029	735,462	0.2
1,300,000 (1)	Raven Acquisition Holdings LLC, 6.875%, 11/15/2031	1,339,218	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,190,000 (1)	Select Medical Corp., 6.250%, 12/01/2032	$1,191,605	0.4
610,000 (2)	Service Corp. International, 5.125%, 06/01/2029	611,483	0.2
680,000	Service Corp. International, 5.750%, 10/15/2032	689,743	0.2
1,245,000 (1)	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/2032	1,288,085	0.4
1,580,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	1,517,098	0.5
1,115,000 (1)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	1,172,164	0.4
815,000 (1)	Star Parent, Inc., 9.000%, 10/01/2030	862,631	0.3
850,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	849,163	0.3
1,425,000	Tenet Healthcare Corp., 6.125%, 10/01/2028	1,427,036	0.5
1,705,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	1,728,882	0.6
720,000 (1)	United Natural Foods, Inc., 6.750%, 10/15/2028	722,175	0.2
910,000	United Rentals North America, Inc., 4.875%, 01/15/2028	908,009	0.3
160,000	United Rentals North America, Inc., 5.500%, 05/15/2027	160,139	0.1
330,000 (1)	United Rentals North America, Inc., 6.125%, 03/15/2034	343,554	0.1
760,000 (1)	US Foods, Inc., 5.750%, 04/15/2033	765,880	0.2
1,050,000 (1)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	1,107,120	0.4
410,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	403,479	0.1
1,095,000 (1)	Williams Scotsman, Inc., 6.625%, 04/15/2030	1,128,102	0.4
240,000 (1)	Williams Scotsman, Inc., 7.375%, 10/01/2031	250,792	0.1
		58,933,485	19.0

See Accompanying Notes to Financial Statements

33

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: 11.2%
770,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	$767,744	0.3
965,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	967,044	0.3
79,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	79,062	0.0
1,640,000 (1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	1,637,895	0.5
1,380,000 (1)(2)	Baytex Energy Corp., 8.500%, 04/30/2030	1,419,950	0.5
915,000 (1)(2)	Civitas Resources, Inc., 8.750%, 07/01/2031	938,571	0.3
1,270,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	1,262,098	0.4
745,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	748,455	0.2
955,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	996,590	0.3
425,000 (1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	431,909	0.1
1,250,000 (1)	Enerflex Ltd., 9.000%, 10/15/2027	1,277,095	0.4
1,150,000 (1)	Global Partners L.P. / GLP Finance Corp., 8.250%, 01/15/2032	1,213,778	0.4
385,000 (1)	Harvest Midstream I L.P., 7.500%, 09/01/2028	389,440	0.1
370,000 (1)	Harvest Midstream I L.P., 7.500%, 05/15/2032	379,183	0.1
545,000 (1)	Hess Midstream Operations L.P., 5.500%, 10/15/2030	549,349	0.2
660,000 (1)	Hess Midstream Operations L.P., 5.875%, 03/01/2028	673,203	0.2
530,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	522,817	0.2
245,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	236,869	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
535,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.250%, 04/15/2032	$513,621	0.2
160,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.875%, 05/15/2034	154,366	0.1
535,000 (1)	Howard Midstream Energy Partners LLC, 7.375%, 07/15/2032	555,755	0.2
1,565,000 (1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	1,575,276	0.5
1,205,000 (1)	Kodiak Gas Services LLC, 7.250%, 02/15/2029	1,251,254	0.4
1,055,000 (1)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	1,091,234	0.4
910,000 (1)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	931,181	0.3
895,000 (1)	Permian Resources Operating LLC, 5.875%, 07/01/2029	899,677	0.3
405,000 (1)	Permian Resources Operating LLC, 6.250%, 02/01/2033	412,845	0.1
415,000	SM Energy Co., 6.625%, 01/15/2027	415,175	0.1
250,000 (1)	SM Energy Co., 7.000%, 08/01/2032	250,375	0.1
1,625,000 (1)	Summit Midstream Holdings LLC, 8.625%, 10/31/2029	1,634,282	0.5
1,050,000 (1)	Sunoco L.P., 5.875%, 03/15/2034	1,041,565	0.3
1,015,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	978,061	0.3
410,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 6.000%, 03/01/2027	410,160	0.1
975,000	Transocean International Ltd., 7.875%, 10/15/2032	983,063	0.3
204,750 (1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	205,161	0.1
125,476 (1)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	128,902	0.0
1,400,000 (1)(2)	Venture Global LNG, Inc., 7.000%, 01/15/2030	1,449,686	0.5
1,500,000 (1)	Venture Global LNG, Inc., 8.125%, 06/01/2028	1,553,655	0.5
1,565,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	1,644,307	0.5

See Accompanying Notes to Financial Statements

34

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,050,000 (1)	Venture Global Plaquemines LNG LLC, 6.500%, 01/15/2034	$1,105,947	0.4
1,045,000 (1)	Venture Global Plaquemines LNG LLC, 6.750%, 01/15/2036	1,110,628	0.4
		34,787,228	11.2
	Financial: 11.8%
300,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 6.750%, 07/01/2032	309,151	0.1
1,420,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	1,480,393	0.5
750,000 (1)	AG Issuer LLC, 6.250%, 03/01/2028	752,012	0.2
2,235,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	2,287,931	0.7
295,000	Ally Financial, Inc., 5.750%, 11/20/2025	295,183	0.1
670,000 (2)	Ally Financial, Inc., 6.700%, 02/14/2033	698,292	0.2
1,400,000 (1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	1,408,496	0.5
1,345,000 (1)	Focus Financial Partners LLC, 6.750%, 09/15/2031	1,378,427	0.4
380,000 (1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	379,477	0.1
750,000 (1)	Freedom Mortgage Corp., 12.250%, 10/01/2030	837,290	0.3
955,000 (1)	Freedom Mortgage Holdings LLC, 8.375%, 04/01/2032	1,001,776	0.3
1,760,000 (1)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/2029	1,769,975	0.6
2,010,000 (1)	Iron Mountain, Inc., 5.250%, 07/15/2030	1,989,120	0.6
610,000 (1)	Iron Mountain, Inc., 6.250%, 01/15/2033	622,667	0.2
410,000 (1)	Jane Street Group / JSG Finance, Inc., 4.500%, 11/15/2029	400,597	0.1
1,530,000 (1)	Jane Street Group / JSG Finance, Inc., 6.125%, 11/01/2032	1,551,893	0.5
825,000 (1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	778,586	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
780,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	$775,262	0.3
405,000 (1)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	405,000	0.1
1,060,000	Navient Corp., 4.875%, 03/15/2028	1,040,103	0.3
1,770,000	OneMain Finance Corp., 5.375%, 11/15/2029	1,751,402	0.6
945,000	OneMain Finance Corp., 6.500%, 03/15/2033	947,674	0.3
100,000	OneMain Finance Corp., 7.125%, 03/15/2026	100,977	0.0
1,760,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	1,831,840	0.6
1,480,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	1,526,907	0.5
955,000 (1)	PennyMac Financial Services, Inc., 6.875%, 02/15/2033	987,338	0.3
955,000 (1)	PennyMac Financial Services, Inc., 7.875%, 12/15/2029	1,014,202	0.3
1,030,000 (1)	PRA Group, Inc., 5.000%, 10/01/2029	957,371	0.3
550,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 6.500%, 04/01/2032	565,859	0.2
530,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 6.500%, 06/15/2033	546,199	0.2
955,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	985,913	0.3
220,000 (1)	RLJ Lodging Trust L.P., 3.750%, 07/01/2026	217,959	0.1
1,350,000 (1)	Rocket Cos., Inc., 6.125%, 08/01/2030	1,386,524	0.5
1,700,000 (1)	Rocket Cos., Inc., 6.375%, 08/01/2033	1,756,719	0.6
640,000 (1)	Starwood Property Trust, Inc., 6.500%, 07/01/2030	662,489	0.2
1,090,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	1,128,056	0.4
		36,529,060	11.8

See Accompanying Notes to Financial Statements

35

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: 13.7%
840,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	$865,317	0.3
1,060,000 (1)	AmeriTex HoldCo Intermediate LLC, 7.625%, 08/15/2033	1,104,238	0.4
710,000 (1)	Amsted Industries, Inc., 6.375%, 03/15/2033	729,355	0.2
800,000 (1)	Arcosa, Inc., 6.875%, 08/15/2032	836,254	0.3
950,000 (1)	Bombardier, Inc., 6.750%, 06/15/2033	992,568	0.3
855,000 (1)	Bombardier, Inc., 7.500%, 02/01/2029	892,316	0.3
1,185,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 02/01/2032	1,198,279	0.4
1,765,000 (1)	Builders FirstSource, Inc., 6.375%, 06/15/2032	1,826,018	0.6
1,090,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	1,084,192	0.4
1,380,000 (1)	Chart Industries, Inc., 7.500%, 01/01/2030	1,437,939	0.5
1,060,000 (1)	Clean Harbors, Inc., 6.375%, 02/01/2031	1,086,393	0.4
1,580,000 (1)	Clydesdale Acquisition Holdings, Inc., 6.750%, 04/15/2032	1,622,020	0.5
730,000 (1)	Crown Americas LLC, 5.875%, 06/01/2033	738,016	0.2
1,830,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	1,883,434	0.6
925,000 (1)	Energizer Holdings, Inc., 4.750%, 06/15/2028	910,228	0.3
915,000 (1)(2)	Energizer Holdings, Inc., 6.000%, 09/15/2033	896,036	0.3
1,330,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	1,331,382	0.4
430,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.875%, 04/15/2033	433,088	0.1
670,000 (1)	GFL Environmental, Inc., 4.000%, 08/01/2028	654,755	0.2
918,000 (1)	GFL Environmental, Inc., 4.375%, 08/15/2029	896,417	0.3
475,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	467,141	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
685,000 (1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	$725,395	0.2
585,000 (1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	587,049	0.2
1,505,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	1,465,117	0.5
130,000 (1)	Owens-Brockway Glass Container, Inc., 6.625%,	129,870	0.0
1,225,000 (1)	05/13/2027 Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	1,248,552	0.4
2,095,000 (1)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	2,171,727	0.7
685,000 (1)	Sealed Air Corp., 4.000%, 12/01/2027	672,825	0.2
695,000 (1)	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/2028	705,145	0.2
1,305,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	1,205,538	0.4
1,605,000 (1)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	1,696,377	0.6
815,000 (1)	Standard Industries, Inc., 3.375%, 01/15/2031	738,747	0.2
1,130,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	1,084,155	0.4
1,205,000 (1)	Stonepeak Nile Parent LLC, 7.250%, 03/15/2032	1,269,898	0.4
765,000 (1)	Terex Corp., 6.250%, 10/15/2032	779,930	0.3
745,000 (1)	TransDigm, Inc., 6.000%, 01/15/2033	753,912	0.2
355,000 (1)	TransDigm, Inc., 6.250%, 01/31/2034	365,353	0.1
630,000 (1)	TransDigm, Inc., 6.375%, 05/31/2033	638,658	0.2
1,185,000 (1)	TransDigm, Inc., 6.625%, 03/01/2032	1,221,492	0.4
1,035,000 (1)	TransDigm, Inc., 6.750%, 01/31/2034	1,070,888	0.3
935,000 (1)	Waste Pro USA, Inc., 7.000%, 02/01/2033	970,808	0.3
1,050,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	1,029,038	0.3
60,000 (1)	WESCO Distribution, Inc., 6.375%, 03/15/2033	62,240	0.0
		42,478,100	13.7

See Accompanying Notes to Financial Statements

36

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: 5.2%
995,000 (1)	Amentum Escrow Corp., 7.250%, 08/01/2032	$1,033,965	0.3
995,000 (1)	CACI International, Inc., 6.375%, 06/15/2033	1,027,637	0.3
2,265,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	2,287,923	0.7
1,035,000 (1)	Cloud Software Group, Inc., 6.625%, 08/15/2033	1,054,654	0.4
1,200,000 (1)	CoreWeave, Inc., 9.250%, 06/01/2030	1,240,805	0.4
720,000 (1)	Entegris Escrow Corp., 5.950%, 06/15/2030	730,969	0.2
625,000 (1)	Entegris, Inc., 3.625%, 05/01/2029	594,734	0.2
600,000 (1)	Fair Isaac Corp., 6.000%, 05/15/2033	608,966	0.2
1,095,000 (1)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	1,147,879	0.4
1,025,000 (1)	McAfee Corp., 7.375%, 02/15/2030	951,975	0.3
1,035,000 (1)	NCR Atleos Escrow Corp., 9.500%, 04/01/2029	1,121,171	0.4
570,000 (1)	Open Text Corp., 3.875%, 12/01/2029	539,482	0.2
1,145,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	1,086,086	0.4
1,110,000 (1)(2)	Playtika Holding Corp., 4.250%, 03/15/2029	1,020,129	0.3
1,430,000 (1)	UKG, Inc., 6.875%, 02/01/2031	1,476,604	0.5
		15,922,979	5.2
	Utilities: 2.7%
995,000 (1)	Alpha Generation LLC, 6.750%, 10/15/2032	1,027,835	0.3
360,000 (1)	Calpine Corp., 4.500%, 02/15/2028	358,721	0.1
771,000 (1)	Calpine Corp., 5.000%, 02/01/2031	769,228	0.3
675,000 (1)	Calpine Corp., 5.125%, 03/15/2028	675,844	0.2
1,090,000 (1)	Lightning Power LLC, 7.250%, 08/15/2032	1,154,791	0.4
885,000 (1)	NRG Energy, Inc., 3.625%, 02/15/2031	818,943	0.3
300,000 (1)	NRG Energy, Inc., 6.000%, 02/01/2033	304,898	0.1
365,000 (1)	NRG Energy, Inc., 6.250%, 11/01/2034	374,386	0.1
690,000	TransAlta Corp., 7.750%, 11/15/2029	717,973	0.2
345,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	338,030	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
435,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	$434,987	0.2
225,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	225,305	0.1
990,000 (1)	Vistra Operations Co. LLC, 7.750%, 10/15/2031	1,048,328	0.3
		8,249,269	2.7
	Total Corporate Bonds/ Notes
	(Cost $293,387,114)	299,368,538	96.7

	Total Long-Term Investments
	(Cost $293,387,114)	299,368,538	96.7

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 6.1%
	Commercial Paper: 2.1%
1,000,000	Automatic Data Processing., 4.160%, 10/01/2025	999,886	0.3
2,000,000	Concord Minutemen Capital Co. LLC, 4.180%, 10/01/2025	1,999,771	0.7
2,000,000	Entergy Corp., 4.270%, 10/01/2025	1,999,766	0.6
1,500,000	Fiserv, Inc., 4.310%, 10/02/2025	1,499,645	0.5
	Total Commercial Paper
	(Cost $6,499,824)	6,499,068	2.1

	Repurchase Agreements: 3.2%
2,648,428 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 09/30/2025, 4.210%, due 10/01/2025 (Repurchase Amount $2,648,733, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.500%, Market Value plus accrued interest $2,701,429, due 08/27/27-09/01/55)	2,648,428	0.9

See Accompanying Notes to Financial Statements

37

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
111,996 (3)	HSBC Securities (USA) Inc., Repurchase Agreement dated 09/30/2025, 4.210%, due 10/01/2025 (Repurchase Amount $112,009, collateralized by various U.S. Government Securities, 0.000%-4.000%, Market Value plus accrued interest $114,236, due 07/15/26-08/15/54)	$111,996	0.0
2,648,428 (3)	HSBC Securities (USA) Inc., Repurchase Agreement dated 09/30/2025, 4.220%, due 10/01/2025 (Repurchase Amount $2,648,734, collateralized by various U.S. Government Agency Obligations, 1.923%-6.500%, Market Value plus accrued interest $2,701,397, due 08/01/32-06/01/64)	2,648,428	0.9
210,998 (3)	J.P. Morgan Securities LLC, Repurchase Agreement dated 09/30/2025, 4.200%, due 10/01/2025 (Repurchase Amount $211,022, collateralized by various U.S. Government Securities, 4.125%-4.500%, Market Value plus accrued interest $215,218, due 12/31/31-05/31/32)	210,998	0.1
291,719 (3)	Natwest Markets Securities Inc., Repurchase Agreement dated 09/30/2025, 4.190%, due 10/01/2025 (Repurchase Amount $291,752, collateralized by various U.S. Government Securities, 0.000%-6.625%, Market Value plus accrued interest $297,553, due 11/18/25-08/15/55)	291,719	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,327,623 (3)	Nomura Securities International, Inc., Repurchase Agreement dated 09/30/2025, 4.210%, due 10/01/2025 (Repurchase Amount $1,327,776, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,354,175, due 11/01/25-09/01/55)	$1,327,623	0.4
2,545,521 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/2025, 4.200%, due 10/01/2025 (Repurchase Amount $2,545,814, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.625%-7.000%, Market Value plus accrued interest $2,596,432, due 01/15/29-10/01/55)	2,545,521	0.8
93,892 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/2025, 4.190%, due 10/01/2025 (Repurchase Amount $93,903, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $95,770, due 10/23/25-08/15/55)	93,892	0.0
	Total Repurchase Agreements
	(Cost $9,878,605)	9,878,605	3.2

	Time Deposits: 0.6%
280,000 (3)	Canadian Imperial Bank of Commerce, 4.090%, 10/01/2025	280,000	0.1
260,000 (3)	DZ Bank AG, 4.080%, 10/01/2025	260,000	0.0
260,000 (3)	HSBC BANK PLC, 4.130%, 10/01/2025	260,000	0.1

See Accompanying Notes to Financial Statements

38

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
270,000 (3)	Landesbank Hessen Thueringen Girozentrale, 4.100%, 10/01/2025	$270,000	0.1
280,000 (3)	Mizuho Bank Ltd., 4.100%, 10/01/2025	280,000	0.1
280,000 (3)	Royal Bank of Canada, 4.140%, 10/01/2025	280,000	0.1
280,000 (3)	Societe Generale S.A., 4.090%, 10/01/2025	280,000	0.1
	Total Time Deposits
	(Cost $1,910,000)	1,910,000	0.6

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.2%
597,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.050%
	(Cost $597,000)	$597,000	0.2
	Total Short-Term Investments
	(Cost $18,885,429)	18,884,673	6.1
	Total Investments in Securities
	(Cost $312,272,543)	$318,253,211	102.8
	Liabilities in Excess of Other Assets	(8,705,599)	(2.8)
	Net Assets	$309,547,612	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2025.

See Accompanying Notes to Financial Statements

39

Voya VACS SERIES HYB Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$299,368,538	$—	$299,368,538
Short-Term Investments	597,000	18,287,673	—	18,884,673
Total Investments, at fair value	$597,000	$317,656,211	$—	$318,253,211

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At September 30, 2025, the aggregate cost of securities and other investments for federal income tax purposes was the same as for financial statement purposes. The composition of unrealized appreciation and depreciation of securities and other investments was:

Cost for U.S. federal income tax purposes was $312,283,487.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$6,093,314
Gross Unrealized Depreciation	(123,590)
Net Unrealized Appreciation	$5,969,724

See Accompanying Notes to Financial Statements

40

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 37.4%
422,109 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.625%, 01/25/2045	$339,930	0.2
270,059 (1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.753%, 03/25/2046	256,784	0.1
903,444 (1)(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	861,102	0.5
451,722 (1)(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	437,624	0.2
548,652 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2021-5 B3A, 3.481%, 11/25/2051	473,023	0.3
576,774 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2022-2 B3A, 3.395%, 12/25/2051	484,425	0.3
703,902 (1)(2)	Bayview Opportunity Master Fund VI Trust 2021-6 B3A, 3.384%, 10/25/2051	595,907	0.3
320,778 (2)	Bear Stearns ALT-A Trust 2005-9 26A1, 4.217%, 11/25/2035	172,463	0.1
1,053,181 (1)(2)	Chase Home Lending Mortgage Trust 2024-8 A9A, 5.500%, 08/25/2055	1,051,972	0.6
341,017 (1)(2)	CIM Trust 2021-J1 A19, 2.500%, 03/25/2051	281,289	0.1
413,340 (1)(2)	Citigroup Mortgage Loan Trust 2021-J3 B3W, 2.861%, 09/25/2051	340,983	0.2
986,420 (1)	Citigroup Mortgage Loan Trust 2024-CMI1 B2, 6.410%, 06/25/2054	998,801	0.5
864,767 (1)(2)	COLT Mortgage Loan Trust 2021-1 A1, 0.910%, 06/25/2066	752,235	0.4
873,330 (1)(2)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 8.121%, (SOFR30A + 3.764%), 02/25/2040	905,722	0.5
1,054,019 (1)(2)	Connecticut Avenue Securities Trust 2022-R01 1B1, 7.506%, (SOFR30A + 3.150%), 12/25/2041	1,079,963	0.6
602,296 (1)(2)	Deephaven Residential Mortgage Trust 2021-4 M1, 3.257%, 11/25/2066	469,099	0.3
974,299 (1)	EFMT 2024-RM3 A1A, 5.000%, 12/25/2054	949,746	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
602,296 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 7.471%, (SOFR30A + 3.114%), 01/25/2040	$616,339	0.3
301,148 (1)(2)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 7.656%, (SOFR30A + 3.300%), 11/25/2041	307,275	0.2
1,761,717 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R02 1B1, 9.906%, (SOFR30A + 5.550%), 01/25/2043	1,909,706	1.0
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R05 1B1, 9.106%, (SOFR30A + 4.750%), 06/25/2043	537,631	0.3
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R04 1M2, 6.006%, (SOFR30A + 1.650%), 05/25/2044	1,003,439	0.5
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 6.306%, (SOFR30A + 1.950%), 02/25/2045	501,994	0.3
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2025-R03 2M2, 6.606%, (SOFR30A + 2.250%), 03/25/2045	1,018,314	0.5
377,084 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.133%, 07/25/2048	348,693	0.2
1,324,240 (1)(2)	Flagstar Mortgage Trust 2020-1INV B2A, 4.173%, 03/25/2050	1,223,304	0.7
660,008 (1)(2)	Flagstar Mortgage Trust 2020-1INV B3, 4.173%, 03/25/2050	605,135	0.3
1,505,741 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 8.106%, (SOFR30A + 3.750%), 12/25/2041	1,545,824	0.8
3,011,482 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 7.756%, (SOFR30A + 3.400%), 01/25/2042	3,083,325	1.7
2,845,850 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 B1, 9.106%, (SOFR30A + 4.750%), 02/25/2042	2,966,599	1.6

See Accompanying Notes to Financial Statements

41

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 M2, 8.106%, (SOFR30A + 3.750%), 02/25/2042	$1,551,188	0.8
400,000 (1)(2)	Freddie Mac STACR REMIC Trust 2024-HQA2 M2, 6.156%, (SOFR30A + 1.800%), 08/25/2044	402,472	0.2
476,407 (1)(2)	GCAT Trust 2022-INV3 B1, 4.604%, 08/25/2052	449,267	0.2
589,441 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.610%, 05/25/2050	522,323	0.3
920,150 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.971%, 03/25/2050	855,289	0.5
788,363 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 3.971%, 03/25/2050	730,912	0.4
1,196,931 (1)(2)	GS Mortgage-Backed Securities Trust 2022- PJ5 B3, 2.982%, 10/25/2052	1,002,611	0.5
722,377 (1)(2)	GS Mortgage-Backed Securities Trust 2023- PJ4 A3, 6.000%, 01/25/2054	732,862	0.4
1,404,240 (1)(2)	GS Mortgage-Backed Securities Trust 2024- INV1 B3, 6.612%, 02/25/2055	1,428,273	0.8
1,100,000 (1)	GS Mortgage-Backed Securities Trust 2025- PJ6 A14, 5.500%, 11/25/2055	1,093,104	0.6
685,583 (1)(2)	Hundred Acre Wood Trust 2021-INV3 B3, 3.319%, 12/25/2051	585,560	0.3
451,722 (1)(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	362,533	0.2
604,180 (2)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 4.692%, (TSFR1M + 0.534%), 02/25/2046	461,304	0.2
195,895 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.606%, 06/25/2049	188,565	0.1
411,010 (1)(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.148%, 05/25/2052	337,327	0.2
470,428 (1)(2)	J.P. Morgan Mortgage Trust 2022-1 B3, 3.087%, 07/25/2052	383,063	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,115,209 (1)(2)	J.P. Morgan Mortgage Trust 2022-6 B3, 3.284%, 11/25/2052	$929,120	0.5
758,274 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 B3, 5.611%, 07/25/2053	723,233	0.4
277,666 (1)(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.687%, 01/25/2044	239,534	0.1
834,759 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.446%, 01/25/2047	749,145	0.4
342,839 (1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.874%, 11/25/2048	317,192	0.2
349,947 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.778%, 12/25/2048	318,341	0.2
371,603 (1)(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.706%, 09/25/2048	339,409	0.2
526,533 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.706%, 09/25/2048	480,915	0.3
540,319 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.715%, 10/25/2048	498,044	0.3
761,422 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.203%, 02/25/2050	677,086	0.4
767,549 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.393%, 03/25/2050	687,274	0.4
802,482 (1)(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 4.946%, 10/25/2049	812,821	0.4
438,455 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.925%, 09/25/2049	429,434	0.2
925,061 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.351%, 05/25/2050	862,415	0.5
399,439 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.678%, 12/25/2049	388,624	0.2
399,439 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.678%, 12/25/2049	387,642	0.2
656,442 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.335%, 03/25/2050	613,427	0.3
659,491 (1)(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.574%, 12/25/2050	591,102	0.3
389,857 (1)(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.488%, 03/25/2051	343,688	0.2
315,759 (1)(2)	JP Morgan Mortgage Trust 2021-INV6 A5A, 2.500%, 04/25/2052	259,796	0.1

See Accompanying Notes to Financial Statements

42

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
971,526 (1)(2)	JP Morgan Mortgage Trust 2023-10 B3, 6.294%, 05/25/2054	$966,080	0.5
831,809 (1)(2)	JP Morgan Mortgage Trust 2024-12 A9, 6.150%, 06/25/2055	844,283	0.5
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2024-CCM1 A5A, 5.500%, 04/25/2055	998,786	0.5
459,187 (1)(2)	JP Morgan Mortgage Trust 2025-CCM1 A2, 5.500%, 06/25/2055	461,679	0.2
1,100,000 (1)(2)	JP Morgan Mortgage Trust Series 2025-3 M1, 6.783%, 09/25/2055	1,121,065	0.6
192,639 (1)(2)	JP Morgan Trust 2015-1 B3, 5.662%, 12/25/2044	188,923	0.1
537,006 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.251%, 10/25/2048	515,248	0.3
1,050,706 (1)(2)	MFA Trust 2021-INV2 M1, 3.199%, 11/25/2056	847,655	0.5
542,067 (1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.701%, 09/25/2057	505,581	0.3
372,437 (1)(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	364,860	0.2
1,144,363 (1)(2)	Oaktown Re VII Ltd. 2021-2 M1C, 7.706%, (SOFR30A + 3.350%), 04/25/2034	1,163,768	0.6
372,837 (1)(2)	OBX Trust 2022-J1 A14, 2.500%, 02/25/2052	307,884	0.2
1,052,049 (1)(2)	Oceanview Mortgage Trust 2021-5 B3, 2.968%, 10/25/2051	867,261	0.5
948,822 (1)(2)	PRET Trust 2025-RPL2 A1, 4.000%, 08/25/2064	920,070	0.5
525,623 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.473%, 02/25/2050	477,388	0.3
444,508 (1)(2)	Sequoia Mortgage Trust 2017-2 B2, 3.551%, 02/25/2047	419,787	0.2
343,700 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.260%, 06/25/2049	323,018	0.2
440,439 (1)(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.802%, 08/25/2049	435,640	0.2
798,798 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.500%, 09/25/2049	768,539	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
470,389 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.500%, 09/25/2049	$450,653	0.2
654,137 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.633%, 03/25/2050	585,264	0.3
526,333 (1)(2)	Sequoia Mortgage Trust 2020-3 B3, 3.304%, 04/25/2050	458,477	0.2
685,673 (1)(2)	Sequoia Mortgage Trust 2021-7 B3, 2.864%, 11/25/2051	574,266	0.3
601,735 (1)(2)	Sequoia Mortgage Trust 2023-1 B2, 5.131%, 01/25/2053	570,060	0.3
608,274 (1)(2)	Sequoia Mortgage Trust 2024-2 A19, 6.000%, 03/25/2054	614,005	0.3
997,018 (1)(2)	Sequoia Mortgage Trust 2025-6 B3, 6.223%, 07/25/2055	976,079	0.5
312,431 (1)(2)	Shellpoint Co.-Originator Trust 2017-2 B3, 3.618%, 10/25/2047	290,945	0.2
199,418 (1)(2)	STAR Trust 2021-1 A3, 1.528%, 05/25/2065	186,552	0.1
903,444 (1)(2)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	807,101	0.4
602,296 (1)(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	569,884	0.3
1,071,274 (2)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	227,319	0.1
331,263 (1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.905%, 11/25/2057	330,150	0.2
546,075 (1)(2)	UWM Mortgage Trust 2021-INV1 B1, 3.150%, 08/25/2051	466,575	0.2
414,705 (1)(2)	UWM Mortgage Trust 2021-INV4 B3, 3.214%, 12/25/2051	341,035	0.2
1,356,015 (1)(2)	UWM Mortgage Trust 2021-INV5 B3, 3.227%, 01/25/2052	1,138,086	0.6
243,986 (1)(2)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	215,057	0.1
556,354 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-1 B3, 3.363%, 12/25/2049	490,700	0.3
	Total Collateralized Mortgage Obligations
	(Cost $65,191,531)	69,643,264	37.4

See Accompanying Notes to Financial Statements

43

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 32.9%
1,000,000 (1)(2)	1345T 2025-AOA A, 5.750%, (TSFR1M + 1.600%), 06/15/2042	$1,004,076	0.5
776,962 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 D, 2.000%, 10/15/2054	622,351	0.3
500,000 (1)(2)	Atrium Hotel Portfolio Trust 2017-ATRM C, 6.098%, (TSFR1M + 1.947%), 12/15/2036	488,453	0.3
1,000,000 (1)(2)	BAHA Trust 2024-MAR B, 7.069%, 12/10/2041	1,043,807	0.6
1,000,000 (1)(2)	BAMLL Trust 2025-ASHF A, 6.001%, (TSFR1M + 1.850%), 02/15/2042	1,003,017	0.5
6,369,284 (1)(2)(3)	BANK 2017-BNK8 XE, 1.427%, 11/15/2050	157,658	0.1
15,793,102 (2)(3)	BANK 2020-BN27 XA, 1.261%, 04/15/2063	630,948	0.3
5,156,958 (2)(3)	BANK 2020-BN30 XA, 1.366%, 12/15/2053	254,129	0.1
900,000 (2)	Bank of America Merrill Lynch Commercial Mortgage Trust 2017-BNK3 C, 4.352%, 02/15/2050	875,623	0.5
12,827,031 (2)(3)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.661%, 08/15/2052	574,761	0.3
5,710,974 (1)(2)(3)	Benchmark Mortgage Trust 2018-B5 XD, 1.500%, 07/15/2051	201,844	0.1
4,989,959 (2)(3)	Benchmark Mortgage Trust 2019-B10 XA, 1.380%, 03/15/2062	181,151	0.1
4,489,366 (1)(2)(3)	Benchmark Mortgage Trust 2019-B14 XD, 1.403%, 12/15/2062	216,118	0.1
5,535,229 (2)(3)	Benchmark Mortgage Trust 2020-B18 XA, 1.853%, 07/15/2053	287,648	0.2
4,751,313 (2)(3)	Benchmark Mortgage Trust 2020-B22 XA, 1.613%, 01/15/2054	301,699	0.2
10,231,413 (2)(3)	Benchmark Mortgage Trust 2021-B25 XA, 1.190%, 04/15/2054	424,762	0.2
1,000,000	Benchmark Mortgage Trust 2025-V17 A3, 5.075%, 09/15/2058	1,025,369	0.6
1,008,846 (1)(4)	BMD2 Re-Remic Trust 2019-FRR1 4A, 0.000%, 05/25/2052	835,295	0.5
2,537,173 (1)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.357%, 05/25/2052	2,158,075	1.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(2)	BOCA Commercial Mortgage Trust 2024-BOCA B, 6.490%, (TSFR1M + 2.340%), 08/15/2041	$1,006,890	0.5
1,000,000 (1)(2)	BSPRT Issuer LLC 2025-FL12 A, 5.486%, (TSFR1M + 1.386%), 01/17/2043	998,424	0.5
723,659 (1)(2)	BX Commercial Mortgage Trust 2019-IMC D, 6.096%, (TSFR1M + 1.946%), 04/15/2034	713,283	0.4
728,846 (1)(2)	BX Commercial Mortgage Trust 2021-VOLT F, 6.665%, (TSFR1M + 2.514%), 09/15/2036	727,958	0.4
1,000,000 (1)(2)	BX Commercial Mortgage Trust 2022-CSMO B, 7.291%, (TSFR1M + 3.141%), 06/15/2027	1,012,290	0.5
537,007 (1)(2)	BX Commercial Mortgage Trust 2023-XL3 D, 7.739%, (TSFR1M + 3.589%), 12/09/2040	539,482	0.3
1,240,459 (1)(2)	BX Commercial Mortgage Trust 2024-AIRC B, 6.291%, (TSFR1M + 2.141%), 08/15/2039	1,246,160	0.7
872,522 (1)(2)	BX Commercial Mortgage Trust 2024-GPA3 A, 5.443%, (TSFR1M + 1.293%), 12/15/2039	875,723	0.5
1,000,000 (1)(2)	BX Trust 2021-ARIA C, 5.910%, (TSFR1M + 1.760%), 10/15/2036	1,000,136	0.5
500,000 (1)(2)	BX Trust 2021-LGCY E, 5.964%, (TSFR1M + 1.814%), 10/15/2036	498,395	0.3
289,103 (1)(2)	BX Trust 2021-RISE C, 5.714%, (TSFR1M + 1.564%), 11/15/2036	288,872	0.2
1,159,970 (1)(2)	BX Trust 2021-SDMF D, 5.651%, (TSFR1M + 1.501%), 09/15/2034	1,155,420	0.6
955,585 (1)(2)	BX Trust 2025-LUNR A, 5.650%, (TSFR1M + 1.500%), 06/15/2040	958,801	0.5
5,106,639 (2)(3)	CD Mortgage Trust 2019-CD8 XA, 1.524%, 08/15/2057	207,429	0.1
6,220,215 (1)(2)(3)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.394%, 09/15/2050	129,264	0.1

See Accompanying Notes to Financial Statements

44

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000 (1)(2)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	$510,124	0.3
500,000 (1)(2)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	508,572	0.3
1,250,000 (1)(2)	DK Trust 2024-SPBX D, 6.900%, (TSFR1M + 2.750%), 03/15/2034	1,254,893	0.7
1,250,000 (1)(2)	Extended Stay America Trust 2025-ESH A, 5.450%, (TSFR1M + 1.300%), 10/15/2042	1,257,031	0.7
1,000,000 (1)(2)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU A, 5.600%, (TSFR1M + 1.450%), 12/15/2039	1,001,677	0.5
3,885,032 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 1.093%, 08/25/2036	289,177	0.2
1,000,000 (1)(2)	FS Rialto Issuer LLC 2025-FL10 A, 5.519%, (TSFR1M + 1.385%), 08/19/2042	1,001,778	0.5
2,235,423 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1C, 0.000%, 11/29/2050	2,011,942	1.1
3,147,000 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1D, 0.000%, 11/29/2050	2,801,479	1.5
29,453 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	29,027	0.0
1,178,694 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	1,131,233	0.6
653,492 (1)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	501,901	0.3
542,067 (1)	GS Mortgage Securities Trust 2021-GSA3 D, 2.250%, 12/15/2054	329,586	0.2
1,000,000 (1)(2)	GSAT Trust 2025-BMF A, 5.650%, (TSFR1M + 1.500%), 07/15/2040	1,001,500	0.5
600,000 (1)(2)	HYT Commercial Mortgage Trust 2024-RGCY B, 6.491%, (TSFR1M + 2.341%), 09/15/2041	601,953	0.3
881,000 (1)(2)	INTOWN Mortgage Trust 2025-STAY C, 6.400%, (TSFR1M + 2.250%), 03/15/2042	881,262	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,315,383 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019- ICON E, 5.394%, 01/05/2034	$1,294,926	0.7
1,145,816 (1)(2)	KSL Commercial Mortgage Trust 2024- HT2 A, 5.693%, (TSFR1M + 1.542%), 12/15/2039	1,147,134	0.6
289,161 (1)(2)	LAQ Mortgage Trust 2023-LAQ D, 8.339%, (TSFR1M + 4.188%), 03/15/2036	282,186	0.2
1,000,000 (1)(2)	LoanCore 2025 Issuer LLC 2025-CRE8 C, 6.284%, (TSFR1M + 2.141%), 08/17/2042	993,515	0.5
1,250,000 (1)(2)	MAD Commercial Mortgage Trust 2025- 11MD A, 4.754%, 10/15/2042	1,248,120	0.7
360,000 (1)(2)	MHC Trust 2021-MHC2 E, 6.214%, (TSFR1M + 2.064%), 05/15/2038	360,661	0.2
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 B, 4.039%, 05/15/2049	958,675	0.5
4,684,360 (1)(2)(3)	Morgan Stanley Capital I 2017-HR2 XD, 1.729%, 12/15/2050	139,389	0.1
11,054,665 (2)(3)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.366%, 07/15/2052	424,291	0.2
1,000,000 (1)(2)	ORL Trust 2024-GLKS A, 5.643%, (TSFR1M + 1.493%), 12/15/2039	1,001,715	0.5
221,985 (1)	Prima Capital CRE Securitization Ltd. 2019-7A C, 3.250%, 12/25/2050	218,867	0.1
3,011,482 (1)	Prima Capital CRE Securitization Ltd. 2019-7A D, 4.250%, 12/25/2050	2,849,077	1.5
1,000,000 (1)(2)	PRM Trust 2025-PRM6 A, 4.630%, 07/05/2033	997,364	0.5
1,000,000 (1)(2)	PRM5 Trust 2025-PRM5 A, 4.620%, 03/10/2033	997,863	0.5
2,000,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.337%, 11/08/2049	1,921,585	1.0
1,897,233 (1)(4)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	1,707,901	0.9
1,000,000 (1)(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.852%, 03/15/2037	834,921	0.5

See Accompanying Notes to Financial Statements

45

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(2)	SWCH Commercial Mortgage Trust 2025-DATA A, 5.593%, (TSFR1M + 1.443%), 02/15/2042	$996,223	0.5
1,000,000 (1)(2)	WCORE Commercial Mortgage Trust 2024-CORE B, 5.992%, (TSFR1M + 1.842%), 11/15/2041	1,003,223	0.5
861,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2016-LC25 D, 3.171%, 12/15/2059	792,818	0.4
9,187,429 (2)(3)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.996%, 10/15/2050	106,915	0.1
6,014,802 (2)(3)	Wells Fargo Commercial Mortgage Trust 2021-C60 XA, 1.617%, 08/15/2054	378,834	0.2
1,000,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2025-DWHP A, 6.492%, (TSFR1M + 2.341%), 04/15/2038	1,005,152	0.5
850,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2025-VTT B, 5.675%, 03/15/2038	854,950	0.5
	Total Commercial Mortgage-Backed Securities
	(Cost $57,101,193)	61,274,751	32.9

ASSET-BACKED SECURITIES: 21.7%
	Other Asset-Backed Securities: 18.1%
300,000 (1)(2)	AB BSL CLO 5 Ltd. 2024-5A C, 6.425%, (TSFR3M + 2.100%), 01/20/2038	301,292	0.2
1,000,000 (1)(2)	AMMC CLO 30 Ltd. 2024-30A C, 6.968%, (TSFR3M + 2.650%), 01/15/2037	1,004,348	0.5
730,000 (1)(2)	Apidos CLO XXIV 2016-24A BRR, 6.637%, (TSFR3M + 2.312%), 10/20/2030	731,413	0.4
815,100 (1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	787,894	0.4
500,000 (1)(2)	Balboa Bay Loan Funding Ltd. 2022-1A CR, 6.625%, (TSFR3M + 2.300%), 04/20/2037	501,853	0.3
550,000 (1)(2)	Birch Grove CLO 3 Ltd. 2021-3A CR, 6.125%, (TSFR3M + 1.800%), 01/19/2038	551,626	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
500,000 (1)(2)	BlueMountain CLO XXXIII Ltd. 2021-33A BR, 0.010%, (TSFR3M + 1.700%), 10/20/2038	$500,625	0.3
600,000 (1)	Bojangles Issuer LLC 2024-1A A2, 6.584%, 11/20/2054	609,101	0.3
800,000 (1)(2)	Cedar Funding V CLO Ltd. 2016-5A CR, 6.684%, (TSFR3M + 2.362%), 07/17/2031	801,396	0.4
750,000 (1)	Cherry Securitization Trust 2025-1A A, 6.130%, 11/15/2032	762,740	0.4
537,427 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	497,264	0.3
750,000 (1)(2)	Elmwood CLO 18 Ltd. 2022-5A CRR, 6.322%, (TSFR3M + 2.000%), 07/17/2037	754,402	0.4
1,050,000 (1)(2)	Galaxy 31 Clo Ltd. 2023-31A CR, 6.311%, (TSFR3M + 2.000%), 07/15/2038	1,055,626	0.6
662,745 (1)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	671,679	0.3
420,851 (1)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	318,141	0.2
334,899 (1)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	302,325	0.2
203,270 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	191,227	0.1
261,132 (1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	227,264	0.1
1,500,000 (1)(2)	Oaktree CLO Ltd. 2019-4A CRR, 6.595%, (TSFR3M + 2.270%), 07/20/2037	1,506,889	0.8
250,000 (1)(2)	Oaktree CLO Ltd. 2024-25A C, 6.825%, (TSFR3M + 2.500%), 04/20/2037	251,321	0.1
450,000 (1)(2)	Octagon Investment Partners XVI Ltd. 2013-1A CR, 6.434%, (TSFR3M + 2.112%), 07/17/2030	450,595	0.2
592,426 (1)	Pagaya AI Debt Grantor Trust 2024-11 B, 5.637%, 07/15/2032	596,851	0.3
649,945 (1)	Pagaya AI Debt Grantor Trust 2025-1 B, 5.628%, 07/15/2032	657,476	0.3

See Accompanying Notes to Financial Statements

46

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
800,000 (1)(2)	Palmer Square CLO Ltd. 2018-2A BR, 6.818%, (TSFR3M + 2.500%), 04/16/2037	$804,810	0.4
1,000,000 (1)(2)	Parallel Ltd. 2023-1A BR, 6.375%, (TSFR3M + 2.050%), 07/20/2036	1,001,685	0.5
1,050,000 (1)(2)	Sound Point CLO XXIX Ltd. 2021-1A C1, 6.880%, (TSFR3M + 2.562%), 04/25/2034	1,051,700	0.6
500,000 (1)(2)	Sound Point CLO XXXII Ltd. 2021-4A C, 6.730%, (TSFR3M + 2.412%), 10/25/2034	500,864	0.3
487,720 (1)	Sunnova Helios II Issuer LLC 2018-1A B, 7.710%, 07/20/2048	440,834	0.2
1,976,613 (1)	Sunnova Helios II Issuer LLC 2021-B B, 2.010%, 07/20/2048	1,458,826	0.8
371,907 (1)	Sunnova Helios IV Issuer LLC 2020-AA A, 2.980%, 06/20/2047	331,646	0.2
1,039,157 (1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	875,140	0.5
897,519 (1)	Sunrun Atlas Issuer LLC 2019-2 A, 3.610%, 02/01/2055	859,255	0.5
707,982 (1)	Sunrun Iris Issuer LLC 2023-1A A, 5.750%, 01/30/2059	698,404	0.4
1,870,969 (1)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	1,797,514	1.0
342,567 (1)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	325,378	0.2
431,970 (1)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	394,692	0.2
1,850,000 (1)	Trafigura Securitisation Finance PLC 2024-1A A2, 5.980%, 11/15/2027	1,883,446	1.0
557,603 (1)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	514,730	0.3
333,280 (1)(2)	Venture 33 CLO Ltd. 2018-33A CR, 6.859%, (TSFR3M + 2.542%), 07/15/2031	333,752	0.2
350,000 (1)(2)	VERDE CLO Ltd. 2019-1A CRR, 6.318%, (TSFR3M + 2.000%), 04/15/2032	350,907	0.2
569,751 (1)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	526,897	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
416,600 (1)(2)	Wind River CLO Ltd. 2014-1A CRR, 6.541%, (TSFR3M + 2.212%), 07/18/2031	$416,914	0.2
1,712,154 (1)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	1,654,813	0.9
1,650,000 (1)	Wingstop Funding LLC 2024-1A A2, 5.858%, 12/05/2054	1,711,009	0.9
1,893,619 (1)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	1,788,693	0.9
		33,755,257	18.1

	Student Loan Asset-Backed Securities: 3.6%
296,337 (1)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	291,866	0.1
1,080,103 (1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	1,045,545	0.6
790,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	682,280	0.4
1,205,000 (1)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	1,166,645	0.6
602,000 (1)	SoFi Professional Loan Program Trust 2018-C BFX, 4.130%, 01/25/2048	583,709	0.3
632,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	611,709	0.3
1,521,000 (1)	SoFi Professional Loan Program Trust 2020-B BFX, 2.730%, 05/15/2046	1,262,812	0.7
1,235,000 (1)	SoFi Professional Loan Program Trust 2020-C BFX, 3.360%, 02/15/2046	1,058,215	0.6
		6,702,781	3.6

	Total Asset-Backed Securities
	(Cost $39,106,166)	40,458,038	21.7

	Total Long-Term Investments
	(Cost $161,398,890)	171,376,053	92.0

See Accompanying Notes to Financial Statements

47

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 9.1%
	Commercial Paper: 8.8%
1,000,000	Agilent Technologies, 4.290%, 10/02/2025	$999,765	0.5
1,000,000	Automatic Data Processing., 4.160%, 10/01/2025	999,886	0.5
1,000,000	Bekshire Hathway., 4.340%, 10/10/2025	998,813	0.5
2,000,000	Concord Minutemen Capital Co. LLC, 4.180%, 10/02/2025	1,999,542	1.1
1,000,000	Dominion Resources, Inc., 4.330%, 10/15/2025	998,224	0.5
1,000,000	Dominion Resources, Inc., 4.330%, 10/16/2025	998,105	0.5
2,000,000	Entergy Corp., 4.270%, 10/01/2025	1,999,766	1.1
2,000,000	Fiserv, Inc., 4.310%, 10/02/2025	1,999,528	1.1
1,000,000	Fiserv, Inc., 4.360%, 10/10/2025	998,808	0.5
2,000,000	Kellanova, 4.370%, 10/24/2025	1,994,270	1.1
2,000,000	Sherwin-Williams Co., 4.290%, 10/20/2025	1,995,311	1.1
545,000	Toyota Motor Credit Corp., 4.160%, 10/14/2025	544,131	0.3
	Total Commercial Paper
	(Cost $16,528,293)	16,526,149	8.8

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.3%
546,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.050%
	(Cost $546,000)	$546,000	0.3

	Total Short-Term Investments
	(Cost $17,074,293)	17,072,149	9.1
	Total Investments in Securities
	(Cost $178,473,183)	$188,448,202	101.1
	Liabilities in Excess of Other Assets	(2,097,038)	(1.1)
	Net Assets	$186,351,164	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualifiied institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2025.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	Rate shown is the 7-day yield as of September 30, 2025.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

48

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2025
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$69,643,264	$—	$69,643,264
Commercial Mortgage-Backed Securities	—	61,274,751	—	61,274,751
Asset-Backed Securities	—	40,458,038	—	40,458,038
Short-Term Investments	546,000	16,526,149	—	17,072,149
Total Investments, at fair value	$546,000	$187,902,202	$—	$188,448,202
Other Financial Instruments+
Futures	19,068	—	—	19,068
Total Assets	$565,068	$187,902,202	$—	$188,467,270
Liabilities Table
Other Financial Instruments+
Futures	$(64,282)	$—	$—	$(64,282)
Total Liabilities	$(64,282)	$—	$—	$(64,282)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2025, the following futures contracts were outstanding for Voya VACS Series SC Fund:

	Number	Expiration	Notional	Unrealized Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	163	12/31/25	$33,968,945	$(6,682)
U.S. Treasury 5-Year Note	28	12/31/25	3,057,469	(708)
U.S. Treasury 10-Year Note	53	12/19/25	5,962,500	16,929
U.S. Treasury Long Bond	1	12/19/25	116,594	2,139
			$43,105,508	$11,678
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(16)	12/19/25	(1,841,250)	(8,776)
U.S. Treasury Ultra Long Bond	(17)	12/19/25	(2,041,063)	(48,116)
			$(3,882,313)	$(56,892)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$19,068
Total Asset Derivatives		$19,068

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$64,282
Total Liability Derivatives		$64,282

See Accompanying Notes to Financial Statements

49

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$293,729
Total	$293,729

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(396,116)
Total	$(396,116)

At September 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $178,824,086.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$9,899,331
Gross Unrealized Depreciation	(320,429)
Net Unrealized Appreciation	$9,578,902

See Accompanying Notes to Financial Statements

50

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Placement Agent	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

220646 (0925)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under item 7. Aggregate amount of $201,414 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Funds Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date:	December 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date:	December 9, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date:	December 9, 2025